UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21265

Invesco Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:     800-983-0903

Date of fiscal year end:   April 30

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of January 31, 2019 is set forth below.

Schedule of Investments(a)

Invesco DWA NASDAQ

Momentum ETF (DWAQ)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 5.0%
907	Charter Communications, Inc., Class A(b)	$300,262
25,879	Glu Mobile, Inc.(b)	252,062
1,358	IAC/InterActiveCorp.(b)	286,918
9,788	Iridium Communications, Inc.(b)	189,691
11,099	Liberty TripAdvisor Holdings, Inc., Series A(b)	184,909
30,238	QuinStreet, Inc.(b)	575,732
2,987	T-Mobile US, Inc.(b)	207,955

		1,997,529

	Consumer Discretionary - 14.9%
545	Amazon.com, Inc.(b)	936,708
14,914	Crocs, Inc.(b)	428,330
2,280	Dorman Products, Inc.(b)	195,966
20,628	Eldorado Resorts, Inc.(b)	961,677
11,158	Etsy, Inc.(b)	609,785
2,246	Five Below, Inc.(b)	277,898
4,225	Fox Factory Holding Corp.(b)	250,669
2,912	Grand Canyon Education, Inc.(b)	270,641
1,396	Helen of Troy Ltd.(b)	161,992
20,272	Houghton Mifflin Harcourt Co.(b)	212,248
679	MercadoLibre, Inc. (Argentina)(b)	247,156
1,700	O’Reilly Automotive, Inc.(b)	585,922
1,548	Pool Corp.	232,061
1,598	Strategic Education, Inc.	174,821
3,930	Texas Roadhouse, Inc.	239,101
2,965	Wingstop, Inc.	194,652

		5,979,627

	Consumer Staples - 1.6%
6,132	Chefs’ Warehouse, Inc. (The)(b)	196,960
12,352	Freshpet, Inc.(b)	444,301

		641,261

	Financials - 6.4%
2,512	Credit Acceptance Corp.(b)	999,826
9,496	eHealth, Inc.(b)	580,776
3,670	Kinsale Capital Group, Inc.	212,860
906	LendingTree, Inc.(b)(c)	268,484
13,148	NMI Holdings, Inc., Class A(b)	289,256
2,232	World Acceptance Corp.(b)	231,436

		2,582,638

	Health Care - 40.5%
2,782	Addus HomeCare Corp.(b)	167,337
9,428	Akcea Therapeutics, Inc.(b)(c)	250,596
5,655	Amedisys, Inc.(b)	741,710
1,206	Atrion Corp.	899,483
11,355	BioTelemetry, Inc.(b)	815,516
41,252	CareDx, Inc.(b)	1,156,294
26,493	Codexis, Inc.(b)	498,598
1,854	DexCom, Inc.(b)	261,470
13,737	Exact Sciences Corp.(b)	1,237,429
2,988	Genomic Health, Inc.(b)	226,520
2,197	Heska Corp.(b)	216,624
7,360	HMS Holdings Corp.(b)	220,726
2,323	ICON PLC(b)	324,941
3,384	IDEXX Laboratories, Inc.(b)	720,048
596	Illumina, Inc.(b)	166,755
2,451	Insulet Corp.(b)	198,997
435	Intuitive Surgical, Inc.(b)	227,783
2,032	LHC Group, Inc.(b)	214,843
3,018	Masimo Corp.(b)	375,409
3,481	Medpace Holdings, Inc.(b)	224,176

4,809	Merit Medical Systems, Inc.(b)	$271,853
25,621	Mirati Therapeutics, Inc.(b)	1,693,036
7,648	MyoKardia, Inc.(b)	316,474
14,184	Novocure Ltd.(b)	695,016
2,968	Omnicell, Inc.(b)	193,306
3,587	PRA Health Sciences, Inc.(b)	380,114
51,637	R1 RCM, Inc.(b)	419,292
4,176	Reata Pharmaceuticals, Inc., Class A(b)	333,120
8,135	Tabula Rasa HealthCare, Inc.(b)	490,378
30,556	Tandem Diabetes Care, Inc.(b)	1,328,575
6,078	UroGen Pharma, Ltd.(b)	251,751
43,603	Vericel Corp.(b)	749,972

		16,268,142

	Industrials - 8.9%
5,394	AAON, Inc.	199,254
21,027	Casella Waste Systems, Inc., Class A(b)	633,333
3,946	Chart Industries, Inc.(b)	294,766
1,157	Cintas Corp.	216,949
885	CoStar Group, Inc.(b)	345,805
7,794	Heritage-Crystal Clean, Inc.(b)	199,526
19,516	Kratos Defense & Security Solutions, Inc.(b)	302,303
6,077	Mercury Systems, Inc.(b)	356,295
2,756	Old Dominion Freight Line, Inc.	374,623
8,823	SkyWest, Inc.	449,532
15,862	Sunrun, Inc.(b)	210,965

		3,583,351

	Information Technology - 22.0%
1,426	Adobe, Inc.(b)	353,391
5,039	Alarm.com Holdings, Inc.(b)	317,104
2,893	Atlassian Corp. PLC, Class A(b)	284,671
1,424	Autodesk, Inc.(b)	209,613
3,839	Benefitfocus, Inc.(b)	214,792
2,212	Broadcom, Inc.	593,369
2,353	CDW Corp.	195,934
2,216	Euronet Worldwide, Inc.(b)	254,862
4,567	Everbridge, Inc.(b)	282,515
31,531	Extreme Networks, Inc.(b)	238,374
18,264	Five9, Inc.(b)	933,838
3,849	Intuit, Inc.	830,691
1,495	Jack Henry & Associates, Inc.	199,657
1,977	Mellanox Technologies Ltd. (Israel)(b)	184,672
4,130	MongoDB, Inc., Class A(b)(c)	381,447
6,513	Novanta, Inc.(b)	453,826
3,226	Okta, Inc.(b)	265,919
5,950	Rapid7, Inc.(b)	239,071
5,772	SolarEdge Technologies, Inc.(b)(c)	252,756
4,370	SS&C Technologies Holdings, Inc.	225,011
3,536	Trade Desk, Inc. (The), Class A(b)	504,517
2,066	Ultimate Software Group, Inc. (The)(b)	564,163
1,201	VeriSign, Inc.(b)	203,293
4,234	Wix.com Ltd. (Israel)(b)	462,988
1,254	Zebra Technologies Corp., Class A(b)	217,695

		8,864,169

	Real Estate - 0.7%
1,578	SBA Communications Corp. REIT(b)	288,033

	Total Common Stocks & Other Equity Interests (Cost $36,125,240)	40,204,750

	Money Market Fund - 0.3%
125,681	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $125,681)	125,681

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $36,250,921) - 100.3%	40,330,431

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.4%
950,257	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $950,257)	$950,257

	Total Investments in Securities (Cost $37,201,178) - 102.7%	41,280,688
	Other assets less liabilities - (2.7)%	(1,088,546)

	Net Assets - 100.0%	$40,192,142

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Market ETF (PWC)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Communication Services - 10.1%
39,583	Match Group, Inc.(b)	$2,117,295
862,590	Sprint Corp.(c)	5,382,562
43,938	Telephone & Data Systems, Inc.	1,591,434
27,302	United States Cellular Corp.(c)	1,572,049
91,700	Verizon Communications, Inc.	5,049,002

		15,712,342

	Consumer Discretionary - 10.6%
16,781	Advance Auto Parts, Inc.	2,671,535
17,693	Burlington Stores, Inc.(c)	3,038,065
18,867	Crocs, Inc.(c)	541,860
3,923	Deckers Outdoor Corp.(c)	503,909
18,545	DSW, Inc., Class A	505,351
22,797	Guess?, Inc.	444,770
18,099	H&R Block, Inc.	426,956
3,556	Helen of Troy Ltd.(c)	412,638
21,332	K12, Inc.(c)	672,171
13,806	Movado Group, Inc.	441,102
8,402	O’Reilly Automotive, Inc.(c)	2,895,833
34,888	Rent-A-Center, Inc.(c)	610,540
44,579	Starbucks Corp.	3,037,613
22,899	Tailored Brands, Inc.	289,215

		16,491,558

	Consumer Staples - 7.2%
25,934	BJ’s Wholesale Club Holdings, Inc.(c)	682,324
12,864	Cal-Maine Foods, Inc.	542,604
10,498	Herbalife Nutrition Ltd.(c)	626,731
154,892	Keurig Dr Pepper, Inc.	4,216,160
19,664	Kroger Co. (The)	557,081
4,059	Medifast, Inc.	516,467
9,412	Universal Corp.	543,072
49,251	Walgreens Boots Alliance, Inc.	3,558,877

		11,243,316

	Energy - 6.7%
25,521	Cactus, Inc., Class A(c)	837,599
11,587	Contura Energy, Inc.(b)(c)	745,971
204,805	Kinder Morgan, Inc.	3,706,970
53,237	Marathon Petroleum Corp.	3,527,484
23,768	Peabody Energy Corp.	848,518
26,913	Renewable Energy Group, Inc.(c)	777,786

		10,444,328

	Financials - 15.0%
17,008	American Equity Investment Life Holding Co.	532,690
14,054	Assured Guaranty Ltd.	570,030
13,291	Athene Holding Ltd., Class A(c)	570,184
134,571	AXA Equitable Holdings, Inc.	2,494,946
10,369	BancFirst Corp.	556,608
12,778	Employers Holdings, Inc.	541,404
63,949	First BanCorp	681,057
121,395	Genworth Financial, Inc., Class A(c)	587,552
15,247	James River Group Holdings Ltd.	588,077
60,237	MetLife, Inc.	2,751,024
21,820	National General Holdings Corp.	526,953
32,705	OFG Bancorp	633,823
10,570	Popular, Inc.	577,228
53,823	Principal Financial Group, Inc.	2,694,918
41,018	Progressive Corp. (The)	2,760,101
28,780	Prudential Financial, Inc.	2,651,789
102,962	Synchrony Financial	3,092,978
28,535	Waddell & Reed Financial, Inc., Class A(b)	488,519

		23,299,881

	Health Care - 14.2%
45,661	AbbVie, Inc.	$3,666,122
31,783	Acorda Therapeutics, Inc.(c)	528,551
26,445	Allergan PLC	3,807,551
4,710	Amedisys, Inc.(c)	617,764
20,287	Amgen, Inc.	3,795,901
26,973	Bausch Health Cos., Inc.(c)	662,187
9,047	BioTelemetry, Inc.(c)	649,755
8,930	Emergent BioSolutions, Inc.(c)	557,143
8,630	Encompass Health Corp.	576,829
28,411	HCA Healthcare, Inc.	3,961,346
35,944	Innoviva, Inc.(c)	614,642
7,434	Integer Holdings Corp.(c)	602,080
10,706	Medpace Holdings, Inc.(c)	689,466
22,055	NxStage Medical, Inc.(c)	641,139
16,243	Premier, Inc., Class A(c)	646,309

		22,016,785

	Industrials - 9.8%
15,418	ArcBest Corp.	580,025
11,614	CSW Industrials, Inc.(c)	599,863
52,571	CSX Corp.	3,453,915
49,730	Expeditors International of Washington, Inc.	3,446,289
8,784	FTI Consulting, Inc.(c)	600,123
15,437	HD Supply Holdings, Inc.(c)	647,428
6,168	Insperity, Inc.	658,002
26,891	Kelly Services, Inc., Class A	602,358
4,752	National Presto Industries, Inc.	568,434
23,883	Navigant Consulting, Inc.	619,047
39,687	United Continental Holdings, Inc.(c)	3,463,485

		15,238,969

	Information Technology - 20.2%
17,209	Booz Allen Hamilton Holding Corp.	845,478
5,210	CACI International, Inc., Class A(c)	871,008
48,725	CDW Corp.	4,057,331
40,754	Citrix Systems, Inc.	4,178,915
12,197	CyberArk Software Ltd. (Israel)(c)	1,070,409
32,348	EVERTEC, Inc.	895,069
16,619	Fabrinet (Thailand)(c)	944,624
11,867	Fortinet, Inc.(c)	908,656
19,584	Insight Enterprises, Inc.(c)	899,297
14,255	Keysight Technologies, Inc.(c)	1,055,155
22,891	Mastercard, Inc., Class A	4,832,977
40,854	Microsoft Corp.	4,266,383
33,955	Motorola Solutions, Inc.	3,969,679
22,921	ScanSource, Inc.(c)	878,104
10,388	SPS Commerce, Inc.(c)	921,000
4,929	Zebra Technologies Corp., Class A(c)	855,674

		31,449,759

	Materials - 3.1%
49,921	Cleveland-Cliffs, Inc.(b)	534,654
279,082	Freeport-McMoRan, Inc.	3,248,514
48,045	Resolute Forest Products, Inc.	374,751
19,994	Warrior Met Coal, Inc.	574,428

		4,732,347

	Utilities - 3.0%
46,828	AES Corp.	767,511
73,880	Exelon Corp.	3,528,509
27,018	PG&E Corp.(c)	351,234

		4,647,254

	Total Common Stocks (Cost $156,302,269)	155,276,539

	Money Market Fund - 0.1%
145,680	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $145,680)	145,680

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $156,447,949) - 100.0%	155,422,219

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.8%
2,776,968	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $2,776,968)	$2,776,968

	Total Investments in Securities (Cost $159,224,917) - 101.8%	158,199,187
	Other assets less liabilities - (1.8)%	(2,803,645)

	Net Assets - 100.0%	$155,395,542

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco FTSE RAFI US 1000 ETF (PRF)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 8.0%
57,282	Activision Blizzard, Inc.	$2,706,002
24,857	Alphabet, Inc., Class A(b)	27,986,248
24,995	Alphabet, Inc., Class C(b)	27,903,668
13,853	AMC Networks, Inc., Class A(b)	871,908
3,124,115	AT&T, Inc.	93,910,897
28,874	Cars.com, Inc.(b)	788,549
83,797	CBS Corp., Class B	4,144,600
676,202	CenturyLink, Inc.	10,359,415
27,894	Charter Communications, Inc., Class A(b)	9,234,309
31,441	Cinemark Holdings, Inc.	1,286,566
1,056,920	Comcast Corp., Class A	38,651,564
45,887	Discovery, Inc., Class A(b)	1,302,273
76,777	Discovery, Inc., Class C(b)	2,046,107
47,248	DISH Network Corp., Class A(b)	1,449,096
18,168	Electronic Arts, Inc.(b)	1,675,816
100,750	Facebook, Inc., Class A(b)	16,794,017
410,330	Frontier Communications Corp.(b)(c)	820,660
73,441	Gannett Co., Inc.	814,461
6,851	IAC/InterActiveCorp.(b)	1,447,479
96,030	Interpublic Group of Cos., Inc. (The)	2,184,682
2,927	Liberty Broadband Corp., Class A(b)	248,122
12,031	Liberty Broadband Corp., Class C(b)	1,022,876
91,436	Liberty Global PLC, Series A (United Kingdom)(b)	2,231,038
243,779	Liberty Global PLC, Series C (United Kingdom)(b)	5,743,433
29,747	Liberty Media Corp.-Liberty SiriusXM, Class A(b)	1,183,336
60,101	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	2,401,636
24,298	Live Nation Entertainment, Inc.(b)	1,300,186
6,106	Netflix, Inc.(b)	2,072,987
119,173	News Corp., Class A	1,528,989
38,272	News Corp., Class B	494,857
67,527	Omnicom Group, Inc.	5,259,003
19,879	Sinclair Broadcast Group, Inc., Class A	612,472
441,145	Sprint Corp.(b)	2,752,745
6,512	Take-Two Interactive Software, Inc.(b)	687,342
85,407	TEGNA, Inc.	1,002,678
74,664	Telephone & Data Systems, Inc.	2,704,330
79,929	T-Mobile US, Inc.(b)	5,564,657
37,089	Tribune Media Co., Class A	1,702,756
178,018	Twenty-First Century Fox, Inc., Class A	8,778,067
76,992	Twenty-First Century Fox, Inc., Class B	3,777,227
34,400	Twitter, Inc.(b)	1,154,464
1,533,165	Verizon Communications, Inc.	84,416,065
188,616	Viacom, Inc., Class B	5,549,083
280,638	Walt Disney Co. (The)	31,296,750

		419,863,416

	Consumer Discretionary - 8.7%
50,032	Abercrombie & Fitch Co., Class A	1,084,193
73,697	Adient PLC	1,454,779
15,091	Adtalem Global Education, Inc.(b)	737,950
19,620	Advance Auto Parts, Inc.	3,123,504
14,226	Amazon.com, Inc.(b)	24,450,653
62,785	American Axle & Manufacturing Holdings, Inc.(b)	927,962
71,502	American Eagle Outfitters, Inc.	1,510,122
41,503	Aptiv PLC	3,284,132
68,284	Aramark	2,249,958
15,288	Asbury Automotive Group, Inc.(b)	1,080,097

321,668	Ascena Retail Group, Inc.(b)	$788,087
21,419	Autoliv, Inc. (Sweden)	1,710,307
49,897	AutoNation, Inc.(b)	1,933,509
5,004	AutoZone, Inc.(b)	4,240,089
126,565	Bed Bath & Beyond, Inc.	1,909,866
92,914	Best Buy Co., Inc.	5,504,225
18,052	Big Lots, Inc.	569,360
38,418	Bloomin’ Brands, Inc.	708,044
3,292	Booking Holdings, Inc.(b)	6,033,611
47,595	BorgWarner, Inc.	1,946,635
26,070	Brinker International, Inc.	1,056,356
18,603	Brunswick Corp.	936,103
9,022	Burlington Stores, Inc.(b)	1,549,168
28,864	Capri Holdings, Ltd.(b)	1,226,143
61,170	CarMax, Inc.(b)	3,595,573
96,595	Carnival Corp.	5,561,940
7,049	Carter’s, Inc.	584,362
72,554	Chico’s FAS, Inc.	420,813
4,143	Chipotle Mexican Grill, Inc.(b)	2,194,174
27,506	Cooper Tire & Rubber Co.	968,211
7,257	Cooper-Standard Holdings, Inc.(b)	554,870
44,240	Core-Mark Holding Co., Inc.	1,233,411
4,535	Cracker Barrel Old Country Store, Inc.	758,615
58,802	D.R. Horton, Inc.	2,260,937
52,979	Dana, Inc.	933,490
26,225	Darden Restaurants, Inc.	2,751,789
28,459	Delphi Technologies PLC	509,701
45,587	Dick’s Sporting Goods, Inc.	1,609,677
12,460	Dillard’s, Inc., Class A(c)	832,203
51,870	Dollar General Corp.	5,987,354
41,594	Dollar Tree, Inc.(b)	4,027,547
3,666	Domino’s Pizza, Inc.	1,040,154
37,421	DSW, Inc., Class A	1,019,722
112,341	eBay, Inc.(b)	3,780,275
18,472	Expedia Group, Inc.	2,202,786
98,010	Express, Inc.(b)	519,453
48,126	Extended Stay America, Inc.	822,955
47,922	Foot Locker, Inc.	2,678,361
3,537,628	Ford Motor Co.	31,131,126
72,610	Fossil Group, Inc.(b)	1,231,466
7,773	frontdoor, Inc.(b)	231,014
140,925	GameStop Corp., Class A(c)	1,598,089
93,533	Gap, Inc. (The)	2,379,480
27,153	Garmin Ltd.	1,878,445
11,759	Garrett Motion, Inc. (Switzerland)(b)	187,791
805,364	General Motors Co.	31,425,303
21,312	Genesco, Inc.(b)	962,876
48,635	Gentex Corp.	1,030,089
44,454	Genuine Parts Co.	4,437,398
170,193	GNC Holdings, Inc., Class A(b)(c)	519,089
148,236	Goodyear Tire & Rubber Co. (The)	3,141,121
1,347	Graham Holdings Co., Class B	895,755
18,836	Group 1 Automotive, Inc.	1,149,561
62,325	H&R Block, Inc.	1,470,247
80,361	Hanesbrands, Inc.	1,204,611
58,324	Harley-Davidson, Inc.	2,149,823
20,042	Hasbro, Inc.	1,815,004
18,745	Hilton Worldwide Holdings, Inc.	1,396,128
155,243	Home Depot, Inc. (The)	28,491,748
10,287	Hyatt Hotels Corp., Class A	719,164
44,918	International Game Technology PLC	734,858
436,207	J.C. Penney Co., Inc.(b)(c)	575,793
94,713	Kohl’s Corp.	6,505,836
120,656	L Brands, Inc.	3,359,063
79,565	Las Vegas Sands Corp.	4,643,413
19,011	Lear Corp.	2,926,363
35,669	Leggett & Platt, Inc.	1,461,002
39,103	Lennar Corp., Class A	1,854,264
18,805	Liberty Expedia Holdings, Inc., Class A(b)	770,817
9,284	Lithia Motors, Inc., Class A	825,812
57,410	LKQ Corp.(b)	1,505,290
160,881	Lowe’s Cos., Inc.	15,470,317
8,663	Lululemon Athletica, Inc.(b)	1,280,478

Schedule of Investments(a)

294,972	Macy’s, Inc.	$7,757,764
25,670	Marriott International, Inc., Class A	2,939,985
220,061	Mattel, Inc.(b)(c)	2,605,522
138,261	McDonald’s Corp.	24,718,302
16,364	Meritage Homes Corp.(b)	737,689
114,030	MGM Resorts International	3,357,043
35,504	Michaels Cos., Inc. (The)(b)	492,085
11,535	Mohawk Industries, Inc.(b)	1,485,593
31,561	Murphy USA, Inc.(b)	2,321,312
145,333	Newell Brands, Inc.	3,082,513
145,925	NIKE, Inc., Class B	11,948,339
60,686	Nordstrom, Inc.	2,816,437
32,758	Norwegian Cruise Line Holdings Ltd.(b)	1,684,744
401	NVR, Inc.(b)	1,066,660
558,483	Office Depot, Inc.	1,647,525
11,412	O’Reilly Automotive, Inc.(b)	3,933,260
24,209	Penske Automotive Group, Inc.	1,134,918
12,826	Polaris Industries, Inc.	1,075,845
69,607	PulteGroup, Inc.	1,935,771
15,858	PVH Corp.	1,730,266
134,178	Qurate Retail, Inc.(b)	2,918,371
17,344	Ralph Lauren Corp.	2,014,332
45,790	Ross Stores, Inc.	4,218,175
26,997	Royal Caribbean Cruises Ltd.	3,240,990
64,321	Sally Beauty Holdings, Inc.(b)	1,107,608
49,104	SeaWorld Entertainment, Inc.(b)	1,279,159
31,630	Service Corp. International	1,357,560
15,547	ServiceMaster Global Holdings, Inc.(b)	606,178
34,652	Signet Jewelers Ltd.	844,123
12,570	Six Flags Entertainment Corp.	774,186
20,525	Skechers U.S.A., Inc., Class A(b)	557,664
38,602	Sonic Automotive, Inc., Class A	590,611
147,785	Starbucks Corp.	10,070,070
63,589	Tapestry, Inc.	2,461,530
262,859	Target Corp.	19,188,707
45,106	Taylor Morrison Home Corp., Class A(b)	852,503
35,184	Tenneco, Inc., Class A	1,220,181
3,686	Tesla, Inc.(b)	1,131,676
8,272	Thor Industries, Inc.	538,673
19,428	Tiffany & Co.	1,723,846
228,767	TJX Cos., Inc. (The)	11,376,583
35,600	Toll Brothers, Inc.	1,315,064
25,115	Tractor Supply Co.	2,144,821
41,447	TRI Pointe Group, Inc.(b)	557,462
20,891	Tupperware Brands Corp.	569,698
5,095	Ulta Beauty, Inc.(b)	1,487,332
32,900	Under Armour, Inc., Class A(b)	682,346
34,095	Under Armour, Inc., Class C(b)	645,759
26,136	Urban Outfitters, Inc.(b)	844,193
3,225	Vail Resorts, Inc.	607,139
21,419	Veoneer, Inc. (Sweden)(b)(c)	638,500
59,756	VF Corp.	5,029,663
36,971	Vista Outdoor, Inc.(b)	368,971
17,444	Visteon Corp.(b)	1,341,269
30,547	Whirlpool Corp.	4,063,056
29,748	Williams-Sonoma, Inc.	1,619,184
17,860	Wyndham Destinations, Inc.	752,620
17,860	Wyndham Hotels & Resorts, Inc.	876,747
17,279	Wynn Resorts Ltd.	2,125,490
53,507	Yum China Holdings, Inc. (China)	1,950,330
65,773	Yum! Brands, Inc.	6,181,347

		458,567,150

	Consumer Staples - 8.5%
388,419	Altria Group, Inc.	19,168,478
365,099	Archer-Daniels-Midland Co.	16,392,945
447,305	Avon Products, Inc. (United Kingdom)(b)	1,046,694
25,956	Brown-Forman Corp., Class B	1,226,421
114,677	Bunge Ltd.	6,315,262
45,618	Campbell Soup Co.	1,616,246
12,487	Casey’s General Stores, Inc.	1,606,827
36,673	Church & Dwight Co., Inc.	2,369,443
22,922	Clorox Co. (The)	3,401,166
755,870	Coca-Cola Co. (The)	36,380,023

39,565	Coca-Cola European Partners PLC (United Kingdom)	$1,882,503
132,348	Colgate-Palmolive Co.	8,560,269
120,619	Conagra Brands, Inc.	2,610,195
13,508	Constellation Brands, Inc., Class A	2,345,799
124,395	Costco Wholesale Corp.	26,698,899
65,773	Darling Ingredients, Inc.(b)	1,398,992
124,476	Dean Foods Co.	519,065
19,630	Edgewell Personal Care Co.(b)	774,403
18,654	Estee Lauder Cos., Inc. (The), Class A	2,544,779
51,083	Flowers Foods, Inc.	1,004,292
162,911	General Mills, Inc.	7,239,765
25,207	Hain Celestial Group, Inc. (The)(b)	462,044
22,156	Herbalife Nutrition Ltd.(b)	1,322,713
23,465	Hershey Co. (The)	2,489,637
49,935	Hormel Foods Corp.	2,113,249
16,269	Ingredion, Inc.	1,610,631
29,758	JM Smucker Co. (The)	3,121,019
62,516	Kellogg Co.	3,689,069
79,810	Kimberly-Clark Corp.	8,889,238
159,938	Kraft Heinz Co. (The)	7,686,620
629,115	Kroger Co. (The)	17,822,828
13,156	Lamb Weston Holdings, Inc.	951,179
16,942	McCormick & Co., Inc.	2,094,709
44,689	Molson Coors Brewing Co., Class B	2,976,734
361,110	Mondelez International, Inc., Class A	16,704,949
20,824	Monster Beverage Corp.(b)	1,191,966
56,792	Nomad Foods Ltd. (United Kingdom)(b)	1,040,997
13,262	Nu Skin Enterprises, Inc., Class A	870,650
290,578	PepsiCo, Inc.	32,739,423
58,637	Performance Food Group Co.(b)	2,003,040
341,292	Philip Morris International, Inc.	26,183,922
16,209	Post Holdings, Inc.(b)	1,504,519
677,543	Procter & Gamble Co. (The)	65,362,573
2,534,859	Rite Aid Corp.(b)	2,036,252
5,539	Sanderson Farms, Inc.	681,851
31,794	SpartanNash Co.	659,726
29,196	Sprouts Farmers Market, Inc.(b)	700,120
152,344	Sysco Corp.	9,727,164
33,692	TreeHouse Foods, Inc.(b)	1,966,265
76,531	Tyson Foods, Inc., Class A	4,738,800
35,494	United Natural Foods, Inc.(b)	464,971
15,741	Universal Corp.	908,256
140,957	US Foods Holding Corp.(b)	4,753,070
291,660	Walgreens Boots Alliance, Inc.	21,075,352
532,896	Walmart, Inc.	51,067,424

		446,713,426

	Energy - 10.0%
133,915	Anadarko Petroleum Corp.	6,338,197
98,070	Antero Resources Corp.(b)	986,584
159,495	Apache Corp.	5,234,626
15,690	Apergy Corp.(b)	527,498
86,038	Baker Hughes a GE Co.	2,027,916
48,572	Cabot Oil & Gas Corp.	1,211,871
780,465	Chesapeake Energy Corp.(b)(c)	2,224,325
890,462	Chevron Corp.	102,091,468
9,249	Cimarex Energy Co.	696,820
91,642	CNX Resources Corp.(b)	1,112,534
29,664	Concho Resources, Inc.(b)	3,554,934
574,414	ConocoPhillips	38,882,084
90,882	Cosan Ltd., Class A (Brazil)	1,002,428
36,986	Delek US Holdings, Inc.	1,202,415
107,555	Devon Energy Corp.	2,866,341
88,341	Diamond Offshore Drilling, Inc.(b)(c)	965,567
19,946	Diamondback Energy, Inc.	2,056,831
722,692	Ensco PLC, Class A(c)	3,179,845
71,640	EOG Resources, Inc.	7,106,688
36,973	EQT Corp.	719,864
29,568	Equitrans Midstream Corp.(b)	615,606
1,857,063	Exxon Mobil Corp.	136,085,577
179,886	Halliburton Co.	5,641,225
40,383	Helmerich & Payne, Inc.	2,261,044
147,594	Hess Corp.	7,970,076

Schedule of Investments(a)

123,545	HollyFrontier Corp.	$6,960,525
931,276	Kinder Morgan, Inc.	16,856,096
4,749	KLX Energy Services Holdings, Inc.(b)	123,759
534,983	Marathon Oil Corp.	8,447,382
358,697	Marathon Petroleum Corp.	23,767,263
115,424	McDermott International, Inc.(b)	1,018,040
126,842	Murphy Oil Corp.	3,469,129
289,409	Nabors Industries Ltd.	856,651
204,569	National Oilwell Varco, Inc.	6,030,694
689,788	Noble Corp. PLC(b)	2,276,300
165,863	Noble Energy, Inc.	3,705,379
161,289	Oasis Petroleum, Inc.(b)	970,960
257,089	Occidental Petroleum Corp.	17,168,403
75,335	Oceaneering International, Inc.(b)	1,182,006
57,669	ONEOK, Inc.	3,702,926
66,883	Patterson-UTI Energy, Inc.	811,291
99,765	PBF Energy, Inc., Class A	3,653,394
17,107	PDC Energy, Inc.(b)	557,175
18,267	Peabody Energy Corp.	652,132
225,518	Phillips 66	21,516,672
18,256	Pioneer Natural Resources Co.	2,598,194
157,421	QEP Resources, Inc.(b)	1,301,872
117,958	Range Resources Corp.	1,301,077
109,751	Rowan Cos. PLC, Class A(b)	1,337,865
394,554	Schlumberger Ltd.	17,443,232
54,519	SM Energy Co.	1,069,663
98,093	Superior Energy Services, Inc.(b)	383,544
58,270	Targa Resources Corp.	2,506,193
745,667	Transocean Ltd.(b)	6,390,366
245,631	Valero Energy Corp.	21,571,314
957,629	Weatherford International PLC(b)	620,927
85,689	Whiting Petroleum Corp.(b)	2,453,276
282,129	Williams Cos., Inc. (The)	7,597,734
75,944	World Fuel Services Corp.	1,890,246
107,329	WPX Energy, Inc.(b)	1,315,853

		530,069,897

	Financials - 17.7%
9,982	Affiliated Managers Group, Inc.	1,047,611
260,328	Aflac, Inc.	12,417,646
159,068	AGNC Investment Corp. REIT	2,848,908
6,222	Alleghany Corp.	3,929,566
125,042	Allstate Corp. (The)	10,987,440
230,294	Ally Financial, Inc.	6,001,462
49,118	Ambac Financial Group, Inc.(b)	929,313
35,884	American Equity Investment Life Holding Co.	1,123,887
165,493	American Express Co.	16,996,131
20,075	American Financial Group, Inc.	1,914,954
528,276	American International Group, Inc.	22,837,371
35,476	Ameriprise Financial, Inc.	4,491,262
505,317	Annaly Capital Management, Inc. REIT	5,275,509
36,285	Aon PLC	5,668,805
95,597	Arch Capital Group Ltd.(b)	2,805,772
33,777	Arthur J. Gallagher & Co.	2,523,480
31,920	Aspen Insurance Holdings Ltd. (Bermuda)	1,332,022
42,577	Associated Banc-Corp.	921,792
29,337	Assurant, Inc.	2,827,793
55,492	Assured Guaranty Ltd.	2,250,755
30,949	Athene Holding Ltd., Class A(b)	1,327,712
43,884	Axis Capital Holdings Ltd.	2,349,988
2,120,649	Bank of America Corp.	60,374,877
8,584	Bank of Hawaii Corp.	663,801
245,762	Bank of New York Mellon Corp. (The)	12,858,268
14,719	Bank OZK	446,574
26,144	BankUnited, Inc.	883,929
207,998	BB&T Corp.	10,150,302
501,665	Berkshire Hathaway, Inc., Class B(b)	103,112,224
20,440	BlackRock, Inc.	8,484,235
26,068	Blackstone Mortgage Trust, Inc., Class A REIT	899,085
53,609	Brighthouse Financial, Inc.(b)	2,001,760
36,104	Brown & Brown, Inc.	980,585
214,766	Capital One Financial Corp.	17,307,992

101,043	Charles Schwab Corp. (The)	$4,725,781
88,920	Chimera Investment Corp. REIT	1,692,148
116,364	Chubb Ltd.	15,482,230
41,803	Cincinnati Financial Corp.	3,391,059
60,699	CIT Group, Inc.	2,803,687
881,257	Citigroup, Inc.	56,805,826
148,097	Citizens Financial Group, Inc.	5,023,450
53,492	CME Group, Inc.	9,750,522
80,233	CNO Financial Group, Inc.	1,434,566
28,951	Comerica, Inc.	2,279,602
19,603	Commerce Bancshares, Inc.	1,172,259
10,929	Cullen/Frost Bankers, Inc.	1,063,173
100,412	Discover Financial Services	6,776,806
43,684	E*TRADE Financial Corp.	2,038,295
21,816	East West Bancorp, Inc.	1,097,781
18,485	Eaton Vance Corp.	712,042
13,861	Everest Re Group Ltd.	3,036,252
67,837	F.N.B. Corp.	790,301
27,183	Federated Investors, Inc., Class B	710,292
56,167	Fidelity National Financial, Inc.	2,030,999
214,149	Fifth Third Bancorp	5,743,476
29,722	First American Financial Corp.	1,488,478
39,416	First Horizon National Corp.	578,627
20,829	First Republic Bank	2,012,706
116,199	Franklin Resources, Inc.	3,440,652
45,083	Fulton Financial Corp.	723,582
649,054	Genworth Financial, Inc., Class A(b)	3,141,421
105,734	Goldman Sachs Group, Inc. (The)	20,936,389
19,934	Hancock Whitney Corp.	818,889
13,847	Hanover Insurance Group, Inc. (The)	1,579,112
166,802	Hartford Financial Services Group, Inc. (The)	7,826,350
221,971	Huntington Bancshares, Inc.	2,938,896
9,543	IBERIABANK Corp.	705,132
66,726	Intercontinental Exchange, Inc.	5,121,888
122,040	Invesco Ltd.(d)	2,223,569
58,670	Invesco Mortgage Capital, Inc. REIT(d)	944,587
59,048	Investors Bancorp, Inc.	716,843
30,135	Janus Henderson Group PLC (United Kingdom)	657,847
129,379	Jefferies Financial Group, Inc.	2,692,377
879,445	JP Morgan Chase & Co.	91,022,557
12,732	Kemper Corp.	957,192
248,710	KeyCorp	4,096,254
32,807	Legg Mason, Inc.	977,649
76,296	Lincoln National Corp.	4,462,553
115,595	Loews Corp.	5,537,000
20,799	LPL Financial Holdings, Inc.	1,463,626
30,714	M&T Bank Corp.	5,053,682
2,862	Markel Corp.(b)	3,015,146
80,526	Marsh & McLennan Cos., Inc.	7,101,588
18,208	MB Financial, Inc.	808,071
161,738	MBIA, Inc.(b)	1,554,302
465,685	MetLife, Inc.	21,267,834
165,804	MFA Financial, Inc. REIT	1,215,343
63,329	MGIC Investment Corp.(b)	790,346
11,167	Moody’s Corp.	1,770,081
308,426	Morgan Stanley	13,046,420
19,253	Nasdaq, Inc.	1,695,034
269,102	Navient Corp.	3,067,763
101,406	New Residential Investment Corp. REIT	1,721,874
224,637	New York Community Bancorp, Inc.	2,610,282
37,913	Northern Trust Corp.	3,353,784
107,677	Old Republic International Corp.	2,169,691
27,620	OneMain Holdings, Inc.(b)	825,562
28,168	PacWest Bancorp	1,087,003
46,454	PennyMac Mortgage Investment Trust REIT	940,229
105,211	People’s United Financial, Inc.	1,723,356
111,559	PNC Financial Services Group, Inc. (The)	13,684,942
37,306	Popular, Inc.	2,037,281
7,872	Primerica, Inc.	884,577
83,851	Principal Financial Group, Inc.	4,198,420

Schedule of Investments(a)

24,663	ProAssurance Corp.	$1,052,124
128,491	Progressive Corp. (The)	8,646,159
14,543	Prosperity Bancshares, Inc.	1,034,589
198,250	Prudential Financial, Inc.	18,266,755
37,746	Radian Group, Inc.	726,233
21,748	Raymond James Financial, Inc.	1,750,714
302,784	Regions Financial Corp.	4,593,233
21,828	Reinsurance Group of America, Inc.	3,153,055
12,152	RenaissanceRe Holdings Ltd. (Bermuda)	1,677,341
11,385	RLI Corp.	751,524
19,437	S&P Global, Inc.	3,725,101
100,181	Santander Consumer USA Holdings, Inc.	1,909,450
10,717	SEI Investments Co.	509,486
12,853	Selective Insurance Group, Inc.	783,005
8,999	Signature Bank	1,145,663
141,714	SLM Corp.	1,517,757
98,346	Starwood Property Trust, Inc. REIT	2,171,480
77,657	State Street Corp.	5,505,881
17,622	Stifel Financial Corp.	843,565
125,021	SunTrust Banks, Inc.	7,428,748
6,768	SVB Financial Group(b)	1,579,516
241,258	Synchrony Financial	7,247,390
20,891	Synovus Financial Corp.	739,959
43,828	T. Rowe Price Group, Inc.	4,096,165
41,054	TCF Financial Corp.	909,757
27,861	TD Ameritrade Holding Corp.	1,558,823
7,974	Texas Capital Bancshares, Inc.(b)	464,645
26,559	Torchmark Corp.	2,224,582
118,745	Travelers Cos., Inc. (The)	14,907,247
79,992	Two Harbors Investment Corp. REIT	1,167,083
60,941	Umpqua Holdings Corp.	1,077,437
22,322	United Bankshares, Inc.	789,529
81,077	Unum Group	2,818,236
391,067	US Bancorp	20,006,988
63,399	Valley National Bancorp	640,964
92,009	Voya Financial, Inc.	4,271,978
31,706	W.R. Berkley Corp.	2,437,874
50,689	Waddell & Reed Financial, Inc., Class A(c)	867,796
20,230	Washington Federal, Inc.	588,491
17,636	Webster Financial Corp.	950,228
1,400,820	Wells Fargo & Co.	68,514,106
1,114	White Mountains Insurance Group Ltd.	995,448
20,552	Willis Towers Watson PLC	3,345,660
9,198	Wintrust Financial Corp.	654,346
36,235	Zions Bancorp NA	1,724,424

		933,990,680

	Health Care - 12.6%
213,576	Abbott Laboratories	15,586,776
158,004	AbbVie, Inc.	12,686,141
21,927	Acadia Healthcare Co., Inc.(b)	599,923
29,375	Agilent Technologies, Inc.	2,233,969
23,755	Alexion Pharmaceuticals, Inc.(b)	2,920,915
118,560	Allergan PLC	17,070,269
108,782	AmerisourceBergen Corp.	9,069,155
116,289	Amgen, Inc.	21,758,835
80,486	Anthem, Inc.	24,387,258
79,373	Baxter International, Inc.	5,753,749
24,889	Becton, Dickinson and Co.	6,208,810
25,718	Biogen, Inc.(b)	8,584,154
8,600	BioMarin Pharmaceutical, Inc.(b)	844,262
3,327	Bio-Rad Laboratories, Inc., Class A(b)	831,317
96,743	Boston Scientific Corp.(b)	3,690,745
237,902	Bristol-Myers Squibb Co.	11,745,222
158,192	Brookdale Senior Living, Inc.(b)	1,289,265
233,353	Cardinal Health, Inc.	11,660,649
17,441	Catalent, Inc.(b)	644,096
55,513	Celgene Corp.(b)	4,910,680
50,085	Centene Corp.(b)	6,539,598
32,910	Cerner Corp.(b)	1,807,088
123,843	Cigna Corp.	24,745,070
399,328	Community Health Systems, Inc.(b)	1,573,352
4,108	Cooper Cos., Inc. (The)	1,145,146
554,924	CVS Health Corp.	36,375,268

74,655	Danaher Corp.	$8,280,733
52,680	DaVita, Inc.(b)	2,956,928
38,143	DENTSPLY SIRONA, Inc.	1,600,099
12,295	Edwards Lifesciences Corp.(b)	2,095,314
187,323	Eli Lilly & Co.	22,452,535
20,303	Encompass Health Corp.	1,357,053
150,431	Endo International PLC(b)	1,466,702
209,969	Gilead Sciences, Inc.	14,699,930
91,378	HCA Healthcare, Inc.	12,740,835
44,673	Henry Schein, Inc.(b)	3,471,092
9,075	Hill-Rom Holdings, Inc.	907,681
35,131	Hologic, Inc.(b)	1,559,816
36,204	Humana, Inc.	11,186,674
5,451	Illumina, Inc.(b)	1,525,135
5,897	Intuitive Surgical, Inc.(b)	3,087,905
22,429	IQVIA Holdings, Inc.(b)	2,893,565
6,845	Jazz Pharmaceuticals PLC(b)	861,717
494,946	Johnson & Johnson	65,867,414
20,252	Laboratory Corp. of America Holdings(b)	2,822,116
10,790	Magellan Health, Inc.(b)	703,076
125,010	Mallinckrodt PLC(b)	2,732,719
164,501	McKesson Corp.	21,097,253
26,060	MEDNAX, Inc.(b)	941,027
262,075	Medtronic PLC	23,164,809
726,395	Merck & Co., Inc.	54,065,580
1,557	Mettler-Toledo International, Inc.(b)	993,615
24,412	Molina Healthcare, Inc.(b)	3,246,308
139,074	Mylan NV(b)	4,165,266
98,694	Owens & Minor, Inc.	747,114
34,531	Patterson Cos., Inc.	769,696
12,329	PerkinElmer, Inc.	1,115,775
20,526	Perrigo Co. PLC	953,433
1,534,697	Pfizer, Inc.	65,147,888
32,641	Quest Diagnostics, Inc.	2,851,191
5,392	Regeneron Pharmaceuticals, Inc.(b)	2,314,624
12,704	ResMed, Inc.	1,209,040
49,851	Select Medical Holdings Corp.(b)	778,673
12,679	STERIS PLC	1,446,167
34,546	Stryker Corp.	6,134,333
3,770	Teleflex, Inc.	1,031,095
166,480	Tenet Healthcare Corp.(b)	3,660,895
42,203	Thermo Fisher Scientific, Inc.	10,368,011
8,803	United Therapeutics Corp.(b)	1,015,250
159,806	UnitedHealth Group, Inc.	43,179,581
21,955	Universal Health Services, Inc., Class B	2,909,696
10,330	Varian Medical Systems, Inc.(b)	1,363,870
6,522	Waters Corp.(b)	1,508,017
13,299	WellCare Health Plans, Inc.(b)	3,676,908
31,691	Zimmer Biomet Holdings, Inc.	3,472,066
26,496	Zoetis, Inc.	2,282,895

		665,540,827

	Industrials - 9.6%
80,496	3M Co.	16,123,349
13,019	A.O. Smith Corp.	623,089
21,626	ABM Industries, Inc.	739,393
5,873	Acuity Brands, Inc.	710,104
84,631	AECOM(b)	2,590,555
64,434	AerCap Holdings NV (Ireland)(b)	3,045,151
27,402	AGCO Corp.	1,759,208
22,292	Air Lease Corp.	845,759
26,067	Allison Transmission Holdings, Inc.	1,268,681
41,138	American Airlines Group, Inc.	1,471,506
24,784	AMETEK, Inc.	1,806,754
139,755	Arconic, Inc.	2,630,189
21,812	Arcosa, Inc.	641,927
85,747	Avis Budget Group, Inc.(b)	2,284,300
15,724	Beacon Roofing Supply, Inc.(b)	571,253
65,533	Boeing Co. (The)	25,270,835
33,056	C.H. Robinson Worldwide, Inc.	2,868,269
12,762	Carlisle Cos., Inc.	1,374,850
122,095	Caterpillar, Inc.	16,258,170
9,652	Cintas Corp.	1,809,847
18,847	Clean Harbors, Inc.(b)	1,115,931

Schedule of Investments(a)

36,195	Colfax Corp.(b)	$895,826
51,661	Covanta Holding Corp.	831,742
9,140	Crane Co.	756,426
154,021	CSX Corp.	10,119,180
40,639	Cummins, Inc.	5,978,403
6,271	Curtiss-Wright Corp.	711,884
72,407	Deere & Co.	11,874,748
55,741	Delta Air Lines, Inc.	2,755,278
11,600	Deluxe Corp.	544,852
20,037	Donaldson Co., Inc.	947,349
31,420	Dover Corp.	2,759,619
6,281	Dun & Bradstreet Corp. (The)	909,112
122,648	Eaton Corp. PLC	9,351,910
17,088	EMCOR Group, Inc.	1,114,650
152,303	Emerson Electric Co.	9,971,277
10,155	EnerSys	865,815
15,115	Equifax, Inc.	1,617,607
10,999	Esterline Technologies Corp.(b)	1,338,578
30,491	Expeditors International of Washington, Inc.	2,113,026
45,631	Fastenal Co.	2,758,850
52,443	FedEx Corp.	9,312,304
36,625	Flowserve Corp.	1,612,965
74,101	Fluor Corp.	2,709,874
25,061	Fortive Corp.	1,879,324
22,925	Fortune Brands Home & Security, Inc.	1,038,503
14,355	GATX Corp.	1,086,386
21,037	Generac Holdings, Inc.(b)	1,113,488
44,454	General Dynamics Corp.	7,609,191
4,894,813	General Electric Co.	49,731,300
18,149	Genesee & Wyoming, Inc., Class A(b)	1,425,059
16,672	Harris Corp.	2,553,817
56,591	HD Supply Holdings, Inc.(b)	2,373,427
169,467	Hertz Global Holdings, Inc.(b)	2,811,458
10,702	Hexcel Corp.	724,632
118,460	Honeywell International, Inc.	17,014,410
16,463	Hub Group, Inc., Class A(b)	732,768
10,905	Hubbell, Inc.	1,192,244
6,746	Huntington Ingalls Industries, Inc.	1,392,712
9,566	IDEX Corp.	1,318,769
46,600	IHS Markit Ltd.(b)	2,419,472
41,766	Illinois Tool Works, Inc.	5,734,889
51,446	Ingersoll-Rand PLC	5,146,658
16,812	ITT, Inc.	883,639
12,292	J.B. Hunt Transport Services, Inc.	1,315,736
43,830	Jacobs Engineering Group, Inc.	2,840,184
34,606	JetBlue Airways Corp.(b)	622,562
221,428	Johnson Controls International PLC	7,477,624
19,390	Kansas City Southern	2,050,493
26,142	KAR Auction Services, Inc.	1,359,645
57,845	KBR, Inc.	994,934
17,928	Kennametal, Inc.	673,734
16,270	Kirby Corp.(b)	1,218,786
18,962	Knight-Swift Transportation Holdings, Inc.	602,044
17,293	L3 Technologies, Inc.	3,404,646
3,737	Lennox International, Inc.	856,819
9,558	Lincoln Electric Holdings, Inc.	826,194
39,029	Lockheed Martin Corp.	11,306,311
26,038	Macquarie Infrastructure Corp.	1,124,060
28,560	ManpowerGroup, Inc.	2,257,097
41,181	Masco Corp.	1,334,676
19,209	MasTec, Inc.(b)	852,495
27,515	Meritor, Inc.(b)	569,010
6,160	Middleby Corp. (The)(b)	724,539
9,193	Moog, Inc., Class A	822,498
61,402	MRC Global, Inc.(b)	959,099
10,881	MSC Industrial Direct Co., Inc., Class A	908,455
20,892	Navistar International Corp.(b)	686,093
105,900	Nielsen Holdings PLC	2,719,512
5,655	Nordson Corp.	733,114
62,631	Norfolk Southern Corp.	10,505,724
22,333	Northrop Grumman Corp.	6,153,858

77,683	NOW, Inc.(b)	$1,051,051
33,772	nVent Electric PLC (United Kingdom)	844,975
7,280	Old Dominion Freight Line, Inc.	989,570
19,055	Oshkosh Corp.	1,430,078
22,215	Owens Corning	1,163,844
106,798	PACCAR, Inc.	6,997,405
24,365	Parker-Hannifin Corp.	4,015,596
33,772	Pentair PLC	1,391,069
135,866	Pitney Bowes, Inc.	979,594
63,351	Quanta Services, Inc.	2,238,824
47,127	Raytheon Co.	7,764,645
14,835	Regal Beloit Corp.	1,138,735
58,871	Republic Services, Inc.	4,515,994
19,624	Resideo Technologies, Inc.(b)	430,354
30,243	Rexnord Corp.(b)	790,854
24,832	Robert Half International, Inc.	1,599,926
16,617	Rockwell Automation, Inc.	2,816,914
8,915	Roper Technologies, Inc.	2,525,263
130,084	RR Donnelley & Sons Co.	663,428
21,096	Rush Enterprises, Inc., Class A	806,922
32,474	Ryder System, Inc.	1,880,569
25,507	Sensata Technologies Holding PLC(b)	1,211,583
10,949	Snap-on, Inc.	1,817,425
27,592	Southwest Airlines Co.	1,566,122
15,164	Spirit AeroSystems Holdings, Inc., Class A	1,264,678
30,483	Stanley Black & Decker, Inc.	3,854,271
18,410	Stericycle, Inc.(b)	811,513
5,170	Teledyne Technologies, Inc.(b)	1,159,217
29,118	Terex Corp.	894,214
58,579	Textron, Inc.	3,118,160
20,686	Timken Co. (The)	881,017
11,411	Toro Co. (The)	678,955
11,630	TransDigm Group, Inc.(b)	4,547,330
13,935	TransUnion	847,527
65,393	Trinity Industries, Inc.	1,528,888
26,501	Triumph Group, Inc.	473,043
38,954	Tutor Perini Corp.(b)	670,398
141,105	Union Pacific Corp.	22,445,572
44,634	United Continental Holdings, Inc.(b)	3,895,209
161,698	United Parcel Service, Inc., Class B	17,042,969
19,929	United Rentals, Inc.(b)	2,496,307
196,317	United Technologies Corp.	23,179,148
58,735	Univar, Inc.(b)	1,223,450
22,573	USG Corp.	974,025
5,443	Valmont Industries, Inc.	702,147
12,260	Verisk Analytics, Inc.(b)	1,439,447
11,527	W.W. Grainger, Inc.	3,404,961
6,486	WABCO Holdings, Inc.(b)	740,896
13,232	Wabtec Corp.(c)	915,125
88,296	Waste Management, Inc.	8,447,278
6,155	Watsco, Inc.	907,739
30,821	WESCO International, Inc.(b)	1,615,020
17,631	XPO Logistics, Inc.(b)	1,071,612
20,488	Xylem, Inc.	1,459,975
93,448	YRC Worldwide, Inc.(b)	583,116

		505,646,430

	Information Technology - 12.6%
80,209	Accenture PLC, Class A	12,316,092
17,356	Adobe, Inc.(b)	4,301,164
60,534	Advanced Micro Devices, Inc.(b)	1,477,635
23,980	Akamai Technologies, Inc.(b)	1,561,098
9,149	Alliance Data Systems Corp.	1,624,771
25,653	Amdocs Ltd.	1,433,490
27,388	Amphenol Corp., Class A	2,407,953
43,701	Analog Devices, Inc.	4,320,281
15,730	Anixter International, Inc.(b)	954,968
6,266	ANSYS, Inc.(b)	1,029,817
737,757	Apple, Inc.	122,792,275
93,376	Applied Materials, Inc.	3,649,134
65,749	ARRIS International PLC(b)	2,063,861
64,670	Arrow Electronics, Inc.(b)	4,911,687
57,525	Automatic Data Processing, Inc.	8,044,296

Schedule of Investments(a)

108,109	Avnet, Inc.	$4,454,091
9,672	Belden, Inc.	518,516
27,217	Benchmark Electronics, Inc.	691,856
61,799	Booz Allen Hamilton Holding Corp.	3,036,185
25,567	Broadcom, Inc.	6,858,348
12,239	Broadridge Financial Solutions, Inc.	1,234,058
7,984	CACI International, Inc., Class A(b)	1,334,765
18,210	Cadence Design Systems, Inc.(b)	874,626
30,808	CDW Corp.	2,565,382
12,485	Check Point Software Technologies Ltd. (Israel)(b)	1,397,321
881,922	Cisco Systems, Inc.	41,706,091
14,927	Citrix Systems, Inc.	1,530,615
74,623	Cognizant Technology Solutions Corp., Class A	5,199,731
43,045	CommScope Holding Co., Inc.(b)	900,071
118,903	Conduent, Inc.(b)	1,516,013
17,146	CoreLogic, Inc.(b)	622,400
252,644	Corning, Inc.	8,402,939
25,370	Cree, Inc.(b)	1,279,409
49,101	Cypress Semiconductor Corp.	681,031
49,250	Diebold Nixdorf, Inc.	209,313
79,533	DXC Technology Co.	5,099,656
16,718	EchoStar Corp., Class A(b)	685,104
7,050	F5 Networks, Inc.(b)	1,134,698
50,070	Fidelity National Information Services, Inc.	5,233,817
122,496	First Data Corp., Class A(b)	3,019,526
24,134	First Solar, Inc.(b)	1,220,939
39,721	Fiserv, Inc.(b)	3,294,063
7,399	FleetCor Technologies, Inc.(b)	1,493,192
295,469	Flex Ltd.(b)	2,842,412
18,267	FLIR Systems, Inc.	892,891
27,941	Genpact Ltd.	833,480
9,550	Global Payments, Inc.	1,072,274
651,395	Hewlett Packard Enterprise Co.	10,155,248
410,061	HP, Inc.	9,033,644
28,664	Insight Enterprises, Inc.(b)	1,316,251
1,118,564	Intel Corp.	52,706,736
268,663	International Business Machines Corp.	36,113,680
14,074	Intuit, Inc.	3,037,451
119,570	Jabil, Inc.	3,186,541
7,145	Jack Henry & Associates, Inc.	954,215
78,297	Juniper Networks, Inc.	2,031,024
29,347	Keysight Technologies, Inc.(b)	2,172,265
39,020	KLA-Tencor Corp.	4,158,361
12,457	Lam Research Corp.	2,112,458
40,154	Leidos Holdings, Inc.	2,328,932
56,358	Marvell Technology Group Ltd.	1,044,314
36,809	Mastercard, Inc., Class A	7,771,484
35,784	Maxim Integrated Products, Inc.	1,941,998
27,281	Microchip Technology, Inc.	2,192,574
170,378	Micron Technology, Inc.(b)	6,511,847
806,900	Microsoft Corp.	84,264,567
22,888	Motorola Solutions, Inc.	2,675,836
54,803	NCR Corp.(b)	1,465,980
42,624	NetApp, Inc.	2,718,133
26,896	NetScout Systems, Inc.(b)	697,413
58,466	Nuance Communications, Inc.(b)	927,855
11,739	NVIDIA Corp.	1,687,481
40,811	NXP Semiconductors NV (Netherlands)	3,551,781
58,787	ON Semiconductor Corp.(b)	1,178,091
465,157	Oracle Corp.	23,364,836
47,873	Paychex, Inc.	3,389,408
76,432	PayPal Holdings, Inc.(b)	6,784,104
39,523	Perspecta, Inc.	792,436
11,827	Plexus Corp.(b)	663,731
22,683	Qorvo, Inc.(b)	1,482,561
356,481	QUALCOMM, Inc.	17,652,939
6,099	Red Hat, Inc.(b)	1,084,646
32,750	Sabre Corp.	752,595
23,926	salesforce.com, Inc.(b)	3,636,034
57,603	Sanmina Corp.(b)	1,798,366

12,028	Science Applications International Corp.	$807,560
115,475	Seagate Technology PLC	5,113,233
16,479	Skyworks Solutions, Inc.	1,203,626
180,836	Symantec Corp.	3,801,173
16,505	SYNNEX Corp.	1,597,024
16,158	Synopsys, Inc.(b)	1,508,349
59,745	TE Connectivity Ltd.	4,836,358
46,100	Tech Data Corp.(b)	4,408,543
28,629	Teradata Corp.(b)	1,270,555
18,409	Teradyne, Inc.	662,540
109,766	Texas Instruments, Inc.	11,051,241
16,219	Total System Services, Inc.	1,453,385
30,781	Trimble, Inc.(b)	1,159,212
10,399	ViaSat, Inc.(b)(c)	651,913
94,627	Visa, Inc., Class A	12,775,591
42,710	Vishay Intertechnology, Inc.	832,845
5,783	VMware, Inc., Class A	873,638
73,959	Western Digital Corp.	3,327,415
136,126	Western Union Co. (The)	2,484,300
4,778	WEX, Inc.(b)	770,835
15,117	Worldpay, Inc., Class A(b)	1,261,967
103,922	Xerox Corp.	2,931,640
34,452	Xilinx, Inc.	3,856,557
6,124	Zebra Technologies Corp., Class A(b)	1,063,126

		663,763,777

	Materials - 2.8%
35,147	Air Products & Chemicals, Inc.	5,777,815
152,459	AK Steel Holding Corp.(b)(c)	449,754
15,319	Albemarle Corp.	1,236,703
88,671	Alcoa Corp.(b)	2,631,755
33,796	Allegheny Technologies, Inc.(b)	925,672
11,101	AptarGroup, Inc.	1,100,331
13,788	Ashland Global Holdings, Inc.	1,046,509
14,656	Avery Dennison Corp.	1,530,819
42,110	Axalta Coating Systems Ltd.(b)	1,078,858
62,773	Ball Corp.	3,281,772
32,191	Bemis Co., Inc.	1,572,208
27,576	Berry Global Group, Inc.(b)	1,358,118
17,779	Boise Cascade Co.	488,389
15,474	Cabot Corp.	725,576
14,160	Carpenter Technology Corp.	669,202
22,889	Celanese Corp.	2,191,851
89,100	CF Industries Holdings, Inc.	3,889,215
27,249	Chemours Co. (The)	974,152
149,095	Cleveland-Cliffs, Inc.(c)	1,596,807
52,770	Commercial Metals Co.	920,836
11,808	Compass Minerals International, Inc.	616,968
74,369	Constellium NV, Class A(b)	612,801
44,857	Crown Holdings, Inc.(b)	2,287,707
41,032	Domtar Corp.	1,924,401
309,128	DowDuPont, Inc.	16,634,178
38,640	Eastman Chemical Co.	3,115,157
39,092	Ecolab, Inc.	6,183,182
16,063	FMC Corp.	1,281,827
406,304	Freeport-McMoRan, Inc.	4,729,379
78,915	Graphic Packaging Holding Co.	952,504
65,962	Huntsman Corp.	1,449,185
11,897	International Flavors & Fragrances, Inc.	1,686,757
133,034	International Paper Co.	6,309,803
49,899	Linde PLC (United Kingdom)	8,134,036
24,576	Louisiana-Pacific Corp.	599,163
120,178	LyondellBasell Industries NV, Class A	10,451,881
8,216	Martin Marietta Materials, Inc.	1,451,603
214,526	Mosaic Co. (The)	6,924,899
124,708	Newmont Mining Corp.	4,253,790
94,637	Nucor Corp.	5,795,570
40,400	Olin Corp.	953,844
95,590	Owens-Illinois, Inc.	1,918,491
17,484	Packaging Corp. of America	1,649,091
97,242	Platform Specialty Products Corp.(b)	1,093,000
19,745	PolyOne Corp.	639,146
48,358	PPG Industries, Inc.	5,098,868
27,182	Reliance Steel & Aluminum Co.	2,225,662

Schedule of Investments(a)

31,691	RPM International, Inc.	$1,811,458
9,381	Scotts Miracle-Gro Co. (The)(c)	697,477
39,753	Sealed Air Corp.	1,570,244
7,590	Sherwin-Williams Co. (The)	3,199,337
33,866	Sonoco Products Co.	1,950,004
14,949	Southern Copper Corp. (Peru)	502,585
43,087	Steel Dynamics, Inc.	1,576,553
11,095	Trinseo SA	544,210
50,108	United States Steel Corp.	1,129,434
13,778	Vulcan Materials Co.	1,400,534
63,495	WestRock Co.	2,584,881

		149,385,952

	Real Estate - 3.8%
14,186	Alexandria Real Estate Equities, Inc. REIT	1,868,438
40,570	American Campus Communities, Inc. REIT	1,867,031
38,527	American Homes 4 Rent, Class A REIT	851,832
36,422	American Tower Corp. REIT	6,295,178
32,676	Apartment Investment & Management Co., Class A REIT	1,618,116
81,758	Apple Hospitality REIT, Inc. REIT	1,341,649
26,839	AvalonBay Communities, Inc. REIT	5,177,780
39,117	Boston Properties, Inc. REIT	5,158,359
55,656	Brandywine Realty Trust REIT	837,623
120,029	Brixmor Property Group, Inc. REIT	2,056,097
20,854	Camden Property Trust REIT	2,021,795
248,373	CBL & Associates Properties, Inc. REIT(c)	618,449
57,606	CBRE Group, Inc., Class A(b)	2,635,475
57,380	Columbia Property Trust, Inc. REIT	1,266,377
94,903	CoreCivic, Inc. REIT	1,885,723
28,825	Corporate Office Properties Trust REIT	711,689
48,642	Crown Castle International Corp. REIT	5,694,033
30,712	CubeSmart REIT	950,536
74,809	DiamondRock Hospitality Co. REIT	760,059
30,107	Digital Realty Trust, Inc. REIT	3,261,792
26,746	Douglas Emmett, Inc. REIT	1,011,801
73,282	Duke Realty Corp. REIT	2,142,766
13,778	EPR Properties REIT	1,006,621
6,098	Equinix, Inc. REIT	2,402,612
33,140	Equity Commonwealth REIT	1,072,410
9,912	Equity LifeStyle Properties, Inc. REIT	1,049,483
94,974	Equity Residential REIT	6,891,313
10,847	Essex Property Trust, Inc. REIT	2,941,706
16,962	Extra Space Storage, Inc. REIT	1,672,623
12,483	Federal Realty Investment Trust REIT	1,654,871
36,289	Gaming and Leisure Properties, Inc. REIT	1,360,838
57,258	GEO Group, Inc. (The) REIT	1,291,168
179,947	HCP, Inc. REIT	5,675,528
29,966	Healthcare Realty Trust, Inc. REIT	967,602
32,413	Healthcare Trust of America, Inc., Class A REIT	921,177
28,101	Highwoods Properties, Inc. REIT	1,245,436
77,911	Hospitality Properties Trust REIT	2,077,107
231,793	Host Hotels & Resorts, Inc. REIT	4,186,182
5,845	Howard Hughes Corp. (The)(b)	649,029
27,553	Hudson Pacific Properties, Inc. REIT	894,646
113,989	Iron Mountain, Inc. REIT	4,240,391
9,632	Jones Lang LaSalle, Inc.	1,381,325
17,877	Kilroy Realty Corp. REIT	1,259,613
150,515	Kimco Realty Corp. REIT	2,560,260
15,914	Lamar Advertising Co., Class A REIT	1,184,797
98,135	Lexington Realty Trust REIT	943,077
40,532	Liberty Property Trust REIT	1,910,678
10,779	Life Storage, Inc. REIT	1,059,252
37,548	Macerich Co. (The) REIT	1,733,216
44,401	Mack-Cali Realty Corp. REIT	914,661
85,145	Medical Properties Trust, Inc. REIT	1,549,639
24,675	Mid-America Apartment Communities, Inc. REIT	2,499,084
31,219	National Retail Properties, Inc. REIT	1,645,554
58,199	Omega Healthcare Investors, Inc. REIT(c)	2,339,018
64,792	Outfront Media, Inc. REIT	1,344,434

83,840	Paramount Group, Inc. REIT	$1,214,003
46,381	Park Hotels & Resorts, Inc. REIT	1,394,677
60,318	Piedmont Office Realty Trust, Inc., Class A REIT	1,167,756
110,637	Prologis, Inc. REIT	7,651,655
20,524	Public Storage REIT	4,361,760
33,314	Rayonier, Inc. REIT	1,014,078
55,220	Realogy Holdings Corp.(c)	980,155
48,881	Realty Income Corp. REIT	3,357,636
18,618	Regency Centers Corp. REIT	1,210,170
96,290	Retail Properties of America, Inc., Class A REIT	1,217,106
9,590	Retail Value, Inc. REIT	291,632
53,101	RLJ Lodging Trust REIT	985,024
11,921	Ryman Hospitality Properties, Inc. REIT	957,852
5,163	SBA Communications Corp. REIT(b)	942,402
114,846	Senior Housing Properties Trust REIT	1,581,429
53,455	Simon Property Group, Inc. REIT	9,735,225
93,407	SITE Centers Corp. REIT	1,220,830
28,329	SL Green Realty Corp. REIT	2,618,449
37,483	Spirit Realty Capital, Inc. REIT	1,488,825
11,483	Sun Communities, Inc. REIT	1,262,097
72,144	Sunstone Hotel Investors, Inc. REIT	1,031,659
16,487	Taubman Centers, Inc. REIT	821,053
52,477	UDR, Inc. REIT	2,295,869
71,627	Uniti Group, Inc. REIT	1,426,094
121,115	Ventas, Inc. REIT	7,810,706
401,175	VEREIT, Inc. REIT	3,241,494
43,317	Vornado Realty Trust REIT	3,028,291
174,350	Washington Prime Group, Inc. REIT(c)	990,308
35,463	Weingarten Realty Investors REIT	1,017,433
134,624	Welltower, Inc. REIT	10,432,014
159,532	Weyerhaeuser Co. REIT	4,186,120
27,390	WP Carey, Inc. REIT	2,051,237
47,661	Xenia Hotels & Resorts, Inc. REIT	894,597

		198,437,585

	Utilities - 5.6%
565,131	AES Corp.	9,262,497
14,456	ALLETE, Inc.	1,112,245
63,935	Alliant Energy Corp.	2,843,189
86,900	Ameren Corp.	6,025,646
177,779	American Electric Power Co., Inc.	14,065,874
38,026	American Water Works Co., Inc.	3,637,947
31,481	Aqua America, Inc.	1,103,409
23,916	Atmos Energy Corp.	2,334,919
15,325	Avangrid, Inc.	764,258
19,917	Avista Corp.	833,526
17,981	Black Hills Corp.	1,220,730
166,091	CenterPoint Energy, Inc.	5,135,534
91,233	CMS Energy Corp.	4,756,889
117,691	Consolidated Edison, Inc.	9,138,706
225,356	Dominion Energy, Inc.	15,829,005
59,840	DTE Energy Co.	7,046,160
306,995	Duke Energy Corp.	26,948,021
130,788	Edison International	7,450,992
89,808	Entergy Corp.	8,009,976
93,603	Evergy, Inc.	5,365,324
105,557	Eversource Energy	7,326,711
471,800	Exelon Corp.	22,533,168
205,488	FirstEnergy Corp.	8,055,130
44,494	Hawaiian Electric Industries, Inc.	1,654,732
13,029	IDACORP, Inc.	1,270,328
64,266	MDU Resources Group, Inc.	1,652,279
23,014	National Fuel Gas Co.	1,318,702
23,713	New Jersey Resources Corp.	1,150,081
101,279	NextEra Energy, Inc.	18,126,915
99,085	NiSource, Inc.	2,703,039
17,645	NorthWestern Corp.	1,127,692
119,033	NRG Energy, Inc.	4,869,640
69,855	OGE Energy Corp.	2,860,562
13,384	ONE Gas, Inc.	1,099,496
280,412	PG&E Corp.(b)	3,645,356
42,403	Pinnacle West Capital Corp.	3,736,552

Schedule of Investments(a)

27,613	PNM Resources, Inc.	$1,176,038
32,883	Portland General Electric Co.	1,588,907
284,664	PPL Corp.	8,915,676
181,100	Public Service Enterprise Group, Inc.	9,879,005
68,006	Sempra Energy	7,955,342
25,891	South Jersey Industries, Inc.	771,034
413,370	Southern Co. (The)	20,089,782
16,742	Southwest Gas Holdings, Inc.	1,311,233
13,116	Spire, Inc.	1,041,017
59,486	UGI Corp.	3,392,487
23,273	Vectren Corp.	1,684,500
235,580	Vistra Energy Corp.(b)	5,915,414
80,039	WEC Energy Group, Inc.	5,845,248
174,381	Xcel Energy, Inc.	9,130,589

		294,711,502

	Total Common Stocks & Other Equity Interests (Cost $4,683,139,405)	5,266,690,642

	Money Market Fund - 0.1%
3,337,018	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $3,337,018)	3,337,018

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $4,686,476,423) - 100.0%	5,270,027,660

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.3%
18,207,273	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $18,207,273)	18,207,273

	Total Investments in Securities (Cost $4,704,683,696) - 100.3%	5,288,234,933
	Other assets less liabilities - (0.3)%	(17,936,974)

	Net Assets - 100.0%	$5,270,297,959

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2019.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco Ltd.	$3,399,369	$220,028	$(170,701)	$(1,219,429)	$(5,698)	$2,223,569	$104,235
Invesco Mortgage Capital, Inc. REIT	915,583	84,358	(54,301)	(11,787)	10,734	944,587	70,184

Total Investments in Affiliates	$4,314,952	$304,386	$(225,002)	$(1,231,216)	$ 5,036	$3,168,156	$174,419

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.7%
	Communication Services - 5.7%
198,600	AMC Entertainment Holdings, Inc., Class A(b)	$2,909,490
21,966	ATN International, Inc.	1,638,224
33,161	AutoWeb, Inc.(c)	112,084
12,929	Boingo Wireless, Inc.(c)	311,847
2,983	Cable One, Inc.	2,637,986
209,892	Cincinnati Bell, Inc.(c)	1,750,499
37,458	Cogent Communications Holdings, Inc.	1,814,840
247,679	Consolidated Communications Holdings, Inc.(b)	2,645,212
206,774	DHI Group, Inc.(c)	405,277
115,993	E.W. Scripps Co. (The), Class A	2,178,349
18,429	Emerald Expositions Events, Inc.	261,692
115,025	Entercom Communications Corp., Class A	843,133
91,385	Entravision Communications Corp., Class A	360,057
61,368	Eros International PLC (India)(c)	584,837
79,774	GCI Liberty, Inc., Class A(c)	4,060,497
221,875	Global Eagle Entertainment, Inc.(c)	590,187
91,644	Glu Mobile, Inc.(c)	892,613
37,756	Gogo, Inc.(c)	155,932
110,214	Gray Television, Inc.(c)	1,841,676
108,931	IDT Corp., Class B	782,125
62,900	IMAX Corp.(b)(c)	1,306,433
374,157	Intelsat SA(c)	9,103,240
201,390	Iridium Communications, Inc.(c)	3,902,938
60,825	John Wiley & Sons, Inc., Class A	3,149,519
6,531	Liberty Media Corp.-Liberty Braves, Class A(c)	177,251
22,529	Liberty Media Corp.-Liberty Braves, Class C(c)	607,382
5,275	Liberty Media Corp.-Liberty Formula One, Class A(c)	161,415
42,540	Liberty Media Corp.-Liberty Formula One, Class C(c)	1,334,480
295,619	Liberty TripAdvisor Holdings, Inc., Series A(c)	4,925,013
47,501	Lions Gate Entertainment Corp., Class A	872,593
96,096	Lions Gate Entertainment Corp., Class B	1,684,563
16,883	Madison Square Garden Co. (The), Class A(c)	4,691,786
38,161	Marcus Corp. (The)	1,700,836
191,840	MDC Partners, Inc., Class A(b)(c)	569,765
114,293	Meet Group, Inc. (The)(c)	660,614
74,193	Meredith Corp.	4,026,454
35,922	MSG Networks, Inc., Class A(c)	804,653
278,554	National CineMedia, Inc.	1,924,808
136,853	New Media Investment Group, Inc.	1,870,781
99,048	New York Times Co. (The), Class A(b)	2,546,524
27,598	Nexstar Media Group, Inc., Class A	2,303,605
968,338	NII Holdings, Inc.(b)(c)	4,696,439
47,136	ORBCOMM, Inc.(c)	383,687
292,743	Pandora Media, Inc.(b)(c)	2,453,186
27,384	QuinStreet, Inc.(c)	521,391
29,769	Reading International, Inc., Class A(c)	470,350

74,075	Scholastic Corp.	$3,088,187
39,696	Shenandoah Telecommunications Co.	1,890,720
507,265	Sirius XM Holdings, Inc.(b)	2,957,355
64,593	Spok Holdings, Inc.	893,967
12,899	TechTarget, Inc.(c)	187,035
49,767	Townsquare Media, Inc., Class A	305,072
52,262	Tribune Publishing Co.(c)	625,576
89,991	TripAdvisor, Inc.(c)	5,163,684
28,839	TrueCar, Inc.(c)	270,510
56,491	United States Cellular Corp.(c)	3,252,752
160,426	Vonage Holdings Corp.(c)	1,461,481
72,899	WideOpenWest, Inc.(c)	551,116
561,382	Windstream Holdings, Inc.(b)(c)	1,689,760
23,348	World Wrestling Entertainment, Inc., Class A	1,922,474
93,038	Yandex NV, Class A (Russia)(c)	3,124,216
35,807	Yelp, Inc.(c)	1,304,091
109,176	Zayo Group Holdings, Inc.(c)	2,996,881
23,358	Zillow Group, Inc., Class A(c)	813,092
48,622	Zillow Group, Inc., Class C(b)(c)	1,706,146
717,952	Zynga, Inc., Class A(c)	3,216,425

		121,046,803

	Consumer Discretionary - 13.3%
55,075	1-800-Flowers.com, Inc., Class A(c)	878,446
97,134	Aaron’s, Inc.	4,862,528
64,796	Acushnet Holdings Corp.	1,489,660
202,068	American Outdoor Brands Corp.(c)	2,438,961
40,892	American Public Education, Inc.(c)	1,209,994
14,832	America’s Car-Mart, Inc.(c)	1,037,647
277,671	Arcos Dorados Holdings, Inc., Class A (Uruguay)	2,546,243
70,447	Ascent Capital Group, Inc., Class A(c)	36,632
338,590	Barnes & Noble Education, Inc.(c)	1,936,735
726,921	Barnes & Noble, Inc.	4,383,334
19,087	Bassett Furniture Industries, Inc.	363,989
130,336	Beazer Homes USA, Inc.(c)	1,633,110
139,914	Belmond Ltd., Class A (United Kingdom)(c)	3,486,657
191,217	Big 5 Sporting Goods Corp.(b)	657,787
230	Biglari Holdings, Inc., Class A(c)	149,502
2,118	Biglari Holdings, Inc., Class B(c)	277,289
43,231	BJ’s Restaurants, Inc.	2,154,201
20,469	Boot Barn Holdings, Inc.(c)	479,589
97,693	Boyd Gaming Corp.	2,668,973
116,361	Bridgepoint Education, Inc.(c)	946,015
31,747	Bright Horizons Family Solutions, Inc.(c)	3,675,985
145,779	Buckle, Inc. (The)(b)	2,532,181
54,304	Build-A-Bear Workshop, Inc.(c)	256,858
101,156	Caesars Entertainment Corp.(b)(c)	924,566
111,684	Caleres, Inc.	3,332,651
84,949	Callaway Golf Co.	1,383,819
30,455	Camping World Holdings, Inc., Class A(b)	431,852
108,130	Career Education Corp.(c)	1,395,958
20,699	Carriage Services, Inc.	402,596
80,294	Carrols Restaurant Group, Inc.(c)	692,937
196,131	Cato Corp. (The), Class A	2,912,545
7,175	Cavco Industries, Inc.(c)	1,193,131
30,399	Century Casinos, Inc.(c)	233,160
26,548	Century Communities, Inc.(c)	622,816
75,204	Cheesecake Factory, Inc. (The)	3,375,156
25,688	Chegg, Inc.(c)	904,731
17,240	Children’s Place, Inc. (The)	1,668,142
38,677	Choice Hotels International, Inc.	3,061,671
26,127	Churchill Downs, Inc.	2,403,161
21,559	Chuy’s Holdings, Inc.(c)	489,820
34,087	Citi Trends, Inc.	698,443
21,430	Collectors Universe, Inc.	288,876

Schedule of Investments(a)

27,602	Columbia Sportswear Co.	$2,461,822
51,677	Conn’s, Inc.(c)	1,082,116
87,030	Container Store Group, Inc. (The)(b)(c)	623,135
122,900	Crocs, Inc.(c)	3,529,688
37,792	CSS Industries, Inc.	329,924
16,919	Culp, Inc.	323,153
47,832	Dave & Buster’s Entertainment, Inc.	2,460,956
41,348	Deckers Outdoor Corp.(c)	5,311,151
47,592	Del Frisco’s Restaurant Group, Inc.(c)	376,929
66,392	Del Taco Restaurants, Inc.(c)	689,813
55,015	Denny’s Corp.(c)	973,215
157,113	Destination Maternity Corp.(c)	468,197
51,444	Dine Brands Global, Inc.	3,923,634
21,280	Dorman Products, Inc.(c)	1,829,016
278,155	Drive Shack, Inc.(c)	1,171,033
67,021	Dunkin’ Brands Group, Inc.	4,583,566
52,156	El Pollo Loco Holdings, Inc.(c)	860,052
29,657	Eldorado Resorts, Inc.(c)	1,382,609
56,892	Ethan Allen Interiors, Inc.	1,079,810
36,360	Etsy, Inc.(c)	1,987,074
68,092	Fiesta Restaurant Group, Inc.(c)	1,011,847
22,230	Five Below, Inc.(c)	2,750,518
17,439	Flexsteel Industries, Inc.	435,452
5,503	Floor & Decor Holdings, Inc., Class A(c)	188,698
19,480	Fox Factory Holding Corp.(c)	1,155,748
168,910	Francesca’s Holdings Corp.(c)	149,181
638,177	Fred’s, Inc., Class A(b)(c)	1,774,132
155,338	FTD Cos., Inc.(c)	399,219
62,097	Gentherm, Inc.(c)	2,642,848
98,301	G-III Apparel Group Ltd.(c)	3,427,756
233,194	GoPro, Inc., Class A(b)(c)	1,149,646
29,563	Grand Canyon Education, Inc.(c)	2,747,585
483,238	Groupon, Inc.(c)	1,821,807
20,008	GrubHub, Inc.(c)	1,608,643
267,564	Guess?, Inc.	5,220,174
35,960	Habit Restaurants, Inc. (The), Class A(c)	367,511
62,885	Haverty Furniture Cos., Inc.	1,280,967
40,494	Helen of Troy Ltd.(c)	4,698,924
77,734	Hibbett Sports, Inc.(c)	1,270,174
52,937	Hilton Grand Vacations, Inc.(c)	1,606,109
16,626	Hooker Furniture Corp.	478,330
87,018	Horizon Global Corp.(b)(c)	182,738
399,668	Houghton Mifflin Harcourt Co.(c)	4,184,524
832,006	Hovnanian Enterprises, Inc., Class A(c)	587,479
566,056	Iconix Brand Group, Inc.(c)	84,908
9,151	Installed Building Products, Inc.(c)	385,349
36,362	International Speedway Corp., Class A	1,579,929
19,868	iRobot Corp.(b)(c)	1,783,948
36,998	J. Jill, Inc.(c)	220,138
28,104	Jack in the Box, Inc.	2,275,019
182,526	JAKKS Pacific, Inc.(c)	343,149
5,066	Johnson Outdoors, Inc., Class A	317,385
127,587	K12, Inc.(c)	4,020,266
117,629	KB Home	2,518,437
66,932	Kirkland’s, Inc.(c)	684,045
44,538	Lands’ End, Inc.(b)(c)	797,230
186,240	Laureate Education, Inc., Class A(c)	2,979,840
81,470	La-Z-Boy, Inc.	2,413,141
25,489	LCI Industries	2,101,313
13,541	LGI Homes, Inc.(b)(c)	802,981
167,437	Libbey, Inc.	840,534
23,890	Lindblad Expeditions Holdings, Inc.(c)	293,608
74,383	Liquidity Services, Inc.(c)	622,586
56,344	Lumber Liquidators Holdings, Inc.(b)(c)	677,255
72,871	M/I Homes, Inc.(c)	1,930,353
19,824	MakeMyTrip Ltd. (India)(c)	527,715
9,524	Malibu Boats, Inc., Class A(c)	386,198

41,104	MarineMax, Inc.(c)	$730,829
33,693	Marriott Vacations Worldwide Corp.	2,983,178
24,936	MasterCraft Boat Holdings, Inc.(c)	544,353
106,375	MDC Holdings, Inc.	3,502,929
4,981	MercadoLibre, Inc. (Argentina)(c)	1,813,084
94,630	Modine Manufacturing Co.(c)	1,384,437
9,999	Monarch Casino & Resort, Inc.(c)	432,357
38,545	Monro, Inc.	2,762,135
36,425	Motorcar Parts of America, Inc.(c)	728,500
32,145	Movado Group, Inc.	1,027,033
8,166	Nathan’s Famous, Inc.	551,205
53,346	Nautilus, Inc.(c)	400,628
35,011	Netshoes Cayman Ltd. (Brazil)(b)(c)	94,530
29,686	New Home Co., Inc. (The)(c)	205,427
22,536	Nutrisystem, Inc.	978,288
27,431	Ollie’s Bargain Outlet Holdings, Inc.(c)	2,144,281
17,478	Overstock.com, Inc.(b)(c)	303,243
23,139	Oxford Industries, Inc.	1,771,985
28,052	Papa John’s International, Inc.(b)	1,186,319
47,147	Papa Murphy’s Holdings, Inc.(b)(c)	217,348
72,451	Party City Holdco, Inc.(b)(c)	799,859
188,004	Penn National Gaming, Inc.(c)	4,557,217
16,591	PetMed Express, Inc.(b)	392,875
773,477	Pier 1 Imports, Inc.	630,925
21,285	Planet Fitness, Inc., Class A(c)	1,232,827
48,287	Playa Hotels & Resorts NV(c)	380,502
22,950	Pool Corp.	3,440,435
44,239	Potbelly Corp.(c)	383,552
39,057	Quotient Technology, Inc.(c)	390,570
10,059	RCI Hospitality Holdings, Inc.	224,416
39,061	Red Robin Gourmet Burgers, Inc.(c)	1,249,171
62,024	Red Rock Resorts, Inc., Class A	1,574,169
108,861	Regis Corp.(c)	2,030,258
284,284	Rent-A-Center, Inc.(c)	4,974,970
35,691	RH(b)(c)	4,849,336
25,483	Rocky Brands, Inc.	683,199
27,009	Ruth’s Hospitality Group, Inc.	623,908
176,988	Sequential Brands Group, Inc.(c)	192,917
6,645	Shake Shack, Inc., Class A(c)	317,365
100,061	Shiloh Industries, Inc.(c)	599,365
41,169	Shoe Carnival, Inc.	1,518,313
30,551	Shutterfly, Inc.(c)	1,404,124
10,808	Shutterstock, Inc.	432,428
57,223	Sleep Number Corp.(c)	2,060,028
57,511	Sotheby’s(c)	2,322,869
28,347	Speedway Motorsports, Inc.	457,521
159,049	Sportsman’s Warehouse Holdings, Inc.(c)	817,512
177,494	Stage Stores, Inc.(b)	168,619
4,721	Stamps.com, Inc.(c)	878,484
36,304	Standard Motor Products, Inc.	1,784,705
338,627	Stein Mart, Inc.(b)(c)	379,262
113,232	Steven Madden Ltd.	3,697,025
51,372	Stoneridge, Inc.(c)	1,341,323
24,050	Strategic Education, Inc.	2,631,070
13,696	Strattec Security Corp.	472,512
45,707	Sturm Ruger & Co., Inc.	2,490,117
102,238	Superior Industries International, Inc.	526,526
128,767	Tailored Brands, Inc.	1,626,327
72,131	Tempur Sealy International, Inc.(c)	3,824,386
59,942	Texas Roadhouse, Inc.	3,646,871
61,022	Tile Shop Holdings, Inc.	463,157
31,741	Tilly’s, Inc., Class A	384,384
44,575	TopBuild Corp.(c)	2,354,006
79,923	Tower International, Inc.	2,324,960
214,603	Tuesday Morning Corp.(b)(c)	424,914
31,227	Unifi, Inc.(c)	667,946
24,878	Universal Electronics, Inc.(c)	700,813

Schedule of Investments(a)

72,577	Vera Bradley, Inc.(c)	$649,564
497,361	Vitamin Shoppe, Inc.(c)	2,297,808
7,101	Wayfair, Inc., Class A(c)	777,275
16,374	Weight Watchers International, Inc.(c)	523,968
232,945	Wendy’s Co. (The)	4,034,607
13,873	Weyco Group, Inc.	372,768
57,691	William Lyon Homes, Class A(c)	764,983
12,600	Wingstop, Inc.	827,190
29,532	Winnebago Industries, Inc.	844,615
130,699	Wolverine World Wide, Inc.	4,484,283
33,170	ZAGG, Inc.(c)	372,167
58,742	Zumiez, Inc.(c)	1,492,634

		282,222,566

	Consumer Staples - 2.8%
204,932	Adecoagro SA (Argentina)(c)	1,561,582
105,031	Amira Nature Foods Ltd. (United Arab Emirates)(c)	97,679
111,733	Andersons, Inc. (The)	3,916,242
120,710	B&G Foods, Inc.(b)	3,218,129
8,110	Boston Beer Co., Inc. (The), Class A(c)	2,020,688
11,168	Calavo Growers, Inc.	908,628
50,429	Cal-Maine Foods, Inc.	2,127,095
71,122	Central Garden & Pet Co., Class A(c)	2,533,366
45,096	Chefs’ Warehouse, Inc. (The)(c)	1,448,483
7,212	Coca-Cola Consolidated, Inc.	1,556,350
184,319	Coty, Inc., Class A	1,430,315
13,851	Craft Brew Alliance, Inc.(c)	227,987
13,029	elf Beauty, Inc.(b)(c)	109,444
50,146	Energizer Holdings, Inc.	2,376,920
13,853	Farmer Brothers Co.(c)	340,784
81,417	Fresh Del Monte Produce, Inc.	2,603,716
116,278	Hostess Brands, Inc.(c)	1,336,034
93,713	Ingles Markets, Inc., Class A	2,674,569
21,211	Inter Parfums, Inc.	1,409,683
13,537	J & J Snack Foods Corp.	2,089,436
17,650	John B. Sanfilippo & Son, Inc.	1,204,612
24,249	Lancaster Colony Corp.	3,857,288
10,005	Limoneira Co.	220,410
7,656	Medifast, Inc.	974,149
4,464	MGP Ingredients, Inc.(b)	320,471
5,678	National Beverage Corp.	476,044
46,777	Natural Grocers by Vitamin Cottage, Inc.(c)	638,974
12,575	Natural Health Trends Corp.(b)	206,104
46,163	Orchids Paper Products Co.(b)(c)	48,471
110,450	Pilgrim’s Pride Corp.(c)	2,237,717
30,282	PriceSmart, Inc.	1,854,772
12,749	Pyxus International, Inc.(b)(c)	206,916
34,688	Revlon, Inc., Class A(b)(c)	908,826
13,557	Seneca Foods Corp., Class A(c)	387,730
171,386	Smart & Final Stores, Inc.(c)	1,033,458
35,153	Spectrum Brands Holdings, Inc.	1,964,350
16,391	Tootsie Roll Industries, Inc.	567,948
11,870	USANA Health Sciences, Inc.(c)	1,389,977
189,329	Vector Group Ltd.	2,082,619
26,418	Village Super Market, Inc., Class A	710,380
9,161	WD-40 Co.(b)	1,665,012
38,858	Weis Markets, Inc.	1,885,390

		58,828,748

	Energy - 5.5%
199,094	Approach Resources, Inc.(c)	191,787
28,322	Arch Coal, Inc., Class A	2,496,018
317,315	Archrock, Inc.	2,995,454
84,659	Ardmore Shipping Corp. (Ireland)(c)	480,017
76,555	Basic Energy Services, Inc.(c)	363,636
14,574	Bonanza Creek Energy, Inc.(c)	335,931
223,980	Bristow Group, Inc.(b)(c)	736,894

21,471	C&J Energy Services, Inc.(c)	$345,039
118,607	California Resources Corp.(c)	2,389,931
230,307	Callon Petroleum Co.(c)	1,874,699
177,362	CARBO Ceramics, Inc.(b)(c)	714,769
35,019	Carrizo Oil & Gas, Inc.(c)	430,033
85,888	Centennial Resource Development, Inc., Class A(c)	1,131,145
6,105	Cheniere Energy, Inc.(c)	400,793
627,473	Clean Energy Fuels Corp.(c)	1,192,199
980,057	Cloud Peak Energy, Inc.(c)	365,659
62,365	Comstock Resources, Inc.(b)(c)	374,814
166,556	Contango Oil & Gas Co.(b)(c)	629,582
76,066	Continental Resources, Inc.(c)	3,511,967
34,928	Core Laboratories NV(b)	2,356,243
55,920	Covia Holdings Corp.(b)(c)	261,706
97,516	CVR Energy, Inc.	3,915,267
57,591	Dawson Geophysical Co.(c)	225,181
1,113,514	Denbury Resources, Inc.(c)	2,260,433
283,390	DHT Holdings, Inc.	1,147,730
111,667	Dorian LPG Ltd.(c)	611,935
83,536	Dril-Quip, Inc.(c)	3,127,588
202,823	Eclipse Resources Corp.(b)(c)	233,246
440,140	EP Energy Corp., Class A(c)	303,433
51,185	Era Group, Inc.(c)	482,163
90,748	Exterran Corp.(c)	1,575,385
124,963	Extraction Oil & Gas, Inc.(c)	492,354
225,177	Forum Energy Technologies, Inc.(c)	1,105,619
154,881	Frank’s International NV(c)	881,273
418,327	Frontline Ltd. (Norway)(c)	2,154,384
69,271	GasLog Ltd. (Monaco)	1,242,029
39,689	Geospace Technologies Corp.(c)	596,526
115,821	Golar LNG Ltd. (Bermuda)	2,579,334
201,166	Green Plains, Inc.	2,858,569
41,833	Gulf Island Fabrication, Inc.(c)	396,995
342,416	Gulfport Energy Corp.(c)	2,872,870
91,096	Halcon Resources Corp.(c)	149,397
64,234	Hallador Energy Co.	363,886
424,843	Helix Energy Solutions Group, Inc.(c)	2,901,678
245,639	HighPoint Resources Corp.(c)	687,789
298,001	Hornbeck Offshore Services, Inc.(c)	393,361
83,133	Independence Contract Drilling, Inc.(c)	284,315
149,844	International Seaways, Inc.(c)	2,715,173
9,857	Keane Group, Inc.(c)	99,359
55,147	Key Energy Services, Inc.(c)	92,095
365,644	Kosmos Energy Ltd. (Ghana)(c)	1,875,754
72,119	Laredo Petroleum, Inc.(c)	274,052
87,493	Lonestar Resources US, Inc., Class A(c)	437,465
28,291	Matador Resources Co.(c)	551,674
109,396	Matrix Service Co.(c)	2,346,544
11,903	NACCO Industries, Inc., Class A	405,654
23,248	Natural Gas Services Group, Inc.(c)	383,824
73,243	Navigator Holdings Ltd.(c)	699,471
25,534	Navios Maritime Acquisition Corp. (Greece)	136,862
114,157	Newfield Exploration Co.(c)	2,086,790
216,069	Newpark Resources, Inc.(c)	1,795,533
1,069,592	Nordic American Tankers Ltd.(b)	2,192,664
154,800	Oil States International, Inc.(c)	2,665,656
569,811	Overseas Shipholding Group, Inc., Class A(c)	1,031,358
289,374	Pacific Ethanol, Inc.(c)	370,399
77,186	Par Pacific Holdings, Inc.(c)	1,255,044
129,936	Parsley Energy, Inc., Class A(c)	2,414,211
34,297	PHI, Inc.(b)(c)	112,494
644,918	Pioneer Energy Services Corp.(c)	954,479
30,249	ProPetro Holding Corp.(c)	494,269
207,077	Renewable Energy Group, Inc.(c)	5,984,525

Schedule of Investments(a)

6,528	Resolute Energy Corp.(b)(c)	$213,661
14,586	REX American Resources Corp.(c)	1,063,757
33,467	RigNet, Inc.(c)	447,119
27,745	Ring Energy, Inc.(c)	163,141
69,313	RPC, Inc.(b)	747,887
93,690	Sanchez Energy Corp.(c)	24,547
133,375	SandRidge Energy, Inc.(c)	1,105,679
108,267	Scorpio Tankers, Inc. (Monaco)	2,027,841
37,202	SEACOR Holdings, Inc.(c)	1,539,791
87,745	SEACOR Marine Holdings, Inc.(c)	1,162,621
126,681	SemGroup Corp., Class A	2,029,430
185,126	Ship Finance International Ltd. (Norway)(b)	2,251,132
10,099	SilverBow Resources, Inc.(c)	245,507
695,814	Southwestern Energy Co.(c)	3,040,707
144,770	SRC Energy, Inc.(c)	712,268
19,509	Talos Energy, Inc.(c)	372,622
508,954	Teekay Corp. (Bermuda)	1,786,429
1,140,503	Teekay Tankers Ltd., Class A (Bermuda)	1,140,503
443,485	TETRA Technologies, Inc.(c)	944,623
17,651	Tidewater, Inc.(c)	379,850
349,693	Tsakos Energy Navigation Ltd. (Greece)	1,126,011
192,740	Ultra Petroleum Corp.(c)	138,773
154,223	Unit Corp.(c)	2,461,399
89,051	US Silica Holdings, Inc.(b)	1,200,407
347,547	W&T Offshore, Inc.(c)	1,751,637

		116,873,747

	Financials - 17.1%
20,027	1st Source Corp.	909,226
11,554	Access National Corp.(c)	272,790
87,461	AG Mortgage Investment Trust, Inc. REIT	1,576,047
14,523	Allegiance Bancshares, Inc.(c)	521,666
11,616	American National Insurance Co.	1,616,831
21,218	Ameris Bancorp	805,223
32,712	AMERISAFE, Inc.	1,943,420
366,506	Anworth Mortgage Asset Corp. REIT	1,638,282
147,324	Apollo Commercial Real Estate Finance, Inc. REIT	2,681,297
98,946	Arbor Realty Trust, Inc. REIT	1,183,394
78,890	Ares Commercial Real Estate Corp. REIT	1,136,016
76,114	Argo Group International Holdings Ltd.	5,079,848
47,026	Arlington Asset Investment Corp., Class A	405,364
59,458	ARMOUR Residential REIT, Inc. REIT	1,249,807
50,040	Artisan Partners Asset Management, Inc., Class A	1,166,933
25,255	Atlantic Capital Bancshares, Inc.(c)	456,610
20,432	Atlas Financial Holdings, Inc.(c)	181,640
45,156	Axos Financial, Inc.(c)	1,370,936
65,095	Banc of California, Inc.	949,085
16,810	BancFirst Corp.	902,361
77,210	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,450,004
47,474	Bancorp, Inc. (The)(c)	402,580
92,419	BancorpSouth Bank	2,696,786
14,476	Bank of Marin Bancorp	607,123
46,737	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,638,132
20,015	BankFinancial Corp.	300,225
41,882	Banner Corp.	2,284,244
80,857	Beneficial Bancorp, Inc.	1,260,561
48,057	Berkshire Hills Bancorp, Inc.	1,309,553
243,509	BGC Partners, Inc., Class A	1,507,321
49,443	Blucora, Inc.(c)	1,459,063
33,010	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	225,458
22,115	Blue Hills Bancorp, Inc.	522,799
42,962	BOK Financial Corp.	3,570,572

124,740	Boston Private Financial Holdings, Inc.	$1,446,984
23,498	Bridge Bancorp, Inc.	723,503
51,831	BrightSphere Investment Group PLC	641,149
110,591	Brookline Bancorp, Inc.	1,644,488
19,090	Bryn Mawr Bank Corp.	706,139
5,697	C&F Financial Corp.	284,736
67,628	Cadence BanCorp	1,268,025
19,840	Camden National Corp.	803,917
12,595	Capital City Bank Group, Inc.	302,280
317,318	Capitol Federal Financial, Inc.	4,083,883
362,265	Capstead Mortgage Corp. REIT	2,669,893
7,293	Carolina Financial Corp.	252,484
82,306	Cathay General Bancorp	3,055,199
34,410	Cboe Global Markets, Inc.	3,209,421
44,220	CenterState Bank Corp.	1,096,656
40,804	Central Pacific Financial Corp.	1,168,219
11,989	Central Valley Community Bancorp	237,023
3,165	Century Bancorp, Inc., Class A	245,699
72,580	Chemical Financial Corp.	3,226,907
23,280	Cherry Hill Mortgage Investment Corp. REIT	430,680
14,746	Citizens & Northern Corp.	369,682
70,793	Citizens, Inc.(b)(c)	501,922
21,095	City Holding Co.	1,512,090
11,458	Civista Bancshares, Inc.	214,608
66,635	CNA Financial Corp.	3,055,881
21,132	CNB Financial Corp.	534,006
31,095	Cohen & Steers, Inc.	1,170,105
81,484	Columbia Banking System, Inc.	2,994,537
57,941	Community Bank System, Inc.	3,473,563
27,356	Community Trust Bancorp, Inc.	1,110,927
32,139	ConnectOne Bancorp, Inc.	642,780
78,992	Cowen, Inc.(c)	1,277,301
41,595	Crawford & Co., Class B	401,392
8,014	Credit Acceptance Corp.(c)	3,189,732
45,237	Customers Bancorp, Inc.(c)	889,812
110,212	CVB Financial Corp.	2,414,745
3,501	Diamond Hill Investment Group, Inc.	542,655
69,886	Dime Community Bancshares, Inc.	1,378,152
25,398	Donegal Group, Inc., Class A	334,492
103,383	Donnelley Financial Solutions, Inc.(c)	1,513,527
211,289	Dynex Capital, Inc. REIT	1,271,960
30,032	Eagle Bancorp, Inc.(c)	1,648,156
16,167	eHealth, Inc.(c)	988,774
14,372	EMC Insurance Group, Inc.	472,551
48,425	Employers Holdings, Inc.	2,051,767
53,773	Encore Capital Group, Inc.(b)(c)	1,588,454
81,794	Enova International, Inc.(c)	1,885,352
17,721	Enstar Group Ltd. (Bermuda)(c)	3,154,338
17,161	Enterprise Financial Services Corp.	757,315
9,485	Equity Bancshares, Inc., Class A(c)	301,149
48,299	Essent Group Ltd.(c)	1,919,885
28,763	Evercore, Inc., Class A	2,572,850
190,545	Exantas Capital Corp. REIT	2,014,061
153,549	EZCORP, Inc., Class A(c)	1,431,077
19,879	FactSet Research Systems, Inc.	4,346,146
12,346	FB Financial Corp.	408,406
17,647	FBL Financial Group, Inc., Class A	1,239,172
12,203	Federal Agricultural Mortgage Corp., Class C	863,362
30,376	FedNat Holding Co.	550,109
29,687	Fidelity Southern Corp.	904,266
24,970	Financial Institutions, Inc.	669,695
21,445	First Bancorp	788,533
585,982	First BanCorp	6,240,708
37,115	First Busey Corp.	918,967
8,441	First Citizens BancShares, Inc., Class A	3,439,961

Schedule of Investments(a)

128,742	First Commonwealth Financial Corp.	$1,750,891
21,666	First Community Bancshares, Inc.	743,144
23,924	First Defiance Financial Corp.	674,178
129,102	First Financial Bancorp	3,399,256
48,938	First Financial Bankshares, Inc.	2,990,112
15,141	First Financial Corp.	627,897
23,599	First Foundation, Inc.	342,893
69,707	First Hawaiian, Inc.	1,793,561
6,666	First Internet Bancorp	133,320
30,621	First Interstate BancSystem, Inc., Class A	1,191,769
35,731	First Merchants Corp.	1,308,827
105,551	First Midwest Bancorp, Inc.	2,324,233
25,003	First of Long Island Corp. (The)	518,062
36,271	FirstCash, Inc.	2,989,819
40,012	Flagstar Bancorp, Inc.	1,234,370
52,148	Flushing Financial Corp.	1,156,643
14,799	Franklin Financial Network, Inc.	471,644
107,550	GAIN Capital Holdings, Inc.(b)	695,848
21,784	German American Bancorp, Inc.	637,182
90,352	Glacier Bancorp, Inc.	3,811,047
46,387	Granite Point Mortgage Trust, Inc. REIT	905,474
33,376	Great Ajax Corp. REIT	430,884
17,512	Great Southern Bancorp, Inc.	934,090
71,440	Great Western Bancorp, Inc.	2,521,118
31,345	Green Dot Corp., Class A(c)	2,320,157
95,481	Greenhill & Co., Inc.	2,392,754
74,149	Greenlight Capital Re Ltd., Class A(c)	768,925
35,858	Hanmi Financial Corp.	786,366
12,452	HarborOne Bancorp, Inc.(b)(c)	189,021
24,151	HCI Group, Inc.	1,144,274
24,757	Heartland Financial USA, Inc.	1,122,978
31,253	Heritage Commerce Corp.	414,727
29,035	Heritage Financial Corp.	899,504
63,592	Heritage Insurance Holdings, Inc.	923,356
101,507	Hilltop Holdings, Inc.	1,868,744
1,155	Hingham Institution for Savings	213,559
114,199	Home BancShares, Inc.	2,090,984
43,095	HomeStreet, Inc.(c)	1,054,535
21,225	HomeTrust Bancshares, Inc.	573,075
173,447	Hope Bancorp, Inc.	2,482,027
84,954	Horace Mann Educators Corp.	3,538,334
30,031	Horizon Bancorp, Inc.	484,700
18,304	Houlihan Lokey, Inc., Class A	809,769
122,777	Hunt Cos. Finance Trust, Inc. REIT	417,442
20,827	Independent Bank Corp.	461,526
27,745	Independent Bank Corp.	2,213,496
17,942	Independent Bank Group, Inc.	946,620
12,026	Interactive Brokers Group, Inc., Class A	606,110
82,945	International Bancshares Corp.	2,942,059
27,203	INTL. FCStone, Inc.(c)	1,039,971
49,122	Investment Technology Group, Inc.	1,486,432
1,358	Investors Title Co.	234,567
70,999	James River Group Holdings Ltd.	2,738,431
144,011	Kearny Financial Corp.	1,849,101
5,477	Kinsale Capital Group, Inc.	317,666
140,010	Ladder Capital Corp. REIT	2,423,573
51,818	Lakeland Bancorp, Inc.	810,952
22,251	Lakeland Financial Corp.	1,001,963
42,864	LegacyTexas Financial Group, Inc.	1,707,702
372,463	LendingClub Corp.(c)	1,188,157
804	LendingTree, Inc.(b)(c)	238,257
16,105	Live Oak Bancshares, Inc.	223,859
445,911	Maiden Holdings Ltd.	575,225
9,963	MarketAxess Holdings, Inc.	2,139,754
19,661	Marlin Business Services Corp.	436,278
24,957	Mercantile Bank Corp.	828,572
82,772	Mercury General Corp.	4,279,312

38,225	Meridian Bancorp, Inc.	$605,293
19,272	Meta Financial Group, Inc.	453,856
24,301	Midland States Bancorp, Inc.	585,897
18,504	MidWestOne Financial Group, Inc.	512,746
13,121	Moelis & Co., Class A	574,044
13,154	Morningstar, Inc.	1,633,069
26,839	MSCI, Inc.	4,569,877
20,939	National Bank Holdings Corp., Class A	669,210
8,036	National Commerce Corp.(c)	327,186
84,490	National General Holdings Corp.	2,040,433
5,865	National Western Life Group, Inc., Class A	1,778,854
29,373	Navigators Group, Inc. (The)	2,050,235
67,274	NBT Bancorp, Inc.	2,396,300
51,946	Nelnet, Inc., Class A	2,732,360
566,586	New York Mortgage Trust, Inc. REIT	3,558,160
9,422	Nicolet Bankshares, Inc.(c)	515,289
30,471	NMI Holdings, Inc., Class A(c)	670,362
64,942	Northfield Bancorp, Inc.	929,320
12,398	Northrim BanCorp, Inc.	410,746
195,134	Northwest Bancshares, Inc.	3,442,164
36,074	OceanFirst Financial Corp.	866,137
693,847	Ocwen Financial Corp.(c)	1,165,663
178,221	OFG Bancorp	3,453,923
211,054	Old National Bancorp	3,406,412
28,520	Old Second Bancorp, Inc.	400,136
98,334	On Deck Capital, Inc.(c)	739,472
36,722	Oppenheimer Holdings, Inc., Class A	988,923
30,349	Opus Bank	634,294
57,706	Orchid Island Capital, Inc. REIT(b)	400,480
105,063	Oritani Financial Corp.	1,771,362
19,913	Pacific Premier Bancorp, Inc.	592,412
22,854	Park National Corp.	2,148,733
16,594	Peapack-Gladstone Financial Corp.	442,894
8,337	Penns Woods Bancorp, Inc.	294,546
22,363	Peoples Bancorp, Inc.	715,616
10,829	People’s Utah Bancorp	318,373
36,959	Pinnacle Financial Partners, Inc.	1,987,285
22,788	Piper Jaffray Cos.	1,573,056
90,524	PRA Group, Inc.(c)	2,671,363
8,492	Preferred Bank	395,388
103,889	Provident Financial Services, Inc.	2,567,097
9,967	QCR Holdings, Inc.	341,469
46,807	Ready Capital Corp. REIT	732,061
259,138	Redwood Trust, Inc. REIT	4,179,896
25,841	Regional Management Corp.(c)	710,111
50,914	Renasant Corp.	1,808,465
13,553	Republic Bancorp, Inc., Class A	565,025
46,878	S&T Bancorp, Inc.	1,801,053
23,592	Safeguard Scientifics, Inc.(c)	223,888
31,058	Safety Insurance Group, Inc.	2,556,384
33,099	Sandy Spring Bancorp, Inc.	1,079,358
29,512	Seacoast Banking Corp. of Florida(c)	812,170
23,295	ServisFirst Bancshares, Inc.	786,206
15,386	Sierra Bancorp	409,268
68,853	Simmons First National Corp., Class A	1,703,423
26,528	South State Corp.	1,760,133
6,310	Southern Missouri Bancorp, Inc.	222,175
18,527	Southern National Bancorp of Virginia, Inc.	279,387
37,194	Southside Bancshares, Inc.	1,227,030
26,481	State Auto Financial Corp.	900,354
120,583	Sterling Bancorp	2,320,017
55,726	Stewart Information Services Corp.	2,477,021
24,501	Stock Yards Bancorp, Inc.	847,000
14,205	Territorial Bancorp, Inc.	391,774
43,499	TFS Financial Corp.	709,469

Schedule of Investments(a)

154,272	Third Point Reinsurance Ltd. (Bermuda)(c)	$1,621,399
20,090	Tompkins Financial Corp.	1,477,419
65,355	Towne Bank	1,696,616
21,434	TPG RE Finance Trust, Inc. REIT	425,036
24,013	TriCo Bancshares	905,770
25,713	TriState Capital Holdings, Inc.(c)	523,517
13,275	Triumph Bancorp, Inc.(c)	404,356
156,533	TrustCo Bank Corp. NY	1,214,696
128,659	Trustmark Corp.	4,056,618
54,823	UMB Financial Corp.	3,528,408
49,436	Union Bankshares Corp.	1,560,200
68,346	United Community Banks, Inc.	1,757,859
85,716	United Financial Bancorp, Inc.	1,269,454
45,398	United Fire Group, Inc.	2,360,696
16,740	United Insurance Holdings Corp.	273,197
51,904	Universal Insurance Holdings, Inc.	1,957,819
36,259	Univest Financial Corp.	851,724
27,516	Veritex Holdings, Inc.	728,073
9,852	Virtu Financial, Inc., Class A	251,719
8,836	Virtus Investment Partners, Inc.	794,975
40,365	Walker & Dunlop, Inc.	1,940,346
20,643	Washington Trust Bancorp, Inc.	1,074,262
38,854	Waterstone Financial, Inc.	610,008
70,364	WesBanco, Inc.	2,857,482
33,403	Westamerica Bancorporation	2,093,032
66,397	Western Alliance Bancorp(c)	2,940,059
185,824	Western Asset Mortgage Capital Corp. REIT	1,776,477
10,555	Westwood Holdings Group, Inc.	386,524
94,780	WisdomTree Investments, Inc.	635,026
16,808	World Acceptance Corp.(c)	1,742,822
28,384	WSFS Financial Corp.	1,196,953

		363,243,126

	Health Care - 8.8%
3,915	ABIOMED, Inc.(c)	1,374,439
17,474	ACADIA Pharmaceuticals, Inc.(c)	398,058
6,276	Acceleron Pharma, Inc.(c)	266,102
86,593	Accuray, Inc.(c)	381,009
129,543	Aceto Corp.	156,747
159,962	Achillion Pharmaceuticals, Inc.(c)	350,317
49,737	Acorda Therapeutics, Inc.(c)	827,126
11,555	Addus HomeCare Corp.(c)	695,033
33,556	Adverum Biotechnologies, Inc.(c)	106,708
5,681	Agios Pharmaceuticals, Inc.(c)	304,502
7,001	Aimmune Therapeutics, Inc.(c)	164,664
64,295	Akorn, Inc.(c)	241,749
35,507	Alder Biopharmaceuticals, Inc.(c)	499,939
12,016	Align Technology, Inc.(c)	2,991,383
31,096	Alkermes PLC(c)	1,022,126
277,284	Allscripts Healthcare Solutions, Inc.(c)	3,269,178
8,886	Alnylam Pharmaceuticals, Inc.(c)	742,248
102,315	AMAG Pharmaceuticals, Inc.(c)	1,674,897
27,082	Amedisys, Inc.(c)	3,552,075
21,606	American Renal Associates Holdings, Inc.(c)	261,865
31,356	Amicus Therapeutics, Inc.(c)	377,526
42,862	AMN Healthcare Services, Inc.(c)	2,777,029
78,251	Amneal Pharmaceuticals, Inc.(c)	960,922
34,725	Amphastar Pharmaceuticals, Inc.(c)	790,341
74,687	AngioDynamics, Inc.(c)	1,575,896
4,600	ANI Pharmaceuticals, Inc.(c)	247,204
9,911	Anika Therapeutics, Inc.(c)	376,519
125,246	Assertio Therapeutics, Inc.(c)	558,597
4,277	Atara Biotherapeutics, Inc.(c)	162,526
15,369	athenahealth, Inc.(c)	2,070,819
19,594	AtriCure, Inc.(c)	606,434
920	Atrion Corp.	686,173

76,782	Avanos Medical, Inc.(c)	$3,497,420
229,802	BioScrip, Inc.(c)	834,181
20,774	Bio-Techne Corp.	3,624,232
11,134	BioTelemetry, Inc.(c)	799,644
5,401	Bluebird Bio, Inc.(c)	720,655
3,477	Blueprint Medicines Corp.(c)	250,657
59,012	Bruker Corp.	2,068,961
27,425	Cambrex Corp.(c)	1,197,101
9,396	Cantel Medical Corp.	765,022
59,100	Capital Senior Living Corp.(c)	411,927
11,038	Cardiovascular Systems, Inc.(c)	343,613
144,342	Celldex Therapeutics, Inc.(c)	73,297
36,767	Charles River Laboratories International, Inc.(c)	4,529,327
10,346	Chemed Corp.	3,082,487
85,601	Chimerix, Inc.(c)	199,450
68,126	Civitas Solutions, Inc.(c)	1,207,874
27,382	Computer Programs & Systems, Inc.	718,504
32,149	CONMED Corp.	2,261,682
9,524	CorVel Corp.(c)	594,964
58,704	Cross Country Healthcare, Inc.(c)	565,320
23,116	CryoLife, Inc.(c)	645,168
10,979	Dermira, Inc.(c)	72,461
11,558	DexCom, Inc.(c)	1,630,025
94,753	Diplomat Pharmacy, Inc.(c)	1,373,919
23,074	Emergent BioSolutions, Inc.(c)	1,439,587
6,205	Enanta Pharmaceuticals, Inc.(c)	492,863
62,725	Endologix, Inc.(c)	47,514
59,608	Ensign Group, Inc. (The)	2,597,121
61,642	Evolent Health, Inc., Class A(c)	1,089,831
9,385	Exact Sciences Corp.(c)	845,401
4,795	FibroGen, Inc.(c)	272,116
30,899	Five Prime Therapeutics, Inc.(c)	347,614
9,151	Flexion Therapeutics, Inc.(b)(c)	134,428
7,746	Genomic Health, Inc.(c)	587,224
37,969	Globus Medical, Inc., Class A(c)	1,710,503
34,419	Haemonetics Corp.(c)	3,404,383
9,770	HealthEquity, Inc.(c)	609,062
25,250	HealthStream, Inc.	635,290
118,354	HMS Holdings Corp.(c)	3,549,436
165,840	Horizon Pharma PLC(c)	3,563,902
34,911	ICON PLC(c)	4,883,351
5,365	ICU Medical, Inc.(c)	1,334,812
18,517	IDEXX Laboratories, Inc.(c)	3,940,047
14,825	Incyte Corp.(c)	1,194,747
22,723	Innoviva, Inc.(c)	388,563
3,089	Inogen, Inc.(c)	467,088
56,562	Inovalon Holdings, Inc., Class A(b)(c)	808,271
4,182	Insulet Corp.(c)	339,537
37,657	Insys Therapeutics, Inc.(c)	130,293
51,095	Integer Holdings Corp.(c)	4,138,184
39,563	Integra LifeSciences Holdings Corp.(c)	1,873,704
4,952	Intercept Pharmaceuticals, Inc.(c)	597,607
19,118	Intra-Cellular Therapies, Inc.(c)	230,181
29,026	Intrexon Corp.(b)(c)	222,339
69,137	Invacare Corp.	355,364
6,385	Ionis Pharmaceuticals, Inc.(c)	370,330
69,154	Lannett Co., Inc.(b)(c)	515,889
20,016	Lantheus Holdings, Inc.(c)	336,669
33,811	LHC Group, Inc.(c)	3,574,837
4,241	Ligand Pharmaceuticals, Inc.(b)(c)	500,862
37,309	LivaNova PLC(c)	3,444,367
46,957	Luminex Corp.	1,309,631
16,295	MacroGenics, Inc.(c)	191,140
19,858	Masimo Corp.(c)	2,470,137
38,146	Medicines Co. (The)(c)	881,554
15,582	Medidata Solutions, Inc.(c)	1,105,699

Schedule of Investments(a)

7,695	Medpace Holdings, Inc.(c)	$495,558
87,165	Meridian Bioscience, Inc.	1,428,634
32,471	Merit Medical Systems, Inc.(c)	1,835,586
36,073	Momenta Pharmaceuticals, Inc.(c)	427,826
80,281	Myriad Genetics, Inc.(c)	2,263,121
38,559	Natus Medical, Inc.(c)	1,300,981
2,962	Nektar Therapeutics(c)	125,411
20,952	Neogen Corp.(c)	1,276,186
33,841	NeoGenomics, Inc.(c)	562,437
4,994	Neurocrine Biosciences, Inc.(c)	440,571
4,603	Nevro Corp.(c)	223,522
115,925	NextGen Healthcare, Inc.(c)	2,049,554
50,106	NuVasive, Inc.(c)	2,512,315
25,819	NxStage Medical, Inc.(c)	750,558
30,362	Omnicell, Inc.(c)	1,977,477
494,339	OPKO Health, Inc.(b)(c)	1,819,168
18,603	OraSure Technologies, Inc.(c)	239,049
16,643	Orthofix Medical, Inc.(c)	900,553
40,318	Otonomy, Inc.(c)	81,846
14,043	Pacira Pharmaceuticals, Inc.(c)	571,269
1,438,433	PDL BioPharma, Inc.(c)	4,574,217
4,445	Penumbra, Inc.(c)	646,792
16,395	Phibro Animal Health Corp., Class A	511,852
4,981	Portola Pharmaceuticals, Inc.(c)	134,985
28,463	PRA Health Sciences, Inc.(c)	3,016,224
56,761	Premier, Inc., Class A(c)	2,258,520
87,664	Prestige Consumer Healthcare, Inc.(c)	2,447,579
14,768	Prothena Corp. PLC (Ireland)(c)	173,524
25,629	Providence Service Corp. (The)(c)	1,643,844
3,147	Puma Biotechnology, Inc.(c)	87,738
10,138	Quidel Corp.(c)	588,308
159,951	Quorum Health Corp.(c)	468,656
9,049	Radius Health, Inc.(c)	165,325
108,489	RadNet, Inc.(c)	1,480,875
11,213	Repligen Corp.(c)	639,253
19,609	Retrophin, Inc.(c)	422,770
2,728	Sage Therapeutics, Inc.(c)	388,986
6,708	Sarepta Therapeutics, Inc.(c)	937,175
13,473	Seattle Genetics, Inc.(c)	1,029,741
6,815	Spark Therapeutics, Inc.(c)	325,893
16,781	Spectrum Pharmaceuticals, Inc.(c)	187,947
8,293	Supernus Pharmaceuticals, Inc.(c)	316,212
38,451	Surgery Partners, Inc.(b)(c)	502,939
11,021	Surmodics, Inc.(c)	631,173
31,716	Syneos Health, Inc., Class A(c)	1,618,785
16,786	Taro Pharmaceutical Industries Ltd.	1,597,020
8,541	Teladoc Health, Inc.(c)	548,332
12,950	Theravance Biopharma, Inc.(b)(c)	337,348
33,013	Tivity Health, Inc.(c)	734,869
97,502	Triple-S Management Corp., Class B(c)	1,965,640
11,656	Ultragenyx Pharmaceutical, Inc.(c)	574,874
9,897	US Physical Therapy, Inc.	1,047,993
2,579	Utah Medical Products, Inc.	242,271
13,588	Vanda Pharmaceuticals, Inc.(c)	368,642
51,424	Varex Imaging Corp.(c)	1,465,070
20,521	Veeva Systems, Inc., Class A(c)	2,238,020
16,628	Vertex Pharmaceuticals, Inc.(c)	3,174,451
8,498	Vocera Communications, Inc.(c)	346,888
43,602	West Pharmaceutical Services, Inc.	4,720,789
65,581	Wright Medical Group NV(c)	1,956,937
13,902	Xencor, Inc.(c)	501,862

		187,171,461

	Industrials - 17.3%
21,794	AAON, Inc.	805,070
65,012	AAR Corp.	2,449,652
181,358	Acacia Research Corp.(c)	551,328
262,246	ACCO Brands Corp.	2,315,632

88,992	Actuant Corp., Class A	$2,037,027
79,395	Advanced Disposal Services, Inc.(c)	2,000,754
45,226	Advanced Drainage Systems, Inc.	1,153,263
95,280	Aegion Corp.(c)	1,729,332
64,287	Aerojet Rocketdyne Holdings, Inc.(c)	2,537,408
13,809	Aerovironment, Inc.(c)	1,072,407
83,561	Air Transport Services Group, Inc.(c)	1,984,574
163,585	Aircastle Ltd.	3,409,111
9,204	Alamo Group, Inc.	792,741
52,966	Alaska Air Group, Inc.	3,387,176
26,511	Albany International Corp., Class A	1,820,245
5,436	Allegiant Travel Co.	706,680
45,900	Allegion PLC	3,940,974
6,769	Allied Motion Technologies, Inc.	285,381
29,642	Altra Industrial Motion Corp.	907,342
7,700	AMERCO	2,792,482
9,559	American Woodmark Corp.(c)	668,652
40,778	Apogee Enterprises, Inc.	1,389,306
55,999	Applied Industrial Technologies, Inc.	3,304,501
186,668	ARC Document Solutions, Inc.(c)	453,603
88,938	ArcBest Corp.	3,345,848
27,207	Argan, Inc.	1,148,680
104,089	Armstrong Flooring, Inc.(c)	1,407,283
61,703	Armstrong World Industries, Inc.	4,198,272
49,015	ASGN, Inc.(c)	3,087,455
28,031	Astec Industries, Inc.	1,037,708
24,835	Astronics Corp.(c)	761,689
58,758	Atkore International Group, Inc.(c)	1,362,598
25,083	Atlas Air Worldwide Holdings, Inc.(c)	1,334,917
18,735	Axon Enterprise, Inc.(c)	955,672
46,905	AZZ, Inc.	2,098,999
498,725	Babcock & Wilcox Enterprises, Inc.(c)	292,801
50,221	Barnes Group, Inc.	2,967,057
9,978	Barrett Business Services, Inc.	625,122
129,997	BMC Stock Holdings, Inc.(c)	2,230,749
67,542	Brady Corp., Class A	3,019,803
115,664	Briggs & Stratton Corp.	1,489,752
50,831	Brink’s Co. (The)	3,764,036
174,981	Builders FirstSource, Inc.(c)	2,313,249
48,823	BWX Technologies, Inc.	2,266,364
37,643	Caesarstone Ltd.(b)	578,949
56,138	CAI International, Inc.(c)	1,393,345
33,274	Casella Waste Systems, Inc., Class A(c)	1,002,213
91,072	CBIZ, Inc.(c)	1,785,011
112,624	CECO Environmental Corp.(c)	774,853
48,522	Chart Industries, Inc.(c)	3,624,593
74,740	China Yuchai International Ltd. (China)	1,257,874
12,151	Cimpress NV (Netherlands)(c)	1,010,599
21,023	CIRCOR International, Inc.(c)	581,286
591,077	Civeo Corp.(c)	1,495,425
27,721	Columbus McKinnon Corp.	1,003,500
45,621	Comfort Systems USA, Inc.	2,188,439
78,163	Commercial Vehicle Group, Inc.(c)	583,878
48,166	Continental Building Products, Inc.(c)	1,268,692
12,102	Copa Holdings SA, Class A (Panama)	1,147,875
77,881	Copart, Inc.(c)	3,943,115
306,724	Costamare, Inc. (Monaco)	1,558,158
9,880	CoStar Group, Inc.(c)	3,860,511
34,954	Covenant Transportation Group, Inc., Class A(c)	824,215
12,120	CRA International, Inc.	505,889
15,954	CSW Industrials, Inc.(c)	824,024
33,962	Cubic Corp.	2,182,738
138,768	Diana Containerships, Inc. (Greece)(c)	105,464
375,058	Diana Shipping, Inc. (Greece)(c)	1,102,671
13,381	DMC Global, Inc.	461,912
30,924	Douglas Dynamics, Inc.	1,094,710

Schedule of Investments(a)

39,494	Ducommun, Inc.(c)	$1,554,879
52,975	DXP Enterprises, Inc.(c)	1,743,407
30,879	Dycom Industries, Inc.(c)	1,792,526
79,559	Eagle Bulk Shipping, Inc.(c)	326,987
61,464	Echo Global Logistics, Inc.(c)	1,460,385
33,848	Encore Wire Corp.	1,824,407
64,946	Ennis, Inc.	1,288,529
79,774	Enphase Energy, Inc.(b)(c)	576,766
23,175	EnPro Industries, Inc.	1,530,709
24,662	ESCO Technologies, Inc.	1,605,743
26,966	Exponent, Inc.	1,347,221
76,857	Federal Signal Corp.	1,689,317
10,223	Forrester Research, Inc.	459,115
30,753	Forward Air Corp.	1,799,973
11,786	Franklin Covey Co.(c)	287,107
51,252	Franklin Electric Co., Inc.	2,448,821
50,435	FreightCar America, Inc.(c)	359,097
96,273	FTI Consulting, Inc.(c)	6,577,371
135,905	FuelCell Energy, Inc.(c)	69,746
31,632	Gardner Denver Holdings, Inc.(c)	780,361
22,350	Genco Shipping & Trading Ltd.(c)	164,720
54,843	Gibraltar Industries, Inc.(c)	1,955,153
55,210	Global Brass & Copper Holdings, Inc.	1,669,550
57,982	GMS, Inc.(c)	1,097,599
108,633	Golden Ocean Group Ltd. (Norway)	550,769
47,517	Goldfield Corp. (The)(c)	129,721
28,084	GP Strategies Corp.(c)	422,383
93,039	Graco, Inc.	4,031,380
14,615	Graham Corp.	327,376
70,414	Granite Construction, Inc.	3,043,293
210,140	Great Lakes Dredge & Dock Corp.(c)	1,485,690
71,326	Greenbrier Cos., Inc. (The)	3,024,936
74,023	Griffon Corp.	1,177,706
84,953	H&E Equipment Services, Inc.	2,274,192
213,314	Harsco Corp.(c)	4,543,588
31,471	Hawaiian Holdings, Inc.	1,007,701
139,478	HC2 Holdings, Inc.(b)(c)	475,620
53,269	Healthcare Services Group, Inc.	2,323,594
67,143	Heartland Express, Inc.	1,343,531
18,823	HEICO Corp.	1,590,544
35,490	HEICO Corp., Class A	2,485,365
40,476	Heidrick & Struggles International, Inc.	1,337,732
41,751	Herc Holdings, Inc.(c)	1,546,875
18,577	Heritage-Crystal Clean, Inc.(c)	475,571
94,449	Herman Miller, Inc.	3,232,989
82,526	Hillenbrand, Inc.	3,499,102
95,571	HNI Corp.	3,714,845
36,046	Hudson Technologies, Inc.(c)	42,174
9,659	Hurco Cos., Inc.	370,423
57,960	Huron Consulting Group, Inc.(c)	2,802,366
48,820	Huttig Building Products, Inc.(c)	117,168
26,700	Hyster-Yale Materials Handling, Inc.	1,858,053
38,973	ICF International, Inc.	2,569,100
21,304	IES Holdings, Inc.(c)	356,629
127,996	InnerWorkings, Inc.(c)	587,502
39,746	Insperity, Inc.	4,240,103
24,015	Insteel Industries, Inc.	530,491
74,608	Interface, Inc.	1,224,317
73,318	JELD-WEN Holding, Inc.(c)	1,307,993
12,551	John Bean Technologies Corp.	997,051
8,789	Kadant, Inc.	749,702
43,606	Kaman Corp.	2,577,987
115,619	Kelly Services, Inc., Class A	2,589,866
88,075	KeyW Holding Corp. (The)(c)	632,379
46,481	Kforce, Inc.	1,525,042
53,465	Kimball International, Inc., Class B	755,460
89,587	Knoll, Inc.	1,806,074

59,349	Korn Ferry	$2,706,314
83,761	Kratos Defense & Security Solutions, Inc.(c)	1,297,458
38,516	Landstar System, Inc.	3,912,455
16,194	LB Foster Co., Class A(c)	289,387
13,265	Lindsay Corp.	1,139,198
257,242	LSC Communications, Inc.	2,039,929
55,219	LSI Industries, Inc.	180,566
23,452	Lydall, Inc.(c)	621,947
32,317	Manitex International, Inc.(c)	226,542
33,984	Manitowoc Co., Inc. (The)(c)	517,236
48,670	Marten Transport Ltd.	941,765
46,101	Masonite International Corp.(c)	2,636,977
20,243	Matson, Inc.	678,343
44,953	Matthews International Corp., Class A	1,999,959
39,305	McGrath RentCorp.	1,980,972
21,128	Mercury Systems, Inc.(c)	1,238,735
99,091	Milacron Holdings Corp.(c)	1,373,401
37,359	Mistras Group, Inc.(c)	549,551
48,517	Mobile Mini, Inc.	1,833,457
38,157	MSA Safety, Inc.	3,822,568
133,610	Mueller Industries, Inc.	3,461,835
179,419	Mueller Water Products, Inc., Class A	1,772,660
15,047	Multi-Color Corp.	700,438
49,735	MYR Group, Inc.(c)	1,515,425
12,748	National Presto Industries, Inc.(b)	1,524,916
110,810	Navigant Consulting, Inc.	2,872,195
48,563	Navios Maritime Holdings, Inc. (Greece)(c)	118,494
72,158	NCI Building Systems, Inc.(c)	588,809
40,791	NN, Inc.	372,422
28,632	Northwest Pipe Co.(c)	659,681
6,009	NV5 Global, Inc.(c)	425,257
81,956	Orion Group Holdings, Inc.(c)	345,854
7,161	P.A.M. Transportation Services, Inc.(c)	351,963
19,833	Park-Ohio Holdings Corp.	644,176
18,941	Patrick Industries, Inc.(c)	755,746
44,547	PGT Innovations, Inc.(c)	741,262
54,716	PICO Holdings, Inc.(c)	531,292
31,331	Powell Industries, Inc.	874,448
82,498	Primoris Services Corp.	1,645,835
8,460	Proto Labs, Inc.(c)	1,050,309
150,908	Quad/Graphics, Inc.(b)	2,038,767
61,982	Quanex Building Products Corp.	970,018
33,494	Raven Industries, Inc.	1,238,943
13,859	RBC Bearings, Inc.(c)	1,932,222
69,158	Resources Connection, Inc.	1,155,630
28,206	REV Group, Inc.(b)	234,392
152,013	Roadrunner Transportation Systems, Inc.(c)	73,924
60,751	Rollins, Inc.	2,262,367
141,157	Safe Bulkers, Inc. (Greece)(c)	218,793
33,937	Saia, Inc.(c)	2,035,202
125,360	Scorpio Bulkers, Inc.	566,627
394,884	Seaspan Corp. (Hong Kong)	3,672,421
38,500	Simpson Manufacturing Co., Inc.	2,363,130
22,096	SiteOne Landscape Supply, Inc.(c)	1,177,717
24,016	SkyWest, Inc.	1,223,615
43,254	SP Plus Corp.(c)	1,431,707
36,673	Spartan Motors, Inc.	308,787
21,300	Sparton Corp.(c)	391,707
37,894	Spirit Airlines, Inc.(c)	2,228,925
46,087	SPX Corp.(c)	1,371,088
88,853	SPX FLOW, Inc.(c)	2,911,713
12,786	Standex International Corp.	953,580
42,173	Star Bulk Carriers Corp. (Greece)(c)	312,502
250,479	Steelcase, Inc., Class A	4,132,904
53,234	Sterling Construction Co., Inc.(c)	704,818
17,307	Sun Hydraulics Corp.	613,014

Schedule of Investments(a)

137,424	Sunrun, Inc.(c)	$1,827,739
18,978	Systemax, Inc.	442,947
102,339	Team, Inc.(b)(c)	1,467,541
24,048	Tennant Co.	1,412,339
64,616	Tetra Tech, Inc.	3,566,157
131,992	Textainer Group Holdings Ltd. (China)(c)	1,718,536
49,112	Thermon Group Holdings, Inc.(c)	1,132,523
127,483	Titan International, Inc.	716,454
105,621	Titan Machinery, Inc.(c)	1,979,338
11,403	TPI Composites, Inc.(c)	345,169
16,422	Trex Co., Inc.(c)	1,145,599
82,602	TriMas Corp.(c)	2,394,632
36,019	TriNet Group, Inc.(c)	1,644,628
107,803	Triton International Ltd. (Bermuda)	3,875,518
108,319	TrueBlue, Inc.(c)	2,641,900
13,059	Twin Disc, Inc.(c)	236,629
16,971	UniFirst Corp.	2,349,296
92,359	Universal Forest Products, Inc.	2,846,504
22,362	US Ecology, Inc.	1,423,789
28,228	USA Truck, Inc.(c)	504,152
52,783	Vectrus, Inc.(c)	1,329,604
86,744	Veritiv Corp.(c)	2,962,308
36,531	Viad Corp.	1,925,184
14,781	VSE Corp.	482,304
133,856	Wabash National Corp.	1,865,953
16,953	WageWorks, Inc.(c)	534,867
28,954	Watts Water Technologies, Inc., Class A	2,167,786
114,970	Welbilt, Inc.(c)	1,611,879
80,941	Werner Enterprises, Inc.	2,664,578
185,259	Wesco Aircraft Holdings, Inc.(c)	1,619,164
8,964	Willis Lease Finance Corp.(c)	343,142
52,124	Woodward, Inc.	4,735,465

		367,834,420

	Information Technology - 14.7%
4,410	2U, Inc.(c)	250,708
128,995	3D Systems Corp.(c)	1,645,976
30,395	8x8, Inc.(c)	535,256
11,732	Acacia Communications, Inc.(c)	510,459
131,170	ACI Worldwide, Inc.(c)	3,877,385
100,347	ADTRAN, Inc.	1,463,059
20,848	Advanced Energy Industries, Inc.(c)	1,069,294
43,794	Alpha & Omega Semiconductor Ltd.(c)	521,587
22,100	Ambarella, Inc.(b)(c)	839,800
354,520	Amkor Technology, Inc.(c)	2,836,160
15,276	Applied Optoelectronics, Inc.(b)(c)	265,497
8,537	Arista Networks, Inc.(c)	1,833,577
13,719	Aspen Technology, Inc.(c)	1,325,667
7,893	Atlassian Corp. PLC, Class A(c)	776,671
34,418	Autodesk, Inc.(c)	5,066,330
16,468	Aviat Networks, Inc.(c)	221,495
132,727	Avid Technology, Inc.(c)	631,780
84,315	AVX Corp.	1,496,591
18,391	Axcelis Technologies, Inc.(c)	383,085
30,597	AXT, Inc.(c)	125,754
18,945	Badger Meter, Inc.	1,000,107
27,209	Bel Fuse, Inc., Class B	627,984
51,983	Black Knight, Inc.(c)	2,557,044
14,852	Blackbaud, Inc.	1,063,403
21,513	Bottomline Technologies (DE), Inc.(c)	1,111,146
59,382	Brooks Automation, Inc.	1,848,562
28,658	Cabot Microelectronics Corp.	2,919,964
23,460	CalAmp Corp.(c)	338,059
78,452	Calix, Inc.(c)	853,558
110,439	Cardtronics PLC, Class A(c)	2,989,584
13,576	Cass Information Systems, Inc.	666,446
57,060	CDK Global, Inc.	2,790,805
163,855	Ceragon Networks Ltd. (Israel)(c)	725,878

11,203	CEVA, Inc.(c)	$318,613
174,180	Ciena Corp.(c)	6,634,516
91,936	Cirrus Logic, Inc.(c)	3,415,422
40,022	Cognex Corp.	1,821,001
12,839	Coherent, Inc.(c)	1,517,570
42,022	Cohu, Inc.	737,066
23,613	CommVault Systems, Inc.(c)	1,560,111
62,283	Comtech Telecommunications Corp.	1,555,206
13,901	Control4 Corp.(c)	276,213
6,001	Cornerstone OnDemand, Inc.(c)	344,097
67,924	Cray, Inc.(c)	1,490,253
37,994	CSG Systems International, Inc.	1,375,003
32,447	CTS Corp.	920,521
12,710	CyberArk Software Ltd. (Israel)(c)	1,115,430
97,622	Daktronics, Inc.	735,094
23,148	Dell Technologies, Inc., Class C(c)	1,124,761
64,472	Digi International, Inc.(c)	764,638
68,062	Diodes, Inc.(c)	2,288,925
37,358	Dolby Laboratories, Inc., Class A	2,414,448
26,428	DSP Group, Inc.(c)	334,050
164,066	Eastman Kodak Co.(b)(c)	477,432
9,984	Ebix, Inc.(b)	570,286
38,302	Electro Scientific Industries, Inc.(b)(c)	1,149,060
88,172	Electronics For Imaging, Inc.(c)	2,328,622
13,788	Ellie Mae, Inc.(b)(c)	1,045,130
62,580	EMCORE Corp.(c)	274,726
77,054	Endurance International Group Holdings, Inc.(c)	624,137
90,459	Entegris, Inc.	2,989,670
17,964	Envestnet, Inc.(c)	974,547
19,544	EPAM Systems, Inc.(c)	2,765,085
24,365	ePlus, Inc.(c)	1,930,195
46,060	Euronet Worldwide, Inc.(c)	5,297,361
132,081	Everi Holdings, Inc.(c)	878,339
76,357	EVERTEC, Inc.	2,112,798
27,771	ExlService Holdings, Inc.(c)	1,596,832
44,098	Extreme Networks, Inc.(c)	333,381
57,074	Fabrinet (Thailand)(c)	3,244,086
11,131	Fair Isaac Corp.(c)	2,506,701
17,197	FARO Technologies, Inc.(c)	731,216
228,622	Finisar Corp.(c)	5,208,009
93,318	FireEye, Inc.(c)	1,649,862
415,295	Fitbit, Inc., Class A(c)	2,562,370
58,616	FormFactor, Inc.(c)	880,412
40,738	Fortinet, Inc.(c)	3,119,309
30,893	Gartner, Inc.(c)	4,198,050
7,662	Globant SA (Argentina)(c)	517,951
33,674	GoDaddy, Inc., Class A(c)	2,311,047
9,577	GTT Communications, Inc.(b)(c)	245,171
19,102	Guidewire Software, Inc.(c)	1,655,761
22,181	Hackett Group, Inc. (The)	399,036
270,277	Harmonic, Inc.(c)	1,429,765
2,392	HubSpot, Inc.(c)	378,678
16,710	Ichor Holdings Ltd.(b)(c)	343,725
58,311	II-VI, Inc.(c)	2,213,486
172,954	Infinera Corp.(c)	760,998
35,016	Inphi Corp.(c)	1,381,031
76,245	Integrated Device Technology, Inc.(c)	3,724,568
37,618	InterDigital, Inc.	2,738,967
37,663	Internap Corp.(b)(c)	203,757
26,234	InterXion Holding NV (Netherlands)(c)	1,575,089
10,648	IPG Photonics Corp.(c)	1,416,184
42,753	Itron, Inc.(c)	2,335,596
44,937	j2 Global, Inc.	3,377,465
66,286	KEMET Corp.	1,174,588
51,985	Kimball Electronics, Inc.(c)	840,597
232,734	Knowles Corp.(c)	3,630,650

Schedule of Investments(a)

100,496	Kulicke & Soffa Industries, Inc. (Singapore)	$2,264,175
20,149	KVH Industries, Inc.(c)	225,266
153,735	Lattice Semiconductor Corp.(c)	1,199,133
57,300	Limelight Networks, Inc.(c)	178,776
12,200	Littelfuse, Inc.	2,143,784
29,911	LivePerson, Inc.(c)	702,011
87,620	LiveRamp Holdings, Inc.(c)	3,806,213
4,472	LogMeIn, Inc.	415,985
34,512	Lumentum Holdings, Inc.(c)	1,687,982
22,082	Luxoft Holding, Inc.(c)	1,281,418
38,460	MACOM Technology Solutions Holdings, Inc.(c)	693,434
64,604	MagnaChip Semiconductor Corp. (South Korea)(c)	386,332
34,704	Manhattan Associates, Inc.(c)	1,692,514
48,080	ManTech International Corp., Class A	2,710,270
49,778	MAXIMUS, Inc.	3,490,931
25,923	MaxLinear, Inc.(c)	508,609
49,449	Maxwell Technologies, Inc.(b)(c)	147,358
33,266	Mellanox Technologies Ltd. (Israel)(c)	3,107,377
1,712	Mesa Laboratories, Inc.	387,819
42,867	Methode Electronics, Inc.	1,103,825
10,636	MicroStrategy, Inc., Class A(c)	1,349,602
29,176	MKS Instruments, Inc.	2,381,637
95,733	MoneyGram International, Inc.(c)	203,911
11,719	Monolithic Power Systems, Inc.	1,483,157
36,383	Monotype Imaging Holdings, Inc.	603,958
32,825	MTS Systems Corp.	1,643,219
19,314	Nanometrics, Inc.(c)	590,815
77,738	National Instruments Corp.	3,437,574
75,387	NeoPhotonics Corp.(c)	544,294
155,837	Net 1 UEPS Technologies, Inc. (South Africa)(c)	444,135
47,468	NETGEAR, Inc.(c)	1,880,207
81,587	NIC, Inc.	1,338,027
14,371	Novanta, Inc.(c)	1,001,371
4,495	NVE Corp.	428,329
36,866	OneSpan, Inc.(c)	537,875
36,173	Orbotech Ltd. (Israel)(c)	2,218,490
32,084	OSI Systems, Inc.(c)	2,877,614
11,177	Palo Alto Networks, Inc.(c)	2,401,043
66,865	Park Electrochemical Corp.	1,523,185
4,283	Paycom Software, Inc.(c)	634,912
35,408	PC Connection, Inc.	1,173,067
118,291	PCM, Inc.(c)	2,525,513
35,682	PDF Solutions, Inc.(c)	375,018
10,844	Pegasystems, Inc.	610,409
59,326	Perficient, Inc.(c)	1,513,406
260,695	Photronics, Inc.(c)	2,786,830
36,445	Plantronics, Inc.	1,413,702
18,805	Power Integrations, Inc.	1,241,130
68,197	Presidio, Inc.	1,086,378
19,335	Progress Software Corp.	700,507
2,300	Proofpoint, Inc.(c)	234,301
44,045	PTC, Inc.(c)	3,734,576
19,168	Pure Storage, Inc., Class A(c)	343,299
5,510	QAD, Inc., Class A	232,302
7,086	Qualys, Inc.(c)	613,152
30,782	Radware Ltd. (Israel)(c)	745,232
106,959	Rambus, Inc.(c)	964,770
16,037	RealPage, Inc.(c)	894,383
35,831	Ribbon Communications, Inc.(c)	199,937
4,968	RingCentral, Inc., Class A(c)	459,242
12,582	Rogers Corp.(c)	1,596,782
322,639	Rubicon Project, Inc. (The)(c)	1,438,970
28,220	Rudolph Technologies, Inc.(c)	612,938

85,949	ScanSource, Inc.(c)	$3,292,706
52,101	Semtech Corp.(c)	2,530,025
7,752	ServiceNow, Inc.(c)	1,705,595
90,123	ServiceSource International, Inc.(c)	108,148
3,731	Shopify, Inc., Class A (Canada)(c)	628,562
4,335	Silicom Ltd. (Israel)(c)	153,069
24,253	Silicon Laboratories, Inc.(c)	1,855,354
4,926	SMART Global Holdings, Inc.(b)(c)	122,214
8,232	SolarEdge Technologies, Inc.(b)(c)	360,479
17,051	Splunk, Inc.(c)	2,128,647
9,215	SPS Commerce, Inc.(c)	817,002
22,996	Square, Inc., Class A(c)	1,640,765
81,618	SS&C Technologies Holdings, Inc.	4,202,511
92,924	Stratasys Ltd.(c)	2,372,350
200,389	SunPower Corp.(b)(c)	1,164,260
89,592	Sykes Enterprises, Inc.(c)	2,470,051
61,206	Synaptics, Inc.(c)	2,435,999
14,805	Tableau Software, Inc., Class A(c)	1,892,671
41,163	Telenav, Inc.(c)	182,352
285,182	TiVo Corp.	3,174,076
6,035	Trade Desk, Inc. (The), Class A(c)	861,074
288,408	Travelport Worldwide Ltd.	4,516,469
18,961	TTEC Holdings, Inc.	633,866
205,673	TTM Technologies, Inc.(c)	2,361,126
4,047	Tucows, Inc., Class A(b)(c)	297,940
11,605	Twilio, Inc., Class A(c)	1,291,869
10,748	Tyler Technologies, Inc.(c)	2,033,414
6,399	Ubiquiti Networks, Inc.(b)	692,436
5,653	Ultimate Software Group, Inc. (The)(c)	1,543,665
36,828	Ultra Clean Holdings, Inc.(c)	436,780
256,259	Unisys Corp.(c)	3,351,868
6,542	Universal Display Corp.(b)	679,256
59,290	Veeco Instruments, Inc.(c)	581,635
81,553	Verint Systems, Inc.(c)	3,944,719
27,621	VeriSign, Inc.(c)	4,675,407
49,937	Versum Materials, Inc.	1,836,183
191,458	Viavi Solutions, Inc.(c)	2,129,013
27,529	Virtusa Corp.(c)	1,335,707
15,913	Vishay Precision Group, Inc.(c)	531,972
12,229	Workday, Inc., Class A(c)	2,219,930
93,108	Xperi Corp.	1,995,304
12,846	Zendesk, Inc.(c)	867,490

		311,219,705

	Materials - 5.1%
44,161	A. Schulman, Inc.(c)(d)	88,322
66,381	AdvanSix, Inc.(c)	2,100,295
30,731	AgroFresh Solutions, Inc.(b)(c)	123,539
38,694	American Vanguard Corp.	677,919
35,593	Ampco-Pittsburgh Corp.(c)	123,864
19,977	Balchem Corp.	1,658,490
60,707	Century Aluminum Co.(c)	558,504
85,353	Clearwater Paper Corp.(c)	2,878,103
199,054	Coeur Mining, Inc.(c)	1,025,128
32,402	Eagle Materials, Inc.	2,300,542
80,805	Ferro Corp.(c)	1,347,019
64,135	Ferroglobe PLC	146,869
166,921	Flotek Industries, Inc.(c)	427,318
35,835	Forterra, Inc.(b)(c)	183,833
85,475	FutureFuel Corp.	1,565,047
76,517	GCP Applied Technologies, Inc.(c)	1,928,228
128,540	Gold Resource Corp.	577,145
64,510	Greif, Inc., Class A	2,515,890
73,714	H.B. Fuller Co.	3,640,734
21,247	Hawkins, Inc.	881,538
24,477	Haynes International, Inc.	802,846
606,064	Hecla Mining Co.	1,636,373
31,045	Ingevity Corp.(c)	2,920,403

Schedule of Investments(a)

50,127	Innophos Holdings, Inc.	$1,498,797
33,711	Innospec, Inc.	2,368,872
182,112	Intrepid Potash, Inc.(c)	566,368
24,295	Kaiser Aluminum Corp.	2,438,489
43,701	Koppers Holdings, Inc.(c)	995,946
49,210	Kraton Corp.(c)	1,387,722
28,094	Kronos Worldwide, Inc.	369,998
170,137	LSB Industries, Inc.(c)	1,267,521
34,980	Materion Corp.	1,641,611
207,651	McEwen Mining, Inc.	375,848
72,128	Mercer International, Inc. (Canada)	1,065,331
43,846	Minerals Technologies, Inc.	2,568,060
42,370	Myers Industries, Inc.	688,936
23,107	Neenah, Inc.	1,609,865
9,799	NewMarket Corp.	3,930,281
40,399	Olympic Steel, Inc.	778,489
105,577	OMNOVA Solutions, Inc.(c)	940,691
25,951	Orion Engineered Carbons SA (Luxembourg)	715,988
136,880	P.H. Glatfelter Co.	1,749,326
44,347	PQ Group Holdings, Inc.(c)	667,422
10,857	Quaker Chemical Corp.	2,219,822
93,357	Rayonier Advanced Materials, Inc.	1,351,809
49,491	Royal Gold, Inc.	4,324,029
149,385	Ryerson Holding Corp.(c)	1,050,177
69,643	Schnitzer Steel Industries, Inc., Class A	1,685,361
61,943	Schweitzer-Mauduit International, Inc.	1,985,893
53,056	Sensient Technologies Corp.	3,330,856
139,167	Silgan Holdings, Inc.	3,843,792
35,955	Stepan Co.	3,161,523
103,792	Summit Materials, Inc., Class A(c)	1,583,866
210,186	SunCoke Energy, Inc.(c)	2,362,491
100,645	TimkenSteel Corp.(c)	1,281,211
54,472	Tredegar Corp.	888,438
188,714	Tronox Ltd., Class A	1,653,135
11,078	UFP Technologies, Inc.(c)	365,574
16,586	US Concrete, Inc.(c)	590,462
165,433	Valvoline, Inc.	3,657,724
36,987	Venator Materials PLC(c)	171,990
188,587	Verso Corp., Class A(c)	4,652,441
51,211	W.R. Grace & Co.	3,636,493
27,010	Warrior Met Coal, Inc.	775,997
35,824	Westlake Chemical Corp.	2,647,394
73,388	Worthington Industries, Inc.	2,768,929

		107,722,917

	Real Estate - 7.6%
141,836	Acadia Realty Trust REIT	4,074,948
26,958	Agree Realty Corp. REIT	1,780,037
88,675	Alexander & Baldwin, Inc. REIT(c)	2,043,072
2,653	Alexander’s, Inc. REIT	883,608
43,189	Altisource Portfolio Solutions SA(c)	1,022,716
63,967	American Assets Trust, Inc. REIT	2,746,743
71,091	Armada Hoffler Properties, Inc. REIT	1,067,787
400,262	Ashford Hospitality Trust, Inc. REIT	1,981,297
53,576	Bluerock Residential Growth REIT, Inc., Class A REIT	556,119
90,283	Braemar Hotels & Resorts, Inc. REIT	1,003,947
80,193	CareTrust REIT, Inc. REIT	1,762,642
54,597	CatchMark Timber Trust, Inc., Class A REIT	501,746
263,498	Cedar Realty Trust, Inc. REIT	919,608
83,931	Chatham Lodging Trust REIT	1,696,245
128,876	Chesapeake Lodging Trust REIT	3,670,388
35,518	City Office REIT, Inc. REIT	410,588
271,592	Colony Capital, Inc. REIT	1,648,563
13,287	Community Healthcare Trust, Inc. REIT	438,737

21,815	CorEnergy Infrastructure Trust, Inc. REIT(b)	$781,195
59,774	CorePoint Lodging, Inc. REIT	731,634
14,629	CoreSite Realty Corp. REIT	1,445,199
443,248	Cousins Properties, Inc. REIT	3,922,745
64,787	CyrusOne, Inc. REIT	3,511,455
38,984	Easterly Government Properties, Inc. REIT	700,153
33,398	EastGroup Properties, Inc. REIT	3,455,357
146,301	Empire State Realty Trust, Inc., Class A REIT	2,261,813
33,616	Farmland Partners, Inc. REIT(b)	188,586
112,356	First Industrial Realty Trust, Inc. REIT	3,676,288
11,794	Forestar Group, Inc.(b)(c)	188,822
43,932	Four Corners Property Trust, Inc. REIT	1,240,640
350,391	Franklin Street Properties Corp. REIT	2,599,901
203,748	Front Yard Residential Corp. REIT	2,204,553
44,056	Getty Realty Corp. REIT	1,412,435
50,570	Gladstone Commercial Corp. REIT	1,008,871
160,777	Global Net Lease, Inc. REIT	3,117,466
45,282	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,022,920
117,418	Hersha Hospitality Trust REIT	2,175,756
38,037	HFF, Inc., Class A	1,575,493
125,275	Independence Realty Trust, Inc. REIT	1,309,124
77,911	InfraREIT, Inc. REIT	1,643,922
46,281	Investors Real Estate Trust REIT	2,724,562
142,744	Invitation Homes, Inc. REIT	3,210,313
148,567	iStar, Inc. REIT	1,424,758
136,139	Kennedy-Wilson Holdings, Inc.	2,721,419
232,544	Kite Realty Group Trust REIT	3,867,207
50,586	LTC Properties, Inc. REIT	2,399,800
17,750	Marcus & Millichap, Inc.(c)	702,900
57,355	MedEquities Realty Trust, Inc. REIT	663,597
71,001	Monmouth Real Estate Investment Corp. REIT	975,554
43,298	National Health Investors, Inc. REIT	3,604,991
46,921	National Storage Affiliates Trust REIT	1,365,401
381,768	New Senior Investment Group, Inc. REIT	2,069,183
23,128	NexPoint Residential Trust, Inc. REIT	865,218
111,880	NorthStar Realty Europe Corp. REIT	1,878,465
92,222	Office Properties Income Trust REIT	2,953,871
29,917	One Liberty Properties, Inc. REIT	813,742
107,871	Pebblebrook Hotel Trust REIT	3,457,266
240,643	Pennsylvania Real Estate Investment Trust REIT(b)	1,773,539
172,416	Physicians Realty Trust REIT	3,122,454
46,826	PotlatchDeltic Corp. REIT	1,726,943
96,936	Preferred Apartment Communities, Inc., Class A REIT	1,541,282
21,656	PS Business Parks, Inc. REIT	3,144,235
50,641	QTS Realty Trust, Inc., Class A REIT	2,132,493
54,488	Rafael Holdings, Inc., Class B(c)	840,205
12,341	RE/MAX Holdings, Inc., Class A	514,867
151,210	Retail Opportunity Investments Corp. REIT	2,656,760
53,572	Rexford Industrial Realty, Inc. REIT	1,800,019
5,338	RMR Group, Inc. (The), Class A	352,361
210,318	RPT Realty REIT	2,753,063
163,986	Sabra Health Care REIT, Inc. REIT	3,368,272
15,494	Saul Centers, Inc. REIT	820,562
40,637	Seritage Growth Properties, Class A REIT(b)	1,634,014
60,017	St. Joe Co. (The)(c)	933,865
107,038	STAG Industrial, Inc. REIT	2,951,038
167,946	STORE Capital Corp. REIT	5,428,015
158,141	Summit Hotel Properties, Inc. REIT	1,766,435

Schedule of Investments(a)

177,592	Tanger Factory Outlet Centers, Inc. REIT	$4,040,218
15,049	Tejon Ranch Co.(c)	283,222
41,725	Terreno Realty Corp. REIT	1,683,186
91,043	Tier REIT, Inc. REIT	2,139,510
48,791	UMH Properties, Inc. REIT	684,538
11,592	Universal Health Realty Income Trust REIT	808,194
95,439	Urban Edge Properties REIT	1,948,864
52,954	Urstadt Biddle Properties, Inc., Class A REIT	1,134,275
143,897	Washington Real Estate Investment Trust REIT	3,647,789
72,835	Whitestone REIT	1,032,800

		160,744,384

	Utilities - 1.8%
40,367	American States Water Co.	2,733,653
19,814	AquaVenture Holdings Ltd.(c)	416,688
11,716	Artesian Resources Corp., Class A	414,629
128,816	Atlantica Yield PLC (Spain)	2,317,400
61,643	California Water Service Group	3,052,561
22,586	Chesapeake Utilities Corp.	2,045,614
57,612	Clearway Energy, Inc., Class A	846,896
102,774	Clearway Energy, Inc., Class C	1,550,860
12,479	Connecticut Water Service, Inc.	846,575
25,154	Consolidated Water Co. Ltd. (Cayman Islands)	328,260
76,419	El Paso Electric Co.	4,013,526
49,760	MGE Energy, Inc.	3,200,066
21,093	Middlesex Water Co.	1,185,427
60,749	Northwest Natural Holding Co.	3,802,887
31,126	Ormat Technologies, Inc.	1,796,282
69,272	Otter Tail Corp.	3,356,228
128,689	Pattern Energy Group, Inc., Class A	2,738,502
21,171	SJW Group	1,269,202
75,167	TerraForm Power, Inc., Class A	892,984
31,368	Unitil Corp.	1,645,565
13,002	York Water Co. (The)	427,766

		38,881,571

	Total Common Stocks & Other Equity Interests (Cost $1,992,231,547)	2,115,789,448

	Money Market Fund - 0.1%
1,204,252	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $1,204,252)	1,204,252

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,993,435,799) - 99.8%	2,116,993,700

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.9%
61,307,483	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $61,307,483)	61,307,483

	Total Investments in Securities (Cost $2,054,743,282) - 102.7%	2,178,301,183
	Other assets less liabilities - (2.7)%	(57,391,934)

	Net Assets - 100.0%	$2,120,909,249

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Large Cap Growth ETF (PWB)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Communication Services - 11.6%
20,212	Alphabet, Inc., Class A(b)	$22,756,489
159,518	Facebook, Inc., Class A(b)	26,590,055
1,500,131	Sirius XM Holdings, Inc.(c)	8,745,764
1,500,131	Sprint Corp.(b)	9,360,817
302,900	Twitter, Inc.(b)	10,165,324

		77,618,449

	Consumer Discretionary - 9.3%
85,497	Dollar General Corp.	9,868,919
297,577	NIKE, Inc., Class B	24,365,605
26,717	O’Reilly Automotive, Inc.(b)	9,208,281
141,760	Starbucks Corp.	9,659,526
103,207	Yum! Brands, Inc.	9,699,394

		62,801,725

	Consumer Staples - 3.1%
95,769	Costco Wholesale Corp.	20,554,900

	Energy - 8.3%
176,554	Anadarko Petroleum Corp.	8,356,301
89,890	EOG Resources, Inc.	8,917,088
561,995	Kinder Morgan, Inc.	10,172,110
146,083	Marathon Petroleum Corp.	9,679,460
154,564	ONEOK, Inc.	9,924,554
63,557	Pioneer Natural Resources Co.	9,045,432

		56,094,945

	Financials - 5.4%
85,175	American Express Co.	8,747,472
50,187	CME Group, Inc.	9,148,086
116,917	Intercontinental Exchange, Inc.	8,974,549
145,433	Progressive Corp. (The)	9,786,187

		36,656,294

	Health Care - 25.6%
301,965	Abbott Laboratories	22,037,406
255,963	Boston Scientific Corp.(b)	9,764,988
66,794	Centene Corp.(b)	8,721,293
58,236	Edwards Lifesciences Corp.(b)	9,924,579
189,075	Eli Lilly & Co.	22,662,529
65,610	HCA Healthcare, Inc.	9,148,002
28,703	Humana, Inc.	8,868,940
28,056	Illumina, Inc.(b)	7,849,788
75,879	IQVIA Holdings, Inc.(b)	9,789,150
26,366	Regeneron Pharmaceuticals, Inc.(b)	11,318,133
88,994	Thermo Fisher Scientific, Inc.	21,863,156
78,293	UnitedHealth Group, Inc.	21,154,769
102,197	Zoetis, Inc.	8,805,294

		171,908,027

	Industrials - 14.0%
64,582	Boeing Co. (The)	24,904,111
132,099	CSX Corp.	8,678,904
91,716	Ingersoll-Rand PLC	9,175,269
32,260	Roper Technologies, Inc.	9,137,967
147,009	Union Pacific Corp.	23,384,722
99,725	United Continental Holdings, Inc.(b)	8,703,001
102,252	Waste Management, Inc.	9,782,449

		93,766,423

	Information Technology - 22.6%
88,811	Adobe, Inc.(b)	22,009,142
65,140	Autodesk, Inc.(b)	9,588,608
65,004	Automatic Data Processing, Inc.	9,090,159
45,320	Intuit, Inc.	9,780,963
112,487	Mastercard, Inc., Class A	23,749,380

200,762	Microsoft Corp.	$20,965,576
158,331	salesforce.com, Inc.(b)	24,061,562
159,037	Visa, Inc., Class A	21,471,585
70,917	VMware, Inc., Class A	10,713,431

		151,430,406

	Total Common Stocks (Cost $627,785,154)	670,831,169

	Money Market Fund - 0.1%
392,676	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $392,676)	392,676

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $628,177,830) - 100.0%	671,223,845

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.3%
8,437,898	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $8,437,898)	8,437,898

	Total Investments in Securities (Cost $636,615,728) - 101.3%	679,661,743
	Other assets less liabilities - (1.3)%	(8,543,313)

	Net Assets - 100.0%	$671,118,430

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Large Cap Value ETF (PWV)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Communication Services - 8.1%
1,281,346	AT&T, Inc.	$38,517,261
50,823	Charter Communications, Inc., Class A(b)	16,824,954
658,884	Verizon Communications, Inc.	36,278,153

		91,620,368

	Consumer Discretionary - 4.6%
20,323	AutoZone, Inc.(b)	17,220,491
456,687	General Motors Co.	17,819,926
235,880	Target Corp.	17,219,240

		52,259,657

	Consumer Staples - 14.4%
364,624	Archer-Daniels-Midland Co.	16,371,618
552,942	Kroger Co. (The)	15,664,847
331,193	PepsiCo, Inc.	37,315,515
422,012	Procter & Gamble Co. (The)	40,711,498
197,842	Walgreens Boots Alliance, Inc.	14,296,063
402,622	Walmart, Inc.	38,583,266

		162,942,807

	Energy - 4.7%
251,039	ConocoPhillips	16,992,830
181,128	Phillips 66	17,281,422
211,236	Valero Energy Corp.	18,550,746

		52,824,998

	Financials - 23.6%
369,766	Aflac, Inc.	17,637,838
1,396,966	Bank of America Corp.	39,771,622
188,897	Capital One Financial Corp.	15,223,209
603,548	Citigroup, Inc.	38,904,704
235,709	Discover Financial Services	15,908,000
355,909	JPMorgan Chase & Co.	36,836,582
99,521	M&T Bank Corp.	16,375,185
378,181	MetLife, Inc.	17,271,526
180,684	Prudential Financial, Inc.	16,648,224
268,642	SunTrust Banks, Inc.	15,962,708
724,848	Wells Fargo & Co.	35,452,316

		265,991,914

	Health Care - 15.5%
108,133	Allergan PLC	15,568,989
193,558	Amgen, Inc.	36,216,637
51,402	Biogen, Inc.(b)	17,156,959
240,887	Gilead Sciences, Inc.	16,864,499
268,570	Johnson & Johnson	35,741,296
132,179	McKesson Corp.	16,951,957
860,704	Pfizer, Inc.	36,536,885

		175,037,222

	Industrials - 1.5%
113,270	Cummins, Inc.	16,663,150

	Information Technology - 20.0%
827,435	Cisco Systems, Inc.	39,129,401
526,916	Corning, Inc.	17,525,226
114,750	Dell Technologies, Inc., Class C(b)	5,575,703
1,110,285	Hewlett Packard Enterprise Co.	17,309,343
734,353	HP, Inc.	16,177,797
821,194	Intel Corp.	38,694,661
138,187	International Business Machines Corp.	18,575,097
442,824	Micron Technology, Inc.(b)	16,924,733
817,758	Oracle Corp.	41,075,984
288,889	QUALCOMM, Inc.	14,305,783

		225,293,728

	Materials - 1.4%
180,464	LyondellBasell Industries NV, Class A	$15,694,954

	Utilities - 6.1%
142,659	DTE Energy Co.	16,798,097
367,589	Exelon Corp.	17,556,051
360,708	Southern Co. (The)	17,530,409
236,441	WEC Energy Group, Inc.	17,267,286

		69,151,843

	Total Investments in Securities (Cost $1,139,069,875) - 99.9%	1,127,480,641
	Other assets less liabilities - 0.1%	1,612,421

	Net Assets - 100.0%	$1,129,093,062

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell 2000 Equal Weight ETF (EQWS)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 5.5%
544	AMC Entertainment Holdings, Inc., Class A(b)	$7,970
629	ATN International, Inc.	46,911
2,232	Boingo Wireless, Inc.(c)	53,836
335	Boston Omaha Corp., Class A(c)	8,472
626	Cardlytics, Inc.(c)	10,949
472	Care.com, Inc.(c)	11,219
285	Cargurus, Inc.(c)	12,189
342	Cars.com, Inc.(b)(c)	9,340
2,512	Central European Media Enterprises Ltd., Class A (Czech Republic)(c)	7,561
5,156	Cincinnati Bell, Inc.(c)	43,001
1,385	Clear Channel Outdoor Holdings, Inc., Class A(c)	7,714
1,037	Cogent Communications Holdings, Inc.	50,243
4,391	Consolidated Communications Holdings, Inc.(b)	46,896
38	Daily Journal Corp.(b)(c)	8,402
486	E.W. Scripps Co. (The), Class A	9,127
676	Emerald Expositions Events, Inc.	9,599
1,258	Entercom Communications Corp., Class A	9,221
2,868	Entravision Communications Corp., Class A	11,300
988	Eros International PLC (India)(c)	9,416
2,157	Fluent, Inc.(c)	10,181
18,127	Frontier Communications Corp.(b)(c)	36,254
802	Gannett Co., Inc.	8,894
1,312	Glu Mobile, Inc.(c)	12,779
13,034	Gogo, Inc.(b)(c)	53,830
472	Gray Television, Inc.(c)	7,887
617	Hemisphere Media Group, Inc.(c)	8,181
418	IMAX Corp.(b)(c)	8,682
2,115	Intelsat SA(c)	51,458
2,281	Iridium Communications, Inc.(c)	44,206
489	Liberty Latin America Ltd., Class C (Chile)(c)	8,548
315	Liberty Media Corp.-Liberty Braves, Class C(c)	8,492
436	Liberty TripAdvisor Holdings, Inc., Series A(c)	7,264
1,706	LiveXLive Media, Inc.(c)	10,390
257	Loral Space & Communications, Inc.(c)	9,280
191	Marcus Corp. (The)	8,513
2,742	MDC Partners, Inc., Class A(b)(c)	8,144
2,652	Meet Group, Inc. (The)(c)	15,329
150	Meredith Corp.	8,141
334	MSG Networks, Inc., Class A(c)	7,482
1,122	National CineMedia, Inc.	7,753
656	New Media Investment Group, Inc.	8,968
324	New York Times Co. (The), Class A(b)	8,330
94	Nexstar Media Group, Inc., Class A	7,846
10,568	NII Holdings, Inc.(b)(c)	51,255
733	Ooma, Inc.(c)	11,076
5,607	ORBCOMM, Inc.(c)	45,641
260	pdvWireless, Inc.(c)	10,488
503	QuinStreet, Inc.(c)	9,577
530	Reading International, Inc., Class A(c)	8,374
483	Rosetta Stone, Inc.(c)	7,322
238	Saga Communications, Inc., Class A	8,049
180	Scholastic Corp.	7,504

1,040	Shenandoah Telecommunications Co.	$49,535
281	Sinclair Broadcast Group, Inc., Class A	8,658
3,657	Spok Holdings, Inc.	50,613
797	TechTarget, Inc.(c)	11,557
637	TEGNA, Inc.	7,478
596	Tribune Publishing Co.(c)	7,134
1,035	TrueCar, Inc.(c)	9,708
5,090	Vonage Holdings Corp.(c)	46,370
1,022	WideOpenWest, Inc.(b)(c)	7,726
110	World Wrestling Entertainment, Inc., Class A	9,057
283	Yelp, Inc.(c)	10,307

		1,117,627

	Consumer Discretionary - 10.1%
641	1-800-Flowers.com, Inc., Class A(c)	10,224
193	Aaron’s, Inc.	9,662
430	Abercrombie & Fitch Co., Class A	9,318
368	Acushnet Holdings Corp.	8,460
155	Adtalem Global Education, Inc.(c)	7,579
702	American Axle & Manufacturing Holdings, Inc.(c)	10,376
436	American Eagle Outfitters, Inc.	9,208
633	American Outdoor Brands Corp.(c)	7,640
283	American Public Education, Inc.(c)	8,374
114	America’s Car-Mart, Inc.(c)	7,975
124	Asbury Automotive Group, Inc.(c)	8,761
3,087	Ascena Retail Group, Inc.(c)	7,563
411	At Home Group, Inc.(c)	9,058
1,881	Barnes & Noble Education, Inc.(c)	10,759
1,214	Barnes & Noble, Inc.	7,320
408	Bassett Furniture Industries, Inc.	7,781
684	BBX Capital Corp.	4,220
757	Beazer Homes USA, Inc.(c)	9,485
699	Bed Bath & Beyond, Inc.	10,548
458	Belmond Ltd., Class A (United Kingdom)(c)	11,413
2,799	Big 5 Sporting Goods Corp.(b)	9,629
272	Big Lots, Inc.	8,579
62	Biglari Holdings, Inc., Class B(c)	8,117
148	BJ’s Restaurants, Inc.	7,375
434	Bloomin’ Brands, Inc.	7,999
585	Bluegreen Vacations Corp.	7,839
488	Boot Barn Holdings, Inc.(c)	11,434
337	Boyd Gaming Corp.	9,207
165	Brinker International, Inc.	6,686
422	Buckle, Inc. (The)	7,330
282	Caleres, Inc.	8,415
491	Callaway Golf Co.	7,998
534	Camping World Holdings, Inc., Class A(b)	7,572
629	Career Education Corp.(c)	8,120
513	Carriage Services, Inc.	9,978
823	Carrols Restaurant Group, Inc.(c)	7,102
241	Carvana Co.(b)(c)	8,953
588	Cato Corp. (The), Class A	8,732
61	Cavco Industries, Inc.(c)	10,144
1,205	Century Casinos, Inc.(c)	9,242
430	Century Communities, Inc.(c)	10,088
176	Cheesecake Factory, Inc. (The)	7,899
280	Chegg, Inc.(c)	9,862
1,481	Chico’s FAS, Inc.	8,590
85	Children’s Place, Inc. (The)	8,225
93	Churchill Downs, Inc.	8,554
402	Chuy’s Holdings, Inc.(c)	9,133
433	Citi Trends, Inc.	8,872
795	Clarus Corp.	8,896
395	Conn’s, Inc.(c)	8,271
1,668	Container Store Group, Inc. (The)(c)	11,943
257	Cooper Tire & Rubber Co.	9,046
124	Cooper-Standard Holdings, Inc.(c)	9,481
2,011	Core-Mark Holding Co., Inc.	56,067
49	Cracker Barrel Old Country Store, Inc.	8,197
318	Crocs, Inc.(c)	9,133
929	Culp, Inc.	17,744

Schedule of Investments(a)

592	Dana, Inc.	$10,431
175	Dave & Buster’s Entertainment, Inc.	9,004
66	Deckers Outdoor Corp.(c)	8,478
1,272	Del Frisco’s Restaurant Group, Inc.(c)	10,074
794	Del Taco Restaurants, Inc.(c)	8,250
485	Denny’s Corp.(c)	8,580
129	Dillard’s, Inc., Class A(b)	8,616
95	Dine Brands Global, Inc.(b)	7,246
94	Dorman Products, Inc.(c)	8,079
1,847	Drive Shack, Inc.(c)	7,776
343	DSW, Inc., Class A	9,347
295	Duluth Holdings, Inc., Class B(b)(c)	7,045
524	El Pollo Loco Holdings, Inc.(c)	8,641
216	Eldorado Resorts, Inc.(c)	10,070
709	Escalade, Inc.	7,912
425	Ethan Allen Interiors, Inc.	8,066
147	Etsy, Inc.(c)	8,034
1,457	Express, Inc.(c)	7,722
468	Fiesta Restaurant Group, Inc.(c)	6,954
85	Five Below, Inc.(c)	10,517
347	Flexsteel Industries, Inc.	8,665
506	Fossil Group, Inc.(c)	8,582
126	Fox Factory Holding Corp.(c)	7,476
6,522	Francesca’s Holdings Corp.(c)	5,760
590	Funko, Inc., Class A(c)	10,236
737	Gaia, Inc.(b)(c)	8,667
632	GameStop Corp., Class A(b)	7,167
192	Genesco, Inc.(c)	8,675
191	Gentherm, Inc.(c)	8,129
279	G-III Apparel Group Ltd.(c)	9,729
481	Golden Entertainment, Inc.(c)	8,995
1,688	GoPro, Inc., Class A(b)(c)	8,322
1,022	Green Brick Partners, Inc.(c)	8,646
162	Group 1 Automotive, Inc.	9,887
3,266	Groupon, Inc.(c)	12,313
405	Guess?, Inc.	7,902
695	Habit Restaurants, Inc. (The), Class A(c)	7,103
369	Hamilton Beach Brands Holding Co., Class A	9,646
418	Haverty Furniture Cos., Inc.(b)	8,515
58	Helen of Troy Ltd.(c)	6,730
563	Hibbett Sports, Inc.(c)	9,199
277	Hooker Furniture Corp.	7,969
848	Houghton Mifflin Harcourt Co.(c)	8,879
8,008	Hovnanian Enterprises, Inc., Class A(c)	5,654
455	Hudson Ltd., Class A(c)	5,860
566	Installed Building Products, Inc.(c)	23,834
187	International Speedway Corp., Class A	8,125
116	iRobot Corp.(b)(c)	10,416
936	J. Alexander’s Holdings, Inc.(c)	8,050
1,552	J. Jill, Inc.(c)	9,234
6,368	J.C. Penney Co., Inc.(b)(c)	8,406
98	Jack in the Box, Inc.	7,933
134	Johnson Outdoors, Inc., Class A	8,395
354	K12, Inc.(c)	11,155
408	KB Home	8,735
781	Kirkland’s, Inc.(c)	7,982
580	Lands’ End, Inc.(b)(c)	10,382
540	Laureate Education, Inc., Class A(c)	8,640
308	La-Z-Boy, Inc.	9,123
125	LCI Industries	10,305
1,299	Leaf Group Ltd.(c)	9,976
194	LGI Homes, Inc.(b)(c)	11,504
194	Liberty Expedia Holdings, Inc., Class A(c)	7,952
709	Lifetime Brands, Inc.	6,899
619	Lindblad Expeditions Holdings, Inc.(c)	7,607
1,339	Liquidity Services, Inc.(c)	11,207
117	Lithia Motors, Inc., Class A	10,407
381	Lovesac Co. (The)(c)	9,098
796	Lumber Liquidators Holdings, Inc.(b)(c)	9,568
354	M/I Homes, Inc.(c)	9,377
214	Malibu Boats, Inc., Class A(c)	8,678

471	Marine Products Corp.	$6,688
408	MarineMax, Inc.(c)	7,254
111	Marriott Vacations Worldwide Corp.	9,828
389	MasterCraft Boat Holdings, Inc.(c)	8,492
291	MDC Holdings, Inc.	9,583
314	Media General, Inc.(c)(d)	18
218	Meritage Homes Corp.(c)	9,827
755	Modine Manufacturing Co.(c)	11,046
207	Monarch Casino & Resort, Inc.(c)	8,951
104	Monro, Inc.	7,453
479	Motorcar Parts of America, Inc.(c)	9,580
251	Movado Group, Inc.	8,019
106	Murphy USA, Inc.(c)	7,796
121	Nathan’s Famous, Inc.	8,167
264	National Vision Holdings, Inc.(c)	8,385
700	Nautilus, Inc.(c)	5,257
1,286	New Home Co., Inc. (The)(c)	8,899
1,100	Noodles & Co.(c)	7,920
183	Nutrisystem, Inc.	7,944
2,848	Office Depot, Inc.	8,402
121	Ollie’s Bargain Outlet Holdings, Inc.(c)	9,459
450	Overstock.com, Inc.(b)(c)	7,807
120	Oxford Industries, Inc.	9,190
176	Papa John’s International, Inc.(b)	7,443
843	Party City Holdco, Inc.(b)(c)	9,307
358	Penn National Gaming, Inc.(c)	8,678
2,332	PetMed Express, Inc.(b)	55,222
6,913	Pier 1 Imports, Inc.	5,639
149	Planet Fitness, Inc., Class A(c)	8,630
456	PlayAGS, Inc.(c)	11,427
864	Potbelly Corp.(c)	7,491
663	Quotient Technology, Inc.(c)	6,630
364	RCI Hospitality Holdings, Inc.	8,121
1,050	Red Lion Hotels Corp.(c)	9,712
245	Red Robin Gourmet Burgers, Inc.(c)	7,835
359	Red Rock Resorts, Inc., Class A	9,111
498	Regis Corp.(c)	9,288
557	Rent-A-Center, Inc.(c)	9,747
62	RH(b)(c)	8,424
359	Rocky Brands, Inc.	9,625
240	Roku, Inc.(b)(c)	10,788
2,920	RTW RetailWinds, Inc.(c)	9,052
350	Ruth’s Hospitality Group, Inc.	8,085
430	Sally Beauty Holdings, Inc.(c)	7,405
513	Scientific Games Corp.(c)	12,856
293	SeaWorld Entertainment, Inc.(c)	7,633
174	Shake Shack, Inc., Class A(c)	8,310
2,670	Shiloh Industries, Inc.(c)	15,993
244	Shoe Carnival, Inc.	8,999
187	Shutterfly, Inc.(c)	8,595
216	Shutterstock, Inc.	8,642
244	Signet Jewelers Ltd.	5,944
514	Skyline Champion Corp.	9,283
232	Sleep Number Corp.(c)	8,352
578	Sonic Automotive, Inc., Class A	8,843
671	Sonos, Inc.(b)(c)	7,965
218	Sotheby’s(b)(c)	8,805
503	Speedway Motorsports, Inc.	8,118
1,793	Sportsman’s Warehouse Holdings, Inc.(c)	9,216
50	Stamps.com, Inc.(c)	9,304
164	Standard Motor Products, Inc.	8,062
280	Steven Madden Ltd.	9,142
325	Stoneridge, Inc.(c)	8,486
64	Strategic Education, Inc.	7,002
154	Sturm Ruger & Co., Inc.	8,390
445	Superior Group of Cos., Inc.	7,908
1,359	Superior Industries International, Inc.	6,999
572	Tailored Brands, Inc.	7,224
487	Taylor Morrison Home Corp., Class A(c)	9,204
287	Tenneco, Inc., Class A	9,953
129	Texas Roadhouse, Inc.	7,848
1,515	Tile Shop Holdings, Inc.	11,499

Schedule of Investments(a)

763	Tilly’s, Inc., Class A	$9,240
189	TopBuild Corp.(c)	9,981
320	Tower International, Inc.	9,309
1,352	Town Sports International Holdings, Inc.(c)	8,153
711	TRI Pointe Group, Inc.(c)	9,563
225	Tupperware Brands Corp.	6,136
620	Turtle Beach Corp.(b)(c)	9,232
793	Unifi, Inc.(c)	16,962
273	Universal Electronics, Inc.(c)	7,690
952	Vera Bradley, Inc.(c)	8,520
778	Vista Outdoor, Inc.(c)	7,764
1,437	Vuzix Corp.(b)(c)	6,079
163	Weight Watchers International, Inc.(c)	5,216
263	Weyco Group, Inc.	7,067
692	William Lyon Homes, Class A(c)	9,176
125	Wingstop, Inc.	8,206
52	Winmark Corp.	8,016
392	Winnebago Industries, Inc.	11,211
248	Wolverine World Wide, Inc.	8,509
620	Yeti Holdings, Inc.(b)(c)	10,546
837	ZAGG, Inc.(c)	9,391
442	Zumiez, Inc.(c)	11,231

		2,048,110

	Consumer Staples - 10.3%
19,800	22nd Century Group, Inc.(b)(c)	44,352
1,710	Andersons, Inc. (The)	59,935
1,690	B&G Foods, Inc.(b)	45,055
339	BJ’s Wholesale Club Holdings, Inc.(c)	8,919
196	Boston Beer Co., Inc. (The), Class A(c)	48,835
581	Calavo Growers, Inc.	47,270
1,158	Cal-Maine Foods, Inc.	48,844
260	Central Garden & Pet Co., Class A(c)	9,261
1,407	Chefs’ Warehouse, Inc. (The)(c)	45,193
245	Coca-Cola Consolidated, Inc.	52,871
413	Darling Ingredients, Inc.(c)	8,785
11,178	Dean Foods Co.	46,612
1,290	Edgewell Personal Care Co.(c)	50,890
758	elf Beauty, Inc.(b)(c)	6,367
2,199	Farmer Brothers Co.(c)	54,095
1,579	Fresh Del Monte Produce, Inc.	50,496
1,509	Freshpet, Inc.(b)(c)	54,279
4,538	Hostess Brands, Inc.(c)	52,142
1,739	Ingles Markets, Inc., Class A	49,631
130	Inter Parfums, Inc.	8,640
331	J&J Snack Foods Corp.	51,090
850	John B. Sanfilippo & Son, Inc.	58,013
283	Lancaster Colony Corp.	45,017
1,409	Landec Corp.(c)	17,880
2,471	Limoneira Co.	54,436
394	Medifast, Inc.	50,133
933	MGP Ingredients, Inc.(b)	66,980
659	National Beverage Corp.(b)	55,251
681	Oil-Dri Corp. of America	18,074
1,518	Performance Food Group Co.(c)	51,855
130	PriceSmart, Inc.	7,962
3,643	Primo Water Corp.(c)	47,468
313	Revlon, Inc., Class A(b)(c)	8,201
58,004	Rite Aid Corp.(c)	46,595
526	Sanderson Farms, Inc.	64,751
1,632	Seneca Foods Corp., Class A(c)	46,675
2,740	Simply Good Foods Co. (The)(c)	54,225
2,901	SpartanNash Co.	60,196
1,563	Tootsie Roll Industries, Inc.	54,158
1,768	Turning Point Brands, Inc.	62,605
4,550	United Natural Foods, Inc.(c)	59,605
829	Universal Corp.	47,833
429	USANA Health Sciences, Inc.(c)	50,236
4,817	Vector Group Ltd.	52,987
1,921	Village Super Market, Inc., Class A	51,656
288	WD-40 Co.(b)	52,344
1,139	Weis Markets, Inc.	55,264

		2,083,962

	Energy - 10.5%
16,302	Abraxas Petroleum Corp.(c)	$19,399
17,414	Alta Mesa Resources, Inc., Class A(c)	16,683
275	Arch Coal, Inc., Class A	24,236
2,597	Archrock, Inc.	24,516
1,464	Ardmore Shipping Corp. (Ireland)(c)	8,301
4,543	Basic Energy Services, Inc.(c)	21,579
2,269	Berry Petroleum Corp.(b)	26,752
919	Bonanza Creek Energy, Inc.(c)	21,183
2,595	Bristow Group, Inc.(b)(c)	8,538
1,584	C&J Energy Services, Inc.(c)	25,455
826	Cactus, Inc., Class A(c)	27,109
1,107	California Resources Corp.(c)	22,306
3,071	Callon Petroleum Co.(c)	24,998
1,643	Carrizo Oil & Gas, Inc.(c)	20,176
11,158	Clean Energy Fuels Corp.(c)	21,200
714	CONSOL Energy, Inc.(c)	25,368
5,189	Covia Holdings Corp.(b)(c)	24,285
639	CVR Energy, Inc.	25,656
582	Delek US Holdings, Inc.	18,921
10,448	Denbury Resources, Inc.(c)	21,209
2,040	DHT Holdings, Inc.	8,262
2,170	Diamond Offshore Drilling, Inc.(c)	23,718
1,355	Dorian LPG Ltd.(c)	7,425
719	Dril-Quip, Inc.(c)	26,919
3,920	Earthstone Energy, Inc., Class A(c)	23,638
5,184	Energy Fuels, Inc.(c)	14,826
2,478	Era Group, Inc.(c)	23,343
3,168	Evolution Petroleum Corp.	23,665
1,094	Exterran Corp.(c)	18,992
4,796	Forum Energy Technologies, Inc.(c)	23,548
4,038	Frank’s International NV(c)	22,976
1,297	Frontline Ltd. (Norway)(c)	6,680
2,993	FTS International, Inc.(c)	24,393
441	GasLog Ltd. (Monaco)	7,907
934	Golar LNG Ltd. (Bermuda)	20,800
1,737	Goodrich Petroleum Corp.(c)	23,762
1,550	Green Plains, Inc.	22,025
2,399	Gulfport Energy Corp.(c)	20,128
10,894	Halcon Resources Corp.(c)	17,866
3,564	Helix Energy Solutions Group, Inc.(c)	24,342
8,288	HighPoint Resources Corp.(c)	23,206
7,030	Independence Contract Drilling, Inc.(c)	24,043
464	International Seaways, Inc.(c)	8,408
2,321	Jagged Peak Energy, Inc.(b)(c)	24,440
2,491	Keane Group, Inc.(c)	25,109
997	KLX Energy Services Holdings, Inc.(c)	25,982
5,434	Laredo Petroleum, Inc.(c)	20,649
1,447	Liberty Oilfield Services, Inc., Class A(b)	22,009
1,166	Mammoth Energy Services, Inc.	25,804
1,274	Matador Resources Co.(c)	24,843
1,271	Matrix Service Co.(c)	27,263
3,113	McDermott International, Inc.(c)	27,457
3,075	Midstates Petroleum Co., Inc.(c)	29,766
259	NACCO Industries, Inc., Class A	8,827
1,260	Natural Gas Services Group, Inc.(c)	20,803
3,439	Newpark Resources, Inc.(c)	28,578
1,026	Nine Energy Service, Inc.(c)	24,603
6,702	Noble Corp. PLC(c)	22,117
3,494	Nordic American Tankers Ltd.	7,163
9,468	Northern Oil and Gas, Inc.(c)	23,954
3,763	Oasis Petroleum, Inc.(c)	22,653
1,622	Oceaneering International, Inc.(c)	25,449
1,322	Oil States International, Inc.(c)	22,765
4,690	Overseas Shipholding Group, Inc., Class A(c)	8,489
1,487	Panhandle Oil and Gas, Inc., Class A	23,792
1,492	Par Pacific Holdings, Inc.(c)	24,260
717	PDC Energy, Inc.(c)	23,353
725	Peabody Energy Corp.	25,882
375	Penn Virginia Corp.(c)	19,672
12,035	Pioneer Energy Services Corp.(c)	17,812

Schedule of Investments(a)

1,567	ProPetro Holding Corp.(c)	$25,605
925	Renewable Energy Group, Inc.(c)	26,732
711	Resolute Energy Corp.(b)(c)	23,271
350	REX American Resources Corp.(c)	25,526
1,638	RigNet, Inc.(c)	21,884
4,081	Ring Energy, Inc.(c)	23,996
2,302	Rowan Cos. PLC, Class A(c)	28,061
2,453	SandRidge Energy, Inc.(c)	20,335
440	Scorpio Tankers, Inc. (Monaco)	8,241
220	SEACOR Holdings, Inc.(c)	9,106
1,502	SEACOR Marine Holdings, Inc.(c)	19,902
2,889	Select Energy Services, Inc., Class A(c)	24,557
1,463	SemGroup Corp., Class A	23,437
719	Ship Finance International Ltd. (Norway)	8,743
1,046	SilverBow Resources, Inc.(c)	25,428
1,948	Solaris Oilfield Infrastructure, Inc., Class A	29,298
5,697	Southwestern Energy Co.(c)	24,896
4,839	SRC Energy, Inc.(c)	23,808
5,916	Superior Energy Services, Inc.(c)	23,132
1,286	Talos Energy, Inc.(c)	24,563
2,226	Teekay Corp. (Bermuda)	7,813
8,433	Teekay Tankers Ltd., Class A (Bermuda)	8,433
3,439	Tellurian, Inc.(b)(c)	34,390
12,701	TETRA Technologies, Inc.(c)	27,053
398	Tidewater, Inc.(c)	8,565
23,692	Ultra Petroleum Corp.(c)	17,058
1,252	Unit Corp.(c)	19,982
14,581	Uranium Energy Corp.(c)	18,955
1,684	US Silica Holdings, Inc.(b)	22,700
4,662	W&T Offshore, Inc.(c)	23,496
1,027	World Fuel Services Corp.	25,562

		2,126,764

	Financials - 8.5%
215	1st Constitution Bancorp	4,175
92	1st Source Corp.	4,177
110	ACNB Corp.	4,004
234	AG Mortgage Investment Trust, Inc. REIT	4,217
124	Allegiance Bancshares, Inc.(c)	4,454
221	Amalgamated Bank, Class A	3,965
255	Ambac Financial Group, Inc.(c)	4,825
138	American Equity Investment Life Holding Co.	4,322
126	American National Bankshares, Inc.	4,118
118	Ameris Bancorp	4,478
69	AMERISAFE, Inc.	4,099
156	Ames National Corp.	3,922
916	Anworth Mortgage Asset Corp. REIT	4,095
220	Apollo Commercial Real Estate Finance, Inc. REIT	4,004
357	Arbor Realty Trust, Inc. REIT	4,270
291	Ares Commercial Real Estate Corp. REIT	4,190
61	Argo Group International Holdings Ltd.	4,071
492	Arlington Asset Investment Corp., Class A	4,241
187	ARMOUR Residential REIT, Inc. REIT	3,931
126	Arrow Financial Corp.	4,013
172	Artisan Partners Asset Management, Inc., Class A	4,011
70	Ashford, Inc.(c)	4,550
120	Associated Capital Group, Inc., Class A	5,087
242	Atlantic Capital Bancshares, Inc.(c)	4,375
112	Auburn National Bancorporation, Inc.	3,647
144	Axos Financial, Inc.(c)	4,372
212	B. Riley Financial, Inc.	3,233
286	Banc of California, Inc.	4,170
78	BancFirst Corp.	4,187
245	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	4,601
486	Bancorp, Inc. (The)(c)	4,121
146	BancorpSouth Bank	4,260
387	Bank of Commerce Holdings	4,137
104	Bank of Marin Bancorp	4,362

121	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	$4,241
145	Bank of Princeton (The)	4,283
239	Bank7 Corp.(c)	3,726
267	BankFinancial Corp.	4,005
152	Bankwell Financial Group, Inc.	4,393
72	Banner Corp.	3,927
174	Bar Harbor Bankshares	4,164
187	Baycom Corp.(c)	4,039
363	BCB Bancorp, Inc.	4,262
277	Beneficial Bancorp, Inc.	4,318
142	Berkshire Hills Bancorp, Inc.	3,869
118	Blackstone Mortgage Trust, Inc., Class A REIT	4,070
358	Blucora, Inc.(c)	10,565
185	Blue Hills Bancorp, Inc.	4,373
372	Boston Private Financial Holdings, Inc.	4,315
151	Bridge Bancorp, Inc.	4,649
364	Bridgewater Bancshares, Inc.(c)	4,059
361	BrightSphere Investment Group PLC	4,466
288	Brookline Bancorp, Inc.	4,283
114	Bryn Mawr Bank Corp.	4,217
135	BSB Bancorp, Inc.(c)	4,355
173	Business First Bancshares, Inc.	3,991
223	Byline Bancorp, Inc.(c)	4,212
82	C&F Financial Corp.	4,098
441	Cadence BanCorp	8,269
50	Cambridge Bancorp	3,805
111	Camden National Corp.	4,498
241	Cannae Holdings, Inc.(c)	4,661
311	Capital Bancorp, Inc.(c)	3,654
164	Capital City Bank Group, Inc.	3,936
312	Capitol Federal Financial, Inc.	4,015
265	Capstar Financial Holdings, Inc.	4,227
556	Capstead Mortgage Corp. REIT	4,098
130	Carolina Financial Corp.	4,501
114	Cathay General Bancorp	4,232
160	CB Financial Services, Inc.	3,864
128	CBTX, Inc.	4,128
187	CenterState Bank Corp.	4,638
161	Central Pacific Financial Corp.	4,609
215	Central Valley Community Bancorp	4,251
55	Century Bancorp, Inc., Class A	4,270
100	Chemical Financial Corp.	4,446
98	Chemung Financial Corp.	4,108
220	Cherry Hill Mortgage Investment Corp. REIT	4,070
161	Citizens & Northern Corp.	4,036
547	Citizens, Inc.(b)(c)	3,878
56	City Holding Co.	4,014
212	Civista Bancshares, Inc.	3,971
168	CNB Financial Corp.	4,245
258	CNO Financial Group, Inc.	4,613
311	Coastal Financial Corp.(c)	4,625
187	Codorus Valley Bancorp, Inc.	4,133
112	Cohen & Steers, Inc.	4,215
241	Colony Credit Real Estate, Inc. REIT(b)	4,027
109	Columbia Banking System, Inc.	4,006
267	Columbia Financial, Inc.(c)	3,954
68	Community Bank System, Inc.	4,077
519	Community Bankers Trust Corp.(c)	3,872
139	Community Financial Corp. (The)	4,107
100	Community Trust Bancorp, Inc.	4,061
216	ConnectOne Bancorp, Inc.	4,320
199	County Bancorp, Inc.	3,405
294	Cowen, Inc.(c)	4,754
459	Crawford & Co., Class B	4,429
366	Curo Group Holdings Corp.(c)	4,575
229	Customers Bancorp, Inc.(c)	4,504
195	CVB Financial Corp.	4,272
27	Diamond Hill Investment Group, Inc.	4,185
243	Dime Community Bancshares, Inc.	4,792

Schedule of Investments(a)

287	Donegal Group, Inc., Class A	$3,780
259	Donnelley Financial Solutions, Inc.(c)	3,792
669	Dynex Capital, Inc. REIT	4,027
79	Eagle Bancorp, Inc.(c)	4,336
116	eHealth, Inc.(c)	7,095
931	Elevate Credit, Inc.(c)	4,143
129	EMC Insurance Group, Inc.	4,242
96	Employers Holdings, Inc.	4,068
180	Encore Capital Group, Inc.(b)(c)	5,317
200	Enova International, Inc.(c)	4,610
24	Enstar Group Ltd. (Bermuda)(c)	4,272
205	Entegra Financial Corp.(c)	4,789
135	Enterprise Bancorp, Inc.	4,367
100	Enterprise Financial Services Corp.	4,413
113	Equity Bancshares, Inc., Class A(c)	3,588
172	Esquire Financial Holdings, Inc.(c)	3,738
256	ESSA Bancorp, Inc.	3,855
119	Essent Group Ltd.(c)	4,730
117	Evans Bancorp, Inc.	4,095
378	Exantas Capital Corp. REIT	3,995
473	EZCORP, Inc., Class A(c)	4,408
105	Farmers & Merchants Bancorp, Inc.	3,311
322	Farmers National Banc Corp.	4,176
118	FB Financial Corp.	3,903
60	FBL Financial Group, Inc., Class A	4,213
72	Federal Agricultural Mortgage Corp., Class C	5,094
166	Federated Investors, Inc., Class B	4,338
193	FedNat Holding Co.	3,495
621	FGL Holdings(c)	4,912
67	Fidelity D&D Bancorp, Inc.	3,954
187	Fidelity Southern Corp.	5,696
156	Financial Institutions, Inc.	4,184
119	First Bancorp	4,376
152	First Bancorp, Inc./ME	3,932
465	First BanCorp, Inc./Puerto Rico	4,952
130	First Bancshares, Inc. (The)	4,213
352	First Bank/NJ	3,956
159	First Busey Corp.	3,937
200	First Business Financial Services, Inc.	4,128
185	First Choice Bancorp	3,998
326	First Commonwealth Financial Corp.	4,434
123	First Community Bancshares, Inc.	4,219
194	First Community Corp.	3,977
161	First Defiance Financial Corp.	4,537
160	First Financial Bancorp	4,213
68	First Financial Bankshares, Inc.(b)	4,155
96	First Financial Corp.	3,981
272	First Financial Northwest, Inc.	4,121
297	First Foundation, Inc.	4,315
204	First Guaranty Bancshares, Inc.	4,433
186	First Internet Bancorp	3,720
108	First Interstate BancSystem, Inc., Class A	4,203
108	First Merchants Corp.	3,956
120	First Mid-Illinois Bancshares, Inc.	3,910
194	First Midwest Bancorp, Inc.	4,272
271	First Northwest Bancorp	4,138
202	First of Long Island Corp. (The)	4,185
75	First Savings Financial Group, Inc.	3,760
241	First United Corp.	3,904
51	FirstCash, Inc.	4,204
146	Flagstar Bancorp, Inc.	4,504
190	Flushing Financial Corp.	4,214
143	Focus Financial Partners, Inc., Class A(c)	4,021
146	Franklin Financial Network, Inc.	4,653
95	FS Bancorp, Inc.	4,612
260	Fulton Financial Corp.	4,173
204	FVCBankcorp, Inc.(c)	3,570
558	GAIN Capital Holdings, Inc.(b)	3,610
217	GAMCO Investors, Inc., Class A	4,329
933	Genworth Financial, Inc., Class A(c)	4,516
139	German American Bancorp, Inc.	4,066

95	Glacier Bancorp, Inc.	$4,007
118	Global Indemnity Ltd. (Cayman Islands)	3,882
150	Goosehead Insurance, Inc., Class A(b)(c)	4,311
219	Granite Point Mortgage Trust, Inc. REIT	4,275
310	Great Ajax Corp. REIT	4,002
82	Great Southern Bancorp, Inc.	4,374
121	Great Western Bancorp, Inc.	4,270
51	Green Dot Corp., Class A(c)	3,775
126	Greene County Bancorp, Inc.	3,839
163	Greenhill & Co., Inc.	4,085
434	Greenlight Capital Re Ltd., Class A(c)	4,501
138	Guaranty Bancshares, Inc.	4,140
379	Hallmark Financial Services, Inc.(c)	3,676
119	Hamilton Lane, Inc., Class A	4,316
110	Hancock Whitney Corp.	4,519
207	Hanmi Financial Corp.	4,539
248	HarborOne Bancorp, Inc.(b)(c)	3,765
79	HCI Group, Inc.	3,743
115	Health Insurance Innovations, Inc., Class A(b)(c)	4,409
84	Heartland Financial USA, Inc.	3,810
332	Heritage Commerce Corp.	4,406
131	Heritage Financial Corp.	4,058
281	Heritage Insurance Holdings, Inc.	4,080
230	Hilltop Holdings, Inc.	4,234
20	Hingham Institution for Savings	3,698
115	Home Bancorp, Inc.	4,066
241	Home BancShares, Inc.	4,413
174	HomeStreet, Inc.(c)	4,258
163	HomeTrust Bancshares, Inc.	4,401
320	Hope Bancorp, Inc.	4,579
108	Horace Mann Educators Corp.	4,498
254	Horizon Bancorp, Inc.	4,100
103	Houlihan Lokey, Inc.	4,557
293	Howard Bancorp, Inc.(c)	3,759
59	IBERIABANK Corp.	4,359
1,160	Impac Mortgage Holdings, Inc.(c)	4,072
107	Independence Holding Co.	3,826
196	Independent Bank Corp.	4,343
56	Independent Bank Corp.	4,468
166	Independent Bank Group, Inc.	8,758
118	International Bancshares Corp.	4,185
109	INTL. FCStone, Inc.(c)	4,167
263	Invesco Mortgage Capital, Inc. REIT(e)	4,234
167	Investar Holding Corp.	3,851
137	Investment Technology Group, Inc.	4,146
366	Investors Bancorp, Inc.	4,443
23	Investors Title Co.	3,973
112	James River Group Holdings Ltd.	4,320
318	Kearny Financial Corp.	4,083
62	Kemper Corp.	4,661
269	Kingstone Cos., Inc.	4,425
70	Kinsale Capital Group, Inc.	4,060
210	KKR Real Estate Finance Trust, Inc. REIT	4,330
240	Ladder Capital Corp. REIT	4,154
1,526	Ladenburg Thalmann Financial Services, Inc.	4,395
280	Lakeland Bancorp, Inc.	4,382
99	Lakeland Financial Corp.	4,458
262	LCNB Corp.	4,323
118	LegacyTexas Financial Group, Inc.	4,701
1,440	LendingClub Corp.(c)	4,594
20	LendingTree, Inc.(b)(c)	5,927
158	Level One Bancorp, Inc.	3,839
270	Live Oak Bancshares, Inc.	3,753
457	Luther Burbank Corp.	4,319
432	Macatawa Bank Corp.	4,216
2,116	Maiden Holdings Ltd.	2,730
208	Malvern Bancorp, Inc.(c)	4,351
369	Marlin Business Services Corp.	8,188
102	MB Financial, Inc.	4,527
461	MBIA, Inc.(c)	4,430

Schedule of Investments(a)

391	MBT Financial Corp.	$3,914
144	Mercantile Bank Corp.	4,781
196	Merchants Bancorp	3,836
269	Meridian Bancorp, Inc.	4,260
203	Meta Financial Group, Inc.	4,781
121	Metropolitan Bank Holding Corp.(c)	4,235
394	MGIC Investment Corp.(c)	4,917
179	Mid Penn Bancorp, Inc.	4,144
101	Middlefield Banc Corp.	4,319
181	Midland States Bancorp, Inc.	4,364
355	MidSouth Bancorp, Inc.	4,054
160	MidWestOne Financial Group, Inc.	4,434
111	Moelis & Co., Class A	4,856
297	Mr Cooper Group, Inc.(c)	4,571
129	MutualFirst Financial, Inc.	3,741
230	MVB Financial Corp.	3,873
122	National Bank Holdings Corp., Class A	3,899
103	National Bankshares, Inc.	3,577
111	National Commerce Corp.(c)	4,519
167	National General Holdings Corp.	4,033
14	National Western Life Group, Inc., Class A	4,246
59	Navigators Group, Inc. (The)	4,118
113	NBT Bancorp, Inc.	4,025
80	Nelnet, Inc., Class A	4,208
680	New York Mortgage Trust, Inc. REIT	4,270
258	NI Holdings, Inc.(c)	3,870
80	Nicolet Bankshares, Inc.(c)	4,375
221	NMI Holdings, Inc., Class A(c)	4,862
229	Northeast Bancorp	4,516
307	Northfield Bancorp, Inc.	4,393
124	Northrim BanCorp, Inc.	4,108
241	Northwest Bancshares, Inc.	4,251
135	Norwood Financial Corp.	3,958
242	Oak Valley Bancorp	4,271
172	OceanFirst Financial Corp.	4,130
156	Oconee Federal Financial Corp.	4,079
2,755	Ocwen Financial Corp.(c)	4,628
241	OFG Bancorp	4,671
117	Ohio Valley Banc Corp.	4,198
147	Old Line Bancshares, Inc.	3,970
244	Old National Bancorp	3,938
311	Old Second Bancorp, Inc.	4,363
581	On Deck Capital, Inc.(c)	4,369
461	OP Bancorp	4,195
164	Oppenheimer Holdings, Inc., Class A	4,417
212	Opus Bank	4,431
624	Orchid Island Capital, Inc. REIT(b)	4,331
110	Origin Bancorp, Inc.	3,748
279	Oritani Financial Corp.	4,704
208	Orrstown Financial Services, Inc.	3,917
280	Pacific City Financial Corp.	4,606
542	Pacific Mercantile Bancorp(c)	4,260
157	Pacific Premier Bancorp, Inc.	4,671
46	Park National Corp.	4,325
230	Parke Bancorp, Inc.	4,513
208	PCSB Financial Corp.	4,224
324	PDL Community Bancorp(c)	4,189
160	Peapack-Gladstone Financial Corp.	4,270
101	Penns Woods Bancorp, Inc.	3,568
183	Pennymac Financial Services, Inc.	3,784
200	PennyMac Mortgage Investment Trust REIT	4,048
158	Peoples Bancorp of North Carolina, Inc.	4,108
128	Peoples Bancorp, Inc.	4,096
98	Peoples Financial Services Corp.	4,042
140	People’s Utah Bancorp	4,116
60	Piper Jaffray Cos.	4,142
96	PJT Partners, Inc., Class A	4,174
162	PRA Group, Inc.(c)	4,781
93	Preferred Bank	4,330
250	Premier Financial Bancorp, Inc.	3,567
40	Primerica, Inc.	4,495

102	ProAssurance Corp.	$4,351
203	Protective Insurance Corp., Class B	3,741
171	Provident Bancorp, Inc.(c)	3,866
173	Provident Financial Services, Inc.	4,275
237	Prudential Bancorp, Inc.	4,323
434	Pzena Investment Management, Inc., Class A	3,802
124	QCR Holdings, Inc.	4,248
251	Radian Group, Inc.	4,829
202	RBB Bancorp	3,767
269	Ready Capital Corp. REIT	4,207
259	Redwood Trust, Inc. REIT	4,178
165	Regional Management Corp.(c)	4,534
178	Reliant Bancorp, Inc.	3,827
129	Renasant Corp.	4,582
101	Republic Bancorp, Inc., Class A	4,211
598	Republic First Bancorp, Inc.(c)	3,528
536	Riverview Bancorp, Inc.	3,993
57	RLI Corp.	3,763
103	S&T Bancorp, Inc.	3,957
432	Safeguard Scientifics, Inc.(c)	4,100
48	Safety Insurance Group, Inc.	3,951
124	Sandy Spring Bancorp, Inc.	4,044
186	SB One Bancorp	4,073
154	Seacoast Banking Corp. of Florida(c)	4,238
341	Select Bancorp, Inc.(c)	4,126
65	Selective Insurance Group, Inc.	3,960
121	ServisFirst Bancshares, Inc.	4,084
284	Shore Bancshares, Inc.	4,232
304	SI Financial Group, Inc.	3,916
368	Siebert Financial Corp.(b)(c)	4,070
158	Sierra Bancorp	4,203
293	Silvercrest Asset Management Group, Inc., Class A	3,903
160	Simmons First National Corp., Class A	3,958
225	SmartFinancial, Inc.(c)	4,342
65	South State Corp.	4,313
124	Southern First Bancshares, Inc.(c)	4,463
117	Southern Missouri Bancorp, Inc.	4,120
294	Southern National Bancorp of Virginia, Inc.	4,434
127	Southside Bancshares, Inc.	4,190
186	Spirit of Texas Bancshares, Inc.(c)	4,096
117	State Auto Financial Corp.	3,978
472	Sterling Bancorp, Inc	4,059
99	Stewart Information Services Corp.	4,401
93	Stifel Financial Corp.	4,452
141	Stock Yards Bancorp, Inc.	4,874
212	Summit Financial Group, Inc.	4,988
151	Territorial Bancorp, Inc.	4,165
416	Third Point Reinsurance Ltd. (Bermuda)(c)	4,372
168	Timberland Bancorp, Inc.	4,724
759	Tiptree, Inc.	4,516
54	Tompkins Financial Corp.	3,971
160	Towne Bank	4,154
210	TPG RE Finance Trust, Inc. REIT	4,164
115	TriCo Bancshares	4,338
192	TriState Capital Holdings, Inc.(c)	3,909
121	Triumph Bancorp, Inc.(c)	3,686
160	Trupanion, Inc.(b)(c)	4,248
582	TrustCo Bank Corp. NY	4,516
140	Trustmark Corp.	4,414
66	UMB Financial Corp.	4,248
284	Union Bankshares Corp.	8,963
89	Union Bankshares, Inc./VT	4,241
127	United Bankshares, Inc./WV	4,492
182	United Community Banks, Inc.	4,681
462	United Community Financial Corp.	4,380
264	United Financial Bancorp, Inc.	3,910
78	United Fire Group, Inc.	4,056
229	United Insurance Holdings Corp.	3,737
424	United Security Bancshares	4,350

Schedule of Investments(a)

198	Unity Bancorp, Inc.	$3,922
100	Universal Insurance Holdings, Inc.	3,772
177	Univest Financial Corp.	4,158
433	Valley National Bancorp	4,378
164	Value Line, Inc.	3,518
353	Veritex Holdings, Inc.	9,340
50	Virtus Investment Partners, Inc.	4,498
221	Waddell & Reed Financial, Inc., Class A	3,784
94	Walker & Dunlop, Inc.	4,519
153	Washington Federal, Inc.	4,451
85	Washington Trust Bancorp, Inc.	4,423
254	Waterstone Financial, Inc.	3,988
105	WesBanco, Inc.	4,264
205	West Bancorporation, Inc.	4,416
72	Westamerica Bancorporation(b)	4,512
421	Western Asset Mortgage Capital Corp. REIT	4,025
434	Western New England Bancorp, Inc.	4,014
108	Westwood Holdings Group, Inc.	3,955
630	WisdomTree Investments, Inc.	4,221
41	World Acceptance Corp.(c)	4,251
104	WSFS Financial Corp.	4,386

		1,735,140

	Health Care - 11.0%
2,333	AAC Holdings, Inc.(c)	5,646
729	Abeona Therapeutics, Inc.(c)	4,950
308	ACADIA Pharmaceuticals, Inc.(c)	7,016
423	Accelerate Diagnostics, Inc.(b)(c)	7,703
119	Acceleron Pharma, Inc.(c)	5,046
1,459	Accuray, Inc.(c)	6,420
3,233	Achaogen, Inc.(b)(c)	4,882
1,801	Achillion Pharmaceuticals, Inc.(c)	3,944
723	Aclaris Therapeutics, Inc.(c)	5,039
346	Acorda Therapeutics, Inc.(c)	5,754
583	Adamas Pharmaceuticals, Inc.(c)	5,247
74	Addus HomeCare Corp.(c)	4,451
1,145	ADMA Biologics, Inc.(b)(c)	3,378
2,025	Aduro Biotech, Inc.(c)	6,035
1,510	Adverum Biotechnologies, Inc.(c)	4,802
719	Aeglea BioTherapeutics, Inc.(c)	6,572
142	Aerie Pharmaceuticals, Inc.(b)(c)	6,677
2,211	Agenus, Inc.(c)	7,451
1,455	AgeX Therapeutics, Inc.(c)	5,631
245	Aimmune Therapeutics, Inc.(b)(c)	5,762
175	Akcea Therapeutics, Inc.(b)(c)	4,652
636	Akebia Therapeutics, Inc.(c)	3,504
1,223	Akorn, Inc.(c)	4,598
226	Albireo Pharma, Inc.(c)	5,876
494	Alder Biopharmaceuticals, Inc.(c)	6,956
583	Aldeyra Therapeutics, Inc.(c)	5,136
92	Allakos, Inc.(b)(c)	3,675
688	Allena Pharmaceuticals, Inc.(c)	4,823
211	Allogene Therapeutics, Inc.(b)(c)	6,400
562	Allscripts Healthcare Solutions, Inc.(c)	6,626
325	AMAG Pharmaceuticals, Inc.(c)	5,320
43	Amedisys, Inc.(c)	5,640
352	American Renal Associates Holdings, Inc.(c)	4,266
526	Amicus Therapeutics, Inc.(c)	6,333
94	AMN Healthcare Services, Inc.(c)	6,090
339	Amneal Pharmaceuticals, Inc.(c)	4,163
265	Amphastar Pharmaceuticals, Inc.(c)	6,031
12,482	Ampio Pharmaceuticals, Inc.(c)	6,241
78	AnaptysBio, Inc.(c)	5,173
257	AngioDynamics, Inc.(c)	5,423
100	ANI Pharmaceuticals, Inc.(c)	5,374
177	Anika Therapeutics, Inc.(c)	6,724
1,778	Antares Pharma, Inc.(b)(c)	5,370
295	Apellis Pharmaceuticals, Inc.(c)	4,130
304	Apollo Medical Holdings, Inc.(c)	5,937
256	Aptinyx, Inc.(b)(c)	1,367
693	Aquestive Therapeutics, Inc.(c)	4,248

893	Aratana Therapeutics, Inc.(c)	$3,956
1,259	Arbutus Biopharma Corp. (Canada)(c)	4,646
439	Arcus Biosciences, Inc.(c)	4,465
2,524	Ardelyx, Inc.(c)	5,300
130	Arena Pharmaceuticals, Inc.(c)	5,976
1,636	ArQule, Inc.(c)	6,053
349	Array BioPharma, Inc.(b)(c)	6,516
374	Arrowhead Pharmaceuticals, Inc.(b)(c)	5,281
346	Arvinas, Inc.(b)(c)	6,024
243	Assembly Biosciences, Inc.(c)	5,536
1,316	Assertio Therapeutics, Inc.(c)	5,869
130	Atara Biotherapeutics, Inc.(c)	4,940
441	Athenex, Inc.(c)	5,182
2,778	Athersys, Inc.(c)	4,417
182	AtriCure, Inc.(c)	5,633
8	Atrion Corp.	5,967
241	Audentes Therapeutics, Inc.(c)	5,977
115	Avanos Medical, Inc.(c)	5,238
2,778	AVEO Pharmaceuticals, Inc.(b)(c)	1,943
1,067	Avid Bioservices, Inc.(c)	4,108
222	Avrobio, Inc.(c)	2,766
190	AxoGen, Inc.(c)	3,135
346	Axonics Modulation Technologies, Inc.(b)(c)	5,052
1,540	Bellicum Pharmaceuticals, Inc.(b)(c)	5,082
644	BioCryst Pharmaceuticals, Inc.(c)	5,590
152	Biohaven Pharmaceutical Holding Co., Ltd.(c)	5,790
1,389	BioScrip, Inc.(c)	5,042
92	BioSpecifics Technologies Corp.(c)	5,978
83	BioTelemetry, Inc.(c)	5,961
4,495	BioTime, Inc.(c)	6,338
98	Blueprint Medicines Corp.(c)	7,065
669	Brookdale Senior Living, Inc.(c)	5,452
1,161	Calithera Biosciences, Inc.(c)	5,178
585	Calyxt, Inc.(c)	7,763
130	Cambrex Corp.(c)	5,675
684	Capital Senior Living Corp.(c)	4,767
393	Cara Therapeutics, Inc.(c)	5,993
192	Cardiovascular Systems, Inc.(c)	5,977
198	CareDx, Inc.(c)	5,550
1,295	CASI Pharmaceuticals, Inc.(b)(c)	4,481
2,363	Castlight Health, Inc., Class B(c)	7,018
560	Catalyst Biosciences, Inc.(c)	4,922
2,247	Catalyst Pharmaceuticals, Inc.(c)	5,662
243	Celcuity, Inc.(c)	5,399
280	Cellular Biomedicine Group, Inc.(c)	4,976
975	Cerus Corp.(c)	5,811
545	ChemoCentryx, Inc.(c)	6,671
1,645	Chimerix, Inc.(c)	3,833
1,825	ChromaDex Corp.(b)(c)	6,077
438	Civitas Solutions, Inc.(c)	7,766
4,253	Clearside BioMedical, Inc.(c)	5,019
256	Clovis Oncology, Inc.(c)	6,492
278	Codexis, Inc.(c)	5,232
1,557	Cohbar, Inc.(c)	5,107
554	Coherus Biosciences, Inc.(c)	7,457
295	Collegium Pharmaceutical, Inc.(c)	4,723
1,259	Community Health Systems, Inc.(b)(c)	4,960
211	Computer Programs & Systems, Inc.	5,537
412	Concert Pharmaceuticals, Inc.(c)	5,830
82	CONMED Corp.	5,769
834	Corbus Pharmaceuticals Holdings, Inc.(b)(c)	6,305
322	Corcept Therapeutics, Inc.(c)	3,600
84	CorVel Corp.(c)	5,247
1,009	Corvus Pharmaceuticals, Inc.(c)	4,026
164	Crinetics Pharmaceuticals, Inc.(b)(c)	4,310
695	Cross Country Healthcare, Inc.(c)	6,693
190	CryoLife, Inc.(c)	5,303
876	CryoPort, Inc.(b)(c)	9,189
4,065	CTI BioPharma Corp.(c)	4,837
1,078	Cue Biopharma, Inc.(b)(c)	5,509
323	Cutera, Inc.(c)	4,638

Schedule of Investments(a)

639	Cymabay Therapeutics, Inc.(c)	$5,559
699	Cytokinetics, Inc.(c)	4,914
372	CytomX Therapeutics, Inc.(c)	6,317
632	CytoSorbents Corp.(c)	4,734
217	Deciphera Pharmaceuticals, Inc.(c)	5,831
271	Denali Therapeutics, Inc.(c)	5,165
536	Dermira, Inc.(c)	3,538
448	Dicerna Pharmaceuticals, Inc.(c)	4,619
3,586	Diplomat Pharmacy, Inc.(c)	51,997
371	Dova Pharmaceuticals, Inc.(b)(c)	2,849
7,573	Durect Corp.(c)	4,583
527	Dynavax Technologies Corp.(c)	5,808
128	Eagle Pharmaceuticals, Inc.(c)	5,409
191	Editas Medicine, Inc.(c)	4,150
364	Eidos Therapeutics, Inc.(c)	4,444
479	Eloxx Pharmaceuticals, Inc.(c)	5,777
89	Emergent BioSolutions, Inc.(c)	5,553
76	Enanta Pharmaceuticals, Inc.(c)	6,037
496	Endo International PLC(c)	4,836
8,090	Endologix, Inc.(c)	6,128
121	Ensign Group, Inc. (The)	5,272
1,855	Enzo Biochem, Inc.(c)	6,975
937	Epizyme, Inc.(c)	9,576
485	Equillium, Inc.(c)	4,263
109	Esperion Therapeutics, Inc.(b)(c)	5,063
536	Evelo Biosciences, Inc.(b)(c)	4,813
513	Evolent Health, Inc., Class A(c)	9,070
449	Evolus, Inc.(b)(c)	7,341
344	Fate Therapeutics, Inc.(c)	5,208
921	Fennec Pharmaceuticals, Inc. (Canada)(c)	6,162
140	FibroGen, Inc.(c)	7,945
564	Five Prime Therapeutics, Inc.(c)	6,345
404	Flexion Therapeutics, Inc.(b)(c)	5,935
676	Fluidigm Corp.(c)	5,847
261	FONAR Corp.(c)	5,768
5,420	Fortress Biotech, Inc.(b)(c)	11,219
246	Forty Seven, Inc.(c)	3,614
177	G1 Therapeutics, Inc.(c)	3,786
3,330	Genesis Healthcare, Inc.(c)	5,228
1,179	GenMark Diagnostics, Inc.(c)	7,829
79	Genomic Health, Inc.(c)	5,989
3,977	Geron Corp.(c)	4,574
86	Glaukos Corp.(c)	5,486
130	Global Blood Therapeutics, Inc.(c)	6,228
123	Globus Medical, Inc., Class A(c)	5,541
547	GlycoMimetics, Inc.(c)	6,126
228	Gritstone Oncology, Inc.(c)	2,918
132	Guardant Health, Inc.(b)(c)	5,325
54	Haemonetics Corp.(c)	5,341
363	Halozyme Therapeutics, Inc.(c)	5,873
1,626	Harvard Bioscience, Inc.(c)	5,577
84	HealthEquity, Inc.(c)	5,237
311	HealthStream, Inc.	7,825
553	Helius Medical Technologies, Inc.(c)	4,070
212	Heron Therapeutics, Inc.(c)	5,703
57	Heska Corp.(c)	5,620
161	HMS Holdings Corp.(c)	4,828
231	Homology Medicines, Inc.(b)(c)	4,682
278	Horizon Pharma PLC(c)	5,974
838	Idera Pharmaceuticals, Inc.(c)	2,120
3,252	Immune Design Corp.(c)	5,073
1,026	ImmunoGen, Inc.(c)	5,387
289	Immunomedics, Inc.(b)(c)	4,274
2,118	Innovate Biopharmaceuticals, Inc.(c)	4,977
321	Innoviva, Inc.(c)	5,489
42	Inogen, Inc.(c)	6,351
728	Inovalon Holdings, Inc., Class A(b)(c)	10,403
1,084	Inovio Pharmaceuticals, Inc.(b)(c)	5,431
367	Insmed, Inc.(b)(c)	8,922
133	Inspire Medical Systems, Inc.(c)	7,133
1,121	Insys Therapeutics, Inc.(c)	3,879
65	Integer Holdings Corp.(c)	5,264

349	Intellia Therapeutics, Inc.(c)	$4,935
51	Intercept Pharmaceuticals, Inc.(c)	6,155
172	Intersect ENT, Inc.(c)	5,103
386	Intra-Cellular Therapies, Inc.(c)	4,647
640	Intrexon Corp.(b)(c)	4,902
198	IntriCon Corp.(c)	5,132
1,103	Invacare Corp.(b)	5,669
443	Invitae Corp.(c)	6,237
558	Iovance Biotherapeutics, Inc.(c)	5,106
203	iRadimed Corp.(c)	5,566
74	iRhythm Technologies, Inc.(c)	6,290
491	Ironwood Pharmaceuticals, Inc.(c)	6,707
1,498	Jounce Therapeutics, Inc.(c)	6,277
2,414	Kadmon Holdings, Inc.(c)	5,818
1,003	Kala Pharmaceuticals, Inc.(c)	5,547
564	Karyopharm Therapeutics, Inc.(b)(c)	4,777
168	Kezar Life Sciences, Inc.(c)	3,009
451	Kindred Biosciences, Inc.(c)	4,442
242	Kiniksa Pharmaceuticals Ltd., Class A(c)	4,235
717	Kodiak Sciences, Inc.(c)	5,507
399	Kura Oncology, Inc.(c)	6,344
413	La Jolla Pharmaceutical Co.(b)(c)	2,495
1,088	Lannett Co., Inc.(b)(c)	8,116
320	Lantheus Holdings, Inc.(c)	5,382
211	LeMaitre Vascular, Inc.	5,030
780	Lexicon Pharmaceuticals, Inc.(b)(c)	3,689
54	LHC Group, Inc.(c)	5,709
39	Ligand Pharmaceuticals, Inc.(b)(c)	4,606
258	Liquidia Technologies, Inc.(c)	3,713
58	LivaNova PLC(c)	5,355
570	LogicBio Therapeutics, Inc.(c)	5,039
41	Loxo Oncology, Inc.(c)	9,619
209	Luminex Corp.	5,829
375	MacroGenics, Inc.(c)	4,399
51	Madrigal Pharmaceuticals, Inc.(c)	5,904
88	Magellan Health, Inc.(c)	5,734
738	Magenta Therapeutics, Inc.(c)	5,173
266	Mallinckrodt PLC(c)	5,815
3,233	MannKind Corp.(c)	4,074
1,490	Marinus Pharmaceuticals, Inc.(b)(c)	4,947
280	Medicines Co. (The)(c)	6,471
604	MediciNova, Inc.(c)	5,484
77	Medidata Solutions, Inc.(c)	5,464
99	Medpace Holdings, Inc.(c)	6,376
454	MeiraGTx Holdings PLC(b)(c)	5,621
4,286	Melinta Therapeutics, Inc.(c)	3,618
1,000	Menlo Therapeutics, Inc.(c)	5,350
304	Meridian Bioscience, Inc.	4,983
96	Merit Medical Systems, Inc.(c)	5,427
1,106	Mersana Therapeutics, Inc.(b)(c)	5,065
707	Minerva Neurosciences, Inc.(c)	4,652
1,843	Miragen Therapeutics, Inc.(c)	5,271
133	Mirati Therapeutics, Inc.(c)	8,789
1,152	Molecular Templates, Inc.(c)	5,460
494	Momenta Pharmaceuticals, Inc.(c)	5,859
1,868	Mustang Bio, Inc.(c)	6,949
100	MyoKardia, Inc.(c)	4,138
177	Myriad Genetics, Inc.(c)	4,990
324	NanoString Technologies, Inc.(c)	7,206
3,813	NantKwest, Inc.(c)	4,118
335	Natera, Inc.(c)	4,553
69	National HealthCare Corp.	5,543
140	National Research Corp.	5,597
172	Natus Medical, Inc.(c)	5,803
87	Neogen Corp.(c)	5,299
412	NeoGenomics, Inc.(c)	6,847
1,005	Neon Therapeutics, Inc.(c)	4,261
2,764	Neos Therapeutics, Inc.(c)	5,915
278	Neuronetics, Inc.(c)	4,759
136	Nevro Corp.(c)	6,604
3,214	NewLink Genetics Corp.(c)	4,789
317	NextGen Healthcare, Inc.(c)	5,605

Schedule of Investments(a)

2,404	Novavax, Inc.(c)	$5,625
157	Novocure Ltd.(c)	7,693
98	NuVasive, Inc.(c)	4,914
318	Nuvectra Corp.(c)	4,452
194	NxStage Medical, Inc.(c)	5,640
3,330	Nymox Pharmaceutical Corp. (Canada)(c)	7,359
980	Ocular Therapeutix, Inc.(b)(c)	3,704
365	Odonate Therapeutics, Inc.(c)	6,048
413	Omeros Corp.(b)(c)	5,633
80	Omnicell, Inc.(c)	5,210
1,621	OPKO Health, Inc.(c)	5,965
712	Optinose, Inc.(b)(c)	4,585
466	OraSure Technologies, Inc.(c)	5,988
5,367	Organovo Holdings, Inc.(c)	5,421
99	Orthofix Medical, Inc.(c)	5,357
176	OrthoPediatrics Corp.(c)	6,384
726	Osmotica Pharmaceuticals PLC(c)	5,692
1,837	Ovid Therapeutics, Inc.(c)	5,199
818	Owens & Minor, Inc.	6,192
385	Oxford Immunotec Global PLC(c)	5,598
736	Pacific Biosciences of California, Inc.(c)	5,093
121	Pacira Pharmaceuticals, Inc.(c)	4,922
7,562	Palatin Technologies, Inc.(c)	5,231
883	Paratek Pharmaceuticals, Inc.(b)(c)	5,956
243	Patterson Cos., Inc.	5,416
1,880	PDL BioPharma, Inc.(c)	5,978
184	PetIQ, Inc.(b)(c)	5,597
1,365	Pfenex, Inc.(c)	5,378
168	Phibro Animal Health Corp., Class A	5,245
1,807	Pieris Pharmaceuticals, Inc.(c)	5,186
342	PolarityTE, Inc.(b)(c)	6,060
289	Portola Pharmaceuticals, Inc.(c)	7,832
166	Prestige Consumer Healthcare, Inc.(c)	4,635
185	Principia Biopharma, Inc.(c)	5,607
1,179	Progenics Pharmaceuticals, Inc.(c)	5,223
1,133	Proteostasis Therapeutics, Inc.(c)	3,422
472	Prothena Corp. PLC (Ireland)(c)	5,546
82	Providence Service Corp. (The)(c)	5,259
164	PTC Therapeutics, Inc.(c)	5,105
445	Pulse Biosciences, Inc.(b)(c)	5,945
238	Puma Biotechnology, Inc.(c)	6,635
278	Quanterix Corp.(c)	5,855
109	Quidel Corp.(c)	6,325
1,531	Quorum Health Corp.(c)	4,486
627	R1 RCM, Inc.(c)	5,091
335	Ra Pharmaceuticals, Inc.(c)	6,878
346	Radius Health, Inc.(c)	6,321
437	RadNet, Inc.(c)	5,965
90	Reata Pharmaceuticals, Inc., Class A(b)(c)	7,179
730	Recro Pharma, Inc.(c)	6,052
120	REGENXBIO, Inc.(c)	5,275
94	Repligen Corp.(c)	5,359
370	Replimune Group, Inc.(c)	4,481
413	resTORbio, Inc.(b)(c)	3,667
224	Retrophin, Inc.(c)	4,829
267	Revance Therapeutics, Inc.(c)	4,611
197	Rhythm Pharmaceuticals, Inc.(c)	5,240
2,003	Rigel Pharmaceuticals, Inc.(c)	4,326
369	Rocket Pharmaceuticals, Inc.(b)(c)	5,306
1,837	Rockwell Medical, Inc.(c)	5,731
1,262	RTI Surgical, Inc.(c)	5,540
324	Rubius Therapeutics, Inc.(c)	4,436
478	Sangamo Therapeutics, Inc.(c)	5,588
754	Savara, Inc.(c)	5,723
205	Scholar Rock Holding Corp.(c)	3,098
1,135	scPharmaceuticals, Inc.(b)(c)	4,427
329	SeaSpine Holdings Corp.(c)	5,030
308	Select Medical Holdings Corp.(c)	4,811
1,084	Selecta Biosciences, Inc.(b)(c)	1,702
1,893	Senseonics Holdings, Inc.(c)	4,751
826	Seres Therapeutics, Inc.(b)(c)	5,088
277	SI-Bone, Inc.(c)	4,980

1,345	Sienna Biopharmaceuticals, Inc.(c)	$3,605
346	Sientra, Inc.(c)	3,848
858	SIGA Technologies, Inc.(c)	5,817
537	Simulations Plus, Inc.	10,343
234	Solid Biosciences, Inc.(c)	5,890
2,203	Sorrento Therapeutics, Inc.(b)(c)	4,538
141	Spark Therapeutics, Inc.(c)	6,743
477	Spectrum Pharmaceuticals, Inc.(c)	5,342
808	Spero Therapeutics, Inc.(c)	8,500
551	Spring Bank Pharmaceuticals, Inc.(c)	5,967
153	STAAR Surgical Co.(c)	5,467
555	Stemline Therapeutics, Inc.(c)	6,138
155	Supernus Pharmaceuticals, Inc.(c)	5,910
647	Surface Oncology, Inc.(c)	3,720
416	Surgery Partners, Inc.(b)(c)	5,441
97	Surmodics, Inc.(c)	5,555
548	Sutro Biopharma, Inc.(c)	5,798
1,133	Syndax Pharmaceuticals, Inc.(c)	6,345
123	Syneos Health, Inc., Class A(c)	6,278
42,461	Synergy Pharmaceuticals, Inc.(c)	13,605
733	Synlogic, Inc.(c)	5,923
658	Syros Pharmaceuticals, Inc.(c)	3,941
1,421	T2 Biosystems, Inc.(c)	4,974
73	Tabula Rasa HealthCare, Inc.(c)	4,400
106	Tactile Systems Technology, Inc.(b)(c)	7,057
153	Tandem Diabetes Care, Inc.(c)	6,652
105	Teladoc Health, Inc.(c)	6,741
3,310	Teligent, Inc.(c)	5,627
236	Tenet Healthcare Corp.(c)	5,190
3,499	Tetraphase Pharmaceuticals, Inc.(c)	4,304
1,106	TG Therapeutics, Inc.(b)(c)	4,535
1,362	TherapeuticsMD, Inc.(b)(c)	7,151
204	Theravance Biopharma, Inc.(c)	5,314
200	Tivity Health, Inc.(c)	4,452
99	Tobira Therapeutics, Inc. Contingent Value Rts.(c)(d)	895
556	Tocagen, Inc.(c)	6,261
1,819	TransEnterix, Inc.(b)(c)	4,948
633	Translate Bio, Inc.(c)	3,595
178	Tricida, Inc.(b)(c)	3,905
319	Triple-S Management Corp., Class B(c)	6,431
251	Twist Bioscience Corp.(c)	5,806
1,323	Tyme Technologies, Inc.(c)	3,559
117	Ultragenyx Pharmaceutical, Inc.(c)	5,770
334	UNITY Biotechnology, Inc.(b)(c)	3,821
1,084	Unum Therapeutics, Inc.(c)	4,683
49	US Physical Therapy, Inc.	5,189
64	Utah Medical Products, Inc.	6,012
211	Vanda Pharmaceuticals, Inc.(c)	5,724
307	Vapotherm, Inc.(c)	5,167
232	Varex Imaging Corp.(c)	6,610
421	Veracyte, Inc.(c)	7,658
1,339	Verastem, Inc.(b)(c)	4,392
323	Vericel Corp.(c)	5,556
541	Verrica Pharmaceuticals, Inc.(c)	6,476
915	ViewRay, Inc.(c)	6,579
594	Viking Therapeutics, Inc.(b)(c)	4,847
244	Vocera Communications, Inc.(c)	9,960
526	Voyager Therapeutics, Inc.(c)	5,518
111	WaVe Life Sciences Ltd.(c)	4,135
200	Wright Medical Group NV(c)	5,968
146	Xencor, Inc.(c)	5,271
274	Xeris Pharmaceuticals, Inc.(c)	3,803
383	XOMA Corp.(b)(c)	4,623
256	y-Mabs Therapeutics, Inc.(c)	5,268
1,035	Zafgen, Inc.(c)	4,595
1,900	ZIOPHARM Oncology, Inc.(b)(c)	4,256
132	Zogenix, Inc.(c)	5,775
3,761	Zomedica Pharmaceuticals Corp.(c)	3,008

		2,244,344

Schedule of Investments(a)

	Industrials - 14.9%
521	AAON, Inc.	$19,246
213	AAR Corp.	8,026
333	ABM Industries, Inc.	11,385
3,341	Acacia Research Corp.(c)	10,157
1,267	ACCO Brands Corp.	11,188
378	Actuant Corp., Class A	8,652
338	Advanced Disposal Services, Inc.(c)	8,518
760	Advanced Drainage Systems, Inc.	19,380
500	Aegion Corp.(c)	9,075
251	Aerojet Rocketdyne Holdings, Inc.(c)	9,907
119	Aerovironment, Inc.(c)	9,242
494	Air Transport Services Group, Inc.(c)	11,732
509	Aircastle Ltd.	10,608
113	Alamo Group, Inc.	9,733
128	Albany International Corp., Class A	8,788
73	Allegiant Travel Co.	9,490
180	Allied Motion Technologies, Inc.	7,589
326	Altra Industrial Motion Corp.	9,979
1,554	Ameresco, Inc., Class A(c)	23,201
137	American Woodmark Corp.(c)	9,583
576	Apogee Enterprises, Inc.	19,624
150	Applied Industrial Technologies, Inc.	8,851
246	ArcBest Corp.	9,254
219	Argan, Inc.	9,246
1,368	Armstrong Flooring, Inc.(c)	18,495
147	ASGN, Inc.(c)	9,260
286	Astec Industries, Inc.	10,588
277	Astronics Corp.(c)	8,496
425	Atkore International Group, Inc.(c)	9,856
188	Atlas Air Worldwide Holdings, Inc.(c)	10,005
317	Avis Budget Group, Inc.(c)	8,445
194	Axon Enterprise, Inc.(c)	9,896
206	AZZ, Inc.	9,218
156	Barnes Group, Inc.	9,216
147	Barrett Business Services, Inc.	9,210
587	Beacon Roofing Supply, Inc.(c)	21,326
395	BG Staffing, Inc.	10,179
508	Blue Bird Corp.(c)	10,094
909	BlueLinx Holdings, Inc.(b)(c)	26,497
1,219	BMC Stock Holdings, Inc.(c)	20,918
210	Brady Corp., Class A	9,389
648	Briggs & Stratton Corp.	8,346
807	BrightView Holdings, Inc.(c)	11,952
131	Brink’s Co. (The)	9,701
1,727	Builders FirstSource, Inc.(c)	22,831
1,282	Caesarstone Ltd.(b)	19,717
385	CAI International, Inc.(c)	9,556
299	Casella Waste Systems, Inc., Class A(c)	9,006
440	CBIZ, Inc.(c)	8,624
1,165	CECO Environmental Corp.(c)	8,015
1,372	Charah Solutions, Inc.(c)	9,823
144	Chart Industries, Inc.(c)	10,757
71	Cimpress NV (Netherlands)(c)	5,905
309	CIRCOR International, Inc.(c)	8,544
279	Columbus McKinnon Corp.	10,100
403	Comfort Systems USA, Inc.	19,332
1,447	Commercial Vehicle Group, Inc.(c)	10,809
727	Continental Building Products, Inc.(c)	19,149
1,744	Costamare, Inc. (Monaco)	8,859
559	Covanta Holding Corp.	9,000
457	Covenant Transportation Group, Inc., Class A(c)	10,776
191	CRA International, Inc.	7,972
175	CSW Industrials, Inc.(c)	9,039
156	Cubic Corp.	10,026
2,690	Daseke, Inc.(c)	11,217
207	Deluxe Corp.	9,723
517	DMC Global, Inc.	17,847
240	Douglas Dynamics, Inc.	8,496
229	Ducommun, Inc.(c)	9,016
258	DXP Enterprises, Inc.(c)	8,491
156	Dycom Industries, Inc.(c)	9,056
1,902	Eagle Bulk Shipping, Inc.(c)	7,817

723	Eastern Co. (The)	$19,651
407	Echo Global Logistics, Inc.(c)	9,670
135	EMCOR Group, Inc.	8,806
183	Encore Wire Corp.	9,864
1,284	Energous Corp.(b)(c)	9,579
1,148	Energy Recovery, Inc.(b)(c)	8,725
111	EnerSys	9,464
492	Ennis, Inc.	9,761
4,105	Enphase Energy, Inc.(b)(c)	29,679
139	EnPro Industries, Inc.	9,181
131	ESCO Technologies, Inc.	8,529
72	Esterline Technologies Corp.(c)	8,762
251	EVI Industries, Inc.	8,760
874	Evoqua Water Technologies Corp.(c)	9,448
174	Exponent, Inc.	8,693
422	Federal Signal Corp.	9,276
204	Forrester Research, Inc.	9,162
154	Forward Air Corp.	9,014
2,324	Foundation Building Materials, Inc.(c)	21,241
352	Franklin Covey Co.(c)	8,575
210	Franklin Electric Co., Inc.	10,034
1,132	FreightCar America, Inc.(c)	8,060
140	FTI Consulting, Inc.(c)	9,565
117	GATX Corp.	8,855
1,058	Genco Shipping & Trading Ltd.(c)	7,797
797	Gencor Industries, Inc.(c)	11,046
164	Generac Holdings, Inc.(c)	8,680
868	General Finance Corp.(c)	8,385
547	Gibraltar Industries, Inc.(c)	19,501
666	Global Brass & Copper Holdings, Inc.	20,140
1,293	GMS, Inc.(c)	24,476
257	Gorman-Rupp Co. (The)	8,879
669	GP Strategies Corp.(c)	10,062
388	Graham Corp.	8,691
212	Granite Construction, Inc.	9,163
1,172	Great Lakes Dredge & Dock Corp.(c)	8,286
213	Greenbrier Cos., Inc. (The)	9,033
1,840	Griffon Corp.	29,274
438	H&E Equipment Services, Inc.	11,725
396	Harsco Corp.(c)	8,435
300	Hawaiian Holdings, Inc.	9,606
2,658	HC2 Holdings, Inc.(b)(c)	9,064
206	Healthcare Services Group, Inc.(b)	8,986
474	Heartland Express, Inc.	9,485
259	Heidrick & Struggles International, Inc.	8,560
294	Herc Holdings, Inc.(c)	10,893
347	Heritage-Crystal Clean, Inc.(c)	8,883
279	Herman Miller, Inc.	9,550
545	Hertz Global Holdings, Inc.(c)	9,042
217	Hillenbrand, Inc.	9,201
247	HNI Corp.	9,601
236	Hub Group, Inc., Class A(c)	10,504
238	Hurco Cos., Inc.	9,127
168	Huron Consulting Group, Inc.(c)	8,123
140	Hyster-Yale Materials Handling, Inc.	9,743
129	ICF International, Inc.	8,504
537	IES Holdings, Inc.(c)	8,989
2,793	Infrastructure and Energy Alternatives, Inc.(c)	23,154
2,396	InnerWorkings, Inc.(c)	10,998
90	Insperity, Inc.	9,601
745	Insteel Industries, Inc.	16,457
1,269	Interface, Inc.	20,824
1,268	JELD-WEN Holding, Inc.(c)	22,621
122	John Bean Technologies Corp.	9,692
102	Kadant, Inc.	8,701
154	Kaman Corp.	9,104
528	KBR, Inc.	9,082
426	Kelly Services, Inc., Class A	9,542
245	Kennametal, Inc.	9,207
1,125	KeyW Holding Corp. (The)(c)	8,077
293	Kforce, Inc.	9,613

Schedule of Investments(a)

599	Kimball International, Inc., Class B	$8,464
496	Knoll, Inc.	9,999
200	Korn Ferry	9,120
603	Kratos Defense & Security Solutions, Inc.(c)	9,340
637	Lawson Products, Inc.(c)	18,855
1,024	LB Foster Co., Class A(c)	18,299
89	Lindsay Corp.	7,643
1,066	LSC Communications, Inc.	8,453
446	Lydall, Inc.(c)	11,828
1,297	Manitex International, Inc.(c)	9,092
566	Manitowoc Co., Inc. (The)(c)	8,614
515	Marten Transport Ltd.	9,965
393	Masonite International Corp.(c)	22,480
216	MasTec, Inc.(c)	9,586
250	Matson, Inc.	8,377
193	Matthews International Corp., Class A	8,587
790	Maxar Technologies, Inc.(b)	4,440
166	McGrath RentCorp.	8,366
210	Mercury Systems, Inc.(c)	12,312
500	Meritor, Inc.(c)	10,340
857	Mesa Air Group, Inc.(c)	7,499
687	Milacron Holdings Corp.(c)	9,522
321	Miller Industries, Inc.	9,646
587	Mistras Group, Inc.(c)	8,635
266	Mobile Mini, Inc.	10,052
113	Moog, Inc., Class A	10,110
1,295	MRC Global, Inc.(c)	20,228
87	MSA Safety, Inc.	8,716
777	Mueller Industries, Inc.	20,132
1,861	Mueller Water Products, Inc., Class A	18,387
232	Multi-Color Corp.	10,800
309	MYR Group, Inc.(c)	9,415
66	National Presto Industries, Inc.	7,895
368	Navigant Consulting, Inc.	9,539
345	Navistar International Corp.(c)	11,330
1,802	NCI Building Systems, Inc.(c)	14,704
2,040	Nexeo Solutions, Inc.(b)(c)	19,176
2,982	NN, Inc.	27,226
803	Northwest Pipe Co.(c)	18,501
1,942	NOW, Inc.(c)	26,275
137	NV5 Global, Inc.(c)	9,695
347	Omega Flex, Inc.	21,965
2,123	Orion Group Holdings, Inc.(c)	8,959
217	P.A.M. Transportation Services, Inc.(c)	10,666
270	Park-Ohio Holdings Corp.	8,770
622	Patrick Industries, Inc.(c)	24,818
1,112	PGT Innovations, Inc.(c)	18,504
406	PICO Holdings, Inc.(c)	3,942
1,280	Pitney Bowes, Inc.	9,229
6,048	Plug Power, Inc.(b)(c)	8,286
344	Powell Industries, Inc.	9,601
144	Preformed Line Products Co.	7,992
391	Primoris Services Corp.	7,800
74	Proto Labs, Inc.(c)	9,187
645	Quad/Graphics, Inc.	8,714
1,357	Quanex Building Products Corp.	21,237
1,819	Radiant Logistics, Inc.(c)	8,986
237	Raven Industries, Inc.	8,767
138	RBC Bearings, Inc.(c)	19,240
581	Resources Connection, Inc.	9,708
906	REV Group, Inc.	7,529
733	Rexnord Corp.(c)	19,168
1,758	RR Donnelley & Sons Co.	8,966
274	Rush Enterprises, Inc., Class A	10,480
4,665	Safe Bulkers, Inc. (Greece)(c)	7,231
161	Saia, Inc.(c)	9,655
1,474	Scorpio Bulkers, Inc.	6,662
358	Simpson Manufacturing Co., Inc.	21,974
148	SiteOne Landscape Supply, Inc.(c)	7,888
192	SkyWest, Inc.	9,782
312	SP Plus Corp.(c)	10,327
1,227	Spartan Motors, Inc.	10,331

552	Sparton Corp.(c)	$10,151
145	Spirit Airlines, Inc.(c)	8,529
319	SPX Corp.(c)	9,490
275	SPX FLOW, Inc.(c)	9,012
123	Standex International Corp.	9,173
602	Steelcase, Inc., Class A	9,933
817	Sterling Construction Co., Inc.(c)	10,817
231	Sun Hydraulics Corp.	8,182
1,612	Sunrun, Inc.(c)	21,440
285	Systemax, Inc.	6,652
570	Team, Inc.(b)(c)	8,174
161	Tennant Co.	9,456
162	Tetra Tech, Inc.	8,941
886	Textainer Group Holdings Ltd. (China)(c)	11,536
399	Thermon Group Holdings, Inc.(c)	9,201
1,680	Titan International, Inc.	9,442
569	Titan Machinery, Inc.(c)	10,663
917	TPI Composites, Inc.(c)	27,758
309	Trex Co., Inc.(c)	21,556
317	TriMas Corp.(c)	9,190
207	TriNet Group, Inc.(c)	9,452
276	Triton International Ltd. (Bermuda)	9,922
669	Triumph Group, Inc.	11,942
368	TrueBlue, Inc.(c)	8,975
507	Tutor Perini Corp.(c)	8,725
557	Twin Disc, Inc.(c)	10,093
62	UniFirst Corp.	8,583
725	Universal Forest Products, Inc.	22,344
451	Universal Logistics Holdings, Inc.	9,191
602	Upwork, Inc.(c)	11,625
138	US Ecology, Inc.	8,786
1,533	US Xpress Enterprises, Inc., Class A(c)	11,314
581	USA Truck, Inc.(c)	10,377
396	Vectrus, Inc.(c)	9,975
722	Veritiv Corp.(c)	24,656
170	Viad Corp.	8,959
260	Vicor Corp.(c)	10,241
4,749	Vivint Solar, Inc.(b)(c)	20,848
285	VSE Corp.	9,300
660	Wabash National Corp.	9,200
309	WageWorks, Inc.(c)	9,749
124	Watts Water Technologies, Inc., Class A	9,284
283	Werner Enterprises, Inc.	9,316
993	Wesco Aircraft Holdings, Inc.(c)	8,679
249	Willdan Group, Inc.(c)	8,379
252	Willis Lease Finance Corp.(c)	9,647
743	Willscot Corp.(c)	7,616
114	Woodward, Inc.	10,357
1,980	YRC Worldwide, Inc.(c)	12,355

		3,030,698

	Information Technology - 12.5%
914	3D Systems Corp.(c)	11,663
2,559	8x8, Inc.(c)	45,064
1,589	A10 Networks, Inc.(c)	10,789
240	Acacia Communications, Inc.(c)	10,442
364	ACI Worldwide, Inc.(c)	10,760
956	ACM Research, Inc., Class A(c)	8,900
2,143	Adesto Technologies Corp.(b)(c)	10,565
861	ADTRAN, Inc.	12,553
213	Advanced Energy Industries, Inc.(c)	10,925
2,987	Aerohive Networks, Inc.(c)	11,410
661	Agilysys, Inc.(c)	11,700
192	Alarm.com Holdings, Inc.(c)	12,083
995	Alpha & Omega Semiconductor Ltd.(c)	11,850
349	Altair Engineering, Inc., Class A(c)	11,301
162	Alteryx, Inc., Class A(c)	11,526
267	Ambarella, Inc.(c)	10,146
1,224	Amber Road, Inc.(c)	10,661
986	American Software, Inc., Class A	10,905
1,563	Amkor Technology, Inc.(c)	12,504
380	Anaplan, Inc.(c)	11,928
174	Anixter International, Inc.(c)	10,564

Schedule of Investments(a)

168	AppFolio, Inc., Class A(c)	$10,636
532	Applied Optoelectronics, Inc.(b)(c)	9,246
1,126	Aquantia Corp.(c)	9,920
1,308	Arlo Technologies, Inc.(c)	9,405
1,807	Asure Software, Inc.(b)(c)	9,595
330	Avalara, Inc.(c)	13,157
573	Avaya Holdings Corp.(c)	9,689
1,575	Avid Technology, Inc.(c)	7,497
639	AVX Corp.	11,342
558	Axcelis Technologies, Inc.(c)	11,623
2,335	AXT, Inc.(c)	9,597
161	Badger Meter, Inc.	8,499
505	Bel Fuse, Inc., Class B	11,655
420	Belden, Inc.	22,516
463	Benchmark Electronics, Inc.	11,769
200	Benefitfocus, Inc.(c)	11,190
154	Blackbaud, Inc.	11,026
257	Blackline, Inc.(c)	12,228
202	Bottomline Technologies (DE), Inc.(c)	10,433
548	Box, Inc., Class A(c)	11,464
1,380	Brightcove, Inc.(c)	11,068
376	Brooks Automation, Inc.	11,705
195	Cabot Microelectronics Corp.	19,869
63	CACI International, Inc., Class A(c)	10,532
692	CalAmp Corp.(c)	9,972
1,089	Calix, Inc.(c)	11,848
706	Carbon Black, Inc.(c)	10,936
376	Carbonite, Inc.(c)	10,769
139	Cardtronics PLC, Class A(c)	3,763
686	Casa Systems, Inc.(c)	7,985
74	Cass Information Systems, Inc.	3,633
438	CEVA, Inc.(c)	12,457
993	ChannelAdvisor Corp.(c)	10,675
291	Ciena Corp.(c)	11,084
275	Cirrus Logic, Inc.(c)	10,216
834	Cision Ltd.(c)	10,342
956	Clearfield, Inc.(c)	11,252
1,694	Cloudera, Inc.(c)	22,869
591	Cohu, Inc.	10,366
175	CommVault Systems, Inc.(c)	11,562
392	Comtech Telecommunications Corp.	9,788
461	Control4 Corp.(c)	9,160
189	Cornerstone OnDemand, Inc.(c)	10,837
155	Coupa Software, Inc.(c)	13,479
441	Cray, Inc.(c)	9,676
226	Cree, Inc.(c)	11,397
300	CSG Systems International, Inc.	10,857
371	CTS Corp.	10,525
1,252	Daktronics, Inc.	9,428
818	DASAN Zhone Solutions, Inc.(c)	10,928
3,748	Diebold Nixdorf, Inc.	15,929
878	Digi International, Inc.(c)	10,413
552	Digimarc Corp.(c)	10,758
309	Diodes, Inc.(c)	10,392
454	Domo, Inc., Class B(b)(c)	12,258
2,696	Eastman Kodak Co.(b)(c)	7,845
225	Ebix, Inc.	12,852
1,443	eGain Corp.(c)	10,332
342	Electro Scientific Industries, Inc.(c)	10,260
325	Electronics For Imaging, Inc.(c)	8,583
156	Ellie Mae, Inc.(b)(c)	11,825
1,286	Endurance International Group Holdings, Inc.(c)	10,417
381	Entegris, Inc.	12,592
194	Envestnet, Inc.(c)	10,525
137	ePlus, Inc.(c)	10,853
183	Everbridge, Inc.(c)	11,320
682	Everi Holdings, Inc.(c)	4,535
151	EVERTEC, Inc.	4,178
172	Evo Payments, Inc., Class A(c)	4,326
2,182	Exela Technologies, Inc.(c)	8,597
157	ExlService Holdings, Inc.(c)	9,028

1,671	Extreme Networks, Inc.(c)	$12,633
209	Fabrinet (Thailand)(c)	11,880
202	FARO Technologies, Inc.(c)	8,589
459	Finisar Corp.(c)	10,456
1,688	Fitbit, Inc., Class A(c)	10,415
231	Five9, Inc.(c)	11,811
369	ForeScout Technologies, Inc.(c)	11,255
677	FormFactor, Inc.(c)	10,169
358	GTT Communications, Inc.(b)(c)	9,165
518	Hackett Group, Inc. (The)	9,319
1,874	Harmonic, Inc.(c)	9,913
75	HubSpot, Inc.(c)	11,873
190	I3 Verticals, Inc., Class A(c)	4,699
613	Ichor Holdings Ltd.(b)(c)	12,609
302	II-VI, Inc.(c)	11,464
1,191	Immersion Corp.(c)	11,303
582	Impinj, Inc.(b)(c)	8,916
2,401	Infinera Corp.(c)	10,564
2,054	Information Services Group, Inc.(c)	8,483
301	Inphi Corp.(c)	11,871
237	Insight Enterprises, Inc.(c)	10,883
213	Instructure, Inc.(b)(c)	8,420
211	Integrated Device Technology, Inc.(c)	10,307
141	InterDigital, Inc.	10,266
2,232	Internap Corp.(b)(c)	12,075
2,520	Iteris, Inc.(c)	9,702
168	Itron, Inc.(c)	9,178
686	j2 Global, Inc.	51,560
573	KEMET Corp.	10,154
623	Kimball Electronics, Inc.(c)	10,074
730	Knowles Corp.(c)	11,388
7,103	Kopin Corp.(c)	9,802
967	KVH Industries, Inc.(c)	10,811
1,532	Lattice Semiconductor Corp.(c)	11,950
3,922	Limelight Networks, Inc.(c)	12,237
509	LivePerson, Inc.(c)	11,946
230	LiveRamp Holdings, Inc.(c)	9,991
232	Lumentum Holdings, Inc.(c)	11,347
641	MACOM Technology Solutions Holdings, Inc.(c)	11,557
184	ManTech International Corp., Class A	10,372
125	MAXIMUS, Inc.	8,766
539	MaxLinear, Inc.(c)	10,575
4,196	Maxwell Technologies, Inc.(b)(c)	12,504
42	Mesa Laboratories, Inc.	9,514
435	Methode Electronics, Inc.	11,201
79	MicroStrategy, Inc., Class A(c)	10,024
404	MINDBODY, Inc., Class A(c)	14,730
964	Mitek Systems, Inc.(c)	10,633
2,218	MobileIron, Inc.(c)	10,757
725	Model N, Inc.(c)	10,520
2,160	MoneyGram International, Inc.(c)	4,601
597	Monotype Imaging Holdings, Inc.	9,910
192	MTS Systems Corp.	9,612
352	Nanometrics, Inc.(c)	10,768
557	Napco Security Technologies, Inc.(c)	8,750
1,505	NeoPhotonics Corp.(c)	10,866
201	NETGEAR, Inc.(c)	7,962
378	NetScout Systems, Inc.(c)	9,802
116	New Relic, Inc.(c)	11,791
816	NIC, Inc.	13,382
532	nLight, Inc.(c)	10,401
165	Novanta, Inc.(c)	11,497
107	NVE Corp.	10,196
638	OneSpan, Inc.(c)	9,308
119	OSI Systems, Inc.(c)	10,673
511	PAR Technology Corp.(c)	12,739
1,388	Park City Group, Inc.(c)	12,020
569	Park Electrochemical Corp.	12,962
135	Paylocity Holding Corp.(c)	9,589
338	PC Connection, Inc.	11,198
1,163	PDF Solutions, Inc.(c)	12,223

Schedule of Investments(a)

432	Perficient, Inc.(c)	$11,020
497	Perspecta, Inc.	9,965
1,655	PFSweb, Inc.(c)	10,079
1,014	Photronics, Inc.(c)	10,840
270	Plantronics, Inc.	10,473
187	Plexus Corp.(c)	10,494
160	Power Integrations, Inc.	10,560
722	Presidio, Inc.	11,501
949	PRGX Global, Inc.(c)	8,693
287	Progress Software Corp.	10,398
325	PROS Holdings, Inc.(c)	11,245
204	Q2 Holdings, Inc.(c)	12,124
244	QAD, Inc., Class A	10,287
124	Qualys, Inc.(c)	10,730
686	Quantenna Communications, Inc.(c)	10,249
1,259	Rambus, Inc.(c)	11,356
300	Rapid7, Inc.(c)	12,054
1,857	Ribbon Communications, Inc.(c)	10,362
96	Rogers Corp.(c)	12,183
511	Rudolph Technologies, Inc.(c)	11,099
410	SailPoint Technologies Holding, Inc.(c)	11,706
407	Sanmina Corp.(c)	12,707
269	ScanSource, Inc.(c)	10,305
272	Science Applications International Corp.	18,262
583	SecureWorks Corp., Class A(b)(c)	13,362
214	Semtech Corp.(c)	10,392
8,046	ServiceSource International, Inc.(c)	9,655
286	ShotSpotter, Inc.(b)(c)	13,774
122	Silicon Laboratories, Inc.(c)	9,333
327	SMART Global Holdings, Inc.(b)(c)	8,113
121	SPS Commerce, Inc.(c)	10,728
505	Stratasys Ltd.(c)	12,893
3,643	SunPower Corp.(b)(c)	21,166
342	Sykes Enterprises, Inc.(c)	9,429
267	Synaptics, Inc.(c)	10,627
127	SYNNEX Corp.	12,289
120	Tech Data Corp.(c)	11,476
3,564	Telaria, Inc.(c)	11,369
2,738	Telenav, Inc.(c)	12,129
389	Tenable Holdings, Inc.(c)	10,768
1,021	TiVo Corp.	11,364
58	Trade Desk, Inc. (The), Class A(c)	8,275
515	Travelport Worldwide Ltd.	8,065
319	TTEC Holdings, Inc.	10,664
1,021	TTM Technologies, Inc.(c)	11,721
159	Tucows, Inc., Class A(c)	11,706
1,222	Ultra Clean Holdings, Inc.(c)	14,493
849	Unisys Corp.(c)	11,105
353	Upland Software, Inc.(c)	11,028
2,571	USA Technologies, Inc.(b)(c)	15,195
176	Varonis Systems, Inc.(c)	10,398
1,317	Veeco Instruments, Inc.(c)	12,920
217	Verint Systems, Inc.(c)	10,496
155	ViaSat, Inc.(b)(c)	9,717
995	Viavi Solutions, Inc.(c)	11,064
3,087	VirnetX Holding Corp.(c)	15,744
248	Virtusa Corp.(c)	12,033
519	Vishay Intertechnology, Inc.	10,121
290	Vishay Precision Group, Inc.(c)	9,695
285	Workiva, Inc.(c)	11,942
573	Xperi Corp.	12,279
649	Yext, Inc.(c)	10,118
1,617	Zix Corp.(c)	11,513
243	Zscaler, Inc.(b)(c)	11,754

		2,548,008

	Materials - 7.0%
521	A. Schulman, Inc.(c)(d)	1,042
838	Advanced Emissions Solutions, Inc.(b)	9,495
762	AdvanSix, Inc.(c)	24,110
4,433	AgroFresh Solutions, Inc.(b)(c)	17,821
7,070	AK Steel Holding Corp.(b)(c)	20,856
758	Allegheny Technologies, Inc.(c)	20,762

1,185	American Vanguard Corp.	$20,761
4,433	Amyris, Inc.(c)	15,028
234	Balchem Corp.	19,427
787	Boise Cascade Co.	21,619
503	Carpenter Technology Corp.	23,772
2,233	Century Aluminum Co.(c)	20,544
182	Chase Corp.	18,349
679	Clearwater Paper Corp.(c)	22,896
2,334	Cleveland-Cliffs, Inc.	24,997
4,737	Coeur Mining, Inc.(c)	24,396
1,057	Commercial Metals Co.	18,445
413	Compass Minerals International, Inc.	21,579
1,138	Ferro Corp.(c)	18,970
1,201	FutureFuel Corp.	21,990
749	GCP Applied Technologies, Inc.(c)	18,875
4,678	Gold Resource Corp.	21,004
426	Greif, Inc., Class A	16,614
452	H.B. Fuller Co.	22,324
430	Hawkins, Inc.	17,841
643	Haynes International, Inc.	21,090
7,909	Hecla Mining Co.	21,354
226	Ingevity Corp.(c)	21,260
788	Innophos Holdings, Inc.	23,561
286	Innospec, Inc.	20,097
6,305	Intrepid Potash, Inc.(c)	19,609
204	Kaiser Aluminum Corp.	20,475
1,119	Koppers Holdings, Inc.(c)	25,502
804	Kraton Corp.(c)	22,673
1,613	Kronos Worldwide, Inc.	21,243
1,164	Livent Corp.(b)(c)	14,736
884	Louisiana-Pacific Corp.	21,552
2,903	LSB Industries, Inc.(c)	21,627
394	Materion Corp.	18,490
368	Minerals Technologies, Inc.	21,554
1,187	Myers Industries, Inc.	19,301
287	Neenah, Inc.	19,995
1,064	Olympic Steel, Inc.	20,503
2,745	OMNOVA Solutions, Inc.(c)	24,458
1,695	P.H. Glatfelter Co.	21,662
633	PolyOne Corp.	20,490
1,294	PQ Group Holdings, Inc.(c)	19,475
98	Quaker Chemical Corp.	20,037
1,622	Rayonier Advanced Materials, Inc.	23,487
2,505	Ryerson Holding Corp.(c)	17,610
734	Schnitzer Steel Industries, Inc., Class A	17,763
700	Schweitzer-Mauduit International, Inc.	22,442
330	Sensient Technologies Corp.	20,717
247	Stepan Co.	21,719
1,592	Summit Materials, Inc., Class A(c)	24,294
2,667	SunCoke Energy, Inc.(c)	29,977
1,180	Synalloy Corp.	18,644
5,072	Tahoe Resources, Inc.(c)	19,223
1,932	TimkenSteel Corp.(c)	24,594
2,852	Trecora Resources(c)	24,727
1,217	Tredegar Corp.	19,849
405	Trinseo SA	19,865
2,405	Tronox Ltd., Class A	21,068
577	UFP Technologies, Inc.(c)	19,041
264	United States Lime & Minerals, Inc.	18,219
1,111	Universal Stainless & Alloy Products, Inc.(c)	19,920
551	US Concrete, Inc.(c)	19,616
783	Verso Corp., Class A(c)	19,317
954	Warrior Met Coal, Inc.	27,408
497	Worthington Industries, Inc.	18,752

		1,432,513

	Real Estate - 2.4%
148	Acadia Realty Trust REIT	4,252
67	Agree Realty Corp. REIT	4,424
216	Alexander & Baldwin, Inc. REIT(c)	4,977
15	Alexander’s, Inc. REIT	4,996
185	Altisource Portfolio Solutions SA(c)	4,381

Schedule of Investments(a)

98	American Assets Trust, Inc. REIT	$4,208
310	American Realty Investors, Inc.(c)	4,055
149	Americold Realty Trust REIT	4,369
272	Armada Hoffler Properties, Inc. REIT	4,085
952	Ashford Hospitality Trust, Inc. REIT	4,712
427	Bluerock Residential Growth REIT, Inc. REIT	4,432
408	Braemar Hotels & Resorts, Inc. REIT	4,537
362	BRT Apartments Corp. REIT	4,710
203	CareTrust REIT, Inc. REIT	4,462
530	CatchMark Timber Trust, Inc., Class A REIT	4,871
1,629	CBL & Associates Properties, Inc. REIT(b)	4,056
1,190	Cedar Realty Trust, Inc. REIT	4,153
217	Chatham Lodging Trust REIT	4,386
145	Chesapeake Lodging Trust REIT	4,130
381	City Office REIT, Inc. REIT	4,404
320	Clipper Realty, Inc. REIT	4,144
134	Community Healthcare Trust, Inc. REIT	4,425
75	Consolidated-Tomoka Land Co.	4,580
191	CoreCivic, Inc. REIT	3,795
110	CorEnergy Infrastructure Trust, Inc. REIT(b)	3,939
330	CorePoint Lodging, Inc. REIT	4,039
499	Cousins Properties, Inc. REIT	4,416
239	Cushman & Wakefield PLC(c)	4,120
415	DiamondRock Hospitality Co. REIT	4,216
236	Easterly Government Properties, Inc. REIT	4,239
41	EastGroup Properties, Inc. REIT	4,242
293	Essential Properties Realty Trust, Inc. REIT	4,659
767	Farmland Partners, Inc. REIT(b)	4,303
130	First Industrial Realty Trust, Inc. REIT	4,254
298	Forestar Group, Inc.(c)	4,771
149	Four Corners Property Trust, Inc. REIT	4,208
586	Franklin Street Properties Corp. REIT	4,348
423	Front Yard Residential Corp. REIT	4,577
85	FRP Holdings, Inc.(c)	4,311
180	GEO Group, Inc. (The) REIT	4,059
129	Getty Realty Corp. REIT	4,136
219	Gladstone Commercial Corp. REIT	4,369
327	Gladstone Land Corp. REIT	3,950
458	Global Medical REIT, Inc. REIT	4,392
211	Global Net Lease, Inc. REIT	4,091
132	Griffin Industrial Realty, Inc.	4,439
185	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	4,179
136	Healthcare Realty Trust, Inc. REIT	4,391
226	Hersha Hospitality Trust REIT	4,188
109	HFF, Inc., Class A	4,515
401	Independence Realty Trust, Inc. REIT	4,190
315	Industrial Logistics Properties Trust REIT	6,769
194	InfraREIT, Inc. REIT	4,093
79	Innovative Industrial Properties, Inc. REIT	4,892
78	Investors Real Estate Trust REIT	4,592
401	iStar, Inc. REIT	3,846
194	Jernigan Capital, Inc. REIT	4,206
208	Kennedy-Wilson Holdings, Inc.	4,158
251	Kite Realty Group Trust REIT	4,174
468	Lexington Realty Trust REIT	4,497
93	LTC Properties, Inc. REIT	4,412
195	Mack-Cali Realty Corp. REIT	4,017
117	Marcus & Millichap, Inc.(c)	4,633
343	Maui Land & Pineapple Co., Inc.(c)	4,095
601	MedEquities Realty Trust, Inc. REIT	6,954
295	Monmouth Real Estate Investment Corp. REIT	4,053
51	National Health Investors, Inc. REIT	4,246
139	National Storage Affiliates Trust REIT	4,045
888	New Senior Investment Group, Inc. REIT	4,813
410	Newmark Group, Inc., Class A	4,285
116	NexPoint Residential Trust, Inc. REIT	4,340

259	NorthStar Realty Europe Corp. REIT	$4,349
185	Office Properties Income Trust REIT	5,926
157	One Liberty Properties, Inc. REIT	4,270
123	Pebblebrook Hotel Trust REIT	3,942
530	Pennsylvania Real Estate Investment Trust REIT(b)	3,906
234	Physicians Realty Trust REIT	4,238
229	Piedmont Office Realty Trust, Inc., Class A REIT	4,433
117	PotlatchDeltic Corp. REIT	4,315
276	Preferred Apartment Communities, Inc., Class A REIT	4,388
29	PS Business Parks, Inc. REIT	4,211
100	QTS Realty Trust, Inc., Class A REIT	4,211
136	RE/MAX Holdings, Inc., Class A	5,674
245	Redfin Corp.(b)(c)	4,383
234	Retail Opportunity Investments Corp. REIT	4,111
131	Rexford Industrial Realty, Inc. REIT	4,402
218	RLJ Lodging Trust REIT	4,044
63	RMR Group, Inc. (The), Class A	4,159
291	RPT Realty REIT	3,809
57	Ryman Hospitality Properties, Inc. REIT	4,580
219	Sabra Health Care REIT, Inc. REIT	4,498
215	Safety Income & Growth, Inc. REIT	3,793
78	Saul Centers, Inc. REIT	4,131
111	Seritage Growth Properties, Class A REIT(b)	4,463
460	Spirit MTA REIT	3,597
287	St. Joe Co. (The)(c)	4,466
157	STAG Industrial, Inc. REIT	4,329
153	Stratus Properties, Inc.(c)	3,626
394	Summit Hotel Properties, Inc. REIT	4,401
285	Sunstone Hotel Investors, Inc. REIT	4,076
175	Tanger Factory Outlet Centers, Inc. REIT(b)	3,981
237	Tejon Ranch Co.(c)	4,460
109	Terreno Realty Corp. REIT	4,397
186	Tier REIT, Inc. REIT	4,371
128	Transcontinental Realty Investors, Inc.(c)	4,294
912	Trinity Place Holdings, Inc.(c)	3,785
317	UMH Properties, Inc. REIT	4,448
60	Universal Health Realty Income Trust REIT	4,183
221	Urban Edge Properties REIT	4,513
199	Urstadt Biddle Properties, Inc., Class A REIT	4,263
671	Washington Prime Group, Inc. REIT	3,811
158	Washington Real Estate Investment Trust REIT	4,005
290	Whitestone REIT	4,112
211	Xenia Hotels & Resorts, Inc. REIT	3,960

		495,519

	Utilities - 7.3%
608	ALLETE, Inc.	46,779
717	American States Water Co.	48,555
1,326	Artesian Resources Corp., Class A	46,927
22,665	Atlantic Power Corp.(c)	56,889
1,095	Avista Corp.	45,826
728	Black Hills Corp.	49,424
5,501	Cadiz, Inc.(b)(c)	56,660
1,012	California Water Service Group	50,114
529	Chesapeake Utilities Corp.	47,912
2,689	Clearway Energy, Inc., Class C	40,577
724	Connecticut Water Service, Inc.	49,116
878	El Paso Electric Co.	46,113
485	IDACORP, Inc.	47,287
728	MGE Energy, Inc.	46,818
899	Middlesex Water Co.	50,524
974	New Jersey Resources Corp.	47,239
729	Northwest Natural Holding Co.	45,635
762	NorthWestern Corp.	48,699
565	ONE Gas, Inc.	46,415
908	Ormat Technologies, Inc.	52,401

Schedule of Investments(a)

960	Otter Tail Corp.	$46,512
2,349	Pattern Energy Group, Inc., Class A	49,987
1,100	PNM Resources, Inc.	46,849
993	Portland General Electric Co.	47,982
857	SJW Group	51,377
1,630	South Jersey Industries, Inc.	48,541
594	Southwest Gas Holdings, Inc.	46,522
617	Spire, Inc.	48,971
2,068	TerraForm Power, Inc., Class A	24,568
948	Unitil Corp.	49,732
1,434	York Water Co. (The)	47,179

		1,478,130

	Total Common Stocks & Other Equity Interests (Cost $20,631,249)	20,340,815

	Money Market Fund - 0.5%
109,554	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(f) (Cost $109,554)	109,554

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $20,740,803) - 100.5%	20,450,369

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.9%
1,610,123	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(f)(g) (Cost $1,610,123)	1,610,123

	Total Investments in Securities (Cost $22,350,926) - 108.4%	22,060,492
	Other assets less liabilities - (8.4)%	(1,710,246)

	Net Assets - 100.0%	$20,350,246

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)

Affiliated company. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2019.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$5,161	$927	$(1,729)	$5	$(130)	$4,234	$387

(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell 2000 Pure Growth ETF (PXSG)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communication Services - 4.3%
8,677	Boingo Wireless, Inc.(b)	$209,289
7,709	Cargurus, Inc.(b)	329,714
458	Cogent Communications Holdings, Inc.	22,190
10,395	Glu Mobile, Inc.(b)	101,247
77	Loral Space & Communications, Inc.(b)	2,781
12,682	Ooma, Inc.(b)	191,625
2,942	QuinStreet, Inc.(b)	56,016
17,062	Shenandoah Telecommunications Co.	812,663
16,718	TechTarget, Inc.(b)	242,411
30,130	TrueCar, Inc.(b)	282,619
66	Vonage Holdings Corp.(b)	601
5,638	World Wrestling Entertainment, Inc., Class A	464,233
8,460	Yelp, Inc.(b)	308,113

		3,023,502

	Consumer Discretionary - 13.8%
524	Asbury Automotive Group, Inc.(b)	37,021
2,986	At Home Group, Inc.(b)	65,812
7,256	BJ’s Restaurants, Inc.	361,567
11,578	Boot Barn Holdings, Inc.(b)	271,273
20,431	Camping World Holdings, Inc., Class A(c)	289,712
907	Cavco Industries, Inc.(b)	150,825
70	Chegg, Inc.(b)	2,465
3,137	Churchill Downs, Inc.	288,541
6,800	Crocs, Inc.(b)	195,296
2,736	Deckers Outdoor Corp.(b)	351,439
2,419	Dorman Products, Inc.(b)	207,913
12,783	Duluth Holdings, Inc., Class B(b)	305,258
9,019	Eldorado Resorts, Inc.(b)	420,466
2,304	Etsy, Inc.(b)	125,914
5,329	Five Below, Inc.(b)	659,357
5,822	Fox Factory Holding Corp.(b)	345,419
29,549	Funko, Inc., Class A(b)	512,675
31,937	GoPro, Inc., Class A(b)(c)	157,449
103,618	Groupon, Inc.(b)	390,640
5,672	Hudson Ltd., Class A(b)	73,055
10,199	Installed Building Products, Inc.(b)	429,480
1,929	iRobot Corp.(b)(c)	173,205
2,416	LCI Industries	199,175
7,922	Lindblad Expeditions Holdings, Inc.(b)	97,361
269	Malibu Boats, Inc., Class A(b)	10,908
10,550	MasterCraft Boat Holdings, Inc.(b)	230,307
1,881	Monro, Inc.	134,793
11,096	National Vision Holdings, Inc.(b)	352,409
641	Nutrisystem, Inc.	27,826
3,047	Ollie’s Bargain Outlet Holdings, Inc.(b)	238,184
1,886	Overstock.com, Inc.(b)(c)	32,722
11,410	PlayAGS, Inc.(b)	285,935
27,423	Remark Holdings, Inc.(b)(c)	54,846
5,890	Shake Shack, Inc., Class A(b)	281,306
4,540	Shutterfly, Inc.(b)	208,658
8,143	Shutterstock, Inc.	325,801
1,155	Skyline Champion Corp.	20,859
18,818	Sleep Number Corp.(b)	677,448
5,618	Sotheby’s(b)	226,911
588	Tailored Brands, Inc.	7,426
3,113	Texas Roadhouse, Inc.	189,395
1,524	TopBuild Corp.(b)	80,482
4,487	Turtle Beach Corp.(b)(c)	66,811
16,426	ZAGG, Inc.(b)	184,300

		9,748,645

	Consumer Staples - 3.1%
71,820	22nd Century Group, Inc.(b)(c)	$160,877
3,734	Calavo Growers, Inc.	303,798
12,919	Chefs’ Warehouse, Inc. (The)(b)	414,958
851	Coca-Cola Consolidated, Inc.	183,646
12,425	Freshpet, Inc.(b)	446,927
3,804	National Beverage Corp.	318,927
16,738	Primo Water Corp.(b)	218,096
633	Turning Point Brands, Inc.	22,415
894	USANA Health Sciences, Inc.(b)	104,688

		2,174,332

	Energy - 1.5%
1,253	Cactus, Inc., Class A(b)	41,123
49,730	Evolution Petroleum Corp.	371,483
7,423	Jagged Peak Energy, Inc.(b)(c)	78,164
10,041	Key Energy Services, Inc.(b)	16,769
1,386	Liberty Oilfield Services, Inc., Class A	21,081
6,291	Penn Virginia Corp.(b)	330,026
120,262	Profire Energy, Inc.(b)	200,838
1,025	Solaris Oilfield Infrastructure, Inc., Class A	15,416
4,072	Zion Oil & Gas, Inc.(b)	1,981

		1,076,881

	Financials - 5.0%
1,731	Axos Financial, Inc.(b)	52,553
9,851	Curo Group Holdings Corp.(b)	123,137
918	Diamond Hill Investment Group, Inc.	142,290
5,189	Elevate Credit, Inc.(b)	23,091
1,479	FirstCash, Inc.	121,914
11,833	Hamilton Lane, Inc., Class A	429,183
17,887	Health Insurance Innovations, Inc., Class A(b)(c)	685,787
6,120	Kinsale Capital Group, Inc.	354,960
2,290	LendingTree, Inc.(b)(c)	678,619
3,097	Moelis & Co., Class A	135,494
4,000	ServisFirst Bancshares, Inc.	135,000
7,091	Trupanion, Inc.(b)(c)	188,266
2,605	Westwood Holdings Group, Inc.	95,395
56,001	WisdomTree Investments, Inc.	375,207

		3,540,896

	Health Care - 29.1%
14,527	ACADIA Pharmaceuticals, Inc.(b)	330,925
13,009	Accelerate Diagnostics, Inc.(b)(c)	236,894
4,839	Addus HomeCare Corp.(b)	291,066
46,749	ADMA Biologics, Inc.(b)(c)	137,910
12,452	Agenus, Inc.(b)	41,963
1,781	Amicus Therapeutics, Inc.(b)	21,443
5,096	AMN Healthcare Services, Inc.(b)	330,170
6,174	ANI Pharmaceuticals, Inc.(b)	331,791
99,340	Antares Pharma, Inc.(b)(c)	300,007
12,992	Array BioPharma, Inc.(b)(c)	242,561
24,415	Arrowhead Pharmaceuticals, Inc.(b)(c)	344,740
91	Atrion Corp.	67,871
10,345	Avid Bioservices, Inc.(b)	39,828
4,167	AxoGen, Inc.(b)	68,755
7,640	BioSpecifics Technologies Corp.(b)	496,447
8,500	BioTelemetry, Inc.(b)	610,470
55,678	ChromaDex Corp.(b)	185,408
2,664	Coherus Biosciences, Inc.(b)	35,857
22,788	Corcept Therapeutics, Inc.(b)	254,770
6,047	CorVel Corp.(b)	377,756
24,965	CryoPort, Inc.(b)	261,883
10,843	Cutera, Inc.(b)	155,705
23,185	CytoSorbents Corp.(b)	173,656
1,273	Eloxx Pharmaceuticals, Inc.(b)	15,352
7,640	Ensign Group, Inc. (The)	332,875
560	Esperion Therapeutics, Inc.(b)(c)	26,012
658	Evolus, Inc.(b)(c)	10,758
213	FibroGen, Inc.(b)	12,088
24,586	Fluidigm Corp.(b)	212,669
22,252	GenMark Diagnostics, Inc.(b)	147,753
8,771	Genomic Health, Inc.(b)	664,929
61,885	Geron Corp.(b)	71,168

Schedule of Investments(a)

3,788	Glaukos Corp.(b)	$241,637
80	Global Blood Therapeutics, Inc.(b)	3,833
8,458	HealthEquity, Inc.(b)	527,272
13,732	Horizon Pharma PLC(b)	295,101
12,800	Idera Pharmaceuticals, Inc.(b)	32,384
14,619	ImmunoGen, Inc.(b)	76,750
19,360	Innoviva, Inc.(b)	331,056
53,282	Inovio Pharmaceuticals, Inc.(b)	266,943
669	Intercept Pharmaceuticals, Inc.(b)	80,735
4,941	Intersect ENT, Inc.(b)	146,599
2,665	IntriCon Corp.(b)	69,077
639	iRhythm Technologies, Inc.(b)	54,315
9,778	Ironwood Pharmaceuticals, Inc.(b)	133,567
688	LeMaitre Vascular, Inc.	16,402
29,300	Lexicon Pharmaceuticals, Inc.(b)	138,589
2,747	LHC Group, Inc.(b)	290,440
2,988	Ligand Pharmaceuticals, Inc.(b)	352,883
6,517	Medidata Solutions, Inc.(b)	462,446
3,648	Merit Medical Systems, Inc.(b)	206,221
9,362	Momenta Pharmaceuticals, Inc.(b)	111,033
4,974	Neogen Corp.(b)	302,966
46,048	NeoGenomics, Inc.(b)	765,318
2,025	Nevro Corp.(b)	98,334
3,719	Novocure Ltd.(b)	182,231
2,167	NxStage Medical, Inc.(b)	62,995
26,395	Ocular Therapeutix, Inc.(b)(c)	99,773
7,103	Omnicell, Inc.(b)	462,618
302	Optinose, Inc.(b)(c)	1,945
18,963	Oxford Immunotec Global PLC(b)	275,722
16,306	Pacific Biosciences of California, Inc.(b)	112,838
18,862	Pacira Pharmaceuticals, Inc.(b)	767,306
7,662	PTC Therapeutics, Inc.(b)	238,518
196	Puma Biotechnology, Inc.(b)	5,464
2,943	Quanterix Corp.(b)	61,980
9,221	Quidel Corp.(b)	535,095
6,273	Radius Health, Inc.(b)	114,608
11,128	RadNet, Inc.(b)	151,897
4,726	Revance Therapeutics, Inc.(b)	81,618
14,552	Simulations Plus, Inc.	280,272
318	Spark Therapeutics, Inc.(b)	15,207
13,014	Stemline Therapeutics, Inc.(b)	143,935
11,417	Supernus Pharmaceuticals, Inc.(b)	435,330
22,725	T2 Biosystems, Inc.(b)	79,537
6,046	Tabula Rasa HealthCare, Inc.(b)	364,453
686	Tactile Systems Technology, Inc.(b)	45,674
23,989	Tandem Diabetes Care, Inc.(b)	1,043,042
66,818	Teligent, Inc.(b)	113,591
56,032	TherapeuticsMD, Inc.(b)(c)	294,168
11,238	Theravance Biopharma, Inc.(b)(c)	292,750
30,153	TransEnterix, Inc.(b)(c)	82,016
1,339	US Physical Therapy, Inc.	141,787
16,249	Vanda Pharmaceuticals, Inc.(b)	440,835
26,292	Veracyte, Inc.(b)	478,251
20,140	Vericel Corp.(b)	346,408
52,143	ViewRay, Inc.(b)	374,908
10,247	Vocera Communications, Inc.(b)	418,283
4,813	Xencor, Inc.(b)	173,749

		20,554,185

	Industrials - 16.8%
9,981	AAON, Inc.	368,698
11,557	Advanced Drainage Systems, Inc.	294,704
11,108	Aerojet Rocketdyne Holdings, Inc.(b)	438,433
8,451	Air Transport Services Group, Inc.(b)	200,711
401	Allegiant Travel Co.	52,130
6,587	Allied Motion Technologies, Inc.	277,708
3,962	American Woodmark Corp.(b)	277,142
2,464	ASGN, Inc.(b)	155,207
9,123	Atkore International Group, Inc.(b)	211,562
5,046	Avis Budget Group, Inc.(b)	134,425
9,877	Axon Enterprise, Inc.(b)	503,826
2,529	Barrett Business Services, Inc.	158,442
21,944	BG Staffing, Inc.	565,497

33,251	Builders FirstSource, Inc.(b)	$439,578
2,202	Cimpress NV (Netherlands)(b)	183,140
5,024	Comfort Systems USA, Inc.	241,001
3,588	Douglas Dynamics, Inc.	127,015
2,510	Dycom Industries, Inc.(b)	145,706
19,675	Energous Corp.(b)(c)	146,776
71,868	Energy Recovery, Inc.(b)(c)	546,197
13,435	Evoqua Water Technologies Corp.(b)	145,232
2,669	Forward Air Corp.	156,217
3,514	Franklin Covey Co.(b)	85,601
411	Generac Holdings, Inc.(b)	21,754
50,925	HC2 Holdings, Inc.(b)(c)	173,654
7,662	Healthcare Services Group, Inc.(c)	334,216
1,398	Heidrick & Struggles International, Inc.	46,204
4,367	Insperity, Inc.	465,872
11,943	JELD-WEN Holding, Inc.(b)	213,063
1,254	John Bean Technologies Corp.	99,618
14,214	Kforce, Inc.	466,361
96	Lindsay Corp.	8,245
3,904	Omega Flex, Inc.	247,123
6,782	Patrick Industries, Inc.(b)	270,602
27,579	PGT Innovations, Inc.(b)	458,915
3,054	Proto Labs, Inc.(b)	379,154
1,339	RBC Bearings, Inc.(b)	186,683
527	Saia, Inc.(b)	31,604
3,176	Simpson Manufacturing Co., Inc.	194,943
7,930	SiteOne Landscape Supply, Inc.(b)	422,669
12,935	Spartan Motors, Inc.	108,913
3,792	Tennant Co.	222,704
13,606	TPI Composites, Inc.(b)	411,854
3,121	Trex Co., Inc.(b)	217,721
10,235	TriNet Group, Inc.(b)	467,330
367	Universal Logistics Holdings, Inc.	7,479
7,246	US Ecology, Inc.	461,353
2,218	Willdan Group, Inc.(b)	74,636

		11,847,618

	Information Technology - 24.8%
46,429	A10 Networks, Inc.(b)	315,253
19,710	ACM Research, Inc., Class A(b)	183,500
56,810	Aerohive Networks, Inc.(b)	217,014
6,766	Alarm.com Holdings, Inc.(b)	425,784
8,183	Altair Engineering, Inc., Class A(b)	264,966
2,370	Alteryx, Inc., Class A(b)	168,625
28,884	Amber Road, Inc.(b)	251,580
7,705	AppFolio, Inc., Class A(b)	487,804
6,216	Asure Software, Inc.(b)(c)	33,007
2,574	Badger Meter, Inc.	135,881
1,516	Benefitfocus, Inc.(b)	84,820
2,978	Blackbaud, Inc.	213,225
1,758	Blackline, Inc.(b)	83,646
2,128	Bottomline Technologies (DE), Inc.(b)	109,911
11,598	Box, Inc., Class A(b)	242,630
11,636	Carbonite, Inc.(b)	333,255
17,020	Cision Ltd.(b)	211,048
28,622	Cloudera, Inc.(b)	386,397
2,924	CommVault Systems, Inc.(b)	193,189
10,701	Cornerstone OnDemand, Inc.(b)	613,595
1,597	Coupa Software, Inc.(b)	138,875
48,899	Eastman Kodak Co.(b)(c)	142,296
2,813	Ebix, Inc.	160,679
4,591	Ellie Mae, Inc.(b)(c)	347,998
25,994	Endurance International Group Holdings, Inc.(b)	210,551
8,589	Entegris, Inc.	283,866
6,642	Envestnet, Inc.(b)	360,329
1,725	ePlus, Inc.(b)	136,655
6,791	Everbridge, Inc.(b)	420,091
48,907	Extreme Networks, Inc.(b)	369,737
8,838	Five9, Inc.(b)	451,887
3,377	ForeScout Technologies, Inc.(b)	102,999
3,605	GTT Communications, Inc.(b)(c)	92,288
4,320	HubSpot, Inc.(b)	683,899

Schedule of Investments(a)

4,741	Ichor Holdings Ltd.(b)(c)	$97,522
18,161	Immersion Corp.(b)	172,348
3,575	Impinj, Inc.(b)(c)	54,769
8,565	Instructure, Inc.(b)(c)	338,574
4,975	Integrated Device Technology, Inc.(b)	243,029
41,117	Iteris, Inc.(b)	158,300
30,082	Lattice Semiconductor Corp.(b)	234,640
10,076	LivePerson, Inc.(b)	236,484
2,269	Mesa Laboratories, Inc.	513,997
12,995	MINDBODY, Inc., Class A(b)	473,798
25,697	Mitek Systems, Inc.(b)	283,438
69,458	MobileIron, Inc.(b)	336,871
8,185	Nanometrics, Inc.(b)	250,379
2,972	New Relic, Inc.(b)	302,104
5,241	Novanta, Inc.(b)	365,193
2,785	OneSpan, Inc.(b)	40,633
742	Park City Group, Inc.(b)	6,426
10,977	Paylocity Holding Corp.(b)	779,696
3,427	Plantronics, Inc.	132,933
1,348	Progress Software Corp.	48,838
9,199	Q2 Holdings, Inc.(b)	546,697
1,498	Quantenna Communications, Inc.(b)	22,380
9,786	Rapid7, Inc.(b)	393,201
1,054	Rudolph Technologies, Inc.(b)	22,893
3,489	ShotSpotter, Inc.(b)	168,030
9,447	SMART Global Holdings, Inc.(b)(c)	234,380
5,689	SPS Commerce, Inc.(b)	504,387
1,173	Trade Desk, Inc. (The), Class A(b)	167,364
7,221	Tucows, Inc., Class A(b)	531,610
2,173	Upland Software, Inc.(b)	67,885
20,506	USA Technologies, Inc.(b)	121,190
3,885	Varonis Systems, Inc.(b)	229,526
4,275	Veritone, Inc.(b)(c)	22,786
6,597	Virtusa Corp.(b)	320,086
3,400	Workiva, Inc.(b)	142,460
6,560	Yext, Inc.(b)	102,270
2,332	Zix Corp.(b)	16,604

		17,541,001

	Materials - 1.5%
237	Balchem Corp.	19,676
2,235	Chase Corp.	225,333
65,338	Forterra, Inc.(b)(c)	335,184
9,433	Summit Materials, Inc., Class A(b)	143,947
9,393	US Concrete, Inc.(b)	334,391

		1,058,531

	Real Estate - 0.1%
5,365	Newmark Group, Inc., Class A	56,064

	Utilities - 0.0%
1,752	Spark Energy, Inc., Class A(c)	14,542

	Total Common Stocks (Cost $77,478,459)	70,636,197

	Money Market Fund - 0.2%
120,566	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $120,566)	120,566

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $77,599,025) - 100.2%	70,756,763

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 8.1%
5,723,626	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $5,723,626)	5,723,626

Total Investments in Securities (Cost $83,322,651) - 108.3%	$76,480,389
Other assets less liabilities - (8.3)%	(5,862,547)

Net Assets - 100.0%	$70,617,842

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell 2000 Pure Value ETF (PXSV)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 5.5%
4,521	AMC Entertainment Holdings, Inc., Class A(b)	$66,233
8,239	ATN International, Inc.	614,465
5,802	Cars.com, Inc.(c)	158,453
35,862	Consolidated Communications Holdings, Inc.	383,006
8,894	E.W. Scripps Co. (The), Class A	167,029
3,471	Emerald Expositions Events, Inc.	49,288
116,574	Fluent, Inc.(c)	550,229
34,206	Gannett Co., Inc.	379,344
275	Gray Television, Inc.(c)	4,595
40,556	Iridium Communications, Inc.(c)	785,975
13,900	National CineMedia, Inc.	96,049
12,917	Scholastic Corp.	538,510
30,395	Spok Holdings, Inc.	420,667

		4,213,843

	Consumer Discretionary - 9.6%
3,454	Abercrombie & Fitch Co., Class A	74,848
1,082	Acushnet Holdings Corp.	24,875
10,307	Adtalem Global Education, Inc.(c)	504,012
7,601	American Axle & Manufacturing Holdings, Inc.(c)	112,343
6,439	Ascena Retail Group, Inc.(c)	15,776
86,726	Barnes & Noble, Inc.	522,958
29,916	Big 5 Sporting Goods Corp.(b)	102,911
10,160	Cato Corp. (The), Class A	150,876
4,006	Chico’s FAS, Inc.	23,235
24,920	Container Store Group, Inc. (The)(c)	178,427
22,323	Cooper Tire & Rubber Co.	785,770
19,927	Del Taco Restaurants, Inc.(c)	207,042
894	Dillard’s, Inc., Class A(b)	59,710
27,377	El Pollo Loco Holdings, Inc.(c)	451,447
7,010	Ethan Allen Interiors, Inc.	133,050
5,890	Express, Inc.(c)	31,217
25,751	GameStop Corp., Class A(b)	292,016
669	Genesco, Inc.(c)	30,225
4,190	Haverty Furniture Cos., Inc.	85,350
2,281	International Speedway Corp., Class A	99,109
255,067	J.C. Penney Co., Inc.(b)(c)	336,688
23,507	Motorcar Parts of America, Inc.(c)	470,140
186,916	Office Depot, Inc.	551,402
64,720	Pier 1 Imports, Inc.	52,792
10,972	Red Lion Hotels Corp.(c)	101,491
23,146	Regis Corp.(c)	431,673
2,622	Rocky Brands, Inc.	70,296
30,177	Speedway Motorsports, Inc.	487,057
4,887	Superior Industries International, Inc.	25,168
6,063	Tower International, Inc.	176,373
10,077	Unifi, Inc.(c)	215,547
38,072	Vera Bradley, Inc.(c)	340,744
5,832	Weyco Group, Inc.	156,706

		7,301,274

	Consumer Staples - 3.2%
1,052	Andersons, Inc. (The)	36,873
60,890	Dean Foods Co.	253,911
13,381	Edgewell Personal Care Co.(c)	527,880
44,562	Natural Grocers by Vitamin Cottage, Inc.(c)	608,717
12,065	Pyxus International, Inc.(b)(c)	195,815
33,789	Rite Aid Corp.(c)	27,143
2,308	Sanderson Farms, Inc.	284,115

35,209	Smart & Final Stores, Inc.(c)	$212,310
61	SpartanNash Co.	1,266
3,232	Universal Corp.	186,486
1,602	Weis Markets, Inc.	77,729

		2,412,245

	Energy - 8.2%
26,208	Approach Resources, Inc.(c)	25,246
3,218	Basic Energy Services, Inc.(c)	15,286
14,291	Bristow Group, Inc.(b)(c)	47,017
103,500	Clean Energy Fuels Corp.(c)	196,650
170,402	Cloud Peak Energy, Inc.(c)	63,577
149,766	DHT Holdings, Inc.	606,552
34,399	Diamond Offshore Drilling, Inc.(c)	375,981
15,737	Era Group, Inc.(c)	148,243
85,887	Frontline Ltd. (Norway)(c)	442,318
3,453	Green Plains, Inc.	49,067
10,880	Gulfport Energy Corp.(c)	91,283
18,344	Halcon Resources Corp.(c)	30,084
11,235	HighPoint Resources Corp.(c)	31,458
19,836	International Seaways, Inc.(c)	359,428
27,870	McDermott International, Inc.(c)	245,813
6,042	Midstates Petroleum Co., Inc.(c)	58,487
39,851	Noble Corp. PLC(c)	131,508
161,826	Nordic American Tankers Ltd.	331,743
135,237	Overseas Shipholding Group, Inc., Class A(c)	244,779
5,325	Peabody Energy Corp.	190,103
2,009	Rowan Cos. PLC, Class A(c)	24,490
3,798	Scorpio Tankers, Inc. (Monaco)	71,137
3,703	SEACOR Holdings, Inc.(c)	153,267
7,764	SEACOR Marine Holdings, Inc.(c)	102,873
6,519	SemGroup Corp., Class A	104,434
39,436	Ship Finance International Ltd. (Norway)	479,542
8,144	SilverBow Resources, Inc.(c)	197,981
659	Talos Energy, Inc.(c)	12,587
52,216	Teekay Corp. (Bermuda)	183,278
27,418	Tidewater, Inc.(c)	590,035
31,324	Ultra Petroleum Corp.(c)	22,553
3,714	Unit Corp.(c)	59,276
23,250	World Fuel Services Corp.	578,693

		6,264,769

	Financials - 27.5%
8,582	American Equity Investment Life Holding Co.	268,788
115,806	Anworth Mortgage Asset Corp. REIT	517,653
22,891	Arbor Realty Trust, Inc. REIT	273,776
24,885	Arlington Asset Investment Corp., Class A	214,509
16,493	ARMOUR Residential REIT, Inc. REIT	346,683
1,373	Associated Capital Group, Inc., Class A(b)	58,201
7,259	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	136,324
13,946	Bancorp, Inc. (The)(c)	118,262
188	BankFinancial Corp.	2,820
659	Beneficial Bancorp, Inc.	10,274
8,936	Berkshire Hills Bancorp, Inc.	243,506
8,362	Boston Private Financial Holdings, Inc.	96,999
16,236	Cannae Holdings, Inc.(c)	314,004
10,349	Capitol Federal Financial, Inc.	133,192
66,468	Capstead Mortgage Corp. REIT	489,869
5,162	CBTX, Inc.	166,475
8,042	Civista Bancshares, Inc.	150,627
2,084	CNO Financial Group, Inc.	37,262
4,020	Community Bank System, Inc.	240,999
6,962	Community Trust Bancorp, Inc.	282,727
27,974	Dime Community Bancshares, Inc.	551,647
74,571	Dynex Capital, Inc. REIT	448,917
7,866	eHealth, Inc.(c)	481,085
10,160	Employers Holdings, Inc.	430,479
57,212	Exantas Capital Corp. REIT	604,731
24,871	EZCORP, Inc., Class A(c)	231,798
2,181	FBL Financial Group, Inc., Class A	153,150
27,706	FGL Holdings(c)	219,154

Schedule of Investments(a)

5,206	Financial Institutions, Inc.	$139,625
3,981	First Bancshares, Inc. (The)	129,024
1,508	First Commonwealth Financial Corp.	20,509
3,217	First Community Bancshares, Inc.	110,343
7,564	First Financial Corp.	313,679
4,116	First Internet Bancorp	82,320
6,259	First Mid-Illinois Bancshares, Inc.	203,918
8,998	First United Corp.	145,768
4,494	Flagstar Bancorp, Inc.	138,640
8,943	Flushing Financial Corp.	198,356
368	Franklin Financial Network, Inc.	11,728
867	Fulton Financial Corp.	13,915
175,252	Genworth Financial, Inc., Class A(c)	848,220
8,072	Great Southern Bancorp, Inc.	430,561
2,979	Heartland Financial USA, Inc.	135,127
19,522	HomeStreet, Inc.(c)	477,703
4,843	Hope Bancorp, Inc.	69,303
92	Horace Mann Educators Corp.	3,832
5,239	Horizon Bancorp, Inc.	84,557
1,507	IBERIABANK Corp.	111,352
1,850	International Bancshares Corp.	65,620
13,636	Invesco Mortgage Capital, Inc. REIT(d)	219,540
11,819	Lakeland Bancorp, Inc.	184,967
27,299	Luther Burbank Corp.	257,976
5,646	Mercantile Bank Corp.	187,447
55,325	MGIC Investment Corp.(c)	690,456
7,787	Mr Cooper Group, Inc.(c)	119,842
861	National Western Life Group, Inc., Class A	261,141
4,611	NBT Bancorp, Inc.	164,244
4,468	Nelnet, Inc., Class A	235,017
99,742	New York Mortgage Trust, Inc. REIT	626,380
6,249	Nicolet Bankshares, Inc.(c)	341,758
23,580	Northwest Bancshares, Inc.	415,951
46,453	Ocwen Financial Corp.(c)	78,041
7,507	OFG Bancorp	145,486
17,144	Old National Bancorp	276,704
8,843	Oppenheimer Holdings, Inc., Class A	238,142
62,939	Orchid Island Capital, Inc. REIT(b)	436,797
24,011	Oritani Financial Corp.	404,825
7,675	Parke Bancorp, Inc.	150,584
19,662	Pennymac Financial Services, Inc.	406,610
18,472	PennyMac Mortgage Investment Trust REIT	373,873
5,152	Peoples Bancorp, Inc.	164,864
4,477	ProAssurance Corp.	190,989
9,362	Provident Financial Services, Inc.	231,335
10,782	Radian Group, Inc.	207,446
35,160	Redwood Trust, Inc. REIT	567,131
930	Safety Insurance Group, Inc.	76,548
137	SmartFinancial, Inc.(c)	2,644
3,577	Towne Bank	92,859
5,241	TPG RE Finance Trust, Inc. REIT	103,929
23,603	TrustCo Bank Corp. NY	183,159
10,119	Trustmark Corp.	319,052
1,420	Union Bankshares Corp.	44,815
10,526	United Bankshares, Inc./WV	372,305
6,800	United Community Financial Corp.	64,464
280	United Financial Bancorp, Inc.	4,147
8,311	Univest Financial Corp.	195,225
15,237	Waddell & Reed Financial, Inc., Class A(b)	260,857
7,666	Washington Federal, Inc.	223,004
11,643	WesBanco, Inc.	472,822

		20,951,387

	Health Care - 3.6%
13,014	AngioDynamics, Inc.(c)	274,595
9,207	Ardelyx, Inc.(c)	19,335
3,745	Avanos Medical, Inc.(c)	170,585
3,077	Brookdale Senior Living, Inc.(c)	25,078
55,141	Chimerix, Inc.(c)	128,478
4,520	Concert Pharmaceuticals, Inc.(c)	63,958
12,418	Five Prime Therapeutics, Inc.(c)	139,702
18,162	Invacare Corp.(b)	93,353

35,573	Mallinckrodt PLC(c)	$777,626
229,811	PDL BioPharma, Inc.(c)	730,799
23,576	Prothena Corp. PLC (Ireland)(c)	277,018
51,274	Tetraphase Pharmaceuticals, Inc.(c)	63,067

		2,763,594

	Industrials - 10.4%
4,427	ABM Industries, Inc.	151,359
129,133	Acacia Research Corp.(c)	392,564
10,750	ACCO Brands Corp.	94,923
22,257	Aircastle Ltd.	463,836
9,997	Ameresco, Inc., Class A(c)	149,255
1,642	Atlas Air Worldwide Holdings, Inc.(c)	87,387
47,095	Babcock & Wilcox Enterprises, Inc.(c)	27,649
19,850	Briggs & Stratton Corp.	255,668
3,815	CBIZ, Inc.(c)	74,774
3,845	CECO Environmental Corp.(c)	26,454
48,306	Costamare, Inc. (Monaco)	245,395
85,345	Eagle Bulk Shipping, Inc.(c)	350,768
5,737	Encore Wire Corp.	309,224
8,974	Ennis, Inc.	178,044
6,701	Esterline Technologies Corp.(c)	815,512
5,862	FreightCar America, Inc.(c)	41,737
948	FTI Consulting, Inc.(c)	64,767
2,127	GATX Corp.	160,971
26,854	Genco Shipping & Trading Ltd.(c)	197,914
4,849	Great Lakes Dredge & Dock Corp.(c)	34,282
18,059	Hertz Global Holdings, Inc.(c)	299,599
10,099	Huron Consulting Group, Inc.(c)	488,287
25,371	KBR, Inc.	436,381
11,842	Kelly Services, Inc., Class A	265,261
24,083	LSC Communications, Inc.	190,978
8,963	Manitowoc Co., Inc. (The)(c)	136,417
91	Navigant Consulting, Inc.	2,359
14,692	Northwest Pipe Co.(c)	338,504
4,308	NOW, Inc.(c)	58,287
1,721	Park-Ohio Holdings Corp.	55,898
26,952	PICO Holdings, Inc.(c)	261,704
13,086	Powell Industries, Inc.	365,230
119	Preformed Line Products Co.	6,605
4,804	Quanex Building Products Corp.	75,183
12,674	RR Donnelley & Sons Co.	64,637
135,834	Safe Bulkers, Inc. (Greece)(c)	210,543
1,987	Scorpio Bulkers, Inc.	8,981
17,512	Titan Machinery, Inc.(c)	328,175
6,643	Triumph Group, Inc.	118,578
1,747	Veritiv Corp.(c)	59,660

		7,893,750

	Information Technology - 8.9%
11,949	ADTRAN, Inc.	174,216
8,946	Alpha & Omega Semiconductor Ltd.(c)	106,547
2,558	Anixter International, Inc.(c)	155,296
16,643	Avaya Holdings Corp.(c)	281,433
28,411	AVX Corp.	504,295
16,850	Benchmark Electronics, Inc.	428,327
14,463	Ciena Corp.(c)	550,896
45,022	Digi International, Inc.(c)	533,961
23,881	Finisar Corp.(c)	544,009
64,585	Harmonic, Inc.(c)	341,655
2,738	Kimball Electronics, Inc.(c)	44,273
39,438	Knowles Corp.(c)	615,233
7,864	ManTech International Corp., Class A	443,294
12,306	Maxwell Technologies, Inc.(b)(c)	36,672
43,712	NeoPhotonics Corp.(c)	315,601
5,292	NetScout Systems, Inc.(c)	137,222
52,835	Ribbon Communications, Inc.(c)	294,819
8,251	Sanmina Corp.(c)	257,596
13,464	Stratasys Ltd.(c)	343,736
3,532	Sykes Enterprises, Inc.(c)	97,377
1,625	Tech Data Corp.(c)	155,399
31,213	TiVo Corp.	347,401
1,028	ViaSat, Inc.(b)(c)	64,445

		6,773,703

Schedule of Investments(a)

	Materials - 2.1%
35,083	AgroFresh Solutions, Inc.(b)(c)	$141,034
12,142	Clearwater Paper Corp.(c)	409,428
1,663	FutureFuel Corp.	30,450
61,420	Intrepid Potash, Inc.(c)	191,016
23,668	LSB Industries, Inc.(c)	176,327
32	Materion Corp.	1,502
6,148	Olympic Steel, Inc.	118,472
17,476	P.H. Glatfelter Co.	223,343
1,093	Stepan Co.	96,107
10,187	SunCoke Energy, Inc.(c)	114,502
9,158	TimkenSteel Corp.(c)	116,581

		1,618,762

	Real Estate - 15.7%
15,552	Acadia Realty Trust REIT	446,809
5,620	Agree Realty Corp. REIT	371,089
2,445	Alexander & Baldwin, Inc. REIT(c)	56,333
29,591	Ashford Hospitality Trust, Inc. REIT	146,475
45,627	Braemar Hotels & Resorts, Inc. REIT	507,372
28,844	CatchMark Timber Trust, Inc., Class A REIT	265,076
115,765	CBL & Associates Properties, Inc. REIT(b)	288,255
102,565	Cedar Realty Trust, Inc. REIT	357,952
14,790	Chatham Lodging Trust REIT	298,906
1,518	Chesapeake Lodging Trust REIT	43,233
13,725	CoreCivic, Inc. REIT	272,716
15,552	CorEnergy Infrastructure Trust, Inc. REIT(b)	556,917
48,156	Cousins Properties, Inc. REIT	426,181
32,647	DiamondRock Hospitality Co. REIT	331,694
40,358	Franklin Street Properties Corp. REIT	299,456
32,916	Front Yard Residential Corp. REIT	356,151
3,261	Getty Realty Corp. REIT	104,548
58,672	Global Medical REIT, Inc. REIT	562,664
12,696	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	286,803
9,148	Healthcare Realty Trust, Inc. REIT	295,389
61,338	Independence Realty Trust, Inc. REIT	640,982
9,088	Industrial Logistics Properties Trust REIT	195,301
4,061	Investors Real Estate Trust REIT	239,071
10,706	Kite Realty Group Trust REIT	178,041
33,854	Lexington Realty Trust REIT	325,337
17,864	Mack-Cali Realty Corp. REIT	367,998
24,039	MedEquities Realty Trust, Inc. REIT	278,131
10,543	NorthStar Realty Europe Corp. REIT	177,017
9,363	Office Properties Income Trust REIT	299,897
7,804	Piedmont Office Realty Trust, Inc., Class A REIT	151,085
1,155	RLJ Lodging Trust REIT	21,425
31,090	RPT Realty REIT	406,968
13,457	Sabra Health Care REIT, Inc. REIT	276,407
16,534	Safety Income & Growth, Inc. REIT	291,660
3,137	Seritage Growth Properties, Class A REIT	126,139
31,478	Summit Hotel Properties, Inc. REIT	351,609
32,742	Sunstone Hotel Investors, Inc. REIT	468,211
3,427	Tejon Ranch Co.(c)	64,496
15,303	Tier REIT, Inc. REIT	359,620
54,744	Washington Prime Group, Inc. REIT	310,946
8,279	Whitestone REIT	117,396
1,693	Xenia Hotels & Resorts, Inc. REIT	31,778

		11,953,534

	Utilities - 5.2%
1,518	ALLETE, Inc.	116,795
16,906	AquaVenture Holdings Ltd.(c)	355,533
99,628	Atlantic Power Corp.(c)	250,066
9,439	Avista Corp.	395,022
5,682	Black Hills Corp.	385,751
3,522	Clearway Energy, Inc., Class C	53,147
9,828	Consolidated Water Co. Ltd. (Cayman Islands)	128,255
757	El Paso Electric Co.	39,758
2,498	Northwest Natural Holding Co.	156,375

9,772	NorthWestern Corp.	$624,528
574	ONE Gas, Inc.	47,154
641	Ormat Technologies, Inc.	36,992
200	Pattern Energy Group, Inc., Class A	4,256
6,601	PNM Resources, Inc.	281,137
11,506	Portland General Electric Co.	555,970
6,242	Spire, Inc.	495,428

		3,926,167

	Total Common Stocks & Other Equity Interests (Cost $78,902,168)	76,073,028

	Money Market Fund - 0.2%
118,347	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $118,347)	118,347

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $79,020,515) - 100.1%	76,191,375

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.9%
2,189,359	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $2,189,359)	2,189,359

	Total Investments in Securities (Cost $81,209,874) - 103.0%	78,380,734
	Other assets less liabilities - (3.0)%	(2,248,248)

	Net Assets - 100.0%	$76,132,486

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)	Non-income producing security.
(d)

Affiliated company. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2019.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$407,568	$174,970	$(364,961)	$(13,836)	$15,799	$219,540	$14,821

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell Midcap Equal Weight ETF (EQWM)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 4.0%
368	AMC Networks, Inc., Class A(b)	$23,162
24	Cable One, Inc.	21,224
430	CBS Corp., Class B	21,268
3,986	CenturyLink, Inc.	61,066
509	Cinemark Holdings, Inc.	20,828
737	Discovery, Inc., Class A(b)	20,916
669	DISH Network Corp., Class A(b)	20,518
446	GCI Liberty, Inc., Class A(b)	22,701
141	IAC/InterActiveCorp.(b)	29,791
888	Interpublic Group of Cos., Inc. (The)	20,202
405	John Wiley & Sons, Inc., Class A	20,971
261	Liberty Broadband Corp., Class C(b)	22,190
647	Liberty Media Corp.-Liberty Formula One, Class C(b)	20,296
530	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	21,179
1,308	Lions Gate Entertainment Corp., Class A	24,028
377	Live Nation Entertainment, Inc.(b)	20,173
78	Madison Square Garden Co. (The), Class A(b)	21,676
609	Match Group, Inc.(c)	32,575
1,636	News Corp., Class A	20,990
268	Omnicom Group, Inc.	20,872
3,303	Sirius XM Holdings, Inc.(c)	19,257
11,073	Sprint Corp.(b)	69,096
242	Take-Two Interactive Software, Inc.(b)	25,543
1,958	Telephone & Data Systems, Inc.	70,919
455	Tribune Media Co., Class A	20,889
336	TripAdvisor, Inc.(b)	19,280
715	Twitter, Inc.(b)	23,995
1,236	United States Cellular Corp.(b)	71,169
709	Viacom, Inc., Class B	20,859
2,694	Zayo Group Holdings, Inc.(b)	73,950
358	Zillow Group, Inc., Class C(b)	12,562
6,898	Zynga, Inc., Class A(b)	30,903

		945,048

	Consumer Discretionary - 8.9%
1,114	Adient PLC	21,990
124	Advance Auto Parts, Inc.	19,741
309	Aptiv PLC	24,451
630	Aramark	20,758
616	AutoNation, Inc.(b)	23,870
24	AutoZone, Inc.(b)	20,336
369	Best Buy Co., Inc.	21,860
598	BorgWarner, Inc.	24,458
181	Bright Horizons Family Solutions, Inc.(b)	20,958
437	Brunswick Corp.	21,990
127	Burlington Stores, Inc.(b)	21,807
2,778	Caesars Entertainment Corp.(b)(c)	25,391
550	Capri Holdings, Ltd.(b)	23,364
331	CarMax, Inc.(b)	19,456
252	Carter’s, Inc.	20,891
44	Chipotle Mexican Grill, Inc.(b)	23,303
283	Choice Hotels International, Inc.	22,402
244	Columbia Sportswear Co.	21,762
571	D.R. Horton, Inc.	21,955
198	Darden Restaurants, Inc.	20,776
603	Dick’s Sporting Goods, Inc.	21,292
194	Dollar General Corp.	22,393
242	Dollar Tree, Inc.(b)	23,433

82	Domino’s Pizza, Inc.	$23,266
291	Dunkin’ Brands Group, Inc.	19,901
172	Expedia Group, Inc.	20,511
1,207	Extended Stay America, Inc.	20,640
754	Floor & Decor Holdings, Inc., Class A(b)(c)	25,855
413	Foot Locker, Inc.	23,083
932	frontdoor, Inc.(b)	27,699
774	Gap, Inc. (The)	19,691
312	Garmin Ltd.	21,584
998	Gentex Corp.	21,138
206	Genuine Parts Co.	20,563
966	Goodyear Tire & Rubber Co. (The)	20,470
33	Graham Holdings Co., Class B	21,945
190	Grand Canyon Education, Inc.(b)	17,659
322	GrubHub, Inc.(b)	25,889
763	H&R Block, Inc.	17,999
1,494	Hanesbrands, Inc.	22,395
590	Harley-Davidson, Inc.	21,747
246	Hasbro, Inc.	22,278
733	Hilton Grand Vacations, Inc.(b)	22,239
285	Hilton Worldwide Holdings, Inc.	21,227
306	Hyatt Hotels Corp., Class A	21,392
1,278	International Game Technology PLC(c)	20,908
337	Kohl’s Corp.	23,149
660	L Brands, Inc.	18,374
166	Lear Corp.	25,552
563	Leggett & Platt, Inc.	23,060
504	Lennar Corp., Class A	23,900
817	LKQ Corp.(b)	21,422
171	Lululemon Athletica, Inc.(b)	25,275
669	Macy’s, Inc.	17,595
1,706	Mattel, Inc.(b)(c)	20,199
774	MGM Resorts International	22,787
1,365	Michaels Cos., Inc. (The)(b)	18,919
174	Mohawk Industries, Inc.(b)	22,409
905	Newell Brands, Inc.	19,195
421	Nordstrom, Inc.	19,539
436	Norwegian Cruise Line Holdings Ltd.(b)	22,423
9	NVR, Inc.(b)	23,940
58	O’Reilly Automotive, Inc.(b)	19,990
532	Penske Automotive Group, Inc.	24,940
257	Polaris Industries, Inc.	21,557
137	Pool Corp.	20,538
799	PulteGroup, Inc.	22,220
218	PVH Corp.	23,786
1,000	Qurate Retail, Inc.(b)	21,750
199	Ralph Lauren Corp.	23,112
255	Ross Stores, Inc.	23,491
196	Royal Caribbean Cruises Ltd.	23,530
467	Service Corp. International	20,044
539	ServiceMaster Global Holdings, Inc.(b)	21,016
351	Six Flags Entertainment Corp.	21,618
877	Skechers U.S.A., Inc., Class A(b)	23,828
592	Tapestry, Inc.	22,916
424	Tempur Sealy International, Inc.(b)	22,480
382	Thor Industries, Inc.	24,876
246	Tiffany & Co.	21,828
632	Toll Brothers, Inc.	23,346
224	Tractor Supply Co.	19,130
82	Ulta Beauty, Inc.(b)	23,937
1,098	Under Armour, Inc., Class A(b)	22,772
613	Urban Outfitters, Inc.(b)	19,800
93	Vail Resorts, Inc.	17,508
270	VF Corp.	22,726
331	Visteon Corp.(b)	25,451
198	Wayfair, Inc., Class A(b)	21,673
1,206	Wendy’s Co. (The)	20,888
176	Whirlpool Corp.	23,410
393	Williams-Sonoma, Inc.(c)	21,391
313	Wyndham Destinations, Inc.	13,190
427	Wyndham Hotels & Resorts, Inc.	20,961
191	Wynn Resorts Ltd.	23,495
565	Yum China Holdings, Inc. (China)	20,594

		2,100,246

Schedule of Investments(a)

	Consumer Staples - 10.7%
1,830	Archer-Daniels-Midland Co.	$82,167
1,730	Brown-Forman Corp., Class B	81,743
1,393	Bunge Ltd.	76,713
2,089	Campbell Soup Co.	74,013
602	Casey’s General Stores, Inc.	77,465
1,189	Church & Dwight Co., Inc.	76,821
498	Clorox Co. (The)	73,893
2,716	Conagra Brands, Inc.	58,774
2,712	Coty, Inc., Class A	21,045
1,682	Energizer Holdings, Inc.	79,727
4,210	Flowers Foods, Inc.	82,769
4,289	Hain Celestial Group, Inc. (The)(b)	78,617
1,414	Herbalife Nutrition Ltd.(b)	84,416
747	Hershey Co. (The)	79,257
1,815	Hormel Foods Corp.	76,811
851	Ingredion, Inc.	84,249
793	JM Smucker Co. (The)	83,170
1,348	Kellogg Co.	79,545
3,143	Keurig Dr Pepper, Inc.	85,552
2,764	Kroger Co. (The)	78,304
1,058	Lamb Weston Holdings, Inc.	76,493
528	McCormick & Co., Inc.	65,282
1,302	Molson Coors Brewing Co., Class B	86,726
1,281	Nu Skin Enterprises, Inc., Class A	84,098
4,839	Pilgrim’s Pride Corp.(b)	98,038
888	Post Holdings, Inc.(b)	82,424
22	Seaboard Corp.	85,012
1,806	Spectrum Brands Holdings, Inc.	100,919
3,414	Sprouts Farmers Market, Inc.(b)	81,868
1,505	TreeHouse Foods, Inc.(b)	87,832
1,466	Tyson Foods, Inc., Class A	90,775
2,590	US Foods Holding Corp.(b)	87,335

		2,541,853

	Energy - 10.3%
4,912	Antero Resources Corp.(b)	49,415
1,905	Apache Corp.	62,522
1,887	Apergy Corp.(b)	63,441
2,469	Cabot Oil & Gas Corp.	61,602
4,364	Centennial Resource Development, Inc., Class A(b)	57,474
960	Cheniere Energy, Inc.(b)	63,024
23,080	Chesapeake Energy Corp.(b)(c)	65,778
834	Cimarex Energy Co.	62,834
4,668	CNX Resources Corp.(b)	56,669
494	Concho Resources, Inc.(b)	59,201
1,271	Continental Resources, Inc.(b)	58,682
2,219	Devon Energy Corp.	59,136
618	Diamondback Energy, Inc.	63,728
2,949	EQT Corp.	57,417
2,807	Equitrans Midstream Corp.(b)	58,442
11,374	Extraction Oil & Gas, Inc.(b)	44,814
982	Helmerich & Payne, Inc.	54,982
1,142	Hess Corp.	61,668
1,066	HollyFrontier Corp.	60,058
13,238	Kosmos Energy Ltd. (Ghana)(b)	67,911
3,812	Marathon Oil Corp.	60,191
2,088	Murphy Oil Corp.	57,107
22,312	Nabors Industries Ltd.	66,044
2,165	National Oilwell Varco, Inc.	63,824
3,783	Newfield Exploration Co.(b)	69,153
2,626	Noble Energy, Inc.	58,665
970	ONEOK, Inc.	62,284
3,373	Parsley Energy, Inc., Class A(b)	62,670
4,720	Patterson-UTI Energy, Inc.	57,254
1,831	PBF Energy, Inc., Class A	67,051
8,123	QEP Resources, Inc.(b)	67,177
4,659	Range Resources Corp.	51,389
5,318	RPC, Inc.(c)	57,381
3,211	SM Energy Co.	63,000

1,349	Targa Resources Corp.	$58,020
7,370	Transocean Ltd.(b)	63,161
127,672	Weatherford International PLC(b)	82,782
1,987	Whiting Petroleum Corp.(b)	56,888
2,496	Williams Cos., Inc. (The)	67,217
4,679	WPX Energy, Inc.(b)	57,365

		2,437,421

	Financials - 6.1%
119	Affiliated Managers Group, Inc.	12,489
658	AGNC Investment Corp. REIT	11,785
19	Alleghany Corp.	12,000
502	Ally Financial, Inc.	13,082
128	American Financial Group, Inc.	12,210
96	American National Insurance Co.	13,362
105	Ameriprise Financial, Inc.	13,293
1,165	Annaly Capital Management, Inc. REIT	12,163
434	Arch Capital Group Ltd.(b)	12,738
156	Arthur J. Gallagher & Co.	11,655
280	Aspen Insurance Holdings Ltd. (Bermuda)	11,684
562	Associated Banc-Corp.	12,167
131	Assurant, Inc.	12,627
303	Assured Guaranty Ltd.	12,290
289	Athene Holding Ltd., Class A(b)	12,398
670	AXA Equitable Holdings, Inc.	12,422
222	Axis Capital Holdings Ltd.	11,888
163	Bank of Hawaii Corp.	12,605
527	Bank OZK	15,989
379	BankUnited, Inc.	12,814
2,062	BGC Partners, Inc., Class A	12,764
150	BOK Financial Corp.	12,466
356	Brighthouse Financial, Inc.(b)	13,293
424	Brown & Brown, Inc.	11,516
114	Cboe Global Markets, Inc.	10,633
619	Chimera Investment Corp. REIT	11,780
147	Cincinnati Financial Corp.	11,925
276	CIT Group, Inc.	12,748
381	Citizens Financial Group, Inc.	12,924
266	CNA Financial Corp.	12,199
169	Comerica, Inc.	13,307
201	Commerce Bancshares, Inc.	12,020
30	Credit Acceptance Corp.(b)	11,941
126	Cullen/Frost Bankers, Inc.	12,257
186	Discover Financial Services	12,553
266	E*TRADE Financial Corp.	12,412
260	East West Bancorp, Inc.	13,083
324	Eaton Vance Corp.	12,480
90	Erie Indemnity Co., Class A	13,174
156	Evercore, Inc., Class A	13,954
54	Everest Re Group Ltd.	11,829
1,119	F.N.B. Corp.	13,036
52	FactSet Research Systems, Inc.	11,369
367	Fidelity National Financial, Inc.	13,271
484	Fifth Third Bancorp	12,981
255	First American Financial Corp.	12,770
30	First Citizens BancShares, Inc., Class A	12,226
498	First Hawaiian, Inc.	12,814
846	First Horizon National Corp.	12,419
131	First Republic Bank	12,659
368	Franklin Resources, Inc.	10,896
107	Hanover Insurance Group, Inc. (The)	12,202
284	Hartford Financial Services Group, Inc. (The)	13,325
947	Huntington Bancshares, Inc.	12,538
226	Interactive Brokers Group, Inc., Class A	11,390
682	Invesco Ltd.(d)	12,426
638	Jefferies Financial Group, Inc.	13,277
759	KeyCorp	12,501
315	Lazard Ltd., Class A	12,534
451	Legg Mason, Inc.	13,440
216	Lincoln National Corp.	12,634
258	Loews Corp.	12,358
198	LPL Financial Holdings, Inc.	13,933

Schedule of Investments(a)

79	M&T Bank Corp.	$12,999
11	Markel Corp.(b)	11,589
51	MarketAxess Holdings, Inc.	10,953
216	Mercury General Corp.	11,167
1,681	MFA Financial, Inc. REIT	12,322
79	Moody’s Corp.	12,522
102	Morningstar, Inc.	12,663
77	MSCI, Inc.	13,111
135	Nasdaq, Inc.	11,885
1,193	Navient Corp.	13,600
755	New Residential Investment Corp. REIT	12,820
1,237	New York Community Bancorp, Inc.	14,374
135	Northern Trust Corp.	11,942
549	Old Republic International Corp.	11,062
459	OneMain Holdings, Inc.(b)	13,720
346	PacWest Bancorp	13,352
760	People’s United Financial, Inc.	12,449
240	Pinnacle Financial Partners, Inc.	12,905
231	Popular, Inc.	12,615
272	Principal Financial Group, Inc.	13,619
185	Prosperity Bancshares, Inc.	13,161
155	Raymond James Financial, Inc.	12,477
853	Regions Financial Corp.	12,940
85	Reinsurance Group of America, Inc.	12,278
87	RenaissanceRe Holdings Ltd. (Bermuda)	12,009
651	Santander Consumer USA Holdings, Inc.	12,408
241	SEI Investments Co.	11,457
106	Signature Bank	13,495
1,300	SLM Corp.	13,923
534	Starwood Property Trust, Inc. REIT	11,791
681	Sterling Bancorp	13,102
221	SunTrust Banks, Inc.	13,132
60	SVB Financial Group(b)	14,003
486	Synchrony Financial	14,599
355	Synovus Financial Corp.	12,574
126	T. Rowe Price Group, Inc.	11,776
572	TCF Financial Corp.	12,676
222	Texas Capital Bancshares, Inc.(b)	12,936
736	TFS Financial Corp.	12,004
151	Torchmark Corp.	12,648
826	Two Harbors Investment Corp. REIT	12,051
680	Umpqua Holdings Corp.	12,022
387	Unum Group	13,452
455	Virtu Financial, Inc., Class A	11,625
278	Voya Financial, Inc.	12,908
156	W.R. Berkley Corp.	11,995
230	Webster Financial Corp.	12,392
289	Western Alliance Bancorp(b)	12,797
13	White Mountains Insurance Group Ltd.	11,617
75	Willis Towers Watson PLC	12,209
172	Wintrust Financial Corp.	12,236
277	Zions Bancorp NA	13,182

		1,445,462

	Health Care - 11.3%
114	ABIOMED, Inc.(b)	40,022
1,173	Acadia Healthcare Co., Inc.(b)(c)	32,093
512	Agilent Technologies, Inc.	38,938
684	Agios Pharmaceuticals, Inc.(b)	36,662
168	Align Technology, Inc.(b)	41,824
1,079	Alkermes PLC(b)	35,467
482	Alnylam Pharmaceuticals, Inc.(b)	40,262
445	AmerisourceBergen Corp.	37,100
274	athenahealth, Inc.(b)	36,919
388	BioMarin Pharmaceutical, Inc.(b)	38,090
146	Bio-Rad Laboratories, Inc., Class A(b)	36,481
234	Bio-Techne Corp.	40,824
358	Bluebird Bio, Inc.(b)	47,768
1,162	Bruker Corp.	40,740
453	Cantel Medical Corp.	36,883
696	Cardinal Health, Inc.	34,779
1,011	Catalent, Inc.(b)	37,336
274	Centene Corp.(b)	35,776

642	Cerner Corp.(b)	$35,252
285	Charles River Laboratories International, Inc.(b)	35,109
126	Chemed Corp.	37,541
142	Cooper Cos., Inc. (The)	39,584
614	DaVita, Inc.(b)	34,464
966	DENTSPLY SIRONA, Inc.	40,524
303	DexCom, Inc.(b)	42,732
222	Edwards Lifesciences Corp.(b)	37,833
1,120	Elanco Animal Health, Inc.(b)(c)	32,682
506	Encompass Health Corp.	33,821
537	Exact Sciences Corp.(b)	48,373
1,712	Exelixis, Inc.(b)	40,352
435	Henry Schein, Inc.(b)	33,800
385	Hill-Rom Holdings, Inc.	38,508
851	Hologic, Inc.(b)	37,784
163	ICU Medical, Inc.(b)	40,554
187	IDEXX Laboratories, Inc.(b)	39,790
542	Incyte Corp.(b)	43,680
449	Insulet Corp.(b)	36,454
741	Integra LifeSciences Holdings Corp.(b)	35,094
682	Ionis Pharmaceuticals, Inc.(b)	39,556
300	IQVIA Holdings, Inc.(b)	38,703
256	Jazz Pharmaceuticals PLC(b)	32,228
261	Laboratory Corp. of America Holdings(b)	36,370
330	Masimo Corp.(b)	41,049
971	MEDNAX, Inc.(b)	35,063
41	Mettler-Toledo International, Inc.(b)	26,165
255	Molina Healthcare, Inc.(b)	33,910
1,213	Mylan NV(b)	36,329
959	Nektar Therapeutics(b)	40,604
510	Neurocrine Biosciences, Inc.(b)	44,992
289	Penumbra, Inc.(b)	42,052
424	PerkinElmer, Inc.	38,372
623	Perrigo Co. PLC	28,938
352	PRA Health Sciences, Inc.(b)	37,301
923	Premier, Inc., Class A(b)	36,726
1,041	QIAGEN NV(b)	38,548
413	Quest Diagnostics, Inc.	36,076
316	ResMed, Inc.	30,074
370	Sage Therapeutics, Inc.(b)	52,758
299	Sarepta Therapeutics, Inc.(b)	41,773
612	Seattle Genetics, Inc.(b)	46,775
318	STERIS PLC	36,271
142	Teleflex, Inc.	38,837
331	United Therapeutics Corp.(b)	38,174
276	Universal Health Services, Inc., Class B	36,578
300	Varian Medical Systems, Inc.(b)	39,609
396	Veeva Systems, Inc., Class A(b)	43,188
129	Waters Corp.(b)	29,827
153	WellCare Health Plans, Inc.(b)	42,301
340	West Pharmaceutical Services, Inc.	36,812
324	Zimmer Biomet Holdings, Inc.	35,497

		2,663,351

	Industrials - 13.7%
584	A.O. Smith Corp.	27,950
359	Acuity Brands, Inc.	43,407
3,429	ADT, Inc.	24,757
872	AECOM(b)	26,692
451	AGCO Corp.	28,954
703	Air Lease Corp.	26,672
402	Alaska Air Group, Inc.	25,708
282	Allegion PLC	24,213
572	Allison Transmission Holdings, Inc.	27,839
59	AMERCO	21,397
760	American Airlines Group, Inc.	27,185
344	AMETEK, Inc.	25,078
1,236	Arconic, Inc.	23,262
2,398	Arcosa, Inc.	70,573
676	Armstrong World Industries, Inc.	45,995
585	BWX Technologies, Inc.	27,156
291	C.H. Robinson Worldwide, Inc.	25,250

Schedule of Investments(a)

251	Carlisle Cos., Inc.	$27,040
143	Cintas Corp.	26,814
442	Clean Harbors, Inc.(b)	26,171
1,141	Colfax Corp.(b)	28,240
319	Copa Holdings SA, Class A (Panama)	30,257
499	Copart, Inc.(b)	25,264
68	CoStar Group, Inc.(b)	26,570
320	Crane Co.	26,483
183	Cummins, Inc.	26,921
237	Curtiss-Wright Corp.	26,904
513	Donaldson Co., Inc.	24,255
316	Dover Corp.	27,754
82	Dun & Bradstreet Corp. (The)	11,869
121	Equifax, Inc.	12,949
348	Expeditors International of Washington, Inc.	24,116
766	Fastenal Co.	46,312
567	Flowserve Corp.	24,971
735	Fluor Corp.	26,879
352	Fortive Corp.	26,396
503	Fortune Brands Home & Security, Inc.	22,786
1,155	Gardner Denver Holdings, Inc.(b)	28,494
1,750	Gates Industrial Corp. PLC(b)	26,093
317	Genesee & Wyoming, Inc., Class A(b)	24,891
579	Graco, Inc.	25,088
3,467	GrafTech International Ltd.	45,799
173	Harris Corp.	26,500
663	HD Supply Holdings, Inc.(b)	27,806
303	HEICO Corp.	25,603
709	Hexcel Corp.	48,006
235	Hubbell, Inc.	25,693
123	Huntington Ingalls Industries, Inc.	25,393
183	IDEX Corp.	25,228
518	IHS Markit Ltd.(b)	26,895
431	Ingersoll-Rand PLC	43,117
493	ITT, Inc.	25,912
257	J.B. Hunt Transport Services, Inc.	27,509
412	Jacobs Engineering Group, Inc.	26,698
1,428	JetBlue Airways Corp.(b)	25,690
254	Kansas City Southern	26,860
407	KAR Auction Services, Inc.	21,168
347	Kirby Corp.(b)	25,994
902	Knight-Swift Transportation Holdings, Inc.	28,639
128	L3 Technologies, Inc.	25,201
262	Landstar System, Inc.	26,614
193	Lennox International, Inc.	44,251
304	Lincoln Electric Holdings, Inc.	26,278
603	Macquarie Infrastructure Corp.	26,032
356	ManpowerGroup, Inc.	28,135
1,419	Masco Corp.	45,990
224	Middleby Corp. (The)(b)	26,347
304	MSC Industrial Direct Co., Inc., Class A	25,381
795	Nielsen Holdings PLC	20,416
207	Nordson Corp.	26,835
1,094	nVent Electric PLC (United Kingdom)	27,372
195	Old Dominion Freight Line, Inc.	26,506
387	Oshkosh Corp.	29,044
960	Owens Corning	50,294
430	PACCAR, Inc.	28,174
160	Parker-Hannifin Corp.	26,370
621	Pentair PLC	25,579
805	Quanta Services, Inc.	28,449
334	Regal Beloit Corp.	25,638
329	Republic Services, Inc.	25,238
422	Robert Half International, Inc.	27,189
157	Rockwell Automation, Inc.	26,615
656	Rollins, Inc.	24,429
88	Roper Technologies, Inc.	24,927
497	Ryder System, Inc.	28,781
1,242	Schneider National, Inc., Class B	26,380
562	Sensata Technologies Holding PLC(b)	26,695
164	Snap-on, Inc.	27,222

335	Spirit AeroSystems Holdings, Inc., Class A	$27,939
209	Stanley Black & Decker, Inc.	26,426
603	Stericycle, Inc.(b)	26,580
121	Teledyne Technologies, Inc.(b)	27,131
869	Terex Corp.	26,687
493	Textron, Inc.	26,242
1,126	Timken Co. (The)	47,956
424	Toro Co. (The)	25,228
71	TransDigm Group, Inc.(b)	27,761
192	TransUnion	11,677
1,136	Trinity Industries, Inc.	26,560
282	United Continental Holdings, Inc.(b)	24,610
226	United Rentals, Inc.(b)	28,309
2,189	Univar, Inc.(b)	45,597
974	USG Corp.	42,028
362	Valmont Industries, Inc.	46,698
214	Verisk Analytics, Inc.(b)	25,126
86	W.W. Grainger, Inc.	25,404
195	WABCO Holdings, Inc.(b)	22,275
327	Wabtec Corp.(c)	22,615
280	Watsco, Inc.	41,294
1,990	Welbilt, Inc.(b)	27,900
497	WESCO International, Inc.(b)	26,043
554	XPO Logistics, Inc.(b)	33,672
376	Xylem, Inc.	26,794

		3,239,049

	Information Technology - 13.1%
360	2U, Inc.(b)	20,466
1,292	Advanced Micro Devices, Inc.(b)	31,538
382	Akamai Technologies, Inc.(b)	24,868
67	Alliance Data Systems Corp.	11,899
428	Amdocs Ltd.	23,917
303	Amphenol Corp., Class A	26,640
290	Analog Devices, Inc.	28,669
166	ANSYS, Inc.(b)	27,282
112	Arista Networks, Inc.(b)	24,055
833	ARRIS International PLC(b)	26,148
360	Arrow Electronics, Inc.(b)	27,342
304	Aspen Technology, Inc.(b)	29,375
305	Atlassian Corp. PLC, Class A(b)	30,012
189	Autodesk, Inc.(b)	27,821
652	Avnet, Inc.	26,862
570	Black Knight, Inc.(b)	28,038
489	Booz Allen Hamilton Holding Corp.	24,025
120	Broadridge Financial Solutions, Inc.	12,100
582	Cadence Design Systems, Inc.(b)	27,953
532	CDK Global, Inc.	26,020
286	CDW Corp.	23,815
701	Ceridian HCM Holding, Inc.(b)	28,888
233	Citrix Systems, Inc.	23,892
645	Cognex Corp.	29,347
226	Coherent, Inc.(b)	26,713
1,503	CommScope Holding Co., Inc.(b)	31,428
2,190	Conduent, Inc.(b)	27,922
318	CoreLogic, Inc.(b)	11,543
803	Corning, Inc.	26,708
1,986	Cypress Semiconductor Corp.	27,546
182	Dell Technologies, Inc., Class C(b)	8,843
595	DocuSign, Inc.(b)	29,423
382	Dolby Laboratories, Inc., Class A	24,689
442	DXC Technology Co.	28,341
658	EchoStar Corp., Class A(b)	26,965
332	Elastic NV(b)	28,220
207	EPAM Systems, Inc.(b)	29,286
109	Euronet Worldwide, Inc.(b)	12,536
152	F5 Networks, Inc.(b)	24,464
61	Fair Isaac Corp.(b)	13,737
111	Fidelity National Information Services, Inc.	11,603
1,378	FireEye, Inc.(b)	24,363
681	First Data Corp., Class A(b)	16,787
1,314	First Solar, Inc.(b)	66,475
151	Fiserv, Inc.(b)	12,522

Schedule of Investments(a)

65	FleetCor Technologies, Inc.(b)	$13,118
562	FLIR Systems, Inc.	27,471
344	Fortinet, Inc.(b)	26,340
178	Gartner, Inc.(b)	24,188
873	Genpact Ltd.	26,042
113	Global Payments, Inc.	12,688
403	GoDaddy, Inc., Class A(b)	27,658
304	Guidewire Software, Inc.(b)	26,351
213	IPG Photonics Corp.(b)	28,329
1,153	Jabil, Inc.	30,727
88	Jack Henry & Associates, Inc.	11,752
913	Juniper Networks, Inc.	23,683
407	Keysight Technologies, Inc.(b)	30,126
277	KLA-Tencor Corp.	29,520
185	Lam Research Corp.	31,372
439	Leidos Holdings, Inc.	25,462
142	Littelfuse, Inc.	24,952
295	LogMeIn, Inc.	27,441
552	Manhattan Associates, Inc.(b)	26,921
1,640	Marvell Technology Group Ltd.	30,389
481	Maxim Integrated Products, Inc.	26,104
354	Microchip Technology, Inc.	28,451
386	MKS Instruments, Inc.	31,509
212	Monolithic Power Systems, Inc.	26,831
199	Motorola Solutions, Inc.	23,265
525	National Instruments Corp.	23,215
1,061	NCR Corp.(b)	28,382
409	NetApp, Inc.	26,082
1,708	Nuance Communications, Inc.(b)	27,106
574	Nutanix, Inc., Class A(b)	29,406
381	Okta, Inc.(b)	31,406
1,469	ON Semiconductor Corp.(b)	29,439
136	Palo Alto Networks, Inc.(b)	29,216
366	Paychex, Inc.	25,913
192	Paycom Software, Inc.(b)	28,462
512	Pegasystems, Inc.	28,820
1,054	Pluralsight, Inc., Class A(b)	31,599
280	Proofpoint, Inc.(b)	28,524
296	PTC, Inc.(b)	25,098
1,466	Pure Storage, Inc., Class A(b)	26,256
422	Qorvo, Inc.(b)	27,582
508	RealPage, Inc.(b)	28,331
145	Red Hat, Inc.(b)	25,787
301	RingCentral, Inc., Class A(b)	27,824
1,074	Sabre Corp.	24,681
136	ServiceNow, Inc.(b)	29,923
369	Skyworks Solutions, Inc.	26,952
1,578	Solarwinds Corp.(b)	27,694
238	Splunk, Inc.(b)	29,712
187	Square, Inc., Class A(b)	13,342
557	SS&C Technologies Holdings, Inc.	28,680
3,682	Switch, Inc., Class A(c)	30,708
1,142	Symantec Corp.	24,005
287	Synopsys, Inc.(b)	26,791
196	Tableau Software, Inc., Class A(b)	25,057
684	Teradata Corp.(b)	30,356
778	Teradyne, Inc.	28,000
137	Total System Services, Inc.	12,277
706	Trimble, Inc.(b)	26,588
267	Twilio, Inc., Class A(b)	29,722
138	Tyler Technologies, Inc.(b)	26,108
232	Ubiquiti Networks, Inc.(c)	25,105
100	Ultimate Software Group, Inc. (The)(b)	27,307
266	Universal Display Corp.(c)	27,619
164	VeriSign, Inc.(b)	27,760
1,442	Versum Materials, Inc.	53,022
642	Western Digital Corp.	28,884
628	Western Union Co. (The)	11,461
79	WEX, Inc.(b)	12,745
156	Workday, Inc., Class A(b)	28,319
145	Worldpay, Inc., Class A(b)	12,105
996	Xerox Corp.	28,097

288	Xilinx, Inc.	$32,239
143	Zebra Technologies Corp., Class A(b)	24,825
420	Zendesk, Inc.(b)	28,363

		3,098,671

	Materials - 9.0%
477	Albemarle Corp.	38,508
1,440	Alcoa Corp.(b)	42,739
418	AptarGroup, Inc.	41,432
3,696	Ardagh Group SA	44,796
563	Ashland Global Holdings, Inc.	42,732
272	Avery Dennison Corp.	28,410
1,892	Axalta Coating Systems Ltd.(b)	48,473
864	Ball Corp.	45,170
892	Bemis Co., Inc.	43,565
881	Berry Global Group, Inc.(b)	43,389
944	Cabot Corp.	44,264
488	Celanese Corp.	46,731
1,007	CF Industries Holdings, Inc.	43,956
1,577	Chemours Co. (The)	56,378
922	Crown Holdings, Inc.(b)	47,022
1,113	Domtar Corp.	52,200
684	Eagle Materials, Inc.	48,564
583	Eastman Chemical Co.	47,001
3,790	Element Solutions Inc.(b)	42,600
536	FMC Corp.	42,773
3,921	Freeport-McMoRan, Inc.	45,640
3,835	Graphic Packaging Holding Co.	46,288
2,221	Huntsman Corp.	48,795
316	International Flavors & Fragrances, Inc.	44,803
973	International Paper Co.	46,149
239	Martin Marietta Materials, Inc.	42,227
1,356	Mosaic Co. (The)	43,772
108	NewMarket Corp.	43,318
1,231	Newmont Mining Corp.	41,989
770	Nucor Corp.	47,155
2,042	Olin Corp.	48,212
2,470	Owens-Illinois, Inc.	49,573
460	Packaging Corp. of America	43,387
560	Reliance Steel & Aluminum Co.	45,853
527	Royal Gold, Inc.	46,044
696	RPM International, Inc.	39,783
644	Scotts Miracle-Gro Co. (The)(c)	47,881
1,294	Sealed Air Corp.	51,113
1,668	Silgan Holdings, Inc.	46,070
747	Sonoco Products Co.	43,012
1,323	Steel Dynamics, Inc.	48,409
2,074	United States Steel Corp.	46,748
3,005	Valvoline, Inc.	66,441
434	Vulcan Materials Co.	44,116
683	W.R. Grace & Co.	48,500
626	Westlake Chemical Corp.	46,261
956	WestRock Co.	38,919

		2,141,161

	Real Estate - 4.0%
96	Alexandria Real Estate Equities, Inc. REIT	12,644
271	American Campus Communities, Inc. REIT	12,471
571	American Homes 4 Rent, Class A REIT	12,625
250	Apartment Investment & Management Co., Class A REIT	12,380
749	Apple Hospitality REIT, Inc. REIT	12,291
63	AvalonBay Communities, Inc. REIT	12,154
93	Boston Properties, Inc. REIT	12,264
856	Brandywine Realty Trust REIT	12,883
723	Brixmor Property Group, Inc. REIT	12,385
706	Brookfield Property REIT, Inc., Class A REIT	12,849
128	Camden Property Trust REIT	12,410
283	CBRE Group, Inc., Class A(b)	12,947
2,016	Colony Capital, Inc. REIT	12,237
577	Columbia Property Trust, Inc. REIT	12,734
120	CoreSite Realty Corp. REIT	11,855
518	Corporate Office Properties Trust REIT	12,789

Schedule of Investments(a)

374	CubeSmart REIT	$11,575
199	CyrusOne, Inc. REIT	10,786
102	Digital Realty Trust, Inc. REIT	11,051
329	Douglas Emmett, Inc. REIT	12,446
419	Duke Realty Corp. REIT	12,252
756	Empire State Realty Trust, Inc., Class A REIT	11,688
168	EPR Properties REIT	12,274
376	Equity Commonwealth REIT	12,167
117	Equity LifeStyle Properties, Inc. REIT	12,388
168	Equity Residential REIT	12,190
45	Essex Property Trust, Inc. REIT	12,204
121	Extra Space Storage, Inc. REIT	11,932
89	Federal Realty Investment Trust REIT	11,799
342	Gaming and Leisure Properties, Inc. REIT	12,825
405	HCP, Inc. REIT	12,774
428	Healthcare Trust of America, Inc., Class A REIT	12,164
284	Highwoods Properties, Inc. REIT	12,587
452	Hospitality Properties Trust REIT	12,050
661	Host Hotels & Resorts, Inc. REIT	11,938
112	Howard Hughes Corp. (The)(b)	12,437
386	Hudson Pacific Properties, Inc. REIT	12,533
547	Invitation Homes, Inc. REIT	12,302
336	Iron Mountain, Inc. REIT	12,499
311	JBG SMITH Properties REIT	12,020
88	Jones Lang LaSalle, Inc.	12,620
177	Kilroy Realty Corp. REIT	12,471
719	Kimco Realty Corp. REIT	12,230
164	Lamar Advertising Co., Class A REIT	12,210
254	Liberty Property Trust REIT	11,974
117	Life Storage, Inc. REIT	11,498
241	Macerich Co. (The) REIT	11,125
694	Medical Properties Trust, Inc. REIT	12,631
116	Mid-America Apartment Communities, Inc. REIT	11,748
231	National Retail Properties, Inc. REIT	12,176
321	Omega Healthcare Investors, Inc. REIT(c)	12,901
599	Outfront Media, Inc. REIT	12,429
850	Paramount Group, Inc. REIT	12,308
410	Park Hotels & Resorts, Inc. REIT	12,329
387	Rayonier, Inc. REIT	11,780
678	Realogy Holdings Corp.(c)	12,035
177	Realty Income Corp. REIT	12,158
189	Regency Centers Corp. REIT	12,285
943	Retail Properties of America, Inc., Class A REIT	11,920
428	Retail Value, Inc. REIT	13,015
68	SBA Communications Corp. REIT(b)	12,412
907	Senior Housing Properties Trust REIT	12,489
940	SITE Centers Corp. REIT	12,286
131	SL Green Realty Corp. REIT	12,108
296	Spirit Realty Capital, Inc. REIT	11,757
382	STORE Capital Corp. REIT	12,346
110	Sun Communities, Inc. REIT	12,090
229	Taubman Centers, Inc. REIT	11,404
280	UDR, Inc. REIT	12,250
656	Uniti Group, Inc. REIT	13,061
188	Ventas, Inc. REIT	12,124
1,505	VEREIT, Inc. REIT	12,160
569	VICI Properties, Inc. REIT	12,251
171	Vornado Realty Trust REIT	11,955
441	Weingarten Realty Investors REIT	12,652
163	Welltower, Inc. REIT	12,631
480	Weyerhaeuser Co. REIT	12,595
167	WP Carey, Inc. REIT	12,507

		955,720

	Utilities - 8.8%
4,262	AES Corp.	69,854
1,459	Alliant Energy Corp.	64,882
955	Ameren Corp.	66,220
689	American Water Works Co., Inc.	65,917

1,879	Aqua America, Inc.	$65,859
676	Atmos Energy Corp.	65,998
1,271	Avangrid, Inc.	63,385
2,292	CenterPoint Energy, Inc.	70,869
1,257	CMS Energy Corp.	65,540
801	Consolidated Edison, Inc.	62,198
561	DTE Energy Co.	66,058
1,130	Edison International	64,376
744	Entergy Corp.	66,357
1,116	Evergy, Inc.	63,969
958	Eversource Energy	66,495
1,705	FirstEnergy Corp.	66,836
1,720	Hawaiian Electric Industries, Inc.	63,967
2,563	MDU Resources Group, Inc.	65,895
1,202	National Fuel Gas Co.	68,874
2,435	NiSource, Inc.	66,427
1,576	NRG Energy, Inc.	64,474
1,615	OGE Energy Corp.	66,134
2,537	PG&E Corp.(b)	32,981
729	Pinnacle West Capital Corp.	64,239
2,182	PPL Corp.	68,340
1,206	Public Service Enterprise Group, Inc.	65,787
572	Sempra Energy	66,912
1,159	UGI Corp.	66,098
937	Vectren Corp.	67,820
2,708	Vistra Energy Corp.(b)	67,998
897	WEC Energy Group, Inc.	65,508
1,253	Xcel Energy, Inc.	65,607

		2,081,874

	Total Common Stocks & Other Equity Interests (Cost $21,362,076)	23,649,856

	Money Market Fund - 0.4%
91,840	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $91,840)	91,840

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $21,453,916) - 100.3%	23,741,696

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.1%
489,629	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $489,629)	489,629

	Total Investments in Securities (Cost $21,943,545) - 102.4%	24,231,325
	Other assets less liabilities - (2.4)%	(573,875)

	Net Assets - 100.0%	$23,657,450

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2019.

Schedule of Investments(a)

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2019	Dividend Income
Invesco Ltd.	$10,748	$6,927	$—	$(5,249)	$—	$12,426	$422

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell Midcap Pure

Growth ETF (PXMG)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communication Services - 3.2%
8,492	IAC/InterActiveCorp.(b)	$1,794,190
103,683	Match Group, Inc.	5,546,003
5,610	TripAdvisor, Inc.(b)	321,902
58,298	Twitter, Inc.(b)	1,956,481

		9,618,576

	Consumer Discretionary - 20.8%
15,288	Chipotle Mexican Grill, Inc.(b)	8,096,678
13,417	Domino’s Pizza, Inc.	3,806,805
139,914	Floor & Decor Holdings, Inc., Class A(b)(c)	4,797,651
45,025	GrubHub, Inc.(b)	3,620,010
25,246	Hilton Grand Vacations, Inc.(b)	765,964
36,805	Lululemon Athletica, Inc.(b)	5,440,147
1,465	NVR, Inc.(b)	3,896,900
19,168	O’Reilly Automotive, Inc.(b)	6,606,443
49,059	Polaris Industries, Inc.	4,115,069
34,866	Pool Corp.	5,226,762
27,024	Ross Stores, Inc.	2,489,451
13,195	Tractor Supply Co.	1,126,853
26,479	Ulta Beauty, Inc.(b)	7,729,750
12,402	Vail Resorts, Inc.	2,334,800
42,691	Wyndham Destinations, Inc.	1,798,999
42,691	Wyndham Hotels & Resorts, Inc.	2,095,701

		63,947,983

	Financials - 6.3%
28,212	Evercore, Inc., Class A	2,523,563
1,429	FactSet Research Systems, Inc.	312,422
15,877	LPL Financial Holdings, Inc.	1,117,265
6,117	MarketAxess Holdings, Inc.	1,313,748
20,789	Moody’s Corp.	3,295,264
31,755	MSCI, Inc.	5,406,924
31,801	SEI Investments Co.	1,511,820
152,996	Virtu Financial, Inc., Class A	3,909,048

		19,390,054

	Health Care - 15.8%
17,919	ABIOMED, Inc.(b)	6,290,823
14,310	Align Technology, Inc.(b)	3,562,475
25,064	Alkermes PLC(b)	823,854
22,168	athenahealth, Inc.(b)	2,986,916
7,600	BioMarin Pharmaceutical, Inc.(b)	746,092
23,162	Cantel Medical Corp.	1,885,850
1,893	Chemed Corp.	564,000
24,704	DexCom, Inc.(b)	3,484,005
35,565	Edwards Lifesciences Corp.(b)	6,060,987
35,290	Exact Sciences Corp.(b)	3,178,923
318,001	Exelixis, Inc.(b)	7,495,284
11,837	Insulet Corp.(b)	961,046
36,973	Ionis Pharmaceuticals, Inc.(b)	2,144,434
12,760	Nektar Therapeutics(b)	540,258
3,563	Neurocrine Biosciences, Inc.(b)	314,328
28,450	PRA Health Sciences, Inc.(b)	3,014,847
56,741	Seattle Genetics, Inc.(b)	4,336,715

		48,390,837

	Industrials - 10.8%
69,736	Allison Transmission Holdings, Inc.	3,394,051
8,872	C.H. Robinson Worldwide, Inc.	769,823
23,376	Cintas Corp.	4,383,234
100,919	Copart, Inc.(b)	5,109,529
6,621	CoStar Group, Inc.(b)	2,587,090
65,722	Graco, Inc.	2,847,734
47,057	HEICO Corp.	3,976,317

23,619	J.B. Hunt Transport Services, Inc.	$2,528,178
30,806	Landstar System, Inc.	3,129,273
14,793	Old Dominion Freight Line, Inc.	2,010,813
13,396	Robert Half International, Inc.	863,104
2,878	United Rentals, Inc.(b)	360,498
4,221	W.W. Grainger, Inc.	1,246,841

		33,206,485

	Information Technology - 43.1%
7,311	2U, Inc.(b)	415,630
18,810	Alliance Data Systems Corp.	3,340,468
13,343	Arista Networks, Inc.(b)	2,865,810
26,741	Atlassian Corp. PLC, Class A(b)	2,631,314
38,177	Broadridge Financial Solutions, Inc.	3,849,387
20,528	EPAM Systems, Inc.(b)	2,904,302
22,309	Fair Isaac Corp.(b)	5,023,987
26,686	Fiserv, Inc.(b)	2,213,070
5,273	FleetCor Technologies, Inc.(b)	1,064,144
78,414	Fortinet, Inc.(b)	6,004,160
17,728	Gartner, Inc.(b)	2,409,058
74,095	GoDaddy, Inc., Class A(b)	5,085,140
3,270	IPG Photonics Corp.(b)	434,910
6,201	Lam Research Corp.	1,051,566
31,349	Monolithic Power Systems, Inc.	3,967,530
3,865	NetApp, Inc.	246,471
17,180	Nutanix, Inc., Class A(b)	880,131
16,454	Okta, Inc.(b)	1,356,303
18,133	Palo Alto Networks, Inc.(b)	3,895,331
50,131	Paycom Software, Inc.(b)	7,431,419
63,216	Pegasystems, Inc.	3,558,429
45,212	Proofpoint, Inc.(b)	4,605,746
80,837	RealPage, Inc.(b)	4,508,280
9,073	Red Hat, Inc.(b)	1,613,542
69,732	RingCentral, Inc., Class A(b)	6,446,026
28,668	ServiceNow, Inc.(b)	6,307,533
34,314	Splunk, Inc.(b)	4,283,760
119,624	Square, Inc., Class A(b)	8,535,172
41,838	Total System Services, Inc.	3,749,103
15,594	Twilio, Inc., Class A(b)	1,735,924
7,295	Tyler Technologies, Inc.(b)	1,380,141
44,628	Ubiquiti Networks, Inc.(c)	4,829,196
19,313	Ultimate Software Group, Inc. (The)(b)	5,273,801
52,526	Universal Display Corp.(c)	5,453,775
30,051	Workday, Inc., Class A(b)	5,455,158
25,774	Zebra Technologies Corp., Class A(b)	4,474,366
45,498	Zendesk, Inc.(b)	3,072,480

		132,352,563

	Materials - 0.0%
924	Packaging Corp. of America	87,151

	Total Common Stocks (Cost $300,496,436)	306,993,649

	Money Market Fund - 0.1%
258,969	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $258,969)	258,969

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $300,755,405) - 100.1%	307,252,618

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.7%
5,230,991	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $5,230,991)	$5,230,991

	Total Investments in Securities (Cost $305,986,396) - 101.8%	312,483,609
	Other assets less liabilities - (1.8)%	(5,469,215)

	Net Assets - 100.0%	$307,014,394

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell Midcap Pure Value ETF (PXMV)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 6.9%
22,501	CenturyLink, Inc.	$344,715
5,719	Cinemark Holdings, Inc.	234,021
19,773	DISH Network Corp., Class A(b)	606,438
844	GCI Liberty, Inc., Class A(b)	42,960
3,432	John Wiley & Sons, Inc., Class A	177,709
5,864	Liberty Broadband Corp., Class C(b)	498,557
14,895	Liberty Media Corp.-Liberty Formula One, Class C(b)	467,256
5,860	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	234,166
16,285	News Corp., Class A	208,937
29,863	Sprint Corp.(b)	186,345
15,488	Viacom, Inc., Class B	455,657

		3,456,761

	Consumer Discretionary - 6.1%
12,568	Adient PLC	248,092
4,948	Garmin Ltd.	342,303
14,086	Goodyear Tire & Rubber Co. (The)	298,482
827	Graham Holdings Co., Class B	549,955
60	Kohl’s Corp.	4,122
4,973	Macy’s, Inc.	130,790
33	Mohawk Industries, Inc.(b)	4,250
804	Newell Brands, Inc.	17,053
7,161	Norwegian Cruise Line Holdings Ltd.(b)	368,290
1,070	PVH Corp.	116,748
21,131	Qurate Retail, Inc.(b)	459,599
3,116	Ralph Lauren Corp.	361,892
626	Royal Caribbean Cruises Ltd.	75,151
562	Whirlpool Corp.	74,752

		3,051,479

	Consumer Staples - 4.6%
5,205	Archer-Daniels-Midland Co.	233,705
3,219	Casey’s General Stores, Inc.	414,221
16,768	Coty, Inc., Class A	130,120
982	Ingredion, Inc.	97,218
3,730	JM Smucker Co. (The)	391,202
14,908	Pilgrim’s Pride Corp.(b)	302,036
84	Seaboard Corp.	324,590
4,210	Spectrum Brands Holdings, Inc.	235,255
3,129	Tyson Foods, Inc., Class A	193,748

		2,322,095

	Energy - 1.8%
99,797	Chesapeake Energy Corp.(b)(c)	284,421
372	CNX Resources Corp.(b)	4,516
711	Helmerich & Payne, Inc.	39,809
94	Hess Corp.	5,076
7,167	Nabors Industries Ltd.	21,214
1,297	National Oilwell Varco, Inc.	38,236
2,222	Patterson-UTI Energy, Inc.	26,953
18,357	Williams Cos., Inc. (The)	494,354

		914,579

	Financials - 14.1%
1,575	Affiliated Managers Group, Inc.	165,296
1,176	American National Insurance Co.	163,688
65,008	Annaly Capital Management, Inc. REIT	678,684
1,979	Bank of Hawaii Corp.	153,036
1,699	BankUnited, Inc.	57,443
579	BOK Financial Corp.	48,121
4,709	Cincinnati Financial Corp.	381,994

12,844	CNA Financial Corp.	$589,026
25,594	F.N.B. Corp.	298,170
7,496	Fidelity National Financial, Inc.	271,055
6,177	Fifth Third Bancorp	165,667
1,452	First American Financial Corp.	72,716
15,322	Franklin Resources, Inc.	453,684
12,638	Invesco Ltd.(d)	230,264
17,420	Jefferies Financial Group, Inc.	362,510
394	Legg Mason, Inc.	11,741
5,929	Loews Corp.	283,999
627	M&T Bank Corp.	103,167
86,051	MFA Financial, Inc. REIT	630,754
17,375	Navient Corp.	198,075
54,583	New York Community Bancorp, Inc.	634,255
2,612	PacWest Bancorp	100,797
328	Principal Financial Group, Inc.	16,423
3,381	Prosperity Bancshares, Inc.	240,524
942	Reinsurance Group of America, Inc.	136,072
2,953	SunTrust Banks, Inc.	175,467
744	TFS Financial Corp.	12,135
4,767	Two Harbors Investment Corp. REIT	69,551
14	White Mountains Insurance Group Ltd.	12,510
2,325	Willis Towers Watson PLC	378,487

		7,095,311

	Health Care - 2.0%
10,669	DENTSPLY SIRONA, Inc.	447,565
387	IQVIA Holdings, Inc.(b)	49,927
8,152	Perrigo Co. PLC	378,660
1,042	STERIS PLC	118,850

		995,002

	Industrials - 8.5%
18,754	ADT, Inc.	135,404
3,489	AGCO Corp.	223,994
141	AMERCO	51,135
30,266	Arconic, Inc.	569,606
6,316	Arcosa, Inc.	185,880
1,136	Colfax Corp.(b)	28,116
2,952	Copa Holdings SA, Class A (Panama)	279,997
4,447	Dover Corp.	390,580
348	Fluor Corp.	12,726
3,385	JetBlue Airways Corp.(b)	60,896
4,363	Macquarie Infrastructure Corp.	188,351
7,461	Nielsen Holdings PLC	191,599
604	PACCAR, Inc.	39,574
14,939	Pentair PLC	615,338
5,757	Regal Beloit Corp.	441,907
453	Ryder System, Inc.	26,233
19,169	Trinity Industries, Inc.	448,171
1,986	United Continental Holdings, Inc.(b)	173,318
399	Valmont Industries, Inc.	51,471
2,985	WESCO International, Inc.(b)	156,414

		4,270,710

	Information Technology - 6.6%
203	Arrow Electronics, Inc.(b)	15,418
17,154	Avnet, Inc.	706,745
9,955	Conduent, Inc.(b)	126,926
8,812	First Solar, Inc.(b)	445,799
5,826	Leidos Holdings, Inc.	337,908
18,081	Marvell Technology Group Ltd.	335,041
27,610	Nuance Communications, Inc.(b)	438,171
20,834	Symantec Corp.	437,931
16,769	Xerox Corp.	473,053

		3,316,992

	Materials - 5.8%
2,500	Albemarle Corp.	201,825
61	Alcoa Corp.(b)	1,811
8,668	Ashland Global Holdings, Inc.	657,901
2,279	Bemis Co., Inc.	111,306
1,297	Cabot Corp.	60,816
186	Domtar Corp.	8,723
1,963	Eastman Chemical Co.	158,257
19,693	Freeport-McMoRan, Inc.	229,227

Schedule of Investments(a)

5,498	Huntsman Corp.	$120,791
5,749	Mosaic Co. (The)	185,578
16,483	Newmont Mining Corp.	562,235
11,293	Owens-Illinois, Inc.	226,651
38	Sonoco Products Co.	2,188
19,003	Valvoline, Inc.	420,156

		2,947,465

	Real Estate - 23.0%
6,664	Apple Hospitality REIT, Inc. REIT	109,356
18,086	Brandywine Realty Trust REIT	272,194
37,589	Brixmor Property Group, Inc. REIT	643,899
2,615	Camden Property Trust REIT	253,524
85	CyrusOne, Inc. REIT	4,607
15,063	Duke Realty Corp. REIT	440,442
17,080	Empire State Realty Trust, Inc., Class A REIT	264,057
1,627	EPR Properties REIT	118,869
15,308	Equity Commonwealth REIT	495,367
5,075	Equity Residential REIT	368,242
21,593	HCP, Inc. REIT	681,043
3,771	Highwoods Properties, Inc. REIT	167,131
6,411	Hospitality Properties Trust REIT	170,917
21,882	Host Hotels & Resorts, Inc. REIT	395,189
3,991	Invitation Homes, Inc. REIT	89,758
9,213	JBG SMITH Properties REIT	356,082
2,167	Kilroy Realty Corp. REIT	152,687
28,059	Kimco Realty Corp. REIT	477,284
8,486	Liberty Property Trust REIT	400,030
2,285	Macerich Co. (The) REIT	105,476
5,618	Mid-America Apartment Communities, Inc. REIT	568,991
8,890	National Retail Properties, Inc. REIT	468,592
19,920	Outfront Media, Inc. REIT	413,340
14,725	Park Hotels & Resorts, Inc. REIT	442,781
11,561	Rayonier, Inc. REIT	351,917
4,886	Realogy Holdings Corp.(c)	86,726
6,965	Realty Income Corp. REIT	478,426
12,287	Retail Properties of America, Inc., Class A REIT	155,308
3,103	Retail Value, Inc. REIT	94,362
30,565	SITE Centers Corp. REIT	399,484
9,729	Ventas, Inc. REIT	627,423
37,182	VEREIT, Inc. REIT	300,430
16,411	Weingarten Realty Investors REIT	470,832
5,057	Welltower, Inc. REIT	391,867
5,094	WP Carey, Inc. REIT	381,490

		11,598,123

	Utilities - 20.6%
22,609	AES Corp.	370,562
5,377	Alliant Energy Corp.	239,115
7,332	Ameren Corp.	508,401
460	American Water Works Co., Inc.	44,008
4,170	Atmos Energy Corp.	407,117
1,112	Avangrid, Inc.	55,456
11,024	CenterPoint Energy, Inc.	340,862
4,978	CMS Energy Corp.	259,553
6,486	Consolidated Edison, Inc.	503,638
807	DTE Energy Co.	95,024
8,283	Edison International	471,883
4,391	Entergy Corp.	391,633
15,212	Evergy, Inc.	871,952
7,429	Eversource Energy	515,647
14,270	FirstEnergy Corp.	559,384
10,837	Hawaiian Electric Industries, Inc.	403,028
5,962	MDU Resources Group, Inc.	153,283
7,151	National Fuel Gas Co.	409,752
14,226	NiSource, Inc.	388,085
13,681	OGE Energy Corp.	560,237
9,648	PG&E Corp.(b)	125,424
6,028	Pinnacle West Capital Corp.	531,187
11,751	PPL Corp.	368,041
6,655	Public Service Enterprise Group, Inc.	363,030

3,655	Sempra Energy	$427,562
6,679	UGI Corp.	380,904
1,404	WEC Energy Group, Inc.	102,534
10,186	Xcel Energy, Inc.	533,339

		10,380,641

	Total Common Stocks & Other Equity Interests (Cost $50,867,506)	50,349,158

	Money Market Fund - 0.2%
91,903	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $91,903)	91,903

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $50,959,409) - 100.2%	50,441,061

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.7%
347,942	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $347,942)	347,942

	Total Investments in Securities (Cost $51,307,351) - 100.9%	50,789,003
	Other assets less liabilities - (0.9)%	(434,186)

	Net Assets - 100.0%	$50,354,817

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2019.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2019	Dividend Income
Invesco Ltd.	$—	$351,383	$(12,823)	$(108,442)	$146	$230,264	$6,682

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell Top 200 Equal Weight ETF (EQWL)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 7.8%
5,445	Activision Blizzard, Inc.	$257,222
248	Alphabet, Inc., Class C(b)	276,860
23,404	AT&T, Inc.	703,524
775	Charter Communications, Inc., Class A(b)	256,564
6,566	Comcast Corp., Class A	240,119
3,266	Electronic Arts, Inc.(b)	301,256
1,821	Facebook, Inc., Class A(b)	303,542
883	Netflix, Inc.(b)	299,778
10,549	T-Mobile US, Inc.(b)	734,421
4,911	Twenty-First Century Fox, Inc., Class A	242,161
12,261	Verizon Communications, Inc.	675,091
2,151	Walt Disney Co. (The)	239,880

		4,530,418

	Consumer Discretionary - 7.9%
147	Amazon.com, Inc.(b)	252,653
132	Booking Holdings, Inc.(b)	241,931
4,265	Carnival Corp.	245,579
8,402	eBay, Inc.(b)	282,727
28,392	Ford Motor Co.	249,850
20,078	Garrett Motion, Inc. (Switzerland)(b)	320,646
6,874	General Motors Co.	268,223
1,402	Home Depot, Inc. (The)	257,309
4,380	Las Vegas Sands Corp.	255,617
2,560	Lowe’s Cos., Inc.	246,170
2,217	Marriott International, Inc., Class A	253,913
1,308	McDonald’s Corp.	233,844
3,310	NIKE, Inc., Class B	271,023
3,607	Starbucks Corp.	245,781
3,657	Target Corp.	266,961
641	Tesla, Inc.(b)	196,800
5,269	TJX Cos., Inc. (The)	262,027
2,583	Yum! Brands, Inc.	242,750

		4,593,804

	Consumer Staples - 11.2%
7,806	Altria Group, Inc.	385,226
8,504	Coca-Cola Co. (The)	409,297
6,429	Colgate-Palmolive Co.	415,828
2,310	Constellation Brands, Inc., Class A	401,155
1,066	Costco Wholesale Corp.	228,796
1,723	Estee Lauder Cos., Inc. (The), Class A	235,052
11,034	General Mills, Inc.	490,351
3,553	Kimberly-Clark Corp.	395,733
8,683	Kraft Heinz Co. (The)	417,305
9,490	Mondelez International, Inc., Class A	439,007
7,878	Monster Beverage Corp.(b)	450,937
3,555	PepsiCo, Inc.	400,542
5,004	Philip Morris International, Inc.	383,907
4,361	Procter & Gamble Co. (The)	420,706
6,378	Sysco Corp.	407,235
5,128	Walgreens Boots Alliance, Inc.	370,549
2,623	Walmart, Inc.	251,362

		6,502,988

	Energy - 11.3%
8,607	Anadarko Petroleum Corp.	407,369
20,457	Baker Hughes a GE Co.	482,172
3,888	Chevron Corp.	445,759
6,817	ConocoPhillips	461,443
4,386	EOG Resources, Inc.	435,091
5,857	Exxon Mobil Corp.	429,201

15,076	Halliburton Co.	$472,783
27,463	Kinder Morgan, Inc.	497,080
7,256	Marathon Petroleum Corp.	480,783
6,761	Occidental Petroleum Corp.	451,500
5,074	Phillips 66	484,110
3,253	Pioneer Natural Resources Co.	462,967
10,991	Schlumberger Ltd.	485,912
6,134	Valero Energy Corp.	538,688

		6,534,858

	Financials - 8.9%
3,517	Aflac, Inc.	167,761
1,996	Allstate Corp. (The)	175,389
1,507	American Express Co.	154,769
4,315	American International Group, Inc.	186,537
1,031	Aon PLC	161,073
6,594	Bank of America Corp.	187,731
3,346	Bank of New York Mellon Corp. (The)	175,063
3,496	BB&T Corp.	170,605
795	Berkshire Hathaway, Inc., Class B(b)	163,404
415	BlackRock, Inc.	172,258
2,001	Capital One Financial Corp.	161,261
3,883	Charles Schwab Corp. (The)	181,608
1,245	Chubb Ltd.	165,647
2,885	Citigroup, Inc.	185,967
856	CME Group, Inc.	156,032
914	Goldman Sachs Group, Inc. (The)	180,981
2,074	Intercontinental Exchange, Inc.	159,200
1,591	JPMorgan Chase & Co.	164,669
1,915	Marsh & McLennan Cos., Inc.	168,884
4,071	MetLife, Inc.	185,923
3,963	Morgan Stanley	167,635
1,342	PNC Financial Services Group, Inc. (The)	164,623
2,548	Progressive Corp. (The)	171,455
1,945	Prudential Financial, Inc.	179,212
949	S&P Global, Inc.	181,876
2,546	State Street Corp.	180,511
3,292	TD Ameritrade Holding Corp.	184,187
1,324	Travelers Cos., Inc. (The)	166,215
3,271	US Bancorp	167,344
3,421	Wells Fargo & Co.	167,321

		5,155,141

	Health Care - 11.4%
2,717	Abbott Laboratories	198,287
2,235	AbbVie, Inc.	179,448
1,744	Alexion Pharmaceuticals, Inc.(b)	214,442
1,300	Allergan PLC	187,174
993	Amgen, Inc.	185,800
699	Anthem, Inc.	211,797
2,929	Baxter International, Inc.	212,323
827	Becton, Dickinson and Co.	206,303
612	Biogen, Inc.(b)	204,273
5,303	Boston Scientific Corp.(b)	202,310
3,656	Bristol-Myers Squibb Co.	180,497
2,812	Celgene Corp.(b)	248,750
1,422	Cigna Corp.	284,130
5,749	CVS Health Corp.	376,847
1,913	Danaher Corp.	212,190
1,707	Eli Lilly & Co.	204,601
2,912	Gilead Sciences, Inc.	203,869
1,439	HCA Healthcare, Inc.	200,640
627	Humana, Inc.	193,737
586	Illumina, Inc.(b)	163,957
383	Intuitive Surgical, Inc.(b)	200,554
1,327	Johnson & Johnson	176,597
1,596	McKesson Corp.	204,687
2,054	Medtronic PLC	181,553
2,482	Merck & Co., Inc.	184,735
4,400	Pfizer, Inc.	186,780
518	Regeneron Pharmaceuticals, Inc.(b)	222,362
1,134	Stryker Corp.	201,364
812	Thermo Fisher Scientific, Inc.	199,484
720	UnitedHealth Group, Inc.	194,544
1,131	Vertex Pharmaceuticals, Inc.(b)	215,919
2,156	Zoetis, Inc.	185,761

		6,625,715

Schedule of Investments(a)

	Industrials - 10.5%
1,194	3M Co.	$239,158
750	Boeing Co. (The)	289,215
1,917	Caterpillar, Inc.	255,268
3,506	CSX Corp.	230,344
1,644	Deere & Co.	269,616
4,507	Delta Air Lines, Inc.	222,781
3,409	Eaton Corp. PLC	259,936
3,974	Emerson Electric Co.	260,178
1,289	FedEx Corp.	228,888
1,411	General Dynamics Corp.	241,521
33,853	General Electric Co.	343,946
1,739	Honeywell International, Inc.	249,773
1,812	Illinois Tool Works, Inc.	248,806
7,509	Johnson Controls International PLC	253,579
836	Lockheed Martin Corp.	242,181
1,532	Norfolk Southern Corp.	256,978
901	Northrop Grumman Corp.	248,270
1,399	Raytheon Co.	230,499
10,910	Resideo Technologies, Inc.(b)	239,256
4,794	Southwest Airlines Co.	272,107
1,655	Union Pacific Corp.	263,261
2,395	United Parcel Service, Inc., Class B	252,433
2,024	United Technologies Corp.	238,974
2,668	Waste Management, Inc.	255,248

		6,092,216

	Information Technology - 10.9%
1,506	Accenture PLC, Class A	231,246
1,054	Adobe, Inc.(b)	261,202
1,529	Apple, Inc.	254,487
7,835	Applied Materials, Inc.	306,192
1,747	Automatic Data Processing, Inc.	244,300
1,023	Broadcom, Inc.	274,420
5,508	Cisco Systems, Inc.	260,473
3,785	Cognizant Technology Solutions Corp., Class A	263,739
18,231	Hewlett Packard Enterprise Co.	284,221
11,730	HP, Inc.	258,412
5,469	Intel Corp.	257,699
2,166	International Business Machines Corp.	291,154
1,268	Intuit, Inc.	273,660
808	Mastercard, Inc., Class A	170,593
7,542	Micron Technology, Inc.(b)	288,255
2,415	Microsoft Corp.	252,198
1,774	NVIDIA Corp.	255,013
3,352	NXP Semiconductors NV (Netherlands)	291,725
5,592	Oracle Corp.	280,886
1,837	PayPal Holdings, Inc.(b)	163,052
4,548	QUALCOMM, Inc.	225,217
1,853	salesforce.com, Inc.(b)	281,600
2,756	Texas Instruments, Inc.	277,474
1,170	Visa, Inc., Class A	157,962
1,638	VMware, Inc., Class A	247,453

		6,352,633

	Materials - 11.3%
5,007	Air Products & Chemicals, Inc.	823,101
14,647	DowDuPont, Inc.	788,155
5,081	Ecolab, Inc.	803,662
4,983	Linde PLC (United Kingdom)	812,279
9,413	LyondellBasell Industries NV, Class A	818,649
7,807	PPG Industries, Inc.	823,170
2,041	Sherwin-Williams Co. (The)	860,322
24,555	Southern Copper Corp. (Peru)	825,539

		6,554,877

	Real Estate - 1.7%
964	American Tower Corp. REIT	166,618
1,398	Crown Castle International Corp. REIT	163,650
413	Equinix, Inc. REIT	162,722
2,471	Prologis, Inc. REIT	170,894

808	Public Storage REIT	$171,716
874	Simon Property Group, Inc. REIT	159,173

		994,773

	Utilities - 7.1%
8,710	American Electric Power Co., Inc.	689,135
9,203	Dominion Energy, Inc.	646,419
7,701	Duke Energy Corp.	675,994
14,908	Exelon Corp.	712,006
3,842	NextEra Energy, Inc.	687,641
14,722	Southern Co. (The)	715,489

		4,126,684

	Total Common Stocks & Other Equity Interests (Cost $52,983,074)	58,064,107

	Money Market Fund - 0.1%
71,163	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $71,163)	71,163

	Total Investments in Securities (Cost $53,054,237) - 100.1%	58,135,270
	Other assets less liabilities - (0.1)%	(44,136)

	Net Assets - 100.0%	$58,091,134

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell Top 200 Pure Growth ETF (PXLG)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 7.8%
31,627	Activision Blizzard, Inc.	$1,494,060
1,144	Alphabet, Inc., Class C(b)	1,277,127
21,282	Electronic Arts, Inc.(b)	1,963,052
38,492	Facebook, Inc., Class A(b)	6,416,231
27,240	Netflix, Inc.(b)	9,247,980

		20,398,450

	Consumer Discretionary - 22.5%
5,913	Amazon.com, Inc.(b)	10,162,850
2,184	Booking Holdings, Inc.(b)	4,002,857
32,495	Home Depot, Inc. (The)	5,963,807
85,654	Lowe’s Cos., Inc.	8,236,489
53,803	Marriott International, Inc., Class A	6,162,058
53,731	NIKE, Inc., Class B	4,399,494
92,255	Starbucks Corp.	6,286,256
17,631	Tesla, Inc.(b)	5,413,070
158,774	TJX Cos., Inc. (The)	7,895,831

		58,522,712

	Consumer Staples - 5.3%
4,780	Altria Group, Inc.	235,893
3,562	Constellation Brands, Inc., Class A	618,577
2,411	Costco Wholesale Corp.	517,473
30,526	Estee Lauder Cos., Inc. (The), Class A	4,164,357
78,860	Monster Beverage Corp.(b)	4,513,946
57,536	Sysco Corp.	3,673,674

		13,723,920

	Energy - 0.0%
2,268	Halliburton Co.	71,124

	Financials - 3.6%
13,701	Aon PLC	2,140,507
63,118	Charles Schwab Corp. (The)	2,952,029
5,304	Progressive Corp. (The)	356,906
8,217	S&P Global, Inc.	1,574,788
43,027	TD Ameritrade Holding Corp.	2,407,361

		9,431,591

	Health Care - 17.8%
82,451	AbbVie, Inc.	6,619,991
81,191	Celgene Corp.(b)	7,182,156
23,329	Illumina, Inc.(b)	6,527,221
10,098	Intuitive Surgical, Inc.(b)	5,287,717
2,951	Regeneron Pharmaceuticals, Inc.(b)	1,266,776
2,733	Stryker Corp.	485,299
13,860	UnitedHealth Group, Inc.	3,744,972
59,762	Vertex Pharmaceuticals, Inc.(b)	11,409,163
43,909	Zoetis, Inc.	3,783,199

		46,306,494

	Industrials - 5.6%
19,591	Boeing Co. (The)	7,554,681
5,606	Deere & Co.	919,384
3,019	FedEx Corp.	536,084
7,070	Illinois Tool Works, Inc.	970,782
3,390	Northrop Grumman Corp.	934,114
8,869	Raytheon Co.	1,461,256
20,704	United Parcel Service, Inc., Class B	2,182,202

		14,558,503

	Information Technology - 30.8%
18,006	Accenture PLC, Class A	2,764,821
36,096	Adobe, Inc.(b)	8,945,311
32,753	Apple, Inc.	5,451,409

154,746	Applied Materials, Inc.	$6,047,474
4,916	Automatic Data Processing, Inc.	687,454
34,074	Intuit, Inc.	7,353,851
50,264	Mastercard, Inc., Class A	10,612,238
28,959	NVIDIA Corp.	4,162,856
87,155	PayPal Holdings, Inc.(b)	7,735,878
74,823	salesforce.com, Inc.(b)	11,370,851
16,102	Texas Instruments, Inc.	1,621,150
65,221	Visa, Inc., Class A	8,805,487
30,018	VMware, Inc., Class A	4,534,819

		80,093,599

	Materials - 3.1%
15,142	Sherwin-Williams Co. (The)	6,382,656
52,007	Southern Copper Corp. (Peru)	1,748,475

		8,131,131

	Real Estate - 3.4%
21,398	American Tower Corp. REIT	3,698,430
6,572	Equinix, Inc. REIT	2,589,368
11,788	Public Storage REIT	2,505,186

		8,792,984

	Total Common Stocks & Other Equity Interests (Cost $225,565,959)	260,030,508

	Money Market Fund - 0.1%
199,335	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $199,335)	199,335

	Total Investments in Securities (Cost $225,765,294) - 100.0%	260,229,843
	Other assets less liabilities - (0.0)%	(53,260)

	Net Assets - 100.0%	$260,176,583

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Russell Top 200 Pure Value ETF (PXLV)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 6.5%
117,046	AT&T, Inc.	$3,518,403
6,963	Comcast Corp., Class A	254,637
29,331	Twenty-First Century Fox, Inc., Class A	1,446,312
19,958	Verizon Communications, Inc.	1,098,887

		6,318,239

	Consumer Discretionary - 7.9%
23,093	Carnival Corp.	1,329,695
252,302	Ford Motor Co.	2,220,257
63,691	General Motors Co.	2,485,223
23,065	Target Corp.	1,683,745

		7,718,920

	Consumer Staples - 9.0%
14,946	Kraft Heinz Co. (The)	718,305
69,965	Mondelez International, Inc., Class A	3,236,581
13,791	Philip Morris International, Inc.	1,058,046
22,787	Procter & Gamble Co. (The)	2,198,262
11,001	Walgreens Boots Alliance, Inc.	794,932
7,987	Walmart, Inc.	765,394

		8,771,520

	Energy - 7.0%
37,302	Baker Hughes a GE Co.	879,208
9,237	Chevron Corp.	1,059,022
4,084	ConocoPhillips	276,446
9,576	Exxon Mobil Corp.	701,729
105,013	Kinder Morgan, Inc.	1,900,735
3,892	Marathon Petroleum Corp.	257,884
897	Occidental Petroleum Corp.	59,902
7,568	Phillips 66	722,063
5,212	Schlumberger Ltd.	230,423
8,331	Valero Energy Corp.	731,628

		6,819,040

	Financials - 25.1%
65,021	Aflac, Inc.	3,101,502
7,677	Allstate Corp. (The)	674,578
41,562	Bank of America Corp.	1,183,270
22,646	Bank of New York Mellon Corp. (The)	1,184,839
30,271	BB&T Corp.	1,477,225
451	BlackRock, Inc.	187,201
1,050	Chubb Ltd.	139,703
28,861	Citigroup, Inc.	1,860,380
9,234	Goldman Sachs Group, Inc. (The)	1,828,424
16,274	JPMorgan Chase & Co.	1,684,359
31,779	MetLife, Inc.	1,451,347
24,605	Morgan Stanley	1,040,791
10,625	PNC Financial Services Group, Inc. (The)	1,303,369
32,975	Prudential Financial, Inc.	3,038,316
42,212	US Bancorp	2,159,566
42,822	Wells Fargo & Co.	2,094,424

		24,409,294

	Health Care - 10.2%
6,539	Abbott Laboratories	477,216
22,156	Allergan PLC	3,190,021
1,278	Anthem, Inc.	387,234
6,137	CVS Health Corp.	402,280
24,331	Danaher Corp.	2,698,795
16,569	Medtronic PLC	1,464,534
29,194	Pfizer, Inc.	1,239,285

		9,859,365

	Industrials - 8.4%
37,996	Eaton Corp. PLC	$2,897,195
204,454	General Electric Co.	2,077,253
47,770	Johnson Controls International PLC	1,613,193
4,672	Norfolk Southern Corp.	783,681
6,930	United Technologies Corp.	818,225

		8,189,547

	Information Technology - 4.6%
11,580	Cisco Systems, Inc.	547,618
194,163	Hewlett Packard Enterprise Co.	3,027,001
1,112	HP, Inc.	24,497
8,805	Intel Corp.	414,892
8,882	QUALCOMM, Inc.	439,837

		4,453,845

	Materials - 3.0%
9,400	Air Products & Chemicals, Inc.	1,545,266
25,136	DowDuPont, Inc.	1,352,568

		2,897,834

	Real Estate - 1.9%
25,974	Prologis, Inc. REIT	1,796,362

	Utilities - 16.3%
40,327	American Electric Power Co., Inc.	3,190,672
37,284	Dominion Energy, Inc.	2,618,828
37,854	Duke Energy Corp.	3,322,824
48,263	Exelon Corp.	2,305,041
9,405	NextEra Energy, Inc.	1,683,307
55,723	Southern Co. (The)	2,708,138

		15,828,810

	Total Common Stocks & Other Equity Interests (Cost $96,759,618)	97,062,776

	Money Market Fund - 0.0%
39,308	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $39,308)	39,308

	Total Investments in Securities (Cost $96,798,926) - 99.9%	97,102,084
	Other assets less liabilities - 0.1%	69,533

	Net Assets - 100.0%	$97,171,617

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Wilshire Micro-Cap ETF (WMCR)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 3.6%
3,865	A. H. Belo Corp., Class A, Series A	$15,615
10,152	Alaska Communications Systems Group, Inc.(b)	18,781
3,080	Alliance MMA, Inc.(b)	730
2,060	AutoWeb, Inc.(b)	6,963
2,113	Ballantyne Strong, Inc.(b)	2,958
466	Beasley Broadcast Group, Inc., Class A	2,106
3,457	Boston Omaha Corp., Class A(b)	87,428
1,998	Cardlytics, Inc.(b)	34,945
221	Chicken Soup For The Soul Entertainment, Inc., Class A	1,750
3,390	Cinedigm Corp., Class A(b)	3,458
9,647	DHI Group, Inc.(b)	18,908
1,977	Dolphin Entertainment, Inc.(b)	3,025
2,249	Emmis Communications Corp., Class A(b)	8,816
3,135	FunctionX, Inc.(b)(c)	28
1,088	Harte-Hanks, Inc.(b)	3,427
4,533	IDT Corp., Class B	32,547
1,804	Insignia Systems, Inc.(b)	2,111
12,106	Lee Enterprises, Inc.(b)	33,049
4,651	Level Brands, Inc.(b)	22,046
5,403	LiveXLive Media, Inc.(b)	32,904
7,710	Marchex, Inc., Class B	30,840
891	McClatchy Co. (The), Class A(b)(d)	5,212
14,435	Meet Group, Inc. (The)(b)	83,434
16,135	NII Holdings, Inc.(b)(d)	78,255
422	NTN Buzztime, Inc.(b)(d)	1,203
3,801	Ooma, Inc.(b)	57,433
525	Otelco, Inc., Class A(b)	8,768
19,395	Pareteum Corp.(b)(d)	48,488
369	Professional Diversity Network, Inc.(b)	443
4,000	Reading International, Inc., Class A(b)	63,200
754	Saga Communications, Inc., Class A	25,500
2,666	Salem Media Group, Inc.	7,491
1,934	Social Reality, Inc.(b)	6,595
702	Spanish Broadcasting System, Inc., Class A(b)	154
1,657	SPAR Group, Inc.(b)	930
90	Towerstream Corp.(b)	117
1,924	Townsquare Media, Inc., Class A	11,794
1,053	Travelzoo(b)	12,952
5,652	Urban One, Inc.(b)	11,587
2,365	Xcel Brands, Inc.(b)	2,956
1,697	Zedge, Inc., Class B(b)	3,496

		792,443

	Consumer Discretionary - 9.4%
11,152	ADOMANI, Inc.(b)	2,966
1,335	America’s Car-Mart, Inc.(b)	93,397
1,042	Appliance Recycling Centers of America, Inc.(b)	466
1,325	Arcimoto, Inc.(b)	4,081
419	Ark Restaurants Corp.	7,751
2,168	Ascent Capital Group, Inc., Class A(b)	1,127
3,669	Aspen Group, Inc./CO.(b)	17,061
2,099	Bassett Furniture Industries, Inc.	40,028
12,653	BBX Capital Corp.	78,069
5,339	Beazer Homes USA, Inc.(b)	66,898
515	bebe stores, Inc.	3,322
3,227	Big 5 Sporting Goods Corp.(d)	11,101
4,037	Blink Charging Co.(b)	9,245

2,722	Bon-Ton Stores, Inc. (The)(b)	$35
5,217	Boot Barn Holdings, Inc.(b)	122,234
471	Bowl America, Inc., Class A(d)	7,442
3,017	Build-A-Bear Workshop, Inc.(b)(d)	14,270
670	CDTi Advanced Materials, Inc.(b)	232
3,217	Centric Brands, Inc.(b)	12,257
4,932	Century Casinos, Inc.(b)	37,828
4,260	Charles & Colvard Ltd.(b)	3,877
1,958	Cherokee, Inc.(b)	1,723
8,149	Christopher & Banks Corp.(b)	4,885
4,369	Clarus Corp.	48,889
1,806	Collectors Universe, Inc.	24,345
557	Comstock Holding Cos., Inc.(b)	1,231
1,272	Cool Holdings, Inc.(b)(d)	3,791
1,992	Crown Crafts, Inc.(d)	11,554
1,387	CSS Industries, Inc.	12,108
2,173	Culp, Inc.	41,504
5,795	Del Frisco’s Restaurant Group, Inc.(b)	45,896
975	Delta Apparel, Inc.(b)	22,961
2,078	Destination Maternity Corp.(b)(d)	6,192
9,549	Destination XL Group, Inc.(b)	24,636
1,791	DGSE Cos., Inc.(b)	756
4,699	Diversified Restaurant Holdings, Inc.(b)	4,934
2,617	Dixie Group, Inc. (The)(b)	2,303
3,106	Dover Downs Gaming & Entertainment, Inc.(b)(d)	8,262
3,037	Dover Motorsports, Inc.	6,044
1,614	DropCar, Inc.(b)	613
343	Edison Nation, Inc.(b)	1,705
834	Educational Development Corp.	6,589
1,321	Emerson Radio Corp.(b)	1,823
2,573	Escalade, Inc.	28,715
12,949	EVINE Live, Inc.(b)	7,122
1,928	Famous Dave’s of America, Inc.(b)	8,869
440	FAT Brands, Inc.	2,420
1,572	Flexsteel Industries, Inc.	39,253
1,496	Forward Industries, Inc.(b)	2,199
7,112	Fred’s, Inc., Class A(b)(d)	19,771
5,312	Full House Resorts, Inc.(b)	12,218
1,708	Gaia, Inc.(b)(d)	20,086
2,964	HG Holdings, Inc.(b)	1,552
3,318	hhgregg, Inc.(b)	7
2,323	Hooker Furniture Corp.	66,833
1,812	Hyrecar, Inc.(b)	8,027
11,377	Iconix Brand Group, Inc.(b)	1,707
2,779	Inspired Entertainment, Inc.(b)	18,842
476	iPic Entertainment, Inc., Class A(b)	2,494
2,898	J. Alexander’s Holdings, Inc.(b)	24,923
3,712	JAKKS Pacific, Inc.(b)(d)	6,979
697	Jerash Holdings US, Inc. (Jordan)	4,614
2,565	Kirkland’s, Inc.(b)	26,214
2,166	Kona Grill, Inc.(b)(d)	2,383
355	Koss Corp.(b)	678
1,446	Lakeland Industries, Inc.(b)	16,166
1,635	Lazydays Holdings, Inc.(b)	10,055
3,812	Leaf Group Ltd.(b)	29,276
836	Legacy Housing Corp.(b)	11,704
2,863	Lifetime Brands, Inc.	27,857
3,816	Lincoln Educational Services Corp.(b)	10,837
1,231	Lovesac Co. (The)(b)	29,396
3,760	Luby’s, Inc.(b)	5,640
3,575	MasterCraft Boat Holdings, Inc.(b)	78,042
578	Nathan’s Famous, Inc.	39,015
2,358	Nevada Gold & Casinos, Inc.(b)	5,824
2,861	New Home Co., Inc. (The)(b)(d)	19,798
1,226	Noodles & Co.(b)	8,827
2,764	Nova Lifestyle, Inc.(b)	1,881
2,300	Ominto, Inc.(b)	1,265
366	P&F Industries, Inc., Class A	2,826
1,228	Papa Murphy’s Holdings, Inc.(b)(d)	5,661
1,866	Peak Resorts, Inc.	8,509
14,639	Pier 1 Imports, Inc.	11,941

Schedule of Investments(a)

2,909	Rave Restaurant Group, Inc.(b)(d)	$2,967
1,917	RCI Hospitality Holdings, Inc.	42,768
4,950	Red Lion Hotels Corp.(b)	45,787
5,988	Remark Holdings, Inc.(b)(d)	11,976
1,448	Rocky Brands, Inc.	38,821
7,012	RTW RetailWinds, Inc.(b)	21,737
1,536	RumbleON, Inc., Class B(b)(d)	9,846
13,803	Sears Holdings Corp.(b)	6,971
2,263	Sears Hometown and Outlet Stores, Inc.(b)(d)	4,707
4,135	Select Interior Concepts, Inc., Class A(b)	32,460
3,027	Shiloh Industries, Inc.(b)	18,132
4,672	Stage Stores, Inc.(d)	4,438
6,873	Stein Mart, Inc.(b)(d)	7,698
555	Strattec Security Corp.	19,147
3,434	Summer Infant, Inc.(b)	3,606
2,397	Superior Group of Cos., Inc.	42,595
2,796	Sypris Solutions, Inc.(b)	2,964
1,825	Tandy Leather Factory, Inc.(b)	10,439
537	Toughbuilt Industries, Inc.(b)	1,305
5,419	Town Sports International Holdings, Inc.(b)	32,677
2,766	Trans World Entertainment Corp.(b)	1,676
7,631	Tuesday Morning Corp.(b)(d)	15,109
2,567	Turtle Beach Corp.(b)(d)	38,223
1,969	Unique Fabricating, Inc.	10,800
4,240	Universal Technical Institute, Inc.(b)	14,501
9,436	UQM Technologies, Inc.(b)	15,617
6,159	US Auto Parts Network, Inc.(b)	6,467
665	Vince Holding Corp.(b)(d)	7,967
3,234	VOXX International Corp.(b)	16,849
6,814	XpresSpa Group, Inc.(b)	1,431
3,460	Yeti Holdings, Inc.(b)(d)	58,855
864	YogaWorks, Inc.(b)	458
5,280	ZAGG, Inc.(b)	59,242

		2,055,093

	Consumer Staples - 4.3%
22,675	22nd Century Group, Inc.(b)(d)	50,792
1,582	Alico, Inc.	46,827
678	Arcadia Biosciences, Inc.(b)(d)	2,441
21,468	Castle Brands, Inc.(b)	18,147
1,412	CCA Industries, Inc.(b)	3,332
1,735	Celsius Holdings, Inc.(b)	7,096
1,109	Coffee Holding Co., Inc.(b)	6,743
2,507	Craft Brew Alliance, Inc.(b)	41,265
3,430	Crimson Wine Group Ltd.(b)	28,812
842	Cyanotech Corp.(b)	2,795
1,722	Eastside Distilling, Inc.(b)	11,004
1,208	Ifresh, Inc.(b)	1,462
8,266	Jones Soda Co.(b)	2,232
4,806	Landec Corp.(b)	60,988
2,842	Lifevantage Corp.(b)	42,204
941	Lifeway Foods, Inc.(b)	2,644
3,073	Limoneira Co.	67,698
1,313	Long Blockchain Corp.(b)	249
339	Mannatech, Inc.	6,448
1,365	Natural Alternatives International, Inc.(b)	15,233
3,462	Nature’s Sunshine Products, Inc.(b)	27,696
12,838	New Age Beverages Corp.(b)(d)	91,278
1,028	Ocean Bio-Chem, Inc.	3,834
962	Oil-Dri Corp. of America	25,531
2,016	Orchids Paper Products Co.(b)(d)	2,117
7,681	Primo Water Corp.(b)	100,083
9,875	PURE Bioscience, Inc.(b)	4,938
1,556	Pyxus International, Inc.(b)(d)	25,254
4,362	Reed’s, Inc.(b)(d)	10,425
277	Reliv International, Inc.(b)	1,219
3,448	RiceBran Technologies(b)(d)	11,275
1,131	Seneca Foods Corp., Class A(b)	32,347
4,124	Shineco, Inc. (China)(b)	2,177
721	Truett-Hurst, Inc.(b)(d)	1,514
4,103	Turning Point Brands, Inc.	145,287
604	United-Guardian, Inc.	12,026
9,798	Veru, Inc.(b)(d)	15,040
810	Willamette Valley Vineyards, Inc.(b)	5,711
2,663	Youngevity International, Inc.(b)(d)	20,239

		956,403

	Energy - 3.3%
546	Adams Resources & Energy, Inc.	$21,638
2,934	Aemetis, Inc.(b)	3,051
10,423	Approach Resources, Inc.(b)	10,040
3,762	Aspen Aerogels, Inc.(b)	10,233
878	Barnwell Industries, Inc.(b)	1,238
664	Camber Energy, Inc.(b)	302
1,131	Centrus Energy Corp., Class A(b)	2,975
5,144	Contango Oil & Gas Co.(b)(d)	19,444
1,272	Cross Timbers Royalty Trust(d)	15,684
4,136	Dawson Geophysical Co.(b)	16,172
3,093	ENGlobal Corp.(b)	2,289
10,109	Enservco Corp.(b)	5,054
6,189	Evolution Petroleum Corp.	46,232
3,772	EXCO Resources, Inc.(b)	123
1,370	FieldPoint Petroleum Corp.(b)	111
1,741	Gevo, Inc.(b)	4,544
1,615	Goodrich Petroleum Corp.(b)	22,093
2,431	Gulf Island Fabrication, Inc.(b)	23,070
4,543	Harvest Natural Resources, Inc.(b)(c)	0
7,575	Hornbeck Offshore Services, Inc.(b)	9,999
11,742	Houston American Energy Corp.(b)	2,370
7,890	Hugoton Royalty Trust	4,073
8,161	Hyperdynamics Corp.(b)	57
2,287	ION Geophysical Corp.(b)	20,514
167	Isramco, Inc.(b)	18,587
165	Jones Energy, Inc., Class A(b)	73
13,585	Lilis Energy, Inc.(b)	29,479
2,874	Lonestar Resources US, Inc., Class A(b)	14,370
206	Mexco Energy Corp.(b)(d)	754
5,366	Midstates Petroleum Co., Inc.(b)	51,943
1,799	Mitcham Industries, Inc.(b)	7,160
2,253	Natural Gas Services Group, Inc.(b)	37,197
2,174	Nuverra Environmental Solutions, Inc.(b)	29,349
7,365	Pacific Coast Oil Trust	13,404
8,338	Pacific Ethanol, Inc.(b)	10,673
3,131	Panhandle Oil and Gas, Inc., Class A	50,096
1,781	Parker Drilling Co.(b)	503
4,759	Permianville Royalty Trust	11,898
5,870	PetroQuest Energy, Inc.(b)	59
2,113	PHI, Inc.(b)(d)	6,931
11,612	Pioneer Energy Services Corp.(b)	17,186
1,712	Quintana Energy Services, Inc.(b)	8,286
870	Ranger Energy Services, Inc.(b)	7,091
731	Rosehill Resources, Inc.(b)	2,544
5,955	Royale Energy, Inc.(b)	1,985
594	SAExploration Holdings, Inc.(b)	2,614
2,245	SilverBow Resources, Inc.(b)	54,576
2,298	Superior Drilling Products, Inc.(b)	4,251
1,917	Synthesis Energy Systems, Inc.(b)	1,495
2,256	Tengasco, Inc.(b)(d)	2,256
11,153	Torchlight Energy Resources, Inc.(b)	10,930
14,930	Triangle Petroleum Corp.(b)	224
33,129	Uranium Energy Corp.(b)	43,068
1,497	US Energy Corp. Wyoming(b)	1,377
10,986	VAALCO Energy, Inc.(b)	20,214
48,527	Vantage Drilling Co.(b)	388
6,449	Vertex Energy, Inc.(b)	7,674
2,704	Voc Energy Trust(d)	11,952
3,836	Westmoreland Coal Co.(b)	48
14,069	Westwater Resources, Inc.(b)	1,970
2,379	Yuma Energy, Inc.(b)	285
13,724	Zion Oil & Gas, Inc.(b)	6,677

		730,873

	Financials - 26.1%
992	1347 Property Insurance Holdings, Inc.(b)	4,424
5,148	180 Degree Capital Corp.(b)(d)	9,987
2,494	Alcentra Capital Corp.	18,057
1,692	American National Bankshares, Inc.	55,295

Schedule of Investments(a)

1,244	American River Bankshares	$16,769
3,764	AmeriServ Financial, Inc.	15,545
4,636	Ares Commercial Real Estate Corp. REIT	66,758
1,494	Arlington Asset Investment Corp., Class A	12,878
294	Ashford, Inc.(b)(d)	19,110
581	Asta Funding, Inc.	2,475
1,103	Atlantic American Corp.	3,033
1,532	Atlanticus Holdings Corp.(b)	5,760
1,848	Atlas Financial Holdings, Inc.(b)	16,429
677	Bancorp 34, Inc.	10,169
2,496	Bank of Marin Bancorp	104,682
1,225	Bank of Princeton (The)	36,186
935	Bank of South Carolina Corp.	17,354
826	Bank of The James Financial Group, Inc.	11,729
713	Bank7 Corp.(b)	11,116
1,464	Bankwell Financial Group, Inc.	42,310
2,190	Baycom Corp.(b)	47,304
3,352	BCB Bancorp, Inc.	39,352
1,968	Broadway Financial Corp.(b)	2,578
1,833	BSB Bancorp, Inc.(b)	59,133
1,261	Business First Bancshares, Inc.	29,091
743	C&F Financial Corp.	37,135
734	Cambridge Bancorp	55,857
1,407	Capital Bancorp, Inc.(b)	16,532
3,400	Capitala Finance Corp.(d)	28,866
3,405	Capstar Financial Holdings, Inc.(d)	54,310
1,397	Carolina Trust Bancshares, Inc.(b)(d)	11,413
898	CBM Bancorp, Inc.(b)	11,405
848	Central Federal Corp.(b)	10,498
2,779	Central Valley Community Bancorp	54,941
619	Century Bancorp, Inc., Class A	48,053
887	Chemung Financial Corp.(d)	37,183
2,839	Cherry Hill Mortgage Investment Corp. REIT	52,521
2,369	Citizens & Northern Corp.	59,391
458	Citizens First Corp.(d)	10,030
3,181	Civista Bancshares, Inc.	59,580
2,893	CM Finance, Inc.	22,160
3,183	CNB Financial Corp.	80,434
1,840	Coastal Financial Corp.(b)	27,361
1,595	Codorus Valley Bancorp, Inc.	35,249
77	Cohen & Co., Inc.(d)	628
1,415	Colony Bankcorp, Inc.	22,187
735	Community First Bancshares, Inc.(b)	7,798
872	Conifer Holdings, Inc.(b)(d)	4,072
3,880	Consumer Portfolio Services, Inc.(b)	14,899
1,265	County Bancorp, Inc.	21,644
6,890	Crossroads Capital Escrow(b)(c)	0
611	Ditech Holding Corp.(b)	79
1,034	Eagle Bancorp Montana, Inc.	18,488
317	Eagle Financial Bancorp, Inc.(b)(d)	4,920
4,489	Elevate Credit, Inc.(b)	19,976
2,674	Ellington Residential Mortgage REIT	31,179
12,408	Emergent Capital, Inc.(b)	993
1,330	Entegra Financial Corp.(b)	31,069
2,261	Enterprise Bancorp, Inc.	73,143
1,462	Equus Total Return, Inc.(b)	2,895
1,264	Esquire Financial Holdings, Inc.(b)	27,467
2,225	ESSA Bancorp, Inc.	33,508
901	Evans Bancorp, Inc.	31,535
1,930	Farmers & Merchants Bancorp, Inc.	60,853
678	Federal Life Group, Inc.(b)	7,933
2,249	FedNat Holding Co.	40,729
631	FFBW, Inc.(b)	6,745
725	Fidelity D&D Bancorp, Inc.	42,782
5,068	Fidus Investment Corp.	70,851
866	Fifth Street Asset Management, Inc., Class A(b)	1,386
3,683	First Acceptance Corp.(b)	4,162
1,969	First Bancorp, Inc./ME	50,938
2,219	First Choice Bancorp	47,953
1,713	First Financial Northwest, Inc.	25,952

2,099	First Internet Bancorp	$41,980
3,442	First NBC Bank Holding Co.(b)	49
1,503	First United Corp.	24,349
1,339	First US Bancshares, Inc.	13,055
1,437	First Western Financial, Inc.(b)	20,118
3,175	FNCB Bancorp, Inc.	33,338
350	FSB Bancorp, Inc.(b)(d)	5,880
2,300	FVCBankcorp, Inc.(b)	40,250
3,404	Garrison Capital, Inc.	25,326
6,045	Gladstone Capital Corp.(d)	52,410
6,807	Gladstone Investment Corp.(d)	74,673
508	Glen Burnie Bancorp	5,634
1,410	Global Brokerage, Inc.(b)	78
2,280	Great Ajax Corp. REIT	29,435
5,148	Great Elm Capital Group, Inc.(b)	16,113
3,844	GSV Capital Corp.(b)(d)	21,757
2,195	Guaranty Bancshares, Inc.	65,850
5,921	GWG Holdings, Inc.	54,118
3,255	Hallmark Financial Services, Inc.(b)	31,574
1,046	Harvest Capital Credit Corp.(d)	11,412
1,203	Hawthorn Bancshares, Inc.	27,501
890	HMN Financial, Inc.(b)	17,702
1,668	Home Bancorp, Inc.	58,980
1,109	HomeTown Bankshares Corp.	14,728
1,072	HopFed Bancorp, Inc.	21,033
2,446	Horizon Technology Finance Corp.(d)	29,205
3,818	Hunt Cos. Finance Trust, Inc. REIT	12,981
2,284	Impac Mortgage Holdings, Inc.(b)	8,017
1,193	Independence Holding Co.	42,662
1,903	Investar Holding Corp.	43,883
192	Investors Title Co.	33,164
7,212	KCAP Financial, Inc.(d)	26,324
1,512	Level One Bancorp, Inc.	36,742
886	Limestone Bancorp, Inc.(b)	12,865
5,896	Macatawa Bank Corp.	57,545
3,057	Manning & Napier, Inc.(d)	6,511
2,367	Marlin Business Services Corp.	52,524
4,047	MBT Financial Corp.	40,510
4,458	Medallion Financial Corp.(b)(d)	23,583
980	Medley Management, Inc., Class A(d)	4,684
1,044	Metropolitan Bank Holding Corp.(b)	36,540
3,529	MidSouth Bancorp, Inc.(d)	40,301
2,353	MidWestOne Financial Group, Inc.	65,202
4,336	Monroe Capital Corp.(d)	52,205
1,821	MutualFirst Financial, Inc.	52,809
2,178	MVB Financial Corp.	36,678
1,269	National Bankshares, Inc.	44,072
3,726	Newtek Business Services Corp.(d)	71,875
1,677	Nicholas Financial, Inc.(b)	17,642
1,358	Northrim BanCorp, Inc.	44,991
1,329	Norwood Financial Corp.(d)	38,966
2,209	OFS Capital Corp.	24,829
431	OFS Credit Company, Inc.	7,112
3,979	OHA Investment Corp.	4,596
967	Old Point Financial Corp.(d)	23,150
5,401	Old Second Bancorp, Inc.	75,776
1,975	OP Bancorp	17,973
1,931	Oppenheimer Holdings, Inc., Class A	52,002
9,524	Orchid Island Capital, Inc. REIT(d)	66,097
661	Ottawa Bancorp, Inc.	9,036
1,655	Owens Realty Mortgage, Inc. REIT	35,880
3,672	Pacific Mercantile Bancorp(b)(d)	28,862
2,205	Parke Bancorp, Inc.	43,262
292	Patriot National Bancorp, Inc.	4,190
4,084	Patriot National, Inc.(b)(c)	0
3,000	PCSB Financial Corp.	60,930
1,566	PDL Community Bancorp(b)	20,248
995	Penns Woods Bancorp, Inc.	35,153
1,119	Peoples Bancorp of North Carolina, Inc.	29,094
989	Plumas Bancorp	24,181
981	Provident Bancorp, Inc.(b)	22,180
1,288	Provident Financial Holdings, Inc.	21,896

Schedule of Investments(a)

1,161	Randolph Bancorp, Inc.(b)(d)	$16,428
6,310	Ready Capital Corp. REIT	98,688
2,191	Regional Management Corp.(b)	60,209
3,835	Riverview Bancorp, Inc.	28,571
2,653	Sachem Capital Corp. REIT	10,851
595	Salisbury Bancorp, Inc.	23,967
1,095	Saratoga Investment Corp.	25,065
1,283	SB Financial Group, Inc.	23,505
2,262	Security National Financial Corp., Class A(b)	11,943
2,185	Severn Bancorp, Inc.(d)	18,026
2,541	Shore Bancshares, Inc.	37,861
2,272	SI Financial Group, Inc.(d)	29,263
864	Siebert Financial Corp.(b)	9,556
2,998	Sierra Bancorp	79,747
1,310	Silvercrest Asset Management Group, Inc., Class A	17,449
1,264	Southern First Bancshares, Inc.(b)	45,491
1,600	Southern Missouri Bancorp, Inc.	56,336
4,023	Southern National Bancorp of Virginia, Inc.	60,667
2,316	Spirit of Texas Bancshares, Inc.(b)	50,998
3,383	Stellus Capital Investment Corp.	48,715
2,434	Summit Financial Group, Inc.	57,272
1,843	Territorial Bancorp, Inc.	50,830
6,629	TheStreet, Inc.(b)	14,120
1,585	Timberland Bancorp, Inc.	44,570
627	Tremont Mortgage Trust	5,486
5,116	TriplePoint Venture Growth BDC Corp.	65,127
1,822	Two River Bancorp	29,371
758	Union Bankshares, Inc./VT(d)	36,119
1,132	United Bancorp, Inc./OH	12,577
8,516	United Community Financial Corp.	80,732
3,155	United Security Bancshares	32,370
1,734	Unity Bancorp, Inc.	34,351
2,313	US Global Investors, Inc., Class A	2,891
226	Value Line, Inc.	4,848
130	Village Bank and Trust Financial Corp.(b)	4,485
424	Wellesley Bank(d)	12,974
3,174	West Bancorporation, Inc.	68,368
767	Westbury Bancorp, Inc.(b)	15,915
5,409	Western New England Bancorp, Inc.	50,033
1,874	WhiteHorse Finance, Inc.	26,423

		5,725,676

	Health Care - 26.1%
14,582	AcelRx Pharmaceuticals, Inc.(b)(d)	35,872
810	Acer Therapeutics, Inc.(b)	19,837
5,487	Aceto Corp.	6,639
1,369	Achieve Life Sciences, Inc.(b)	2,040
1,765	Acura Pharmaceuticals, Inc.(b)	351
9,328	Adamis Pharmaceuticals Corp.(b)(d)	28,637
2,438	Addus HomeCare Corp.(b)	146,646
820	Adial Pharmaceuticals, Inc.(b)	4,485
13,508	Advaxis, Inc.(b)	5,120
3,557	Aeglea BioTherapeutics, Inc.(b)(d)	32,511
1,247	Aeon Global Health Corp.(b)	387
8,602	Affymax, Inc.(b)	323
7,219	AgeX Therapeutics, Inc.(b)(d)	27,938
5,469	Agile Therapeutics, Inc.(b)	4,430
1,263	Aileron Therapeutics, Inc.(b)	1,389
2,561	Akers Biosciences, Inc.(b)	2,843
1,854	Albireo Pharma, Inc.(b)	48,204
4,230	Aldeyra Therapeutics, Inc.(b)	37,266
13,228	Alimera Sciences, Inc.(b)	12,578
1,585	Allena Pharmaceuticals, Inc.(b)	11,111
552	Allied Healthcare Products, Inc.(b)	1,121
8,707	Alphatec Holdings, Inc.(b)	11,319
1,675	Alpine Immune Sciences, Inc.(b)	10,854
1,801	Altimmune, Inc.(b)	5,745
837	American Shared Hospital Services(b)	2,101
21,275	Ampio Pharmaceuticals, Inc.(b)	10,637
3,965	Anixa Biosciences, Inc.(b)	20,340

3,664	Anthera Pharmaceuticals, Inc.(b)	$256
2,926	Apollo Endosurgery, Inc.(b)	10,153
4,999	Apollo Medical Holdings, Inc.(b)	97,630
2,653	Applied Genetic Technologies Corp.(b)	7,853
3,994	Aptevo Therapeutics, Inc.(b)	6,390
6,372	Apyx Medical Corp.(b)	55,245
1,281	AquaBounty Technologies, Inc.(b)	2,780
2,486	Aquestive Therapeutics, Inc.(b)	15,239
1,779	Aravive, Inc.(b)	7,152
3,003	ARCA biopharma, Inc.(b)	1,261
2,234	Argos Therapeutics, Inc.(b)	179
1,100	Aridis Pharmaceuticals, Inc.(b)	9,196
17,378	ArQule, Inc.(b)	64,299
1,488	Arsanis, Inc.(b)	4,062
1,103	Atossa Genetics, Inc.(b)	1,434
3,764	aTyr Pharma, Inc.(b)	1,886
742	Avenue Therapeutics, Inc.(b)	4,519
21,002	AVEO Pharmaceuticals, Inc.(b)(d)	14,689
10,331	Avid Bioservices, Inc.(b)	39,774
4,925	Avinger, Inc.(b)	1,674
4,579	Axsome Therapeutics, Inc.(b)	38,418
1,832	Aytu Bioscience, Inc.(b)	2,162
2,873	AzurRx BioPharma, Inc.(b)	6,033
6,731	Bellerophon Therapeutics, Inc.(b)	4,766
1,643	Bioanalytical Systems, Inc.(b)	2,234
740	Biocept, Inc.(b)	1,458
3,110	Biolase, Inc.(b)	5,660
2,354	BioLife Solutions, Inc.(b)	34,533
1,475	Biomerica, Inc.(b)	3,540
1,021	BioNano Genomics, Inc.(b)	4,462
41,976	BioPharmX Corp.(b)	4,403
1,134	BioSpecifics Technologies Corp.(b)	73,687
25,582	BioTime, Inc.(b)(d)	36,071
863	Bioxcel Therapeutics, Inc.(b)	4,626
1,858	Caladrius Biosciences, Inc.(b)	9,048
6,549	Calithera Biosciences, Inc.(b)	29,209
690	Calyxt, Inc.(b)(d)	9,156
4,877	Cancer Genetics, Inc.(b)	1,182
4,678	Capricor Therapeutics, Inc.(b)	2,424
5,019	CAS Medical Systems, Inc.(b)	8,934
10,508	CASI Pharmaceuticals, Inc.(b)(d)	36,358
1,401	Catabasis Pharmaceuticals, Inc.(b)	8,924
2,381	Catalyst Biosciences, Inc.(b)(d)	20,929
20,482	Catalyst Pharmaceuticals, Inc.(b)	51,615
1,061	Catasys, Inc.(b)(d)	11,862
25,604	Celldex Therapeutics, Inc.(b)	13,002
1,009	Cellectar Biosciences, Inc.(b)	1,968
5,996	CEL-SCI Corp.(b)	17,508
3,973	Celsion Corp.(b)	8,462
7,096	Cerecor, Inc.(b)	36,899
3,040	Cesca Therapeutics, Inc.(b)	1,046
1,279	Champions Oncology, Inc.(b)	15,642
5,312	Checkpoint Therapeutics, Inc.(b)	20,345
3,208	Chembio Diagnostics, Inc.(b)(d)	22,424
3,513	Chiasma, Inc.(b)	12,050
4,650	Cidara Therapeutics, Inc.(b)(d)	13,485
5,638	Clearside BioMedical, Inc.(b)	6,653
1,030	Cleveland BioLabs, Inc.(b)	1,679
2,475	Cocrystal Pharma, Inc.(b)	7,326
1,616	Co-Diagnostics, Inc.(b)	2,198
6,766	Cohbar, Inc.(b)	22,192
5,584	Conatus Pharmaceuticals, Inc.(b)(d)	13,011
4,261	Concert Pharmaceuticals, Inc.(b)	60,293
12,749	ConforMIS, Inc.(b)	8,287
2,789	Constellation Pharmaceuticals, Inc.(b)	20,164
25,516	Corindus Vascular Robotics, Inc.(b)(d)	29,343
5,369	Corium International, Inc. Contingent Value Rts.(b)(c)	966
3,726	Corvus Pharmaceuticals, Inc.(b)	14,867
5,829	CryoPort, Inc.(b)(d)	61,146
11,561	CTI BioPharma Corp.(b)	13,758
3,501	Cue Biopharma, Inc.(b)(d)	17,890

Schedule of Investments(a)

1,812	Cumberland Pharmaceuticals, Inc.(b)	$9,694
5,792	Curis, Inc.(b)	6,777
2,257	Cyclacel Pharmaceuticals, Inc.(b)	1,760
2,800	Cytori Therapeutics, Inc.(b)	939
5,773	CytoSorbents Corp.(b)	43,240
6,706	CytRx Corp.(b)	3,782
2,084	Dare Bioscience, Inc.(b)	1,709
1,914	Delcath Systems, Inc.(b)	542
12,639	Dextera Surgical(b)(c)	0
4,076	Digirad Corp.	2,876
830	Diversicare Healthcare Services, Inc.	3,021
32,309	Durect Corp.(b)	19,553
5,182	Edge Therapeutics, Inc.(b)	2,260
10,578	Egalet Corp.(b)	99
3,361	Eiger BioPharmaceuticals, Inc.(b)(d)	46,987
5,300	Ekso Bionics Holdings, Inc.(b)	9,222
1,524	Electromed, Inc.(b)	8,664
3,874	Eloxx Pharmaceuticals, Inc.(b)	46,720
983	ENDRA Life Sciences, Inc.(b)	2,064
584	Entasis Therapeutics Holdings, Inc.(b)	3,072
8,308	Enzo Biochem, Inc.(b)	31,238
8,161	Enzon Pharmaceuticals, Inc.(b)	2,040
1,069	Equillium, Inc.(b)	9,397
1,733	Escalon Medical Corp.(b)	260
763	Eton Pharmaceuticals, Inc.(b)	4,654
3,349	Evoke Pharma, Inc.(b)	9,511
2,429	Evolus, Inc.(b)(d)	39,714
7,831	EyeGate Pharmaceuticals, Inc.(b)	3,800
1,209	Eyenovia, Inc.(b)	4,231
3,473	Fennec Pharmaceuticals, Inc. (Canada)(b)	23,234
1,587	Fibrocell Science, Inc.(b)(d)	3,126
5,508	Five Star Senior Living, Inc.(b)	4,131
2,989	Flex Pharma, Inc.(b)	939
1,333	FONAR Corp.(b)	29,459
7,471	Fortress Biotech, Inc.(b)	15,465
1,342	Fulgent Genetics, Inc.(b)(d)	5,261
7,503	Galectin Therapeutics, Inc.(b)(d)	36,315
2,006	Gemphire Therapeutics, Inc.(b)	2,146
11,391	Genocea Biosciences, Inc.(b)	6,607
1,342	Genprex, Inc.(b)	1,946
1,016	GlobeImmune, Inc.(b)	142
2,568	Great Basin Scientific, Inc.(b)	67
2,378	GTx, Inc.(b)(d)	2,592
1,262	Hancock Jaffe Laboratories, Inc.(b)	2,398
4,937	Harrow Health, Inc.(b)	29,425
5,300	Harvard Bioscience, Inc.(b)	18,179
6,884	Heat Biologics, Inc.(b)	9,706
4,489	Helius Medical Technologies, Inc.(b)(d)	33,039
10,600	Hemispherx Biopharma, Inc.(b)	2,418
12,366	Histogenics Corp.(b)	2,572
4,835	HTG Molecular Diagnostics, Inc.(b)(d)	10,153
3,273	Icad, Inc.(b)(d)	17,674
4,324	Idera Pharmaceuticals, Inc.(b)	10,940
954	ImmuCell Corp.(b)	7,498
7,048	Immune Design Corp.(b)	10,995
9,619	ImmunoCellular Therapeutics Ltd.(b)	260
11,337	Infinity Pharmaceuticals, Inc.(b)	13,718
1,989	InfuSystem Holdings, Inc.(b)	7,518
3,262	Innovate Biopharmaceuticals, Inc.(b)	7,666
6,065	Interpace Diagnostics Group, Inc.(b)	5,580
805	Intrexon Corp. Contingent Payment Rts.(b)(c)	0
1,741	IntriCon Corp.(b)	45,127
1,090	iRadimed Corp.(b)	29,888
2,365	IRIDEX Corp.(b)	11,186
14,280	IsoRay, Inc.(b)	6,426
9,745	Jaguar Health, Inc.(b)	2,485
2,388	Joint Corp. (The)(b)	19,558
1,494	KalVista Pharmaceuticals, Inc.(b)	27,923
5,106	KemPharm, Inc.(b)	13,327
512	Kewaunee Scientific Corp.	16,486
2,973	Kezar Life Sciences, Inc.(b)	53,246
6,654	Kindred Biosciences, Inc.(b)	65,542

1,959	Krystal Biotech, Inc.(b)(d)	$45,292
1,216	Leap Therapeutics, Inc.(b)	2,371
2,298	Liquidia Technologies, Inc.(b)	33,068
1,756	LogicBio Therapeutics, Inc.(b)	15,523
1,810	MabVax Therapeutics Holdings, Inc.(b)	724
28,771	MannKind Corp.(b)	36,251
9,247	Marinus Pharmaceuticals, Inc.(b)(d)	30,700
5,773	Marker Therapeutics, Inc.(b)	30,539
9,504	Mateon Therapeutics, Inc.(b)	927
22,406	Matinas BioPharma Holdings, Inc.(b)	24,647
1,430	Medical Transcription Billing Corp.(b)(d)	5,892
8,271	MediciNova, Inc.(b)	75,101
12,672	MEI Pharma, Inc.(b)	34,214
1,046	MeiraGTx Holdings PLC(b)(d)	12,949
2,660	Merrimack Pharmaceuticals, Inc.(b)(d)	14,763
2,704	Mersana Therapeutics, Inc.(b)(d)	12,384
370	Microbot Medical, Inc.(b)	3,378
442	Micron Solutions, Inc.(b)	1,105
2,684	Millendo Therapeutics, Inc.(b)(d)	28,826
4,383	Miragen Therapeutics, Inc.(b)(d)	12,535
1,678	Misonix, Inc.(b)	32,637
4,567	Molecular Templates, Inc.(b)	21,648
4,833	Moleculin Biotech, Inc.(b)	6,476
3,171	Motus GI Holdings, Inc. (Israel)(b)	13,001
3,816	Mustang Bio, Inc.(b)	14,196
2,505	Myomo, Inc.(b)	4,208
4,421	NanoString Technologies, Inc.(b)	98,323
30,862	Navidea Biopharmaceuticals, Inc.(b)	5,055
2,822	Neon Therapeutics, Inc.(b)	11,965
5,980	Neos Therapeutics, Inc.(b)	12,797
3,398	Neuralstem, Inc.(b)	1,468
1,562	NeuroMetrix, Inc.(b)	1,398
1,560	Neurotrope, Inc.(b)	6,614
5,210	NewLink Genetics Corp.(b)	7,763
103,435	Northwest Biotherapeutics, Inc.(b)	25,342
1,124	NovaBay Pharmaceuticals, Inc.(b)(d)	2,117
4,145	Novan, Inc.(b)	5,181
1,359	Novus Therapeutics, Inc.(b)	5,844
3,548	Nuvectra Corp.(b)	49,672
1,876	Obalon Therapeutics, Inc.(b)(d)	3,433
3,967	Oncocyte Corp.(b)(d)	18,685
5,115	OncoMed Pharmaceuticals, Inc.(b)	3,901
1,209	Onconova Therapeutics, Inc.(b)	3,748
11,518	OncoSec Medical, Inc.(b)	10,136
1,760	OpGen, Inc.(b)	2,517
7,702	Ophthotech Corp.(b)	9,705
765	Opiant Pharmaceuticals, Inc.(b)(d)	11,934
5,931	Oragenics, Inc.(b)	5,534
2,948	Oramed Pharmaceuticals, Inc. (Israel)(b)	9,286
4,074	Orexigen Therapeutics, Inc.(b)	23
2,642	Orgenesis, Inc.(b)	11,413
1,714	OrthoPediatrics Corp.(b)	62,167
5,197	Otonomy, Inc.(b)	10,550
2,450	Outlook Therapeutics, Inc.(b)	1,666
2,772	Ovid Therapeutics, Inc.(b)	7,845
3,085	Pain Therapeutics, Inc.(b)	3,609
40,915	Palatin Technologies, Inc.(b)	28,301
4,110	PAVmed, Inc.(b)	4,069
2,621	Pernix Therapeutics Holdings, Inc.(b)	1,258
4,671	Pfenex, Inc.(b)	18,404
2,546	PhaseBio Pharmaceuticals, Inc.(b)	8,402
1,207	PhaseRx, Inc.(b)	1
9,647	Pieris Pharmaceuticals, Inc.(b)	27,687
1,743	PLx Pharma, Inc.(b)(d)	9,883
2,323	PolarityTE, Inc.(b)(d)	41,164
2,155	PositiveID Corp.(b)	0
6,121	Precipio, Inc.(b)	1,163
3,003	Precision Therapeutics, Inc.(b)	3,288
372	Pressure BioSciences, Inc.(b)	818
655	Pro-Dex, Inc.(b)(d)	9,989
1,886	ProPhase Labs, Inc.	5,658
2,924	Protagonist Therapeutics, Inc.(b)	23,831

Schedule of Investments(a)

31,469	Protalix BioTherapeutics, Inc.(b)	$15,294
1,998	Proteon Therapeutics, Inc.(b)(d)	5,355
8,653	Proteostasis Therapeutics, Inc.(b)	26,132
6,021	Provention Bio, Inc.(b)	15,113
1,110	Psychemedics Corp.	20,146
8,521	Pulmatrix, Inc.(b)	1,091
2,881	Pulse Biosciences, Inc.(b)(d)	38,490
1,741	Quanterix Corp.(b)	36,665
4,344	Quorum Health Corp.(b)(d)	12,728
942	RA Medical Systems, Inc.(b)	6,952
5,456	Ra Pharmaceuticals, Inc.(b)	112,012
8,494	RadNet, Inc.(b)	115,943
4,327	Recro Pharma, Inc.(b)	35,871
15,646	RegeneRx Biopharmaceuticals, Inc.(b)	2,081
1,504	Regulus Therapeutics, Inc.(b)	1,414
1,344	Rennova Health, Inc.(b)	1
1,621	Reshape Lifesciences, Inc.(b)	462
5,418	Restoration Robotics, Inc.(b)	4,991
2,632	Retractable Technologies, Inc.(b)	1,830
7,560	Rexahn Pharmaceuticals, Inc.(b)	4,861
1,692	Riot Blockchain, Inc.(b)(d)	3,096
968	Ritter Pharmaceuticals, Inc.(b)	581
5,588	Savara, Inc.(b)(d)	42,413
2,127	scPharmaceuticals, Inc.(b)(d)	8,295
10,239	SCYNEXIS, Inc.(b)	10,444
2,948	SeaSpine Holdings Corp.(b)	45,075
7,564	Second Sight Medical Products, Inc.(b)	6,051
7,564	Second Sight Medical Products, Inc. Rts. expiring 02/28/19(b)(c)	0
179	Seelos Therapeutics, Inc.(b)	805
179	Seelos Therapeutics, Inc. Contingent Value Rts.(b)(c)	0
8,099	Selecta Biosciences, Inc.(b)(d)	12,715
4,111	SELLAS Life Sciences Group, Inc.(b)	6,002
4,974	Senestech, Inc.(b)	3,945
18,958	Senseonics Holdings, Inc.(b)(d)	47,585
2,491	Sensus Healthcare, Inc.(b)(d)	19,156
15,442	Sesen Bio, Inc.(b)	11,257
4,193	Sientra, Inc.(b)	46,626
12,933	Sierra Oncology, Inc. (Canada)(b)	17,589
11,754	SIGA Technologies, Inc.(b)	79,692
2,549	Simulations Plus, Inc.(d)	49,094
4,622	SiNtx Technologies, Inc.(b)	971
2,500	Soleno Therapeutics, Inc.(b)	4,425
1,220	Sonoma Pharmaceuticals, Inc.(b)	888
6,067	Sophiris Bio, Inc. (Canada)(b)(d)	6,734
3,741	Sorrento Tech, Inc.(b)(c)	0
2,507	Spero Therapeutics, Inc.(b)	26,374
3,311	Spring Bank Pharmaceuticals, Inc.(b)	35,858
7,696	Stemline Therapeutics, Inc.(b)	85,118
9,894	Stereotaxis, Inc.(b)	13,456
3,239	Strata Skin Sciences, Inc.(b)	9,717
3,528	Streamline Health Solutions, Inc.(b)	4,410
7,506	Strongbridge Biopharma PLC(b)	35,203
6,908	Sunesis Pharmaceuticals, Inc.(b)	3,516
1,005	SunLink Health Systems, Inc.(b)	1,238
1,744	Sutro Biopharma, Inc.(b)(d)	18,452
4,425	Syndax Pharmaceuticals, Inc.(b)	24,780
3,508	Synlogic, Inc.(b)	28,345
2,774	Synthetic Biologics, Inc.(b)	1,846
7,192	T2 Biosystems, Inc.(b)	25,172
2,506	Taxus Cardium Pharmaceuticals Group, Inc.(b)	251
7,607	Teligent, Inc.(b)	12,932
3,648	TetraLogic Pharmaceuticals Corp.(b)	26
1,799	Tobira Therapeutics, Inc. Contingent Value Rts.(b)(c)	16,263
4,527	Tocagen, Inc.(b)(d)	50,974
325	Tonix Pharmaceuticals Holding Corp.(b)	630
5,259	Tracon Pharmaceuticals, Inc.(b)	4,470
16,587	Trevena, Inc.(b)	17,748
4,632	Trovagene, Inc.(b)	3,103

8,520	Tyme Technologies, Inc.(b)	$22,919
2,608	Unum Therapeutics, Inc.(b)	11,267
1,608	Urovant Sciences Ltd. (United Kingdom)(b)	14,504
578	Utah Medical Products, Inc.	54,297
876	Vaccinex, Inc.(b)	4,336
16,959	Valeritas Holdings, Inc.(b)	6,953
848	Vapotherm, Inc.(b)	14,272
957	Vaxart, Inc.(b)	1,962
4,624	Veracyte, Inc.(b)(d)	84,111
14,712	Verastem, Inc.(b)(d)	48,255
8,592	Vericel Corp.(b)	147,782
9,433	Vermillion, Inc.(b)	7,169
3,840	Vical, Inc.(b)	3,782
12,427	Viking Therapeutics, Inc.(b)(d)	101,404
8,537	Vital Therapies, Inc.(b)	1,878
8,277	Viveve Medical, Inc.(b)	9,767
2,254	VIVUS, Inc.(b)	10,774
1,580	vTv Therapeutics, Inc., Class A(b)(d)	4,535
2,971	Windtree Therapeutics, Inc.(b)	12,805
4,330	XBiotech, Inc.(b)	28,578
1,372	Xeris Pharmaceuticals, Inc.(b)	19,043
1,585	XOMA Corp.(b)(d)	19,131
2,681	Xtant Medical Holdings, Inc.(b)	5,898
1,513	Yield10 Bioscience, Inc.(b)	1,543
5,865	Zafgen, Inc.(b)	26,041
8,444	Zomedica Pharmaceuticals Corp.(b)	6,754
2,031	Zosano Pharma Corp.(b)(d)	4,773
3,439	Zynerba Pharmaceuticals, Inc.(b)	18,020

		5,721,150

	Industrials - 9.0%
586	Acme United Corp.	9,792
259	AeroCentury Corp.(b)(d)	2,603
3,707	Air Industries Group(b)(d)	3,671
254	Air T, Inc.(b)	7,371
1,441	Allied Motion Technologies, Inc.	60,753
783	American Electric Technologies, Inc.(b)	728
3,851	American Superconductor Corp.(b)(d)	50,333
638	AMREP Corp.(b)	4,013
32,028	Applied Energetics, Inc.(b)	2,442
7,266	Aqua Metals, Inc.(b)	16,494
8,838	ARC Document Solutions, Inc.(b)	21,476
5,224	Arotech Corp.(b)	18,023
527	Art’s-Way Manufacturing Co., Inc.(b)	1,017
495	Astrotech Corp.(b)	2,500
1,147	ASV Holdings, Inc.(b)	3,521
403	Avalon Holdings Corp., Class A(b)	1,153
19,920	Axion Power International, Inc.(b)	32
1,678	BioHiTech Global, Inc.(b)	4,077
1,800	BlueLinx Holdings, Inc.(b)(d)	52,470
2,981	Broadwind Energy, Inc.(b)	4,471
14,510	Capstone Turbine Corp.(b)(d)	12,428
5,633	CECO Environmental Corp.(b)	38,755
5,462	Celadon Group, Inc.(b)	9,067
1,587	Cemtrex, Inc.(b)	1,079
1,890	Cenveo, Inc.(b)(c)	0
1,542	Charah Solutions, Inc.(b)	11,041
156	Chicago Rivet & Machine Co.	4,396
881	Command Security Corp.(b)	2,467
5,701	Commercial Vehicle Group, Inc.(b)	42,586
102	Continental Materials Corp.(b)(d)	1,521
2,384	Covenant Transportation Group, Inc., Class A(b)	56,215
2,313	CPI Aerostructures, Inc.(b)	16,214
2,221	DLH Holdings Corp.(b)	10,972
2,274	DMC Global, Inc.(d)	78,498
3,177	Document Security Systems, Inc.(b)(d)	3,526
13,712	DPW Holdings, Inc.(b)	1,415
9,238	Eagle Bulk Shipping, Inc.(b)	37,968
1,181	Eastern Co. (The)	32,100
540	Ecology and Environment, Inc., Class A	6,226
4,096	Energous Corp.(b)(d)	30,556
2,301	Energy Focus, Inc.(b)	1,956

Schedule of Investments(a)

18,024	Enphase Energy, Inc.(b)(d)	$130,313
10,975	EnSync, Inc.(b)	2,194
458	Espey Manufacturing & Electronics Corp.	11,884
751	EVI Industries, Inc.	26,210
1,728	ExOne Co. (The)(b)(d)	15,552
2,008	Franklin Covey Co.(b)	48,915
2,350	FTE Networks, Inc.(b)	4,841
3,537	Fuel Tech, Inc.(b)	4,386
18,807	FuelCell Energy, Inc.(b)(d)	9,652
1,875	GEE Group, Inc.(b)	3,675
1,937	Gencor Industries, Inc.(b)	26,847
4,481	Goldfield Corp. (The)(b)	12,233
8,072	HC2 Holdings, Inc.(b)(d)	27,525
3,175	Heritage-Crystal Clean, Inc.(b)	81,280
3,014	Houston Wire & Cable Co.(b)	18,898
5,709	Hudson Global, Inc.(b)	8,335
6,115	Hudson Technologies, Inc.(b)	7,155
1,282	Hurco Cos., Inc.	49,165
2,922	Ideal Power, Inc.(b)	1,053
4,407	IES Holdings, Inc.(b)	73,773
1,058	Industrial Services of America, Inc.(b)	1,301
4,302	Infrastructure and Energy Alternatives, Inc.(b)	35,664
2,250	Innovative Solutions & Support, Inc.(b)	4,815
242	Jewett-Cameron Trading Co. Ltd.(b)	1,740
889	Lawson Products, Inc.(b)	26,314
869	Limbach Holdings, Inc.(b)	4,910
1,057	LS Starrett Co. (The), Class A(b)	6,659
4,857	LSI Industries, Inc.	15,882
3,288	Manitex International, Inc.(b)	23,049
650	Mastech Digital, Inc.(b)(d)	5,037
2,060	Mesa Air Group, Inc.(b)	18,025
1,975	Miller Industries, Inc.	59,349
2,149	Novume Solutions, Inc.(b)	1,494
4,210	Ocean Power Technologies, Inc.(b)	1,347
1,692	Odyssey Marine Exploration, Inc.(b)(d)	8,697
4,829	Orion Energy Systems, Inc.(b)	4,153
444	P.A.M. Transportation Services, Inc.(b)	21,823
445	Patriot Transportation Holding, Inc.(b)	8,642
4,960	Performant Financial Corp.(b)	10,565
2,025	Perma-Fix Environmental Services(b)	7,087
1,370	Perma-Pipe International Holdings, Inc.(b)	11,919
968	Polar Power, Inc.(b)(d)	4,811
1,067	Power Solutions International, Inc.(b)	8,323
404	Preformed Line Products Co.	22,422
1,434	Quest Resource Holding Corp.(b)	2,180
1,673	RCM Technologies, Inc.(b)	6,525
16,350	Real Goods Solar, Inc., Class A(b)	8,378
1,002	Red Violet, Inc.(b)	7,575
1,975	Revolution Lighting Technologies, Inc.(b)	1,362
5,882	Roadrunner Transportation Systems, Inc.(b)	2,860
1,091	root9B Holdings, Inc.(b)	86
714	SG Blocks, Inc.(b)	2,078
823	ShiftPixy, Inc.(b)(d)	1,086
562	SIFCO Industries, Inc.(b)	1,770
2,055	Sino-Global Shipping America Ltd.(b)	1,618
6,385	Spartan Motors, Inc.	53,762
2,085	Sparton Corp.(b)	38,343
1,583	Spherix, Inc.(b)	1,219
5,231	Sterling Construction Co., Inc.(b)	69,258
5,307	Sunworks, Inc.(b)	1,970
611	Taylor Devices, Inc.(b)	7,943
2,474	Tecogen, Inc.(b)(d)	9,030
3,181	Ultralife Corp.(b)	25,448
1,489	USA Truck, Inc.(b)	26,594
2,703	Virco Manufacturing Corp.	11,461
1,678	VirTra, Inc.(b)	6,620
1,062	VSE Corp.	34,653
704	Wilhelmina International, Inc.(b)	4,118
2,168	Willdan Group, Inc.(b)	72,953
3,181	Williams Industrial Services Group, Inc.(b)	7,730
738	Willis Lease Finance Corp.(b)	28,251

		1,978,711

	Information Technology - 10.7%
438	ACM Research, Inc., Class A(b)	$4,078
1,027	ADDvantage Technologies Group, Inc.(b)	1,479
5,743	Adesto Technologies Corp.(b)(d)	28,313
4,782	Aehr Test Systems(b)	5,977
8,602	Aerohive Networks, Inc.(b)(d)	32,860
1,745	Airgain, Inc.(b)	18,759
5,215	Akoustis Technologies, Inc.(b)	39,373
5,482	Amber Road, Inc.(b)	47,748
3,802	American Software, Inc., Class A	42,050
2,563	Amtech Systems, Inc.(b)(d)	12,892
13,703	Andrea Electronics Corp.(b)	754
5,748	Applied DNA Sciences, Inc.(b)	2,535
4,357	Ascent Solar Technologies, Inc.(b)	37
1,263	AstroNova, Inc.	25,235
3,003	Asure Software, Inc.(b)(d)	15,946
3,029	Atomera, Inc.(b)	10,632
897	Aviat Networks, Inc.(b)	12,065
3,016	Aware, Inc.(b)	10,616
7,295	AXT, Inc.(b)(d)	29,982
2,107	BK Technologies, Inc.	8,533
1,230	Boxlight Corp., Class A(b)	3,481
730	Bridgeline Digital, Inc.(b)	196
550	BroadVision, Inc.(b)	935
2,703	BSQUARE Corp.(b)	5,784
1,178	CCUR Holdings, Inc.(b)	4,394
2,431	Clearfield, Inc.(b)	28,613
2,784	ClearOne, Inc.	5,067
4,524	ClearSign Combustion Corp.(b)	5,745
17,235	CMTSU Liquidation, Inc.(b)	30
574	Coda Octopus Group, Inc.(b)	3,610
1,457	Communications Systems, Inc.	3,424
2,514	Computer Task Group, Inc.(b)	10,684
971	CPI Card Group, Inc.(b)	2,913
630	CSP, Inc.	6,111
6,055	CUI Global, Inc.(b)	8,901
1,201	CVD Equipment Corp.(b)	5,465
1,501	CyberOptics Corp.(b)	31,656
1,300	DASAN Zhone Solutions, Inc.(b)	17,368
1,791	Data I/O Corp.(b)	10,522
2,427	Determine, Inc.(b)	510
2,118	Digimarc Corp.(b)	41,280
1,881	Digital Ally, Inc.(b)(d)	6,283
6,253	Eastman Kodak Co.(b)(d)	18,196
4,079	eGain Corp.(b)	29,206
7,376	eMagin Corp.(b)	6,197
4,898	EMCORE Corp.(b)	21,502
1,958	Everspin Technologies, Inc.(b)	13,451
1,795	Evolving Systems, Inc.(b)	2,333
99,088	FalconStor Software, Inc.(b)	5,549
1,389	Frequency Electronics, Inc.(b)	18,418
12,713	Fusion Connect, Inc.(b)(d)	25,426
1,916	Giga-tronics, Inc.(b)	632
600	GlassBridge Enterprises, Inc.(b)	48
2,400	GlobalSCAPE, Inc.	10,944
3,281	GSE Systems, Inc.(b)	9,548
3,212	GSI Technology, Inc.(b)	24,765
1,394	I3 Verticals, Inc., Class A(b)	34,474
3,151	ID Systems, Inc.(b)	19,064
3,114	Identiv, Inc.(b)	16,504
1,958	IEC Electronics Corp.(b)	14,195
805	Image Sensing Systems, Inc.(b)	4,162
5,976	Immersion Corp.(b)	56,712
6,900	Information Services Group, Inc.(b)(d)	28,497
4,501	Innodata, Inc.(b)	6,076
305	Inpixon(b)	680
6,537	Inseego Corp.(b)(d)	34,189
2,687	Intellicheck, Inc.(b)	6,583
1,066	Intelligent Systems Corp.(b)	22,226
6,226	Intermolecular, Inc.(b)	7,222

Schedule of Investments(a)

1,936	inTEST Corp.(b)	$14,249
4,548	Intevac, Inc.(b)	25,287
5,228	Inuvo, Inc.(b)	6,274
4,007	Inventergy Global, Inc.(b)	121
1,502	iPass, Inc.(b)	4,130
624	Issuer Direct Corp.(d)	7,844
5,641	Iteris, Inc.(b)(d)	21,718
1,963	Key Tronic Corp.(b)	14,232
2,784	KVH Industries, Inc.(b)	31,125
3,043	Lantronix, Inc.(b)	8,155
4,977	LightPath Technologies, Inc., Class A(b)	8,212
6,985	LRAD Corp.(b)	17,742
5,451	Luna Innovations, Inc.(b)	18,370
2,134	MAM Software Group, Inc. (United Kingdom)(b)	17,563
737	Marin Software, Inc.(b)(d)	4,466
9,261	Maxwell Technologies, Inc.(b)(d)	27,598
19,740	MicroVision, Inc.(b)	17,371
7,537	Mitek Systems, Inc.(b)	83,133
4,622	Model N, Inc.(b)	67,065
9,093	MoSys, Inc.(b)	1,736
2,285	Napco Security Technologies, Inc.(b)	35,897
631	NET Element, Inc.(b)(d)	3,786
27,172	NetList, Inc.(b)	10,733
2,366	NetSol Technologies, Inc.(b)	15,876
590	NVE Corp.	56,221
5,144	NXT-ID, Inc.(b)(d)	6,173
1,624	One Stop Systems, Inc.(b)	3,768
1,338	Optical Cable Corp.(b)	4,763
2,377	PAR Technology Corp.(b)(d)	59,259
5,544	ParkerVision, Inc.(b)	1,053
1,907	PCM, Inc.(b)	40,714
3,073	PC-Tel, Inc.	16,256
1,836	Perceptron, Inc.(b)	14,174
3,104	PFSweb, Inc.(b)	18,903
7,065	Pixelworks, Inc.(b)	26,706
4,658	PRGX Global, Inc.(b)	42,667
18,978	QuickLogic Corp.(b)	15,943
2,021	Qumu Corp.(b)	4,749
3,674	RealNetworks, Inc.(b)	9,699
5,163	Research Frontiers, Inc.(b)(d)	12,908
5,401	Resonant, Inc.(b)(d)	16,635
1,675	RF Industries Ltd.	13,701
2,004	Richardson Electronics Ltd.	14,769
10,118	Rubicon Project, Inc. (The)(b)	45,126
471	Rubicon Technology, Inc.(b)	3,787
6,369	SeaChange International, Inc.(b)	10,127
1,457	SharpSpring, Inc.(b)(d)	20,777
1,499	ShotSpotter, Inc.(b)(d)	72,192
7,820	Sigma Designs, Inc.	1,181
848	SigmaTron International, Inc.(b)	2,256
4,916	Smith Micro Software, Inc.(b)	8,603
949	Socket Mobile, Inc.(b)	1,813
615	Sonic Foundry, Inc.(b)	744
2,829	StarTek, Inc.(b)(d)	19,775
9,017	Steel Connect, Inc.(b)	14,878
1,531	Summit Wireless Technologies, Inc.(b)	4,991
689	Superconductor Technologies, Inc.(b)	1,034
3,650	Support.com, Inc.(b)	9,016
5,542	Synacor, Inc.(b)	10,253
6,939	Telaria, Inc.(b)	22,135
1,255	TESSCO Technologies, Inc.	20,093
3,468	Tintri, Inc.(b)	44
1,567	TransAct Technologies, Inc.	16,265
361	Universal Security Instruments, Inc.(b)	451
3,345	Upland Software, Inc.(b)	104,498
3,402	Veritone, Inc.(b)(d)	18,133
705	Wayside Technology Group, Inc.	7,403
2,086	Westell Technologies, Inc., Class A(b)	4,694
17,765	WidePoint Corp.(b)	7,369
4,109	Wireless Telecom Group, Inc.(b)	7,067
3,705	xG Technology, Inc.(b)	1,297
10,440	Zix Corp.(b)	74,333

		2,341,714

	Materials - 2.0%
4,224	Advanced Emissions Solutions, Inc.(d)	$47,858
2,385	Ampco-Pittsburgh Corp.(b)	8,300
1,546	Core Molding Technologies, Inc.	13,450
10,524	Flotek Industries, Inc.(b)	26,941
1,487	Friedman Industries, Inc.	11,465
18,903	General Moly, Inc.(b)	4,438
11,356	Golden Minerals Co.(b)	3,837
17,576	Intrepid Potash, Inc.(b)	54,661
29,210	MagneGas Applied Technology Solutions, Inc.(b)	6,067
16,669	Marrone Bio Innovations, Inc.(b)	25,504
3,956	Nanophase Technologies Corp.(b)	3,125
781	Northern Technologies International Corp.	23,821
3,346	Paramount Gold Nevada Corp.(b)	3,380
11,717	Rare Element Resources Ltd.(b)	902
43,337	Silver Bull Resources, Inc.(b)	5,244
11,486	Solitario Zinc Corp.(b)	3,231
1,674	Synalloy Corp.	26,449
6,492	Timberline Resources Corp.(b)	493
4,524	Trecora Resources(b)(d)	39,223
1,314	UFP Technologies, Inc.(b)	43,362
452	United States Lime & Minerals, Inc.(d)	31,193
1,758	Universal Stainless & Alloy Products, Inc.(b)	31,521
11,432	US Antimony Corp.(b)	7,602
3,550	US Gold Corp.(b)	3,497
16,780	Vista Gold Corp.(b)	11,410

		436,974

	Real Estate - 4.3%
543	American Realty Investors, Inc.(b)(d)	7,102
4,727	Bluerock Residential Growth REIT, Inc. REIT(d)	49,066
2,061	BRT Apartments Corp. REIT	26,814
3,437	Clipper Realty, Inc. REIT	44,509
3,103	Community Healthcare Trust, Inc. REIT	102,461
1,210	Condor Hospitality Trust, Inc. REIT(d)	10,126
1,073	Consolidated-Tomoka Land Co.(d)	65,528
2,161	CorEnergy Infrastructure Trust, Inc. REIT(d)	77,385
6,223	Farmland Partners, Inc. REIT(d)	34,911
1,117	FC Global Realty, Inc.(b)	129
3,283	Gladstone Land Corp. REIT(d)	39,659
4,918	Global Medical REIT, Inc. REIT	47,164
1,017	Griffin Industrial Realty, Inc.	34,202
168	Income Opportunity Realty Investors, Inc. REIT(b)	1,806
2,047	Innovative Industrial Properties, Inc. REIT	126,750
198	InterGroup Corp. (The)(b)	6,259
3,742	Jernigan Capital, Inc. REIT	81,127
1,546	Maui Land & Pineapple Co., Inc.(b)(d)	18,459
51	Medalist Diversified REIT, Inc. REIT(b)	391
1,023	Plymouth Industrial REIT, Inc. REIT	16,409
298	Power REIT(b)	1,594
2,260	Rafael Holdings, Inc., Class B(b)	34,849
369	RAIT Financial Trust REIT(b)	738
673	Reven Housing REIT, Inc. REIT	2,423
2,743	Sotherly Hotels, Inc. REIT	18,159
7,411	UMH Properties, Inc. REIT	103,976
1,329	Wheeler Real Estate Investment Trust, Inc. REIT(b)	2,259

		954,255

	Utilities - 1.2%
1,720	Artesian Resources Corp., Class A	60,871
4,891	Cadiz, Inc.(b)	50,377
4,185	Genie Energy Ltd., Class B	35,238
2,095	Global Water Resources, Inc.	20,175
5,040	Pure Cycle Corp.(b)	51,257
1,593	RGC Resources, Inc.	44,811

		262,729

Schedule of Investments(a)

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $24,436,675) - 100.0%	$21,956,021

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 13.2%
2,886,227	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $2,886,227)	2,886,227

	Total Investments in Securities (Cost $27,322,902) - 113.2%	24,842,248
	Other assets less liabilities - (13.2)%	(2,897,277)

	Net Assets - 100.0%	$21,944,971

Investment Abbreviations:

REIT - Real Estate Investment Trust

Rts. - Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)	All or a portion of this security was out on loan at January 31, 2019.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Zacks Micro Cap ETF (PZI)

January 31, 2019

(Unaudited)

Number of Shares		Value

	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 2.2%
533	ATN International, Inc.	$39,751
6,732	Entercom Communications Corp., Class A	49,345
4,763	Eros International PLC (India)(b)	45,391
4,184	Gannett Co., Inc.	46,401
2,428	Liberty TripAdvisor Holdings, Inc., Series A(b)	40,450
975	Marcus Corp. (The)	43,456
9,601	Meet Group, Inc. (The)(b)	55,494
2,964	Spok Holdings, Inc.	41,022

		361,310

	Consumer Discretionary - 10.0%
2,119	Abercrombie & Fitch Co., Class A	45,919
2,971	American Outdoor Brands Corp.(b)	35,860
1,370	American Public Education, Inc.(b)	40,538
511	America’s Car-Mart, Inc.(b)	35,749
14,771	Ascena Retail Group, Inc.(b)	36,189
6,163	Barnes & Noble, Inc.	37,163
6,634	BBX Capital Corp.	40,932
5,421	Bridgepoint Education, Inc.(b)	44,073
2,648	Cato Corp. (The), Class A	39,323
12,034	Centric Brands, Inc.(b)	45,849
3,919	Clarus Corp.	43,854
8,646	Container Store Group, Inc. (The)(b)	61,905
3,738	Del Taco Restaurants, Inc.(b)	38,838
2,211	Delta Apparel, Inc.(b)	52,069
2,543	El Pollo Loco Holdings, Inc.(b)	41,934
2,673	Fossil Group, Inc.(b)	45,334
3,199	Funko, Inc., Class A(b)(c)	55,503
886	Genesco, Inc.(b)	40,029
740	Group 1 Automotive, Inc.	45,162
3,616	Habit Restaurants, Inc. (The), Class A(b)(c)	36,955
2,739	Hibbett Sports, Inc.(b)	44,755
4,459	Houghton Mifflin Harcourt Co.(b)	46,686
4,561	J. Alexander’s Holdings, Inc.(b)	39,224
1,613	K12, Inc.(b)	50,826
4,146	Kirkland’s, Inc.(b)	42,372
5,537	Liquidity Services, Inc.(b)	46,345
2,100	MarineMax, Inc.(b)	37,338
2,330	Regis Corp.(b)	43,454
1,544	Rocky Brands, Inc.	41,395
6,258	Shiloh Industries, Inc.(b)	37,485
1,136	Shoe Carnival, Inc.(c)	41,896
2,788	Skyline Champion Corp.	50,351
2,766	Sonic Automotive, Inc., Class A	42,320
2,405	Speedway Motorsports, Inc.	38,817
9,996	TravelCenters of America LLC(b)	50,180
3,462	Vince Holding Corp.(b)(c)	41,475
3,560	Vista Outdoor, Inc.(b)	35,529
7,880	Vitamin Shoppe, Inc.(b)	36,406
2,041	Zumiez, Inc.(b)	51,862

		1,681,894

	Consumer Staples - 2.7%
1,221	Alico, Inc.(c)	36,142
1,318	Andersons, Inc. (The)	46,196
1,204	Chefs’ Warehouse, Inc. (The)(b)	38,672
1,406	Ingles Markets, Inc., Class A	40,127
3,135	Landec Corp.(b)	39,783
2,366	Natural Grocers by Vitamin Cottage, Inc.(b)	32,320
7,557	New Age Beverages Corp.(b)(c)	53,730

3,129	Pyxus International, Inc.(b)(c)	$50,784
1,343	Seneca Foods Corp., Class A(b)	38,410
1,489	Village Super Market, Inc., Class A	40,039
812	Weis Markets, Inc.	39,398

		455,601

	Energy - 11.3%
947	Adams Resources & Energy, Inc.	37,530
7,681	Ardmore Shipping Corp. (Ireland)(b)	43,551
1,927	Bonanza Creek Energy, Inc.(b)	44,417
17,798	Capital Product Partners LP (Greece)	40,046
26,111	Denbury Resources, Inc.(b)	53,005
9,053	DHT Holdings, Inc.	36,665
6,345	Dorian LPG Ltd.(b)	34,771
14,142	Energy Fuels, Inc.(b)	40,446
4,247	Era Group, Inc.(b)	40,007
5,079	Falcon Minerals Corp.	40,734
6,550	Frontline Ltd. (Norway)(b)	33,732
1,954	GasLog Partners LP (Monaco)	44,336
3,317	Geospace Technologies Corp.(b)	49,855
2,646	Global Partners LP(c)	50,327
17,798	Gran Tierra Energy, Inc. (Colombia)(b)	42,181
3,015	Green Plains, Inc.	42,843
7,681	Hallador Energy Co.	43,513
7,003	Helix Energy Solutions Group, Inc.(b)	47,830
2,226	Hess Midstream Partners LP	48,616
2,459	Hoegh LNG Partners LP (Bermuda)	43,401
12,027	Independence Contract Drilling, Inc.(b)(c)	41,132
2,180	International Seaways, Inc.(b)	39,502
2,111	KNOT Offshore Partners LP (United Kingdom)	39,370
10,107	Lonestar Resources US, Inc., Class A(b)	50,535
2,132	Mammoth Energy Services, Inc.	47,181
2,282	Matrix Service Co.(b)	48,949
1,164	NACCO Industries, Inc., Class A	39,669
1,013	Natural Resource Partners LP	38,737
4,049	Navigator Holdings Ltd.(b)	38,668
4,086	NGL Energy Partners LP	48,010
15,395	Noble Corp. PLC(b)	50,803
17,973	Nordic American Tankers Ltd.	36,845
4,499	North American Construction Group Ltd. (Canada)	46,970
2,392	Oasis Midstream Partners LP	45,304
1,541	Renewable Energy Group, Inc.(b)(c)	44,535
587	REX American Resources Corp.(b)	42,810
1,040	SEACOR Holdings, Inc.(b)	43,046
2,969	SEACOR Marine Holdings, Inc.(b)	39,339
13,219	StealthGas, Inc. (Greece)(b)	44,151
3,195	Teekay LNG Partners LP (Bermuda)	41,088
1,952	Tidewater, Inc.(b)	42,007
13,365	Tsakos Energy Navigation Ltd. (Greece)	43,035
2,729	Unit Corp.(b)	43,555
2,928	USA Compression Partners LP(c)	43,452

		1,896,499

	Financials - 36.9%
1,833	1st Constitution Bancorp	35,597
955	ACNB Corp.	34,762
2,342	AG Mortgage Investment Trust, Inc. REIT	42,203
2,227	Ambac Financial Group, Inc.(b)	42,135
6,622	America First Multifamily Investors LP	43,639
8,965	Anworth Mortgage Asset Corp. REIT	40,074
2,947	Apollo Investment Corp.(c)	45,089
3,788	Arbor Realty Trust, Inc. REIT	45,304
2,835	Ares Commercial Real Estate Corp. REIT	40,824
106	Arlington Asset Investment Corp., Class A	914
1,827	ARMOUR Residential REIT, Inc. REIT	38,404
1,029	Associated Capital Group, Inc., Class A(c)	43,619
2,322	Atlantic Capital Bancshares, Inc.(b)	41,982
4,757	Bancorp, Inc. (The)(b)	40,339
960	Bank of Marin Bancorp	40,262
2,573	BankFinancial Corp.	38,595
1,661	Bar Harbor Bankshares	39,748
4,118	Barings BDC, Inc.	40,768

Schedule of Investments(a)

6,990	BlackRock Capital Investment Corp.	$43,128
2,848	BlackRock TCP Capital Corp.	40,897
2,837	Brookline Bancorp, Inc.	42,186
2,280	Cannae Holdings, Inc.(b)	44,095
1,635	Capital City Bank Group, Inc.	39,240
1,997	Capital Southwest Corp.	42,396
5,352	Capitala Finance Corp.(c)	45,438
5,437	Capstead Mortgage Corp. REIT	40,071
1,584	CB Financial Services, Inc.	38,254
1,238	CBTX, Inc.	39,926
1,946	Central Valley Community Bancorp	38,472
2,147	Cherry Hill Mortgage Investment Corp. REIT	39,720
975	Community Trust Bancorp, Inc.	39,595
3,040	Cowen, Inc.(b)	49,157
2,087	Customers Bancorp, Inc.(b)	41,051
2,287	Dime Community Bancshares, Inc.	45,100
1,224	DNB Financial Corp.	45,019
6,492	Dynex Capital, Inc. REIT	39,082
2,447	Ellington Financial LLC	40,473
3,581	Ellington Residential Mortgage REIT	41,754
1,982	Enova International, Inc.(b)	45,685
1,066	Equity Bancshares, Inc., Class A(b)	33,846
2,318	ESSA Bancorp, Inc.	34,909
3,738	Exantas Capital Corp. REIT	39,511
4,757	EZCORP, Inc., Class A(b)	44,335
1,906	FedNat Holding Co.	34,518
569	Fidelity D&D Bancorp, Inc.	33,577
3,143	Fidus Investment Corp.	43,939
1,483	Financial Institutions, Inc.	39,774
1,173	First Bancorp	43,131
1,296	First Bancshares, Inc. (The)	42,003
1,888	First Business Financial Services, Inc.	38,968
1,218	First Community Bancshares, Inc.	41,777
1,559	First Defiance Financial Corp.	43,933
937	First Financial Corp.	38,857
2,424	First Financial Northwest, Inc.	36,724
2,455	First Northwest Bancorp	37,488
4,308	FNCB Bancorp, Inc.	45,234
5,923	GAIN Capital Holdings, Inc.(c)	38,322
5,272	Gladstone Capital Corp.	45,708
4,123	Gladstone Investment Corp.(c)	45,229
1,080	Global Indemnity Ltd. (Cayman Islands)	35,532
1,989	Goldman Sachs BDC, Inc.	41,371
2,064	Granite Point Mortgage Trust, Inc. REIT	40,289
3,156	Great Ajax Corp. REIT	40,744
820	Great Southern Bancorp, Inc.	43,739
7,126	GSV Capital Corp.(b)(c)	40,333
3,527	Hallmark Financial Services, Inc.(b)	34,212
1,749	Hawthorn Bancshares, Inc.	39,982
745	HCI Group, Inc.(c)	35,298
3,326	Hercules Capital, Inc.	43,704
1,304	Heritage Financial Corp.	40,398
2,595	Heritage Insurance Holdings, Inc.	37,679
1,752	HomeStreet, Inc.(b)	42,871
1,471	HomeTrust Bancshares, Inc.	39,717
3,425	Horizon Technology Finance Corp.	40,895
1,000	Independence Holding Co.	35,760
1,789	Independent Bank Corp.	39,644
1,040	INTL. FCStone, Inc.(b)	39,759
1,589	Investar Holding Corp.	36,642
1,945	KKR Real Estate Finance Trust, Inc. REIT	40,106
2,798	Mackinac Financial Corp.(c)	44,069
1,728	Marlin Business Services Corp.	38,344
4,521	MBIA, Inc.(b)	43,447
8,781	Medallion Financial Corp.(b)(c)	46,452
3,623	MidSouth Bancorp, Inc.	41,375
1,465	MMA Capital Holdings, Inc.(b)	40,507
3,915	Monroe Capital Corp.(c)	47,137
3,189	Mr Cooper Group, Inc.(b)	49,079
4,504	MVC Capital, Inc.(c)	41,347
1,238	National Bank Holdings Corp., Class A	39,566

128	National Western Life Group, Inc., Class A	$38,822
2,976	New Mountain Finance Corp.	41,783
6,492	New York Mortgage Trust, Inc. REIT	40,770
2,273	Newtek Business Services Corp.(c)	43,846
2,276	NMI Holdings, Inc., Class A(b)	50,072
2,813	Northfield Bancorp, Inc.	40,254
1,188	Northrim BanCorp, Inc.	39,358
8,605	Oaktree Specialty Lending Corp.	41,992
4,654	Oaktree Strategic Income Corp.(c)	39,838
1,695	OceanFirst Financial Corp.	40,697
2,362	OFG Bancorp	45,776
3,660	OFS Capital Corp.	41,138
6,101	On Deck Capital, Inc.(b)	45,880
1,536	Oppenheimer Holdings, Inc., Class A	41,364
2,031	Opus Bank	42,448
6,250	Orchid Island Capital, Inc. REIT(c)	43,375
2,577	Oritani Financial Corp.	43,448
6,194	Oxford Square Capital Corp.	42,119
2,159	Parke Bancorp, Inc.	42,360
1,954	PCSB Financial Corp.	39,686
3,220	Pennantpark Floating Rate Capital Ltd.	41,731
5,791	PennantPark Investment Corp.	41,579
2,007	PennyMac Mortgage Investment Trust REIT	40,622
1,273	Peoples Bancorp, Inc.	40,736
872	Peoples Financial Services Corp.	35,961
2,385	Premier Financial Bancorp, Inc.	34,034
2,139	Protective Insurance Corp., Class B	39,422
2,385	Provident Financial Holdings, Inc.	40,545
2,683	Ready Capital Corp. REIT	41,962
2,513	Redwood Trust, Inc. REIT	40,535
1,593	Regional Management Corp.(b)	43,776
1,011	Republic Bancorp, Inc., Class A	42,149
1,018	S&T Bancorp, Inc.	39,112
465	Safety Insurance Group, Inc.	38,274
1,921	Saratoga Investment Corp.	43,972
1,515	Seacoast Banking Corp. of Florida(b)	41,693
3,110	Select Bancorp, Inc.(b)	37,631
1,588	Sierra Bancorp	42,241
2,131	SmartFinancial, Inc.(b)	41,128
1,959	Solar Capital Ltd.	40,179
2,459	Solar Senior Capital Ltd.	40,869
2,715	Southern National Bancorp of Virginia, Inc.	40,942
1,211	Southside Bancshares, Inc.	39,951
3,063	Stellus Capital Investment Corp.	44,107
2,850	TCG BDC, Inc.	42,579
4,086	Third Point Reinsurance Ltd. (Bermuda)(b)	42,944
6,071	THL Credit, Inc.	41,951
6,884	Tiptree, Inc.	40,960
2,021	TPG RE Finance Trust, Inc. REIT	40,076
1,142	TriCo Bancshares	43,076
3,439	TriplePoint Venture Growth BDC Corp.(c)	43,778
1,980	TriState Capital Holdings, Inc.(b)	40,313
1,320	Triumph Bancorp, Inc.(b)	40,207
4,297	United Community Financial Corp.	40,736
2,566	United Financial Bancorp, Inc.	38,002
687	United Fire Group, Inc.	35,724
2,309	United Insurance Holdings Corp.	37,683
1,013	Universal Insurance Holdings, Inc.	38,210
1,772	Univest Financial Corp.	41,624
1,773	Veritex Holdings, Inc.	46,914
2,285	Waterstone Financial, Inc.	35,875
4,313	Western Asset Mortgage Capital Corp. REIT	41,232
2,969	WhiteHorse Finance, Inc.	41,863
390	World Acceptance Corp.(b)	40,439

		6,229,141

	Health Care - 8.2%
28,369	Achillion Pharmaceuticals, Inc.(b)	62,128
572	Addus HomeCare Corp.(b)	34,406
11,846	Adverum Biotechnologies, Inc.(b)	37,670

Schedule of Investments(a)

4,998	Aeglea BioTherapeutics, Inc.(b)	$45,682
2,534	AMAG Pharmaceuticals, Inc.(b)	41,482
1,930	AngioDynamics, Inc.(b)	40,723
6,628	Apyx Medical Corp.(b)	57,465
14,753	ArQule, Inc.(b)	54,586
3,729	BioLife Solutions, Inc.(b)	54,704
2,300	Cellular Biomedicine Group, Inc.(b)	40,871
12,625	CRH Medical Corp. (Canada)(b)(c)	40,400
24,852	Eyepoint Pharmaceuticals, Inc.(b)(c)	54,426
2,106	G1 Therapeutics, Inc.(b)	45,047
5,537	Galmed Pharmaceuticals Ltd. (Israel)(b)(c)	43,798
1,597	IntriCon Corp.(b)	41,394
1,680	Luminex Corp.	46,855
5,904	Minerva Neurosciences, Inc.(b)	38,848
486	National HealthCare Corp.	39,040
2,653	Nuvectra Corp.(b)	37,142
3,378	ObsEva SA (Switzerland)(b)	42,799
13,547	PDL BioPharma, Inc.(b)	43,079
1,726	PetIQ, Inc.(b)(c)	52,505
9,167	Pfenex, Inc.(b)	36,118
2,375	SeaSpine Holdings Corp.(b)	36,314
3,685	Surgery Partners, Inc.(b)(c)	48,200
2,248	Triple-S Management Corp., Class B(b)	45,320
10,891	Verastem, Inc.(b)(c)	35,723
5,096	Viking Therapeutics, Inc.(b)(c)	41,583
6,504	Xenon Pharmaceuticals, Inc. (Canada)(b)(c)	55,544
7,649	Zafgen, Inc.(b)	33,962
3,296	Zymeworks, Inc. (Canada)(b)(c)	52,505

		1,380,319

	Industrials - 10.6%
1,050	AAR Corp.	39,564
2,729	Ameresco, Inc., Class A(b)	40,744
4,075	American Superconductor Corp.(b)(c)	53,260
1,114	ArcBest Corp.	41,909
3,084	Armstrong Flooring, Inc.(b)	41,696
956	Atlas Air Worldwide Holdings, Inc.(b)	50,878
1,768	CAI International, Inc.(b)	43,882
1,941	CBIZ, Inc.(b)	38,044
5,503	CECO Environmental Corp.(b)	37,861
8,646	Costamare, Inc. (Monaco)	43,922
887	CRA International, Inc.	37,023
11,546	Diana Shipping, Inc. (Greece)(b)	33,945
6,923	DryShips, Inc. (Greece)	34,823
1,078	Ducommun, Inc.(b)	42,441
1,315	DXP Enterprises, Inc.(b)	43,277
8,687	Eagle Bulk Shipping, Inc.(b)	35,704
783	Encore Wire Corp.	42,204
4,839	Genco Shipping & Trading Ltd.(b)	35,664
4,040	General Finance Corp.(b)	39,026
1,102	Gibraltar Industries, Inc.(b)	39,286
6,001	Golden Ocean Group Ltd. (Norway)(c)	30,425
5,942	Great Lakes Dredge & Dock Corp.(b)	42,010
1,216	Heidrick & Struggles International, Inc.	40,189
1,666	Heritage-Crystal Clean, Inc.(b)	42,650
755	Huron Consulting Group, Inc.(b)	36,504
596	ICF International, Inc.	39,288
1,878	Kelly Services, Inc., Class A	42,067
5,674	KeyW Holding Corp. (The)(b)	40,739
2,177	Luxfer Holdings PLC (United Kingdom)	43,344
1,403	Miller Industries, Inc.	42,160
323	National Presto Industries, Inc.	38,637
1,676	Navigant Consulting, Inc.	43,442
1,728	Northwest Pipe Co.(b)	39,813
969	P.A.M. Transportation Services, Inc.(b)	47,626
1,586	Powell Industries, Inc.	44,265
8,792	Radiant Logistics, Inc.(b)	43,433
6,950	Scorpio Bulkers, Inc.	31,414
4,396	Star Bulk Carriers Corp. (Greece)(b)	32,574
2,571	Team, Inc.(b)(c)	36,868
2,380	Tutor Perini Corp.(b)	40,960
1,539	Veritiv Corp.(b)	52,557
10,024	Vivint Solar, Inc.(b)(c)	44,005
4,714	Wesco Aircraft Holdings, Inc.(b)	41,200
1,090	Willis Lease Finance Corp.(b)	41,725

		1,793,048

	Information Technology - 6.8%
6,412	Allot Ltd. (Israel)(b)	$44,820
3,700	Alpha & Omega Semiconductor Ltd.(b)	44,067
2,038	AstroNova, Inc.	40,719
3,849	AudioCodes Ltd. (Israel)	53,886
1,808	Benchmark Electronics, Inc.	45,959
4,359	Calix, Inc.(b)	47,426
2,621	Canadian Solar, Inc. (Canada)(b)	56,535
10,515	Ceragon Networks Ltd. (Israel)(b)	46,581
1,587	Comtech Telecommunications Corp.	39,627
3,927	Digi International, Inc.(b)	46,574
7,984	Harmonic, Inc.(b)	42,235
4,333	Immersion Corp.(b)	41,120
2,245	KEMET Corp.	39,781
2,439	Kimball Electronics, Inc.(b)	39,439
2,910	Knowles Corp.(b)	45,396
6,153	NeoPhotonics Corp.(b)	44,425
1,340	PC Connection, Inc.	44,394
2,454	PCM, Inc.(b)	52,393
1,731	Perficient, Inc.(b)	44,158
3,979	Photronics, Inc.(b)	42,536
11,188	Rubicon Project, Inc. (The)(b)	49,899
1,122	ScanSource, Inc.(b)	42,984
2,351	SecureWorks Corp., Class A(b)(c)	53,885
2,096	Stratasys Ltd.(b)	53,511
1,362	Vishay Precision Group, Inc.(b)	45,532

		1,147,882

	Materials - 3.6%
11,192	CVR Partners LP(b)	40,291
2,423	FutureFuel Corp.	44,365
917	Hawkins, Inc.	38,046
1,450	Haynes International, Inc.	47,560
6,923	LSB Industries, Inc.(b)	51,576
2,487	Olympic Steel, Inc.	47,925
553	Pope Resources a Delaware LP(c)	38,273
4,937	Resolute Forest Products, Inc.	38,509
4,702	SunCoke Energy, Inc.(b)	52,851
2,214	Synalloy Corp.	34,981
1,258	UFP Technologies, Inc.(b)	41,514
2,457	Universal Stainless & Alloy Products, Inc.(b)	44,054
1,736	Verso Corp., Class A(b)	42,827
1,768	Westlake Chemical Partners LP	40,417

		603,189

	Real Estate - 7.0%
2,675	Armada Hoffler Properties, Inc. REIT	40,179
3,898	Bluerock Residential Growth REIT, Inc. REIT	40,461
4,323	Braemar Hotels & Resorts, Inc. REIT	48,072
3,272	BRT Apartments Corp. REIT	42,569
2,097	Chatham Lodging Trust REIT	42,380
2,983	Clipper Realty, Inc. REIT	38,630
1,356	Community Healthcare Trust, Inc. REIT	44,775
1,116	CorEnergy Infrastructure Trust, Inc. REIT(c)	39,964
2,386	Easterly Government Properties, Inc. REIT	42,853
7,966	Farmland Partners, Inc. REIT(c)	44,689
4,272	Front Yard Residential Corp. REIT	46,223
849	FRP Holdings, Inc.(b)	43,061
3,153	Gladstone Land Corp. REIT	38,088
4,238	Global Medical REIT, Inc. REIT	40,643
2,174	Hersha Hospitality Trust REIT	40,284
4,032	Independence Realty Trust, Inc. REIT	42,134
843	Innovative Industrial Properties, Inc. REIT	52,199
790	Investors Real Estate Trust REIT	46,507
4,104	iStar, Inc. REIT	39,357
1,867	Jernigan Capital, Inc. REIT	40,477
2,756	Preferred Apartment Communities, Inc., Class A REIT	43,820

Schedule of Investments(a)

3,095	RPT Realty REIT	$40,514
1,916	Safety Income & Growth, Inc. REIT	33,798
2,151	Tejon Ranch Co.(b)	40,482
1,852	Tier REIT, Inc. REIT	43,522
1,296	Transcontinental Realty Investors, Inc.(b)	43,481
7,613	Washington Prime Group, Inc. REIT(c)	43,242
3,063	Whitestone REIT	43,433

		1,185,837

	Utilities - 0.7%
1,959	AquaVenture Holdings Ltd.(b)	41,198
3,290	Consolidated Water Co. Ltd. (Cayman Islands)	42,935
731	Unitil Corp.	38,348

		122,481

	Total Common Stocks & Other Equity Interests (Cost $16,241,965)	16,857,201

	Money Market Fund - 0.6%
101,254	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $101,254)	101,254

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $16,343,219) - 100.6%	16,958,455

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.0%
1,184,948	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $1,184,948)	1,184,948

	Total Investments in Securities (Cost $17,528,167) - 107.6%	18,143,403
	Other assets less liabilities - (7.6)%	(1,279,437)

	Net Assets - 100.0%	$16,863,966

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Zacks Mid-Cap ETF (CZA)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Consumer Discretionary - 6.6%
46,918	BorgWarner, Inc.	$1,918,946
15,679	Columbia Sportswear Co.	1,398,410
33,559	Genuine Parts Co.	3,349,859
106,914	Melco Resorts & Entertainment Ltd. ADR (Hong Kong)	2,307,204
831	NVR, Inc.(b)	2,210,460
31,807	ServiceMaster Global Holdings, Inc.(b)	1,240,155
90,292	Yum China Holdings, Inc. (China)	3,291,144

		15,716,178

	Consumer Staples - 3.6%
51,339	Molson Coors Brewing Co., Class B	3,419,691
82,779	Tyson Foods, Inc., Class A	5,125,675

		8,545,366

	Energy - 4.9%
55,774	Andeavor Logistics LP	2,001,729
188,243	Marathon Oil Corp.	2,972,357
121,782	Pembina Pipeline Corp. (Canada)(c)	4,337,875
28,952	Phillips 66 Partners LP	1,419,227
53,849	Shell Midstream Partners LP	1,094,211

		11,825,399

	Financials - 27.8%
20,581	American Financial Group, Inc.	1,963,222
94,261	Arch Capital Group Ltd.(b)	2,766,560
96,947	Ares Capital Corp.	1,580,236
42,278	Arthur J. Gallagher & Co.	3,158,589
15,076	BOK Financial Corp.	1,252,966
63,994	Brown & Brown, Inc.	1,738,077
61,033	CNA Financial Corp.	2,798,974
17,742	Credicorp Ltd. (Peru)	4,307,403
14,913	Cullen/Frost Bankers, Inc.(c)	1,450,737
77,515	Discover Financial Services	5,231,487
33,519	East West Bancorp, Inc.	1,686,676
147,044	Fifth Third Bancorp	3,943,720
79,761	Hartford Financial Services Group, Inc. (The)	3,742,386
84,231	Investors Bancorp, Inc.	1,022,564
121,769	KKR & Co., Inc., Class A	2,733,714
29,152	Lazard Ltd., Class A	1,159,958
83,014	MGIC Investment Corp.(b)	1,036,015
51,370	Northern Trust Corp.	4,544,190
35,778	Oaktree Capital Group LLC(c)	1,460,458
64,208	Principal Financial Group, Inc.	3,214,895
49,009	Radian Group, Inc.	942,933
9,392	RenaissanceRe Holdings Ltd. (Bermuda)	1,296,378
37,108	SEI Investments Co.	1,764,114
164,687	Synchrony Financial	4,947,198
51,923	Umpqua Holdings Corp.	917,999
29,884	Willis Towers Watson PLC	4,864,816
13,037	Wintrust Financial Corp.	927,452

		66,453,717

	Health Care - 4.2%
15,898	Hill-Rom Holdings, Inc.	1,590,118
120,887	Mylan NV(b)	3,620,566
51,644	QIAGEN NV(b)	1,912,377
10,657	Teleflex, Inc.	2,914,689

		10,037,750

	Industrials - 15.6%
27,879	Equifax, Inc.	2,983,611
37,717	Graco, Inc.	1,634,278

12,701	Hubbell, Inc.	$1,388,600
18,036	IDEX Corp.	2,486,443
93,128	IHS Markit Ltd.(b)	4,835,206
20,461	ITT, Inc.	1,075,430
31,662	KAR Auction Services, Inc.	1,646,741
15,151	Lincoln Electric Holdings, Inc.	1,309,652
69,611	Masco Corp.	2,256,092
78,571	PACCAR, Inc.	5,147,972
29,930	Parker-Hannifin Corp.	4,932,763
35,009	Stanley Black & Decker, Inc.	4,426,538
8,342	Teledyne Technologies, Inc.(b)	1,870,443
14,400	Woodward, Inc.	1,308,240

		37,302,009

	Information Technology - 3.6%
29,332	CDK Global, Inc.	1,434,628
119,129	Flex Ltd.(b)	1,146,021
44,252	Genpact Ltd.	1,320,037
75,368	Solarwinds Corp.(b)	1,322,709
161,154	Symantec Corp.	3,387,457

		8,610,852

	Materials - 5.9%
15,106	AptarGroup, Inc.	1,497,307
20,092	Avery Dennison Corp.	2,098,609
29,372	Celanese Corp.	2,812,663
283,047	Israel Chemicals Ltd. (Israel)(c)	1,647,334
22,363	Packaging Corp. of America	2,109,278
16,308	Reliance Steel & Aluminum Co.	1,335,299
62,016	WestRock Co.	2,524,671

		14,025,161

	Real Estate - 18.3%
68,206	American Homes 4 Rent, Class A REIT	1,508,035
37,212	Boston Properties, Inc. REIT	4,907,146
69,787	Brixmor Property Group, Inc. REIT	1,195,451
21,622	Camden Property Trust REIT	2,096,253
38,826	Douglas Emmett, Inc. REIT	1,468,788
85,349	Duke Realty Corp. REIT	2,495,605
20,818	Equity LifeStyle Properties, Inc. REIT	2,204,210
15,695	Essex Property Trust, Inc. REIT	4,256,484
109,522	HCP, Inc. REIT	3,454,324
49,282	Healthcare Trust of America, Inc., Class A REIT	1,400,594
24,330	Highwoods Properties, Inc. REIT	1,078,306
39,504	Hospitality Properties Trust REIT	1,053,177
36,071	Hudson Pacific Properties, Inc. REIT	1,171,225
35,722	Liberty Property Trust REIT	1,683,935
26,468	Mid-America Apartment Communities, Inc. REIT	2,680,679
11,604	Ryman Hospitality Properties, Inc. REIT	932,381
20,172	Sun Communities, Inc. REIT	2,217,105
45,692	Vornado Realty Trust REIT	3,194,328
186,931	Weyerhaeuser Co. REIT	4,905,069

		43,903,095

	Utilities - 9.5%
12,027	ALLETE, Inc.	925,358
72,068	Avangrid, Inc.	3,594,031
65,305	Brookfield Infrastructure Partners LP (Canada)(c)	2,557,344
75,103	Edison International	4,278,618
61,119	Evergy, Inc.	3,503,341
47,217	MDU Resources Group, Inc.	1,213,949
46,538	OGE Energy Corp.	1,905,731
115,324	PG&E Corp.(b)	1,499,212
21,104	Portland General Electric Co.	1,019,745
41,127	UGI Corp.	2,345,473

		22,842,802

	Total Common Stocks & Other Equity Interests (Cost $225,991,538)	239,262,329

Schedule of Investments(a)

	Money Market Fund - 0.1%
198,390	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $198,390)	$198,390

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $226,189,928) - 100.1%	239,460,719

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.6%
3,739,397	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $3,739,397)	3,739,397

	Total Investments in Securities (Cost $229,929,325) - 101.7%	243,200,116
	Other assets less liabilities - (1.7)%	(4,005,221)

	Net Assets - 100.0%	$239,194,895

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Zacks Multi-Asset Income ETF (CVY)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 79.5%
	Communication Services - 2.1%
138,923	BT Group PLC ADR (United Kingdom)(b)	$2,119,965
64,033	Interpublic Group of Cos., Inc. (The)	1,456,751
154,880	Telefonica SA ADR (Spain)	1,341,261

		4,917,977

	Consumer Discretionary - 10.8%
65,219	Adient PLC	1,287,423
17,842	Autoliv, Inc. (Sweden)(b)	1,424,684
125,530	Bed Bath & Beyond, Inc.(b)	1,894,248
35,692	Best Buy Co., Inc.	2,114,394
37,784	Carnival Corp.	2,175,603
45,489	Delphi Technologies PLC	814,708
63,346	General Motors Co.	2,471,761
98,578	Hanesbrands, Inc.	1,477,684
36,453	Harley-Davidson, Inc.	1,343,657
10,231	LCI Industries	843,443
68,006	Macy’s, Inc.	1,788,558
25,879	MDC Holdings, Inc.	852,195
240,074	Office Depot, Inc.	708,218
17,459	Penske Automotive Group, Inc.	818,478
32,564	Target Corp.	2,377,172
22,426	Tenneco, Inc., Class A	777,734
12,368	Whirlpool Corp.(b)	1,645,068
18,692	Wyndham Destinations, Inc.	787,681

		25,602,709

	Consumer Staples - 0.7%
15,409	JM Smucker Co. (The)	1,616,096

	Energy - 14.4%
114,755	Alliance Resource Partners LP(b)	2,233,132
47,734	BP PLC ADR (United Kingdom)	1,962,822
65,146	Buckeye Partners LP	1,990,210
19,001	China Petroleum & Chemical Corp. ADR (China)	1,585,634
90,615	CNX Midstream Partners LP	1,446,215
56,654	Crestwood Equity Partners LP(b)	1,796,498
41,913	ENI SpA ADR (Italy)	1,420,013
51,456	Enterprise Products Partners LP	1,423,788
88,576	Genesis Energy LP(b)	1,853,010
35,856	Marathon Petroleum Corp.	2,375,819
47,799	MPLX LP	1,678,701
86,194	NuStar Energy LP	2,197,085
28,843	Phillips 66 Partners LP	1,413,884
27,896	Royal Dutch Shell PLC, Class A ADR (Netherlands)	1,722,020
297,131	Summit Midstream Partners LP(b)	3,951,842
55,408	TC PipeLines LP(b)	1,761,420
25,823	TOTAL SA ADR (France)	1,413,293
101,622	Transportadora de Gas del Sur SA ADR (Argentina)	1,710,298

		33,935,684

	Financials - 20.9%
37,371	Arbor Realty Trust, Inc. REIT(b)	446,957
36,927	Banco Santander Chile ADR (Chile)	1,194,219
313,224	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR (Mexico)	2,333,519
14,411	Bank of Nova Scotia (The) (Canada)(b)	820,562
58,338	Bank OZK	1,769,975
45,956	BB&T Corp.	2,242,653

37,559	Cadence BanCorp	$704,231
16,612	Chemical Financial Corp.	738,569
42,827	Citizens Financial Group, Inc.	1,452,692
16,392	CNA Financial Corp.	751,737
19,508	Comerica, Inc.	1,536,060
19,148	Eaton Vance Corp.	737,581
23,248	Fidelity National Financial, Inc.	840,648
16,064	First American Financial Corp.	804,485
27,833	First Financial Bancorp	732,843
94,969	First Horizon National Corp.	1,394,145
52,364	Hope Bancorp, Inc.	749,329
159,441	Huntington Bancshares, Inc.	2,110,999
21,096	JPMorgan Chase & Co.	2,183,436
127,500	KeyCorp	2,099,925
29,344	Ladder Capital Corp. REIT	507,945
434,707	Lloyds Banking Group PLC ADR (United Kingdom)	1,317,162
93,885	Manulife Financial Corp. (Canada)	1,509,671
51,910	MetLife, Inc.	2,370,730
69,610	Navient Corp.	793,554
30,982	Principal Financial Group, Inc.	1,551,269
24,823	Prudential Financial, Inc.	2,287,191
142,460	Regions Financial Corp.	2,161,118
21,096	Royal Bank of Canada (Canada)	1,607,093
39,452	Santander Consumer USA Holdings, Inc.	751,955
37,092	SunTrust Banks, Inc.	2,204,007
59,074	Synchrony Financial	1,774,583
15,871	T. Rowe Price Group, Inc.	1,483,304
42,617	Unum Group	1,481,367
43,061	Wells Fargo & Co.	2,106,113

		49,551,627

	Health Care - 3.4%
26,309	AbbVie, Inc.	2,112,350
42,647	Cardinal Health, Inc.	2,131,070
33,825	Gilead Sciences, Inc.	2,368,088
37,773	GlaxoSmithKline PLC ADR (United Kingdom)	1,480,702

		8,092,210

	Industrials - 3.5%
15,746	Cummins, Inc.	2,316,394
36,193	Grupo Aeroportuario del Centro Norte SAB de CV ADR (Mexico)	1,622,170
68,842	Johnson Controls International PLC	2,324,795
45,636	Maxar Technologies, Inc.(b)	256,474
106,738	NN, Inc.(b)	974,518
14,000	Ryder System, Inc.	810,740

		8,305,091

	Information Technology - 6.2%
9,956	Broadcom, Inc.	2,670,697
100,930	Hewlett Packard Enterprise Co.	1,573,499
15,802	KLA-Tencor Corp.	1,684,019
15,219	Lam Research Corp.	2,580,838
23,828	Texas Instruments, Inc.	2,399,003
48,611	Western Digital Corp.	2,187,009
57,787	Xerox Corp.	1,630,171

		14,725,236

	Materials - 5.6%
55,068	Chemours Co. (The)	1,968,681
15,552	Greif, Inc., Class A	606,528
77,865	Huntsman Corp.	1,710,694
34,710	International Paper Co.	1,646,295
61,251	Kronos Worldwide, Inc.	806,676
25,427	LyondellBasell Industries NV, Class A	2,211,386
30,267	Orion Engineered Carbons SA (Luxembourg)	835,067
16,162	Packaging Corp. of America	1,524,400
41,225	Ternium SA ADR (Luxembourg)	1,254,064
15,746	Trinseo SA	772,341

		13,336,132

	Real Estate - 10.0%
19,891	CareTrust REIT, Inc. REIT	437,204

Schedule of Investments(a)

19,143	EPR Properties REIT	$1,398,588
14,610	Four Corners Property Trust, Inc. REIT	412,587
80,995	HCP, Inc. REIT	2,554,582
17,685	Lamar Advertising Co., Class A REIT	1,316,648
83,496	Medical Properties Trust, Inc. REIT	1,519,627
37,956	National Retail Properties, Inc. REIT	2,000,661
58,253	Omega Healthcare Investors, Inc. REIT(b)	2,341,188
36,785	Realty Income Corp. REIT	2,526,762
12,694	Simon Property Group, Inc. REIT	2,311,831
60,654	STORE Capital Corp. REIT	1,960,337
106,195	VICI Properties, Inc. REIT	2,286,378
32,808	Welltower, Inc. REIT	2,542,292

		23,608,685

	Utilities - 1.9%
214,562	Enel Americas SA ADR (Chile)	2,218,571
93,593	Suburban Propane Partners LP(b)	2,171,358

		4,389,929

	Total Common Stocks & Other Equity Interests
	(Cost $190,127,290)	188,081,376

	Closed-End Funds 10.2%
146,611	AllianceBernstein Global High Income Fund, Inc.	1,678,696
62,414	Barings Global Short Duration High Yield Fund	1,093,493
68,477	BlackRock Multi-Sector Income Trust	1,139,457
97,820	Blackstone/GSO Strategic Credit Fund(b)	1,404,695
138,804	DoubleLine Income Solutions Fund	2,694,186
125,781	First Trust Intermediate Duration Preferred & Income Fund	2,695,487
464,543	Gamco Global Gold Natural Resources & Income Trust	1,997,535
39,104	KKR Income Opportunities Fund	586,560
105,124	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	714,843
47,402	NexPoint Strategic Opportunities Fund	1,034,312
29,158	Nuveen Global High Income Fund	433,871
200,581	Nuveen Preferred & Income Opportunities Fund	1,845,345
40,267	Nuveen Preferred & Income Term Fund	890,303
85,446	PGIM Global Short Duration High Yield Fund, Inc.	1,183,427
68,508	PGIM Short Duration High Yield Fund, Inc.	958,427
89,404	Templeton Emerging Markets Income Fund	933,378
91,973	Wells Fargo Income Opportunities Fund	711,871
58,555	Western Asset Global High Income Fund, Inc.	536,949
145,280	Western Asset High Income Fund II, Inc.(b)	926,887
45,230	Western Asset High Yield Defined Opportunity Fund, Inc.	639,552

	Total Closed-End Funds (Cost $24,534,897)	24,099,274

	Preferred Stocks10.1%
	Financials - 10.1%
105,299	Bank of America Corp., 5.88%, Series HH	2,653,535
56,928	Bank of America Corp., 6.50%, Series Y	1,476,143
65,172	Citigroup, Inc., 6.88%, Series K	1,694,472
81,046	Enstar Group Ltd., 7.00%, Series D (Bermuda)	2,061,810
82,539	JPMorgan Chase & Co., 6.15%, Series BB	2,150,966
109,238	KeyCorp, 5.65%, Series F	2,659,945
91,734	Morgan Stanley, 5.85%, Series K	2,329,126
64,691	Morgan Stanley, 6.38%, Series I	1,700,080
69,797	PNC Financial Services Group, Inc. (The), 6.13%, Series P	1,839,151
52,841	U.S. Bancorp, 6.50%, Series F	1,436,219
46,924	Wells Fargo & Co., 6.63%, Series R	1,304,018
2,006	Wells Fargo & Co., 7.50%, Series L	2,572,093

	Total Preferred Stocks (Cost $23,557,435)	23,877,558

	Money Market Fund - 0.2%
575,810	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $575,810)	$575,810

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $238,795,432) - 100.0%	236,634,018

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.9%
18,573,061	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(c)(e) (Cost $18,573,061)	18,573,061

	Total Investments in Securities (Cost $257,368,493) - 107.9%	255,207,079
	Other assets less liabilities - (7.9)%	(18,597,004)

	Net Assets - 100.0%	$236,610,075

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Aerospace & Defense ETF (PPA)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 72.7%
75,844	AAR Corp.	$2,857,802
153,372	Aerojet Rocketdyne Holdings, Inc.(b)	6,053,593
52,238	Aerovironment, Inc.(b)	4,056,803
115,732	Axon Enterprise, Inc.(b)	5,903,489
168,957	Boeing Co. (The)	65,153,198
217,208	BWX Technologies, Inc.	10,082,795
59,549	Cubic Corp.	3,827,214
96,401	Curtiss-Wright Corp.	10,943,442
24,761	Ducommun, Inc.(b)	974,841
93,404	Elbit Systems Ltd. (Israel)	11,491,494
64,349	Esterline Technologies Corp.(b)	7,831,273
284,115	General Dynamics Corp.	48,631,965
222,829	Harris Corp.	34,132,946
290,429	HEICO Corp.	24,541,250
195,756	Hexcel Corp.	13,254,639
98,535	Huntington Ingalls Industries, Inc.	20,342,551
108,971	KeyW Holding Corp. (The)(b)	782,412
225,684	Kratos Defense & Security Solutions, Inc.(b)	3,495,845
170,143	L3 Technologies, Inc.	33,497,754
202,673	Lockheed Martin Corp.	58,712,341
122,808	Maxar Technologies, Inc.(c)	690,181
102,521	Mercury Systems, Inc.(b)	6,010,806
76,029	Moog, Inc., Class A	6,802,315
166,596	Northrop Grumman Corp.	45,905,528
275,603	Raytheon Co.	45,408,350
21,490	Sparton Corp.(b)	395,201
77,645	Teledyne Technologies, Inc.(b)	17,409,562
571,326	Textron, Inc.	30,411,683
90,161	TransDigm Group, Inc.(b)	35,252,951
108,517	Triumph Group, Inc.	1,937,028
486,970	United Technologies Corp.	57,496,548
24,293	Vectrus, Inc.(b)	611,941

		614,899,741

	Communications Equipment - 1.1%
52,055	Comtech Telecommunications Corp.	1,299,814
128,696	ViaSat, Inc.(b)(c)	8,067,952

		9,367,766

	Construction & Engineering - 0.6%
306,236	KBR, Inc.	5,267,259

	Containers & Packaging - 4.1%
669,604	Ball Corp.	35,006,897

	Diversified Telecommunication Services - 0.7%
261,299	Intelsat SA(b)	6,357,405

	Electronic Equipment, Instruments & Components - 2.2%
303,398	FLIR Systems, Inc.	14,830,094
40,832	OSI Systems, Inc.(b)	3,662,222

		18,492,316

	Industrial Conglomerates - 6.8%
398,148	Honeywell International, Inc.	57,185,997

	IT Services - 7.6%
313,398	Booz Allen Hamilton Holding Corp.	15,397,244
53,975	CACI International, Inc., Class A(b)	9,023,541
329,901	Leidos Holdings, Inc.	19,134,258
85,712	ManTech International Corp., Class A	4,831,585

362,017	Perspecta, Inc.	$7,258,441
130,146	Science Applications International Corp.	8,738,002

		64,383,071

	Machinery - 2.9%
158,119	Oshkosh Corp.	11,866,831
134,930	Woodward, Inc.	12,258,390

		24,125,221

	Software - 0.9%
408,789	FireEye, Inc.(b)	7,227,390

	Trading Companies & Distributors - 0.4%
60,773	Kaman Corp.	3,592,900

	Total Common Stocks (Cost $728,146,149)	845,905,963

	Money Market Fund - 0.1%
657,325	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $657,325)	657,325

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $728,803,474) - 100.1%	846,563,288

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.7%
6,385,583	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $6,385,583)	6,385,583

	Total Investments in Securities (Cost $735,189,057) - 100.8%	852,948,871
	Other assets less liabilities - (0.8)%	(7,013,687)

	Net Assets - 100.0%	$845,935,184

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Cleantech™ ETF (PZD)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Aerospace & Defense - 2.7%
64,391	Hexcel Corp.	$4,359,915

	Auto Components - 3.2%
124,199	BorgWarner, Inc.	5,079,739

	Building Products - 5.6%
142,321	Johnson Controls International PLC	4,806,180
101,067	Kingspan Group PLC (Ireland)	4,140,104

		8,946,284

	Chemicals - 7.4%
1,055	Gurit Holding AG (Switzerland)(b)	981,519
93,965	Novozymes A/S, Class B (Denmark)	3,929,348
146,736	PQ Group Holdings, Inc.(b)	2,208,377
107,544	Umicore SA (Belgium)	4,547,339

		11,666,583

	Commercial Services & Supplies - 2.7%
165,465	Tomra Systems ASA (Norway)	4,292,052

	Communications Equipment - 0.7%
79,114	CalAmp Corp.(b)	1,140,033

	Construction & Engineering - 0.8%
66,790	Aegion Corp.(b)	1,212,239

	Electrical Equipment - 18.6%
223,398	ABB Ltd. (Switzerland)	4,268,228
48,138	EnerSys	4,104,246
63,293	Schneider Electric SE (France)	4,508,593
99,060	Sensata Technologies Holding PLC(b)	4,705,350
151,074	SGL Carbon SE (Germany)(b)(c)	1,242,918
337,136	Siemens Gamesa Renewable Energy SA (Spain)(b)(c)	4,789,160
44,024	TPI Composites, Inc.(b)	1,332,606
54,766	Vestas Wind Systems A/S (Denmark)	4,528,133

		29,479,234

	Electronic Equipment, Instruments & Components - 10.8%
37,629	Badger Meter, Inc.	1,986,435
91,486	Hollysys Automation Technologies Ltd. (China)	1,886,441
63,232	Horiba Ltd. (Japan)	3,096,817
55,802	Itron, Inc.(b)	3,048,463
1,277,717	Opus Group AB (Sweden)(c)	809,232
137,515	Trimble, Inc.(b)	5,178,815
54,278	Vaisala OYJ, Class A (Finland)	1,142,861

		17,149,064

	Equity REITs - 1.3%
92,966	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	2,100,102

	Independent Power & Renewable Electricity Producers - 2.0%
53,972	Ormat Technologies, Inc.	3,114,724

	Industrial Conglomerates - 6.8%
53,143	Raven Industries, Inc.	1,965,760
16,252	Roper Technologies, Inc.	4,603,541
38,894	Siemens AG (Germany)	4,274,556

		10,843,857

	Life Sciences Tools & Services - 3.0%
11,614	Eurofins Scientific SE (Luxembourg)	$4,685,590

	Machinery - 11.2%
90,732	Donaldson Co., Inc.	4,289,809
18,277	Kadant, Inc.	1,559,028
65,445	Kornit Digital Ltd. (Israel)(b)	1,253,926
15,690	Lindsay Corp.	1,347,457
50,063	Woodward, Inc.	4,548,224
66,113	Xylem, Inc.	4,711,212

		17,709,656

	Professional Services - 6.9%
68,388	Intertek Group PLC (United Kingdom)	4,415,286
121,160	Ricardo PLC (United Kingdom)	988,156
1,889	SGS SA (Switzerland)	4,560,181
29,117	Willdan Group, Inc.(b)	979,787

		10,943,410

	Semiconductors & Semiconductor Equipment - 10.0%
59,418	Advanced Energy Industries, Inc.(b)	3,047,549
89,357	Cree, Inc.(b)	4,506,274
1,329,472	Meyer Burger Technology AG (Switzerland)(b)(c)	1,260,995
41,479	Power Integrations, Inc.	2,737,614
49,982	SMA Solar Technology AG (Germany)(c)	1,265,181
68,970	SolarEdge Technologies, Inc.(b)	3,020,196

		15,837,809

	Software - 6.3%
29,918	ANSYS, Inc.(b)	4,917,023
34,865	Autodesk, Inc.(b)	5,132,128

		10,049,151

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $124,322,096) - 100.0%	158,609,442

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.2%
5,066,296	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $5,066,296)	5,066,296

	Total Investments in Securities (Cost $129,388,392) - 103.2%	163,675,738
	Other assets less liabilities - (3.2)%	(5,131,307)

	Net Assets - 100.0%	$158,544,431

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Momentum ETF (PDP)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 1.6%
37,356	IAC/InterActiveCorp.(b)	$7,892,575
132,796	Live Nation Entertainment, Inc.(b)	7,105,914
100,203	T-Mobile US, Inc.(b)	6,976,133

		21,974,622

	Consumer Discretionary - 15.8%
11,644	AutoZone, Inc.(b)	9,866,427
50,351	Burlington Stores, Inc.(b)	8,645,770
144,144	Domino’s Pizza, Inc.	40,897,977
229,366	Etsy, Inc.(b)	12,534,852
73,598	Grand Canyon Education, Inc.(b)	6,840,198
42,452	Home Depot, Inc. (The)	7,791,216
323,914	NIKE, Inc., Class B	26,522,078
105,733	O’Reilly Automotive, Inc.(b)	36,441,936
125,909	Planet Fitness, Inc., Class A(b)	7,292,649
52,817	Pool Corp.	7,917,796
339,181	Service Corp. International	14,557,649
131,126	Texas Roadhouse, Inc.	7,977,706
177,130	TJX Cos., Inc. (The)	8,808,675
228,347	VF Corp.	19,219,967

		215,314,896

	Consumer Staples - 3.9%
470,673	Church & Dwight Co., Inc.	30,410,182
34,422	Costco Wholesale Corp.	7,387,994
358,483	Hormel Foods Corp.	15,171,001

		52,969,177

	Energy - 1.1%
230,944	Cheniere Energy, Inc.(b)	15,161,474

	Financials - 7.5%
73,713	Credit Acceptance Corp.(b)	29,339,248
354,024	First Financial Bankshares, Inc.(c)	21,630,867
109,508	Green Dot Corp., Class A(b)	8,105,782
51,067	MSCI, Inc.	8,695,178
39,008	S&P Global, Inc.	7,475,883
342,156	W.R. Berkley Corp.	26,308,375

		101,555,333

	Health Care - 16.5%
49,386	Becton, Dickinson and Co.	12,319,831
205,722	Boston Scientific Corp.(b)	7,848,294
23,905	Chemed Corp.	7,122,256
77,402	Cigna Corp.	15,465,694
59,643	Cooper Cos., Inc. (The)	16,626,083
173,842	Danaher Corp.	19,282,555
44,595	Edwards Lifesciences Corp.(b)	7,599,880
67,062	Haemonetics Corp.(b)	6,633,102
54,394	HCA Healthcare, Inc.	7,584,155
331,466	Henry Schein, Inc.(b)	25,754,908
25,269	Humana, Inc.	7,807,868
44,854	IDEXX Laboratories, Inc.(b)	9,544,034
13,654	Intuitive Surgical, Inc.(b)	7,149,781
69,928	Masimo Corp.(b)	8,698,344
77,904	PRA Health Sciences, Inc.(b)	8,255,487
61,117	ResMed, Inc.	5,816,505
32,586	UnitedHealth Group, Inc.	8,804,737
78,881	Veeva Systems, Inc., Class A(b)	8,602,762
39,810	Waters Corp.(b)	9,204,868
233,351	West Pharmaceutical Services, Inc.	25,264,913

		225,386,057

	Industrials - 15.6%
23,630	Boeing Co. (The)	$9,112,201
40,044	Cintas Corp.	7,508,650
27,024	CoStar Group, Inc.(b)	10,559,358
116,561	HEICO Corp.	9,849,404
106,437	IDEX Corp.	14,673,405
69,822	Ingersoll-Rand PLC	6,984,993
104,142	Insperity, Inc.	11,109,869
33,456	Lennox International, Inc.	7,670,792
49,918	RBC Bearings, Inc.(b)	6,959,568
899,602	Rollins, Inc.	33,501,178
108,624	Roper Technologies, Inc.	30,768,834
85,421	Teledyne Technologies, Inc.(b)	19,153,097
56,120	TransDigm Group, Inc.(b)	21,942,920
146,464	Union Pacific Corp.	23,298,028

		213,092,297

	Information Technology - 21.2%
44,466	Accenture PLC, Class A	6,827,754
34,747	Adobe, Inc.(b)	8,611,002
270,418	Amphenol Corp., Class A	23,775,151
50,544	Autodesk, Inc.(b)	7,440,077
137,398	Booz Allen Hamilton Holding Corp.	6,750,364
36,719	Broadcom, Inc.	9,849,872
286,123	Cadence Design Systems, Inc.(b)	13,742,488
77,824	CDW Corp.	6,480,404
66,361	Euronet Worldwide, Inc.(b)	7,632,179
56,041	Fair Isaac Corp.(b)	12,620,433
285,176	Fiserv, Inc.(b)	23,649,646
121,632	Gartner, Inc.(b)	16,528,572
64,568	Global Payments, Inc.	7,249,695
43,841	Intuit, Inc.	9,461,765
68,355	Jack Henry & Associates, Inc.	9,128,810
176,862	Mastercard, Inc., Class A	37,340,874
181,773	MAXIMUS, Inc.	12,747,740
91,357	Monolithic Power Systems, Inc.	11,562,142
153,650	RingCentral, Inc., Class A(b)	14,203,406
42,566	ServiceNow, Inc.(b)	9,365,371
146,446	SS&C Technologies Holdings, Inc.	7,540,505
81,138	Twilio, Inc., Class A(b)	9,032,282
44,550	VeriSign, Inc.(b)	7,540,978
71,603	Visa, Inc., Class A	9,667,121

		288,748,631

	Materials - 6.7%
112,349	AptarGroup, Inc.	11,136,033
613,082	Ball Corp.	32,051,927
88,184	Ecolab, Inc.	13,948,063
131,657	RPM International, Inc.	7,525,514
63,308	Sherwin-Williams Co. (The)	26,685,588

		91,347,125

	Real Estate - 6.3%
231,039	American Tower Corp. REIT	39,932,781
420,192	CubeSmart REIT	13,004,942
100,536	Equity LifeStyle Properties, Inc. REIT	10,644,751
119,670	Extra Space Storage, Inc. REIT	11,800,659
53,434	SBA Communications Corp. REIT(b)	9,753,308

		85,136,441

	Utilities - 3.8%
74,452	Atmos Energy Corp.	7,268,749
165,508	CMS Energy Corp.	8,629,587
57,913	NextEra Energy, Inc.	10,365,269
172,582	NRG Energy, Inc.	7,060,329
326,837	UGI Corp.	18,639,514

		51,963,448

	Total Common Stocks & Other Equity Interests (Cost $1,169,905,712)	1,362,649,501

	Money Market Fund - 0.1%
1,302,621	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $1,302,621)	1,302,621

Schedule of Investments(a)

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,171,208,333) - 100.1%	$1,363,952,122

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.4%
18,764,529	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $18,764,529)	18,764,529

	Total Investments in Securities (Cost $1,189,972,862) - 101.5%	1,382,716,651
	Other assets less liabilities - (1.5)%	(20,318,727)

	Net Assets - 100.0%	$1,362,397,924

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Global Listed Private Equity ETF (PSP)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 86.9%
	Capital Markets - 46.3%
821,496	3i Group PLC (United Kingdom)	$9,181,093
113,985	Alaris Royalty Corp. (Canada)(b)	1,632,573
1,125,699	Allied Minds PLC (United Kingdom)(c)	1,006,945
90,578	Altamir (France)	1,577,713
206,385	Apollo Global Management LLC, Class A	6,042,953
150,385	Apollo Investment Corp.(b)	2,300,891
436,654	Ares Capital Corp.	7,117,460
64,632	AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(b)	2,773,657
183,739	BlackRock Capital Investment Corp.	1,133,670
900,426	Brait SE (South Africa)(c)	1,910,776
120,038	Bure Equity AB (Sweden)(b)	1,475,390
236,105	Carlyle Group LP (The)(b)	4,460,023
48,169	Deutsche Beteiligungs AG (Germany)(b)	1,884,758
550,149	FS KKR Capital Corp.(b)	3,515,452
45,206	Gimv NV (Belgium)	2,593,580
106,593	Gladstone Investment Corp.(b)	1,169,325
78,267	Goldman Sachs BDC, Inc.(b)	1,627,954
86,486	Golub Capital BDC, Inc.(b)	1,580,964
55,100	Hamilton Lane, Inc., Class A	1,998,477
9,534	HBM Healthcare Investments AG, Class A (Switzerland)	1,620,232
177,690	Hercules Capital, Inc.	2,334,847
318,749	Intermediate Capital Group PLC (United Kingdom)	4,260,072
1,288,730	IP Group PLC (United Kingdom)(c)	1,796,976
75,546	JAFCO Co. Ltd. (Japan)	2,644,769
85,441	Main Street Capital Corp.(b)	3,150,210
114,985	New Mountain Finance Corp.	1,614,389
227,571	Oaktree Specialty Lending Corp.	1,110,547
75,720	Oxford Square Capital Corp.(b)	514,896
11,150	Partners Group Holding AG (Switzerland)	7,670,472
188,446	Princess Private Equity Holding Ltd. (Guernsey)	1,997,986
491,034	Prospect Capital Corp.(b)	3,339,031
727,505	Ratos AB, Class B (Sweden)	2,087,488
74,915	Solar Capital Ltd.	1,536,507
721,490	Syncona Ltd. (United Kingdom)	2,553,037
298,118	Tamburi Investment Partners SpA (Italy)	2,086,660
110,415	TCG BDC, Inc.(b)	1,649,600
103,612	TPG Specialty Lending, Inc.	2,054,626

		99,005,999

	Diversified Financial Services - 15.8%
22,342	Ackermans & van Haaren NV (Belgium)	3,581,394
1,030,985	Apax Global Alpha Ltd. (Guernsey)(d)	1,912,255
116,595	Cannae Holdings, Inc.(c)	2,254,947
148,727	Compass Diversified Holdings(b)	2,250,240
68,314	Eurazeo SE (France)	5,087,308
82,364	HgCapital Trust PLC (United Kingdom)	2,156,080
180,057	Kinnevik AB, Class B (Sweden)	4,390,348
143,055	NB Private Equity Partners Ltd. (United Kingdom)	2,022,954
88,008	Onex Corp. (Canada)	4,977,716
41,363	Wendel SA (France)	5,054,698

		33,687,940

	Diversified Telecommunication Services - 0.9%
25,818	ATN International, Inc.	1,925,506

	Electrical Equipment - 4.0%
3,827,016	Melrose Industries PLC (United Kingdom)	$8,490,261

	Food Products - 1.0%
25,011	Schouw & Co. A/S (Denmark)	2,025,665

	Industrial Conglomerates - 2.2%
3,170,472	Fosun International Ltd. (China)	4,727,404

	Interactive Media & Services - 5.9%
60,178	IAC/InterActiveCorp.(c)	12,714,408

	Internet & Direct Marketing Retail - 1.7%
147,577	Rocket Internet SE (Germany)(c)(d)	3,728,804

	IT Services - 0.9%
83,841	Digital Garage, Inc. (Japan)	2,011,475

	Media - 5.7%
53,015	Naspers Ltd., Class N (South Africa)	12,145,109

	Wireless Telecommunication Services - 2.5%
67,579	SoftBank Group Corp. (Japan)	5,294,299

	Total Common Stocks & Other Equity Interests (Cost $178,487,151)	185,756,870

	Money Market Fund - 10.1%
21,634,674	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $21,634,674)	21,634,674

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $200,121,825) - 97.0%	207,391,544

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.7%
14,398,464	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $14,398,464)	14,398,464

	Total Investments in Securities (Cost $214,520,289) - 103.7%	221,790,008
	Other assets less liabilities - (3.7)%	(7,874,170)

	Net Assets - 100.0%	$213,915,838

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $5,641,059, which represented 2.64% of the Fund’s Net Assets.

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Schedule of Investments(a)

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	14.7%

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(a)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 65 basis points	Monthly	October-2019		$8,255,583	$—	$173,340	$173,340

Subtotal -Appreciation								—	173,340	173,340

Equity Risk
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Month CDOR plus 65 basis points	Monthly	October-2019	CAD	3,956,456	—	(134,664)	(134,664)
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 65 basis points	Monthly	October-2019		7,681,382	—	(131,887)	(131,887)
Morgan Stanley Capital Services LLC	Receive	Riverstone Energy Ltd.	1-Month LIBOR plus 85 basis points	Monthly	August-2020	GBP	1,567,398	—	(2,856)	(2,856)

Subtotal - Depreciation								—	(269,407)	(269,407)

Total Over-The-Counter Total Return Swap Agreements								$—	$(96,067)	$(96,067)

Investment Abbreviations:

CAD - Canadian Dollar

CDOR - Canadian Dollar Offered Rate

GBP - Pound Sterling

LIBOR - London Interbank Offered Rate

(a)	Notional Value is denominated in U.S. Dollars unless otherwise noted.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Golden Dragon China ETF (PGJ)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.1%
	Communication Services - 40.3%
117,835	58.com, Inc. ADR (China)(b)	$7,470,739
63,580	Autohome, Inc. ADR (China)(b)(c)	4,601,920
75,954	Baidu, Inc. ADR (China)(b)	13,111,939
62,263	Bilibili, Inc. ADR (China)(b)(c)	1,146,262
34,491	Bitauto Holdings Ltd. ADR (China)(b)(c)	669,815
22,127	Changyou.com Ltd. ADR (China)	448,072
130,479	China Mobile Ltd. ADR (China)	6,846,233
7,074	China Telecom Corp. Ltd. ADR (China)	386,028
43,001	China Unicom Hong Kong Ltd. ADR (China)(c)	495,802
336,493	Fang Holdings Ltd. ADR (China)(b)	568,673
255,842	iQIYI, Inc. ADR (China)(b)(c)	5,147,541
174,440	Momo, Inc. ADR (China)(b)	5,308,209
62,978	NetEase, Inc. ADR (China)	15,866,048
36,830	Phoenix New Media Ltd. ADR (China)(b)	146,215
80,825	SINA Corp. (China)(b)	4,964,271
44,708	Sohu.com Ltd. ADR (China)(b)	925,456
72,475	Weibo Corp. ADR (China)(b)(c)	4,396,333
55,992	YY, Inc. ADR (China)(b)	3,887,525

		76,387,081

	Consumer Discretionary - 43.3%
34,192	500.com Ltd., Class A ADR (China)(b)(c)	508,777
88,908	Alibaba Group Holding Ltd. ADR (China)(b)	14,980,109
48,995	Baozun, Inc. ADR (China)(b)(c)	1,754,021
30,817	Bright Scholar Education Holdings Ltd. ADR (China)(b)	310,944
495,676	Ctrip.com International Ltd. ADR (China)(b)	16,506,011
3,353	Hailiang Education Group, Inc. ADR (China)(b)(c)	115,678
164,077	Huazhu Group Ltd. ADR (China)	5,209,445
673,643	JD.com, Inc. ADR (China)(b)	16,740,029
113,799	Jumei International Holding Ltd. ADR (China)(b)	285,635
58,221	Kandi Technologies Group, Inc. (China)(b)(c)	322,544
125,087	New Oriental Education & Technology Group, Inc. ADR (China)(b)	9,636,702
103,744	Pinduoduo, Inc. ADR (China)(b)(c)	3,030,362
26,864	RISE Education Cayman Ltd. ADR (China)(b)(c)	254,671
254,757	TAL Education Group ADR (China)(b)	7,905,110
40,631	Tarena International, Inc. ADR (China)(c)	266,539
40,272	Tuniu Corp. ADR (China)(b)(c)	185,251
28,273	Uxin Ltd. ADR (China)(b)	96,411
527,746	Vipshop Holdings Ltd. ADR (China)(b)	4,058,367

		82,166,606

	Energy - 2.2%
18,584	China Petroleum & Chemical Corp. ADR (China)	1,550,835
11,976	CNOOC Ltd. ADR (China)	2,003,465
8,990	PetroChina Co. Ltd. ADR (China)	577,787
26,179	Sino Clean Energy, Inc. (China)(b)(d)	0

		4,132,087

	Financials - 2.7%
24,106	AGM Group Holdings, Inc. (China)(b)(c)	623,381

30,292	China Life Insurance Co. Ltd. ADR (China)	$373,500
39,863	Fanhua, Inc. ADR (China)(c)	1,028,864
74,980	LexinFintech Holdings Ltd. ADR (China)(b)	733,304
33,851	Noah Holdings Ltd. ADR (China)(b)	1,590,997
125,018	Qudian, Inc. ADR (China)(b)	663,846
14,463	Yirendai Ltd. ADR (China)(c)	161,552

		5,175,444

	Health Care - 2.2%
44,514	China Biologic Products Holdings, Inc. (China)(b)(c)	3,614,092
23,218	Zai Lab Ltd. ADR (China)(b)	626,654

		4,240,746

	Industrials - 5.4%
41,205	51job, Inc. ADR (China)(b)	2,869,516
20,729	China Customer Relations Center, Inc. (China)(b)	235,067
35,272	eHi Car Services Ltd. ADR (China)(b)	370,003
390,945	ZTO Express Cayman, Inc. ADR (China)	6,692,979

		10,167,565

	Information Technology - 3.5%
70,180	21Vianet Group, Inc. ADR (China)(b)	630,216
66,250	Canadian Solar, Inc. (Canada)(b)	1,429,013
51,056	Cheetah Mobile, Inc. ADR (China)(b)	345,649
11,391	Daqo New Energy Corp. ADR (China)(b)	456,323
57,424	GDS Holdings Ltd. ADR (China)(b)(c)	1,630,842
68,239	Hollysys Automation Technologies Ltd. (China)	1,407,088
16,105	Huami Corp. ADR (China)(b)	191,650
32,265	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	537,535

		6,628,316

	Materials - 0.1%
4,547	Sinopec Shanghai Petrochemical Co. Ltd. ADR (China)	217,529

	Real Estate - 0.3%
42,494	Nam Tai Property, Inc. (China)(b)	370,123
41,440	Xinyuan Real Estate Co. Ltd. ADR (China)	198,083

		568,206

	Utilities - 0.1%
5,431	Huaneng Power International, Inc. ADR (China)	137,404

	Total Common Stocks & Other Equity Interests (Cost $202,379,612)	189,820,984

	Money Market Fund - 0.1%
207,468	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $207,468)	207,468

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $202,587,080) - 100.2%	190,028,452

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 8.9%
16,925,469	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $16,925,469)	$16,925,469

	Total Investments in Securities (Cost $219,512,549) - 109.1%	206,953,921
	Other assets less liabilities - (9.1)%	(17,252,972)

	Net Assets - 100.0%	$189,700,949

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

China	99.3%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Insider Sentiment ETF (NFO)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 3.0%
22,795	Discovery, Inc., Class A(b)	$646,922
2,313	Madison Square Garden Co. (The), Class A(b)	642,783
13,662	Verizon Communications, Inc.	752,230

		2,041,935

	Consumer Discretionary - 5.2%
8,757	Choice Hotels International, Inc.	693,204
3,521	Home Depot, Inc. (The)	646,209
14,510	Tapestry, Inc.	561,682
8,269	Target Corp.	603,637
5,656	Tiffany & Co.	501,857
2,658	Vail Resorts, Inc.	500,395

		3,506,984

	Consumer Staples - 2.2%
4,850	Clorox Co. (The)	719,643
13,372	Herbalife Nutrition Ltd.(b)	798,308

		1,517,951

	Energy - 5.0%
9,424	ConocoPhillips	637,911
51,441	Oasis Petroleum, Inc.(b)	309,675
8,877	Occidental Petroleum Corp.	592,806
14,615	PBF Energy, Inc., Class A	535,201
52,289	Transocean Ltd.(b)	448,117
13,753	Whiting Petroleum Corp.(b)(c)	393,748
36,254	WPX Energy, Inc.(b)	444,474

		3,361,932

	Financials - 9.5%
6,850	American Express Co.	703,495
6,757	Assurant, Inc.	651,307
21,768	Blackstone Mortgage Trust, Inc., Class A REIT	750,778
5,720	Erie Indemnity Co., Class A	837,294
7,142	Northern Trust Corp.	631,781
10,268	Progressive Corp. (The)	690,934
3,733	S&P Global, Inc.	715,429
33,896	Starwood Property Trust, Inc. REIT	748,424
13,812	US Bancorp	706,622

		6,436,064

	Health Care - 9.0%
9,943	Abbott Laboratories	725,640
2,795	Becton, Dickinson and Co.	697,241
17,800	Hologic, Inc.(b)	790,320
2,580	ICU Medical, Inc.(b)	641,904
6,885	Insulet Corp.(b)	558,993
5,279	Johnson & Johnson	702,529
4,200	Laboratory Corp. of America Holdings(b)	585,270
16,552	Pfizer, Inc.	702,632
7,967	Zoetis, Inc.	686,437

		6,090,966

	Industrials - 17.9%
8,054	Allegion PLC	691,517
14,025	Allison Transmission Holdings, Inc.	682,597
5,989	Carlisle Cos., Inc.	645,195
12,613	Delta Air Lines, Inc.	623,461
17,047	HD Supply Holdings, Inc.(b)	714,951
4,578	Honeywell International, Inc.	657,538
4,842	IDEX Corp.	667,518
7,130	Ingersoll-Rand PLC	713,285

12,220	KAR Auction Services, Inc.	$635,562
8,869	Kirby Corp.(b)	664,377
10,039	Republic Services, Inc.	770,092
2,463	Roper Technologies, Inc.	697,669
3,973	Snap-on, Inc.	659,478
11,680	Southwest Airlines Co.	662,957
10,206	Textron, Inc.	543,265
1,959	TransDigm Group, Inc.(b)	765,969
6,051	Verisk Analytics, Inc.(b)	710,448
2,041	W.W. Grainger, Inc.	602,891

		12,108,770

	Information Technology - 17.0%
4,842	Automatic Data Processing, Inc.	677,105
3,961	CACI International, Inc., Class A(b)	662,200
11,660	CDK Global, Inc.	570,291
6,562	Citrix Systems, Inc.	672,868
7,800	DXC Technology Co.	500,136
3,192	Fair Isaac Corp.(b)	718,838
29,809	First Data Corp., Class A(b)	734,792
11,867	FLIR Systems, Inc.	580,059
5,726	Global Payments, Inc.	642,915
7,221	Guidewire Software, Inc.(b)	625,916
28,306	HP, Inc.	623,581
8,804	j2 Global, Inc.	661,709
4,557	Jack Henry & Associates, Inc.	608,587
2,596	NVIDIA Corp.	373,175
6,869	PTC, Inc.(b)	582,423
8,454	Twilio, Inc., Class A(b)(c)	941,099
4,556	VeriSign, Inc.(b)	771,194
7,203	Worldpay, Inc., Class A(b)	601,307

		11,548,195

	Materials - 4.1%
4,367	Air Products & Chemicals, Inc.	717,891
13,399	CF Industries Holdings, Inc.	584,867
4,653	Ecolab, Inc.	735,965
22,458	Mosaic Co. (The)	724,944

		2,763,667

	Real Estate - 12.0%
33,323	American Homes 4 Rent, Class A REIT	736,772
16,529	Apartment Investment & Management Co., Class A REIT	818,516
22,731	Equity Commonwealth REIT	735,575
5,872	Howard Hughes Corp. (The)(b)	652,027
9,376	Lamar Advertising Co., Class A REIT	698,043
48,922	Medical Properties Trust, Inc. REIT	890,380
21,575	Rayonier, Inc. REIT	656,743
11,279	Regency Centers Corp. REIT	733,135
31,550	Sabra Health Care REIT, Inc. REIT	648,037
4,127	Simon Property Group, Inc. REIT	751,609
100,473	VEREIT, Inc. REIT	811,822

		8,132,659

	Utilities - 15.0%
52,102	AES Corp.	853,952
11,538	Ameren Corp.	800,045
9,574	Consolidated Edison, Inc.	743,421
6,684	DTE Energy Co.	787,041
16,707	Exelon Corp.	797,926
19,624	FirstEnergy Corp.	769,261
19,504	NRG Energy, Inc.	797,908
8,865	ONE Gas, Inc.	728,260
15,993	Portland General Electric Co.	772,782
16,730	Southern Co. (The)	813,078
29,318	Vistra Energy Corp.(b)	736,175
10,926	WEC Energy Group, Inc.	797,926
15,451	Xcel Energy, Inc.	809,014

		10,206,789

	Total Common Stocks & Other Equity Interests (Cost $65,689,950)	67,715,912

Schedule of Investments(a)

	Money Market Fund - 0.2%
163,984	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $163,984)	$163,984

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $65,853,934) - 100.1%	67,879,896

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.8%
1,180,852	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $1,180,852)	1,180,852

	Total Investments in Securities (Cost $67,034,786) - 101.9%	69,060,748
	Other assets less liabilities - (1.9)%	(1,287,623)

	Net Assets - 100.0%	$67,773,125

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500 BuyWrite ETF (PBP)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 102.0%(b)
	Communication Services - 10.5%
10,529	Activision Blizzard, Inc.	$497,390
4,125	Alphabet, Inc., Class A(c)	4,644,296
4,246	Alphabet, Inc., Class C(c)	4,740,107
100,424	AT&T, Inc.	3,018,745
4,647	CBS Corp., Class B	229,841
13,121	CenturyLink, Inc.	201,014
2,432	Charter Communications, Inc., Class A(c)	805,114
62,645	Comcast Corp., Class A	2,290,928
2,164	Discovery, Inc., Class A(c)	61,414
4,970	Discovery, Inc., Class C(c)	132,450
3,162	DISH Network Corp., Class A(c)	96,979
4,169	Electronic Arts, Inc.(c)	384,549
33,150	Facebook, Inc., Class A(c)	5,525,773
5,303	Interpublic Group of Cos., Inc. (The)	120,643
6,017	Netflix, Inc.(c)	2,042,772
5,315	News Corp., Class A	68,191
1,708	News Corp., Class B	22,084
3,093	Omnicom Group, Inc.	240,883
1,572	Take-Two Interactive Software, Inc.(c)	165,925
1,413	TripAdvisor, Inc.(c)	81,078
14,584	Twenty-First Century Fox, Inc., Class A	719,137
6,722	Twenty-First Century Fox, Inc., Class B	329,781
9,979	Twitter, Inc.(c)	334,895
57,015	Verizon Communications, Inc.	3,139,246
4,878	Viacom, Inc., Class B	143,511
20,542	Walt Disney Co. (The)	2,290,844

		32,327,590

	Consumer Discretionary - 10.4%
1,007	Advance Auto Parts, Inc.	160,314
5,667	Amazon.com, Inc.(c)	9,740,043
3,635	Aptiv PLC	287,638
349	AutoZone, Inc.(c)	295,722
3,230	Best Buy Co., Inc.	191,345
639	Booking Holdings, Inc.(c)	1,171,166
2,873	BorgWarner, Inc.	117,506
2,073	Capri Holdings, Ltd.(c)	88,061
2,409	CarMax, Inc.(c)	141,601
5,526	Carnival Corp.	318,187
337	Chipotle Mexican Grill, Inc.(c)	178,479
4,725	D.R. Horton, Inc.	181,676
1,712	Darden Restaurants, Inc.	179,640
3,627	Dollar General Corp.	418,665
3,283	Dollar Tree, Inc.(c)	317,893
12,488	eBay, Inc.(c)	420,221
1,636	Expedia Group, Inc.	195,093
1,586	Foot Locker, Inc.	88,641
53,910	Ford Motor Co.	474,408
2,947	Gap, Inc. (The)	74,972
1,666	Garmin Ltd.	115,254
18,113	General Motors Co.	706,769
2,025	Genuine Parts Co.	202,135
3,215	Goodyear Tire & Rubber Co. (The)	68,126
2,837	H&R Block, Inc.	66,925
4,976	Hanesbrands, Inc.	74,590
2,248	Harley-Davidson, Inc.	82,861
1,607	Hasbro, Inc.	145,530
4,091	Hilton Worldwide Holdings, Inc.	304,698
15,586	Home Depot, Inc. (The)	2,860,499

2,277	Kohl’s Corp.	$156,407
3,150	L Brands, Inc.	87,696
1,799	Leggett & Platt, Inc.	73,687
4,037	Lennar Corp., Class A	191,435
4,391	LKQ Corp.(c)	115,132
11,079	Lowe’s Cos., Inc.	1,065,357
4,243	Macy’s, Inc.	111,591
3,907	Marriott International, Inc., Class A	447,469
4,762	Mattel, Inc.(c)	56,382
10,638	McDonald’s Corp.	1,901,862
6,910	MGM Resorts International	203,430
870	Mohawk Industries, Inc.(c)	112,047
5,926	Newell Brands, Inc.	125,690
17,566	NIKE, Inc., Class B	1,438,304
1,571	Nordstrom, Inc.	72,910
3,035	Norwegian Cruise Line Holdings Ltd.(c)	156,090
1,104	O’Reilly Automotive, Inc.(c)	380,505
3,565	PulteGroup, Inc.	99,143
1,046	PVH Corp.	114,129
752	Ralph Lauren Corp.	87,337
5,153	Ross Stores, Inc.	474,694
2,365	Royal Caribbean Cruises Ltd.	283,918
17,119	Starbucks Corp.	1,166,489
4,000	Tapestry, Inc.	154,840
7,200	Target Corp.	525,600
1,497	Tiffany & Co.	132,829
17,076	TJX Cos., Inc. (The)	849,189
1,683	Tractor Supply Co.	143,728
776	Ulta Beauty, Inc.(c)	226,530
2,588	Under Armour, Inc., Class A(c)	53,675
2,654	Under Armour, Inc., Class C(c)	50,267
4,490	VF Corp.	377,923
880	Whirlpool Corp.	117,049
1,349	Wynn Resorts Ltd.	165,940
4,310	Yum! Brands, Inc.	405,054

		31,792,986

	Consumer Staples - 7.4%
25,929	Altria Group, Inc.	1,279,596
7,736	Archer-Daniels-Midland Co.	347,346
2,293	Brown-Forman Corp., Class B	108,344
2,658	Campbell Soup Co.	94,173
3,398	Church & Dwight Co., Inc.	219,545
1,761	Clorox Co. (The)	261,297
52,860	Coca-Cola Co. (The)	2,544,152
11,967	Colgate-Palmolive Co.	774,026
6,701	Conagra Brands, Inc.	145,010
2,291	Constellation Brands, Inc., Class A	397,855
6,047	Costco Wholesale Corp.	1,297,868
6,219	Coty, Inc., Class A	48,259
3,034	Estee Lauder Cos., Inc. (The), Class A	413,898
8,228	General Mills, Inc.	365,652
1,936	Hershey Co. (The)	205,410
3,761	Hormel Foods Corp.	159,165
1,571	JM Smucker Co. (The)	164,766
3,494	Kellogg Co.	206,181
4,778	Kimberly-Clark Corp.	532,174
8,581	Kraft Heinz Co. (The)	412,403
11,011	Kroger Co. (The)	311,942
2,021	Lamb Weston Holdings, Inc.	146,118
1,679	McCormick & Co., Inc.	207,592
2,583	Molson Coors Brewing Co., Class B	172,054
20,061	Mondelez International, Inc., Class A	928,022
5,494	Monster Beverage Corp.(c)	314,477
19,478	PepsiCo, Inc.	2,194,586
21,449	Philip Morris International, Inc.	1,645,567
34,377	Procter & Gamble Co. (The)	3,316,349
6,598	Sysco Corp.	421,282
4,071	Tyson Foods, Inc., Class A	252,076
11,093	Walgreens Boots Alliance, Inc.	801,580
19,644	Walmart, Inc.	1,882,485

		22,571,250

Schedule of Investments(a)

	Energy - 5.6%
6,959	Anadarko Petroleum Corp.	$329,370
5,238	Apache Corp.	171,911
7,084	Baker Hughes a GE Co.	166,970
5,949	Cabot Oil & Gas Corp.	148,428
26,366	Chevron Corp.	3,022,862
1,320	Cimarex Energy Co.	99,449
2,764	Concho Resources, Inc.(c)	331,238
15,886	ConocoPhillips	1,075,323
6,459	Devon Energy Corp.	172,132
2,128	Diamondback Energy, Inc.	219,439
8,001	EOG Resources, Inc.	793,699
58,418	Exxon Mobil Corp.	4,280,871
12,089	Halliburton Co.	379,111
1,504	Helmerich & Payne, Inc.	84,209
3,435	Hess Corp.	185,490
2,201	HollyFrontier Corp.	124,004
26,191	Kinder Morgan, Inc.	474,057
11,471	Marathon Oil Corp.	181,127
9,532	Marathon Petroleum Corp.	631,590
5,290	National Oilwell Varco, Inc.	155,949
2,765	Newfield Exploration Co.(c)	50,544
6,620	Noble Energy, Inc.	147,891
10,418	Occidental Petroleum Corp.	695,714
5,676	ONEOK, Inc.	364,456
5,853	Phillips 66	558,435
2,352	Pioneer Natural Resources Co.	334,737
19,107	Schlumberger Ltd.	844,721
5,870	TechnipFMC PLC (United Kingdom)	134,775
5,854	Valero Energy Corp.	514,098
16,703	Williams Cos., Inc. (The)	449,812

		17,122,412

	Financials - 13.7%
728	Affiliated Managers Group, Inc.	76,404
10,505	Aflac, Inc.	501,088
4,753	Allstate Corp. (The)	417,646
9,666	American Express Co.	992,698
12,206	American International Group, Inc.	527,665
1,924	Ameriprise Financial, Inc.	243,578
3,323	Aon PLC	519,152
2,535	Arthur J. Gallagher & Co.	189,390
720	Assurant, Inc.	69,401
125,939	Bank of America Corp.	3,585,483
12,552	Bank of New York Mellon Corp. (The)	656,721
10,634	BB&T Corp.	518,939
26,844	Berkshire Hathaway, Inc., Class B(c)	5,517,516
1,675	BlackRock, Inc.	695,259
1,637	Brighthouse Financial, Inc.(c)	61,126
6,535	Capital One Financial Corp.	526,656
1,548	Cboe Global Markets, Inc.	144,382
16,585	Charles Schwab Corp. (The)	775,680
6,359	Chubb Ltd.	846,065
2,088	Cincinnati Financial Corp.	169,379
33,698	Citigroup, Inc.	2,172,173
6,455	Citizens Financial Group, Inc.	218,954
4,937	CME Group, Inc.	899,916
2,232	Comerica, Inc.	175,748
4,637	Discover Financial Services	312,951
3,508	E*TRADE Financial Corp.	163,683
561	Everest Re Group Ltd.	122,887
9,047	Fifth Third Bancorp	242,641
2,259	First Republic Bank	218,287
4,106	Franklin Resources, Inc.	121,579
4,773	Goldman Sachs Group, Inc. (The)	945,102
4,949	Hartford Financial Services Group, Inc. (The)	232,207
14,647	Huntington Bancshares, Inc.	193,926
7,860	Intercontinental Exchange, Inc.	603,334

5,676	Invesco Ltd.(d)	$103,417
3,878	Jefferies Financial Group, Inc.	80,701
45,885	JPMorgan Chase & Co.	4,749,097
14,274	KeyCorp	235,093
2,947	Lincoln National Corp.	172,370
3,815	Loews Corp.	182,738
1,938	M&T Bank Corp.	318,879
6,951	Marsh & McLennan Cos., Inc.	613,009
13,617	MetLife, Inc.	621,888
2,299	Moody’s Corp.	364,414
18,039	Morgan Stanley	763,050
1,215	MSCI, Inc.	206,878
1,585	Nasdaq, Inc.	139,543
3,056	Northern Trust Corp.	270,334
5,209	People’s United Financial, Inc.	85,323
6,368	PNC Financial Services Group, Inc. (The)	781,163
3,632	Principal Financial Group, Inc.	181,854
8,046	Progressive Corp. (The)	541,415
5,698	Prudential Financial, Inc.	525,014
1,779	Raymond James Financial, Inc.	143,209
14,265	Regions Financial Corp.	216,400
3,461	S&P Global, Inc.	663,301
5,238	State Street Corp.	371,374
6,199	SunTrust Banks, Inc.	368,345
736	SVB Financial Group(c)	171,768
9,125	Synchrony Financial	274,115
3,321	T. Rowe Price Group, Inc.	310,381
1,416	Torchmark Corp.	118,604
3,656	Travelers Cos., Inc. (The)	458,974
3,018	Unum Group	104,906
20,962	US Bancorp	1,072,416
58,457	Wells Fargo & Co.	2,859,132
1,793	Willis Towers Watson PLC	291,882
2,652	Zions Bancorp NA	126,209

		42,144,812

	Health Care - 15.4%
24,235	Abbott Laboratories	1,768,670
20,756	AbbVie, Inc.	1,666,499
621	ABIOMED, Inc.(c)	218,014
4,398	Agilent Technologies, Inc.	334,468
3,079	Alexion Pharmaceuticals, Inc.(c)	378,594
1,005	Align Technology, Inc.(c)	250,195
4,374	Allergan PLC	629,769
2,165	AmerisourceBergen Corp.	180,496
8,793	Amgen, Inc.	1,645,258
3,569	Anthem, Inc.	1,081,407
6,828	Baxter International, Inc.	494,962
3,702	Becton, Dickinson and Co.	923,501
2,781	Biogen, Inc.(c)	928,242
19,093	Boston Scientific Corp.(c)	728,398
22,522	Bristol-Myers Squibb Co.	1,111,911
4,111	Cardinal Health, Inc.	205,427
9,649	Celgene Corp.(c)	853,551
2,834	Centene Corp.(c)	370,035
4,547	Cerner Corp.(c)	249,676
5,253	Cigna Corp.	1,049,602
679	Cooper Cos., Inc. (The)	189,278
17,845	CVS Health Corp.	1,169,740
8,511	Danaher Corp.	944,040
1,741	DaVita, Inc.(c)	97,722
3,072	DENTSPLY SIRONA, Inc.	128,870
2,883	Edwards Lifesciences Corp.(c)	491,321
13,010	Eli Lilly & Co.	1,559,379
17,849	Gilead Sciences, Inc.	1,249,609
3,705	HCA Healthcare, Inc.	516,588
2,103	Henry Schein, Inc.(c)	163,403
3,718	Hologic, Inc.(c)	165,079
1,894	Humana, Inc.	585,227
1,190	IDEXX Laboratories, Inc.(c)	253,208
2,028	Illumina, Inc.(c)	567,414

Schedule of Investments(a)

2,437	Incyte Corp.(c)	$196,398
1,577	Intuitive Surgical, Inc.(c)	825,780
2,187	IQVIA Holdings, Inc.(c)	282,145
37,008	Johnson & Johnson	4,925,025
1,391	Laboratory Corp. of America Holdings(c)	193,836
2,696	McKesson Corp.	345,762
18,532	Medtronic PLC	1,638,043
35,881	Merck & Co., Inc.	2,670,623
346	Mettler-Toledo International, Inc.(c)	220,803
7,115	Mylan NV(c)	213,094
2,388	Nektar Therapeutics(c)	101,108
1,535	PerkinElmer, Inc.	138,918
1,725	Perrigo Co. PLC	80,126
79,761	Pfizer, Inc.	3,385,854
1,878	Quest Diagnostics, Inc.	164,043
1,070	Regeneron Pharmaceuticals, Inc.(c)	459,319
1,965	ResMed, Inc.	187,009
4,286	Stryker Corp.	761,065
633	Teleflex, Inc.	173,126
5,554	Thermo Fisher Scientific, Inc.	1,364,451
13,275	UnitedHealth Group, Inc.	3,586,905
1,176	Universal Health Services, Inc., Class B	155,855
1,258	Varian Medical Systems, Inc.(c)	166,094
3,526	Vertex Pharmaceuticals, Inc.(c)	673,149
1,046	Waters Corp.(c)	241,856
691	WellCare Health Plans, Inc.(c)	191,048
2,815	Zimmer Biomet Holdings, Inc.	308,411
6,630	Zoetis, Inc.	571,241

		47,370,640

	Industrials - 9.7%
8,034	3M Co.	1,609,210
1,984	A.O. Smith Corp.	94,954
1,700	Alaska Air Group, Inc.	108,715
1,313	Allegion PLC	112,734
5,656	American Airlines Group, Inc.	202,315
3,203	AMETEK, Inc.	233,499
5,934	Arconic, Inc.	111,678
7,288	Boeing Co. (The)	2,810,399
1,898	C.H. Robinson Worldwide, Inc.	164,690
8,143	Caterpillar, Inc.	1,084,322
1,195	Cintas Corp.	224,074
2,842	Copart, Inc.(c)	143,890
11,069	CSX Corp.	727,233
2,038	Cummins, Inc.	299,810
4,438	Deere & Co.	727,832
8,609	Delta Air Lines, Inc.	425,543
2,019	Dover Corp.	177,329
5,980	Eaton Corp. PLC	455,975
8,640	Emerson Electric Co.	565,661
1,663	Equifax, Inc.	177,974
2,381	Expeditors International of Washington, Inc.	165,003
3,962	Fastenal Co.	239,543
3,345	FedEx Corp.	593,972
1,806	Flowserve Corp.	79,536
1,942	Fluor Corp.	71,019
4,054	Fortive Corp.	304,009
1,950	Fortune Brands Home & Security, Inc.	88,335
3,841	General Dynamics Corp.	657,464
120,020	General Electric Co.	1,219,403
1,624	Harris Corp.	248,764
10,215	Honeywell International, Inc.	1,467,180
593	Huntington Ingalls Industries, Inc.	122,425
4,950	IHS Markit Ltd.(c)	257,004
4,212	Illinois Tool Works, Inc.	578,350
3,391	Ingersoll-Rand PLC	339,236
1,205	J.B. Hunt Transport Services, Inc.	128,983
1,649	Jacobs Engineering Group, Inc.	106,855
12,750	Johnson Controls International PLC	430,568
1,402	Kansas City Southern	148,262

1,085	L3 Technologies, Inc.	$213,615
3,415	Lockheed Martin Corp.	989,291
4,215	Masco Corp.	136,608
4,899	Nielsen Holdings PLC	125,806
3,757	Norfolk Southern Corp.	630,199
2,396	Northrop Grumman Corp.	660,218
4,821	PACCAR, Inc.	315,872
1,826	Parker-Hannifin Corp.	300,943
2,205	Pentair PLC	90,824
2,015	Quanta Services, Inc.	71,210
3,927	Raytheon Co.	647,013
3,001	Republic Services, Inc.	230,207
1,675	Robert Half International, Inc.	107,920
1,664	Rockwell Automation, Inc.	282,081
2,032	Rollins, Inc.	75,672
1,427	Roper Technologies, Inc.	404,212
767	Snap-on, Inc.	127,314
6,984	Southwest Airlines Co.	396,412
2,084	Stanley Black & Decker, Inc.	263,501
3,353	Textron, Inc.	178,480
671	TransDigm Group, Inc.(c)	262,361
10,166	Union Pacific Corp.	1,617,106
3,157	United Continental Holdings, Inc.(c)	275,511
9,592	United Parcel Service, Inc., Class B	1,010,997
1,119	United Rentals, Inc.(c)	140,166
11,199	United Technologies Corp.	1,322,266
2,270	Verisk Analytics, Inc.(c)	266,521
629	W.W. Grainger, Inc.	185,800
5,412	Waste Management, Inc.	517,766
2,481	Xylem, Inc.	176,796

		29,726,436

	Information Technology - 20.3%
8,796	Accenture PLC, Class A	1,350,626
6,736	Adobe, Inc.(c)	1,669,316
12,137	Advanced Micro Devices, Inc.(c)	296,264
2,248	Akamai Technologies, Inc.(c)	146,345
647	Alliance Data Systems Corp.	114,901
4,158	Amphenol Corp., Class A	365,571
5,107	Analog Devices, Inc.	504,878
1,153	ANSYS, Inc.(c)	189,496
62,205	Apple, Inc.	10,353,400
13,564	Applied Materials, Inc.	530,081
719	Arista Networks, Inc.(c)	154,427
3,022	Autodesk, Inc.(c)	444,838
6,041	Automatic Data Processing, Inc.	844,774
5,705	Broadcom, Inc.	1,530,366
1,612	Broadridge Financial Solutions, Inc.	162,538
3,893	Cadence Design Systems, Inc.(c)	186,981
62,036	Cisco Systems, Inc.	2,933,682
1,766	Citrix Systems, Inc.	181,086
7,989	Cognizant Technology Solutions Corp., Class A	556,674
11,044	Corning, Inc.	367,323
3,865	DXC Technology Co.	247,824
837	F5 Networks, Inc.(c)	134,715
4,519	Fidelity National Information Services, Inc.	472,371
5,499	Fiserv, Inc.(c)	456,032
1,224	FleetCor Technologies, Inc.(c)	247,015
1,910	FLIR Systems, Inc.	93,361
1,997	Fortinet, Inc.(c)	152,910
1,254	Gartner, Inc.(c)	170,406
2,184	Global Payments, Inc.	245,220
19,636	Hewlett Packard Enterprise Co.	306,125
21,835	HP, Inc.	481,025
62,975	Intel Corp.	2,967,382
12,539	International Business Machines Corp.	1,685,492
3,581	Intuit, Inc.	772,851
494	IPG Photonics Corp.(c)	65,702
1,066	Jack Henry & Associates, Inc.	142,364
4,762	Juniper Networks, Inc.	123,526

Schedule of Investments(a)

2,585	Keysight Technologies, Inc.(c)	$191,342
2,112	KLA-Tencor Corp.	225,076
2,141	Lam Research Corp.	363,071
12,537	Mastercard, Inc., Class A	2,646,937
3,823	Maxim Integrated Products, Inc.	207,474
3,263	Microchip Technology, Inc.	262,247
15,455	Micron Technology, Inc.(c)	590,690
106,647	Microsoft Corp.	11,137,146
2,255	Motorola Solutions, Inc.	263,632
3,474	NetApp, Inc.	221,537
8,418	NVIDIA Corp.	1,210,088
35,161	Oracle Corp.	1,766,137
4,410	Paychex, Inc.	312,228
16,260	PayPal Holdings, Inc.(c)	1,443,238
1,723	Qorvo, Inc.(c)	112,615
16,725	QUALCOMM, Inc.	828,222
2,439	Red Hat, Inc.(c)	433,752
10,556	salesforce.com, Inc.(c)	1,604,195
3,594	Seagate Technology PLC	159,142
2,450	Skyworks Solutions, Inc.	178,948
8,816	Symantec Corp.	185,312
2,060	Synopsys, Inc.(c)	192,301
4,733	TE Connectivity Ltd.	383,136
13,254	Texas Instruments, Inc.	1,334,413
2,316	Total System Services, Inc.	207,537
1,468	VeriSign, Inc.(c)	248,488
24,247	Visa, Inc., Class A	3,273,588
3,994	Western Digital Corp.	179,690
6,111	Western Union Co. (The)	111,526
2,859	Xerox Corp.	80,652
3,490	Xilinx, Inc.	390,671

		62,392,919

	Materials - 2.7%
3,029	Air Products & Chemicals, Inc.	497,937
1,465	Albemarle Corp.	118,270
1,196	Avery Dennison Corp.	124,922
4,679	Ball Corp.	244,618
1,846	Celanese Corp.	176,773
3,183	CF Industries Holdings, Inc.	138,938
31,657	DowDuPont, Inc.	1,703,463
1,933	Eastman Chemical Co.	155,839
3,508	Ecolab, Inc.	554,860
1,858	FMC Corp.	148,269
19,993	Freeport-McMoRan, Inc.	232,719
1,397	International Flavors & Fragrances, Inc.	198,067
5,589	International Paper Co.	265,086
7,604	Linde PLC (United Kingdom)	1,239,528
4,342	LyondellBasell Industries NV, Class A	377,624
865	Martin Marietta Materials, Inc.	152,828
4,894	Mosaic Co. (The)	157,978
7,349	Newmont Mining Corp.	250,674
4,333	Nucor Corp.	265,353
1,305	Packaging Corp. of America	123,088
3,310	PPG Industries, Inc.	349,006
2,166	Sealed Air Corp.	85,557
1,137	Sherwin-Williams Co. (The)	479,268
1,822	Vulcan Materials Co.	185,206
3,498	WestRock Co.	142,404

		8,368,275

	Real Estate - 3.1%
1,484	Alexandria Real Estate Equities, Inc. REIT	195,458
6,079	American Tower Corp. REIT	1,050,694
2,148	Apartment Investment & Management Co., Class A REIT	106,369
1,908	AvalonBay Communities, Inc. REIT	368,091
2,131	Boston Properties, Inc. REIT	281,015
4,373	CBRE Group, Inc., Class A(c)	200,065
5,724	Crown Castle International Corp. REIT	670,052
2,847	Digital Realty Trust, Inc. REIT	308,444
4,945	Duke Realty Corp. REIT	144,592

1,108	Equinix, Inc. REIT	$436,552
5,084	Equity Residential REIT	368,895
912	Essex Property Trust, Inc. REIT	247,334
1,746	Extra Space Storage, Inc. REIT	172,173
1,020	Federal Realty Investment Trust REIT	135,221
6,588	HCP, Inc. REIT	207,786
10,240	Host Hotels & Resorts, Inc. REIT	184,934
3,950	Iron Mountain, Inc. REIT	146,940
5,815	Kimco Realty Corp. REIT	98,913
1,460	Macerich Co. (The) REIT	67,394
1,572	Mid-America Apartment Communities, Inc. REIT	159,212
8,686	Prologis, Inc. REIT	600,724
2,069	Public Storage REIT	439,704
4,071	Realty Income Corp. REIT	279,637
2,338	Regency Centers Corp. REIT	151,970
1,565	SBA Communications Corp. REIT(c)	285,660
4,269	Simon Property Group, Inc. REIT	777,470
1,177	SL Green Realty Corp. REIT	108,790
3,802	UDR, Inc. REIT	166,338
4,919	Ventas, Inc. REIT	317,226
2,389	Vornado Realty Trust REIT	167,015
5,184	Welltower, Inc. REIT	401,708
10,338	Weyerhaeuser Co. REIT	271,269

		9,517,645

	Utilities - 3.2%
9,139	AES Corp.	149,788
3,255	Alliant Energy Corp.	144,750
3,372	Ameren Corp.	233,815
6,804	American Electric Power Co., Inc.	538,332
2,493	American Water Works Co., Inc.	238,505
6,915	CenterPoint Energy, Inc.	213,812
3,909	CMS Energy Corp.	203,815
4,299	Consolidated Edison, Inc.	333,817
10,374	Dominion Energy, Inc.	728,670
2,511	DTE Energy Co.	295,670
9,836	Duke Energy Corp.	863,404
4,495	Edison International	256,080
2,500	Entergy Corp.	222,975
3,635	Evergy, Inc.	208,358
4,371	Eversource Energy	303,391
13,345	Exelon Corp.	637,357
6,705	FirstEnergy Corp.	262,836
6,595	NextEra Energy, Inc.	1,180,373
5,013	NiSource, Inc.	136,755
4,001	NRG Energy, Inc.	163,681
1,546	Pinnacle West Capital Corp.	136,234
9,938	PPL Corp.	311,258
6,975	Public Service Enterprise Group, Inc.	380,486
3,775	Sempra Energy	441,600
14,197	Southern Co. (The)	689,974
4,353	WEC Energy Group, Inc.	317,900
7,092	Xcel Energy, Inc.	371,337

		9,964,973

	Total Investments in Securities (Cost $264,236,012) - 102.0%	313,299,938
	Other assets less liabilities - (2.0)%	(6,228,646)

	Net Assets - 100.0%	$307,071,292

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	A portion of the securities in the Fund are subject to covered call options written.
(c)	Non-income producing security.
(d)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2019.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco Ltd.	$156,844	$52,694	$(42,652)	$(49,314)	$(14,155)	$103,417	$5,136

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*	Value	Unrealized Appreciation (Depreciation)
Equity Risk
S&P 500 Index	Call	02/15/2019	1,159	$2,665	$(5,141,286)	$308,873,500	$(6,391,885)	$(1,250,599)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Quality ETF (SPHQ)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 5.8%
206,356	Activision Blizzard, Inc.	$9,748,257
113,826	Electronic Arts, Inc.(b)	10,499,310
56,372	Omnicom Group, Inc.	4,390,251
25,684	TripAdvisor, Inc.(b)	1,473,748
149,084	Twitter, Inc.(b)	5,003,259
369,549	Walt Disney Co. (The)	41,212,105

		72,326,930

	Consumer Discretionary - 10.2%
64,594	Aptiv PLC	5,111,323
70,112	Best Buy Co., Inc.	4,153,435
6,785	Chipotle Mexican Grill, Inc.(b)	3,593,404
31,768	Darden Restaurants, Inc.	3,333,416
67,507	Dollar General Corp.	7,792,333
30,570	Foot Locker, Inc.	1,708,557
51,570	Gap, Inc. (The)	1,311,941
28,833	Hasbro, Inc.	2,611,117
74,904	Macy’s, Inc.	1,969,975
421,618	NIKE, Inc., Class B	34,522,082
14,896	Ralph Lauren Corp.	1,730,021
122,146	Ross Stores, Inc.	11,252,090
292,737	Starbucks Corp.	19,947,099
125,784	Target Corp.	9,182,232
353,686	TJX Cos., Inc. (The)	17,588,805
33,000	Tractor Supply Co.	2,818,200

		128,626,030

	Consumer Staples - 9.7%
507,911	Altria Group, Inc.	25,065,408
39,958	Brown-Forman Corp., Class B	1,888,016
102,105	Costco Wholesale Corp.	21,914,796
62,598	Estee Lauder Cos., Inc. (The), Class A	8,539,619
32,423	Hershey Co. (The)	3,440,080
96,185	Monster Beverage Corp.(b)	5,505,630
579,505	Procter & Gamble Co. (The)	55,904,847

		122,258,396

	Energy - 7.5%
454,744	Chevron Corp.	52,136,399
371,500	ConocoPhillips	25,146,835
266,280	Marathon Oil Corp.	4,204,561
195,851	Occidental Petroleum Corp.	13,078,930

		94,566,725

	Financials - 4.3%
13,768	Affiliated Managers Group, Inc.	1,444,952
44,692	Ameriprise Financial, Inc.	5,658,007
58,631	Aon PLC	9,159,921
80,954	CME Group, Inc.	14,756,295
9,727	Everest Re Group Ltd.	2,130,699
105,844	Franklin Resources, Inc.	3,134,041
64,679	S&P Global, Inc.	12,395,730
64,575	T. Rowe Price Group, Inc.	6,035,180

		54,714,825

	Health Care - 12.1%
17,953	Align Technology, Inc.(b)	4,469,399
49,369	Biogen, Inc.(b)	16,478,385
473,745	Bristol-Myers Squibb Co.	23,388,791
33,905	Humana, Inc.	10,476,306
33,497	Intuitive Surgical, Inc.(b)	17,540,369
636,882	Merck & Co., Inc.	47,403,127
6,629	Mettler-Toledo International, Inc.(b)	4,230,363

47,014	Nektar Therapeutics(b)	$1,990,573
34,664	Perrigo Co. PLC	1,610,143
34,788	ResMed, Inc.	3,310,774
23,937	Varian Medical Systems, Inc.(b)	3,160,402
68,337	Vertex Pharmaceuticals, Inc.(b)	13,046,217
17,720	WellCare Health Plans, Inc.(b)	4,899,225

		152,004,074

	Industrials - 8.2%
33,433	C.H. Robinson Worldwide, Inc.	2,900,981
49,004	Copart, Inc.(b)	2,481,073
199,389	CSX Corp.	13,099,857
47,895	Expeditors International of Washington, Inc.	3,319,124
79,801	Fastenal Co.	4,824,769
11,580	Huntington Ingalls Industries, Inc.	2,390,691
75,678	Illinois Tool Works, Inc.	10,391,346
226,150	Johnson Controls International PLC	7,637,086
55,927	Pentair PLC	2,303,633
72,583	Raytheon Co.	11,958,775
37,213	Robert Half International, Inc.	2,397,634
35,847	Rockwell Automation, Inc.	6,076,783
183,132	Union Pacific Corp.	29,130,807
12,455	W.W. Grainger, Inc.	3,679,082

		102,591,641

	Information Technology - 39.9%
158,844	Accenture PLC, Class A	24,390,496
110,240	Adobe, Inc.(b)	27,319,677
17,367	ANSYS, Inc.(b)	2,854,266
322,769	Apple, Inc.	53,721,672
269,587	Applied Materials, Inc.	10,535,460
98,458	Automatic Data Processing, Inc.	13,768,367
98,580	Broadcom, Inc.	26,444,085
24,404	Broadridge Financial Solutions, Inc.	2,460,655
1,098,982	Cisco Systems, Inc.	51,970,859
25,025	Citrix Systems, Inc.	2,566,063
117,246	Cognizant Technology Solutions Corp., Class A	8,169,701
27,320	FLIR Systems, Inc.	1,335,402
334,258	Hewlett Packard Enterprise Co.	5,211,082
67,709	Intuit, Inc.	14,612,956
45,373	KLA-Tencor Corp.	4,835,401
57,393	Lam Research Corp.	9,732,705
225,234	Mastercard, Inc., Class A	47,553,654
242,566	Micron Technology, Inc.(b)	9,270,873
500,350	Microsoft Corp.	52,251,551
66,743	NetApp, Inc.	4,256,201
198,016	NVIDIA Corp.	28,464,800
85,491	Paychex, Inc.	6,052,763
25,740	Qorvo, Inc.(b)	1,682,366
52,484	Red Hat, Inc.(b)	9,333,755
237,707	Texas Instruments, Inc.	23,932,341
378,207	Visa, Inc., Class A	51,061,727
74,250	Xilinx, Inc.	8,311,545

		502,100,423

	Materials - 1.0%
393,160	Freeport-McMoRan, Inc.	4,576,382
91,528	LyondellBasell Industries NV, Class A	7,960,190

		12,536,572

	Real Estate - 1.2%
38,849	Apartment Investment & Management Co., Class A REIT	1,923,803
39,633	Public Storage REIT	8,422,805
187,521	Weyerhaeuser Co. REIT	4,920,551

		15,267,159

	Total Common Stocks & Other Equity Interests (Cost $1,177,732,972)	1,256,992,775

Schedule of Investments(a)

	Money Market Fund - 0.1%
799,528	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $799,528)	$799,528

	Total Investments in Securities (Cost $1,178,532,500) - 100.0%	1,257,792,303
	Other assets less liabilities - (0.0)%	(11,316)

	Net Assets - 100.0%	$1,257,780,987

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco Ltd.*	$ 3,553,402	$ 832,625	$ (4,214,867)	$ 712,040	$ (883,200)	$ —	$ 36,757

*	At January 31, 2019, this security was no longer held.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P Spin-Off ETF (CSD)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.1%
	Communication Services - 10.3%
4,106	Cable One, Inc.	$3,631,100
52,190	Cars.com, Inc.(b)	1,425,309
93,579	Gannett Co., Inc.	1,037,791
99,318	Liberty Latin America Ltd., Class C (Chile)(b)	1,736,079
14,312	Madison Square Garden Co. (The), Class A(b)	3,977,305
95,479	Zillow Group, Inc., Class C(b)(c)	3,350,358

		15,157,942

	Consumer Discretionary - 13.2%
71,861	Adient PLC	1,418,536
73,213	Delphi Technologies PLC	1,311,245
55,953	frontdoor, Inc.(b)	1,662,923
61,237	Garrett Motion, Inc. (Switzerland)(b)	977,955
80,175	Hilton Grand Vacations, Inc.(b)	2,432,510
45,078	Liberty Expedia Holdings, Inc., Class A(b)	1,847,747
89,484	Penn National Gaming, Inc.(b)	2,169,092
29,275	TopBuild Corp.(b)	1,546,013
72,056	Veoneer, Inc. (Sweden)(b)(c)	2,147,989
82,058	Wyndham Hotels & Resorts, Inc.	4,028,227

		19,542,237

	Consumer Staples - 7.6%
52,723	Energizer Holdings, Inc.(c)	2,499,070
121,168	Lamb Weston Holdings, Inc.	8,760,447

		11,259,517

	Energy - 4.2%
63,987	Apergy Corp.(b)	2,151,243
168,292	Equitrans Midstream Corp.(b)	3,503,839
18,501	KLX Energy Services Holdings, Inc.(b)	482,136

		6,137,218

	Financials - 10.6%
98,122	Brighthouse Financial, Inc.(b)	3,663,875
399,344	Synchrony Financial	11,996,294

		15,660,169

	Health Care - 0.6%
31,537	Varex Imaging Corp.(b)	898,489

	Industrials - 14.6%
40,346	Arcosa, Inc.	1,187,383
139,596	Babcock & Wilcox Enterprises, Inc.(b)	81,957
149,920	Fortive Corp.	11,242,501
45,136	Hertz Global Holdings, Inc.(b)	748,806
135,085	nVent Electric PLC (United Kingdom)	3,379,827
101,735	Resideo Technologies, Inc.(b)	2,231,048
35,205	SPX FLOW, Inc.(b)	1,153,668
107,887	Welbilt, Inc.(b)	1,512,576

		21,537,766

	Information Technology - 19.9%
152,083	Conduent, Inc.(b)	1,939,058
738,191	Hewlett Packard Enterprise Co.	11,508,398
115,901	PayPal Holdings, Inc.(b)	10,287,373
117,020	Perspecta, Inc.	2,346,251
90,207	Versum Materials, Inc.	3,316,911

		29,397,991

	Materials - 9.8%
154,293	Alcoa Corp.(b)	4,579,416
141,545	Chemours Co. (The)	5,060,234
59,705	GCP Applied Technologies, Inc.(b)	1,504,566
34,723	Ingevity Corp.(b)	3,266,393

		14,410,609

	Real Estate - 9.3%
33,066	CorePoint Lodging, Inc. REIT	$404,728
90,035	JBG SMITH Properties REIT	3,479,853
166,470	Park Hotels & Resorts, Inc. REIT	5,005,753
148,077	Uniti Group, Inc. REIT	2,948,213
94,570	Urban Edge Properties REIT	1,931,119

		13,769,666

	Total Common Stocks & Other Equity Interests (Cost $149,075,644)	147,771,604

	Money Market Fund - 0.0%
72,965	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $72,965)	72,965

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $149,148,609) - 100.1%	147,844,569

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.6%
2,334,160	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $2,334,160)	2,334,160

	Total Investments in Securities (Cost $151,482,769) - 101.7%	150,178,729
	Other assets less liabilities - (1.7)%	(2,549,642)

	Net Assets - 100.0%	$147,629,087

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Water Resources ETF (PHO)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Building Products - 9.0%
1,343,414	A.O. Smith Corp.	$64,295,794
363,462	Advanced Drainage Systems, Inc.	9,268,281

		73,564,075

	Chemicals - 7.7%
396,615	Ecolab, Inc.	62,732,595

	Commercial Services & Supplies - 2.6%
389,277	Tetra Tech, Inc.	21,484,198

	Construction & Engineering - 2.9%
213,071	Aegion Corp.(b)	3,867,239
152,685	Valmont Industries, Inc.	19,696,365

		23,563,604

	Electronic Equipment, Instruments & Components - 3.4%
150,122	Badger Meter, Inc.	7,924,940
362,074	Itron, Inc.(b)	19,780,103

		27,705,043

	Health Care Equipment & Supplies - 7.9%
581,083	Danaher Corp.	64,453,726

	Industrial Conglomerates - 7.4%
213,903	Roper Technologies, Inc.	60,590,164

	Life Sciences Tools & Services - 9.1%
320,573	Waters Corp.(b)	74,122,889

	Machinery - 27.9%
326,896	Energy Recovery, Inc.(b)(c)	2,484,410
2,338,984	Evoqua Water Technologies Corp.(b)(c)	25,284,417
145,774	Franklin Electric Co., Inc.	6,965,082
67,233	Gorman-Rupp Co. (The)	2,322,900
232,143	IDEX Corp.	32,003,234
121,275	Lindsay Corp.	10,415,097
306,229	Mueller Industries, Inc.	7,934,393
1,257,318	Mueller Water Products, Inc., Class A	12,422,302
744,157	Pentair PLC	30,651,827
876,413	Rexnord Corp.(b)	22,918,200
512,592	Toro Co. (The)	30,499,224
165,260	Watts Water Technologies, Inc., Class A	12,373,016
436,447	Xylem, Inc.	31,101,213

		227,375,315

	Trading Companies & Distributors - 4.1%
798,177	HD Supply Holdings, Inc.(b)	33,475,543

	Water Utilities - 18.0%
222,569	American States Water Co.	15,072,373
333,837	American Water Works Co., Inc.	31,938,186
928,837	Aqua America, Inc.	32,555,737
108,049	AquaVenture Holdings Ltd.(b)	2,272,270
20,808	Artesian Resources Corp., Class A	736,395
257,887	California Water Service Group	12,770,564
2,983,514	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	35,354,641
45,903	Consolidated Water Co. Ltd. (Cayman Islands)	599,034
42,522	Middlesex Water Co.	2,389,736
216,222	SJW Group	12,962,509

		146,651,445

	Total Common Stocks & Other Equity Interests (Cost $618,592,870)	815,718,597

	Money Market Fund - 0.2%
1,510,075	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $1,510,075)	$1,510,075

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $620,102,945) - 100.2%	817,228,672

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.2%
1,959,062	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $1,959,062)	1,959,062

	Total Investments in Securities (Cost $622,062,007) - 100.4%	819,187,734
	Other assets less liabilities - (0.4)%	(3,466,456)

	Net Assets - 100.0%	$815,721,278

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco WilderHill Clean Energy ETF (PBW)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Aerospace & Defense - 3.2%
51,064	Hexcel Corp.	$3,457,543

	Auto Components - 2.4%
61,156	Gentherm, Inc.(b)	2,602,799

	Automobiles - 5.2%
398,727	NIO, Inc. ADR (China)(b)(c)	3,141,969
8,006	Tesla, Inc.(b)	2,458,002

		5,599,971

	Chemicals - 7.3%
15,469	Air Products & Chemicals, Inc.	2,542,949
32,276	Albemarle Corp.	2,605,642
63,902	Sociedad Quimica y Minera de Chile SA ADR (Chile)	2,726,059

		7,874,650

	Commercial Services & Supplies - 0.6%
263,443	Aqua Metals, Inc.(b)	598,015

	Construction & Engineering - 8.3%
189,514	Ameresco, Inc., Class A(b)	2,829,444
94,968	MYR Group, Inc.(b)	2,893,675
90,720	Quanta Services, Inc.	3,206,045

		8,929,164

	Electrical Equipment - 19.4%
46,116	American Superconductor Corp.(b)	602,736
1,041,011	Ballard Power Systems, Inc. (Canada)(b)(c)	3,633,128
237,652	Bloom Energy Corp., Class A(b)(c)	2,245,811
509,692	Enphase Energy, Inc.(b)(c)	3,685,073
100,120	Hydrogenics Corp. (Canada)(b)	670,804
128,510	LSI Industries, Inc.	420,228
2,306,514	Plug Power, Inc.(b)(c)	3,159,924
220,372	Sunrun, Inc.(b)	2,930,948
118,609	TPI Composites, Inc.(b)	3,590,295

		20,938,947

	Electronic Equipment, Instruments & Components - 3.4%
56,799	Itron, Inc.(b)	3,102,929
201,678	Maxwell Technologies, Inc.(b)(c)	601,001

		3,703,930

	Independent Power & Renewable Electricity Producers - 10.1%
122,275	Atlantica Yield PLC (Spain)	2,199,727
55,105	Ormat Technologies, Inc.	3,180,110
132,325	Pattern Energy Group, Inc., Class A	2,815,876
224,425	TerraForm Power, Inc., Class A	2,666,169

		10,861,882

	Oil, Gas & Consumable Fuels - 2.6%
97,942	Renewable Energy Group, Inc.(b)	2,830,524

	Professional Services - 2.5%
80,313	Willdan Group, Inc.(b)	2,702,532

	Semiconductors & Semiconductor Equipment - 34.9%
60,463	Advanced Energy Industries, Inc.(b)	3,101,147
104,592	Amtech Systems, Inc.(b)	526,098
197,163	Canadian Solar, Inc. (Canada)(b)	4,252,806

60,800	Cree, Inc.(b)	$3,066,144
121,625	Daqo New Energy Corp. ADR (China)(b)	4,872,297
69,949	First Solar, Inc.(b)	3,538,720
288,896	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	4,813,007
70,291	SolarEdge Technologies, Inc.(b)	3,078,043
596,705	SunPower Corp.(b)(c)	3,466,856
30,544	Universal Display Corp.	3,171,384
376,531	Veeco Instruments, Inc.(b)	3,693,769

		37,580,271

	Total Common Stocks & Other Equity Interests (Cost $96,749,151)	107,680,228

	Money Market Fund - 0.1%
153,791	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $153,791)	153,791

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $96,902,942) - 100.0%	107,834,019

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 19.8%
21,341,370	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $21,341,370)	21,341,370

	Total Investments in Securities (Cost $118,244,312) - 119.8%	129,175,389
	Other assets less liabilities - (19.8)%	(21,369,134)

	Net Assets - 100.0%	$107,806,255

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

China	11.9%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco WilderHill Progressive Energy ETF (PUW)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.1%
	Auto Components - 3.2%
16,335	Kandi Technologies Group, Inc. (China)(b)(c)	$90,496
11,095	Tenneco, Inc., Class A	384,774

		475,270

	Automobiles - 2.2%
24,166	Tata Motors Ltd. ADR (India)(c)	315,850

	Building Products - 8.1%
7,439	A.O. Smith Corp.	356,031
11,318	Apogee Enterprises, Inc.	385,604
8,505	Owens Corning	445,577

		1,187,212

	Chemicals - 5.3%
4,444	FMC Corp.	354,631
7,720	Methanex Corp. (Canada)	421,281

		775,912

	Commercial Services & Supplies - 5.8%
9,165	CECO Environmental Corp.(c)	63,055
23,655	Covanta Holding Corp.	380,845
16,001	Heritage-Crystal Clean, Inc.(c)	409,626

		853,526

	Construction & Engineering - 2.5%
8,234	MasTec, Inc.(c)	365,425

	Electric Utilities - 4.5%
6,182	Avangrid, Inc.	308,296
92,621	Cia Energetica de Minas Gerais ADR (Brazil)	349,181

		657,477

	Electrical Equipment - 12.8%
2,962	Acuity Brands, Inc.	358,135
5,403	Eaton Corp. PLC	411,979
5,648	Emerson Electric Co.	369,774
4,314	EnerSys	367,812
4,683	Regal Beloit Corp.	359,467

		1,867,167

	Electronic Equipment, Instruments & Components - 5.1%
7,457	Badger Meter, Inc.	393,655
10,428	Corning, Inc.	346,835

		740,490

	Energy Equipment & Services - 2.8%
45,718	McDermott International, Inc.(c)	403,233

	Equity REITs - 2.5%
15,899	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	359,158

	Food & Staples Retailing - 3.1%
12,935	Andersons, Inc. (The)	453,372

	Independent Power & Renewable Electricity Producers - 2.0%
19,033	Clearway Energy, Inc., Class C	287,208

	Machinery - 15.8%
13,049	Altra Industrial Motion Corp.	399,430

5,316	Chart Industries, Inc.(c)	$397,105
4,942	ESCO Technologies, Inc.	321,774
17,403	Luxfer Holdings PLC (United Kingdom)	346,494
3,100	Lydall, Inc.(c)	82,212
3,101	WABCO Holdings, Inc.(c)	354,227
4,546	Woodward, Inc.	413,004

		2,314,246

	Metals & Mining - 2.5%
31,848	Freeport-McMoRan, Inc.	370,711

	Oil, Gas & Consumable Fuels - 21.9%
206,895	Chesapeake Energy Corp.(b)(c)	589,651
37,510	Clean Energy Fuels Corp.(c)	71,269
43,772	Cosan Ltd., Class A (Brazil)(b)	482,805
14,500	Golar LNG Ltd. (Bermuda)	322,915
29,588	Green Plains, Inc.	420,446
38,005	Range Resources Corp.	419,195
5,757	REX American Resources Corp.(c)	419,858
110,173	Southwestern Energy Co.(c)	481,456

		3,207,595

	Total Common Stocks & Other Equity Interests (Cost $13,630,199)	14,633,852

	Money Market Fund - 0.5%
79,333	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $79,333)	79,333

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $13,709,532) - 100.6%	14,713,185

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.6%
674,103	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $674,103)	674,103

	Total Investments in Securities (Cost $14,383,635) - 105.2%	15,387,288
	Other assets less liabilities - (5.2)%	(758,096)

	Net Assets - 100.0%	$14,629,192

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco BuyBack Achievers™ ETF (PKW)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.7%
	Communication Services - 3.9%
23,563	AMC Entertainment Holdings, Inc., Class A	$345,198
20,512	AMC Networks, Inc., Class A(b)	1,291,025
153,323	CBS Corp., Class B	7,583,356
104,242	Charter Communications, Inc., Class A(b)	34,509,314
41	Walt Disney Co. (The)	4,572

		43,733,465

	Consumer Discretionary - 18.6%
3,085	America’s Car-Mart, Inc.(b)	215,827
8,926	Asbury Automotive Group, Inc.(b)	630,622
11,478	AutoZone, Inc.(b)	9,725,768
36,238	BBX Capital Corp., Class A	223,588
122,540	Best Buy Co., Inc.	7,259,270
21,098	Booking Holdings, Inc.(b)	38,668,625
12,360	Bridgepoint Education, Inc.(b)	100,487
17,577	Brinker International, Inc.	712,220
6,811	Build-A-Bear Workshop, Inc.(b)	32,216
7,374	Children’s Place, Inc. (The)	713,508
18,541	Churchill Downs, Inc.	1,705,401
5,887	Citi Trends, Inc.	120,625
17,597	Dave & Buster’s Entertainment, Inc.	905,366
13,261	Deckers Outdoor Corp.(b)	1,703,375
33,589	Dick’s Sporting Goods, Inc.	1,186,028
10,261	Dillard’s, Inc., Class A(c)	685,332
96	Domino’s Pizza, Inc.	27,238
37,613	Dunkin’ Brands Group, Inc.	2,572,353
438,441	eBay, Inc.(b)	14,753,540
31,206	Express, Inc.(b)	165,392
51,407	Foot Locker, Inc.	2,873,137
119,360	Gentex Corp.	2,528,045
106,106	Goodyear Tire & Rubber Co. (The)	2,248,386
8,732	Group 1 Automotive, Inc.	532,914
135,049	Hilton Worldwide Holdings, Inc.	10,058,449
19,476	Hyatt Hotels Corp., Class A	1,361,567
11,722	Jack in the Box, Inc.	948,896
6,766	Kirkland’s, Inc.(b)	69,148
29,223	Lear Corp.	4,498,296
10,259	Lithia Motors, Inc., Class A	912,538
155,340	Marriott International, Inc., Class A	17,791,090
240,069	MGM Resorts International	7,067,631
71,809	Michaels Cos., Inc. (The)(b)	995,273
14,682	Murphy USA, Inc.(b)	1,079,861
36,478	O’Reilly Automotive, Inc.(b)	12,572,507
14,364	Papa John’s International, Inc.(c)	607,454
54,892	Sally Beauty Holdings, Inc.(b)	945,240
7,028	Shoe Carnival, Inc.	259,193
23,639	Signet Jewelers Ltd.	575,846
15,126	Sleep Number Corp.(b)	544,536
21,104	Sotheby’s(b)	852,391
564,931	Starbucks Corp.	38,494,398
66,256	Toll Brothers, Inc.	2,447,497
64,755	TRI Pointe Group, Inc.(b)	870,955
13,165	Visteon Corp.(b)	1,012,257
29,056	Whirlpool Corp.	3,864,739
142,212	Yum! Brands, Inc.	13,365,084

		211,484,109

	Consumer Staples - 1.3%
71,092	Herbalife Nutrition Ltd.(b)	$4,244,192
363,268	Kroger Co. (The)	10,291,383
20	Procter & Gamble Co. (The)	1,929

		14,537,504

	Energy - 4.6%
229,634	Anadarko Petroleum Corp.	10,868,577
8,560	Arch Coal, Inc., Class A	754,393
196,346	Cabot Oil & Gas Corp.	4,898,833
92,713	CNX Resources Corp.(b)	1,125,536
213,203	Devon Energy Corp.	5,681,860
16,292	Dril-Quip, Inc.(b)	609,972
78,916	Gulfport Energy Corp.(b)	662,105
134,905	Hess Corp.	7,284,870
48,119	Keane Group, Inc.(b)	485,040
209,983	Phillips 66	20,034,478

		52,405,664

	Financials - 17.9%
23,985	Affiliated Managers Group, Inc.	2,517,226
188,105	Ally Financial, Inc.	4,902,016
116	American Express Co.	11,913
63,458	Ameriprise Financial, Inc.	8,033,783
48,118	Assured Guaranty Ltd.	1,951,666
7,739	BankFinancial Corp.	116,085
41,406	Capstead Mortgage Corp. REIT	305,162
48,084	CIT Group, Inc.	2,221,000
999,692	Citigroup, Inc.	64,440,146
73,632	Comerica, Inc.	5,797,784
13,269	Cowen, Inc.(b)	214,560
152,988	Discover Financial Services	10,325,160
115,772	E*TRADE Financial Corp.	5,401,921
5,742	Ellington Residential Mortgage REIT	66,952
298,547	Fifth Third Bancorp	8,007,031
19,959	FirstCash, Inc.	1,645,220
233,268	Franklin Resources, Inc.	6,907,065
9,338	Greenhill & Co., Inc.	234,010
4,178	HCI Group, Inc.	197,954
147,117	Jefferies Financial Group, Inc.	3,061,505
38,947	Legg Mason, Inc.	1,160,621
143,072	Loews Corp.	6,853,149
63,915	M&T Bank Corp.	10,516,574
449,376	MetLife, Inc.	20,523,002
8,726	Och-Ziff Capital Management Group LLC, Class A	117,190
22,085	Oxford Square Capital Corp.	150,178
55,450	PacWest Bancorp	2,139,815
27,756	PennyMac Mortgage Investment Trust REIT	561,781
470,792	Regions Financial Corp.	7,141,915
204,590	SunTrust Banks, Inc.	12,156,738
327,288	Synchrony Financial	9,831,732
42,882	Third Point Reinsurance Ltd. (Bermuda)(b)	450,690
70,817	Voya Financial, Inc.	3,288,033
35,664	Waddell & Reed Financial, Inc., Class A	610,568
1,448	White Mountains Insurance Group Ltd.	1,293,904

		203,154,049

	Health Care - 10.7%
564,529	AbbVie, Inc.	45,326,033
14,521	Amedisys, Inc.(b)	1,904,574
267,344	Amgen, Inc.	50,022,736
135,673	Cardinal Health, Inc.	6,779,580
75,591	DaVita, Inc.(b)	4,242,923
3	HCA Healthcare, Inc.	418
46,010	Innoviva, Inc.(b)	786,771
43	IQVIA Holdings, Inc.(b)	5,548

Schedule of Investments(a)

88,968	McKesson Corp.	$11,410,146
16,214	Medpace Holdings, Inc.(b)	1,044,182
66,473	PDL BioPharma, Inc.(b)	211,384

		121,734,295

	Industrials - 13.4%
59,033	Allison Transmission Holdings, Inc.	2,873,136
22,571	Armstrong World Industries, Inc.	1,535,731
21,498	Atkore International Group, Inc.(b)	498,539
35,221	Avis Budget Group, Inc.(b)	938,287
384,523	CSX Corp.	25,263,161
66,635	Dover Corp.	5,852,552
64,392	Fortune Brands Home & Security, Inc.	2,916,958
26,590	Genesee & Wyoming, Inc., Class A(b)	2,087,847
22,497	Hawaiian Holdings, Inc.	720,354
19,560	Huntington Ingalls Industries, Inc.	4,038,162
125	IHS Markit Ltd.(b)	6,490
23,580	InnerWorkings, Inc.(b)	108,232
28,157	ManpowerGroup, Inc.	2,225,248
19,394	Navigant Consulting, Inc.	502,693
9,689	PICO Holdings, Inc.(b)	94,080
66,497	Quanta Services, Inc.	2,350,004
54,768	Rockwell Automation, Inc.	9,284,271
256,057	Southwest Airlines Co.	14,533,795
48,268	Spirit AeroSystems Holdings, Inc., Class A	4,025,551
33,561	Terex Corp.	1,030,658
110,638	Textron, Inc.	5,889,261
7,029	UniFirst Corp.	973,024
335,511	Union Pacific Corp.	53,369,735
124,071	United Continental Holdings, Inc.(b)	10,827,676

		151,945,445

	Information Technology - 25.8%
329,935	Apple, Inc.	54,914,381
436,519	Applied Materials, Inc.	17,059,162
20	Aspen Technology, Inc.(b)	1,932
50,649	Avnet, Inc.	2,086,739
19,905	Benchmark Electronics, Inc.	505,985
58,639	CDK Global, Inc.	2,868,033
27,251	Cirrus Logic, Inc.(b)	1,012,375
1,201,106	Cisco Systems, Inc.	56,800,303
61,366	Citrix Systems, Inc.	6,292,470
364,477	Corning, Inc.	12,122,505
636,915	Hewlett Packard Enterprise Co.	9,929,505
707,414	HP, Inc.	15,584,330
71,943	Jabil, Inc.	1,917,281
157,173	Juniper Networks, Inc.	4,077,068
29,772	Manhattan Associates, Inc.(b)	1,451,980
11,027	Nanometrics, Inc.(b)	337,316
114,701	NetApp, Inc.	7,314,483
35,384	NetScout Systems, Inc.(b)	917,507
1,152,690	Oracle Corp.	57,899,619
14,216	Plexus Corp.(b)	797,802
37,487	Presidio, Inc.	597,168
20,447	Progress Software Corp.	740,795
551,982	QUALCOMM, Inc.	27,334,149
31,085	Sanmina Corp.(b)	970,474
19,342	Synchronoss Technologies, Inc.(b)	138,682
81,625	Teradyne, Inc.	2,937,684
32,256	Ubiquiti Networks, Inc.(c)	3,490,422
59	VeriSign, Inc.(b)	9,987
108,507	Xerox Corp.	3,060,982

		293,171,119

	Materials - 1.8%
8,483	Advanced Emissions Solutions, Inc.	96,112
77,906	Chemours Co. (The)	2,785,140
109,236	PPG Industries, Inc.	11,517,844
71,459	Sealed Air Corp.	2,822,631
85,685	Valvoline, Inc.	1,894,495
26,291	Worthington Industries, Inc.	991,959

		20,108,181

	Real Estate - 1.2%
223,273	Colony Capital, Inc. REIT	$1,355,267
17,952	Hersha Hospitality Trust REIT	332,650
22,685	NorthStar Realty Europe Corp. REIT	380,881
91,627	Park Hotels & Resorts, Inc. REIT	2,755,224
58,457	Piedmont Office Realty Trust, Inc., Class A REIT	1,131,727
53,805	Realogy Holdings Corp.(c)	955,039
98,112	Retail Properties of America, Inc., Class A REIT	1,240,136
38,830	SL Green Realty Corp. REIT	3,589,057
39,023	Spirit Realty Capital, Inc. REIT	1,549,994
27,628	St. Joe Co. (The)(b)	429,892

		13,719,867

	Utilities - 0.5%
132,025	NRG Energy, Inc.	5,401,143
24,023	Star Group LP	219,810

		5,620,953

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,127,634,510) - 99.7%	1,131,614,651

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
12,762,978	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $12,762,978)	12,762,978

	Total Investments in Securities (Cost $1,140,397,488) - 100.8%	1,144,377,629
	Other assets less liabilities - (0.8)%	(9,021,505)

	Net Assets - 100.0%	$1,135,356,124

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dividend Achievers™ ETF (PFM)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 6.1%
309,919	AT&T, Inc.	$9,316,165
2,061	John Wiley & Sons, Inc., Class A	106,719
1,699	Meredith Corp.	92,205
4,499	Telephone & Data Systems, Inc.	162,954
175,975	Verizon Communications, Inc.	9,689,183

		19,367,226

	Consumer Discretionary - 7.7%
2,922	Aaron’s, Inc.	146,275
11,696	Best Buy Co., Inc.	692,871
2,940	Columbia Sportswear Co.	262,218
1,024	Cracker Barrel Old Country Store, Inc.	171,295
6,252	Genuine Parts Co.	624,075
5,389	Hasbro, Inc.	488,028
1,042	International Speedway Corp., Class A	45,275
5,556	Leggett & Platt, Inc.	227,574
34,432	Lowe’s Cos., Inc.	3,310,981
32,923	McDonald’s Corp.	5,885,974
1,405	Monro, Inc.	100,682
54,428	NIKE, Inc., Class B	4,456,565
2,632	Polaris Industries, Inc.	220,772
15,905	Ross Stores, Inc.	1,465,168
22,230	Target Corp.	1,622,790
5,193	Tiffany & Co.	460,775
52,718	TJX Cos., Inc. (The)	2,621,666
16,904	VF Corp.	1,422,810
3,432	Williams-Sonoma, Inc.(b)	186,804

		24,412,598

	Consumer Staples - 20.1%
80,348	Altria Group, Inc.	3,965,174
1,206	Andersons, Inc. (The)	42,270
23,883	Archer-Daniels-Midland Co.	1,072,347
13,295	Brown-Forman Corp., Class B	628,189
6,010	Bunge Ltd.	330,971
1,559	Casey’s General Stores, Inc.	200,612
10,490	Church & Dwight Co., Inc.	677,759
5,438	Clorox Co. (The)	806,890
181,247	Coca-Cola Co. (The)	8,723,418
36,947	Colgate-Palmolive Co.	2,389,732
18,668	Costco Wholesale Corp.	4,006,713
8,984	Flowers Foods, Inc.	176,625
25,399	General Mills, Inc.	1,128,732
22,710	Hormel Foods Corp.	961,087
800	J & J Snack Foods Corp.	123,480
4,846	JM Smucker Co. (The)	508,248
14,783	Kellogg Co.	872,345
14,752	Kimberly-Clark Corp.	1,643,078
33,970	Kroger Co. (The)	962,370
1,171	Lancaster Colony Corp.	186,271
5,188	McCormick & Co., Inc.	641,444
2,366	Nu Skin Enterprises, Inc., Class A	155,328
60,777	PepsiCo, Inc.	6,847,745
106,466	Procter & Gamble Co. (The)	10,270,775
22,143	Sysco Corp.	1,413,830
1,645	Tootsie Roll Industries, Inc.	56,999
1,064	Universal Corp.	61,393

6,003	Vector Group Ltd.	$66,033
40,434	Walgreens Boots Alliance, Inc.	2,921,761
124,120	Walmart, Inc.	11,894,420

		63,736,039

	Energy - 9.6%
6,260	Buckeye Partners LP	191,243
81,670	Chevron Corp.	9,363,465
111,487	Energy Transfer Equity LP	1,639,974
92,980	Enterprise Products Partners LP	2,572,757
164,778	Exxon Mobil Corp.	12,074,932
4,645	Helmerich & Payne, Inc.	260,074
4,491	Holly Energy Partners LP(b)	137,784
9,721	Magellan Midstream Partners LP	597,355
229	NACCO Industries, Inc., Class A	7,804
32,164	Occidental Petroleum Corp.	2,147,912
17,524	ONEOK, Inc.	1,125,216
3,037	TC PipeLines LP(b)	96,546
691	TransMontaigne Partners LP(b)	28,241

		30,243,303

	Financials - 5.5%
1,106	1st Source Corp.	50,212
32,430	Aflac, Inc.	1,546,911
3,848	American Equity Investment Life Holding Co.	120,519
3,802	American Financial Group, Inc.	362,673
5,936	Ameriprise Financial, Inc.	751,498
3,560	Axis Capital Holdings Ltd.	190,638
1,395	BancFirst Corp.	74,884
595	Bank of Marin Bancorp	24,954
5,479	Bank OZK	166,233
2,787	BOK Financial Corp.	231,628
11,894	Brown & Brown, Inc.	323,041
19,630	Chubb Ltd.	2,611,771
6,932	Cincinnati Financial Corp.	562,324
4,752	Commerce Bancshares, Inc.	284,170
2,181	Community Bank System, Inc.	130,751
756	Community Trust Bancorp, Inc.	30,701
2,724	Cullen/Frost Bankers, Inc.	264,991
5,028	Eaton Vance Corp.	193,679
1,968	Erie Indemnity Co., Class A	288,076
1,724	Evercore, Inc., Class A	154,212
1,620	FactSet Research Systems, Inc.	354,181
21,858	Franklin Resources, Inc.	647,215
1,804	Hanover Insurance Group, Inc. (The)	205,728
17,523	Invesco Ltd.(c)	319,269
5,030	Lazard Ltd., Class A	200,144
2,357	Mercury General Corp.	121,857
12,893	Old Republic International Corp.	259,794
16,080	People’s United Financial, Inc.	263,390
2,975	Prosperity Bancshares, Inc.	211,641
1,715	RenaissanceRe Holdings Ltd. (Bermuda)	236,721
1,895	RLI Corp.	125,089
10,688	S&P Global, Inc.	2,048,355
6,626	SEI Investments Co.	315,000
1,498	Southside Bancshares, Inc.	49,419
10,252	T. Rowe Price Group, Inc.	958,152
651	Tompkins Financial Corp.	47,874
4,751	Torchmark Corp.	397,944
11,283	Travelers Cos., Inc. (The)	1,416,468
2,124	UMB Financial Corp.	136,701
4,396	United Bankshares, Inc.	155,486
5,203	W.R. Berkley Corp.	400,059
1,138	Westamerica Bancorporation	71,307
384	Westwood Holdings Group, Inc.	14,062

		17,319,722

	Health Care - 10.8%
75,036	Abbott Laboratories	5,476,127

Schedule of Investments(a)

9,029	AmerisourceBergen Corp.	$752,748
79	Atrion Corp.	58,921
11,428	Becton, Dickinson and Co.	2,850,829
12,693	Cardinal Health, Inc.	634,269
43,401	CVS Health Corp.	2,844,936
2,229	Ensign Group, Inc. (The)	97,118
89,174	Johnson & Johnson	11,867,276
8,323	McKesson Corp.	1,067,425
57,391	Medtronic PLC	5,072,790
649	National HealthCare Corp.	52,134
5,787	Perrigo Co. PLC	268,806
15,940	Stryker Corp.	2,830,466
3,156	West Pharmaceutical Services, Inc.	341,700

		34,215,545

	Industrials - 16.3%
24,884	3M Co.	4,984,265
6,130	A.O. Smith Corp.	293,382
2,805	ABM Industries, Inc.	95,903
2,084	Brady Corp., Class A	93,176
5,858	C.H. Robinson Worldwide, Inc.	508,299
2,537	Carlisle Cos., Inc.	273,311
25,138	Caterpillar, Inc.	3,347,376
4,554	Cintas Corp.	853,920
35,971	CSX Corp.	2,363,295
6,840	Cummins, Inc.	1,006,232
5,460	Donaldson Co., Inc.	258,149
6,233	Dover Corp.	547,444
1,581	Dun & Bradstreet Corp. (The)	228,834
26,674	Emerson Electric Co.	1,746,347
7,353	Expeditors International of Washington, Inc.	509,563
12,228	Fastenal Co.	739,305
11,226	FedEx Corp.	1,993,401
1,992	Franklin Electric Co., Inc.	95,178
12,616	General Dynamics Corp.	2,159,481
1,112	Gorman-Rupp Co. (The)	38,420
7,090	Graco, Inc.	307,210
5,012	Harris Corp.	767,738
3,144	Healthcare Services Group, Inc.(b)	137,141
2,273	HEICO Corp.	192,068
2,330	Hubbell, Inc.	254,739
14,135	Illinois Tool Works, Inc.	1,940,877
3,732	ITT, Inc.	196,154
4,651	J.B. Hunt Transport Services, Inc.	497,843
3,352	L3 Technologies, Inc.	659,942
2,746	Lincoln Electric Holdings, Inc.	237,364
458	Lindsay Corp.	39,333
12,116	Lockheed Martin Corp.	3,509,884
1,366	Matthews International Corp., Class A	60,773
1,030	McGrath RentCorp.	51,912
1,638	MSA Safety, Inc.	164,095
1,934	MSC Industrial Direct Co., Inc., Class A	161,470
2,477	Nordson Corp.	321,118
7,396	Northrop Grumman Corp.	2,037,968
12,123	Raytheon Co.	1,997,385
1,837	Regal Beloit Corp.	141,008
13,827	Republic Services, Inc.	1,060,669
5,175	Robert Half International, Inc.	333,425
13,943	Rollins, Inc.	519,237
4,406	Roper Technologies, Inc.	1,248,044
2,262	Ryder System, Inc.	130,992
6,435	Stanley Black & Decker, Inc.	813,641
772	Tennant Co.	45,340
4,495	Toro Co. (The)	267,452
31,486	Union Pacific Corp.	5,008,478
34,068	United Technologies Corp.	4,022,409
463	VSE Corp.	15,108

2,399	W.W. Grainger, Inc.	$708,641
18,162	Waste Management, Inc.	1,737,558

		51,722,297

	Information Technology - 11.5%
27,152	Accenture PLC, Class A	4,169,190
15,769	Analog Devices, Inc.	1,558,923
18,647	Automatic Data Processing, Inc.	2,607,596
1,240	Badger Meter, Inc.	65,460
4,973	Broadridge Financial Solutions, Inc.	501,428
628	Cass Information Systems, Inc.	30,828
38,838	International Business Machines Corp.	5,220,604
3,292	Jack Henry & Associates, Inc.	439,647
11,802	Maxim Integrated Products, Inc.	640,494
10,075	Microchip Technology, Inc.	809,728
118,133	Microsoft Corp.	12,336,629
51,638	QUALCOMM, Inc.	2,557,114
40,859	Texas Instruments, Inc.	4,113,684
10,779	Xilinx, Inc.	1,206,601

		36,257,926

	Materials - 3.3%
9,352	Air Products & Chemicals, Inc.	1,537,375
4,524	Albemarle Corp.	365,223
2,676	AptarGroup, Inc.	265,245
3,877	Bemis Co., Inc.	189,353
1,442	Compass Minerals International, Inc.	75,344
12,306	Ecolab, Inc.	1,946,440
2,160	H.B. Fuller Co.	106,682
457	Hawkins, Inc.	18,961
4,542	International Flavors & Fragrances, Inc.	643,965
486	NewMarket Corp.	194,930
13,374	Nucor Corp.	819,024
10,219	PPG Industries, Inc.	1,077,491
568	Quaker Chemical Corp.	116,133
2,790	Royal Gold, Inc.	243,762
5,654	RPM International, Inc.	323,183
1,801	Sensient Technologies Corp.	113,067
3,989	Sherwin-Williams Co. (The)	1,681,443
4,713	Silgan Holdings, Inc.	130,173
4,251	Sonoco Products Co.	244,773
959	Stepan Co.	84,325
5,502	Westlake Chemical Corp.	406,598

		10,583,490

	Real Estate - 2.0%
8,788	Digital Realty Trust, Inc. REIT	952,092
3,823	Equity LifeStyle Properties, Inc. REIT	404,779
2,814	Essex Property Trust, Inc. REIT	763,157
3,147	Federal Realty Investment Trust REIT	417,198
1,799	National Health Investors, Inc. REIT	149,785
6,779	National Retail Properties, Inc. REIT	357,321
8,550	Omega Healthcare Investors, Inc. REIT(b)	343,624
12,572	Realty Income Corp. REIT	863,571
4,000	Tanger Factory Outlet Centers, Inc. REIT(b)	91,000
586	Universal Health Realty Income Trust REIT	40,856
1,270	Urstadt Biddle Properties, Inc., Class A REIT	27,203
16,002	Welltower, Inc. REIT	1,239,995
6,862	WP Carey, Inc. REIT	513,895

		6,164,476

	Utilities - 7.0%
10,050	Alliant Energy Corp.	446,923
1,566	American States Water Co.	106,049
3,961	AmeriGas Partners LP(b)	122,157
7,580	Aqua America, Inc.	265,679
5,047	Atmos Energy Corp.	492,739
2,554	Black Hills Corp.	173,391
2,048	California Water Service Group	101,417

Schedule of Investments(a)

21,351	CenterPoint Energy, Inc.	$660,173
698	Chesapeake Utilities Corp.	63,218
12,070	CMS Energy Corp.	629,330
513	Connecticut Water Service, Inc.	34,802
13,850	Consolidated Edison, Inc.	1,075,452
33,094	Dominion Energy, Inc.	2,324,523
30,369	Duke Energy Corp.	2,665,791
13,880	Edison International	790,744
13,499	Eversource Energy	936,966
8,350	MDU Resources Group, Inc.	214,678
1,477	MGE Energy, Inc.	94,986
698	Middlesex Water Co.	39,228
3,662	National Fuel Gas Co.	209,833
3,770	New Jersey Resources Corp.	182,845
20,360	NextEra Energy, Inc.	3,644,033
1,229	Northwest Natural Holding Co.	76,935
2,144	NorthWestern Corp.	137,023
8,509	OGE Energy Corp.	348,443
3,801	Portland General Electric Co.	183,664
30,680	PPL Corp.	960,898
1,166	SJW Group	69,902
3,643	South Jersey Industries, Inc.	108,488
43,830	Southern Co. (The)	2,130,138
2,258	Southwest Gas Holdings, Inc.	176,847
2,159	Spire, Inc.	171,360
7,405	UGI Corp.	422,307
13,441	WEC Energy Group, Inc.	981,596
21,898	Xcel Energy, Inc.	1,146,579

		22,189,137

	Total Common Stocks & Other Equity Interests (Cost $243,834,605)	316,211,759

	Money Market Fund - 0.0%
10,100	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $10,100)	10,100

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $243,844,705) - 99.9%	316,221,859

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.3%
1,003,793	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $1,003,793)	1,003,793

	Total Investments in Securities (Cost $244,848,498) - 100.2%	317,225,652
	Other assets less liabilities - (0.2)%	(777,199)

	Net Assets-100.0%	$316,448,453

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2019.

(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2019.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco Ltd.	$462,014	$49,124	$(18,658)	$(165,512)	$(7,699)	$319,269	$14,214

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dow Jones Industrial Average Dividend ETF (DJD)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Communication Services - 8.4%
137,983	Verizon Communications, Inc.	$7,597,344
23,804	Walt Disney Co. (The)	2,654,622

		10,251,966

	Consumer Discretionary - 7.8%
17,015	Home Depot, Inc. (The)	3,122,763
26,841	McDonald’s Corp.	4,798,634
20,216	NIKE, Inc., Class B	1,655,286

		9,576,683

	Consumer Staples - 17.8%
131,966	Coca-Cola Co. (The)	6,351,524
71,731	Procter & Gamble Co. (The)	6,919,890
63,336	Walgreens Boots Alliance, Inc.	4,576,659
39,775	Walmart, Inc.	3,811,638

		21,659,711

	Energy - 10.4%
55,870	Chevron Corp.	6,405,495
85,560	Exxon Mobil Corp.	6,269,837

		12,675,332

	Financials - 9.2%
20,909	American Express Co.	2,147,354
10,177	Goldman Sachs Group, Inc. (The)	2,015,148
29,866	JP Morgan Chase & Co.	3,091,131
31,215	Travelers Cos., Inc. (The)	3,918,731

		11,172,364

	Health Care - 14.4%
33,234	Johnson & Johnson	4,422,781
69,368	Merck & Co., Inc.	5,163,060
132,217	Pfizer, Inc.	5,612,612
8,762	UnitedHealth Group, Inc.	2,367,492

		17,565,945

	Industrials - 12.4%
21,508	3M Co.	4,308,052
9,615	Boeing Co. (The)	3,707,736
29,640	Caterpillar, Inc.	3,946,863
26,755	United Technologies Corp.	3,158,963

		15,121,614

	Information Technology - 17.1%
9,931	Apple, Inc.	1,652,916
101,093	Cisco Systems, Inc.	4,780,688
94,355	Intel Corp.	4,446,007
50,123	International Business Machines Corp.	6,737,534
22,877	Microsoft Corp.	2,389,045
6,711	Visa, Inc., Class A	906,052

		20,912,242

	Materials - 2.4%
54,803	DowDuPont, Inc.	2,948,950

	Total Investments in Securities (Cost $118,425,652) - 99.9%	121,884,807
	Other assets less liabilities - 0.1%	82,535

	Net Assets - 100.0%	$121,967,342

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Financial Preferred ETF (PGF)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Preferred Stocks - 99.7%
	Banks - 63.4%
867,765	Bank of America Corp., 5.88%, Series HH	$21,867,678
712,911	Bank of America Corp., 6.00%, Series EE(b)	18,407,362
1,128,429	Bank of America Corp., 6.00%, Series GG(b)	29,316,585
1,036,977	Bank of America Corp., 6.20%, Series CC(b)	27,438,411
887,142	Bank of America Corp., 6.50%, Series Y	23,003,592
896,281	Bank of America Corp., 6.63%, Series W(b)	23,133,013
61,439	BB&T Corp., 5.20%, Series G(b)	1,479,451
414,733	BB&T Corp., 5.63%(b)	10,700,111
1,768,810	BB&T Corp., 5.63%, Series E	44,220,250
444,984	BB&T Corp., 5.85%	11,244,746
700,790	Citigroup, Inc., 6.30%, Series S(b)	17,786,050
918,671	Citigroup, Inc., 6.88%, Series K	23,885,446
175,277	Citigroup, Inc., 6.88%, Series L(b)	4,381,925
632,742	Citigroup, Inc., 7.13%, Series J(b)	16,767,663
189,000	Citizens Financial Group, Inc., 6.35%, Series D(b)	4,810,050
408,695	Fifth Third Bancorp, 6.63%, Series I(b)	10,973,461
244,728	First Republic Bank, 5.50%, Series I	5,907,734
80,012	HSBC Holdings PLC, 6.20%, Series A (United Kingdom)	2,028,304
547,270	Huntington Bancshares, Inc., 6.25%, Series D(b)	14,218,075
600,617	ING Groep NV, 6.13% (Netherlands)(b)	15,195,610
996,007	ING Groep NV, 6.38% (Netherlands)	25,428,059
804,846	JPMorgan Chase & Co., 5.45%, Series P(b)	20,161,392
1,639,514	JPMorgan Chase & Co., 5.75%, Series DD	40,823,899
655,000	JPMorgan Chase & Co., 6.00%, Series EE	16,774,550
1,216,946	JPMorgan Chase & Co., 6.10%, Series AA(b)	31,458,054
1,316,930	JPMorgan Chase & Co., 6.13%, Series Y	34,016,302
1,443,403	JPMorgan Chase & Co., 6.15%, Series BB(b)	37,615,082
156,821	JPMorgan Chase & Co., 6.30%, Series W	4,030,300
616,607	JPMorgan Chase & Co., 6.70%, Series T(b)	15,544,662
364,478	KeyCorp, 5.65%, Series F	8,875,039
451,750	KeyCorp, 6.13%, Series E	12,265,012
205,673	People’s United Financial, Inc., 5.63%, Series A	5,491,469
122,915	PNC Financial Services Group, Inc. (The), 5.38%, Series Q(b)	3,060,583
1,607,507	PNC Financial Services Group, Inc. (The), 6.13%, Series P(b)	42,357,809
414,223	Regions Financial Corp., 6.38%, Series A	10,479,842
461,875	Regions Financial Corp., 6.38%, Series B(b)	12,202,738
444,493	U.S. Bancorp, 5.15%	10,890,079
909,449	U.S. Bancorp, 6.50%, Series F(b)	24,718,824
600,294	US Bancorp, 5.50%, Series K(b)	14,893,294
937,128	Wells Fargo & Co., 5.20%(b)	22,003,765
444,977	Wells Fargo & Co., 5.25%, Series P	10,657,199
1,116,252	Wells Fargo & Co., 5.50%, Series X(b)	27,683,050

655,091	Wells Fargo & Co., 5.63%, Series Y	$16,259,359
939,692	Wells Fargo & Co., 5.70%, Series W	23,858,780
1,688,854	Wells Fargo & Co., 5.85%, Series Q	43,116,443
535,075	Wells Fargo & Co., 6.00%, Series T(b)	13,810,286
826,228	Wells Fargo & Co., 6.00%, Series V	21,424,092
719,849	Wells Fargo & Co., 6.63%, Series R(b)	20,004,604

		896,670,084

	Capital Markets - 18.4%
532,539	Bank of New York Mellon Corp. (The), 5.20%	12,866,142
683,677	Charles Schwab Corp. (The), 5.95%, Series D(b)	17,830,296
539,779	Charles Schwab Corp. (The), 6.00%, Series C(b)	14,153,005
1,003,488	Goldman Sachs Group, Inc. (The), 5.50%, Series J(b)	25,177,514
504,485	Goldman Sachs Group, Inc. (The), 6.30%, Series N(b)	13,177,148
642,626	Goldman Sachs Group, Inc. (The), 6.38%, Series K(b)	17,003,884
909,549	Morgan Stanley, 5.85%, Series K(b)	23,093,449
845,628	Morgan Stanley, 6.38%, Series I	22,223,104
368,594	Morgan Stanley, 6.63%, Series G(b)	9,384,403
705,194	Morgan Stanley, 6.88%, Series F	19,040,238
733,776	Morgan Stanley, 7.13%, Series E(b)	20,398,973
354,060	Northern Trust Corp., 5.85%, Series C(b)	9,410,915
518,898	State Street Corp., 5.25%, Series C(b)	12,661,111
371,185	State Street Corp., 5.35%, Series G	9,398,404
812,275	State Street Corp., 5.90%, Series D	21,330,342
516,393	State Street Corp., 6.00%, Series E	13,390,071

		260,538,999

	Consumer Finance - 4.7%
443,355	Capital One Financial Corp., 5.20%, Series G	10,605,051
679,554	Capital One Financial Corp., 6.00%, Series B	17,179,125
367,348	Capital One Financial Corp., 6.00%, Series H(b)	9,382,068
438,224	Capital One Financial Corp., 6.20%, Series F(b)	11,354,384
393,827	Capital One Financial Corp., 6.25%, Series C	10,018,959
280,049	Capital One Financial Corp., 6.70%, Series D	7,225,264

		65,764,851

	Insurance - 12.4%
814,044	Aegon NV, 6.38% (Netherlands)	20,782,543
320,297	Aegon NV, 6.50% (Netherlands)	8,222,024
315,248	Allstate Corp. (The), 5.63%, Series A	7,742,491
502,561	Allstate Corp. (The), 5.63%, Series G	12,473,564
129,108	Allstate Corp. (The), 6.25%, Series F(b)	3,234,155
704,242	Allstate Corp. (The), 6.63%, Series E(b)	17,866,620
394,843	Arch Capital Group Ltd., 5.25%, Series E	8,907,658
269,228	Arch Capital Group Ltd., 5.45%, Series F	6,205,705
226,369	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	5,285,716
240,208	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	5,981,179
485,016	Axis Capital Holdings Ltd., 5.50%, Series E	11,228,120
349,631	Enstar Group Ltd., 7.00%, Series D (Bermuda)	8,894,613
293,544	Hartford Financial Services Group, Inc. (The), 6.00%, Series G	7,787,722
713,981	MetLife, Inc., 5.63%, Series E	18,035,160
291,565	PartnerRe Ltd., 7.25%, Series H (Bermuda)	7,921,821

Schedule of Investments(a)

337,435	Prudential PLC, 6.50% (United Kingdom)	$8,969,022
192,503	Prudential PLC, 6.75% (United Kingdom)(b)	5,037,804
275,752	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	6,477,415
198,109	RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)	4,679,335

		175,732,667

	Thrifts & Mortgage Finance - 0.8%
459,293	New York Community Bancorp, Inc., 6.38%, Series A	11,762,494

	Total Preferred Stocks (Cost $1,419,550,285)	1,410,469,095

	Money Market Fund - 0.0%
219,446	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $219,446)	219,446

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,419,769,731) - 99.7%	1,410,688,541

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
11,001,950	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(c)(d) (Cost $11,001,950)	11,001,950

	Total Investments in Securities (Cost $1,430,771,681) - 100.5%	1,421,690,491
	Other assets less liabilities - (0.5)%	(7,176,986)

	Net Assets - 100.0%	$1,414,513,505

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco High Yield Equity Dividend Achievers™ ETF (PEY)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Banks - 5.3%
921,387	People’s United Financial, Inc.	$15,092,319
389,485	United Bankshares, Inc.	13,776,085
149,940	Westamerica Bancorporation	9,395,240

		38,263,644

	Beverages - 2.6%
229,972	Coca-Cola Co. (The)	11,068,553
66,905	PepsiCo, Inc.	7,538,186

		18,606,739

	Capital Markets - 2.7%
1,079,021	Invesco Ltd.(b)	19,659,763

	Containers & Packaging - 1.5%
183,189	Sonoco Products Co.	10,548,023

	Distributors - 1.4%
98,665	Genuine Parts Co.	9,848,740

	Diversified Telecommunication Services - 5.1%
769,519	AT&T, Inc.	23,131,741
244,483	Verizon Communications, Inc.	13,461,234

		36,592,975

	Electric Utilities - 11.8%
173,997	Duke Energy Corp.	15,273,457
296,937	Edison International	16,916,501
325,185	OGE Energy Corp.	13,316,326
652,088	PPL Corp.	20,423,396
398,947	Southern Co. (The)	19,388,824

		85,318,504

	Energy Equipment & Services - 2.2%
288,347	Helmerich & Payne, Inc.	16,144,549

	Food Products - 5.9%
236,903	Archer-Daniels-Midland Co.	10,636,944
679,195	Flowers Foods, Inc.	13,352,974
411,132	General Mills, Inc.	18,270,706

		42,260,624

	Gas Utilities - 3.2%
161,025	Northwest Natural Holding Co.	10,080,165
431,022	South Jersey Industries, Inc.	12,835,835

		22,916,000

	Health Care Providers & Services - 1.0%
116,297	CVS Health Corp.	7,623,268

	Hotels, Restaurants & Leisure - 1.3%
56,100	Cracker Barrel Old Country Store, Inc.	9,384,408

	Household Durables - 2.1%
369,538	Leggett & Platt, Inc.	15,136,276

	Household Products - 3.3%
111,742	Kimberly-Clark Corp.	12,445,824
119,115	Procter & Gamble Co. (The)	11,491,024

		23,936,848

	Insurance - 6.5%
190,661	Axis Capital Holdings Ltd.	$10,209,897
67,154	Erie Indemnity Co., Class A	9,830,002
292,518	Mercury General Corp.	15,123,181
570,897	Old Republic International Corp.	11,503,574

		46,666,654

	IT Services - 2.8%
150,996	International Business Machines Corp.	20,296,882

	Media - 1.9%
249,129	Meredith Corp.	13,520,231

	Metals & Mining - 3.1%
430,854	Compass Minerals International, Inc.	22,512,122

	Multi-line Retail - 1.9%
187,499	Target Corp.	13,687,427

	Multi-Utilities - 10.5%
164,859	Black Hills Corp.	11,192,278
531,262	CenterPoint Energy, Inc.	16,426,621
165,950	Consolidated Edison, Inc.	12,886,017
169,041	Dominion Energy, Inc.	11,873,440
422,171	MDU Resources Group, Inc.	10,854,016
199,161	NorthWestern Corp.	12,728,380

		75,960,752

	Oil, Gas & Consumable Fuels - 8.9%
118,648	Chevron Corp.	13,602,993
191,488	Exxon Mobil Corp.	14,032,241
234,979	Occidental Petroleum Corp.	15,691,898
322,898	ONEOK, Inc.	20,733,280

		64,060,412

	Road & Rail - 4.0%
498,074	Ryder System, Inc.	28,843,465

	Semiconductors & Semiconductor Equipment - 1.4%
199,693	QUALCOMM, Inc.	9,888,797

	Specialty Retail - 1.5%
196,145	Williams-Sonoma, Inc.(c)	10,676,172

	Tobacco - 8.0%
357,225	Altria Group, Inc.	17,629,054
242,364	Universal Corp.	13,984,403
2,354,453	Vector Group Ltd.	25,898,983

		57,512,440

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $734,950,713) - 99.9%	719,865,715

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
7,475,973	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $7,475,973)	7,475,973

	Total Investments in Securities (Cost $742,426,686) - 101.0%	727,341,688
	Other assets less liabilities - (1.0)%	(6,886,130)

	Net Assets - 100.0%	$720,455,558

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2019.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco Ltd.	$12,024,665	$16,164,013	$(1,514,355)	$(6,911,902)	$(102,658)	$19,659,763	$549,285

(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco International Dividend Achievers™ ETF (PID)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.5%
	Argentina - 0.8%
159,362	Grupo Financiero Galicia SA, Class B ADR	$5,818,307

	Brazil - 2.0%
926,281	Ultrapar Participacoes SA ADR	14,616,714

	Canada - 41.6%
1,460,157	Algonquin Power & Utilities Corp.(a)	16,120,133
177,957	Bank of Montreal(a)	13,024,673
288,543	Bank of Nova Scotia (The)	16,429,638
418,761	BCE, Inc.	18,216,104
104,267	Brookfield Asset Management, Inc., Class A	4,488,694
431,758	Brookfield Infrastructure Partners LP(a)	16,907,643
232,031	CAE, Inc.	4,935,299
195,028	Canadian Imperial Bank of Commerce	16,536,424
62,128	Canadian National Railway Co.	5,188,931
521,014	Canadian Natural Resources Ltd.	13,994,436
649,695	Enbridge, Inc.	23,791,831
371,221	Fortis, Inc.(a)	13,245,165
66,238	Franco-Nevada Corp.(a)	5,142,718
139,001	Gildan Activewear, Inc., Class A	4,709,354
210,317	Imperial Oil Ltd.	5,991,931
177,589	Magna International, Inc.	9,396,234
140,432	Methanex Corp.	7,663,374
509,382	Pembina Pipeline Corp.	18,144,187
193,628	Ritchie Bros. Auctioneers, Inc.	6,962,863
183,247	Royal Bank of Canada(a)	13,959,757
354,352	Suncor Energy, Inc.	11,452,657
411,897	TELUS Corp.(a)	14,428,752
201,578	Thomson Reuters Corp.	10,550,593
222,796	Toronto-Dominion Bank (The)	12,545,643
415,660	TransCanada Corp.	17,673,863

		301,500,897

	Colombia - 1.8%
285,898	Bancolombia SA ADR	12,751,051

	France - 1.7%
291,325	Sanofi ADR	12,658,071

	Germany - 1.4%
124,902	Fresenius Medical Care AG & Co. KGaA ADR(a)	4,588,900
51,508	SAP SE ADR	5,326,957

		9,915,857

	India - 2.0%
18,427	HDFC Bank Ltd. ADR	1,809,900
843,012	Infosys Ltd. ADR	9,104,529
188,709	Larsen & Toubro Ltd. GDR(b)	3,472,246

		14,386,675

	Mexico - 5.7%
605,145	America Movil SAB de CV, Class L ADR	9,712,577
353,008	Grupo Aeroportuario del Pacifico SAB de CV ADR	31,820,141

		41,532,718

	Netherlands - 0.5%
19,258	ASML Holding NV, New York Shares	$3,370,728

	Russia - 7.1%
220,135	LUKOIL PJSC ADR	17,654,827
31,254	Novatek PJSC GDR(b)	5,735,109
1,191,148	Novolipetsk Steel PJSC GDR(b)	27,872,863

		51,262,799

	South Korea - 1.8%
12,977	Samsung Electronics Co. Ltd. GDR(b)	13,353,333

	Switzerland - 3.2%
655,722	ABB Ltd. ADR(a)	12,557,076
117,280	Novartis AG ADR	10,264,346

		22,821,422

	Taiwan - 3.2%
2,463,402	HON HAI Precision Industry Co. Ltd. GDR(b)	11,122,260
310,460	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,679,505

		22,801,765

	United Kingdom - 23.7%
692,873	British American Tobacco PLC ADR	24,444,560
1,216,315	BT Group PLC ADR(a)	18,560,967
56,231	Diageo PLC ADR	8,583,662
113,048	Intercontinental Hotels Group PLC ADR(a)	6,524,000
809,100	Micro Focus International PLC ADR	15,453,810
365,672	National Grid PLC ADR	19,925,467
274,593	Prudential PLC ADR	10,829,948
403,449	Relx PLC ADR(a)	8,948,499
198,273	Unilever NV, New York Shares	10,609,588
1,260,851	Vodafone Group PLC ADR	22,997,922
436,477	WPP PLC ADR(a)	25,010,132

		171,888,555

	United States - 3.0%
77,029	Amdocs Ltd.	4,304,381
19,140	Aon PLC	2,990,242
150,489	Pentair PLC	6,198,642
30,675	STERIS PLC	3,498,790
30,664	Willis Towers Watson PLC	4,991,793

		21,983,848

	Total Common Stocks & Other Equity Interests (Cost $703,959,827)	720,662,740

	Money Market Fund - 0.1%
598,737	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $598,737)	598,737

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $704,558,564) - 99.6%	721,261,477

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.5%
47,345,495	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(c)(d) (Cost $47,345,495)	47,345,495

Schedule of Investments(a)

Total Investments in Securities (Cost $751,904,059) - 106.1%	$768,606,972
Other assets less liabilities - (6.1)%	(44,201,933)

Net Assets - 100.0%	$724,405,039

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2019 was $61,555,811, which represented 8.50% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Biotechnology & Genome ETF (PBE)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 80.4%
380,532	Acorda Therapeutics, Inc.(b)	$6,328,247
214,270	Alkermes PLC(b)	7,043,055
69,397	Amgen, Inc.	12,984,873
42,998	Biogen, Inc.(b)	14,351,872
106,911	Emergent BioSolutions, Inc.(b)	6,670,177
92,714	Enanta Pharmaceuticals, Inc.(b)	7,364,273
389,631	Exelixis, Inc.(b)	9,183,603
181,261	FibroGen, Inc.(b)	10,286,562
99,225	Genomic Health, Inc.(b)	7,522,247
201,515	Gilead Sciences, Inc.	14,108,065
482,984	Halozyme Therapeutics, Inc.(b)	7,814,681
54,860	Loxo Oncology, Inc.(b)	12,870,156
239,006	Myriad Genetics, Inc.(b)	6,737,579
161,940	Neurocrine Biosciences, Inc.(b)	14,286,347
2,110,229	OPKO Health, Inc.(b)(c)	7,765,643
216,570	PTC Therapeutics, Inc.(b)	6,741,824
39,058	Regeneron Pharmaceuticals, Inc.(b)	16,766,428
122,699	REGENXBIO, Inc.(b)	5,393,848
116,238	Repligen Corp.(b)	6,626,728
642,628	Sangamo Therapeutics, Inc.(b)	7,512,321
180,791	Spark Therapeutics, Inc.(b)(c)	8,645,426
65,310	United Therapeutics Corp.(b)	7,532,202
311,009	Vanda Pharmaceuticals, Inc.(b)	8,437,674
78,260	Vertex Pharmaceuticals, Inc.(b)	14,940,617

		227,914,448

	Health Care Equipment - 2.7%
250,659	Cardiovascular Systems, Inc.(b)	7,803,015

	Life Sciences Tools & Services - 12.2%
47,175	Bio-Techne Corp.	8,230,151
41,555	Illumina, Inc.(b)	11,626,673
398,400	QIAGEN NV(b)	14,752,752

		34,609,576

	Pharmaceuticals - 4.7%
193,339	Catalent, Inc.(b)	7,140,009
165,803	WaVe Life Sciences Ltd.(b)	6,176,162

		13,316,171

	Total Common Stocks (Cost $267,697,153)	283,643,210

	Money Market Fund - 0.1%
168,898	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $168,898)	168,898

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost $267,866,051) - 100.1%	283,812,108

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.9%
5,358,287	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $5,358,287)	5,358,287

Total Investments in Securities (Cost $273,224,338) - 102.0%	$289,170,395
Other assets less liabilities - (2.0)%	(5,660,960)

Net Assets - 100.0%	$283,509,435

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Building & Construction ETF (PKB)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Products - 21.1%
121,966	Advanced Drainage Systems, Inc.	$3,110,133
92,072	Apogee Enterprises, Inc.	3,136,893
49,368	Armstrong World Industries, Inc.	3,358,999
247,202	Builders FirstSource, Inc.(b)	3,268,010
116,434	Continental Building Products, Inc.(b)	3,066,872
93,637	Gibraltar Industries, Inc.(b)	3,338,159
297,937	NCI Building Systems, Inc.(b)	2,431,166
57,305	Simpson Manufacturing Co., Inc.	3,517,381

		25,227,613

	Construction & Engineering - 13.1%
45,728	EMCOR Group, Inc.	2,982,837
93,221	Jacobs Engineering Group, Inc.	6,040,721
45,784	NV5 Global, Inc.(b)	3,240,134
96,280	Quanta Services, Inc.	3,402,535

		15,666,227

	Construction Machinery & Heavy Trucks - 3.0%
47,570	Oshkosh Corp.	3,570,129

	Construction Materials - 12.3%
30,832	Martin Marietta Materials, Inc.	5,447,398
224,870	Summit Materials, Inc., Class A(b)(c)	3,431,516
56,754	Vulcan Materials Co.	5,769,044

		14,647,958

	Distributors - 2.6%
20,640	Pool Corp.	3,094,142

	Environmental & Facilities Services - 2.5%
54,396	Tetra Tech, Inc.	3,002,115

	Forest Products - 5.8%
122,597	Boise Cascade Co.	3,367,740
143,917	Louisiana-Pacific Corp.	3,508,696

		6,876,436

	Home Improvement Retail - 10.6%
34,542	Home Depot, Inc. (The)	6,339,493
65,111	Lowe’s Cos., Inc.	6,261,074

		12,600,567

	Homebuilding - 13.7%
111,794	MDC Holdings, Inc.	3,681,376
2,452	NVR, Inc.(b)	6,522,320
123,832	PulteGroup, Inc.	3,443,768
149,377	Skyline Champion Corp.	2,697,749

		16,345,213

	Industrial Machinery - 7.9%
97,015	Columbus McKinnon Corp.	3,511,943
58,708	Ingersoll-Rand PLC	5,873,148

		9,385,091

	Specialty Stores - 4.6%
64,106	Tractor Supply Co.	5,474,652

	Trading Companies & Distributors - 2.8%
194,941	BMC Stock Holdings, Inc.(b)	3,345,188

	Total Common Stocks (Cost $128,955,097)	119,235,331

	Money Market Fund - 0.1%
178,706	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $178,706)	$178,706

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $129,133,803) - 100.1%	119,414,037

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.2%
160,007	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $160,007)	160,007

	Total Investments in Securities (Cost $129,293,810) - 100.3%	119,574,044
	Other assets less liabilities - (0.3)%	(359,895)

	Net Assets - 100.0%	$119,214,149

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Energy Exploration & Production ETF (PXE)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Gas Utilities - 3.3%
24,819	National Fuel Gas Co.	$1,422,129

	Integrated Oil & Gas - 5.2%
34,253	Occidental Petroleum Corp.	2,287,415

	Oil & Gas Drilling - 2.3%
62,998	Unit Corp.(b)	1,005,448

	Oil & Gas Exploration & Production - 63.6%
45,231	Anadarko Petroleum Corp.	2,140,783
98,282	Antero Resources Corp.(b)	988,717
74,850	Carrizo Oil & Gas, Inc.(b)	919,158
96,142	CNX Resources Corp.(b)	1,167,164
36,323	ConocoPhillips	2,458,704
52,392	Continental Resources, Inc.(b)	2,418,939
573,525	Denbury Resources, Inc.(b)	1,164,256
70,470	EQT Corp.	1,372,051
221,546	Extraction Oil & Gas, Inc.(b)	872,891
86,989	Geopark Ltd. (Colombia)(b)	1,479,683
507,603	Gran Tierra Energy, Inc. (Colombia)(b)	1,203,019
154,411	Gulfport Energy Corp.(b)	1,295,508
293,107	Laredo Petroleum, Inc.(b)	1,113,807
146,760	Marathon Oil Corp.	2,317,340
41,531	Murphy Oil Corp.	1,135,873
75,489	Newfield Exploration Co.(b)	1,379,939
176,411	Oasis Petroleum, Inc.(b)	1,061,994
89,336	Range Resources Corp.	985,376
269,277	Southwestern Energy Co.(b)	1,176,741
229,211	W&T Offshore, Inc.(b)	1,155,223

		27,807,166

	Oil & Gas Refining & Marketing - 25.6%
33,322	Delek US Holdings, Inc.	1,083,298
21,480	HollyFrontier Corp.	1,210,183
37,425	Marathon Petroleum Corp.	2,479,781
34,180	PBF Energy, Inc., Class A	1,251,672
26,208	Phillips 66	2,500,505
30,564	Valero Energy Corp.	2,684,130

		11,209,569

	Total Investments in Securities (Cost $57,750,630) - 100.0%	43,731,727
	Other assets less liabilities - (0.0)%	(631)

	Net Assets - 100.0%	$43,731,096

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Food & Beverage ETF (PBJ)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Agricultural Products - 5.1%
77,183	Archer-Daniels-Midland Co.	$3,465,517

	Brewers - 2.5%
6,866	Boston Beer Co., Inc. (The), Class A(b)	1,710,732

	Distillers & Vintners - 4.7%
18,111	Constellation Brands, Inc., Class A	3,145,156

	Food Distributors - 17.8%
58,050	Andersons, Inc. (The)	2,034,653
50,741	Chefs’ Warehouse, Inc. (The)(b)	1,629,801
55,537	Performance Food Group Co.(b)	1,897,144
52,612	Sysco Corp.	3,359,276
85,842	United Natural Foods, Inc.(b)	1,124,530
59,620	US Foods Holding Corp.(b)	2,010,386

		12,055,790

	Food Retail - 10.4%
117,046	Kroger Co. (The)	3,315,913
71,708	Sprouts Farmers Market, Inc.(b)	1,719,558
40,883	Weis Markets, Inc.	1,983,643

		7,019,114

	Packaged Foods & Meats - 32.3%
41,765	Cal-Maine Foods, Inc.	1,761,648
60,064	Conagra Brands, Inc.	1,299,785
98,190	Flowers Foods, Inc.	1,930,415
59,511	Freshpet, Inc.(b)	2,140,611
42,852	Hormel Foods Corp.	1,813,496
25,259	Lamb Weston Holdings, Inc.	1,826,226
10,699	Lancaster Colony Corp.	1,701,890
13,006	McCormick & Co., Inc.	1,608,062
79,800	Mondelez International, Inc., Class A	3,691,548
20,444	Post Holdings, Inc.(b)	1,897,612
36,906	TreeHouse Foods, Inc.(b)	2,153,834

		21,825,127

	Restaurants - 16.0%
36,399	Shake Shack, Inc., Class A(b)	1,738,416
53,132	Starbucks Corp.	3,620,415
107,324	Wendy’s Co. (The)	1,858,852
38,683	Yum! Brands, Inc.	3,635,428

		10,853,111

	Soft Drinks - 11.1%
9,317	Coca-Cola Consolidated, Inc.	2,010,609
39,776	Coca-Cola European Partners PLC (United Kingdom)	1,892,542
131,709	Keurig Dr Pepper, Inc.	3,585,119

		7,488,270

	Total Common Stocks (Cost $65,670,169)	67,562,817

	Money Market Fund - 0.3%
173,898	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $173,898)	173,898

	Total Investments in Securities (Cost $65,844,067) - 100.2%	67,736,715
	Other assets less liabilities - (0.2)%	(108,261)

	Net Assets - 100.0%	$67,628,454

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Leisure and Entertainment ETF (PEJ)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Airlines - 4.9%
50,808	United Continental Holdings, Inc.(b)	$4,434,014

	Broadcasting - 12.5%
43,812	AMC Networks, Inc., Class A(b)	2,757,528
87,272	CBS Corp., Class B	4,316,473
152,724	Discovery, Inc., Class A(b)	4,334,307

		11,408,308

	Cable & Satellite - 2.3%
95,536	MSG Networks, Inc., Class A(b)	2,140,006

	Casinos & Gaming - 2.9%
28,476	Churchill Downs, Inc.	2,619,222

	Food Distributors - 5.8%
75,498	Performance Food Group Co.(b)	2,579,012
81,049	US Foods Holding Corp.(b)	2,732,972

		5,311,984

	Hotels, Resorts & Cruise Lines - 3.9%
143,121	Belmond Ltd., Class A (United Kingdom)(b)	3,566,575

	Interactive Media & Services - 5.2%
140,604	Liberty TripAdvisor Holdings, Inc., Series A(b)	2,342,463
41,474	TripAdvisor, Inc.(b)	2,379,778

		4,722,241

	Leisure Facilities - 3.0%
47,065	Planet Fitness, Inc., Class A(b)	2,726,005

	Movies & Entertainment - 28.2%
188,745	AMC Entertainment Holdings, Inc., Class A(c)	2,765,114
67,630	Cinemark Holdings, Inc.	2,767,420
47,129	Live Nation Entertainment, Inc.(b)	2,521,873
61,169	Marcus Corp. (The)	2,726,302
97,534	Twenty-First Century Fox, Inc., Class A	4,809,401
82,267	Viacom, Inc., Class B	2,420,295
41,431	Walt Disney Co. (The)	4,620,385
36,558	World Wrestling Entertainment, Inc., Class A	3,010,186

		25,640,976

	Restaurants - 31.3%
47,575	BJ’s Restaurants, Inc.	2,370,662
129,358	Bloomin’ Brands, Inc.	2,384,068
49,267	Brinker International, Inc.	1,996,299
35,846	Dunkin’ Brands Group, Inc.	2,451,508
25,520	McDonald’s Corp.	4,562,466
49,479	Shake Shack, Inc., Class A(b)	2,363,117
72,227	Starbucks Corp.	4,921,548
145,900	Wendy’s Co. (The)	2,526,988
52,588	Yum! Brands, Inc.	4,942,220

		28,518,876

	Total Common Stocks (Cost $91,534,387)	91,088,207

	Money Market Fund - 0.2%
140,009	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $140,009)	140,009

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $91,674,396) - 100.2%	$91,228,216

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.7%
2,463,118	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $2,463,118)	2,463,118

	Total Investments in Securities (Cost $94,137,514) - 102.9%	93,691,334
	Other assets less liabilities - (2.9)%	(2,639,473)

	Net Assets - 100.0%	$91,051,861

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Media ETF (PBS)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Advertising - 5.3%
64,229	Interpublic Group of Cos., Inc. (The)	$1,461,210
20,264	Omnicom Group, Inc.	1,578,160

		3,039,370

	Broadcasting - 26.3%
26,006	AMC Networks, Inc., Class A(b)	1,636,818
51,803	CBS Corp., Class B	2,562,177
49,447	Discovery, Inc., Class A(b)	1,403,306
88,612	E.W. Scripps Co. (The), Class A	1,664,133
86,265	Gray Television, Inc.(b)	1,441,488
19,330	Nexstar Media Group, Inc., Class A	1,613,475
50,062	Sinclair Broadcast Group, Inc., Class A	1,542,410
115,593	TEGNA, Inc.	1,357,062
39,207	Tribune Media Co., Class A	1,799,993

		15,020,862

	Cable & Satellite - 6.9%
56,708	MSG Networks, Inc., Class A(b)	1,270,259
453,687	Sirius XM Holdings, Inc.(c)	2,644,995

		3,915,254

	Interactive Media & Services - 29.1%
2,619	Alphabet, Inc., Class A(b)	2,948,706
88,410	ANGI Homeservices, Inc., Class A(b)(c)	1,502,970
20,677	Facebook, Inc., Class A(b)	3,446,649
8,676	IAC/InterActiveCorp.(b)	1,833,065
39,745	Match Group, Inc.(c)	2,125,960
91,606	Twitter, Inc.(b)	3,074,298
46,217	Yelp, Inc.(b)	1,683,223

		16,614,871

	Movies & Entertainment - 24.2%
53,197	Liberty Media Corp.-Liberty Formula One, Class A(b)	1,627,828
9,930	Netflix, Inc.(b)	3,371,235
57,890	Twenty-First Century Fox, Inc., Class A	2,854,556
48,830	Viacom, Inc., Class B	1,436,579
24,589	Walt Disney Co. (The)	2,742,165
21,697	World Wrestling Entertainment, Inc., Class A	1,786,531

		13,818,894

	Publishing - 8.1%
150,095	Gannett Co., Inc.	1,664,554
118,393	News Corp., Class A	1,518,982
34,104	Scholastic Corp.	1,421,796

		4,605,332

	Total Common Stocks (Cost $55,214,523)	57,014,583

	Money Market Fund - 0.3%
148,727	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $148,727)	148,727

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $55,363,250) - 100.2%	57,163,310

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 8.4%
4,804,925	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $4,804,925)	$4,804,925

	Total Investments in Securities (Cost $60,168,175) - 108.6%	61,968,235
	Other assets less liabilities - (8.6)%	(4,908,489)

	Net Assets - 100.0%	$57,059,746

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Networking ETF (PXQ)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Application Software - 5.9%
13,489	Citrix Systems, Inc.	$1,383,162
17,404	New Relic, Inc.(b)	1,769,117

		3,152,279

	Communications Equipment - 29.2%
45,903	Ciena Corp.(b)	1,748,445
57,703	Cisco Systems, Inc.	2,728,775
8,586	F5 Networks, Inc.(b)	1,381,917
20,065	InterDigital, Inc.	1,460,933
52,116	Juniper Networks, Inc.	1,351,889
20,604	Motorola Solutions, Inc.	2,408,814
55,806	NetScout Systems, Inc.(b)	1,447,049
65,988	Radware Ltd. (Israel)(b)	1,597,569
13,477	Ubiquiti Networks, Inc.(c)	1,458,346

		15,583,737

	Consumer Electronics - 2.9%
22,583	Garmin Ltd.	1,562,292

	Electronic Components - 5.2%
31,395	Amphenol Corp., Class A	2,760,248

	Semiconductors - 7.1%
37,636	Inphi Corp.(b)	1,484,364
47,009	QUALCOMM, Inc.	2,327,886

		3,812,250

	Systems Software - 45.0%
24,748	Check Point Software Technologies Ltd. (Israel)(b)	2,769,796
20,723	CyberArk Software Ltd. (Israel)(b)	1,818,650
75,063	FireEye, Inc.(b)	1,327,114
20,162	Fortinet, Inc.(b)	1,543,804
15,517	Palo Alto Networks, Inc.(b)	3,333,362
19,308	Qualys, Inc.(b)	1,670,721
47,910	Rapid7, Inc.(b)	1,925,024
59,912	SailPoint Technologies Holding, Inc.(b)	1,710,488
82,049	SecureWorks Corp., Class A(b)(c)	1,880,563
51,256	Tenable Holdings, Inc.(b)	1,418,766
25,814	Varonis Systems, Inc.(b)	1,525,091
20,364	VMware, Inc., Class A	3,076,390

		23,999,769

	Technology Hardware, Storage & Peripherals - 4.7%
15,214	Apple, Inc.	2,532,218

	Total Common Stocks (Cost $49,486,819)	53,402,793

	Money Market Fund - 0.2%
83,231	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $83,231)	83,231

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $49,570,050) - 100.2%	53,486,024

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.6%
2,985,133	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $2,985,133)	$2,985,133

	Total Investments in Securities (Cost $52,555,183) - 105.8%	56,471,157
	Other assets less liabilities - (5.8)%	(3,103,813)

	Net Assets - 100.0%	$53,367,344

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

Israel	11.6%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Oil & Gas Services ETF (PXJ)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Oil & Gas Drilling - 22.5%
43,378	Diamond Offshore Drilling, Inc.(b)	$474,121
91,341	Ensco PLC, Class A(c)	401,900
16,842	Helmerich & Payne, Inc.	942,984
128,841	Noble Corp. PLC(b)	425,175
38,110	Patterson-UTI Energy, Inc.	462,274
39,840	Rowan Cos. PLC, Class A(b)	485,650
104,875	Transocean Ltd.(b)	898,779

		4,090,883

	Oil & Gas Equipment & Services - 77.6%
54,965	Archrock, Inc.	518,870
44,564	Baker Hughes a GE Co.	1,050,373
31,665	C&J Energy Services, Inc.(b)	508,856
19,364	Cactus, Inc., Class A(b)	635,526
12,424	Core Laboratories NV(c)	838,123
14,002	Dril-Quip, Inc.(b)	524,235
80,827	Forum Energy Technologies, Inc.(b)	396,861
54,539	FTS International, Inc.(b)	444,493
32,294	Halliburton Co.	1,012,740
68,673	Helix Energy Solutions Group, Inc.(b)	469,037
50,381	Keane Group, Inc.(b)	507,840
32,173	Liberty Oilfield Services, Inc., Class A(c)	489,351
22,398	Mammoth Energy Services, Inc.	495,668
64,347	McDermott International, Inc.(b)	567,540
31,466	National Oilwell Varco, Inc.	927,618
24,900	Oil States International, Inc.(b)	428,778
32,377	ProPetro Holding Corp.(b)	529,040
40,010	RPC, Inc.(c)	431,708
22,437	Schlumberger Ltd.	991,940
56,514	Select Energy Services, Inc., Class A(b)	480,369
95,535	Superior Energy Services, Inc.(b)	373,542
43,473	TechnipFMC PLC (United Kingdom)	998,140
23,357	Tidewater, Inc.(b)	502,643

		14,123,291

	Total Common Stocks (Cost $24,850,765)	18,214,174

	Money Market Fund - 0.5%
99,769	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $99,769)	99,769

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $24,950,534) - 100.6%	18,313,943

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 9.7%
1,768,082	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $1,768,082)	1,768,082

	Total Investments in Securities (Cost $26,718,616) - 110.3%	20,082,025
	Other assets less liabilities - (10.3)%	(1,872,908)

	Net Assets - 100.0%	$18,209,117

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Pharmaceuticals ETF (PJP)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 40.1%
275,764	AbbVie, Inc.	$22,141,092
670,843	Acorda Therapeutics, Inc.(b)(c)	11,156,119
109,489	Alexion Pharmaceuticals, Inc.(c)	13,462,767
122,508	Amgen, Inc.	22,922,472
41,419	Biogen, Inc.(c)	13,824,834
192,809	Celgene Corp.(c)	17,055,884
188,473	Emergent BioSolutions, Inc.(c)	11,758,830
163,448	Enanta Pharmaceuticals, Inc.(c)	12,982,675
355,756	Gilead Sciences, Inc.	24,906,478
82,031	Ligand Pharmaceuticals, Inc.(b)(c)	9,687,861
37,618	Regeneron Pharmaceuticals, Inc.(c)	16,148,279
115,262	United Therapeutics Corp.(c)	13,293,166

		189,340,457

	Health Care Equipment - 5.2%
338,436	Abbott Laboratories	24,699,059

	Pharmaceuticals - 54.7%
86,989	Allergan PLC	12,524,676
664,398	Amphastar Pharmaceuticals, Inc.(c)	15,121,699
569,309	Bausch Health Cos., Inc.(c)	13,976,536
260,595	Bristol-Myers Squibb Co.	12,865,575
957,276	Corcept Therapeutics, Inc.(b)(c)	10,702,346
211,897	Eli Lilly & Co.	25,397,974
1,111,454	Endo International PLC(c)	10,836,677
663,401	Horizon Pharma PLC(c)	14,256,488
759,924	Innoviva, Inc.(c)	12,994,700
91,538	Jazz Pharmaceuticals PLC(c)	11,523,719
170,013	Johnson & Johnson	22,625,330
318,235	Merck & Co., Inc.	23,686,231
396,714	Mylan NV(c)	11,881,584
281,279	Pacira Pharmaceuticals, Inc.(c)	11,442,430
544,800	Pfizer, Inc.	23,126,760
301,765	Supernus Pharmaceuticals, Inc.(c)	11,506,299
147,733	Taro Pharmaceutical Industries Ltd.	14,055,318

		258,524,342

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $441,109,342) - 100.0%	472,563,858

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.3%
15,652,610	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $15,652,610)	15,652,610

	Total Investments in Securities (Cost $456,761,952) - 103.3%	488,216,468
	Other assets less liabilities - (3.3)%	(15,576,644)

	Net Assets - 100.0%	$472,639,824

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)	Non-income producing security.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Retail ETF (PMR)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Apparel Retail - 15.6%
1,188	Burlington Stores, Inc.(b)	$203,991
7,266	DSW, Inc., Class A	197,999
3,616	Foot Locker, Inc.	202,098
4,271	Ross Stores, Inc.	393,445
8,970	Tailored Brands, Inc.(c)	113,291

		1,110,824

	Automotive Retail - 15.7%
1,126	Advance Auto Parts, Inc.	179,259
2,898	Asbury Automotive Group, Inc.(b)	204,744
445	AutoZone, Inc.(b)	377,066
1,034	O’Reilly Automotive, Inc.(b)	356,379

		1,117,448

	Computer & Electronics Retail - 3.3%
13,667	Rent-A-Center, Inc.(b)	239,172

	Department Stores - 7.6%
2,984	Kohl’s Corp.	204,971
5,934	Macy’s, Inc.	156,064
3,829	Nordstrom, Inc.	177,704

		538,739

	Distributors - 2.7%
1,942	Genuine Parts Co.	193,850

	Food Retail - 10.2%
12,091	Kroger Co. (The)	342,538
7,407	Sprouts Farmers Market, Inc.(b)	177,620
4,223	Weis Markets, Inc.	204,900

		725,058

	Forest Products - 2.9%
7,416	Boise Cascade Co.	203,718

	General Merchandise Stores - 7.8%
3,310	Dollar General Corp.	382,073
2,230	Ollie’s Bargain Outlet Holdings, Inc.(b)	174,319

		556,392

	Home Improvement Retail - 5.4%
2,090	Home Depot, Inc. (The)	383,578

	Homefurnishing Retail - 3.0%
4,213	Aaron’s, Inc.	210,903

	Hypermarkets & Super Centers - 12.4%
1,590	Costco Wholesale Corp.	341,262
3,014	PriceSmart, Inc.	184,608
3,774	Walmart, Inc.	361,662

		887,532

	Internet & Direct Marketing Retail - 2.9%
3,792	Etsy, Inc.(b)	207,233

	Specialty Stores - 7.8%
5,638	Dick’s Sporting Goods, Inc.	199,078
60,859	Office Depot, Inc.	179,534
2,114	Tractor Supply Co.	180,535

		559,147

	Trading Companies & Distributors - 2.8%
11,792	BMC Stock Holdings, Inc.(b)	202,351

	Total Common Stocks (Cost $7,158,134)	7,135,945

	Money Market Fund - 1.1%
78,139	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $78,139)	$78,139

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $7,236,273) - 101.2%	7,214,084

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.0%
2,602	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $2,602)	2,602

	Total Investments in Securities (Cost $7,238,875) - 101.2%	7,216,686
	Other assets less liabilities - (1.2)%	(84,642)

	Net Assets - 100.0%	$7,132,044

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Semiconductors ETF (PSI)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electronic Components - 5.3%
294,583	Knowles Corp.(b)	$4,595,495
214,885	Vishay Intertechnology, Inc.	4,190,257

		8,785,752

	Semiconductor Equipment - 19.0%
653,608	Amkor Technology, Inc.(b)	5,228,864
231,784	Cohu, Inc.	4,065,491
273,150	FormFactor, Inc.(b)	4,102,713
45,426	KLA-Tencor Corp.	4,841,049
205,531	Kulicke & Soffa Industries, Inc. (Singapore)	4,630,613
137,818	Nanometrics, Inc.(b)	4,215,853
124,182	Teradyne, Inc.	4,469,310

		31,553,893

	Semiconductors - 75.7%
204,958	Advanced Micro Devices, Inc.(b)	5,003,025
89,949	Analog Devices, Inc.	8,892,358
34,152	Broadcom, Inc.	9,161,274
117,752	Cirrus Logic, Inc.(b)	4,374,487
95,568	Cree, Inc.(b)	4,819,494
317,357	Cypress Semiconductor Corp.	4,401,742
128,996	Diodes, Inc.(b)	4,338,136
110,942	Inphi Corp.(b)	4,375,552
91,621	Integrated Device Technology, Inc.(b)	4,475,686
168,812	Intel Corp.	7,954,421
79,367	Maxim Integrated Products, Inc.	4,307,247
212,411	Micron Technology, Inc.(b)	8,118,348
33,945	Monolithic Power Systems, Inc.	4,296,079
97,121	NXP Semiconductors NV (Netherlands)	8,452,441
237,417	ON Semiconductor Corp.(b)	4,757,837
138,575	QUALCOMM, Inc.	6,862,234
84,779	Semtech Corp.(b)	4,116,868
50,759	Silicon Laboratories, Inc.(b)	3,883,064
114,442	Synaptics, Inc.(b)	4,554,792
82,647	Texas Instruments, Inc.	8,320,900
88,294	Xilinx, Inc.	9,883,630

		125,349,615

	Total Common Stocks (Cost $164,925,048)	165,689,260

	Money Market Fund - 0.1%
164,709	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $164,709)	164,709

	Total Investments in Securities (Cost $165,089,757) - 100.1%	165,853,969
	Other assets less liabilities - (0.1)%	(200,770)

	Net Assets - 100.0%	$165,653,199

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Dynamic Software ETF (PSJ)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Alternative Carriers - 2.7%
169,768	Bandwidth, Inc., Class A(b)	$7,826,305

	Application Software - 43.0%
55,815	Adobe, Inc.(b)	13,832,073
152,158	Alarm.com Holdings, Inc.(b)	9,575,303
242,130	Altair Engineering, Inc., Class A(b)	7,840,169
138,084	Bottomline Technologies (DE), Inc.(b)	7,132,039
125,865	Citrix Systems, Inc.	12,906,197
121,008	Coupa Software, Inc.(b)	10,522,856
39,821	Fair Isaac Corp.(b)	8,967,689
56,530	HubSpot, Inc.(b)	8,949,264
66,469	Intuit, Inc.	14,345,340
153,171	Manhattan Associates, Inc.(b)	7,470,150
170,034	SendGrid, Inc.(b)	9,195,439
89,831	SPS Commerce, Inc.(b)	7,964,416
53,856	Trade Desk, Inc. (The), Class A(b)	7,684,174

		126,385,109

	Asset Management & Custody Banks - 2.5%
252,700	Blucora, Inc.(b)	7,457,177

	Cable & Satellite - 4.7%
163,585	Liberty Broadband Corp., Class A(b)	13,867,100

	Communications Equipment - 2.5%
102,121	InterDigital, Inc.	7,435,430

	Data Processing & Outsourced Services - 2.3%
291,226	Sabre Corp.	6,692,374

	Health Care Technology - 5.3%
309,911	HealthStream, Inc.	7,797,361
441,931	NextGen Healthcare, Inc.(b)	7,813,340

		15,610,701

	Interactive Home Entertainment - 20.3%
264,519	Activision Blizzard, Inc.	12,495,878
160,934	Electronic Arts, Inc.(b)	14,844,552
1,036,000	Glu Mobile, Inc.(b)	10,090,640
124,235	Take-Two Interactive Software, Inc.(b)	13,113,004
2,083,386	Zynga, Inc., Class A(b)	9,333,569

		59,877,643

	Internet Services & Infrastructure - 3.1%
82,009	Twilio, Inc., Class A(b)	9,129,242

	Systems Software - 13.6%
105,473	CyberArk Software Ltd. (Israel)(b)	9,256,311
126,168	Microsoft Corp.	13,175,724
417,595	SecureWorks Corp., Class A(b)(c)	9,571,277
62,017	Tableau Software, Inc., Class A(b)	7,928,253

		39,931,565

	Total Common Stocks (Cost $268,341,157)	294,212,646

	Money Market Fund - 0.1%
198,836	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $198,836)	198,836

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $268,539,993) - 100.1%	$294,411,482

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.4%
1,341,027	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $1,341,027)	1,341,027

	Total Investments in Securities (Cost $269,881,020) - 100.5%	295,752,509
	Other assets less liabilities - (0.5)%	(1,600,400)

	Net Assets - 100.0%	$294,152,109

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Basic Materials Momentum ETF (PYZ)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.1%
	Aluminum - 1.7%
12,123	Kaiser Aluminum Corp.	$1,216,785

	Commodity Chemicals - 9.1%
81,530	Kronos Worldwide, Inc.	1,073,750
28,102	LyondellBasell Industries NV, Class A	2,444,031
60,494	Olin Corp.	1,428,263
19,610	Westlake Chemical Corp.	1,449,179

		6,395,223

	Diversified Chemicals - 8.5%
41,836	DowDuPont, Inc.	2,251,195
24,912	Eastman Chemical Co.	2,008,406
76,563	Huntsman Corp.	1,682,089

		5,941,690

	Diversified Metals & Mining - 1.3%
19,304	Materion Corp.	905,937

	Fertilizers & Agricultural Chemicals - 9.1%
53,084	CF Industries Holdings, Inc.	2,317,117
32,703	FMC Corp.	2,609,699
45,347	Mosaic Co. (The)	1,463,801

		6,390,617

	Forest Products - 2.6%
74,383	Louisiana-Pacific Corp.	1,813,458

	Gold - 3.1%
63,021	Newmont Mining Corp.	2,149,646

	Industrial Gases - 3.2%
13,640	Air Products & Chemicals, Inc.	2,242,280

	Paper Packaging - 3.6%
23,841	Avery Dennison Corp.	2,490,192

	Paper Products - 3.3%
15,158	Neenah, Inc.	1,056,058
51,001	Verso Corp., Class A(b)	1,258,195

		2,314,253

	Specialized REITs - 1.4%
32,656	Rayonier, Inc. REIT	994,049

	Specialty Chemicals - 36.6%
24,788	Albemarle Corp.	2,001,135
21,739	Ashland Global Holdings, Inc.	1,649,990
10,344	Balchem Corp.	858,759
24,285	Celanese Corp.	2,325,532
13,737	Ecolab, Inc.	2,172,781
51,969	Ferro Corp.(b)	866,323
23,532	H.B. Fuller Co.	1,162,245
18,242	Ingevity Corp.(b)	1,716,025
16,964	International Flavors & Fragrances, Inc.	2,405,156
3,831	NewMarket Corp.	1,536,576
120,871	Platform Specialty Products Corp.(b)	1,358,590
18,204	PPG Industries, Inc.	1,919,430
6,649	Quaker Chemical Corp.	1,359,454
33,739	RPM International, Inc.	1,928,521
19,443	Sensient Technologies Corp.	1,220,632
14,333	Stepan Co.	1,260,301

		25,741,450

	Steel - 16.6%
63,009	Allegheny Technologies, Inc.(b)	$1,725,816
159,469	Cleveland-Cliffs, Inc.(c)	1,707,913
56,263	Commercial Metals Co.	981,789
21,963	Nucor Corp.	1,345,014
13,303	Reliance Steel & Aluminum Co.	1,089,250
48,923	Steel Dynamics, Inc.	1,790,093
83,643	United States Steel Corp.	1,885,313
30,897	Worthington Industries, Inc.	1,165,744

		11,690,932

	Total Common Stocks & Other Equity Interests (Cost $70,069,981)	70,286,512

	Money Market Fund - 0.2%
171,503	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $171,503)	171,503

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $70,241,484) - 100.3%	70,458,015

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.1%
1,484,323	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $1,484,323)	1,484,323
	Total Investments in Securities (Cost $71,725,807) - 102.4%	71,942,338
	Other assets less liabilities - (2.4)%	(1,665,798)

	Net Assets - 100.0%	$70,276,540

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Airlines - 2.3%
12,014	Spirit Airlines, Inc.(b)	$706,663

	Apparel Retail - 3.5%
6,237	Burlington Stores, Inc.(b)	1,070,955

	Apparel, Accessories & Luxury Goods - 5.5%
6,689	Columbia Sportswear Co.	596,592
12,822	VF Corp.	1,079,228

		1,675,820

	Application Software - 3.3%
7,156	Trade Desk, Inc. (The), Class A(b)	1,021,018

	Auto Parts & Equipment - 4.1%
7,091	Dorman Products, Inc.(b)	609,471
11,106	Fox Factory Holding Corp.(b)	658,919

		1,268,390

	Automotive Retail - 5.0%
7,373	America’s Car-Mart, Inc.(b)	515,815
2,965	O’Reilly Automotive, Inc.(b)	1,021,917

		1,537,732

	Cable & Satellite - 4.9%
667	Cable One, Inc.	589,855
2,740	Charter Communications, Inc., Class A(b)	907,077

		1,496,932

	Casinos & Gaming - 4.1%
26,722	Eldorado Resorts, Inc.(b)	1,245,780

	Diversified Support Services - 2.0%
11,528	KAR Auction Services, Inc.	599,571

	Footwear - 8.6%
28,266	Crocs, Inc.(b)	811,799
6,266	Deckers Outdoor Corp.(b)	804,868
12,540	NIKE, Inc., Class B	1,026,775

		2,643,442

	Home Improvement Retail - 5.2%
4,711	Home Depot, Inc. (The)	864,610
7,701	Lowe’s Cos., Inc.	740,528

		1,605,138

	Homefurnishing Retail - 3.2%
7,122	RH(b)(c)	967,666

	Hypermarkets & Super Centers - 2.6%
3,700	Costco Wholesale Corp.	794,131

	Interactive Media & Services - 7.4%
5,017	IAC/InterActiveCorp.(b)	1,059,992
30,064	Liberty TripAdvisor Holdings, Inc., Series A(b)	500,866
12,162	TripAdvisor, Inc.(b)	697,855

		2,258,713

	Internet & Direct Marketing Retail - 6.0%
17,226	Etsy, Inc.(b)	941,401
8,308	Wayfair, Inc., Class A(b)	909,394

		1,850,795

	Leisure Facilities - 5.8%
16,612	Planet Fitness, Inc., Class A(b)	962,167
30,978	SeaWorld Entertainment, Inc.(b)	806,977

		1,769,144

	Movies & Entertainment - 8.3%
16,467	Live Nation Entertainment, Inc.(b)	$881,149
12,669	Marcus Corp. (The)	564,658

13,145	World Wrestling Entertainment, Inc., Class A	1,082,359

		2,528,166

	Publishing - 2.4%
28,936	New York Times Co. (The), Class A(c)	743,945

	Restaurants - 12.2%
7,038	Darden Restaurants, Inc.	738,498
7,592	Dine Brands Global, Inc.(c)	579,042
4,084	Domino’s Pizza, Inc.	1,158,753
9,400	Texas Roadhouse, Inc.	571,896
10,505	Wingstop, Inc.	689,653

		3,737,842

	Specialty Stores - 3.7%
78,318	Barnes & Noble, Inc.	472,257
7,759	Tractor Supply Co.	662,619

		1,134,876

	Total Common Stocks (Cost $29,277,906)	30,656,719

	Money Market Fund - 0.4%
137,101	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $137,101)	137,101

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $29,415,007) - 100.5%	30,793,820

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.6%
1,115,407	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $1,115,407)	1,115,407

	Total Investments in Securities (Cost $30,530,414) - 104.1%	31,909,227
	Other assets less liabilities - (4.1)%	(1,265,374)

	Net Assets - 100.0%	$30,643,853

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Consumer Staples Momentum ETF (PSL)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 6.2%
126,040	Archer-Daniels-Midland Co.	$5,659,196
255,241	Darling Ingredients, Inc.(b)	5,428,976

		11,088,172

	Education Services - 19.4%
115,761	Adtalem Global Education, Inc.(b)	5,660,713
47,649	Bright Horizons Family Solutions, Inc.(b)	5,517,278
212,127	Chegg, Inc.(b)	7,471,113
64,481	Grand Canyon Education, Inc.(b)	5,992,864
460,680	Houghton Mifflin Harcourt Co.(b)	4,823,319
46,445	Strategic Education, Inc.	5,081,083

		34,546,370

	Environmental & Facilities Services - 4.7%
226,756	Rollins, Inc.	8,444,393

	Food Distributors - 6.4%
171,294	Chefs’ Warehouse, Inc. (The)(b)	5,501,963
91,116	Sysco Corp.	5,817,757

		11,319,720

	Food Retail - 3.1%
195,947	Kroger Co. (The)	5,551,179

	Household Appliances - 2.7%
41,181	Helen of Troy Ltd.(b)	4,778,643

	Household Products - 14.2%
119,745	Church & Dwight Co., Inc.	7,736,724
36,599	Clorox Co. (The)	5,430,560
64,408	Procter & Gamble Co. (The)	6,213,440
32,585	WD-40 Co.(c)	5,922,324

		25,303,048

	Industrial Machinery - 3.8%
52,954	Stanley Black & Decker, Inc.	6,695,504

	Packaged Foods & Meats - 22.1%
53,191	Calavo Growers, Inc.	4,327,620
140,490	Hormel Foods Corp.	5,945,537
29,587	J & J Snack Foods Corp.	4,566,753
90,120	Lamb Weston Holdings, Inc.	6,515,676
31,286	Lancaster Colony Corp.	4,976,664
50,654	McCormick & Co., Inc.	6,262,860
72,657	Post Holdings, Inc.(b)	6,744,023

		39,339,133

	Personal Products - 6.5%
114,040	Herbalife Nutrition Ltd.(b)	6,808,188
71,532	Inter Parfums, Inc.	4,754,017

		11,562,205

	Soft Drinks - 2.7%
22,718	Coca-Cola Consolidated, Inc.	4,902,544

	Specialized Consumer Services - 8.2%
169,753	Service Corp. International	7,285,799
187,558	ServiceMaster Global Holdings, Inc.(b)	7,312,886

		14,598,685

	Total Common Stocks (Cost $171,963,658)	178,129,596

	Money Market Fund - 0.1%
258,020	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $258,020)	$258,020

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $172,221,678)-100.1%	178,387,616

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.8%
5,014,494	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $5,014,494)	5,014,494

	Total Investments in Securities (Cost $177,236,172) - 102.9%	183,402,110
	Other assets less liabilities - (2.9)%	(5,156,588)

	Net Assets - 100.0%	$178,245,522

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Energy Momentum ETF (PXI)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Coal & Consumable Fuels - 2.3%
14,735	Arch Coal, Inc., Class A	$1,298,596

	Integrated Oil & Gas - 7.6%
16,778	Chevron Corp.	1,923,598
15,855	Exxon Mobil Corp.	1,161,854
17,718	Occidental Petroleum Corp.	1,183,208

		4,268,660

	Oil & Gas Drilling - 3.9%
22,000	Helmerich & Payne, Inc.	1,231,780
62,121	Unit Corp.(b)	991,451

		2,223,231

	Oil & Gas Equipment & Services - 5.9%
37,216	Cactus, Inc., Class A(b)	1,221,429
148,406	Helix Energy Solutions Group, Inc.(b)	1,013,613
48,632	Mammoth Energy Services, Inc.	1,076,226

		3,311,268

	Oil & Gas Exploration & Production - 40.0%
23,752	Anadarko Petroleum Corp.	1,124,182
66,647	Cabot Oil & Gas Corp.	1,662,843
113,734	CNX Resources Corp.(b)	1,380,731
19,252	Concho Resources, Inc.(b)	2,307,160
25,921	ConocoPhillips	1,754,592
31,802	Continental Resources, Inc.(b)	1,468,298
19,608	Diamondback Energy, Inc.	2,021,977
19,902	EOG Resources, Inc.	1,974,278
24,052	Hess Corp.	1,298,808
91,323	Marathon Oil Corp.	1,441,990
46,149	Murphy Oil Corp.	1,262,175
13,422	Pioneer Natural Resources Co.	1,910,219
50,309	Whiting Petroleum Corp.(b)	1,440,347
129,252	WPX Energy, Inc.(b)	1,584,630

		22,632,230

	Oil & Gas Refining & Marketing - 24.4%
40,781	CVR Energy, Inc.	1,637,357
44,602	Delek US Holdings, Inc.	1,450,011
27,684	HollyFrontier Corp.	1,559,717
33,306	Marathon Petroleum Corp.	2,206,856
39,425	PBF Energy, Inc., Class A	1,443,743
19,249	Phillips 66	1,836,547
49,049	Renewable Energy Group, Inc.(b)(c)	1,417,516
25,803	Valero Energy Corp.	2,266,019

		13,817,766

	Oil & Gas Storage & Transportation - 13.3%
35,085	Cheniere Energy, Inc.(b)	2,303,330
72,019	Kinder Morgan, Inc.	1,303,544
41,855	Targa Resources Corp.	1,800,184
78,311	Williams Cos., Inc. (The)	2,108,915

		7,515,973

	Steel - 2.6%
51,750	Warrior Met Coal, Inc.	1,486,778

	Total Common Stocks (Cost $62,188,787)	56,554,502

	Money Market Fund - 0.4%
232,069	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $232,069)	$232,069

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $62,420,856) - 100.4%	56,786,571

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.3%
189,431	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $189,431)	189,431

	Total Investments in Securities (Cost $62,610,287) - 100.7%	56,976,002
	Other assets less liabilities - (0.7)%	(422,688)

	Net Assets - 100.0%	$56,553,314

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Financial Momentum ETF (PFI)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Application Software - 1.5%
6,771	Envestnet, Inc.(b)	$367,327

	Consumer Finance - 3.9%
5,884	American Express Co.	604,287
938	Credit Acceptance Corp.(b)	373,342

		977,629

	Data Processing & Outsourced Services - 9.2%
7,800	Mastercard, Inc., Class A	1,646,814
5,066	Visa, Inc., Class A	683,961

		2,330,775

	Diversified Banks - 3.1%
7,493	JP Morgan Chase & Co.	775,525

	Financial Exchanges & Data - 18.9%
5,140	Cboe Global Markets, Inc.	479,408
2,728	CME Group, Inc.	497,260
6,072	Intercontinental Exchange, Inc.	466,087
6,566	MarketAxess Holdings, Inc.	1,410,180
3,901	MSCI, Inc.	664,223
5,763	Nasdaq, Inc.	507,374
3,801	S&P Global, Inc.	728,462

		4,752,994

	Health Care REITs - 1.5%
17,422	CareTrust REIT, Inc. REIT	382,936

	Hotel & Resort REITs - 1.7%
5,347	Ryman Hospitality Properties, Inc. REIT	429,631

	Industrial REITs - 10.4%
13,402	Americold Realty Trust REIT	392,947
7,836	EastGroup Properties, Inc. REIT	810,712
7,512	Innovative Industrial Properties, Inc. REIT	465,143
8,104	Prologis, Inc. REIT	560,473
11,494	Rexford Industrial Realty, Inc. REIT	386,198

		2,615,473

	Insurance Brokers - 1.9%
6,334	Arthur J. Gallagher & Co.	473,213

	Investment Banking & Brokerage - 1.5%
14,912	Virtu Financial, Inc., Class A	381,002

	Life & Health Insurance - 4.0%
3,968	Primerica, Inc.	445,884
6,687	Torchmark Corp.	560,103

		1,005,987

	Mortgage REITs - 2.9%
32,309	Arbor Realty Trust, Inc. REIT(c)	386,415
18,661	Chimera Investment Corp. REIT	355,119

		741,534

	Multi-line Insurance - 3.0%
4,043	American Financial Group, Inc.	385,662
8,990	Horace Mann Educators Corp.	374,433

		760,095

	Property & Casualty Insurance - 7.6%
4,468	Argo Group International Holdings Ltd.	298,194
5,830	Kemper Corp.	438,299
7,640	Progressive Corp. (The)	514,096
5,992	Selective Insurance Group, Inc.	365,033
7,900	Universal Insurance Holdings, Inc.	297,988

		1,913,610

	Regional Banks - 8.1%
10,843	Cathay General Bancorp	$402,492
47,832	First BanCorp	509,411
6,387	First Financial Bankshares, Inc.(c)	390,246
4,552	Independent Bank Corp.	363,159
19,896	OFG Bancorp	385,584

		2,050,892

	Residential REITs - 2.4%
12,194	Apartment Investment & Management Co., Class A REIT	603,847

	Specialized REITs - 15.5%
4,176	CoreSite Realty Corp. REIT	412,547
13,818	Crown Castle International Corp. REIT	1,617,535
17,437	CubeSmart REIT	539,675
10,353	Extra Space Storage, Inc. REIT	1,020,909
10,824	National Storage Affiliates Trust REIT	314,979

		3,905,645

	Thrifts & Mortgage Finance - 2.9%
2,456	LendingTree, Inc.(b)	727,811

	Total Common Stocks & Other Equity Interests (Cost $23,444,981)	25,195,926

	Money Market Fund - 0.4%
112,968	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $112,968)	112,968

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $23,557,949) - 100.4%	25,308,894

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.9%
473,343	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $473,343)	473,343

	Total Investments in Securities (Cost $24,031,292) - 102.3%	25,782,237
	Other assets less liabilities - (2.3)%	(588,892)

	Net Assets - 100.0%	$25,193,345

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Healthcare Momentum ETF (PTH)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Biotechnology - 19.1%
61,112	Biohaven Pharmaceutical Holding Co., Ltd.(b)	$2,327,756
173,939	CareDx, Inc.(b)	4,875,510
43,331	Emergent BioSolutions, Inc.(b)	2,703,421
163,450	Exact Sciences Corp.(b)	14,723,576
112,180	Ra Pharmaceuticals, Inc.(b)	2,303,055
42,854	Repligen Corp.(b)	2,443,107
264,399	Vericel Corp.(b)	4,547,663
22,211	Vertex Pharmaceuticals, Inc.(b)	4,240,302

		38,164,390

	Health Care Equipment - 28.0%
49,166	AtriCure, Inc.(b)	1,521,688
26,030	Becton, Dickinson and Co.	6,493,444
154,048	Boston Scientific Corp.(b)	5,876,931
39,565	DexCom, Inc.(b)	5,579,852
33,995	Edwards Lifesciences Corp.(b)	5,793,428
52,479	Glaukos Corp.(b)	3,347,635
30,665	Hill-Rom Holdings, Inc.	3,067,113
41,652	Integer Holdings Corp.(b)	3,373,396
9,839	Intuitive Surgical, Inc.(b)	5,152,094
58,625	Masimo Corp.(b)	7,292,364
110,728	Novocure Ltd.(b)	5,425,672
32,361	ResMed, Inc.	3,079,796

		56,003,413

	Health Care Facilities - 2.1%
55,558	Ensign Group, Inc. (The)	2,420,662
16,322	US Physical Therapy, Inc.	1,728,337

		4,148,999

	Health Care Services - 16.8%
33,484	Addus HomeCare Corp.(b)	2,014,063
81,808	Amedisys, Inc.(b)	10,729,937
69,832	AMN Healthcare Services, Inc.(b)	4,524,415
65,698	BioTelemetry, Inc.(b)	4,718,430
43,938	Cigna Corp.	8,779,252
26,637	LHC Group, Inc.(b)	2,816,330

		33,582,427

	Health Care Supplies - 6.2%
2,113	Atrion Corp.	1,575,960
29,722	Haemonetics Corp.(b)	2,939,803
59,122	Merit Medical Systems, Inc.(b)	3,342,167
40,730	West Pharmaceutical Services, Inc.	4,409,837

		12,267,767

	Health Care Technology - 1.1%
34,226	Omnicell, Inc.(b)	2,229,139

	Insurance Brokers - 1.8%
58,864	eHealth, Inc.(b)	3,600,122

	Life Sciences Tools & Services - 8.2%
110,449	Codexis, Inc.(b)	2,078,650
12,404	Illumina, Inc.(b)	3,470,515
35,675	PRA Health Sciences, Inc.(b)	3,780,480
29,015	Thermo Fisher Scientific, Inc.	7,128,115

		16,457,760

	Managed Health Care - 14.2%
16,548	Anthem, Inc.	5,014,044
30,271	Centene Corp.(b)	3,952,485
21,412	Humana, Inc.	6,616,094
37,328	Molina Healthcare, Inc.(b)	4,963,877
28,744	UnitedHealth Group, Inc.	7,766,629

		28,313,129

	Pharmaceuticals - 2.6%
86,603	Collegium Pharmaceutical, Inc.(b)	$1,386,514
43,969	Zoetis, Inc.	3,788,369

		5,174,883

	Total Common Stocks (Cost $179,118,874)	199,942,029

	Money Market Fund - 0.1%
212,740	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $212,740)	212,740

	Total Investments in Securities (Cost $179,331,614) - 100.2%	200,154,769
	Other assets less liabilities - (0.2)%	(395,439)

	Net Assets - 100.0%	$199,759,330

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Industrials Momentum ETF (PRN)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 17.7%
9,019	Boeing Co. (The)	$3,477,907
27,053	HEICO Corp.	2,285,978
123,093	Kratos Defense & Security Solutions, Inc.(b)	1,906,711
10,037	Lockheed Martin Corp.	2,907,618
7,280	Teledyne Technologies, Inc.(b)	1,632,322
9,198	TransDigm Group, Inc.(b)	3,596,418

		15,806,954

	Application Software - 3.8%
15,074	Fair Isaac Corp.(b)	3,394,665

	Building Products - 3.1%
11,827	Lennox International, Inc.	2,711,695

	Construction & Engineering - 1.9%
35,458	Comfort Systems USA, Inc.	1,700,920

	Consumer Finance - 2.1%
24,787	Green Dot Corp., Class A(b)	1,834,734

	Data Processing & Outsourced Services - 12.4%
15,200	Automatic Data Processing, Inc.	2,125,568
30,848	Fiserv, Inc.(b)	2,558,225
20,870	Global Payments, Inc.	2,343,284
22,194	PayPal Holdings, Inc.(b)	1,969,939
24,827	Worldpay, Inc., Class A(b)	2,072,558

		11,069,574

	Distributors - 2.1%
12,405	Pool Corp.	1,859,634

	Diversified Support Services - 3.1%
14,633	Cintas Corp.	2,743,834

	Electrical Components & Equipment - 5.3%
41,971	AMETEK, Inc.	3,059,686
127,097	Sunrun, Inc.(b)	1,690,390

		4,750,076

	Electronic Manufacturing Services - 1.9%
30,094	Fabrinet (Thailand)(b)	1,710,543

	Environmental & Facilities Services - 1.9%
55,423	Casella Waste Systems, Inc., Class A(b)	1,669,341

	Health Care Equipment - 6.0%
28,232	Danaher Corp.	3,131,493
8,089	Teleflex, Inc.	2,212,342

		5,343,835

	Health Care Technology - 4.0%
53,504	HMS Holdings Corp.(b)	1,604,585
32,578	Tabula Rasa HealthCare, Inc.(b)	1,963,802

		3,568,387

	Human Resource & Employment Services - 2.0%
17,058	Insperity, Inc.	1,819,747

	Industrial Conglomerates - 6.9%
14,130	Honeywell International, Inc.	2,029,492
34,688	Raven Industries, Inc.	1,283,109
9,852	Roper Technologies, Inc.	2,790,677

		6,103,278

	Industrial Machinery - 9.8%
35,552	Graco, Inc.	$1,540,468
24,097	IDEX Corp.	3,322,013
23,284	Ingersoll-Rand PLC	2,329,331
11,072	RBC Bearings, Inc.(b)	1,543,658

		8,735,470

	IT Consulting & Other Services - 6.3%
19,165	Accenture PLC, Class A	2,942,786
19,852	Gartner, Inc.(b)	2,697,688

		5,640,474

	Railroads - 6.0%
30,224	CSX Corp.	1,985,717
21,323	Union Pacific Corp.	3,391,849

		5,377,566

	Specialty Chemicals - 3.7%
7,771	Sherwin-Williams Co. (The)	3,275,632

	Total Common Stocks (Cost $78,961,032)	89,116,359

	Money Market Fund - 0.2%
176,911	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $176,911)	176,911

	Total Investments in Securities (Cost $79,137,943) - 100.2%	89,293,270
	Other assets less liabilities - (0.2)%	(167,724)

	Net Assets - 100.0%	$89,125,546

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Technology Momentum ETF (PTF)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Aerospace & Defense - 2.1%
43,815	Mercury Systems, Inc.(b)	$2,568,873

	Alternative Carriers - 1.4%
92,246	Iridium Communications, Inc.(b)	1,787,727

	Application Software - 32.9%
16,751	Adobe, Inc.(b)	4,151,233
66,161	Alteryx, Inc., Class A(b)(c)	4,707,355
20,751	Autodesk, Inc.(b)	3,054,547
38,940	Benefitfocus, Inc.(b)	2,178,693
37,613	Everbridge, Inc.(b)	2,326,740
55,116	Five9, Inc.(b)	2,818,081
21,691	Intuit, Inc.	4,681,352
30,455	PTC, Inc.(b)	2,582,279
60,454	RingCentral, Inc., Class A(b)	5,588,368
74,854	SS&C Technologies Holdings, Inc.	3,854,233
17,777	Workday, Inc., Class A(b)	3,227,059
35,007	Workiva, Inc., Class A(b)	1,466,793

		40,636,733

	Communications Equipment - 2.3%
24,787	Motorola Solutions, Inc.	2,897,848

	Data Processing & Outsourced Services - 5.0%
69,033	EVERTEC, Inc.	1,910,143
31,882	Jack Henry & Associates, Inc.	4,257,841

		6,167,984

	Health Care Technology - 4.9%
41,830	Veeva Systems, Inc., Class A(b)	4,561,980
37,757	Vocera Communications, Inc.(b)	1,541,241

		6,103,221

	Interactive Home Entertainment - 2.2%
278,298	Glu Mobile, Inc.(b)	2,710,623

	Interactive Media & Services - 6.5%
99,019	Match Group, Inc.	5,296,526
145,712	QuinStreet, Inc.(b)	2,774,357

		8,070,883

	Internet Services & Infrastructure - 14.8%
45,602	MongoDB, Inc., Class A(b)(c)	4,211,801
54,516	Okta, Inc.(b)	4,493,754
48,125	Twilio, Inc., Class A(b)	5,357,275
25,121	VeriSign, Inc.(b)	4,252,231

		18,315,061

	IT Consulting & Other Services - 2.5%
71,574	LiveRamp Holdings, Inc.(b)	3,109,175

	Semiconductors - 7.0%
163,664	Advanced Micro Devices, Inc.(b)	3,995,038
17,480	Broadcom, Inc.	4,689,010

		8,684,048

	Specialized REITs - 3.7%
24,751	SBA Communications Corp. REIT(b)	4,517,800

	Systems Software - 11.0%
27,800	Microsoft Corp.	2,903,154
18,852	ServiceNow, Inc.(b)	4,147,817
27,335	Tableau Software, Inc., Class A(b)	3,494,506
62,466	Zscaler, Inc.(b)(c)	3,021,481

		13,566,958

	Technology Distributors - 2.7%
39,831	CDW Corp.	$3,316,727

	Wireless Telecommunication Services - 1.0%
21,789	United States Cellular Corp.(b)	1,254,611

	Total Common Stocks & Other Equity Interests (Cost $104,662,841)	123,708,272

	Money Market Fund - 0.2%
218,264	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $218,264)	218,264

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $104,881,105) - 100.2%	123,926,536

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.6%
2,027,494	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $2,027,494)	2,027,494

	Total Investments in Securities (Cost $106,908,599) - 101.8%	125,954,030
	Other assets less liabilities - (1.8)%	(2,284,873)

	Net Assets - 100.0%	$123,669,157

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco DWA Utilities Momentum ETF (PUI)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Electric Utilities - 36.6%
169,232	Alliant Energy Corp.	$7,525,747
84,832	American Electric Power Co., Inc.	6,711,908
100,074	El Paso Electric Co.	5,255,886
106,580	Eversource Energy	7,397,718
60,261	IDACORP, Inc.	5,875,448
38,278	NextEra Energy, Inc.	6,850,996
169,778	OGE Energy Corp.	6,952,409
84,090	Pinnacle West Capital Corp.	7,410,011
148,604	PNM Resources, Inc.	6,329,044
111,597	Portland General Electric Co.	5,392,367
125,675	Xcel Energy, Inc.	6,580,343

		72,281,877

	Gas Utilities - 18.4%
71,028	Atmos Energy Corp.	6,934,464
60,106	Chesapeake Utilities Corp.	5,443,800
137,627	New Jersey Resources Corp.	6,674,910
65,643	ONE Gas, Inc.	5,392,572
73,536	Spire, Inc.	5,836,552
105,887	UGI Corp.	6,038,736

		36,321,034

	Independent Power Producers & Energy Traders - 6.8%
421,422	AES Corp.	6,907,107
160,513	NRG Energy, Inc.	6,566,587

		13,473,694

	Multi-Utilities - 28.3%
94,584	Ameren Corp.	6,558,455
261,636	CenterPoint Energy, Inc.	8,089,785
130,818	CMS Energy Corp.	6,820,850
84,619	Consolidated Edison, Inc.	6,570,665
65,365	DTE Energy Co.	7,696,729
253,206	NiSource, Inc.	6,907,460
55,856	Sempra Energy	6,534,035
93,109	WEC Energy Group, Inc.	6,799,750

		55,977,729

	Water Utilities - 6.6%
85,753	American States Water Co.	5,807,193
75,288	American Water Works Co., Inc.	7,202,803

		13,009,996

	Wireless Telecommunication Services - 3.2%
131,597	Shenandoah Telecommunications Co.	6,267,965

	Total Common Stocks (Cost $187,689,486)	197,332,295

	Money Market Fund - 0.1%
121,585	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $121,585)	121,585

	Total Investments in Securities (Cost $187,811,071) - 100.0%	197,453,880
	Other assets less liabilities - 0.0%	43,030

	Net Assets - 100.0%	$197,496,910

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco NASDAQ Internet ETF (PNQI)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Advertising - 0.2%
43,257	Criteo SA ADR (France)(b)	$1,077,099

	Alternative Carriers - 0.3%
30,458	Cogent Communications Holdings, Inc.	1,475,690

	Application Software - 6.7%
37,963	2U, Inc.(b)	2,158,197
31,462	Alarm.com Holdings, Inc.(b)	1,979,904
10,559	AppFolio, Inc., Class A(b)	668,490
20,947	Benefitfocus, Inc.(b)	1,171,985
38,416	Cornerstone OnDemand, Inc.(b)	2,202,773
38,503	Coupa Software, Inc.(b)	3,348,221
18,268	eGain Corp.(b)	130,799
29,967	Envestnet, Inc.(b)	1,625,710
38,520	Five9, Inc.(b)	1,969,528
32,304	j2 Global, Inc.	2,427,969
41,563	LivePerson, Inc.(b)	975,484
33,921	LogMeIn, Inc.	3,155,331
39,366	Mimecast Ltd.(b)	1,478,981
29,757	MINDBODY, Inc., Class A(b)	1,084,940
37,696	New Relic, Inc.(b)	3,831,798
93,339	Nutanix, Inc., Class A(b)	4,781,757
11,578	SPS Commerce, Inc.(b)	1,026,505
24,020	Trade Desk, Inc. (The), Class A(b)	3,427,174
12,668	Veritone, Inc.(b)(c)	67,520
25,501	Xunlei Ltd. ADR (China)(b)	88,233

		37,601,299

	Asset Management & Custody Banks - 0.2%
31,440	Blucora, Inc.(b)	927,794

	Casinos & Gaming - 0.1%
19,816	500.com Ltd., Class A ADR (China)(b)(c)	294,862

	Commercial Printing - 0.3%
20,258	Cimpress NV (Netherlands)(b)	1,684,858

	Communications Equipment - 1.9%
49,797	Arista Networks, Inc.(b)	10,695,400

	Data Processing & Outsourced Services - 0.3%
33,281	GDS Holdings Ltd. ADR (China)(b)(c)	945,181
43,631	NIC, Inc.	715,548

		1,660,729

	Interactive Home Entertainment - 2.4%
48,218	NetEase, Inc. ADR (China)	12,147,561
86,301	Sea Ltd. ADR (Thailand)(b)(c)	1,209,077

		13,356,638

	Interactive Media & Services - 31.6%
38,670	Alphabet, Inc., Class C(b)	43,170,028
36,925	Autohome, Inc. ADR (China)(b)	2,672,631
112,444	Baidu, Inc. ADR (China)(b)	19,411,208
301,007	Facebook, Inc., Class A(b)	50,174,857
51,322	IAC/InterActiveCorp.(b)	10,843,312
47,275	Liberty TripAdvisor Holdings, Inc., Series A(b)	787,601
44,678	Match Group, Inc.	2,389,826
102,316	Momo, Inc. ADR (China)(b)	3,113,476

32,305	QuinStreet, Inc.(b)	$615,087
46,842	SINA Corp. (China)(b)	2,877,036
648,448	Snap, Inc., Class A(b)(c)	4,331,633
59,929	Sogou, Inc. ADR (China)(b)(c)	383,546
25,910	Sohu.com Ltd. ADR (China)(b)	536,337
82,387	TripAdvisor, Inc.(b)	4,727,366
68,167	TrueCar, Inc.(b)	639,406
502,392	Twitter, Inc.(b)	16,860,276
42,003	Weibo Corp. ADR (China)(b)(c)	2,547,902
189,028	Yandex NV, Class A (Russia)(b)	6,347,560
32,451	YY, Inc. ADR (China)(b)	2,253,073
38,006	Zillow Group, Inc., Class A(b)	1,322,989

		176,005,150

	Internet & Direct Marketing Retail - 34.3%
23,356	1-800-Flowers.com, Inc., Class A(b)	372,528
322,770	Altaba, Inc.(b)	22,112,973
25,041	Amazon.com, Inc.(b)	43,038,718
28,396	Baozun, Inc. ADR (China)(b)(c)	1,016,577
22,372	Booking Holdings, Inc.(b)	41,003,625
320,708	Ctrip.com International Ltd. ADR (China)(b)	10,679,576
635,169	eBay, Inc.(b)	21,373,437
79,699	Etsy, Inc.(b)	4,355,550
89,902	Expedia Group, Inc.	10,720,814
374,097	Groupon, Inc.(b)	1,410,346
609,726	JD.com, Inc. ADR (China)(b)	15,151,691
21,112	Lands’ End, Inc.(b)(c)	377,905
35,711	Liberty Expedia Holdings, Inc., Class A(b)	1,463,794
21,054	Liquidity Services, Inc.(b)	176,222
38,895	MakeMyTrip Ltd. (India)(b)	1,035,385
29,783	MercadoLibre, Inc. (Argentina)(b)	10,841,012
19,281	Nutrisystem, Inc.	836,988
21,069	Overstock.com, Inc.(b)(c)	365,547
13,550	PetMed Express, Inc.(c)	320,864
24,033	Remark Holdings, Inc.(b)(c)	48,066
22,025	Shutterfly, Inc.(b)	1,012,269
22,964	Shutterstock, Inc.	918,790
11,864	Stamps.com, Inc.(b)	2,207,653

		190,840,330

	Internet Services & Infrastructure - 7.1%
40,673	21Vianet Group, Inc. ADR (China)(b)	365,244
107,323	Akamai Technologies, Inc.(b)	6,986,727
23,912	Brightcove, Inc.(b)	191,774
22,649	Carbonite, Inc.(b)	648,667
94,284	Endurance International Group Holdings, Inc.(b)	763,700
110,255	GoDaddy, Inc., Class A(b)	7,566,801
16,721	Internap Corp.(b)(c)	90,461
74,195	Limelight Networks, Inc.(b)	231,488
64,142	Okta, Inc.(b)	5,287,225
6,958	Tucows, Inc., Class A(b)(c)	512,248
79,604	VeriSign, Inc.(b)	13,474,569
32,025	Wix.com Ltd. (Israel)(b)	3,501,934

		39,620,838

	IT Consulting & Other Services - 0.0%
34,136	Switch, Inc., Class A(c)	284,694

	Movies & Entertainment - 9.0%
147,903	Netflix, Inc.(b)	50,213,068

	Research & Consulting Services - 1.7%
24,005	CoStar Group, Inc.(b)	9,379,714

	Specialized REITs - 3.7%
53,037	Equinix, Inc. REIT	20,896,578

Schedule of Investments(a)

	Wireless Telecommunication Services - 0.2%
27,863	Boingo Wireless, Inc.(b)	$672,055
57,321	Gogo, Inc.(b)(c)	236,736

		908,791

	Total Common Stocks & Other Equity Interests (Cost $515,631,255)	556,923,532

	Money Market Fund - 0.0%
253,908	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $253,908)	253,908

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $515,885,163) - 100.0%	557,177,440

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.5%
8,184,913	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $8,184,913)	8,184,913

	Total Investments in Securities (Cost $524,070,076) - 101.5%	565,362,353
	Other assets less liabilities - (1.5)%	(8,434,045)

	Net Assets - 100.0%	$556,928,308

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:

China	13.4%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 100® Equal Weight ETF (OEW)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 9.1%
15	Alphabet, Inc., Class A(b)	$16,888
15	Alphabet, Inc., Class C(b)	16,746
1,028	AT&T, Inc.	30,902
100	Charter Communications, Inc., Class A(b)	33,105
854	Comcast Corp., Class A	31,231
215	Facebook, Inc., Class A(b)	35,838
116	Netflix, Inc.(b)	39,382
434	Twenty-First Century Fox, Inc., Class A	21,400
200	Twenty-First Century Fox, Inc., Class B	9,812
544	Verizon Communications, Inc.	29,953
277	Walt Disney Co. (The)	30,891

		296,148

	Consumer Discretionary - 10.2%
20	Amazon.com, Inc.(b)	34,374
17	Booking Holdings, Inc.(b)	31,158
3,645	Ford Motor Co.	32,076
884	General Motors Co.	34,494
181	Home Depot, Inc. (The)	33,219
332	Lowe’s Cos., Inc.	31,925
170	McDonald’s Corp.	30,393
428	NIKE, Inc., Class B	35,045
475	Starbucks Corp.	32,366
462	Target Corp.	33,726

		328,776

	Consumer Staples - 10.4%
589	Altria Group, Inc.	29,067
629	Coca-Cola Co. (The)	30,274
476	Colgate-Palmolive Co.	30,788
150	Costco Wholesale Corp.	32,195
654	Kraft Heinz Co. (The)	31,431
713	Mondelez International, Inc., Class A	32,983
273	PepsiCo, Inc.	30,759
376	Philip Morris International, Inc.	28,847
322	Procter & Gamble Co. (The)	31,063
394	Walgreens Boots Alliance, Inc.	28,470
338	Walmart, Inc.	32,391

		338,268

	Energy - 7.1%
273	Chevron Corp.	31,299
481	ConocoPhillips	32,559
411	Exxon Mobil Corp.	30,118
1,071	Halliburton Co.	33,587
1,920	Kinder Morgan, Inc.	34,752
477	Occidental Petroleum Corp.	31,854
794	Schlumberger Ltd.	35,103

		229,272

	Financials - 15.6%
392	Allstate Corp. (The)	34,445
294	American Express Co.	30,194
829	American International Group, Inc.	35,838
1,268	Bank of America Corp.	36,100
638	Bank of New York Mellon Corp. (The)	33,380
155	Berkshire Hathaway, Inc., Class B(b)	31,859
81	BlackRock, Inc.	33,621
394	Capital One Financial Corp.	31,752
565	Citigroup, Inc.	36,420
180	Goldman Sachs Group, Inc. (The)	35,642
310	JPMorgan Chase & Co.	32,085
798	MetLife, Inc.	36,444
783	Morgan Stanley	33,121

637	US Bancorp	$32,589
667	Wells Fargo & Co.	32,623

		506,113

	Health Care - 15.6%
439	Abbott Laboratories	32,038
362	AbbVie, Inc.	29,065
209	Allergan PLC	30,092
162	Amgen, Inc.	30,312
98	Biogen, Inc.(b)	32,710
595	Bristol-Myers Squibb Co.	29,375
456	Celgene Corp.(b)	40,338
432	CVS Health Corp.	28,318
310	Danaher Corp.	34,385
278	Eli Lilly & Co.	33,321
473	Gilead Sciences, Inc.	33,115
233	Johnson & Johnson	31,008
331	Medtronic PLC	29,257
406	Merck & Co., Inc.	30,219
709	Pfizer, Inc.	30,097
117	UnitedHealth Group, Inc.	31,613

		505,263

	Industrials - 13.4%
159	3M Co.	31,848
97	Boeing Co. (The)	37,405
245	Caterpillar, Inc.	32,624
514	Emerson Electric Co.	33,652
169	FedEx Corp.	30,009
184	General Dynamics Corp.	31,495
4,374	General Electric Co.	44,440
227	Honeywell International, Inc.	32,604
108	Lockheed Martin Corp.	31,287
183	Raytheon Co.	30,151
217	Union Pacific Corp.	34,518
315	United Parcel Service, Inc., Class B	33,201
261	United Technologies Corp.	30,816

		434,050

	Information Technology - 12.7%
199	Accenture PLC, Class A	30,556
188	Apple, Inc.	31,291
678	Cisco Systems, Inc.	32,063
649	Intel Corp.	30,581
259	International Business Machines Corp.	34,815
159	Mastercard, Inc., Class A	33,570
293	Microsoft Corp.	30,598
212	NVIDIA Corp.	30,475
666	Oracle Corp.	33,453
361	PayPal Holdings, Inc.(b)	32,042
539	QUALCOMM, Inc.	26,691
329	Texas Instruments, Inc.	33,124
230	Visa, Inc., Class A	31,052

		410,311

	Materials - 1.0%
589	DowDuPont, Inc.	31,694

	Real Estate - 1.0%
170	Simon Property Group, Inc. REIT	30,960

	Utilities - 3.8%
342	Duke Energy Corp.	30,021
660	Exelon Corp.	31,521
172	NextEra Energy, Inc.	30,784
656	Southern Co. (The)	31,882

		124,208

	Total Common Stocks & Other Equity Interests (Cost $3,436,978)	3,235,063

	Money Market Fund - 0.0%
187	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $187)	187

Schedule of Investments(a)

Total Investments in Securities (Cost $3,437,165) - 99.9%	$3,235,250
Other assets less liabilities - 0.1%	4,074

Net Assets - 100.0%	$3,239,324

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight ETF (RSP)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 4.3%
578,827	Activision Blizzard, Inc.	$27,343,788
12,994	Alphabet, Inc., Class A(b)	14,629,815
13,469	Alphabet, Inc., Class C(b)	15,036,388
914,675	AT&T, Inc.	27,495,131
578,056	CBS Corp., Class B	28,590,650
1,625,836	CenturyLink, Inc.	24,907,808
89,330	Charter Communications, Inc., Class A(b)	29,572,697
760,584	Comcast Corp., Class A	27,814,557
320,812	Discovery, Inc., Class A(b)	9,104,645
729,562	Discovery, Inc., Class C(b)	19,442,827
901,770	DISH Network Corp., Class A(b)	27,657,286
347,660	Electronic Arts, Inc.(b)	32,068,158
191,863	Facebook, Inc., Class A(b)	31,981,643
1,244,451	Interpublic Group of Cos., Inc. (The)	28,311,260
104,336	Netflix, Inc.(b)	35,422,072
1,698,524	News Corp., Class A	21,792,063
548,346	News Corp., Class B	7,090,114
364,725	Omnicom Group, Inc.	28,404,783
270,039	Take-Two Interactive Software, Inc.(b)	28,502,616
455,417	TripAdvisor, Inc.(b)	26,131,827
386,030	Twenty-First Century Fox, Inc., Class A	19,035,139
184,324	Twenty-First Century Fox, Inc., Class B	9,042,935
770,538	Twitter, Inc.(b)	25,859,255
484,255	Verizon Communications, Inc.	26,663,080
967,427	Viacom, Inc., Class B	28,461,702
246,428	Walt Disney Co. (The)	27,481,651

		627,843,890

	Consumer Discretionary - 13.0%
168,761	Advance Auto Parts, Inc.	26,866,751
17,363	Amazon.com, Inc.(b)	29,842,309
422,673	Aptiv PLC	33,446,114
31,817	AutoZone, Inc.(b)	26,959,817
499,178	Best Buy Co., Inc.	29,571,305
15,292	Booking Holdings, Inc.(b)	28,027,331
804,543	BorgWarner, Inc.	32,905,809
728,509	Capri Holdings, Ltd.(b)	30,947,062
456,434	CarMax, Inc.(b)(c)	26,829,191
490,670	Carnival Corp.	28,252,779
60,871	Chipotle Mexican Grill, Inc.(b)	32,237,890
785,133	D.R. Horton, Inc.	30,188,364
267,819	Darden Restaurants, Inc.	28,102,248
265,500	Dollar General Corp.	30,646,665
325,397	Dollar Tree, Inc.(b)	31,508,191
965,059	eBay, Inc.(b)	32,474,235
233,551	Expedia Group, Inc.	27,850,957
567,144	Foot Locker, Inc.	31,697,678
3,244,045	Ford Motor Co.	28,547,596
1,038,673	Gap, Inc. (The)	26,423,841
424,306	Garmin Ltd.	29,353,489
794,136	General Motors Co.	30,987,187
279,463	Genuine Parts Co.	27,895,997
1,330,096	Goodyear Tire & Rubber Co. (The)	28,184,734
1,024,428	H&R Block, Inc.	24,166,257
2,036,795	Hanesbrands, Inc.	30,531,557
802,903	Harley-Davidson, Inc.	29,595,005
328,801	Hasbro, Inc.	29,776,219
384,651	Hilton Worldwide Holdings, Inc.	28,648,806
160,417	Home Depot, Inc. (The)	29,441,332
455,996	Kohl’s Corp.	31,322,365
896,496	L Brands, Inc.	24,958,449

770,938	Leggett & Platt, Inc.	$31,577,620
692,951	Lennar Corp., Class A	32,859,736
1,133,029	LKQ Corp.(b)	29,708,020
296,050	Lowe’s Cos., Inc.	28,468,168
902,954	Macy’s, Inc.	23,747,690
256,722	Marriott International, Inc., Class A	29,402,371
2,344,291	Mattel, Inc.(b)(c)	27,756,405
150,877	McDonald’s Corp.	26,973,790
1,044,561	MGM Resorts International	30,751,876
238,888	Mohawk Industries, Inc.(b)	30,766,386
1,251,782	Newell Brands, Inc.(c)	26,550,296
385,295	NIKE, Inc., Class B	31,547,955
568,599	Nordstrom, Inc.	26,388,680
581,996	Norwegian Cruise Line Holdings Ltd.(b)	29,932,054
79,389	O’Reilly Automotive, Inc.(b)	27,362,213
1,091,079	PulteGroup, Inc.	30,342,907
298,945	PVH Corp.	32,617,889
272,316	Ralph Lauren Corp.	31,626,780
352,711	Ross Stores, Inc.	32,491,737
258,100	Royal Caribbean Cruises Ltd.	30,984,905
423,095	Starbucks Corp.	28,829,693
798,824	Tapestry, Inc.	30,922,477
411,487	Target Corp.	30,038,551
334,371	Tiffany & Co.	29,668,739
611,211	TJX Cos., Inc. (The)	30,395,523
309,903	Tractor Supply Co.	26,465,716
112,884	Ulta Beauty, Inc.(b)	32,953,097
743,645	Under Armour, Inc., Class A(b)	15,423,197
762,402	Under Armour, Inc., Class C(b)	14,439,894
367,799	VF Corp.	30,957,642
246,204	Whirlpool Corp.	32,747,594
259,033	Wynn Resorts Ltd.	31,863,649
301,442	Yum! Brands, Inc.	28,329,519

		1,893,080,299

	Consumer Staples - 6.2%
530,720	Altria Group, Inc.	26,191,032
619,571	Archer-Daniels-Midland Co.	27,818,738
587,322	Brown-Forman Corp., Class B	27,750,965
705,810	Campbell Soup Co.	25,006,848
402,223	Church & Dwight Co., Inc.	25,987,628
168,045	Clorox Co. (The)	24,934,517
560,225	Coca-Cola Co. (The)	26,963,629
424,111	Colgate-Palmolive Co.	27,431,500
924,700	Conagra Brands, Inc.	20,010,508
154,252	Constellation Brands, Inc., Class A	26,787,402
133,487	Costco Wholesale Corp.	28,650,315
3,781,025	Coty, Inc., Class A	29,340,754
204,456	Estee Lauder Cos., Inc. (The), Class A	27,891,888
747,492	General Mills, Inc.	33,218,545
256,295	Hershey Co. (The)	27,192,900
620,203	Hormel Foods Corp.	26,246,991
271,207	JM Smucker Co. (The)	28,444,190
457,913	Kellogg Co.	27,021,446
235,385	Kimberly-Clark Corp.	26,217,181
582,362	Kraft Heinz Co. (The)	27,988,318
935,343	Kroger Co. (The)	26,498,267
364,533	Lamb Weston Holdings, Inc.	26,355,736
182,361	McCormick & Co., Inc.	22,547,114
445,792	Molson Coors Brewing Co., Class B	29,694,205
634,649	Mondelez International, Inc., Class A	29,358,863
524,554	Monster Beverage Corp.(b)	30,025,471
242,643	PepsiCo, Inc.	27,338,587
335,018	Philip Morris International, Inc.	25,702,581
286,081	Procter & Gamble Co. (The)	27,598,234
422,293	Sysco Corp.	26,963,408
499,808	Tyson Foods, Inc., Class A	30,948,111
351,021	Walgreens Boots Alliance, Inc.	25,364,777
300,927	Walmart, Inc.	28,837,834

		898,328,483

	Energy - 6.1%
542,484	Anadarko Petroleum Corp.	25,675,768
913,987	Apache Corp.	29,997,053

Schedule of Investments(a)

1,299,407	Baker Hughes a GE Co.	$30,627,023
1,198,904	Cabot Oil & Gas Corp.	29,912,655
242,821	Chevron Corp.	27,839,428
403,260	Cimarex Energy Co.	30,381,608
240,307	Concho Resources, Inc.(b)	28,798,391
428,181	ConocoPhillips	28,983,572
1,069,629	Devon Energy Corp.	28,505,613
300,528	Diamondback Energy, Inc.	30,990,447
276,169	EOG Resources, Inc.	27,395,965
365,697	Exxon Mobil Corp.	26,798,276
953,082	Halliburton Co.	29,888,651
472,633	Helmerich & Payne, Inc.	26,462,722
543,015	Hess Corp.	29,322,810
511,085	HollyFrontier Corp.	28,794,529
1,723,939	Kinder Morgan, Inc.	31,203,296
1,837,711	Marathon Oil Corp.	29,017,457
465,537	Marathon Petroleum Corp.	30,846,482
1,044,575	National Oilwell Varco, Inc.	30,794,071
1,894,408	Newfield Exploration Co.(b)	34,629,778
1,268,435	Noble Energy, Inc.	28,336,838
424,566	Occidental Petroleum Corp.	28,352,517
459,201	ONEOK, Inc.	29,485,296
318,347	Phillips 66	30,373,487
201,534	Pioneer Natural Resources Co.	28,682,319
706,883	Schlumberger Ltd.	31,251,297
1,383,533	TechnipFMC PLC (United Kingdom)	31,765,918
381,255	Valero Energy Corp.	33,481,814
1,188,627	Williams Cos., Inc. (The)	32,009,725

		890,604,806

	Financials - 14.0%
291,837	Affiliated Managers Group, Inc.	30,628,293
619,583	Aflac, Inc.	29,554,109
352,324	Allstate Corp. (The)	30,958,710
261,486	American Express Co.	26,854,612
745,219	American International Group, Inc.	32,215,817
250,827	Ameriprise Financial, Inc.	31,754,698
179,679	Aon PLC	28,071,250
372,628	Arthur J. Gallagher & Co.	27,839,038
306,213	Assurant, Inc.	29,515,871
1,138,637	Bank of America Corp.	32,416,995
567,883	Bank of New York Mellon Corp. (The)	29,711,639
605,322	BB&T Corp.	29,539,714
138,268	Berkshire Hathaway, Inc., Class B(b)	28,419,605
72,300	BlackRock, Inc.	30,010,284
865,623	Brighthouse Financial, Inc.(b)	32,322,363
351,065	Capital One Financial Corp.	28,292,328
273,950	Cboe Global Markets, Inc.	25,551,316
676,787	Charles Schwab Corp. (The)	31,653,328
215,724	Chubb Ltd.	28,702,078
348,146	Cincinnati Financial Corp.	28,241,604
506,622	Citigroup, Inc.	32,656,854
921,035	Citizens Financial Group, Inc.	31,241,507
147,328	CME Group, Inc.	26,854,948
404,095	Comerica, Inc.	31,818,440
447,095	Discover Financial Services	30,174,442
639,955	E*TRADE Financial Corp.	29,860,300
128,370	Everest Re Group Ltd.	28,119,449
1,177,144	Fifth Third Bancorp	31,571,002
308,340	First Republic Bank	29,794,894
881,073	Franklin Resources, Inc.	26,088,572
159,980	Goldman Sachs Group, Inc. (The)	31,677,640
676,868	Hartford Financial Services Group, Inc. (The)	31,758,647
2,271,092	Huntington Bancshares, Inc.	30,069,258
358,554	Intercontinental Exchange, Inc.	27,522,605
1,630,635	Invesco Ltd.(d)	29,710,170
1,579,911	Jefferies Financial Group, Inc.	32,877,948
275,600	JPMorgan Chase & Co.	28,524,600
1,842,333	KeyCorp	30,343,225
516,338	Lincoln National Corp.	30,200,610
613,256	Loews Corp.	29,374,962
188,556	M&T Bank Corp.	31,025,004

333,013	Marsh & McLennan Cos., Inc.	$29,368,416
718,321	MetLife, Inc.	32,805,720
189,927	Moody’s Corp.	30,105,329
703,195	Morgan Stanley	29,745,149
183,705	MSCI, Inc.	31,279,450
319,381	Nasdaq, Inc.	28,118,303
320,008	Northern Trust Corp.	28,307,908
1,838,030	People’s United Financial, Inc.	30,106,931
233,237	PNC Financial Services Group, Inc. (The)	28,611,183
639,032	Principal Financial Group, Inc.	31,996,332
445,792	Progressive Corp. (The)	29,997,344
338,396	Prudential Financial, Inc.	31,179,807
371,796	Raymond James Financial, Inc.	29,929,578
2,068,787	Regions Financial Corp.	31,383,499
165,884	S&P Global, Inc.	31,791,669
438,741	State Street Corp.	31,106,737
534,198	SunTrust Banks, Inc.	31,742,045
145,765	SVB Financial Group(b)	34,018,636
1,156,620	Synchrony Financial	34,744,865
300,519	T. Rowe Price Group, Inc.	28,086,506
358,297	Torchmark Corp.	30,010,957
229,282	Travelers Cos., Inc. (The)	28,784,062
938,694	Unum Group	32,629,003
567,032	US Bancorp	29,009,357
601,098	Wells Fargo & Co.	29,399,703
179,761	Willis Towers Watson PLC	29,263,293
671,065	Zions Bancorp NA	31,935,983

		2,048,976,494

	Health Care - 12.2%
390,682	Abbott Laboratories	28,511,972
326,234	AbbVie, Inc.	26,193,328
87,414	ABIOMED, Inc.(b)	30,688,433
398,489	Agilent Technologies, Inc.	30,305,088
252,580	Alexion Pharmaceuticals, Inc.(b)	31,057,237
128,216	Align Technology, Inc.(b)	31,919,373
186,457	Allergan PLC	26,846,079
349,992	AmerisourceBergen Corp.	29,178,833
143,924	Amgen, Inc.	26,929,620
100,318	Anthem, Inc.	30,396,354
425,039	Baxter International, Inc.	30,811,077
119,460	Becton, Dickinson and Co.	29,800,492
87,868	Biogen, Inc.(b)	29,328,581
772,057	Boston Scientific Corp.(b)	29,453,975
536,039	Bristol-Myers Squibb Co.	26,464,245
552,126	Cardinal Health, Inc.	27,589,736
408,164	Celgene Corp.(b)	36,106,187
216,736	Centene Corp.(b)	28,299,220
497,011	Cerner Corp.(b)	27,290,874
134,876	Cigna Corp.	26,949,574
110,572	Cooper Cos., Inc. (The)	30,823,051
384,516	CVS Health Corp.	25,205,024
275,332	Danaher Corp.	30,539,825
476,377	DaVita, Inc.(b)	26,739,041
755,894	DENTSPLY SIRONA, Inc.	31,709,753
172,641	Edwards Lifesciences Corp.(b)	29,421,479
247,000	Eli Lilly & Co.	29,605,420
421,523	Gilead Sciences, Inc.	29,510,825
218,092	HCA Healthcare, Inc.	30,408,568
343,258	Henry Schein, Inc.(b)	26,671,147
659,026	Hologic, Inc.(b)	29,260,754
92,157	Humana, Inc.	28,475,591
145,266	IDEXX Laboratories, Inc.(b)	30,909,699
84,664	Illumina, Inc.(b)	23,688,141
420,628	Incyte Corp.(b)	33,898,411
56,197	Intuitive Surgical, Inc.(b)	29,426,997
234,200	IQVIA Holdings, Inc.(b)	30,214,142
207,806	Johnson & Johnson	27,654,822
201,139	Laboratory Corp. of America Holdings(b)	28,028,720
236,950	McKesson Corp.	30,388,838
294,907	Medtronic PLC	26,066,830
361,424	Merck & Co., Inc.	26,900,788
47,075	Mettler-Toledo International, Inc.(b)	30,041,382

Schedule of Investments(a)

951,430	Mylan NV(b)	$28,495,329
763,129	Nektar Therapeutics(b)	32,310,882
330,110	PerkinElmer, Inc.	29,874,955
484,987	Perrigo Co. PLC	22,527,646
631,113	Pfizer, Inc.	26,790,747
323,338	Quest Diagnostics, Inc.	28,243,574
72,513	Regeneron Pharmaceuticals, Inc.(b)	31,127,656
244,759	ResMed, Inc.	23,293,714
165,944	Stryker Corp.	29,466,676
30,032	Teleflex, Inc.	8,213,752
118,027	Thermo Fisher Scientific, Inc.	28,995,693
104,294	UnitedHealth Group, Inc.	28,180,239
228,133	Universal Health Services, Inc., Class B	30,234,466
232,073	Varian Medical Systems, Inc.(b)	30,640,598
163,889	Vertex Pharmaceuticals, Inc.(b)	31,288,049
146,255	Waters Corp.(b)	33,817,081
116,607	WellCare Health Plans, Inc.(b)	32,239,503
253,589	Zimmer Biomet Holdings, Inc.	27,783,211
312,478	Zoetis, Inc.	26,923,104

		1,780,156,401

	Industrials - 14.0%
140,935	3M Co.	28,229,280
674,589	A.O. Smith Corp.	32,285,830
443,652	Alaska Air Group, Inc.	28,371,545
320,081	Allegion PLC	27,482,155
852,797	American Airlines Group, Inc.	30,504,549
392,658	AMETEK, Inc.	28,624,768
1,400,172	Arconic, Inc.	26,351,237
87,429	Boeing Co. (The)	33,714,371
329,977	C.H. Robinson Worldwide, Inc.	28,632,104
218,024	Caterpillar, Inc.	29,032,076
162,836	Cintas Corp.	30,533,378
575,342	Copart, Inc.(b)	29,129,565
419,886	CSX Corp.	27,586,510
206,506	Cummins, Inc.	30,379,098
185,491	Deere & Co.	30,420,524
516,530	Delta Air Lines, Inc.	25,532,078
364,972	Dover Corp.	32,055,491
391,604	Eaton Corp. PLC	29,859,805
457,299	Emerson Electric Co.	29,939,366
284,413	Equifax, Inc.	30,437,879
392,158	Expeditors International of Washington, Inc.	27,176,549
513,063	Fastenal Co.	31,019,789
150,130	FedEx Corp.	26,658,584
661,709	Flowserve Corp.	29,141,664
846,968	Fluor Corp.	30,973,620
401,382	Fortive Corp.	30,099,636
683,797	Fortune Brands Home & Security, Inc.	30,976,004
163,568	General Dynamics Corp.	27,997,935
3,935,218	General Electric Co.	39,981,815
186,180	Harris Corp.	28,519,052
203,383	Honeywell International, Inc.	29,211,900
139,384	Huntington Ingalls Industries, Inc.	28,775,827
566,036	IHS Markit Ltd.(b)	29,388,589
210,930	Illinois Tool Works, Inc.	28,962,798
287,996	Ingersoll-Rand PLC	28,811,120
298,200	J.B. Hunt Transport Services, Inc.	31,919,328
470,858	Jacobs Engineering Group, Inc.	30,511,598
864,534	Johnson Controls International PLC	29,195,313
285,908	Kansas City Southern	30,234,771
144,494	L3 Technologies, Inc.	28,447,979
96,141	Lockheed Martin Corp.	27,851,086
943,447	Masco Corp.	30,577,117
1,074,629	Nielsen Holdings PLC	27,596,473
184,744	Norfolk Southern Corp.	30,988,959
106,366	Northrop Grumman Corp.	29,309,151
488,586	PACCAR, Inc.	32,012,155
183,021	Parker-Hannifin Corp.	30,163,691
706,703	Pentair PLC	29,109,097
913,091	Quanta Services, Inc.	32,268,636
162,730	Raytheon Co.	26,811,395

371,491	Republic Services, Inc.	$28,497,075
478,524	Robert Half International, Inc.	30,831,301
176,345	Rockwell Automation, Inc.	29,894,004
755,236	Rollins, Inc.	28,124,989
100,937	Roper Technologies, Inc.	28,591,415
189,164	Snap-on, Inc.	31,399,332
551,796	Southwest Airlines Co.	31,319,941
235,449	Stanley Black & Decker, Inc.	29,770,172
558,701	Textron, Inc.	29,739,654
79,688	TransDigm Group, Inc.(b)	31,158,008
195,496	Union Pacific Corp.	31,097,549
315,079	United Continental Holdings, Inc.(b)	27,496,944
280,141	United Parcel Service, Inc., Class B	29,526,861
263,415	United Rentals, Inc.(b)	32,995,363
233,224	United Technologies Corp.	27,536,758
242,821	Verisk Analytics, Inc.(b)	28,509,614
98,282	W.W. Grainger, Inc.	29,031,520
303,267	Waste Management, Inc.	29,013,554
422,358	Xylem, Inc.	30,097,231

		2,048,424,525

	Information Technology - 13.8%
177,705	Accenture PLC, Class A	27,286,603
120,162	Adobe, Inc.(b)	29,778,547
1,388,912	Advanced Micro Devices, Inc.(b)	33,903,342
425,910	Akamai Technologies, Inc.(b)	27,726,741
159,602	Alliance Data Systems Corp.	28,343,719
333,508	Amphenol Corp., Class A	29,322,023
316,709	Analog Devices, Inc.	31,309,852
184,627	ANSYS, Inc.(b)	30,343,447
167,016	Apple, Inc.	27,798,143
846,530	Applied Materials, Inc.	33,082,392
125,400	Arista Networks, Inc.(b)	26,933,412
210,178	Autodesk, Inc.(b)	30,938,202
205,017	Automatic Data Processing, Inc.	28,669,577
109,698	Broadcom, Inc.	29,426,488
286,026	Broadridge Financial Solutions, Inc.	28,840,002
639,553	Cadence Design Systems, Inc.(b)	30,717,731
603,189	Cisco Systems, Inc.	28,524,808
253,322	Citrix Systems, Inc.	25,975,638
407,836	Cognizant Technology Solutions Corp., Class A	28,418,012
879,359	Corning, Inc.	29,247,480
491,134	DXC Technology Co.	31,491,512
169,174	F5 Networks, Inc.(b)	27,228,555
264,261	Fidelity National Information Services, Inc.	27,623,202
362,342	Fiserv, Inc.(b)	30,049,022
157,896	FleetCor Technologies, Inc.(b)	31,864,992
640,977	FLIR Systems, Inc.	31,330,956
379,083	Fortinet, Inc.(b)	29,026,385
198,651	Gartner, Inc.(b)	26,994,684
274,321	Global Payments, Inc.	30,800,762
1,947,124	Hewlett Packard Enterprise Co.	30,355,663
1,255,760	HP, Inc.	27,664,393
577,509	Intel Corp.	27,212,224
230,513	International Business Machines Corp.	30,985,557
137,549	Intuit, Inc.	29,685,825
236,226	IPG Photonics Corp.(b)	31,418,058
210,385	Jack Henry & Associates, Inc.	28,096,917
995,284	Juniper Networks, Inc.	25,817,667
453,251	Keysight Technologies, Inc.(b)	33,549,639
309,020	KLA-Tencor Corp.	32,932,261
204,170	Lam Research Corp.	34,623,149
141,512	Mastercard, Inc., Class A	29,877,429
523,670	Maxim Integrated Products, Inc.	28,419,571
386,138	Microchip Technology, Inc.(c)	31,033,911
808,165	Micron Technology, Inc.(b)	30,888,066
260,757	Microsoft Corp.	27,230,853
218,229	Motorola Solutions, Inc.	25,513,152
449,934	NetApp, Inc.	28,692,291
188,732	NVIDIA Corp.	27,130,225
593,137	Oracle Corp.	29,793,272

Schedule of Investments(a)

419,410	Paychex, Inc.	$29,694,228
321,787	PayPal Holdings, Inc.(b)	28,561,814
456,696	Qorvo, Inc.(b)	29,849,651
479,683	QUALCOMM, Inc.	23,753,902
156,600	Red Hat, Inc.(b)	27,849,744
201,680	salesforce.com, Inc.(b)	30,649,310
716,981	Seagate Technology PLC	31,747,919
402,372	Skyworks Solutions, Inc.	29,389,251
1,281,378	Symantec Corp.	26,934,566
319,288	Synopsys, Inc.(b)	29,805,535
382,796	TE Connectivity Ltd.	30,987,336
293,223	Texas Instruments, Inc.	29,521,692
326,682	Total System Services, Inc.	29,273,974
181,062	VeriSign, Inc.(b)	30,648,365
204,592	Visa, Inc., Class A	27,621,966
712,716	Western Digital Corp.	32,065,093
1,520,309	Western Union Co. (The)	27,745,639
1,135,475	Xerox Corp.	32,031,750
311,264	Xilinx, Inc.	34,842,892

		2,006,890,979

	Materials - 5.0%
179,798	Air Products & Chemicals, Inc.	29,556,993
325,282	Albemarle Corp.	26,260,016
303,058	Avery Dennison Corp.	31,654,408
575,727	Ball Corp.	30,099,008
322,303	Celanese Corp.	30,863,735
664,358	CF Industries Holdings, Inc.	28,999,227
523,670	DowDuPont, Inc.	28,178,683
389,861	Eastman Chemical Co.	31,430,594
178,966	Ecolab, Inc.	28,307,052
357,927	FMC Corp.	28,562,575
2,636,729	Freeport-McMoRan, Inc.	30,691,526
203,975	International Flavors & Fragrances, Inc.	28,919,576
636,268	International Paper Co.	30,178,191
176,132	Linde PLC (United Kingdom)	28,711,277
335,666	LyondellBasell Industries NV, Class A	29,192,872
158,147	Martin Marietta Materials, Inc.	27,941,412
893,597	Mosaic Co. (The)	28,845,311
838,501	Newmont Mining Corp.	28,601,269
490,150	Nucor Corp.	30,016,786
295,804	Packaging Corp. of America	27,900,233
279,057	PPG Industries, Inc.	29,423,770
823,382	Sealed Air Corp.	32,523,589
72,396	Sherwin-Williams Co. (The)	30,516,362
277,476	Vulcan Materials Co.	28,205,435
622,921	WestRock Co.	25,359,114

		730,939,014

	Real Estate - 6.3%
225,634	Alexandria Real Estate Equities, Inc. REIT	29,718,254
165,999	American Tower Corp. REIT	28,691,267
586,026	Apartment Investment & Management Co., Class A REIT	29,020,008
147,937	AvalonBay Communities, Inc. REIT	28,540,006
219,820	Boston Properties, Inc. REIT	28,987,664
673,479	CBRE Group, Inc., Class A(b)	30,811,664
241,300	Crown Castle International Corp. REIT	28,246,578
241,766	Digital Realty Trust, Inc. REIT	26,192,929
985,010	Duke Realty Corp. REIT	28,801,693
72,043	Equinix, Inc. REIT	28,384,942
395,266	Equity Residential REIT	28,680,501
105,413	Essex Property Trust, Inc. REIT	28,588,006
284,079	Extra Space Storage, Inc. REIT	28,013,030
211,139	Federal Realty Investment Trust REIT	27,990,697
954,715	HCP, Inc. REIT	30,111,711
1,554,522	Host Hotels & Resorts, Inc. REIT	28,074,667
789,237	Iron Mountain, Inc. REIT	29,359,616
1,680,199	Kimco Realty Corp. REIT	28,580,185
578,593	Macerich Co. (The) REIT	26,707,853
272,635	Mid-America Apartment Communities, Inc. REIT	27,612,473
426,469	Prologis, Inc. REIT	29,494,596

135,845	Public Storage REIT	$28,869,779
416,657	Realty Income Corp. REIT	28,620,169
449,424	Regency Centers Corp. REIT	29,212,560
160,226	SBA Communications Corp. REIT(b)	29,246,052
151,317	Simon Property Group, Inc. REIT	27,557,852
309,573	SL Green Realty Corp. REIT	28,613,832
657,988	UDR, Inc. REIT	28,786,975
441,820	Ventas, Inc. REIT	28,492,972
404,318	Vornado Realty Trust REIT	28,265,871
382,165	Welltower, Inc. REIT	29,613,966
1,150,207	Weyerhaeuser Co. REIT	30,181,432

		918,069,800

	Utilities - 5.0%
1,732,885	AES Corp.	28,401,985
609,908	Alliant Energy Corp.	27,122,609
395,940	Ameren Corp.	27,454,480
345,506	American Electric Power Co., Inc.	27,336,435
284,585	American Water Works Co., Inc.	27,226,247
943,397	CenterPoint Energy, Inc.	29,169,835
522,632	CMS Energy Corp.	27,250,033
329,719	Consolidated Edison, Inc.	25,602,680
359,430	Dominion Energy, Inc.	25,246,363
233,880	DTE Energy Co.	27,539,370
304,615	Duke Energy Corp.	26,739,105
463,425	Edison International	26,401,322
307,922	Entergy Corp.	27,463,563
456,556	Evergy, Inc.	26,169,790
396,235	Eversource Energy	27,502,671
587,376	Exelon Corp.	28,053,078
706,531	FirstEnergy Corp.	27,696,015
152,543	NextEra Energy, Inc.	27,302,146
1,005,462	NiSource, Inc.	27,429,003
653,163	NRG Energy, Inc.	26,720,898
302,297	Pinnacle West Capital Corp.	26,638,412
903,542	PPL Corp.	28,298,936
496,384	Public Service Enterprise Group, Inc.	27,077,747
233,335	Sempra Energy	27,295,528
583,973	Southern Co. (The)	28,381,088
371,704	WEC Energy Group, Inc.	27,145,543
520,161	Xcel Energy, Inc.	27,235,630

		735,900,512

	Total Common Stocks & Other Equity Interests (Cost $12,970,094,247)	14,579,215,203

	Money Market Fund - 0.0%
94,901	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $94,901)	94,901

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $12,970,189,148) - 99.9%	14,579,310,104

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.3%
40,635,349	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(e)(f) (Cost $40,635,349)	40,635,349

	Total Investments in Securities (Cost $13,010,824,497) - 100.2%	14,619,945,453

	Other assets less liabilities - (0.2)%	(31,431,964)

	Net Assets - 100.0%	$14,588,513,489

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2019.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco Ltd.	$25,443,974	$19,448,725	$(2,885,725)	$(12,123,302)	$(173,502)	$29,710,170	$989,533

(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Diversified Telecommunication Services - 12.6%
7,060	AT&T, Inc.	$212,224
12,551	CenturyLink, Inc.	192,281
3,739	Verizon Communications, Inc.	205,869

		610,374

	Entertainment - 32.9%
4,469	Activision Blizzard, Inc.	211,115
2,663	Electronic Arts, Inc.(b)	245,635
800	Netflix, Inc.(b)	271,600
2,063	Take-Two Interactive Software, Inc.(b)	217,750
2,980	Twenty-First Century Fox, Inc., Class A	146,944
1,377	Twenty-First Century Fox, Inc., Class B	67,556
7,468	Viacom, Inc., Class B	219,709
1,901	Walt Disney Co. (The)	211,999

		1,592,308

	Interactive Media & Services - 18.1%
100	Alphabet, Inc., Class A(b)	112,589
104	Alphabet, Inc., Class C(b)	116,103
1,481	Facebook, Inc., Class A(b)	246,868
3,516	TripAdvisor, Inc.(b)	201,748
5,949	Twitter, Inc.(b)	199,648

		876,956

	Media - 36.3%
4,441	CBS Corp., Class B	219,652
689	Charter Communications, Inc., Class A(b)	228,093
5,872	Comcast Corp., Class A	214,739
2,429	Discovery, Inc., Class A(b)	68,935
5,591	Discovery, Inc., Class C(b)	149,000
6,963	DISH Network Corp., Class A(b)	213,555
9,605	Interpublic Group of Cos., Inc. (The)	218,514
13,112	News Corp., Class A	168,227
4,235	News Corp., Class B	54,759
2,816	Omnicom Group, Inc.	219,310

		1,754,784

	Total Investments in Securities (Cost $4,817,282) - 99.9%	4,834,422
	Other assets less liabilities - 0.1%	5,023

	Net Assets - 100.0%	$4,839,445

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Auto Components - 5.0%
15,399	Aptiv PLC	$1,218,523
29,326	BorgWarner, Inc.	1,199,433
48,871	Goodyear Tire & Rubber Co. (The)	1,035,577

		3,453,533

	Automobiles - 4.7%
119,196	Ford Motor Co.	1,048,925
28,933	General Motors Co.	1,128,965
29,250	Harley-Davidson, Inc.	1,078,155

		3,256,045

	Distributors - 3.0%
10,269	Genuine Parts Co.	1,025,052
41,282	LKQ Corp.(b)	1,082,414

		2,107,466

	Diversified Consumer Services - 1.3%
37,640	H&R Block, Inc.	887,927

	Hotels, Restaurants & Leisure - 18.7%
18,028	Carnival Corp.	1,038,052
2,218	Chipotle Mexican Grill, Inc.(b)	1,174,675
9,841	Darden Restaurants, Inc.	1,032,616
14,133	Hilton Worldwide Holdings, Inc.	1,052,626
9,433	Marriott International, Inc., Class A	1,080,362
5,540	McDonald’s Corp.	990,441
38,380	MGM Resorts International	1,129,907
21,326	Norwegian Cruise Line Holdings Ltd.(b)	1,096,796
9,483	Royal Caribbean Cruises Ltd.	1,138,434
15,542	Starbucks Corp.	1,059,032
9,518	Wynn Resorts Ltd.	1,170,809
11,075	Yum! Brands, Inc.	1,040,829

		13,004,579

	Household Durables - 12.9%
28,607	D.R. Horton, Inc.	1,099,939
15,590	Garmin Ltd.	1,078,516
28,085	Leggett & Platt, Inc.	1,150,362
25,256	Lennar Corp., Class A	1,197,639
8,681	Mohawk Industries, Inc.(b)	1,118,026
45,994	Newell Brands, Inc.(c)	975,533
39,655	PulteGroup, Inc.	1,102,805
8,971	Whirlpool Corp.	1,193,233

		8,916,053

	Internet & Direct Marketing Retail - 6.2%
638	Amazon.com, Inc.(b)	1,096,550
562	Booking Holdings, Inc.(b)	1,030,039
35,128	eBay, Inc.(b)	1,182,057
8,580	Expedia Group, Inc.	1,023,165

		4,331,811

	Leisure Products - 3.1%
12,081	Hasbro, Inc.	1,094,056
86,136	Mattel, Inc.(b)(c)	1,019,850

		2,113,906

	Multi-line Retail - 9.2%
9,674	Dollar General Corp.	1,116,670
11,828	Dollar Tree, Inc.(b)	1,145,305
16,583	Kohl’s Corp.	1,139,086
33,177	Macy’s, Inc.	872,555
20,891	Nordstrom, Inc.	969,552
15,119	Target Corp.	1,103,687

		6,346,855

	Specialty Retail - 22.7%
6,201	Advance Auto Parts, Inc.	$987,199
1,166	AutoZone, Inc.(b)	987,998
18,341	Best Buy Co., Inc.	1,086,521
16,591	CarMax, Inc.(b)(c)	975,219
20,616	Foot Locker, Inc.	1,152,228
38,164	Gap, Inc. (The)	970,892
5,894	Home Depot, Inc. (The)	1,081,726
32,940	L Brands, Inc.	917,050
10,878	Lowe’s Cos., Inc.	1,046,029
2,917	O’Reilly Automotive, Inc.(b)	1,005,373
12,821	Ross Stores, Inc.	1,181,071
12,286	Tiffany & Co.	1,090,137
22,458	TJX Cos., Inc. (The)	1,116,836
11,386	Tractor Supply Co.	972,364
4,114	Ulta Beauty, Inc.(b)	1,200,959

		15,771,602

	Textiles, Apparel & Luxury Goods - 13.2%
26,767	Capri Holdings, Ltd.(b)	1,137,062
74,837	Hanesbrands, Inc.	1,121,807
14,002	NIKE, Inc., Class B	1,146,484
10,896	PVH Corp.	1,188,863
10,005	Ralph Lauren Corp.	1,161,981
29,351	Tapestry, Inc.	1,136,177
27,323	Under Armour, Inc., Class A(b)	566,679
28,013	Under Armour, Inc., Class C(b)	530,566
13,514	VF Corp.	1,137,473

		9,127,092

	Total Common Stocks (Cost $78,643,521)	69,316,869

	Money Market Fund - 0.0%
31,133	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $31,133)	31,133

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $78,674,654) - 100.0%	69,348,002

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.7%
2,586,526	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $2,586,526)	2,586,526

	Total Investments in Securities (Cost $81,261,180) - 103.7%	71,934,528
	Other assets less liabilities - (3.7)%	(2,554,515)

	Net Assets - 100.0%	$69,380,013

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Beverages - 18.7%
261,454	Brown-Forman Corp., Class B	$12,353,702
249,375	Coca-Cola Co. (The)	12,002,419
67,878	Constellation Brands, Inc., Class A	11,787,693
198,450	Molson Coors Brewing Co., Class B	13,218,755
233,509	Monster Beverage Corp.(b)	13,366,055
107,978	PepsiCo, Inc.	12,165,881

		74,894,505

	Food & Staples Retailing - 15.2%
59,424	Costco Wholesale Corp.	12,754,173
416,373	Kroger Co. (The)	11,795,847
187,991	Sysco Corp.	12,003,225
156,260	Walgreens Boots Alliance, Inc.	11,291,348
133,955	Walmart, Inc.	12,836,908

		60,681,501

	Food Products - 39.2%
275,812	Archer-Daniels-Midland Co.	12,383,959
314,193	Campbell Soup Co.	11,131,858
411,639	Conagra Brands, Inc.	8,907,868
329,156	General Mills, Inc.	14,627,693
114,060	Hershey Co. (The)	12,101,766
276,058	Hormel Foods Corp.	11,682,775
120,736	JM Smucker Co. (The)	12,662,792
203,842	Kellogg Co.	12,028,716
259,253	Kraft Heinz Co. (The)	12,459,699
162,258	Lamb Weston Holdings, Inc.	11,731,253
81,175	McCormick & Co., Inc.	10,036,477
282,518	Mondelez International, Inc., Class A	13,069,283
222,494	Tyson Foods, Inc., Class A	13,776,828

		156,600,967

	Household Products - 14.7%
179,019	Church & Dwight Co., Inc.	11,566,418
74,783	Clorox Co. (The)	11,096,301
188,793	Colgate-Palmolive Co.	12,211,131
104,786	Kimberly-Clark Corp.	11,671,065
127,314	Procter & Gamble Co. (The)	12,281,982

		58,826,897

	Personal Products - 6.4%
1,683,156	Coty, Inc., Class A	13,061,290
91,021	Estee Lauder Cos., Inc. (The), Class A	12,417,085

		25,478,375

	Tobacco - 5.7%
233,336	Altria Group, Inc.	11,515,131
149,143	Philip Morris International, Inc.	11,442,251

		22,957,382

	Total Common Stocks (Cost $444,773,454)	399,439,627

	Money Market Fund - 0.0%
166,720	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $166,720)	166,720

	Total Investments in Securities (Cost $444,940,174) - 99.9%	399,606,347
	Other assets less liabilities - 0.1%	448,685

	Net Assets - 100.0%	$400,055,032

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Energy ETF (RYE)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.8%
	Energy Equipment & Services - 20.2%
306,618	Baker Hughes a GE Co.	$7,226,986
226,792	Halliburton Co.	7,112,197
112,466	Helmerich & Payne, Inc.	6,296,972
246,513	National Oilwell Varco, Inc.	7,267,203
168,209	Schlumberger Ltd.	7,436,520
326,563	TechnipFMC PLC (United Kingdom)	7,497,887

		42,837,765

	Oil, Gas & Consumable Fuels - 79.6%
129,088	Anadarko Petroleum Corp.	6,109,735
217,494	Apache Corp.	7,138,153
282,152	Cabot Oil & Gas Corp.	7,039,692
57,779	Chevron Corp.	6,624,362
95,959	Cimarex Energy Co.	7,229,551
57,182	Concho Resources, Inc.(b)	6,852,691
101,890	ConocoPhillips	6,896,934
254,526	Devon Energy Corp.	6,783,118
70,942	Diamondback Energy, Inc.	7,315,539
65,717	EOG Resources, Inc.	6,519,126
87,021	Exxon Mobil Corp.	6,376,899
129,214	Hess Corp.	6,977,556
121,616	HollyFrontier Corp.	6,851,846
406,739	Kinder Morgan, Inc.	7,361,976
437,300	Marathon Oil Corp.	6,904,967
109,853	Marathon Petroleum Corp.	7,278,860
447,414	Newfield Exploration Co.(b)	8,178,728
301,835	Noble Energy, Inc.	6,742,994
101,029	Occidental Petroleum Corp.	6,746,717
109,272	ONEOK, Inc.	7,016,355
75,746	Phillips 66	7,226,926
47,957	Pioneer Natural Resources Co.	6,825,240
89,727	Valero Energy Corp.	7,879,825
280,469	Williams Cos., Inc. (The)	7,553,030

		168,430,820

	Total Common Stocks (Cost $261,368,892)	211,268,585

	Money Market Fund - 0.1%
128,041	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $128,041)	128,041

	Total Investments in Securities (Cost $261,496,933) - 99.9%	211,396,626
	Other assets less liabilities - 0.1%	181,658

	Net Assets - 100.0%	$211,578,284

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Financials ETF (RYF)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.8%
	Banks - 28.4%
160,754	Bank of America Corp.	$4,576,666
86,186	BB&T Corp.	4,205,877
71,525	Citigroup, Inc.	4,610,501
130,049	Citizens Financial Group, Inc.	4,411,262
57,050	Comerica, Inc.	4,492,117
166,185	Fifth Third Bancorp	4,457,082
42,469	First Republic Bank	4,103,779
323,358	Huntington Bancshares, Inc.	4,281,260
39,240	JPMorgan Chase & Co.	4,061,340
260,096	KeyCorp	4,283,781
26,624	M&T Bank Corp.	4,380,713
258,048	People’s United Financial, Inc.	4,226,826
33,210	PNC Financial Services Group, Inc. (The)	4,073,871
292,150	Regions Financial Corp.	4,431,916
75,418	SunTrust Banks, Inc.	4,481,338
20,525	SVB Financial Group(b)	4,790,125
80,721	US Bancorp	4,129,686
84,558	Wells Fargo & Co.	4,135,732
94,733	Zions Bancorp NA	4,508,343

		82,642,215

	Capital Markets - 30.2%
41,203	Affiliated Managers Group, Inc.	4,324,255
35,713	Ameriprise Financial, Inc.	4,521,266
80,857	Bank of New York Mellon Corp. (The)	4,230,438
10,294	BlackRock, Inc.	4,272,833
39,005	Cboe Global Markets, Inc.	3,637,996
95,539	Charles Schwab Corp. (The)	4,468,359
20,971	CME Group, Inc.	3,822,594
90,362	E*TRADE Financial Corp.	4,216,291
125,447	Franklin Resources, Inc.	3,714,486
22,778	Goldman Sachs Group, Inc. (The)	4,510,272
51,041	Intercontinental Exchange, Inc.	3,917,907
232,167	Invesco Ltd.(c)	4,230,083
27,041	Moody’s Corp.	4,286,269
99,275	Morgan Stanley	4,199,332
26,157	MSCI, Inc.	4,453,752
45,473	Nasdaq, Inc.	4,003,443
45,562	Northern Trust Corp.	4,030,415
52,937	Raymond James Financial, Inc.	4,261,428
23,619	S&P Global, Inc.	4,526,581
61,944	State Street Corp.	4,391,830
42,789	T. Rowe Price Group, Inc.	3,999,060

		88,018,890

	Consumer Finance - 5.9%
37,231	American Express Co.	3,823,624
49,983	Capital One Financial Corp.	4,028,130
63,657	Discover Financial Services	4,296,211
163,289	Synchrony Financial	4,905,201

		17,053,166

	Diversified Financial Services - 3.0%
19,675	Berkshire Hathaway, Inc., Class B(b)	4,044,000
223,087	Jefferies Financial Group, Inc.	4,642,440

		8,686,440

	Insurance - 32.3%
88,215	Aflac, Inc.	4,207,855
49,625	Allstate Corp. (The)	4,360,549
104,968	American International Group, Inc.	4,537,767
25,582	Aon PLC	3,996,676
53,050	Arthur J. Gallagher & Co.	3,963,365
43,598	Assurant, Inc.	4,202,411

123,246	Brighthouse Financial, Inc.(b)	$4,602,006
30,715	Chubb Ltd.	4,086,631
49,555	Cincinnati Financial Corp.	4,019,902
18,277	Everest Re Group Ltd.	4,003,577
95,353	Hartford Financial Services Group, Inc. (The)	4,473,963
73,515	Lincoln National Corp.	4,299,892
87,313	Loews Corp.	4,182,293
47,411	Marsh & McLennan Cos., Inc.	4,181,176
101,188	MetLife, Inc.	4,621,256
90,217	Principal Financial Group, Inc.	4,517,165
63,471	Progressive Corp. (The)	4,270,963
47,776	Prudential Financial, Inc.	4,402,081
51,014	Torchmark Corp.	4,272,933
32,645	Travelers Cos., Inc. (The)	4,098,253
132,545	Unum Group	4,607,264
25,591	Willis Towers Watson PLC	4,165,959

		94,073,937

	Total Common Stocks (Cost $315,286,119)	290,474,648

	Money Market Fund - 0.1%
155,504	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $155,504)	155,504

	Total Investments in Securities (Cost $315,441,623) - 99.9%	290,630,152
	Other assets less liabilities - 0.1%	249,404

	Net Assets - 100.0%	$290,879,556

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2019.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco Ltd.	$5,711,233	$3,354,814	$(2,386,982)	$(2,139,003)	$(309,979)	$4,230,083	$195,656

(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Health Care ETF (RYH)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 15.5%
128,718	AbbVie, Inc.	$10,334,768
100,699	Alexion Pharmaceuticals, Inc.(b)	12,381,949
57,373	Amgen, Inc.	10,735,062
35,033	Biogen, Inc.(b)	11,693,315
161,577	Celgene Corp.(b)	14,293,101
168,058	Gilead Sciences, Inc.	11,765,741
166,334	Incyte Corp.(b)	13,404,857
28,910	Regeneron Pharmaceuticals, Inc.(b)	12,410,196
64,799	Vertex Pharmaceuticals, Inc.(b)	12,370,777

		109,389,766

	Health Care Equipment & Supplies - 30.2%
155,731	Abbott Laboratories	11,365,248
34,850	ABIOMED, Inc.(b)	12,234,789
51,118	Align Technology, Inc.(b)	12,725,826
167,727	Baxter International, Inc.	12,158,530
47,611	Becton, Dickinson and Co.	11,877,040
307,811	Boston Scientific Corp.(b)	11,742,990
44,084	Cooper Cos., Inc. (The)	12,288,856
109,758	Danaher Corp.	12,174,357
298,068	DENTSPLY SIRONA, Inc.	12,503,953
68,817	Edwards Lifesciences Corp.(b)	11,727,793
262,746	Hologic, Inc.(b)	11,665,922
57,915	IDEXX Laboratories, Inc.(b)	12,323,154
22,406	Intuitive Surgical, Inc.(b)	11,732,678
117,581	Medtronic PLC	10,392,985
97,580	ResMed, Inc.	9,286,689
66,159	Stryker Corp.	11,747,854
10,590	Teleflex, Inc.	2,896,365
92,523	Varian Medical Systems, Inc.(b)	12,215,812
101,106	Zimmer Biomet Holdings, Inc.	11,077,173

		214,138,014

	Health Care Providers & Services - 25.7%
139,542	AmerisourceBergen Corp.	11,633,616
39,987	Anthem, Inc.	12,116,061
220,127	Cardinal Health, Inc.	10,999,746
86,408	Centene Corp.(b)	11,282,292
53,657	Cigna Corp.	10,721,205
153,305	CVS Health Corp.	10,049,143
189,928	DaVita, Inc.(b)	10,660,659
86,953	HCA Healthcare, Inc.	12,123,857
136,856	Henry Schein, Inc.(b)	10,633,711
36,740	Humana, Inc.	11,352,292
80,196	Laboratory Corp. of America Holdings(b)	11,175,313
94,459	McKesson Corp.	12,114,367
128,914	Quest Diagnostics, Inc.	11,260,638
41,581	UnitedHealth Group, Inc.	11,235,186
90,958	Universal Health Services, Inc., Class B	12,054,664
46,491	WellCare Health Plans, Inc.(b)	12,853,832

		182,266,582

	Health Care Technology - 1.5%
197,095	Cerner Corp.(b)	10,822,486

	Life Sciences Tools & Services - 11.7%
158,874	Agilent Technologies, Inc.	12,082,368
33,754	Illumina, Inc.(b)	9,444,032
93,370	IQVIA Holdings, Inc.(b)	12,045,664
18,769	Mettler-Toledo International, Inc.(b)	11,977,625
131,609	PerkinElmer, Inc.	11,910,614
47,055	Thermo Fisher Scientific, Inc.	11,560,002
58,314	Waters Corp.(b)	13,483,363

		82,503,668

	Pharmaceuticals - 15.4%
74,340	Allergan PLC	$10,703,473
211,427	Bristol-Myers Squibb Co.	10,438,151
98,451	Eli Lilly & Co.	11,800,337
82,854	Johnson & Johnson	11,026,210
144,085	Merck & Co., Inc.	10,724,247
379,331	Mylan NV(b)	11,360,963
301,825	Nektar Therapeutics(b)	12,779,270
193,360	Perrigo Co. PLC	8,981,572
251,588	Pfizer, Inc.	10,679,911
124,586	Zoetis, Inc.	10,734,330

		109,228,464

	Total Common Stocks (Cost $655,746,939)	708,348,980

	Money Market Fund - 0.0%
152,873	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c)
	(Cost $152,873)	152,873

	Total Investments in Securities (Cost $655,899,812) - 100.0%	708,501,853
	Other assets less liabilities - 0.0%	250,948

	Net Assets - 100.0%	$708,752,801

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Industrials ETF (RGI)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Aerospace & Defense - 16.9%
113,844	Arconic, Inc.	$2,142,544
7,050	Boeing Co. (The)	2,718,621
13,298	General Dynamics Corp.	2,276,219
15,137	Harris Corp.	2,318,686
11,331	Huntington Ingalls Industries, Inc.	2,339,285
11,749	L3 Technologies, Inc.	2,313,143
7,813	Lockheed Martin Corp.	2,263,348
8,555	Northrop Grumman Corp.	2,357,330
13,233	Raytheon Co.	2,180,269
45,428	Textron, Inc.	2,418,132
6,481	TransDigm Group, Inc.(b)	2,534,071
18,918	United Technologies Corp.	2,233,648

		28,095,296

	Air Freight & Logistics - 5.5%
26,549	C.H. Robinson Worldwide, Inc.	2,303,657
31,885	Expeditors International of Washington, Inc.	2,209,630
12,206	FedEx Corp.	2,167,419
22,779	United Parcel Service, Inc., Class B	2,400,907

		9,081,613

	Airlines - 7.0%
36,071	Alaska Air Group, Inc.	2,306,740
69,340	American Airlines Group, Inc.	2,480,292
41,998	Delta Air Lines, Inc.	2,075,961
44,865	Southwest Airlines Co.	2,546,537
25,614	United Continental Holdings, Inc.(b)	2,235,334

		11,644,864

	Building Products - 7.3%
54,271	A.O. Smith Corp.	2,597,410
26,027	Allegion PLC	2,234,678
55,599	Fortune Brands Home & Security, Inc.	2,518,635
70,293	Johnson Controls International PLC	2,373,795
76,077	Masco Corp.	2,465,655

		12,190,173

	Commercial Services & Supplies - 7.1%
13,238	Cintas Corp.	2,482,257
46,780	Copart, Inc.(b)	2,368,471
30,198	Republic Services, Inc.	2,316,489
61,403	Rollins, Inc.	2,286,648
24,659	Waste Management, Inc.	2,359,127

		11,812,992

	Construction & Engineering - 4.6%
68,308	Fluor Corp.	2,498,024
38,285	Jacobs Engineering Group, Inc.	2,480,868
74,242	Quanta Services, Inc.	2,623,712

		7,602,604

	Electrical Equipment - 5.8%
31,927	AMETEK, Inc.	2,327,478
31,840	Eaton Corp. PLC	2,427,800
37,184	Emerson Electric Co.	2,434,437
14,339	Rockwell Automation, Inc.	2,430,747

		9,620,462

	Industrial Conglomerates - 6.1%
11,460	3M Co.	2,295,438
316,520	General Electric Co.	3,215,843
16,471	Honeywell International, Inc.	2,365,730
8,207	Roper Technologies, Inc.	2,324,715

		10,201,726

	Machinery - 20.5%
17,728	Caterpillar, Inc.	2,360,660

16,791	Cummins, Inc.	$2,470,124
15,082	Deere & Co.	2,473,448
29,446	Dover Corp.	2,586,242
53,803	Flowserve Corp.	2,369,484
32,638	Fortive Corp.	2,447,524
17,151	Illinois Tool Works, Inc.	2,355,004
23,417	Ingersoll-Rand PLC	2,342,637
39,726	PACCAR, Inc.	2,602,847
14,881	Parker-Hannifin Corp.	2,452,538
57,462	Pentair PLC	2,366,860
15,254	Snap-on, Inc.	2,532,011
18,986	Stanley Black & Decker, Inc.	2,400,590
34,342	Xylem, Inc.	2,447,211

		34,207,180

	Professional Services - 7.2%
23,127	Equifax, Inc.	2,475,052
46,023	IHS Markit Ltd.(b)	2,389,514
87,376	Nielsen Holdings PLC	2,243,816
38,907	Robert Half International, Inc.	2,506,778
19,742	Verisk Analytics, Inc.(b)	2,317,908

		11,933,068

	Road & Rail - 7.4%
34,139	CSX Corp.	2,242,932
24,246	J.B. Hunt Transport Services, Inc.	2,595,292
23,246	Kansas City Southern	2,458,265
14,893	Norfolk Southern Corp.	2,498,152
15,761	Union Pacific Corp.	2,507,102

		12,301,743

	Trading Companies & Distributors - 4.5%
41,716	Fastenal Co.	2,522,149
21,242	United Rentals, Inc.(b)	2,660,773
7,902	W.W. Grainger, Inc.	2,334,172

		7,517,094

	Total Common Stocks (Cost $179,654,784)	166,208,815

	Money Market Fund - 0.1%
185,353	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $185,353)	185,353

	Total Investments in Securities (Cost $179,840,137) - 100.0%	166,394,168
	Other assets less liabilities - 0.0%	36,396

	Net Assets - 100.0%	$166,430,564

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Materials ETF (RTM)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Chemicals - 55.7%
28,557	Air Products & Chemicals, Inc.	$4,694,485
52,232	Albemarle Corp.	4,216,689
51,195	Celanese Corp.	4,902,433
105,518	CF Industries Holdings, Inc.	4,605,861
84,087	DowDuPont, Inc.	4,524,722
62,071	Eastman Chemical Co.	5,004,164
28,732	Ecolab, Inc.	4,544,541
57,474	FMC Corp.	4,586,425
32,754	International Flavors & Fragrances, Inc.	4,643,862
28,281	Linde PLC (United Kingdom)	4,610,086
53,900	LyondellBasell Industries NV, Class A	4,687,683
143,488	Mosaic Co. (The)	4,631,793
44,319	PPG Industries, Inc.	4,672,995
11,497	Sherwin-Williams Co. (The)	4,846,215

		65,171,954

	Construction Materials - 7.7%
25,395	Martin Marietta Materials, Inc.	4,486,789
44,542	Vulcan Materials Co.	4,527,694

		9,014,483

	Containers & Packaging - 24.4%
48,663	Avery Dennison Corp.	5,082,850
92,441	Ball Corp.	4,832,816
102,166	International Paper Co.	4,845,733
47,497	Packaging Corp. of America	4,479,917
130,763	Sealed Air Corp.	5,165,139
100,024	WestRock Co.	4,071,977

		28,478,432

	Metals & Mining - 12.2%
419,876	Freeport-McMoRan, Inc.	4,887,357
133,236	Newmont Mining Corp.	4,544,680
78,704	Nucor Corp.	4,819,833

		14,251,870

	Total Common Stocks (Cost $134,839,349)	116,916,739

	Money Market Fund - 0.0%
43,600	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $43,600)	43,600

	Total Investments in Securities (Cost $134,882,949) - 100.0%	116,960,339
	Other assets less liabilities - 0.0%	48,352

	Net Assets - 100.0%	$117,008,691

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)

January 31, 2019

(Unaudited)

Number of Shares		Value

	Common Stocks & Other Equity Interests - 99.9%
	Equity REITs - 96.6%
5,668	Alexandria Real Estate Equities, Inc. REIT	$746,532
4,167	American Tower Corp. REIT	720,224
14,719	Apartment Investment & Management Co., Class A REIT	728,885
3,715	AvalonBay Communities, Inc. REIT	716,698
5,522	Boston Properties, Inc. REIT	728,186
6,061	Crown Castle International Corp. REIT	709,501
6,074	Digital Realty Trust, Inc. REIT	658,057
24,743	Duke Realty Corp. REIT	723,485
1,794	Equinix, Inc. REIT	706,836
9,927	Equity Residential REIT	720,303
2,647	Essex Property Trust, Inc. REIT	717,866
7,134	Extra Space Storage, Inc. REIT	703,484
5,303	Federal Realty Investment Trust REIT	703,019
23,983	HCP, Inc. REIT	756,424
39,050	Host Hotels & Resorts, Inc. REIT	705,243
19,826	Iron Mountain, Inc. REIT	737,527
42,207	Kimco Realty Corp. REIT	717,941
14,534	Macerich Co. (The) REIT	670,890
6,847	Mid-America Apartment Communities, Inc. REIT	693,464
10,713	Prologis, Inc. REIT	740,911
3,412	Public Storage REIT	725,118
10,466	Realty Income Corp. REIT	718,910
11,290	Regency Centers Corp. REIT	733,850
4,025	SBA Communications Corp. REIT(b)	734,683
3,802	Simon Property Group, Inc. REIT	692,420
7,777	SL Green Realty Corp. REIT	718,828
16,527	UDR, Inc. REIT	723,056
11,099	Ventas, Inc. REIT	715,775
10,157	Vornado Realty Trust REIT	710,076
9,598	Welltower, Inc. REIT	743,749
28,893	Weyerhaeuser Co. REIT	758,152

		22,280,093

	Real Estate Management & Development - 3.3%
16,917	CBRE Group, Inc., Class A(b)	773,953

	Total Common Stocks & Other Equity Interests (Cost $22,564,882)	23,054,046

	Money Market Fund - 0.1%
11,597	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(C) (Cost $11,597)	11,597

	Total Investments in Securities (Cost $22,576,479) - 100.0%	23,065,643
	Other assets less liabilities - 0.0%	1,841

	Net Assets - 100.0%	$23,067,484

Investment Abbreviations:

Real - Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Technology ETF (RYT)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Communications Equipment - 6.6%
91,043	Arista Networks, Inc.(b)	$19,554,216
437,957	Cisco Systems, Inc.	20,710,986
121,292	F5 Networks, Inc.(b)	19,521,947
722,623	Juniper Networks, Inc.	18,744,841
158,449	Motorola Solutions, Inc.	18,524,273

		97,056,263

	Electronic Equipment, Instruments & Components - 9.2%
241,078	Amphenol Corp., Class A	21,195,578
638,475	Corning, Inc.	21,235,679
465,376	FLIR Systems, Inc.	22,747,579
170,078	IPG Photonics Corp.(b)	22,620,374
326,351	Keysight Technologies, Inc.(b)	24,156,501
274,893	TE Connectivity Ltd.	22,252,588

		134,208,299

	IT Services - 30.4%
129,024	Accenture PLC, Class A	19,811,635
308,255	Akamai Technologies, Inc.(b)	20,067,400
115,871	Alliance Data Systems Corp.	20,577,531
148,844	Automatic Data Processing, Inc.	20,814,345
207,665	Broadridge Financial Solutions, Inc.	20,938,862
296,112	Cognizant Technology Solutions Corp., Class A	20,633,084
353,540	DXC Technology Co.	22,668,985
191,865	Fidelity National Information Services, Inc.	20,055,648
263,070	Fiserv, Inc.(b)	21,816,395
113,427	FleetCor Technologies, Inc.(b)	22,890,703
144,236	Gartner, Inc.(b)	19,600,230
197,514	Global Payments, Inc.	22,176,872
167,366	International Business Machines Corp.	22,497,338
152,752	Jack Henry & Associates, Inc.	20,400,030
102,739	Mastercard, Inc., Class A	21,691,285
304,515	Paychex, Inc.	21,559,662
233,556	PayPal Holdings, Inc.(b)	20,730,431
237,116	Total System Services, Inc.	21,247,965
131,440	VeriSign, Inc.(b)	22,248,849
148,550	Visa, Inc., Class A	20,055,735
1,103,801	Western Union Co. (The)	20,144,368

		442,627,353

	Semiconductors & Semiconductor Equipment - 24.3%
1,008,399	Advanced Micro Devices, Inc.(b)	24,615,020
229,940	Analog Devices, Inc.	22,731,868
614,612	Applied Materials, Inc.	24,019,037
78,748	Broadcom, Inc.	21,124,151
419,291	Intel Corp.	19,756,992
224,188	KLA-Tencor Corp.	23,891,715
148,237	Lam Research Corp.	25,138,030
380,206	Maxim Integrated Products, Inc.	20,633,780
280,110	Microchip Technology, Inc.(c)	22,512,441
586,757	Micron Technology, Inc.(b)	22,425,852
137,021	NVIDIA Corp.	19,696,769
331,581	Qorvo, Inc.(b)	21,672,134
348,271	QUALCOMM, Inc.	17,246,380
292,144	Skyworks Solutions, Inc.	21,338,198
212,896	Texas Instruments, Inc.	21,434,369
225,933	Xilinx, Inc.	25,290,940

		353,527,676

	Software - 18.9%
87,244	Adobe, Inc.(b)	21,620,808

134,038	ANSYS, Inc.(b)	$22,029,145
152,604	Autodesk, Inc.(b)	22,463,309
464,302	Cadence Design Systems, Inc.(b)	22,300,425
183,869	Citrix Systems, Inc.	18,853,927
275,230	Fortinet, Inc.(b)	21,074,361
99,872	Intuit, Inc.	21,554,375
189,260	Microsoft Corp.	19,764,422
430,624	Oracle Corp.	21,630,244
113,697	Red Hat, Inc.(b)	20,219,874
146,434	salesforce.com, Inc.(b)	22,253,575
930,328	Symantec Corp.	19,555,495
228,950	Synopsys, Inc.(b)	21,372,482

		274,692,442

	Technology Hardware, Storage & Peripherals - 10.5%
121,271	Apple, Inc.	20,184,345
1,411,197	Hewlett Packard Enterprise Co.	22,000,561
911,725	HP, Inc.	20,085,302
326,666	NetApp, Inc.	20,831,491
520,546	Seagate Technology PLC	23,049,777
517,463	Western Digital Corp.	23,280,660
820,745	Xerox Corp.	23,153,217

		152,585,353

	Total Common Stocks (Cost $1,339,271,905)	1,454,697,386

	Money Market Fund - 0.1%
818,349	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $818,349)	818,349

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,340,090,254) - 100.0%	1,455,515,735

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.6%
8,061,140	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $8,061,140)	8,061,140

	Total Investments in Securities (Cost $1,348,151,394) - 100.6%	1,463,576,875
	Other assets less liabilities - (0.6)%	(8,171,549)

	Net Assets - 100.0%	$1,455,405,326

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Equal Weight Utilities ETF (RYU)

January 31, 2019

(Unaudited)

Number of Shares		Value

	Common Stocks - 99.9%
	Electric Utilities - 51.9%
256,840	Alliant Energy Corp.	$11,421,675
145,480	American Electric Power Co., Inc.	11,510,378
128,264	Duke Energy Corp.	11,259,014
195,171	Edison International	11,118,892
129,651	Entergy Corp.	11,563,573
192,268	Evergy, Inc.	11,020,802
166,833	Eversource Energy	11,579,878
247,343	Exelon Corp.	11,813,102
297,547	FirstEnergy Corp.	11,663,842
64,223	NextEra Energy, Inc.	11,494,633
127,297	Pinnacle West Capital Corp.	11,217,412
380,517	PPL Corp.	11,917,792
245,934	Southern Co. (The)	11,952,392
219,043	Xcel Energy, Inc.	11,469,091

		161,002,476

	Independent Power & Renewable Electricity Producers - 7.5%
729,780	AES Corp.	11,961,094
275,048	NRG Energy, Inc.	11,252,214

		23,213,308

	Multi-Utilities - 36.8%
166,738	Ameren Corp.	11,561,613
397,269	CenterPoint Energy, Inc.	12,283,558
220,078	CMS Energy Corp.	11,474,867
138,853	Consolidated Edison, Inc.	10,781,935
151,325	Dominion Energy, Inc.	10,629,068
98,461	DTE Energy Co.	11,593,783
423,427	NiSource, Inc.	11,551,089
209,015	Public Service Enterprise Group, Inc.	11,401,768
98,237	Sempra Energy	11,491,764
156,536	WEC Energy Group, Inc.	11,431,824

		114,201,269

	Water Utilities - 3.7%
119,827	American Water Works Co., Inc.	11,463,849

	Total Common Stocks (Cost $293,619,730)	309,880,902

	Money Market Fund - 0.0%
46,978	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $46,978)	46,978

	Total Investments in Securities (Cost $293,666,708) - 99.9%	309,927,880
	Other assets less liabilities - 0.1%	281,851

	Net Assets - 100.0%	$310,209,731

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 3.0%
3,988	AMC Networks, Inc., Class A(b)	$251,005
268	Cable One, Inc.	237,003
9,548	Cars.com, Inc.(b)	260,756
5,600	Cinemark Holdings, Inc.	229,152
4,546	John Wiley & Sons, Inc., Class A	235,392
4,186	Live Nation Entertainment, Inc.(b)	223,993
4,242	Meredith Corp.	230,213
9,213	New York Times Co. (The), Class A(c)	236,866
18,093	TEGNA, Inc.	212,412
6,574	Telephone & Data Systems, Inc.	238,110
3,105	World Wrestling Entertainment, Inc., Class A	255,666
6,402	Yelp, Inc.(b)	233,161

		2,843,729

	Consumer Discretionary - 14.5%
5,463	Aaron’s, Inc.	273,478
12,424	Adient PLC	245,250
4,413	Adtalem Global Education, Inc.(b)	215,796
12,411	American Eagle Outfitters, Inc.	262,120
6,761	AutoNation, Inc.(b)	261,989
19,450	Bed Bath & Beyond, Inc.	293,500
7,917	Big Lots, Inc.	249,702
9,432	Boyd Gaming Corp.	257,682
4,643	Brinker International, Inc.	188,134
4,844	Brunswick Corp.	243,750
2,744	Carter’s, Inc.	227,478
5,120	Cheesecake Factory, Inc. (The)	229,786
2,622	Churchill Downs, Inc.	241,172
1,317	Cracker Barrel Old Country Store, Inc.(c)	220,308
16,577	Dana, Inc.	292,087
1,852	Deckers Outdoor Corp.(b)	237,889
15,496	Delphi Technologies PLC	277,533
6,521	Dick’s Sporting Goods, Inc.	230,256
3,669	Dillard’s, Inc., Class A(c)	245,052
906	Domino’s Pizza, Inc.	257,059
3,249	Dunkin’ Brands Group, Inc.	222,199
6,270	Eldorado Resorts, Inc.(b)	292,307
2,284	Five Below, Inc.(b)	282,599
11,092	Gentex Corp.	234,929
345	Graham Holdings Co., Class B	229,425
1,631	Helen of Troy Ltd.(b)	189,261
5,221	International Speedway Corp., Class A	226,852
2,808	Jack in the Box, Inc.	227,308
11,482	KB Home	245,830
3,120	Marriott Vacations Worldwide Corp.	276,245
15,359	Michaels Cos., Inc. (The)(b)	212,876
2,983	Murphy USA, Inc.(b)	219,400
93	NVR, Inc.(b)	247,380
3,441	Ollie’s Bargain Outlet Holdings, Inc.(b)	268,983
4,969	Papa John’s International, Inc.(c)	210,139
10,028	Penn National Gaming, Inc.(b)	243,079
2,843	Polaris Industries, Inc.	238,471
1,558	Pool Corp.	233,560
12,098	Sally Beauty Holdings, Inc.(b)	208,328
14,392	Scientific Games Corp.(b)(c)	360,664
5,233	Service Corp. International	224,600
6,917	Signet Jewelers Ltd.	168,498
3,814	Six Flags Entertainment Corp.	234,904
9,852	Skechers U.S.A., Inc., Class A(b)	267,679
5,990	Sotheby’s(b)(c)	241,936

4,854	Tempur Sealy International, Inc.(b)(c)	$257,359
3,635	Texas Roadhouse, Inc.	221,153
4,237	Thor Industries, Inc.	275,913
7,002	Toll Brothers, Inc.	258,654
20,108	TRI Pointe Group, Inc.(b)	270,453
6,361	Tupperware Brands Corp.	173,464
6,792	Urban Outfitters, Inc.(b)	219,382
3,754	Visteon Corp.(b)(c)	288,645
4,718	Weight Watchers International, Inc.(b)	150,976
13,502	Wendy’s Co. (The)(c)	233,855
4,324	Williams-Sonoma, Inc.	235,355
6,017	Wyndham Destinations, Inc.	253,556
4,798	Wyndham Hotels & Resorts, Inc.	235,534

		14,031,772

	Consumer Staples - 3.3%
854	Boston Beer Co., Inc. (The), Class A(b)	212,783
1,680	Casey’s General Stores, Inc.	216,182
5,550	Edgewell Personal Care Co.(b)	218,947
4,549	Energizer Holdings, Inc.	215,623
11,850	Flowers Foods, Inc.(c)	232,971
12,229	Hain Celestial Group, Inc. (The)(b)	224,157
2,358	Ingredion, Inc.	233,442
1,214	Lancaster Colony Corp.	193,111
3,537	Nu Skin Enterprises, Inc., Class A	232,204
2,461	Post Holdings, Inc.(b)	228,430
2,291	Sanderson Farms, Inc.	282,022
9,416	Sprouts Farmers Market, Inc.(b)	225,796
6,677	Tootsie Roll Industries, Inc.	231,358
4,177	TreeHouse Foods, Inc.(b)	243,770

		3,190,796

	Energy - 6.4%
7,199	Apergy Corp.(b)	242,030
32,139	Callon Petroleum Co.(b)	261,611
96,832	Chesapeake Energy Corp.(b)(c)	275,971
18,323	CNX Resources Corp.(b)	222,441
3,400	Core Laboratories NV(c)	229,364
21,841	Diamond Offshore Drilling, Inc.(b)(c)	238,722
7,109	Dril-Quip, Inc.(b)	266,161
55,435	Ensco PLC, Class A(c)	243,914
11,630	EQT Corp.	226,436
10,583	Equitrans Midstream Corp.(b)	220,338
12,989	Matador Resources Co.(b)	253,286
31,688	McDermott International, Inc.(b)	279,488
8,196	Murphy Oil Corp.	224,161
38,305	Oasis Petroleum, Inc.(b)	230,596
15,766	Oceaneering International, Inc.(b)	247,369
18,358	Patterson-UTI Energy, Inc.	222,683
7,009	PBF Energy, Inc., Class A	256,670
32,231	QEP Resources, Inc.(b)	266,550
19,218	Range Resources Corp.	211,975
23,260	Rowan Cos. PLC, Class A(b)	283,539
13,502	SM Energy Co.	264,909
59,374	Southwestern Energy Co.(b)	259,464
29,843	Transocean Ltd.(b)	255,755
10,081	World Fuel Services Corp.	250,916
18,677	WPX Energy, Inc.(b)	228,980

		6,163,329

	Financials - 15.8%
371	Alleghany Corp.	234,309
2,468	American Financial Group, Inc.	235,422
5,384	Aspen Insurance Holdings Ltd. (Bermuda)	224,674
10,953	Associated Banc-Corp.	237,132
8,210	BancorpSouth Bank	239,568
3,178	Bank of Hawaii Corp.	245,755
10,403	Bank OZK	315,627
8,168	Brown & Brown, Inc.	221,843
6,432	Cathay General Bancorp	238,756
5,632	Chemical Financial Corp.	250,399
14,334	CNO Financial Group, Inc.	256,292
3,887	Commerce Bancshares, Inc.	232,443
2,449	Cullen/Frost Bankers, Inc.	238,239
5,059	East West Bancorp, Inc.	254,569

Schedule of Investments(a)

6,456	Eaton Vance Corp.	$248,685
3,103	Evercore, Inc., Class A	277,563
21,947	F.N.B. Corp.	255,682
1,011	FactSet Research Systems, Inc.(c)	221,035
9,153	Federated Investors, Inc., Class B	239,168
5,061	First American Financial Corp.	253,455
16,638	First Horizon National Corp.	244,246
14,670	Fulton Financial Corp.	235,453
50,700	Genworth Financial, Inc., Class A(b)	245,388
2,870	Green Dot Corp., Class A(b)	212,437
6,136	Hancock Whitney Corp.	252,067
2,093	Hanover Insurance Group, Inc. (The)	238,686
13,413	Home BancShares, Inc.	245,592
4,335	Interactive Brokers Group, Inc., Class A	218,484
6,493	International Bancshares Corp.	230,307
11,423	Janus Henderson Group PLC (United Kingdom)	249,364
3,413	Kemper Corp.	256,589
8,817	Legg Mason, Inc.	262,747
974	LendingTree, Inc.(b)	288,635
996	MarketAxess Holdings, Inc.	213,911
5,723	MB Financial, Inc.	253,987
4,171	Mercury General Corp.	215,641
23,526	Navient Corp.	268,196
23,951	New York Community Bancorp, Inc.	278,311
10,538	Old Republic International Corp.	212,341
6,926	PacWest Bancorp	267,274
4,734	Pinnacle Financial Partners, Inc.	254,547
2,235	Primerica, Inc.	251,147
3,632	Prosperity Bancshares, Inc.	258,380
1,606	Reinsurance Group of America, Inc.	231,987
1,689	RenaissanceRe Holdings Ltd. (Bermuda)	233,133
4,661	SEI Investments Co.	221,584
2,072	Signature Bank	263,786
25,668	SLM Corp.	274,904
13,225	Sterling Bancorp	254,449
5,338	Stifel Financial Corp.	255,530
7,007	Synovus Financial Corp.	248,188
11,136	TCF Financial Corp.	246,774
4,362	Texas Capital Bancshares, Inc.(b)	254,174
7,772	Trustmark Corp.	245,051
3,660	UMB Financial Corp.	235,558
13,156	Umpqua Holdings Corp.	232,598
7,138	United Bankshares, Inc./WV	252,471
24,234	Valley National Bancorp	245,006
3,020	W.R. Berkley Corp.	232,208
8,476	Washington Federal, Inc.	246,567
4,480	Webster Financial Corp.	241,382
3,345	Wintrust Financial Corp.	237,963

		15,227,659

	Health Care - 8.2%
7,798	Acadia Healthcare Co., Inc.(b)(c)	213,353
21,715	Allscripts Healthcare Solutions, Inc.(b)	256,020
4,706	Avanos Medical, Inc.(b)	214,358
911	Bio-Rad Laboratories, Inc., Class A(b)	227,632
1,493	Bio-Techne Corp.	260,469
2,844	Cantel Medical Corp.	231,559
6,513	Catalent, Inc.(b)	240,525
1,806	Charles River Laboratories International, Inc.(b)	222,481
784	Chemed Corp.	233,585
3,292	Encompass Health Corp.	220,037
10,728	Exelixis, Inc.(b)	252,859
5,062	Globus Medical, Inc., Class A(b)	228,043
2,193	Haemonetics Corp.(b)	216,910
3,634	HealthEquity, Inc.(b)	226,544
2,472	Hill-Rom Holdings, Inc.	247,249
1,019	ICU Medical, Inc.(b)	253,527
1,725	Inogen, Inc.(b)	260,837
4,663	Integra LifeSciences Holdings Corp.(b)	220,840
1,649	Ligand Pharmaceuticals, Inc.(b)(c)	194,747
2,389	LivaNova PLC(b)	220,552

11,751	Mallinckrodt PLC(b)	$256,877
2,108	Masimo Corp.(b)	262,214
3,163	Medidata Solutions, Inc.(b)	224,446
6,224	MEDNAX, Inc.(b)	224,749
1,713	Molina Healthcare, Inc.(b)	227,795
4,093	NuVasive, Inc.(b)	205,223
10,445	Patterson Cos., Inc.	232,819
2,263	PRA Health Sciences, Inc.(b)	239,810
7,028	Prestige Consumer Healthcare, Inc.(b)	196,222
1,994	STERIS PLC	227,436
5,160	Syneos Health, Inc., Class A(b)	263,366
10,622	Tenet Healthcare Corp.(b)	233,578
2,092	United Therapeutics Corp.(b)	241,270
2,156	West Pharmaceutical Services, Inc.	233,430

		7,911,362

	Industrials - 15.2%
1,906	Acuity Brands, Inc.	230,454
8,084	AECOM(b)	247,451
4,120	AGCO Corp.	264,504
3,856	ASGN, Inc.(b)	242,889
9,025	Avis Budget Group, Inc.(b)	240,426
3,356	Brink’s Co. (The)	248,512
2,337	Carlisle Cos., Inc.	251,765
4,063	Clean Harbors, Inc.(b)	240,570
2,969	Crane Co.	245,714
2,184	Curtiss-Wright Corp.	247,928
5,451	Deluxe Corp.	256,033
4,803	Donaldson Co., Inc.	227,086
1,569	Dun & Bradstreet Corp. (The)	227,097
4,184	Dycom Industries, Inc.(b)	242,881
3,552	EMCOR Group, Inc.	231,697
3,004	EnerSys	256,121
1,857	Esterline Technologies Corp.(b)	225,997
3,062	GATX Corp.	231,732
3,004	Genesee & Wyoming, Inc., Class A(b)	235,874
5,404	Graco, Inc.	234,155
5,585	Granite Construction, Inc.	241,384
5,280	Healthcare Services Group, Inc.(c)	230,314
7,271	Herman Miller, Inc.	248,886
6,368	HNI Corp.	247,524
2,193	Hubbell, Inc.	239,761
1,702	IDEX Corp.	234,638
2,392	Insperity, Inc.	255,179
4,625	ITT, Inc.	243,090
13,406	JetBlue Airways Corp.(b)	241,174
14,110	KBR, Inc.(c)	242,692
6,444	Kennametal, Inc.	242,165
3,282	Kirby Corp.(b)	245,855
8,393	Knight-Swift Transportation Holdings, Inc.(c)	266,478
2,413	Landstar System, Inc.	245,112
1,055	Lennox International, Inc.	241,890
2,854	Lincoln Electric Holdings, Inc.	246,700
3,300	ManpowerGroup, Inc.	260,799
5,712	MasTec, Inc.(b)	253,499
2,248	MSA Safety, Inc.	225,205
2,820	MSC Industrial Direct Co., Inc., Class A	235,442
1,904	Nordson Corp.	246,835
19,008	NOW, Inc.(b)	257,178
10,000	nVent Electric PLC (United Kingdom)	250,200
1,828	Old Dominion Freight Line, Inc.	248,480
3,524	Oshkosh Corp.	264,476
34,498	Pitney Bowes, Inc.	248,731
3,089	Regal Beloit Corp.	237,112
10,014	Resideo Technologies, Inc.(b)	219,607
4,598	Ryder System, Inc.	266,270
5,585	Stericycle, Inc.(b)	246,187
1,099	Teledyne Technologies, Inc.(b)	246,418
7,995	Terex Corp.	245,526
5,960	Timken Co. (The)	253,836
3,908	Toro Co. (The)	232,526
10,770	Trinity Industries, Inc.	251,803

Schedule of Investments(a)

1,980	Valmont Industries, Inc.	$255,420
3,080	Wabtec Corp.(c)	213,013
1,531	Watsco, Inc.	225,792
7,511	Werner Enterprises, Inc.	247,262
2,957	Woodward, Inc.	268,643

		14,641,988

	Information Technology - 13.6%
8,213	ACI Worldwide, Inc.(b)	242,776
7,352	ARRIS International PLC(b)	230,779
3,205	Arrow Electronics, Inc.(b)	243,420
5,821	Avnet, Inc.	239,825
5,321	Belden, Inc.	285,259
3,532	Blackbaud, Inc.	252,891
1,438	CACI International, Inc., Class A(b)	240,405
4,730	CDK Global, Inc.	231,344
6,530	Ciena Corp.(b)	248,728
6,277	Cirrus Logic, Inc.(b)	233,191
5,688	Cognex Corp.	258,804
2,032	Coherent, Inc.(b)	240,182
3,977	CommVault Systems, Inc.(b)	262,760
6,211	CoreLogic, Inc.(b)	225,459
5,184	Cree, Inc.(b)	261,429
17,710	Cypress Semiconductor Corp.	245,638
1,218	Fair Isaac Corp.(b)	274,294
5,170	First Solar, Inc.(b)	261,550
4,697	Integrated Device Technology, Inc.(b)	229,448
3,144	InterDigital, Inc.	228,915
3,187	j2 Global, Inc.	239,535
10,331	Jabil, Inc.	275,321
3,954	Leidos Holdings, Inc.	229,332
1,334	Littelfuse, Inc.	234,411
5,026	LiveRamp Holdings, Inc.(b)(c)	218,329
2,650	LogMeIn, Inc.	246,503
5,192	Lumentum Holdings, Inc.(b)	253,941
4,926	Manhattan Associates, Inc.(b)	240,241
3,248	MAXIMUS, Inc.	227,782
3,480	MKS Instruments, Inc.	284,072
1,902	Monolithic Power Systems, Inc.	240,717
4,892	National Instruments Corp.	216,324
9,589	NCR Corp.(b)	256,506
8,585	NetScout Systems, Inc.(b)	222,609
11,170	Perspecta, Inc.	223,959
6,205	Plantronics, Inc.	240,692
2,692	PTC, Inc.(b)	228,255
9,629	Sabre Corp.	221,274
3,298	Science Applications International Corp.	221,428
2,752	Silicon Laboratories, Inc.(b)	210,528
5,933	Synaptics, Inc.(b)	236,133
2,829	SYNNEX Corp.	273,734
2,699	Tech Data Corp.(b)	258,105
6,029	Teradata Corp.(b)	267,567
6,940	Teradyne, Inc.	249,771
6,523	Trimble, Inc.(b)	245,656
1,211	Tyler Technologies, Inc.(b)	229,109
900	Ultimate Software Group, Inc. (The)(b)	245,763
2,373	Universal Display Corp.(c)	246,389
8,119	Versum Materials, Inc.	298,536
3,496	ViaSat, Inc.(b)(c)	219,164
12,215	Vishay Intertechnology, Inc.	238,193
1,540	WEX, Inc.(b)	248,448
1,313	Zebra Technologies Corp., Class A(b)	227,937

		13,153,361

	Materials - 7.5%
9,650	Allegheny Technologies, Inc.(b)	264,313
2,248	AptarGroup, Inc.	222,822
3,092	Ashland Global Holdings, Inc.	234,683
4,845	Bemis Co., Inc.	236,630
5,155	Cabot Corp.	241,718
6,088	Carpenter Technology Corp.	287,719
8,081	Chemours Co. (The)	288,896
13,049	Commercial Metals Co.	227,705
4,915	Compass Minerals International, Inc.	256,809

5,838	Domtar Corp.	$273,802
3,684	Eagle Materials, Inc.	261,564
5,103	Greif, Inc., Class A	199,017
10,557	Louisiana-Pacific Corp.	257,380
4,634	Minerals Technologies, Inc.	271,413
573	NewMarket Corp.	229,824
11,269	Olin Corp.	266,061
13,295	Owens-Illinois, Inc.	266,831
7,856	PolyOne Corp.	254,299
3,048	Reliance Steel & Aluminum Co.	249,570
2,945	Royal Gold, Inc.	257,305
3,733	RPM International, Inc.	213,378
3,552	Scotts Miracle-Gro Co. (The)(c)	264,091
3,912	Sensient Technologies Corp.	245,595
9,039	Silgan Holdings, Inc.	249,657
4,029	Sonoco Products Co.	231,990
7,007	Steel Dynamics, Inc.	256,386
11,269	United States Steel Corp.	254,003
11,690	Valvoline, Inc.	258,466
6,164	Worthington Industries, Inc.	232,568

		7,254,495

	Real Estate - 8.8%
11,881	Alexander & Baldwin, Inc. REIT(b)	273,738
5,200	American Campus Communities, Inc. REIT	239,304
2,502	Camden Property Trust REIT	242,569
10,739	CoreCivic, Inc. REIT	213,384
2,328	CoreSite Realty Corp. REIT	229,983
10,068	Corporate Office Properties Trust REIT	248,579
27,052	Cousins Properties, Inc. REIT	239,410
3,802	CyrusOne, Inc. REIT	206,068
6,363	Douglas Emmett, Inc. REIT	240,712
3,193	EPR Properties REIT	233,281
7,170	First Industrial Realty Trust, Inc. REIT	234,602
10,036	GEO Group, Inc. (The) REIT	226,312
7,454	Healthcare Realty Trust, Inc. REIT	240,690
5,466	Highwoods Properties, Inc. REIT	242,253
8,667	Hospitality Properties Trust REIT	231,062
6,029	JBG SMITH Properties REIT	233,021
1,693	Jones Lang LaSalle, Inc.	242,793
3,425	Kilroy Realty Corp. REIT(c)	241,326
3,191	Lamar Advertising Co., Class A REIT	237,570
4,870	Liberty Property Trust REIT	229,572
2,227	Life Storage, Inc. REIT	218,847
10,652	Mack-Cali Realty Corp. REIT	219,431
13,390	Medical Properties Trust, Inc. REIT	243,698
4,454	National Retail Properties, Inc. REIT	234,770
6,148	Omega Healthcare Investors, Inc. REIT(c)	247,088
6,856	Pebblebrook Hotel Trust REIT	219,735
6,661	PotlatchDeltic Corp. REIT	245,658
7,563	Rayonier, Inc. REIT	230,218
12,997	Realogy Holdings Corp.(c)	230,697
12,052	Sabra Health Care REIT, Inc. REIT	247,548
17,170	Senior Housing Properties Trust REIT	236,431
9,576	Tanger Factory Outlet Centers, Inc. REIT	217,854
4,443	Taubman Centers, Inc. REIT	221,261
13,086	Uniti Group, Inc. REIT	260,542
12,013	Urban Edge Properties REIT	245,306
7,975	Weingarten Realty Investors REIT	228,803

		8,474,116

	Utilities - 3.7%
2,793	ALLETE, Inc.	214,893
6,306	Aqua America, Inc.	221,025
2,291	Atmos Energy Corp.	223,670
3,385	Black Hills Corp.	229,808
5,822	Hawaiian Electric Industries, Inc.	216,520
2,241	IDACORP, Inc.	218,498
8,589	MDU Resources Group, Inc.	220,823
4,039	National Fuel Gas Co.	231,435
4,493	New Jersey Resources Corp.	217,911
3,529	NorthWestern Corp.	225,538
5,423	OGE Energy Corp.	222,072
2,601	ONE Gas, Inc.	213,672

Schedule of Investments(a)

5,101	PNM Resources, Inc.	$217,252
2,729	Southwest Gas Holdings, Inc.	213,735
3,940	UGI Corp.	224,698
3,147	Vectren Corp.	227,780

		3,539,330

	Total Common Stocks & Other Equity Interests (Cost $97,824,372)	96,431,937

	Money Market Fund - 0.0%
29,482	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $29,482)	29,482

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $97,853,854) - 100.0%	96,461,419

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.4%
5,217,506	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $5,217,506)	5,217,506

	Total Investments in Securities (Cost $103,071,360) - 105.4%	101,678,925
	Other assets less liabilities - (5.4)%	(5,203,702)

	Net Assets - 100.0%	$96,475,223

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Communication Services - 2.5%
697	ATN International, Inc.	$51,982
2,043	Care.com, Inc.(b)	48,562
5,821	Cincinnati Bell, Inc.(b)	48,547
1,163	Cogent Communications Holdings, Inc.	56,347
4,841	Consolidated Communications Holdings, Inc.(c)	51,702
3,331	E.W. Scripps Co. (The), Class A	62,556
20,594	Frontier Communications Corp.(b)(c)	41,188
5,514	Gannett Co., Inc.	61,150
2,705	Iridium Communications, Inc.(b)	52,423
1,278	Marcus Corp. (The)	56,961
4,449	New Media Investment Group, Inc.	60,818
3,413	QuinStreet, Inc.(b)	64,984
1,220	Scholastic Corp.	50,862
4,048	Spok Holdings, Inc.	56,024
4,377	TechTarget, Inc.(b)	63,467
5,729	Vonage Holdings Corp.(b)	52,191

		879,764

	Consumer Discretionary - 15.8%
2,877	Abercrombie & Fitch Co., Class A	62,345
4,824	American Axle & Manufacturing Holdings, Inc.(b)	71,299
1,873	American Public Education, Inc.(b)	55,422
820	Asbury Automotive Group, Inc.(b)	57,933
22,011	Ascena Retail Group, Inc.(b)	53,927
12,883	Barnes & Noble Education, Inc.(b)	73,691
8,377	Barnes & Noble, Inc.	50,513
2,203	Belmond Ltd., Class A (United Kingdom)(b)	54,899
1,005	BJ’s Restaurants, Inc.	50,079
2,863	Buckle, Inc. (The)(c)	49,730
1,921	Caleres, Inc.	57,323
3,269	Callaway Golf Co.	53,252
4,301	Career Education Corp.(b)	55,526
3,850	Cato Corp. (The), Class A	57,172
389	Cavco Industries, Inc.(b)	64,687
9,555	Chico’s FAS, Inc.	55,419
587	Children’s Place, Inc. (The)	56,798
2,794	Chuy’s Holdings, Inc.(b)	63,480
1,741	Cooper Tire & Rubber Co.	61,283
835	Cooper-Standard Holdings, Inc.(b)	63,844
2,196	Core-Mark Holding Co., Inc.	61,224
2,141	Crocs, Inc.(b)	61,489
1,191	Dave & Buster’s Entertainment, Inc.	61,277
663	Dine Brands Global, Inc.(c)	50,567
632	Dorman Products, Inc.(b)	54,320
2,331	DSW, Inc., Class A	63,520
3,612	El Pollo Loco Holdings, Inc.(b)	59,562
2,915	Ethan Allen Interiors, Inc.	55,327
9,743	Express, Inc.(b)	51,638
3,293	Fiesta Restaurant Group, Inc.(b)	48,934
3,424	Fossil Group, Inc.(b)	58,071
884	Fox Factory Holding Corp.(b)	52,448
4,261	GameStop Corp., Class A(c)	48,320
4,508	Garrett Motion, Inc. (Switzerland)(b)	71,993
1,266	Genesco, Inc.(b)	57,198
1,318	Gentherm, Inc.(b)	56,094
1,896	G-III Apparel Group Ltd.(b)	66,114
1,074	Group 1 Automotive, Inc.	65,546
2,657	Guess?, Inc.	51,838
2,826	Haverty Furniture Cos., Inc.(c)	57,566

3,911	Hibbett Sports, Inc.(b)	$63,906
1,660	Installed Building Products, Inc.(b)	69,903
629	iRobot Corp.(b)(c)	56,478
45,306	J.C. Penney Co., Inc.(b)(c)	59,804
5,304	Kirkland’s, Inc.(b)	54,207
2,113	La-Z-Boy, Inc.	62,587
870	LCI Industries	71,723
1,326	LGI Homes, Inc.(b)(c)	78,632
7,593	Liquidity Services, Inc.(b)	63,553
786	Lithia Motors, Inc., Class A	69,915
5,362	Lumber Liquidators Holdings, Inc.(b)(c)	64,451
2,415	M/I Homes, Inc.(b)	63,973
2,787	MarineMax, Inc.(b)	49,553
1,980	MDC Holdings, Inc.	65,201
1,471	Meritage Homes Corp.(b)	66,313
1,408	Monarch Casino & Resort, Inc.(b)	60,882
725	Monro, Inc.	51,953
2,920	Motorcar Parts of America, Inc.(b)(c)	58,400
1,721	Movado Group, Inc.	54,986
4,824	Nautilus, Inc.(b)	36,228
1,241	Nutrisystem, Inc.	53,872
19,770	Office Depot, Inc.	58,321
781	Oxford Industries, Inc.	59,809
2,397	PetMed Express, Inc.(c)	56,761
1,730	Red Robin Gourmet Burgers, Inc.(b)	55,325
3,413	Regis Corp.(b)	63,652
3,755	Rent-A-Center, Inc.(b)	65,712
429	RH(b)(c)	58,288
2,401	Ruth’s Hospitality Group, Inc.	55,463
1,188	Shake Shack, Inc., Class A(b)	56,739
1,665	Shoe Carnival, Inc.(c)	61,405
1,256	Shutterfly, Inc.(b)	57,726
1,477	Shutterstock, Inc.	59,095
1,647	Sleep Number Corp.(b)	59,292
4,027	Sonic Automotive, Inc., Class A	61,613
337	Stamps.com, Inc.(b)	62,709
1,113	Standard Motor Products, Inc.	54,715
1,889	Steven Madden Ltd.	61,676
423	Strategic Education, Inc.	46,276
1,024	Sturm Ruger & Co., Inc.(c)	55,788
9,606	Superior Industries International, Inc.	49,471
3,755	Tailored Brands, Inc.	47,426
10,181	Tile Shop Holdings, Inc.	77,274
1,198	TopBuild Corp.(b)	63,266
2,327	Unifi, Inc.(b)	49,775
1,961	Universal Electronics, Inc.(b)	55,241
6,344	Vera Bradley, Inc.(b)	56,779
5,105	Vista Outdoor, Inc.(b)	50,948
10,297	Vitamin Shoppe, Inc.(b)	47,572
4,736	William Lyon Homes, Class A(b)	62,799
860	Wingstop, Inc.	56,459
2,633	Winnebago Industries, Inc.	75,304
1,678	Wolverine World Wide, Inc.	57,572
2,857	Zumiez, Inc.(b)	72,596

		5,531,035

	Consumer Staples - 3.2%
1,781	Andersons, Inc. (The)	62,424
30,716	Avon Products, Inc. (United Kingdom)(b)	71,875
1,755	B&G Foods, Inc.(c)	46,788
635	Calavo Growers, Inc.	51,664
1,205	Cal-Maine Foods, Inc.	50,827
358	Central Garden & Pet Co.(b)	14,037
1,417	Central Garden & Pet Co., Class A(b)	50,474
1,491	Chefs’ Warehouse, Inc. (The)(b)	47,891
259	Coca-Cola Consolidated, Inc.	55,892
2,604	Darling Ingredients, Inc.(b)	55,387
12,136	Dean Foods Co.	50,607
896	Inter Parfums, Inc.	59,548
354	J&J Snack Foods Corp.	54,640
874	John B. Sanfilippo & Son, Inc.	59,650
408	Medifast, Inc.	51,914
962	MGP Ingredients, Inc.(c)	69,062

Schedule of Investments(a)

1,677	Seneca Foods Corp., Class A(b)	$47,962
3,058	SpartanNash Co.	63,454
4,970	United Natural Foods, Inc.(b)(c)	65,107
885	Universal Corp.	51,065
303	WD-40 Co.(c)	55,070

		1,135,338

	Energy - 6.1%
6,314	Archrock, Inc.	59,604
2,338	Bonanza Creek Energy, Inc.(b)	53,891
18,555	Bristow Group, Inc.(b)(c)	61,046
3,726	C&J Energy Services, Inc.(b)	59,877
14,977	CARBO Ceramics, Inc.(b)(c)	60,357
4,344	Carrizo Oil & Gas, Inc.(b)	53,344
1,670	CONSOL Energy, Inc.(b)	59,335
26,138	Denbury Resources, Inc.(b)	53,060
5,657	Era Group, Inc.(b)	53,289
2,742	Exterran Corp.(b)	47,601
3,906	Geospace Technologies Corp.(b)	58,707
3,781	Green Plains, Inc.(c)	53,728
6,997	Gulf Island Fabrication, Inc.(b)	66,402
6,337	Gulfport Energy Corp.(b)	53,168
8,351	Helix Energy Solutions Group, Inc.(b)	57,037
21,073	HighPoint Resources Corp.(b)(c)	59,005
2,288	KLX Energy Services Holdings, Inc.(b)	59,625
13,764	Laredo Petroleum, Inc.(b)	52,303
2,994	Matrix Service Co.(b)	64,221
21,404	Nabors Industries Ltd.	63,356
8,237	Newpark Resources, Inc.(b)	68,450
16,884	Noble Corp. PLC(b)	55,717
3,375	Oil States International, Inc.(b)	58,118
3,526	Par Pacific Holdings, Inc.(b)	57,333
1,758	PDC Energy, Inc.(b)	57,258
932	Penn Virginia Corp.(b)	48,893
31,609	Pioneer Energy Services Corp.(b)	46,781
3,696	ProPetro Holding Corp.(b)	60,393
2,190	Renewable Energy Group, Inc.(b)(c)	63,291
812	REX American Resources Corp.(b)	59,219
9,939	Ring Energy, Inc.(b)(c)	58,441
1,390	SEACOR Holdings, Inc.(b)	57,532
11,592	SRC Energy, Inc.(b)	57,033
14,232	Superior Energy Services, Inc.(b)	55,647
30,543	TETRA Technologies, Inc.(b)	65,057
3,091	Unit Corp.(b)	49,332
4,807	US Silica Holdings, Inc.(c)	64,798

		2,132,249

	Financials - 16.2%
3,430	Ambac Financial Group, Inc.(b)	64,896
1,861	American Equity Investment Life Holding Co.	58,287
1,598	Ameris Bancorp	60,644
902	AMERISAFE, Inc.	53,588
2,914	Apollo Commercial Real Estate Finance, Inc. REIT	53,035
2,504	ARMOUR Residential REIT, Inc. REIT	52,634
1,927	Axos Financial, Inc.(b)	58,504
3,906	Banc of California, Inc.	56,949
976	Banner Corp.	53,231
1,937	Berkshire Hills Bancorp, Inc.	52,783
1,990	Blucora, Inc.(b)	58,725
4,916	Boston Private Financial Holdings, Inc.	57,026
3,845	Brookline Bancorp, Inc.	57,175
7,357	Capstead Mortgage Corp. REIT	54,221
2,139	Central Pacific Financial Corp.	61,240
758	City Holding Co.	54,333
1,473	Columbia Banking System, Inc.	54,133
904	Community Bank System, Inc.	54,195
3,051	Customers Bancorp, Inc.(b)	60,013
2,628	CVB Financial Corp.	57,579
3,217	Dime Community Bancshares, Inc.	63,439
3,530	Donnelley Financial Solutions, Inc.(b)	51,679
1,084	Eagle Bancorp, Inc.(b)	59,490
1,539	eHealth, Inc.(b)	94,125

1,274	Employers Holdings, Inc.	$53,979
2,470	Encore Capital Group, Inc.(b)(c)	72,964
2,785	Enova International, Inc.(b)	64,194
6,527	EZCORP, Inc., Class A(b)	60,832
2,538	Fidelity Southern Corp.	77,307
6,293	First BanCorp, Inc./Puerto Rico	67,020
4,402	First Commonwealth Financial Corp.	59,867
2,175	First Financial Bancorp	57,268
915	First Financial Bankshares, Inc.(c)	55,907
2,634	First Midwest Bancorp, Inc.	58,001
695	FirstCash, Inc.	57,289
1,983	Flagstar Bancorp, Inc.	61,176
1,991	Franklin Financial Network, Inc.	63,453
1,285	Glacier Bancorp, Inc.	54,201
2,904	Granite Point Mortgage Trust, Inc. REIT	56,686
1,636	Great Western Bancorp, Inc.	57,734
2,249	Greenhill & Co., Inc.	56,360
2,768	Hanmi Financial Corp.	60,702
1,032	HCI Group, Inc.(c)	48,896
1,758	Heritage Financial Corp.	54,463
2,330	HomeStreet, Inc.(b)	57,015
4,356	Hope Bancorp, Inc.	62,334
1,443	Horace Mann Educators Corp.	60,101
759	Independent Bank Corp.	60,553
1,433	INTL. FCStone, Inc.(b)	54,784
3,456	Invesco Mortgage Capital, Inc. REIT(d)	55,642
1,809	Investment Technology Group, Inc.	54,740
1,489	James River Group Holdings Ltd.	57,431
1,616	LegacyTexas Financial Group, Inc.	64,381
31,426	Maiden Holdings Ltd.	40,540
2,716	Meta Financial Group, Inc.	63,962
1,666	National Bank Holdings Corp., Class A	53,245
782	Navigators Group, Inc. (The)	54,584
1,532	NBT Bancorp, Inc.	54,570
8,971	New York Mortgage Trust, Inc. REIT	56,338
3,015	NMI Holdings, Inc., Class A(b)	66,330
4,051	Northfield Bancorp, Inc.	57,970
3,227	Northwest Bancshares, Inc.	56,924
3,240	OFG Bancorp	62,791
3,337	Old National Bancorp	53,859
2,841	Opus Bank	59,377
3,673	Oritani Financial Corp.	61,927
2,132	Pacific Premier Bancorp, Inc.	63,427
2,634	PennyMac Mortgage Investment Trust REIT	53,312
816	Piper Jaffray Cos.	56,328
2,180	PRA Group, Inc.(b)	64,332
1,252	Preferred Bank	58,293
1,383	ProAssurance Corp.	58,999
2,297	Provident Financial Services, Inc.	56,759
3,419	Redwood Trust, Inc. REIT	55,148
759	RLI Corp.	50,102
1,379	S&T Bancorp, Inc.	52,981
635	Safety Insurance Group, Inc.	52,267
2,061	Seacoast Banking Corp. of Florida(b)	56,719
864	Selective Insurance Group, Inc.	52,635
1,620	ServisFirst Bancshares, Inc.	54,675
2,178	Simmons First National Corp., Class A	53,884
1,712	Southside Bancshares, Inc.	56,479
1,321	Stewart Information Services Corp.	58,718
5,628	Third Point Reinsurance Ltd. (Bermuda)(b)	59,150
733	Tompkins Financial Corp.	53,905
1,650	Triumph Bancorp, Inc.(b)	50,259
7,701	TrustCo Bank Corp. NY	59,760
2,446	United Community Banks, Inc.	62,911
1,026	United Fire Group, Inc.	53,352
3,110	United Insurance Holdings Corp.	50,755
1,373	Universal Insurance Holdings, Inc.	51,790
2,396	Veritex Holdings, Inc.	63,398
673	Virtus Investment Partners, Inc.	60,550
2,989	Waddell & Reed Financial, Inc., Class A(c)	51,172
1,289	Walker & Dunlop, Inc.	61,962

Schedule of Investments(a)

962	Westamerica Bancorporation(c)	$60,279
8,339	WisdomTree Investments, Inc.	55,871
549	World Acceptance Corp.(b)	56,926

		5,676,719

	Health Care - 11.1%
3,360	Acorda Therapeutics, Inc.(b)	55,877
745	Addus HomeCare Corp.(b)	44,812
12,300	Akorn, Inc.(b)	46,248
3,236	AMAG Pharmaceuticals, Inc.(b)	52,973
438	Amedisys, Inc.(b)	57,448
965	AMN Healthcare Services, Inc.(b)	62,522
2,676	Amphastar Pharmaceuticals, Inc.(b)	60,906
2,590	AngioDynamics, Inc.(b)	54,649
1,025	ANI Pharmaceuticals, Inc.(b)	55,083
1,798	Anika Therapeutics, Inc.(b)	68,306
13,424	Assertio Therapeutics, Inc.(b)	59,871
842	BioTelemetry, Inc.(b)	60,472
1,306	Cambrex Corp.(b)	57,007
13,869	Community Health Systems, Inc.(b)(c)	54,644
2,138	Computer Programs & Systems, Inc.(c)	56,101
853	CONMED Corp.	60,008
3,375	Corcept Therapeutics, Inc.(b)	37,732
846	CorVel Corp.(b)	52,850
6,917	Cross Country Healthcare, Inc.(b)	66,611
1,902	CryoLife, Inc.(b)	53,085
3,291	Cutera, Inc.(b)	47,259
7,061	Cytokinetics, Inc.(b)	49,639
3,797	Diplomat Pharmacy, Inc.(b)	55,056
1,237	Eagle Pharmaceuticals, Inc.(b)	52,276
892	Emergent BioSolutions, Inc.(b)	55,652
737	Enanta Pharmaceuticals, Inc.(b)	58,540
5,335	Endo International PLC(b)	52,016
1,270	Ensign Group, Inc. (The)	55,334
2,144	HealthStream, Inc.	53,943
562	Heska Corp.(b)	55,413
1,704	HMS Holdings Corp.(b)	51,103
3,234	Innoviva, Inc.(b)	55,301
645	Integer Holdings Corp.(b)	52,239
11,327	Invacare Corp.(c)	58,221
11,210	Lannett Co., Inc.(b)(c)	83,627
3,144	Lantheus Holdings, Inc.(b)	52,882
2,183	LeMaitre Vascular, Inc.	52,043
548	LHC Group, Inc.(b)	57,940
2,130	Luminex Corp.	59,406
907	Magellan Health, Inc.(b)	59,100
2,852	Medicines Co. (The)(b)(c)	65,910
1,008	Medpace Holdings, Inc.(b)	64,915
3,112	Meridian Bioscience, Inc.	51,006
966	Merit Medical Systems, Inc.(b)	54,608
4,773	Momenta Pharmaceuticals, Inc.(b)	56,608
1,745	Myriad Genetics, Inc.(b)	49,192
1,698	Natus Medical, Inc.(b)	57,290
874	Neogen Corp.(b)	53,235
3,361	NeoGenomics, Inc.(b)	55,860
3,254	NextGen Healthcare, Inc.(b)	57,531
820	Omnicell, Inc.(b)	53,407
4,748	OraSure Technologies, Inc.(b)	61,012
990	Orthofix Medical, Inc.(b)	53,569
8,416	Owens & Minor, Inc.	63,709
1,650	Phibro Animal Health Corp., Class A	51,513
11,819	Progenics Pharmaceuticals, Inc.(b)	52,358
810	Providence Service Corp. (The)(b)	51,953
14,232	Quorum Health Corp.(b)(c)	41,700
1,189	REGENXBIO, Inc.(b)	52,268
949	Repligen Corp.(b)	54,102
3,242	Select Medical Holdings Corp.(b)	50,640
4,695	Spectrum Pharmaceuticals, Inc.(b)	52,584
1,520	Supernus Pharmaceuticals, Inc.(b)	57,958
985	Surmodics, Inc.(b)	56,411
776	Tabula Rasa HealthCare, Inc.(b)	46,777
1,077	Tactile Systems Technology, Inc.(b)(c)	71,707
2,045	Tivity Health, Inc.(b)	45,522

498	US Physical Therapy, Inc.	$52,733
2,072	Vanda Pharmaceuticals, Inc.(b)	56,213
2,321	Varex Imaging Corp.(b)	66,125

		3,892,611

	Industrials - 16.5%
1,540	AAON, Inc.	56,888
1,336	AAR Corp.	50,341
2,099	ABM Industries, Inc.	71,765
2,343	Actuant Corp., Class A	53,631
3,143	Aegion Corp.(b)	57,045
1,548	Aerojet Rocketdyne Holdings, Inc.(b)(c)	61,100
721	Aerovironment, Inc.(b)	55,993
714	Alamo Group, Inc.	61,497
805	Albany International Corp., Class A	55,271
459	Allegiant Travel Co.	59,670
927	American Woodmark Corp.(b)	64,844
1,702	Apogee Enterprises, Inc.	57,987
952	Applied Industrial Technologies, Inc.	56,178
1,553	ArcBest Corp.	58,424
2,231	Arcosa, Inc.	65,658
1,758	Astec Industries, Inc.	65,081
1,201	Atlas Air Worldwide Holdings, Inc.(b)	63,917
1,218	Axon Enterprise, Inc.(b)	62,130
1,280	AZZ, Inc.	57,280
981	Barnes Group, Inc.	57,958
1,321	Brady Corp., Class A	59,062
4,060	Briggs & Stratton Corp.	52,293
887	Chart Industries, Inc.(b)	66,259
1,994	CIRCOR International, Inc.(b)	55,134
1,206	Comfort Systems USA, Inc.	57,852
964	Cubic Corp.	61,956
1,685	DXP Enterprises, Inc.(b)	55,453
2,585	Echo Global Logistics, Inc.(b)	61,420
1,139	Encore Wire Corp.	61,392
873	EnPro Industries, Inc.	57,662
815	ESCO Technologies, Inc.	53,065
1,091	Exponent, Inc.	54,506
2,643	Federal Signal Corp.	58,093
1,279	Forrester Research, Inc.	57,440
965	Forward Air Corp.	56,481
1,331	Franklin Electric Co., Inc.	63,595
888	FTI Consulting, Inc.(b)	60,668
1,602	Gibraltar Industries, Inc.(b)	57,111
1,342	Greenbrier Cos., Inc. (The)	56,914
5,139	Griffon Corp.	81,762
2,466	Harsco Corp.(b)	52,526
1,859	Hawaiian Holdings, Inc.	59,525
3,005	Heartland Express, Inc.(c)	60,130
1,621	Heidrick & Struggles International, Inc.	53,574
1,368	Hillenbrand, Inc.	58,003
1,483	Hub Group, Inc., Class A(b)	66,008
2,204	Insteel Industries, Inc.	48,686
3,752	Interface, Inc.	61,570
769	John Bean Technologies Corp.	61,089
972	Kaman Corp.	57,465
2,665	Kelly Services, Inc., Class A	59,696
1,269	Korn Ferry	57,866
561	Lindsay Corp.	48,179
7,006	LSC Communications, Inc.	55,558
2,835	Lydall, Inc.(b)	75,184
3,242	Marten Transport Ltd.	62,733
1,572	Matson, Inc.	52,678
1,330	Matthews International Corp., Class A	59,172
1,124	Mercury Systems, Inc.(b)	65,900
1,675	Mobile Mini, Inc.	63,298
701	Moog, Inc., Class A	62,718
2,265	Mueller Industries, Inc.	58,686
1,513	Multi-Color Corp.	70,430
1,950	MYR Group, Inc.(b)	59,417
448	National Presto Industries, Inc.	53,590
2,341	Navigant Consulting, Inc.	60,679
12,792	Orion Group Holdings, Inc.(b)	53,982

Schedule of Investments(a)

1,795	Patrick Industries, Inc.(b)	$71,621
3,313	PGT Innovations, Inc.(b)	55,128
2,194	Powell Industries, Inc.	61,235
479	Proto Labs, Inc.(b)	59,468
4,072	Quanex Building Products Corp.	63,727
1,461	Raven Industries, Inc.	54,042
3,661	Resources Connection, Inc.	61,175
11,280	RR Donnelley & Sons Co.	57,528
1,010	Saia, Inc.(b)	60,570
1,025	Simpson Manufacturing Co., Inc.	62,915
1,205	SkyWest, Inc.	61,395
2,023	SPX Corp.(b)	60,184
1,741	SPX FLOW, Inc.(b)	57,053
776	Standex International Corp.	57,874
3,586	Team, Inc.(b)(c)	51,423
999	Tennant Co.	58,671
996	Tetra Tech, Inc.	54,969
10,496	Titan International, Inc.	58,988
923	Trex Co., Inc.(b)	64,388
4,109	Triumph Group, Inc.	73,346
2,320	TrueBlue, Inc.(b)	56,585
389	UniFirst Corp.	53,849
2,074	Universal Forest Products, Inc.	63,921
832	US Ecology, Inc.	52,973
2,041	Veritiv Corp.(b)	69,700
1,152	Viad Corp.	60,710
1,631	Vicor Corp.(b)	64,245
4,192	Wabash National Corp.	58,436
1,933	WageWorks, Inc.(b)	60,986
775	Watts Water Technologies, Inc., Class A	58,024

		5,784,247

	Information Technology - 15.5%
5,115	3D Systems Corp.(b)(c)	65,267
2,932	8x8, Inc.(b)	51,633
4,719	ADTRAN, Inc.	68,803
1,326	Advanced Energy Industries, Inc.(b)	68,011
3,501	Agilysys, Inc.(b)	61,968
1,024	Alarm.com Holdings, Inc.(b)(c)	64,440
952	Anixter International, Inc.(b)	57,796
3,089	Applied Optoelectronics, Inc.(b)(c)	53,687
2,820	Arlo Technologies, Inc.(b)	20,276
3,056	Axcelis Technologies, Inc.(b)	63,657
998	Badger Meter, Inc.	52,684
2,851	Bel Fuse, Inc., Class B	65,801
2,533	Benchmark Electronics, Inc.	64,389
1,102	Bottomline Technologies (DE), Inc.(b)	56,918
2,070	Brooks Automation, Inc.	64,439
576	Cabot Microelectronics Corp.	58,689
3,842	CalAmp Corp.(b)	55,363
1,981	Cardtronics PLC, Class A(b)	53,626
2,415	CEVA, Inc.(b)	68,683
3,265	Cohu, Inc.	57,268
2,121	Comtech Telecommunications Corp.	52,961
2,973	Control4 Corp.(b)	59,074
2,349	Cray, Inc.(b)	51,537
1,628	CSG Systems International, Inc.	58,917
2,035	CTS Corp.	57,733
6,646	Daktronics, Inc.(c)	50,044
19,915	Diebold Nixdorf, Inc.	84,639
4,837	Digi International, Inc.(b)	57,367
1,673	Diodes, Inc.(b)	56,263
4,854	DSP Group, Inc.(b)	61,355
1,252	Ebix, Inc.(c)	71,514
1,829	Electro Scientific Industries, Inc.(b)	54,870
2,046	Electronics For Imaging, Inc.(b)	54,035
749	ePlus, Inc.(b)	59,336
1,983	EVERTEC, Inc.	54,870
988	ExlService Holdings, Inc.(b)	56,810
9,122	Extreme Networks, Inc.(b)	68,962
1,107	Fabrinet (Thailand)(b)	62,922
1,240	FARO Technologies, Inc.(b)	52,725
2,500	Finisar Corp.(b)	56,950

3,757	FormFactor, Inc.(b)	$56,430
10,557	Harmonic, Inc.(b)(c)	55,847
3,295	Ichor Holdings Ltd.(b)(c)	67,778
1,696	II-VI, Inc.(b)	64,380
1,289	Insight Enterprises, Inc.(b)	59,191
1,083	Itron, Inc.(b)	59,164
3,128	KEMET Corp.	55,428
3,948	Knowles Corp.(b)	61,589
38,558	Kopin Corp.(b)(c)	53,210
2,775	Kulicke & Soffa Industries, Inc. (Singapore)	62,521
2,832	LivePerson, Inc.(b)	66,467
985	ManTech International Corp., Class A	55,524
2,909	MaxLinear, Inc.(b)	57,075
2,429	Methode Electronics, Inc.	62,547
428	MicroStrategy, Inc., Class A(b)	54,309
3,225	Monotype Imaging Holdings, Inc.	53,535
1,210	MTS Systems Corp.	60,573
1,929	Nanometrics, Inc.(b)	59,008
1,732	NETGEAR, Inc.(b)	68,605
4,392	NIC, Inc.	72,029
3,526	OneSpan, Inc.(b)	51,444
750	OSI Systems, Inc.(b)	67,268
3,053	Park Electrochemical Corp.	69,547
6,271	PDF Solutions, Inc.(b)(c)	65,908
2,388	Perficient, Inc.(b)	60,918
5,383	Photronics, Inc.(b)	57,544
1,034	Plexus Corp.(b)	58,028
887	Power Integrations, Inc.	58,542
1,562	Progress Software Corp.	56,591
680	Qualys, Inc.(b)	58,840
6,821	Rambus, Inc.(b)	61,525
532	Rogers Corp.(b)	67,516
2,787	Rudolph Technologies, Inc.(b)	60,534
2,231	Sanmina Corp.(b)	69,652
1,488	ScanSource, Inc.(b)	57,005
1,161	Semtech Corp.(b)	56,378
1,807	SMART Global Holdings, Inc.(b)(c)	44,832
1,418	SolarEdge Technologies, Inc.(b)(c)	62,094
638	SPS Commerce, Inc.(b)	56,565
2,128	Sykes Enterprises, Inc.(b)	58,669
5,553	TiVo Corp.	61,805
3,465	Travelport Worldwide Ltd.	54,262
2,016	TTEC Holdings, Inc.	67,395
5,559	TTM Technologies, Inc.(b)	63,817
6,754	Ultra Clean Holdings, Inc.(b)	80,102
4,623	Unisys Corp.(b)	60,469
7,357	Veeco Instruments, Inc.(b)(c)	72,172
5,378	Viavi Solutions, Inc.(b)	59,803
1,349	Virtusa Corp.(b)	65,453
3,128	Xperi Corp.	67,033

		5,413,203

	Materials - 5.7%
1,595	A. Schulman, Inc.(b)(e)	3,190
2,189	AdvanSix, Inc.(b)	69,260
21,073	AK Steel Holding Corp.(b)(c)	62,165
3,467	American Vanguard Corp.	60,742
683	Balchem Corp.	56,703
2,333	Boise Cascade Co.	64,087
6,671	Century Aluminum Co.(b)	61,373
1,962	Clearwater Paper Corp.(b)	66,159
3,476	FutureFuel Corp.	63,646
1,343	H.B. Fuller Co.	66,331
1,282	Hawkins, Inc.	53,190
1,919	Haynes International, Inc.	62,943
655	Ingevity Corp.(b)	61,616
2,253	Innophos Holdings, Inc.	67,365
818	Innospec, Inc.	57,481
608	Kaiser Aluminum Corp.	61,025
3,317	Koppers Holdings, Inc.(b)	75,594
2,442	Kraton Corp.(b)	68,864
8,364	LSB Industries, Inc.(b)(c)	62,312

Schedule of Investments(a)

1,168	Materion Corp.	$54,814
3,802	Mercer International, Inc. (Canada)	56,156
3,467	Myers Industries, Inc.	56,373
835	Neenah, Inc.	58,174
3,179	Olympic Steel, Inc.	61,259
4,965	P.H. Glatfelter Co.	63,453
286	Quaker Chemical Corp.	58,476
4,707	Rayonier Advanced Materials, Inc.(c)	68,157
2,020	Schweitzer-Mauduit International, Inc.	64,761
704	Stepan Co.	61,903
6,359	SunCoke Energy, Inc.(b)	71,475
5,634	TimkenSteel Corp.(b)(c)	71,721
3,596	Tredegar Corp.	58,651
1,612	US Concrete, Inc.(b)	57,387

		2,006,806

	Real Estate - 6.1%
1,971	Acadia Realty Trust REIT	56,627
908	Agree Realty Corp. REIT	59,955
1,303	American Assets Trust, Inc. REIT	55,951
3,570	Armada Hoffler Properties, Inc. REIT	53,621
2,660	CareTrust REIT, Inc. REIT	58,467
21,834	CBL & Associates Properties, Inc. REIT(c)	54,367
15,851	Cedar Realty Trust, Inc. REIT	55,320
2,878	Chatham Lodging Trust REIT	58,164
1,936	Chesapeake Lodging Trust REIT	55,137
1,777	Community Healthcare Trust, Inc. REIT	58,677
5,486	DiamondRock Hospitality Co. REIT	55,738
3,114	Easterly Government Properties, Inc. REIT	55,927
545	EastGroup Properties, Inc. REIT	56,386
1,985	Four Corners Property Trust, Inc. REIT	56,056
7,767	Franklin Street Properties Corp. REIT	57,631
1,701	Getty Realty Corp. REIT	54,534
2,805	Global Net Lease, Inc. REIT	54,389
2,973	Hersha Hospitality Trust REIT	55,090
1,489	HFF, Inc., Class A	61,674
5,268	Independence Realty Trust, Inc. REIT	55,051
5,415	iStar, Inc. REIT	51,930
3,271	Kite Realty Group Trust REIT	54,397
6,199	Lexington Realty Trust REIT	59,572
1,235	LTC Properties, Inc. REIT	58,588
1,575	Marcus & Millichap, Inc.(b)	62,370
1,859	National Storage Affiliates Trust REIT	54,097
1,772	Office Properties Income Trust REIT	56,757
7,098	Pennsylvania Real Estate Investment Trust REIT(c)	52,312
389	PS Business Parks, Inc. REIT	56,479
1,835	RE/MAX Holdings, Inc., Class A	76,556
3,075	Retail Opportunity Investments Corp. REIT	54,028
3,823	RPT Realty REIT	50,043
1,024	Saul Centers, Inc. REIT	54,231
5,223	Summit Hotel Properties, Inc. REIT	58,341
793	Universal Health Realty Income Trust REIT	55,288
2,575	Urstadt Biddle Properties, Inc., Class A REIT	55,157
8,840	Washington Prime Group, Inc. REIT(c)	50,211
3,839	Whitestone REIT	54,437

		2,143,556

	Utilities - 1.1%
786	American States Water Co.	53,228
1,208	Avista Corp.	50,555
1,115	California Water Service Group	55,215
988	El Paso Electric Co.	51,890
811	Northwest Natural Holding Co.	50,769
1,798	South Jersey Industries, Inc.	53,544
685	Spire, Inc.	54,368

		369,569

	Total Common Stocks & Other Equity Interests (Cost $36,599,887)	34,965,097

	Money Market Fund - 0.0%
13,403	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(f) (Cost $13,403)	$13,403

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $36,613,290) - 99.8%	34,978,500

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.7%
2,701,519	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(f)(g) (Cost $2,701,519)	2,701,519

	Total Investments in Securities (Cost $39,314,809) - 107.5%	37,680,019
	Other assets less liabilities - (7.5)%	(2,643,573)

	Net Assets - 100.0%	$35,036,446

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2019.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$ 51,482	$ 22,110	$ (15,922)	$ 1,015	$ (3,043)	$ 55,642	$ 4,734

(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Pure Growth ETF (RPG)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 6.9%
11,104	Alphabet, Inc., Class A(b)	$12,501,882
11,426	Alphabet, Inc., Class C(b)	12,755,644
97,540	Facebook, Inc., Class A(b)	16,258,943
125,548	Netflix, Inc.(b)	42,623,546
240,880	Take-Two Interactive Software, Inc.(b)	25,424,884
531,256	Twitter, Inc.(b)	17,828,951
373,467	Verizon Communications, Inc.	20,563,093

		147,956,943

	Consumer Discretionary - 10.1%
8,084	Amazon.com, Inc.(b)	13,894,213
12,831	AutoZone, Inc.(b)	10,872,220
27,525	Chipotle Mexican Grill, Inc.(b)	14,577,515
162,032	Dollar General Corp.	18,703,354
179,002	Hilton Worldwide Holdings, Inc.	13,332,069
79,167	O’Reilly Automotive, Inc.(b)	27,285,698
346,750	TJX Cos., Inc. (The)	17,243,878
231,356	Tractor Supply Co.	19,757,802
153,019	Ulta Beauty, Inc.(b)	44,669,306
224,333	VF Corp.	18,882,109
201,879	Yum! Brands, Inc.	18,972,588

		218,190,752

	Consumer Staples - 7.7%
410,052	Church & Dwight Co., Inc.	26,493,460
78,326	Clorox Co. (The)	11,622,012
124,563	Constellation Brands, Inc., Class A	21,631,610
538,149	Hormel Foods Corp.	22,774,466
437,247	Kellogg Co.	25,801,945
261,937	Lamb Weston Holdings, Inc.	18,938,045
148,761	McCormick & Co., Inc.	18,392,810
364,774	Monster Beverage Corp.(b)	20,879,664

		166,534,012

	Energy - 10.6%
373,833	Anadarko Petroleum Corp.	17,693,516
721,787	Apache Corp.	23,689,049
537,137	ConocoPhillips	36,358,804
1,573,175	Devon Energy Corp.	41,925,114
322,430	Diamondback Energy, Inc.	33,248,982
520,844	HollyFrontier Corp.	29,344,351
1,491,688	Marathon Oil Corp.	23,553,753
327,450	Occidental Petroleum Corp.	21,867,111

		227,680,680

	Financials - 5.6%
175,708	Cboe Global Markets, Inc.	16,388,285
158,327	First Republic Bank	15,299,138
330,960	Intercontinental Exchange, Inc.	25,404,490
56,782	S&P Global, Inc.	10,882,270
136,949	SVB Financial Group(b)	31,961,158
403,572	US Bancorp	20,646,743

		120,582,084

	Health Care - 16.0%
248,834	Abbott Laboratories	18,159,905
555,144	Boston Scientific Corp.(b)	21,178,744
277,526	Cerner Corp.(b)	15,238,953
444,796	DaVita, Inc.(b)	24,966,399
131,656	Edwards Lifesciences Corp.(b)	22,436,815
179,831	Eli Lilly & Co.	21,554,544
117,942	HCA Healthcare, Inc.	16,444,653
65,278	Humana, Inc.	20,170,249
32,396	Illumina, Inc.(b)	9,064,077

35,857	Intuitive Surgical, Inc.(b)	$18,776,159
134,747	Medtronic PLC	11,910,287
161,895	Merck & Co., Inc.	12,049,845
348,876	Pfizer, Inc.	14,809,786
147,089	Thermo Fisher Scientific, Inc.	36,135,355
204,494	Vertex Pharmaceuticals, Inc.(b)	39,039,950
93,931	WellCare Health Plans, Inc.(b)	25,970,043
159,921	Zimmer Biomet Holdings, Inc.	17,520,945

		345,426,709

	Industrials - 12.7%
135,328	AMETEK, Inc.	9,865,411
32,504	Boeing Co. (The)	12,534,192
118,790	Cintas Corp.	22,274,313
597,417	CSX Corp.	39,250,297
200,679	Expeditors International of Washington, Inc.	13,907,055
282,184	Fastenal Co.	17,060,844
362,987	IHS Markit Ltd.(b)	18,846,285
163,272	Ingersoll-Rand PLC	16,333,731
35,545	Roper Technologies, Inc.	10,068,477
65,183	TransDigm Group, Inc.(b)	25,486,553
94,594	Union Pacific Corp.	15,047,067
100,823	W.W. Grainger, Inc.	29,782,106
305,234	Waste Management, Inc.	29,201,737
188,541	Xylem, Inc.	13,435,432

		273,093,500

	Information Technology - 22.2%
75,490	Adobe, Inc.(b)	18,707,932
1,098,859	Advanced Micro Devices, Inc.(b)	26,823,148
215,801	Akamai Technologies, Inc.(b)	14,048,645
88,554	Alliance Data Systems Corp.	15,726,305
108,572	ANSYS, Inc.(b)	17,843,808
259,862	Autodesk, Inc.(b)	38,251,686
80,149	Automatic Data Processing, Inc.	11,208,036
53,261	Broadcom, Inc.	14,287,263
112,142	Broadridge Financial Solutions, Inc.	11,307,278
375,843	Cisco Systems, Inc.	17,773,616
151,623	Fidelity National Information Services, Inc.	15,849,152
268,216	Fortinet, Inc.(b)	20,537,299
143,373	Gartner, Inc.(b)	19,482,957
129,913	Global Payments, Inc.	14,586,632
104,692	Intuit, Inc.	22,594,628
613,970	Keysight Technologies, Inc.(b)	45,446,059
70,089	Mastercard, Inc., Class A	14,797,891
184,462	Motorola Solutions, Inc.	21,565,452
159,922	NetApp, Inc.	10,198,226
190,620	PayPal Holdings, Inc.(b)	16,919,431
111,045	Red Hat, Inc.(b)	19,748,243
260,590	salesforce.com, Inc.(b)	39,601,862
75,861	VeriSign, Inc.(b)	12,840,992
172,152	Xilinx, Inc.	19,270,695

		479,417,236

	Materials - 1.8%
125,277	Air Products & Chemicals, Inc.	20,594,286
115,205	Ecolab, Inc.	18,221,975

		38,816,261

	Real Estate - 2.6%
380,640	Apartment Investment & Management Co., Class A REIT	18,849,293
398,775	HCP, Inc. REIT	12,577,363
330,342	Welltower, Inc. REIT	25,598,202

		57,024,858

	Utilities - 3.8%
340,796	Ameren Corp.	23,630,795
85,676	NextEra Energy, Inc.	15,334,290
606,694	NRG Energy, Inc.	24,819,852
216,918	Pinnacle West Capital Corp.	19,114,814

		82,899,751

	Total Common Stocks & Other Equity Interests (Cost $1,834,104,230)	2,157,622,786

Schedule of Investments(a)

	Money Market Fund - 0.0%
227,905	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $227,905)	$227,905

	Total Investments in Securities (Cost $1,834,332,135) - 100.0%	2,157,850,691
	Other assets less liabilities - 0.0%	731,634

	Net Assets - 100.0%	$2,158,582,325

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Pure Value ETF (RPV)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 4.0%
256,102	AT&T, Inc.	$7,698,426
721,799	CenturyLink, Inc.	11,057,961
160,934	DISH Network Corp., Class A(b)	4,935,846
339,955	News Corp., Class A	4,361,622
108,928	News Corp., Class B	1,408,439
216,740	Viacom, Inc., Class B	6,376,491

		35,838,785

	Consumer Discretionary - 17.2%
109,657	Best Buy Co., Inc.	6,496,081
152,405	BorgWarner, Inc.	6,233,364
51,907	Carnival Corp.	2,988,805
204,195	D.R. Horton, Inc.	7,851,298
46,795	Dollar Tree, Inc.(b)	4,531,160
2,135,556	Ford Motor Co.	18,792,893
198,661	Gap, Inc. (The)	5,053,936
358,738	General Motors Co.	13,997,957
767,814	Goodyear Tire & Rubber Co. (The)	16,269,979
125,039	Kohl’s Corp.	8,588,929
300,523	Lennar Corp., Class A	14,250,801
232,845	LKQ Corp.(b)	6,105,196
138,783	MGM Resorts International	4,085,771
68,826	Mohawk Industries, Inc.(b)	8,864,101
61,422	Norwegian Cruise Line Holdings Ltd.(b)	3,158,933
304,082	PulteGroup, Inc.	8,456,520
72,443	PVH Corp.	7,904,256
98,679	Target Corp.	7,203,567
38,449	Whirlpool Corp.	5,114,101

		155,947,648

	Consumer Staples - 8.7%
303,017	Archer-Daniels-Midland Co.	13,605,463
1,425,468	Coty, Inc., Class A	11,061,632
54,568	JM Smucker Co. (The)	5,723,092
179,404	Kraft Heinz Co. (The)	8,622,156
381,987	Kroger Co. (The)	10,821,692
148,383	Molson Coors Brewing Co., Class B	9,883,791
177,482	Tyson Foods, Inc., Class A	10,989,685
55,469	Walgreens Boots Alliance, Inc.	4,008,190
39,231	Walmart, Inc.	3,759,507

		78,475,208

	Energy - 11.0%
734,778	Baker Hughes a GE Co.	17,318,718
40,371	Chevron Corp.	4,628,535
57,107	Helmerich & Payne, Inc.	3,197,421
246,502	Kinder Morgan, Inc.	4,461,686
193,105	Marathon Petroleum Corp.	12,795,137
273,457	National Oilwell Varco, Inc.	8,061,512
309,603	Noble Energy, Inc.	6,916,531
130,684	Phillips 66	12,468,561
520,502	TechnipFMC PLC (United Kingdom)	11,950,726
201,883	Valero Energy Corp.	17,729,365

		99,528,192

	Financials - 33.4%
38,324	Affiliated Managers Group, Inc.	4,022,104
125,376	Aflac, Inc.	5,980,435
101,790	Allstate Corp. (The)	8,944,287
176,644	American International Group, Inc.	7,636,320
113,893	Assurant, Inc.	10,978,146
215,727	Bank of America Corp.	6,141,748
92,144	Bank of New York Mellon Corp. (The)	4,820,974

70,339	BB&T Corp.	$3,432,543
359,601	Brighthouse Financial, Inc.(b)	13,427,501
107,465	Capital One Financial Corp.	8,660,604
47,990	Chubb Ltd.	6,385,069
101,862	Citigroup, Inc.	6,566,025
292,878	Citizens Financial Group, Inc.	9,934,422
40,932	Everest Re Group Ltd.	8,966,155
218,310	Fifth Third Bancorp	5,855,074
45,113	Goldman Sachs Group, Inc. (The)	8,932,825
187,538	Hartford Financial Services Group, Inc. (The)	8,799,283
241,640	Huntington Bancshares, Inc.	3,199,314
560,149	Invesco Ltd.(c)	10,205,915
689,671	Jefferies Financial Group, Inc.	14,352,054
253,788	KeyCorp	4,179,888
224,759	Lincoln National Corp.	13,146,154
254,596	Loews Corp.	12,195,148
365,713	MetLife, Inc.	16,702,113
183,688	Morgan Stanley	7,770,002
418,088	People’s United Financial, Inc.	6,848,281
30,213	PNC Financial Services Group, Inc. (The)	3,706,229
202,979	Principal Financial Group, Inc.	10,163,159
179,356	Prudential Financial, Inc.	16,525,862
46,317	Raymond James Financial, Inc.	3,728,518
343,622	Regions Financial Corp.	5,212,746
80,313	State Street Corp.	5,694,192
88,193	SunTrust Banks, Inc.	5,240,428
213,438	Synchrony Financial	6,411,678
43,421	Travelers Cos., Inc. (The)	5,451,072
413,957	Unum Group	14,389,145
78,233	Wells Fargo & Co.	3,826,376
95,474	Zions Bancorp NA	4,543,608

		302,975,397

	Health Care - 6.8%
52,570	Allergan PLC	7,569,029
109,330	AmerisourceBergen Corp.	9,114,842
13,744	Anthem, Inc.	4,164,432
190,141	Cardinal Health, Inc.	9,501,346
45,458	Centene Corp.(b)	5,935,451
114,353	CVS Health Corp.	7,495,839
27,633	Laboratory Corp. of America Holdings(b)	3,850,658
76,848	McKesson Corp.	9,855,756
129,202	Mylan NV(b)	3,869,600

		61,356,953

	Industrials - 7.3%
57,294	Alaska Air Group, Inc.	3,663,951
149,011	American Airlines Group, Inc.	5,330,123
163,065	Arconic, Inc.	3,068,883
53,309	Delta Air Lines, Inc.	2,635,064
351,257	Fluor Corp.	12,845,469
117,894	Jacobs Engineering Group, Inc.	7,639,531
179,455	Johnson Controls International PLC	6,060,195
75,678	PACCAR, Inc.	4,958,423
340,626	Quanta Services, Inc.	12,037,723
59,417	Textron, Inc.	3,162,767
57,907	United Continental Holdings, Inc.(b)	5,053,544

		66,455,673

	Information Technology - 5.5%
142,490	DXC Technology Co.	9,136,459
792,660	Hewlett Packard Enterprise Co.	12,357,569
132,664	HP, Inc.	2,922,588
172,958	Micron Technology, Inc.(b)	6,610,455
236,634	Western Digital Corp.	10,646,164
304,945	Xerox Corp.	8,602,498

		50,275,733

	Materials - 3.3%
73,398	DowDuPont, Inc.	3,949,546
107,602	International Paper Co.	5,103,563
39,952	LyondellBasell Industries NV, Class A	3,474,625
113,644	Nucor Corp.	6,959,559
265,860	WestRock Co.	10,823,161

		30,310,454

Schedule of Investments(a)

	Real Estate - 0.4%
223,378	Kimco Realty Corp. REIT	$3,799,660

	Utilities - 2.4%
115,475	CenterPoint Energy, Inc.	3,570,487
41,644	Consolidated Edison, Inc.	3,233,656
33,827	Duke Energy Corp.	2,969,334
63,894	Edison International	3,640,041
48,881	Evergy, Inc.	2,801,859
124,543	Exelon Corp.	5,948,174

		22,163,551

	Total Investments in Securities (Cost $889,523,863) - 100.0%	907,127,254
	Other assets less liabilities - 0.0%	263,984

	Net Assets - 100.0%	$907,391,238

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2019.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco Ltd.	$2,388,779	$8,499,707	$(726,811)	$53,171	$(8,931)	$10,205,915	$79,103

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P 500® Top 50 ETF (XLG)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Communication Services - 17.8%
19,106	Alphabet, Inc., Class A(b)	$21,511,254
19,662	Alphabet, Inc., Class C(b)	21,950,067
464,239	AT&T, Inc.	13,955,024
289,596	Comcast Corp., Class A	10,590,526
153,537	Facebook, Inc., Class A(b)	25,593,083
27,816	Netflix, Inc.(b)	9,443,532
263,568	Verizon Communications, Inc.	14,512,054
94,957	Walt Disney Co. (The)	10,589,605

		128,145,145

	Consumer Discretionary - 10.1%
26,232	Amazon.com, Inc.(b)	45,085,725
2,956	Booking Holdings, Inc.(b)	5,417,786
72,050	Home Depot, Inc. (The)	13,223,337
49,173	McDonald’s Corp.	8,791,149

		72,517,997

	Consumer Staples - 8.3%
119,858	Altria Group, Inc.	5,914,992
244,359	Coca-Cola Co. (The)	11,760,998
90,040	PepsiCo, Inc.	10,144,807
99,158	Philip Morris International, Inc.	7,607,402
158,919	Procter & Gamble Co. (The)	15,330,916
90,807	Walmart, Inc.	8,702,035

		59,461,150

	Energy - 5.2%
121,882	Chevron Corp.	13,973,771
270,631	Exxon Mobil Corp.	19,831,840
88,331	Schlumberger Ltd.	3,905,114

		37,710,725

	Financials - 12.1%
582,193	Bank of America Corp.	16,575,034
124,281	Berkshire Hathaway, Inc., Class B(b)	25,544,717
155,774	Citigroup, Inc.	10,041,192
212,518	JP Morgan Chase & Co.	21,995,613
270,234	Wells Fargo & Co.	13,217,145

		87,373,701

	Health Care - 12.5%
95,949	AbbVie, Inc.	7,703,745
40,646	Amgen, Inc.	7,605,273
171,378	Johnson & Johnson	22,806,984
85,668	Medtronic PLC	7,572,195
165,869	Merck & Co., Inc.	12,345,630
369,621	Pfizer, Inc.	15,690,411
61,365	UnitedHealth Group, Inc.	16,580,823

		90,305,061

	Industrials - 6.4%
37,142	3M Co.	7,439,543
33,688	Boeing Co. (The)	12,990,766
554,824	General Electric Co.	5,637,012
47,222	Honeywell International, Inc.	6,782,496
46,998	Union Pacific Corp.	7,475,972
51,768	United Technologies Corp.	6,112,248

		46,438,037

	Information Technology - 26.4%
31,137	Adobe, Inc.(b)	7,716,371
287,872	Apple, Inc.	47,913,416
26,371	Broadcom, Inc.	7,074,021
286,782	Cisco Systems, Inc.	13,561,921
291,122	Intel Corp.	13,717,668
57,969	International Business Machines Corp.	7,792,193
57,958	Mastercard, Inc., Class A	12,236,672

493,486	Microsoft Corp.	$51,534,743
38,909	NVIDIA Corp.	5,593,169
162,703	Oracle Corp.	8,172,572
112,089	Visa, Inc., Class A	15,133,136

		190,445,882

	Materials - 1.1%
146,342	DowDuPont, Inc.	7,874,663

	Total Common Stocks (Cost $589,430,100)	720,272,361

	Money Market Fund - 0.0%
322,301	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $322,301)	322,301

	Total Investments in Securities (Cost $589,752,401) - 99.9%	720,594,662
	Other assets less liabilities - 0.1%	789,620

	Net Assets - 100.0%	$721,384,282

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P MidCap 400® Pure Growth ETF (RFG)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 5.0%
93,729	Live Nation Entertainment, Inc.(b)	$5,015,439
249,435	New York Times Co. (The), Class A(c)	6,412,974
111,301	World Wrestling Entertainment, Inc., Class A	9,164,524
129,265	Yelp, Inc.(b)	4,707,831

		25,300,768

	Consumer Discretionary - 17.5%
68,849	Adtalem Global Education, Inc.(b)	3,366,716
112,586	Brinker International, Inc.	4,561,985
106,134	Churchill Downs, Inc.	9,762,205
59,306	Deckers Outdoor Corp.(b)	7,617,856
22,391	Domino’s Pizza, Inc.	6,352,998
329,095	Eldorado Resorts, Inc.(b)(c)	15,342,409
46,172	Helen of Troy Ltd.(b)	5,357,799
19,905	Pool Corp.	2,983,959
334,152	Scientific Games Corp.(b)(c)	8,373,849
128,514	Service Corp. International	5,515,821
257,703	Urban Outfitters, Inc.(b)	8,323,807
56,159	Weight Watchers International, Inc.(b)	1,797,088
308,757	Wendy’s Co. (The)	5,347,671
78,467	Wyndham Hotels & Resorts, Inc.	3,851,945

		88,556,108

	Consumer Staples - 2.1%
12,993	Boston Beer Co., Inc. (The), Class A(b)	3,237,336
15,340	Lancaster Colony Corp.	2,440,134
51,516	Post Holdings, Inc.(b)	4,781,715

		10,459,185

	Energy - 10.8%
1,036,427	Callon Petroleum Co.(b)	8,436,516
875,819	CNX Resources Corp.(b)	10,632,443
1,932,631	Ensco PLC, Class A(c)	8,503,576
388,504	Equitrans Midstream Corp.(b)	8,088,653
349,049	Murphy Oil Corp.	9,546,490
1,162,132	QEP Resources, Inc.(b)	9,610,832

		54,818,510

	Financials - 8.3%
151,459	Brown & Brown, Inc.	4,113,627
16,856	FactSet Research Systems, Inc.(c)	3,685,227
70,697	Green Dot Corp., Class A(b)	5,232,992
21,229	LendingTree, Inc.(b)(c)	6,291,002
88,171	Primerica, Inc.	9,907,775
622,459	SLM Corp.	6,666,536
91,942	UMB Financial Corp.	5,917,387

		41,814,546

	Health Care - 16.4%
181,950	Avanos Medical, Inc.(b)	8,287,822
15,996	Bio-Rad Laboratories, Inc., Class A(b)	3,996,920
10,487	Chemed Corp.	3,124,497
78,417	Encompass Health Corp.	5,241,392
212,925	Globus Medical, Inc., Class A(b)	9,592,271
26,023	Haemonetics Corp.(b)	2,573,935
84,546	Integra LifeSciences Holdings Corp.(b)	4,004,099
24,394	Ligand Pharmaceuticals, Inc.(b)(c)	2,880,931
58,534	LivaNova PLC(b)	5,403,859
575,832	Mallinckrodt PLC(b)	12,587,688
24,584	Masimo Corp.(b)	3,058,004
55,570	Molina Healthcare, Inc.(b)	7,389,699
94,799	PRA Health Sciences, Inc.(b)	10,045,850
40,751	STERIS PLC	4,648,059

		82,835,026

	Industrials - 9.5%
101,411	ASGN, Inc.(b)	$6,387,879
32,788	Curtiss-Wright Corp.	3,722,094
57,869	Dun & Bradstreet Corp. (The)	8,375,959
20,833	IDEX Corp.	2,872,037
50,975	Insperity, Inc.	5,438,013
121,315	ITT, Inc.	6,376,316
110,288	Kennametal, Inc.	4,144,623
18,214	Lennox International, Inc.	4,176,106
26,912	MSA Safety, Inc.	2,696,044
42,627	Woodward, Inc.	3,872,663

		48,061,734

	Information Technology - 16.2%
96,338	ACI Worldwide, Inc.(b)	2,847,751
205,971	Ciena Corp.(b)	7,845,435
117,277	CommVault Systems, Inc.(b)	7,748,491
321,327	Cypress Semiconductor Corp.	4,456,805
25,973	Fair Isaac Corp.(b)	5,849,120
61,290	Integrated Device Technology, Inc.(b)	2,994,017
77,401	j2 Global, Inc.	5,817,459
67,438	Leidos Holdings, Inc.	3,911,404
158,603	LiveRamp Holdings, Inc.(b)(c)	6,889,714
99,574	MAXIMUS, Inc.	6,983,125
56,768	PTC, Inc.(b)	4,813,359
215,533	Sabre Corp.	4,952,948
33,101	Silicon Laboratories, Inc.(b)	2,532,227
83,372	Trimble, Inc.(b)	3,139,790
11,942	Ultimate Software Group, Inc. (The)(b)	3,261,002
19,404	WEX, Inc.(b)	3,130,447
26,451	Zebra Technologies Corp., Class A(b)	4,591,894

		81,764,988

	Materials - 4.7%
428,058	Allegheny Technologies, Inc.(b)	11,724,509
223,806	Chemours Co. (The)	8,001,064
72,311	RPM International, Inc.	4,133,297

		23,858,870

	Real Estate - 7.0%
151,429	American Campus Communities, Inc. REIT	6,968,762
104,915	CyrusOne, Inc. REIT	5,686,393
33,221	Life Storage, Inc. REIT	3,264,628
473,869	Medical Properties Trust, Inc. REIT	8,624,416
94,586	National Retail Properties, Inc. REIT	4,985,628
153,854	Omega Healthcare Investors, Inc. REIT(c)	6,183,392

		35,713,219

	Utilities - 2.5%
75,255	Black Hills Corp.	5,109,062
74,485	National Fuel Gas Co.	4,267,990
62,117	UGI Corp.	3,542,533

		12,919,585

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $444,462,289) - 100.0%	506,102,539

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.4%
22,361,350	Invesco Government & Agency Portfolio - Institutional Class, 2.29% (d)(e) (Cost $22,361,350)	22,361,350

	Total Investments in Securities (Cost $466,823,639) - 104.4%	528,463,889
	Other assets less liabilities - (4.4)%	(22,407,063)

	Net Assets - 100.0%	$506,056,826

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P MidCap 400® Pure Value ETF (RFV)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 1.5%
53,566	Telephone & Data Systems, Inc.	$1,940,160

	Consumer Discretionary - 23.2%
46,060	Adient PLC	909,224
72,344	AutoNation, Inc.(b)	2,803,330
256,498	Bed Bath & Beyond, Inc.	3,870,555
52,460	Big Lots, Inc.	1,654,588
153,802	Dana, Inc.	2,709,991
82,516	Delphi Technologies PLC	1,477,862
45,045	Dick’s Sporting Goods, Inc.	1,590,539
40,942	Dillard’s, Inc., Class A(c)	2,734,516
1,548	Graham Holdings Co., Class B	1,029,420
131,165	KB Home	2,808,243
11,085	Marriott Vacations Worldwide Corp.	981,466
19,698	Murphy USA, Inc.(b)	1,448,788
18,557	Signet Jewelers Ltd.	452,049
25,617	Thor Industries, Inc.	1,668,179
52,943	Toll Brothers, Inc.	1,955,714
188,495	TRI Pointe Group, Inc.(b)	2,535,258

		30,629,722

	Consumer Staples - 2.4%
4,147	Casey’s General Stores, Inc.	533,636
41,864	Hain Celestial Group, Inc. (The)(b)	767,367
7,958	Sanderson Farms, Inc.	979,630
14,202	TreeHouse Foods, Inc.(b)	828,828

		3,109,461

	Energy - 10.3%
66,685	Diamond Offshore Drilling, Inc.(b)(c)	728,867
50,103	EQT Corp.	975,505
399,457	McDermott International, Inc.(b)	3,523,211
147,081	Oasis Petroleum, Inc.(b)	885,427
67,191	Oceaneering International, Inc.(b)	1,054,227
113,638	Patterson-UTI Energy, Inc.	1,378,429
115,233	Range Resources Corp.	1,271,020
71,900	SM Energy Co.	1,410,678
95,012	World Fuel Services Corp.	2,364,849

		13,592,213

	Financials - 14.7%
1,801	Alleghany Corp.	1,137,439
32,559	Associated Banc-Corp.	704,902
44,782	Bank OZK	1,358,686
69,053	CNO Financial Group, Inc.	1,234,668
20,536	First American Financial Corp.	1,028,443
38,804	First Horizon National Corp.	569,643
16,496	Hancock Whitney Corp.	677,656
61,384	Janus Henderson Group PLC (United Kingdom)	1,340,013
73,624	Legg Mason, Inc.	2,193,995
133,035	Navient Corp.	1,516,599
112,633	New York Community Bancorp, Inc.	1,308,795
49,547	Old Republic International Corp.	998,372
21,912	PacWest Bancorp	845,584
9,918	Pinnacle Financial Partners, Inc.	533,291
11,128	Reinsurance Group of America, Inc.	1,607,440
22,272	Stifel Financial Corp.	1,066,161
40,385	Umpqua Holdings Corp.	714,007
19,006	Washington Federal, Inc.	552,884

		19,388,578

	Health Care - 2.7%
38,003	Acadia Healthcare Co., Inc.(b)(c)	$1,039,762
28,473	MEDNAX, Inc.(b)	1,028,160
68,657	Patterson Cos., Inc.	1,530,365

		3,598,287

	Industrials - 17.7%
75,860	AECOM(b)	2,322,075
22,337	AGCO Corp.	1,434,035
55,973	Avis Budget Group, Inc.(b)	1,491,121
12,925	EMCOR Group, Inc.	843,098
17,834	Granite Construction, Inc.	770,785
65,304	JetBlue Airways Corp.(b)	1,174,819
40,959	Knight-Swift Transportation Holdings, Inc.(c)	1,300,448
27,691	ManpowerGroup, Inc.	2,188,420
25,196	MasTec, Inc.(b)	1,118,198
12,482	Oshkosh Corp.	936,774
142,126	Pitney Bowes, Inc.	1,024,728
77,826	Resideo Technologies, Inc.(b)	1,706,724
52,655	Ryder System, Inc.	3,049,251
27,519	Terex Corp.	845,109
15,212	Timken Co. (The)	647,879
81,733	Trinity Industries, Inc.	1,910,918
17,793	Werner Enterprises, Inc.	585,746

		23,350,128

	Information Technology - 10.8%
32,729	Arrow Electronics, Inc.(b)	2,485,768
53,935	Avnet, Inc.	2,222,122
13,322	Belden, Inc.	714,192
3,775	CACI International, Inc., Class A(b)	631,104
66,501	Jabil, Inc.	1,772,252
21,954	NetScout Systems, Inc.(b)	569,267
27,519	Perspecta, Inc.	551,756
27,679	SYNNEX Corp.	2,678,220
27,757	Tech Data Corp.(b)	2,654,402

		14,279,083

	Materials - 11.8%
26,116	Carpenter Technology Corp.	1,234,242
80,263	Commercial Metals Co.	1,400,589
32,701	Domtar Corp.	1,533,677
15,000	Minerals Technologies, Inc.	878,550
86,429	Olin Corp.	2,040,589
55,928	Owens-Illinois, Inc.	1,122,475
25,198	Reliance Steel & Aluminum Co.	2,063,212
24,483	Silgan Holdings, Inc.	676,220
24,981	Steel Dynamics, Inc.	914,055
134,998	United States Steel Corp.	3,042,855
16,085	Worthington Industries, Inc.	606,887

		15,513,351

	Real Estate - 4.8%
42,922	Alexander & Baldwin, Inc. REIT(b)	988,923
4,963	Jones Lang LaSalle, Inc.	711,744
149,545	Realogy Holdings Corp.(c)	2,654,424
44,961	Sabra Health Care REIT, Inc. REIT	923,499
73,950	Senior Housing Properties Trust REIT	1,018,291

		6,296,881

	Total Common Stocks & Other Equity Interests (Cost $121,260,730)	131,697,864

	Money Market Fund - 0.1%
100,412	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $100,412)	100,412

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $121,361,142) - 100.0%	131,798,276

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.3%
7,021,583	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $7,021,583)	$7,021,583
	Total Investments in Securities (Cost $128,382,725) - 105.3%	138,819,859
	Other assets less liabilities - (5.3)%	(7,003,052)

	Net Assets - 100.0%	$131,816,807

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 4.2%
16,935	ATN International, Inc.	$1,263,012
115,196	Care.com, Inc.(b)	2,738,209
84,188	E.W. Scripps Co. (The), Class A	1,581,051
123,423	Iridium Communications, Inc.(b)	2,391,938
49,698	Marcus Corp. (The)	2,215,040
82,558	QuinStreet, Inc.(b)	1,571,904

		11,761,154

	Consumer Discretionary - 17.5%
41,517	American Public Education, Inc.(b)	1,228,488
1,533,067	Ascena Retail Group, Inc.(b)	3,756,014
46,940	Belmond Ltd., Class A (United Kingdom)(b)	1,169,745
49,606	BJ’s Restaurants, Inc.	2,471,867
144,940	Career Education Corp.(b)	1,871,175
10,359	Cavco Industries, Inc.(b)	1,722,598
17,879	Children’s Place, Inc. (The)	1,729,972
50,901	Crocs, Inc.(b)	1,461,877
24,344	Dave & Buster’s Entertainment, Inc.	1,252,499
12,106	Dine Brands Global, Inc.	923,325
17,749	Dorman Products, Inc.(b)	1,525,526
93,437	El Pollo Loco Holdings, Inc.(b)	1,540,776
131,574	Guess?, Inc.	2,567,009
31,451	iRobot Corp.(b)(c)	2,823,985
241,044	Liquidity Services, Inc.(b)	2,017,538
17,088	Monro, Inc.	1,224,526
120,965	Regis Corp.(b)	2,255,997
64,268	Ruth’s Hospitality Group, Inc.	1,484,591
66,636	Shake Shack, Inc., Class A(b)	3,182,535
73,908	Shoe Carnival, Inc.(c)	2,725,727
56,948	Sleep Number Corp.(b)	2,050,128
13,433	Stamps.com, Inc.(b)	2,499,613
7,184	Strategic Education, Inc.	785,930
180,484	Tailored Brands, Inc.	2,279,513
39,172	Wingstop, Inc.(c)	2,571,642

		49,122,596

	Consumer Staples - 4.1%
1,747,556	Avon Products, Inc. (United Kingdom)(b)	4,089,281
31,994	Inter Parfums, Inc.	2,126,321
24,368	Medifast, Inc.	3,100,585
12,051	WD-40 Co.(c)	2,190,269

		11,506,456

	Energy - 8.8%
177,574	Archrock, Inc.	1,676,299
111,315	Carrizo Oil & Gas, Inc.(b)	1,366,948
1,433,534	Denbury Resources, Inc.(b)	2,910,074
998,525	HighPoint Resources Corp.(b)(c)	2,795,870
106,123	KLX Energy Services Holdings, Inc.(b)	2,765,565
56,288	Penn Virginia Corp.(b)	2,952,869
1,329,119	Pioneer Energy Services Corp.(b)	1,967,096
162,616	ProPetro Holding Corp.(b)	2,657,145
188,740	Renewable Energy Group, Inc.(b)	5,454,586

		24,546,452

	Financials - 11.9%
78,980	Blucora, Inc.(b)	2,330,700
15,448	City Holding Co.	1,107,313
21,735	Community Bank System, Inc.	1,303,013
29,508	eHealth, Inc.(b)	1,804,709
20,302	First Financial Bankshares, Inc.	1,240,452
17,146	FirstCash, Inc.	1,413,345
21,459	Glacier Bancorp, Inc.	905,141

38,238	HCI Group, Inc.	$1,811,716
21,441	Independent Bank Corp./MA	1,710,563
101,886	Investment Technology Group, Inc.	3,083,070
36,886	LegacyTexas Financial Group, Inc.	1,469,538
33,397	Navigators Group, Inc. (The)	2,331,111
105,984	Old National Bancorp	1,710,582
125,626	Redwood Trust, Inc. REIT	2,026,347
26,562	RLI Corp.	1,753,358
39,629	Seacoast Banking Corp. of Florida(b)	1,090,590
56,845	Triumph Bancorp, Inc.(b)	1,731,499
39,249	United Fire Group, Inc.	2,040,948
43,655	Universal Insurance Holdings, Inc.	1,646,667
13,173	Westamerica Bancorporation(c)	825,420

		33,336,082

	Health Care - 21.1%
12,563	Addus HomeCare Corp.(b)	755,664
25,279	Amedisys, Inc.(b)	3,315,594
17,158	AMN Healthcare Services, Inc.(b)	1,111,667
47,362	Amphastar Pharmaceuticals, Inc.(b)	1,077,959
109,409	AngioDynamics, Inc.(b)	2,308,530
12,218	BioTelemetry, Inc.(b)	877,497
41,776	CONMED Corp.	2,938,942
95,627	Corcept Therapeutics, Inc.(b)	1,069,110
15,757	CorVel Corp.(b)	984,340
28,228	CryoLife, Inc.(b)	787,843
36,159	Eagle Pharmaceuticals, Inc.(b)	1,528,079
159,160	Endo International PLC(b)	1,551,810
28,650	Ensign Group, Inc. (The)	1,248,280
17,525	Heska Corp.(b)	1,727,965
43,751	HMS Holdings Corp.(b)	1,312,092
149,947	Innoviva, Inc.(b)	2,564,094
20,771	Integer Holdings Corp.(b)	1,682,243
107,800	Luminex Corp.	3,006,542
60,271	Medpace Holdings, Inc.(b)	3,881,452
44,709	Meridian Bioscience, Inc.	732,780
17,236	Merit Medical Systems, Inc.(b)	974,351
30,133	Neogen Corp.(b)	1,835,401
225,185	NeoGenomics, Inc.(b)	3,742,575
49,298	NextGen Healthcare, Inc.(b)	871,589
20,293	Omnicell, Inc.(b)	1,321,683
20,630	REGENXBIO, Inc.(b)	906,895
28,171	Repligen Corp.(b)	1,606,029
63,538	Spectrum Pharmaceuticals, Inc.(b)	711,626
77,513	Supernus Pharmaceuticals, Inc.(b)	2,955,571
18,886	Surmodics, Inc.(b)	1,081,601
47,705	Tabula Rasa HealthCare, Inc.(b)	2,875,657
61,073	Tactile Systems Technology, Inc.(b)	4,066,240
31,996	Tivity Health, Inc.(b)	712,231
37,504	Vanda Pharmaceuticals, Inc.(b)	1,017,484

		59,141,416

	Industrials - 11.2%
21,991	Aerojet Rocketdyne Holdings, Inc.(b)(c)	867,985
27,585	Aerovironment, Inc.(b)	2,142,251
15,619	Albany International Corp., Class A	1,072,401
12,240	Allegiant Travel Co.	1,591,200
43,307	Axon Enterprise, Inc.(b)	2,209,090
68,531	DXP Enterprises, Inc.(b)	2,255,355
17,800	ESCO Technologies, Inc.	1,158,958
23,317	Exponent, Inc.	1,164,917
17,628	Forrester Research, Inc.	791,674
39,326	Franklin Electric Co., Inc.	1,878,996
78,036	Harsco Corp.(b)	1,662,167
60,704	Matson, Inc.	2,034,191
39,550	Mobile Mini, Inc.	1,494,595
9,691	National Presto Industries, Inc.	1,159,237
14,220	Proto Labs, Inc.(b)	1,765,413
25,697	Raven Industries, Inc.	950,532
72,076	SPX Corp.(b)	2,144,261
7,560	UniFirst Corp.	1,046,531
14,305	US Ecology, Inc.	910,799
75,496	Vicor Corp.(b)	2,973,787

		31,274,340

Schedule of Investments(a)

	Information Technology - 12.6%
126,654	3D Systems Corp.(b)(c)	$1,616,105
54,205	8x8, Inc.(b)	954,550
61,889	Agilysys, Inc.(b)	1,095,435
51,708	Bottomline Technologies (DE), Inc.(b)	2,670,718
39,591	Brooks Automation, Inc.(c)	1,232,468
16,957	Cabot Microelectronics Corp.	1,727,749
55,206	Cardtronics PLC, Class A(b)	1,494,426
49,394	CTS Corp.	1,401,308
57,709	Electro Scientific Industries, Inc.(b)	1,731,270
212,788	Harmonic, Inc.(b)(c)	1,125,649
202,325	KEMET Corp.	3,585,199
108,033	Nanometrics, Inc.(b)	3,304,729
118,808	Perficient, Inc.(b)	3,030,792
43,546	Semtech Corp.(b)	2,114,594
29,266	SPS Commerce, Inc.(b)	2,594,724
243,435	Unisys Corp.(b)	3,184,130
77,204	Viavi Solutions, Inc.(b)	858,508
32,735	Virtusa Corp.(b)	1,588,302

		35,310,656

	Materials - 3.7%
39,287	Hawkins, Inc.	1,630,018
24,534	Innospec, Inc.	1,724,004
27,827	Kaiser Aluminum Corp.	2,792,996
4,039	Quaker Chemical Corp.	825,814
290,981	SunCoke Energy, Inc.(b)	3,270,626

		10,243,458

	Real Estate - 4.9%
40,392	Agree Realty Corp. REIT	2,667,084
106,361	Armada Hoffler Properties, Inc. REIT	1,597,542
24,337	Community Healthcare Trust, Inc. REIT	803,608
73,615	Easterly Government Properties, Inc. REIT	1,322,125
84,473	Four Corners Property Trust, Inc. REIT	2,385,518
34,526	Marcus & Millichap, Inc.(b)	1,367,230
28,325	National Storage Affiliates Trust REIT	824,257
57,904	Urstadt Biddle Properties, Inc., Class A REIT	1,240,304
270,952	Washington Prime Group, Inc. REIT(c)	1,539,007

		13,746,675

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $247,595,788) - 100.0%	279,989,285

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.4%
6,785,060	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(d)(e) (Cost $6,785,060)	6,785,060

	Total Investments in Securities (Cost $254,380,848) - 102.4%	286,774,345
	Other assets less liabilities - (2.4)%	(6,829,600)

	Net Assets - 100.0%	$279,944,745

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco S&P SmallCap 600® Pure Value ETF (RZV)

January 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.4%
	Communication Services - 1.7%
213,424	Frontier Communications Corp.(b)(c)	$426,848
144,961	Gannett Co., Inc.	1,607,618
95,424	New Media Investment Group, Inc.	1,304,446

		3,338,912

	Consumer Discretionary - 30.5%
69,158	Abercrombie & Fitch Co., Class A	1,498,654
193,446	American Axle & Manufacturing Holdings, Inc.(c)	2,859,132
130,374	Barnes & Noble Education, Inc.(c)	745,739
76,999	Barnes & Noble, Inc.	464,304
32,001	Caleres, Inc.	954,910
96,039	Cato Corp. (The), Class A	1,426,179
334,701	Chico’s FAS, Inc.	1,941,266
18,235	Cooper Tire & Rubber Co.	641,872
22,727	Cooper-Standard Holdings, Inc.(c)	1,737,706
39,940	Core-Mark Holding Co., Inc.	1,113,527
32,013	Ethan Allen Interiors, Inc.	607,607
370,792	Express, Inc.(c)	1,965,198
31,061	Fossil Group, Inc.(b)(c)	526,795
40,669	GameStop Corp., Class A(b)	461,186
44,642	Genesco, Inc.(c)	2,016,926
17,360	G-III Apparel Group Ltd.(c)	605,343
41,771	Group 1 Automotive, Inc.	2,549,284
43,820	Haverty Furniture Cos., Inc.(b)	892,613
151,992	Hibbett Sports, Inc.(c)	2,483,549
903,573	J.C. Penney Co., Inc.(b)(c)	1,192,716
125,784	Kirkland’s, Inc.(c)	1,285,512
14,658	LGI Homes, Inc.(b)(c)	869,219
20,588	Lithia Motors, Inc., Class A	1,831,303
106,794	Lumber Liquidators Holdings, Inc.(b)(c)	1,283,664
96,555	M/I Homes, Inc.(c)	2,557,742
67,083	MarineMax, Inc.(c)	1,192,736
44,678	MDC Holdings, Inc.	1,471,247
48,302	Meritage Homes Corp.(c)	2,177,454
28,487	Motorcar Parts of America, Inc.(c)	569,740
681,395	Office Depot, Inc.	2,010,115
47,376	Red Robin Gourmet Burgers, Inc.(c)	1,515,084
64,475	Rent-A-Center, Inc.(c)	1,128,313
159,292	Sonic Automotive, Inc., Class A	2,437,168
254,498	Superior Industries International, Inc.	1,310,665
11,469	TopBuild Corp.(c)	605,678
26,432	Unifi, Inc.(c)	565,380
51,964	Vera Bradley, Inc.(c)	465,078
154,372	Vista Outdoor, Inc.(c)	1,540,633
254,525	Vitamin Shoppe, Inc.(c)	1,175,906
188,059	William Lyon Homes, Class A(c)	2,493,662
64,200	Winnebago Industries, Inc.	1,836,120
54,657	Zumiez, Inc.(c)	1,388,834

		58,395,759

	Consumer Staples - 5.7%
56,799	Andersons, Inc. (The)	1,990,805
2,651	Central Garden & Pet Co.(c)	103,946
10,506	Central Garden & Pet Co., Class A(c)	374,224
372,758	Dean Foods Co.	1,554,401
49,972	Seneca Foods Corp., Class A(c)	1,429,199
116,946	SpartanNash Co.	2,426,629
174,374	United Natural Foods, Inc.(c)	2,284,299
13,063	Universal Corp.	753,735

		10,917,238

	Energy - 8.0%
172,334	Bristow Group, Inc.(b)(c)	$566,979
53,985	C&J Energy Services, Inc.(c)	867,539
28,134	Exterran Corp.(c)	488,406
122,111	Green Plains, Inc.(b)	1,735,197
118,263	Gulfport Energy Corp.(c)	992,227
124,458	Helix Energy Solutions Group, Inc.(c)	850,048
240,830	Laredo Petroleum, Inc.(c)	915,154
28,361	Matrix Service Co.(c)	608,343
93,922	Newpark Resources, Inc.(c)	780,492
27,291	Oil States International, Inc.(c)	469,951
80,608	Par Pacific Holdings, Inc.(c)	1,310,686
12,623	REX American Resources Corp.(c)	920,595
66,304	Ring Energy, Inc.(c)	389,868
21,383	SEACOR Holdings, Inc.(c)	885,042
143,342	SRC Energy, Inc.(c)	705,243
325,878	Superior Energy Services, Inc.(c)	1,274,183
117,218	US Silica Holdings, Inc.(b)	1,580,099

		15,340,052

	Financials - 7.2%
66,042	Ambac Financial Group, Inc.(c)	1,249,515
20,305	Apollo Commercial Real Estate Finance, Inc. REIT	369,551
72,850	Capstead Mortgage Corp. REIT	536,904
48,712	Customers Bancorp, Inc.(c)	958,165
31,437	Donnelley Financial Solutions, Inc.(c)	460,238
52,989	Encore Capital Group, Inc.(b)(c)	1,565,295
156,228	EZCORP, Inc., Class A(c)	1,456,045
31,370	Hope Bancorp, Inc.	448,905
12,687	Horace Mann Educators Corp.	528,414
37,424	INTL. FCStone, Inc.(c)	1,430,719
39,221	Invesco Mortgage Capital, Inc. REIT(d)	631,458
280,244	Maiden Holdings Ltd.	361,515
30,561	Opus Bank	638,725
14,574	Pacific Premier Bancorp, Inc.	433,576
24,952	PennyMac Mortgage Investment Trust REIT	505,028
17,362	PRA Group, Inc.(c)	512,353
20,915	Stewart Information Services Corp.	929,672
70,336	Third Point Reinsurance Ltd. (Bermuda)(c)	739,231

		13,755,309

	Health Care - 4.4%
151,147	Assertio Therapeutics, Inc.(c)	674,116
177,024	Cross Country Healthcare, Inc.(c)	1,704,741
79,845	Diplomat Pharmacy, Inc.(b)(c)	1,157,752
148,933	Invacare Corp.	765,516
113,799	Lannett Co., Inc.(b)(c)	848,941
32,928	Magellan Health, Inc.(c)	2,145,588
112,619	Owens & Minor, Inc.(b)	852,526
22,861	Select Medical Holdings Corp.(c)	357,089

		8,506,269

	Industrials - 19.5%
50,135	ABM Industries, Inc.	1,714,116
49,585	Aegion Corp.(c)	899,968
12,417	Apogee Enterprises, Inc.	423,047
40,920	ArcBest Corp.	1,539,410
36,703	Arcosa, Inc.	1,080,169
16,966	Astec Industries, Inc.	628,081
34,259	Atlas Air Worldwide Holdings, Inc.(c)	1,823,264
89,622	Briggs & Stratton Corp.	1,154,331
23,683	CIRCOR International, Inc.(c)	654,835
55,112	Echo Global Logistics, Inc.(c)	1,309,461
10,809	Encore Wire Corp.	582,605
23,824	Greenbrier Cos., Inc. (The)	1,010,376
174,902	Griffon Corp.	2,782,691
101,708	Kelly Services, Inc., Class A	2,278,259
65,854	LSC Communications, Inc.	522,222
71,623	Lydall, Inc.(c)	1,899,442
11,621	Matthews International Corp., Class A	517,018
18,549	Mueller Industries, Inc.	480,605
29,376	Multi-Color Corp.	1,367,453
44,444	MYR Group, Inc.(c)	1,354,209

Schedule of Investments(a)

518,218	Orion Group Holdings, Inc.(c)	$2,186,880
26,966	Patrick Industries, Inc.(c)	1,075,943
19,051	Powell Industries, Inc.	531,714
52,849	Quanex Building Products Corp.	827,087
10,185	SkyWest, Inc.	518,926
14,020	SPX FLOW, Inc.(c)	459,435
48,296	Team, Inc.(b)(c)	692,565
216,861	Titan International, Inc.	1,218,759
43,201	TrueBlue, Inc.(c)	1,053,672
48,912	Universal Forest Products, Inc.	1,507,468
61,554	Veritiv Corp.(c)	2,102,069
82,830	Wabash National Corp.	1,154,650

		37,350,730

	Information Technology - 8.9%
24,546	Anixter International, Inc.(c)	1,490,188
27,848	Bel Fuse, Inc., Class B	642,732
54,652	Benchmark Electronics, Inc.	1,389,254
21,382	Comtech Telecommunications Corp.	533,908
41,834	Digi International, Inc.(c)	496,151
45,159	Ichor Holdings Ltd.(b)(c)	928,921
31,744	Insight Enterprises, Inc.(c)	1,457,684
91,553	Photronics, Inc.(c)	978,702
47,199	Sanmina Corp.(c)	1,473,553
44,330	ScanSource, Inc.(c)	1,698,282
16,931	Sykes Enterprises, Inc.(c)	466,788
47,087	TiVo Corp.	524,078
160,119	TTM Technologies, Inc.(c)	1,838,166
262,485	Ultra Clean Holdings, Inc.(c)	3,113,072

		17,031,479

	Materials - 11.6%
10,718	A. Schulman, Inc.(c)(e)	21,436
23,572	AdvanSix, Inc.(c)	745,818
67,166	Boise Cascade Co.	1,845,050
184,683	Century Aluminum Co.(c)	1,699,084
79,589	Clearwater Paper Corp.(c)	2,683,741
19,154	Innophos Holdings, Inc.	572,705
33,119	Koppers Holdings, Inc.(c)	754,782
64,337	Kraton Corp.(c)	1,814,303
107,241	Mercer International, Inc. (Canada)	1,583,949
123,737	Olympic Steel, Inc.	2,384,412
157,783	P.H. Glatfelter Co.(b)	2,016,467
161,466	Rayonier Advanced Materials, Inc.	2,338,028
16,681	Schweitzer-Mauduit International, Inc.	534,793
167,370	TimkenSteel Corp.(c)	2,130,620
25,457	Tredegar Corp.	415,204
20,094	US Concrete, Inc.(c)	715,346

		22,255,738

	Real Estate - 1.9%
448,178	CBL & Associates Properties, Inc. REIT(b)	1,115,963
127,888	Cedar Realty Trust, Inc. REIT	446,329
28,542	Hersha Hospitality Trust REIT	528,883
103,584	iStar, Inc. REIT	993,371
56,071	Summit Hotel Properties, Inc. REIT	626,313

		3,710,859

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $186,273,488) - 99.4%	190,602,345

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.9%
11,339,058	Invesco Government & Agency Portfolio - Institutional Class, 2.29%(f)(g) (Cost $11,339,058)	11,339,058

	Total Investments in Securities (Cost $197,612,546) - 105.3%	201,941,403
	Other assets less liabilities - (5.3)%	(10,245,779)

	Net Assets - 100.0%	$191,695,624

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2019.
(c)	Non-income producing security.
(d)

Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2019.

	Value April 30, 2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$682,894	$443,695	$(475,591)	$68,576	$(88,116)	$631,458	$50,955

(e)	The Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(f)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities & others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of January 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The value of options held in Invesco S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,115,701,126	$—	$88,322	$2,115,789,448
Money Market Funds	62,511,735	—	—	62,511,735

Total Investments	$2,178,212,861	$—	$88,322	$2,178,301,183

Invesco Russell 2000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,338,860	$—	$1,955	$20,340,815
Money Market Funds	1,719,677	—	—	1,719,677

Total Investments	$22,058,537	$—	$1,955	$22,060,492

Invesco Wilshire Micro-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,938,764	$—	$17,257	$21,956,021
Money Market Funds	2,886,227	—	—	2,886,227

Total Investments	$24,824,991	$—	$17,257	$24,842,248

Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$185,756,870	$—	$—	$185,756,870
Money Market Funds	36,033,138	—	—	36,033,138

Total Investments in Securities	221,790,008	—	—	221,790,008

Other Investments-Assets*
Swap Agreements		173,340		173,340

Other Investments - Liabilities*
Swap Agreements		(269,407)		(269,407)

Total Other Investments	—	(96,067)	—	(96,067)

Total Investments	$221,790,008	$(96,067)	$—	$221,693,941

	Level 1	Level 2	Level 3	Total
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$189,820,984	$—	$0	$189,820,984
Money Market Funds	17,132,937	—	—	17,132,937

Total Investments	$206,953,921	$—	$0	$206,953,921

Invesco S&P SmallCap 600® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$34,961,907	$—	$3,190	$34,965,097
Money Market Funds	2,714,922	—	—	2,714,922

Total Investments	$37,676,829	$—	$3,190	$37,680,019

Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$190,580,909	$—	$21,436	$190,602,345
Money Market Fund	11,339,058	—	—	11,339,058

Total Investments	$201,919,967	$—	$21,436	$201,941,403

*	Unrealized appreciation (depreciation).

Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2019:

	Value
	Invesco Global Listed Private Equity ETF	Invesco S&P 500 BuyWrite ETF
Derivative Assets	Equity Risk
Unrealized appreciation on swap agreements - OTC	$173,340	$—
Derivatives not subject to master netting agreements	—	—

Total Derivative Liabilities subject to master netting agreements	$173,340	$—

Derivative Liabilities	Equity Risk
Options written, at value - Exchange-Traded	$—	$(6,391,885)
Unrealized depreciation on swap agreements - OTC	(269,407)	—
Total Derivative Liabilities	(269,407)	(6,391,885)
Derivatives not subject to master netting agreements	—	6,391,885

Total Derivative Liabilities subject to master netting agreements	$(269,407)	$—

Effect of Derivative Investments for the nine months ended January 31, 2019

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Invesco Global Listed Private Equity ETF	Invesco S&P 500 BuyWrite ETF
	Equity Risk
Realized Gain (Loss):
Options written	$—	$(12,344,927)
Swap agreements	1,609,990	—
Change in Net Unrealized Appreciation (Depreciation):
Options written	—	(3,433,126)
Swap agreements	(2,947)	—

Total	$1,607,043	$(15,778,053)

The table below summarizes the average notional value of options written and swap agreements outstanding during the period.

	Average Notional Value
	Invesco Global Listed Private Equity ETF	Invesco S&P 500 BuyWrite ETF
Options written	$—	$330,781,900
Swap agreements	25,499,132	—

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust

By (Signature and Title) /s/ Daniel E. Draper
Daniel E. Draper
President

Date 3/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel E. Draper
Daniel E. Draper
President

Date 3/29/2019

By (Signature and Title) /s/ Kelli Gallegos
Kelli Gallegos
Treasurer

Date 3/29/2019